As filed with the SEC on August 31, 2007.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-04419

AEGON/TRANSAMERICA SERIES TRUST
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida			33716
(Address of principal executive offices)			(Zip code)

Dennis Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2007 – June 30, 2007

Item 1: Report(s) to Shareholders.

AEGON/Transamerica Series Trust Semi-Annual Report Summer 2007

AEGON/Transamerica Series Trust Semi-Annual Report

570 Carillon Parkway
St. Petersburg, FL 33716
Distributor: Transamerica Capital, Inc.
Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual reports for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on a semi-annual basis with the hope that they will foster greater understanding of the investment options' holdings, performance, financial data, accounting policies and other issues. Unlike our past reports, this streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Dear Shareholder,

On behalf of AEGON/Transamerica Series Trust, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial advisor in the future. We value the trust you have placed in us.

This semi-annual report is provided to you with the intent of presenting a comprehensive review of the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe this report to be an important part of the investment process. In addition to providing a comprehensive review, this report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

We believe it is important to recognize and understand current market conditions in order to provide a context for reading this report. The Federal Reserve's decision to keep the federal funds rate at 5.25% during the past six months has been somewhat of a neutral factor in the markets during the period as investors sought to digest other news regarding general inflation, corporate earnings, GDP growth, energy prices, and the housing markets. Worries over inflation and rising energy prices have been coupled with concerns over a slowdown in the housing markets and subprime lending. However, absent a sharp correction phase during late February and early March, markets have generally been quite resilient to these concerns. For the six months ending June 30, 2007, the Dow Jones Industrial Average returned 8.76%, while the Standard & Poor's 500 Index returned 6.96%. Please keep in mind it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial advisor is a key resource to help you build a comprehensive picture of your current and future financial needs. In addition, financial advisors are familiar with the market's history, including long-term returns and volatility of various asset classes. With your financial advisor, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance. Please contact your financial advisor if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

John Carter President & CEO AEGON/Transamerica Series Trust	Christopher Staples Senior Vice President & CIO AEGON/Transamerica Series Trust

American Century Large Company Value

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,060.00	0.86%	$4.39
Hypothetical (b)	1,000.00	1,020.53	0.86	4.31
Service Class
Actual	1,000.00	1,058.30	1.11	5.66
Hypothetical (b)	1,000.00	1,019.29	1.11	5.56

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2007

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

American Century Large Company Value 1

American Century Large Company Value

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (96.0%)
Aerospace (0.9%)
Northrop Grumman Corp.	54,400	$4,236
Apparel & Accessory Stores (0.6%)
Gap (The), Inc.	139,700	2,668
Apparel Products (0.7%)
V.F. Corp.	34,200	3,132
Beverages (2.0%)
Coca-Cola Co. (The)	108,400	5,670
Pepsi Bottling Group, Inc.	108,500	3,654
Business Credit Institutions (2.3%)
Freddie Mac	177,700	10,786
Chemicals & Allied Products (2.1%)
du Pont (E.I.) de Nemours & Co.	88,300	4,489
PPG Industries, Inc.	73,300	5,579
Commercial Banks (17.0%)
Bank of America Corp. d	314,100	15,356
Bank of New York Co., Inc. (The)	107,300	4,447
Citigroup, Inc.	414,700	21,270
JP Morgan Chase & Co.	225,000	10,901
National City Corp. †	76,100	2,536
PNC Financial Services Group, Inc.	41,900	2,999
US Bancorp †	181,100	5,967
Wachovia Corp.	139,100	7,129
Wells Fargo & Co.	283,300	9,964
Communications Equipment (0.2%)
Motorola, Inc.	63,200	1,119
Computer & Data Processing Services (2.6%)
Fiserv, Inc. ‡	35,900	2,039
Microsoft Corp.	241,300	7,111
Oracle Corp. ‡	150,400	2,964
Computer & Office Equipment (2.6%)
Hewlett-Packard Co.	153,600	6,854
International Business Machines Corp.	52,400	5,515
Electric Services (1.2%)
PPL Corp.	122,000	5,708
Electric, Gas & Sanitary Services (2.5%)
Exelon Corp.	89,500	6,498
NiSource, Inc.	110,400	2,286
Waste Management, Inc.	72,300	2,823
Electronic & Other Electric Equipment (2.0%)
General Electric Co.	251,900	9,643

	Shares	Value
Electronic Components & Accessories (1.7%)
Intel Corp.	98,900	$2,350
Tyco International, Ltd.	172,700	5,836
Fabricated Metal Products (0.7%)
Parker Hannifin Corp.	34,700	3,398
Finance (0.8%)
SPDR Trust Series 1 †	26,700	4,013
Food & Kindred Products (1.3%)
Unilever NV-NY Shares	192,600	5,974
Food Stores (0.6%)
Kroger Co.	100,200	2,819
Health Services (0.3%)
Quest Diagnostics, Inc.	24,700	1,276
Industrial Machinery & Equipment (3.6%)
Applied Materials, Inc.	69,000	1,371
Caterpillar, Inc.	31,500	2,466
Deere & Co.	27,900	3,369
Dover Corp.	64,800	3,315
Ingersoll-Rand Co.-Class A	84,900	4,654
National Oilwell Varco, Inc. ‡	16,400	1,710
Instruments & Related Products (0.6%)
Xerox Corp. ‡	161,800	2,990
Insurance (4.5%)
Allstate Corp. (The)	89,800	5,524
American International Group, Inc.	134,000	9,384
Loews Corp.	69,300	3,533
MGIC Investment Corp. †	46,300	2,633
Insurance Agents, Brokers & Service (1.7%)
Hartford Financial Services Group, Inc. (The)	56,100	5,526
Marsh & McLennan Cos., Inc.	84,500	2,609
Life Insurance (0.6%)
Torchmark Corp.	42,600	2,854
Lumber & Other Building Materials (0.9%)
Home Depot, Inc. (The)	110,400	4,344
Lumber & Wood Products (1.1%)
Weyerhaeuser Co.	65,500	5,170
Motion Pictures (1.8%)
Time Warner, Inc.	400,700	8,431
Oil & Gas Extraction (3.2%)
Devon Energy Corp.	23,700	1,856
Royal Dutch Shell PLC- Class A, ADR	164,600	13,366

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

American Century Large Company Value 2

American Century Large Company Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Personal Services (0.6%)
H&R Block, Inc. †	115,200	$2,692
Petroleum Refining (9.7%)
Chevron Corp.	163,500	13,773
ConocoPhillips	119,900	9,412
Exxon Mobil Corp.	270,500	22,690
Pharmaceuticals (8.1%)
Abbott Laboratories d	122,900	6,581
Amgen, Inc. ‡	39,200	2,167
Johnson & Johnson	128,300	7,906
Lilly (Eli) & Co.	55,000	3,073
Merck & Co., Inc.	64,500	3,212
Pfizer, Inc.	340,100	8,696
Wyeth	120,100	6,887
Primary Metal Industries (0.4%)
Nucor Corp.	32,000	1,877
Printing & Publishing (1.8%)
Gannett Co., Inc.	87,600	4,814
RR Donnelley & Sons Co. †	82,700	3,598
Radio & Television Broadcasting (0.8%)
Viacom, Inc.-Class B ‡	90,000	3,747
Radio, Television & Computer Stores (0.6%)
Best Buy Co., Inc.	56,500	2,637
Restaurants (0.8%)
McDonald's Corp.	79,200	4,020
Retail Trade (1.6%)
Staples, Inc.	107,500	2,551
Wal-Mart Stores, Inc.	100,200	4,821
Rubber & Misc. Plastic Products (0.6%)
Newell Rubbermaid, Inc.	92,000	2,708
Savings Institutions (1.1%)
Washington Mutual, Inc.	127,700	5,445
Security & Commodity Brokers (3.2%)
Merrill Lynch & Co., Inc.	85,400	7,138
Morgan Stanley	94,900	7,960
Telecommunications (5.4%)
AT&T, Inc. d	354,800	14,724
Sprint Nextel Corp.	211,900	4,388
Verizon Communications, Inc.	160,200	6,595
Tobacco Products (1.2%)
Altria Group, Inc.	78,000	5,471
Total Common Stocks (cost: $414,992)		453,697

	Principal	Value
SECURITY LENDING COLLATERAL (3.7%)
Debt (3.6%)
Bank Notes (0.3%)
Bank of America 5.27%, due 07/16/2007 * 5.27%, due 08/17/2007 * 5.30%, due 09/17/2007 *	$289 482 482	$289 482 482
Commercial Paper (1.3%)
Barton Capital Corp.-144A 5.30%, due 07/11/2007 5.31%, due 07/12/2007	480 192	480 192
Bear Stearns & Co. 5.44%, due 07/10/2007	48	48
CAFCO LLC-144A 5.32%, due 07/16/2007	191	191
Clipper Receivables Corp. 5.31%, due 07/10/2007	192	192
CRC Funding LLC-144A 5.32%, due 07/16/2007	191	191
Den Danske Bank 5.28%, due 07/09/2007	96	96
Falcon Asset Securitization Corp.-144A 5.31%, due 07/17/2007	200	200
Grampian Funding LLC-144A 5.35%, due 07/18/2007	191	191
Greyhawk Funding LLC-144A 5.29%, due 07/12/2007	193	193
Jupiter Securitization Corp.-144A 5.32%, due 07/26/2007	96	96
Lexington Parker Capital-144A 5.29%, due 07/03/2007	193	193
Liberty Street-144A 5.28%, due 07/02/2007 5.29%, due 07/18/2007 5.33%, due 07/31/2007	193 193 96	193 193 96
Morgan Stanley & Co. 5.45%, due 08/01/2007	96	96
Old Line Funding Corp.-144A 5.32%, due 07/12/2007	192	192
Paradigm Funding LLC-144A 5.31%, due 07/16/2007	191	191
Park Avenue Receivables Corp.-144A 5.32%, due 07/23/2007	480	480
Sheffield Receivables Corp.-144A 5.29%, due 07/06/2007 5.32%, due 07/17/2007	144 479	144 479

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

American Century Large Company Value 3

American Century Large Company Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Paper (continued)
Three Pillars Funding Corp.-144A 5.33%, due 07/25/2007	$480	$480
Variable Funding Capital Corp.-144A 5.31%, due 07/05/2007 5.29%, due 07/11/2007 5.29%, due 07/12/2007	481 480 480	481 480 480
Euro Dollar Overnight (0.6%)
Abbey National PLC 5.28%, due 07/05/2007	241	241
Bank of Montreal 5.29%, due 07/02/2007 5.28%, due 07/03/2007	193 482	193 482
BNP Paribas 5.35%, due 07/02/2007	193	193
Calyon 5.38%, due 07/02/2007	193	193
Marshall & Ilsley Bank 5.29%, due 07/06/2007	267	267
National Australia Bank 5.32%, due 07/02/2007	193	193
Rabobank Netherland 5.33%, due 07/02/2007 193 193 5.28%, due 07/05/2007	482	482
Svenska Handelsbanken 5.30%, due 07/02/2007	140	140
Euro Dollar Terms (0.7%)
Banco Bilbao Vizcaya Argentaria 5.30%, due 08/10/2007	241	241
Bank of Montreal 5.31%, due 08/14/2007	289	289
Bank of Nova Scotia 5.28%, due 07/09/2007 5.29%, due 07/11/2007	144 193	144 193
Barclays 5.30%, due 07/16/2007 5.32%, due 09/04/2007	193 96	193 96
Canadian Imperial Bank of Commerce 5.30%, due 07/30/2007	241	241
Credit Suisse First Boston Corp. 5.29%, due 07/13/2007 193 193 5.29%, due 07/18/2007	385	385
First Tennessee National Corp. 5.30%, due 07/18/2007	96	96

	Principal	Value
Fortis Bank 5.29%, due 07/09/2007 $96 $96 5.30%, due 07/20/2007 241 241 5.30%, due 07/26/2007 193		193
Skandinaviska Enskilda Banken AB 5.29%, due 07/19/2007	144	144
Wells Fargo 5.28%, due 07/12/2007 482 482 5.28%, due 07/13/2007	241	241
Repurchase Agreements (0.7%) ††
Credit Suisse First Boston Corp. 5.42%, dated 06/29/2007 to be repurchased at $498 on 07/02/2007	498	498
Merrill Lynch & Co. 5.34%, dated 06/29/2007 to be repurchased at $1,814 on 07/02/2007	1,814	1,814
Morgan Stanley Dean Witter & Co. 5.37%, dated 06/29/2007 to be repurchased at $403 on 07/02/2007	403	403
Morgan Stanley Dean Witter & Co. 5.43%, dated 06/29/2007 to be repurchased at $652 on 07/02/2007	651	651
	Shares	Value
Investment Companies (0.1%)
Barclays Global Institutional Money Market Fund 1-day yield of 5.25%	289,053	$289
Reserve Primary Money Market Fund 1-day yield of 5.23%	40,083	40
Vanguard Prime Money Market Fund 1-day yield of 5.19%	278,455	278
Total Security Lending Collateral (cost: $17,519)		17,519
Total Investment Securities (cost: $432,511) #		$471,216
FUTURES CONTRACTS:

	Contracts u	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index	114	09/21/2007	$8,638	$(189)
			$8,638	$(189)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

American Century Large Company Value 4

American Century Large Company Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

d  At June 30, 2007, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at June 30, 2007 is $7,666.

†  At June 30, 2007, all or a portion of this security is on loan (see Note 1). The value at June 30, 2007, of all securities on loan is $17,019.

‡  Non-income producing.

*  Floating or variable rate note. Rate is listed as of June 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $3,426, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 07/03/2007 - 12/01/2036, respectively.

u  Contract amounts are not in thousands.

#  Aggregate cost for federal income tax purposes is $432,669. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $43,527 and $4,980, respectively. Net unrealized appreciation for tax purposes is $38,547.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $5,816 or 1.2% of the net assets of the Fund.

ADR  American Depositary Receipt

SPDR  Standard & Poor's Depository Receipts

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

American Century Large Company Value 5

American Century Large Company Value

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $432,511) (including securities loaned of $17,019)	$471,216
Cash	18,277
Receivables:
Investment securities sold	1,737
Shares sold	72
Interest	58
Dividends	573
491,933
Liabilities:
Investment securities purchased	1,264
Accounts payable and accrued liabilities:
Shares redeemed	114
Management and advisory fees	319
Service fees	1
Administration fees	8
Payable for collateral for securities on loan	17,519
Variation margin	10
Other	19
19,254
Net Assets	$472,679
Net Assets Consist of:
Capital stock ($.01 par value)	$393
Additional paid-in capital	420,352
Undistributed (accumulated) net investment income (loss)	5,667
Undistributed (accumulated) net realized gain (loss) from investment securities and futures contracts	7,751
Net unrealized appreciation (depreciation) on:
Investment securities	38,705
Futures contracts	(189)
Net Assets	$472,679
Net Assets by Class:
Initial Class	$469,555
Service Class	3,124
Shares Outstanding:
Initial Class	39,082
Service Class	261
Net Asset Value and Offering Price Per Share:
Initial Class	$12.01
Service Class	11.98

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $50)	$4,737
Interest	437
Income from loaned securities–net	43
5,217
Expenses:
Management and advisory fees	1,629
Printing and shareholder reports	3
Custody fees	20
Administration fees	40
Legal fees	3
Audit fees	9
Trustees fees	5
Service fees:
Service Class	4
Other	3
Total expenses	1,716
Net Investment Income (Loss)	3,501
Net Realized Gain (Loss) from:
Investment securities	5,647
Futures contracts	242
5,889
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	15,696
Futures contracts	(189)
15,507
Net Realized and Unrealized Gain (Loss) on Investment Securities and Futures Contracts	21,396
Net Increase (Decrease) in Net Assets Resulting from Operations	$24,897

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

American Century Large Company Value 6

American Century Large Company Value

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$3,501	$2,166
Net realized gain (loss) from investment securities and futures contracts	5,889	1,976
Change in unrealized appreciation (depreciation) on investment securities and futures contracts	15,507	19,119
	24,897	23,261
Distributions to Shareholders:
From net investment income:
Initial Class	–	(2,975)
Service Class	–	(45)
	–	(3,020)
From net realized gains:
Initial Class	–	(13,551)
Service Class	–	(225)
	–	(13,776)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	290,790	55,163
Service Class	887	1,515
	291,677	56,678
Dividends and distributions reinvested:
Initial Class	–	16,526
Service Class	–	270
	–	16,796
Cost of shares redeemed:
Initial Class	(19,206)	(25,548)
Service Class	(968)	(631)
	(20,174)	(26,179)
	271,503	47,295
Net increase (decrease) in net assets	296,400	53,760
Net Assets:
Beginning of period	176,279	122,519
End of period	$472,679	$176,279
Undistributed (accumulated) net investment income (loss)	$5,667	$2,166

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	25,476	4,952
Service Class	74	139
	25,550	5,091
Shares issued–reinvested from distributions:
Initial Class	–	1,611
Service Class	–	26
	–	1,637
Shares redeemed:
Initial Class	(1,662)	(2,265)
Service Class	(84)	(56)
	(1,746)	(2,321)
Net increase (decrease) in shares outstanding:
Initial Class	23,814	4,298
Service Class	(10)	109
	23,804	4,407

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

American Century Large Company Value 7

American Century Large Company Value

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$11.34	$0.10	$0.57	$0.67	$–	$–	$–	$12.01
	12/31/2006	11.01	0.19	1.80	1.99	(0.30)	(1.36)	(1.66)	11.34
	12/31/2005	11.06	0.18	0.26	0.44	(0.07)	(0.42)	(0.49)	11.01
	12/31/2004	9.81	0.17	1.18	1.35	(0.10)	–	(0.10)	11.06
	12/31/2003	7.64	0.12	2.08	2.20	(0.03)	–	(0.03)	9.81
	12/31/2002	9.48	0.06	(1.90)	(1.84)	–	–	–	7.64
Service Class	6/30/2007	11.33	0.09	0.56	0.65	–	–	–	11.98
	12/31/2006	11.00	0.17	1.80	1.97	(0.28)	(1.36)	(1.64)	11.33
	12/31/2005	11.07	0.15	0.26	0.41	(0.06)	(0.42)	(0.48)	11.00
	12/31/2004	9.82	0.17	1.16	1.33	(0.08)	–	(0.08)	11.07
	12/31/2003	7.90	0.08	1.85	1.93	(0.01)	–	(0.01)	9.82

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2007	6.00%	$469,555	0.86%	0.86%	1.76%	7%
	12/31/2006	19.68	173,206	0.92	0.92	1.72	19
	12/31/2005	4.15	120,738	0.91	0.91	1.62	26
	12/31/2004	13.91	185,445	0.97	0.97	1.67	86
	12/31/2003	28.79	59,978	1.08	1.08	1.41	62
	12/31/2002	(19.38)	34,898	1.40	1.54	0.76	94
Service Class	6/30/2007	5.83	3,124	1.11	1.11	1.52	7
	12/31/2006	19.44	3,073	1.17	1.17	1.49	19
	12/31/2005	3.83	1,781	1.16	1.16	1.36	26
	12/31/2004	13.61	1,947	1.22	1.22	1.66	86
	12/31/2003	24.40	149	1.31	1.31	1.39	62

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  American Century Large Company Value (the "Fund") share classes commenced operations as follows:

Initial Class – May 1, 2001
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of advisory fee waivers, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before advisory fee waivers, if any (see note 2).

(f)  Annualized.

(g)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

American Century Large Company Value 8

American Century Large Company Value

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. American Century Large Company Value (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $18, earned by IBT for its services.

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

The underlying face amount of open futures contracts at June 30, 2007, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities. Variation margin represents the additional payments due or excess deposits made in order to maintain the equity account at the required margin level.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

American Century Large Company Value 9

American Century Large Company Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2007:

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$19,464	4.12%
Asset Allocation–Growth Portfolio	93,840	19.85%
Asset Allocation–Moderate Growth Portfolio	202,827	42.91%
Asset Allocation–Moderate Portfolio	89,643	18.96%
Total	$405,774	85.84%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.835% of the first $250 million of ANA
0.80% of the next $150 million of ANA
0.775% of the next $350 million of ANA
0.70% of ANA over $750 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.35% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

American Century Large Company Value 10

American Century Large Company Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $26.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $5. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$287,561
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	24,193
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

American Century Large Company Value 11

American Century Large Company Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

American Century Large Company Value 12

Asset Allocation–Conservative Portfolio

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions. The expenses shown in the table do not reflect any expenses from the Funds investment in other affiliated investment companies. The average weighted annualized expense ratio of the underlying investment companies at June 30, 2007, was 0.78%.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,032.10	0.13%	$0.66
Hypothetical (b)	1,000.00	1,024.15	0.13	0.65
Service Class
Actual	1,000.00	1,031.30	0.38	1.91
Hypothetical (b)	1,000.00	1,022.91	0.38	1.91

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At June 30, 2007

This chart shows the percentage breakdown by asset type of the aggregate portfolio holdings of the underlying affiliated investment companies in which the Fund invests. The security lending collateral in the underlying funds is excluded from this calculation.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Asset Allocation–Conservative Portfolio 1

Asset Allocation–Conservative Portfolio

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Aggressive Equity (9.9%)
T. Rowe Price Small Cap, Initial Class e	505,398	$5,863
TA IDEX Evergreen Health Care, Class I @	1,832,853	24,450
TA IDEX Oppenheimer Small- & Mid- Cap Value, Class I @	72,395	949
TA IDEX Third Avenue Value, Class I @‡	1,534,884	43,729
Transamerica Growth Opportunities, Initial Class e	787,668	13,666
Transamerica Small/Mid Cap Value, Initial Class e	31,738	728
Capital Preservation (5.1%)
TA IDEX Loomis Sayles Bond, Class I @	2,724,427	27,108
Transamerica Money Market, Initial Class e	19,068,778	19,069
Fixed-Income (42.6%)
MFS High Yield, Initial Class e	2,275,379	22,230
PIMCO Total Return, Initial Class e	11,501,097	126,857
TA IDEX PIMCO Real Return TIPS, Class I @	6,385,675	62,644
TA IDEX Transamerica Flexible Income, Class I @	6,010,294	55,956
TA IDEX Transamerica High-Yield Bond, Class I @	1,975,366	18,213
TA IDEX Transamerica Short-Term Bond, Class I @	6,833,742	67,107
Transamerica Convertible Securities, Initial Class e	2,300,648	29,724
Transamerica U.S. Government Securities, Initial Class e	51,140	611
Foreign Fixed-Income (10.2%)
TA IDEX JPMorgan International Bond, Class I @	6,130,484	62,286
TA IDEX Van Kampen Emerging Markets Debt, Class I @	2,642,634	29,043

	Shares	Value
Growth Equity (25.7%)
American Century Large Company Value,
Initial Class e	1,619,304	$19,464
BlackRock Large Cap Value, Initial Class e	634,111	14,236
Capital Guardian Value, Initial Class e	1,386,758	31,535
Federated Market Opportunity, Initial Class e‡	2,533,463	37,901
Jennison Growth, Initial Class e‡	784,728	6,466
JPMorgan Mid Cap Value, Initial Class e	1,165,811	20,880
Marsico Growth, Initial Class e	1,635,378	19,330
T. Rowe Price Equity Income, Initial Class e	27,202	612
T. Rowe Price Growth Stock, Initial Class e	339,956	9,128
TA IDEX UBS Large Cap Value, Class I @	2,878,635	39,207
TA IDEX Van Kampen Small Company Growth, Class I @	50,318	685
Transamerica Equity, Initial Class e‡	1,148,625	31,748
Specialty- Real Estate (2.1%)
Clarion Global Real Estate Securities, Initial Class e	760,193	18,359
World Equity (4.4%)
TA IDEX AllianceBernstein International Value, Class I @	508,143	7,322
TA IDEX BlackRock Global Allocation, Class I @	114,058	1,380
TA IDEX Evergreen International Small Cap, Class I @	597,045	10,448
TA IDEX Marsico International Growth, Class I @	375,353	5,131
TA IDEX Neuberger Berman International, Class I @	483,536	6,363
TA IDEX Oppenheimer Developing Markets, Class I @	636,676	9,047
Total Investment Companies (cost: $854,146) #		$899,475

NOTES TO SCHEDULE OF INVESTMENTS:

e  The Fund invests its assets in the Initial class shares of the affiliated AEGON/Transamerica Series Trust.

@  The Fund invests its assets in the Class I shares of the affiliated Transamerica IDEX Mutual Funds.

‡  Non-income producing.

#  Aggregate cost for federal income tax purposes is $854,988. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $56,796 and $12,309, respectively. Net unrealized appreciation for tax purposes is $44,487.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Asset Allocation–Conservative Portfolio 2

Asset Allocation–Conservative Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment in affiliated investment companies at value (cost: $854,146)	$899,475
Cash	1,710
Receivables:
Shares sold	897
Dividends	78
902,160
Liabilities:
Investment securities purchased	2,230
Accounts payable and accrued liabilities:
Shares redeemed	451
Management and advisory fees	74
Service fees	70
Administration fees	10
Other	55
2,890
Net Assets	$899,270
Net Assets Consist of:
Capital stock ($.01 par value)	$756
Additional paid-in capital	767,220
Undistributed (accumulated) net investment income (loss)	33,149
Undistributed (accumulated) net realized gain (loss) from investment in affiliated investment companies	52,816
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	45,329
Net Assets	$899,270
Net Assets by Class:
Initial Class	$551,103
Service Class	348,167
Shares Outstanding:
Initial Class	46,267
Service Class	29,366
Net Asset Value and Offering Price Per Share:
Initial Class	$11.91
Service Class	11.86

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends from affiliated investment companies	$7,165
Expenses:
Management and advisory fees	440
Printing and shareholder reports	9
Custody fees	23
Administration fees	55
Legal fees	8
Audit fees	9
Trustees fees	12
Service fees:
Service Class	392
Other	7
Total expenses	955
Net Investment Income (Loss)	6,210
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies:
Realized gain (loss) from investment in affiliated investment companies	19,187
Increase (decrease) in unrealized appreciation (depreciation) on investment in affiliated investment companies	2,731
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies	21,918
Net Increase (Decrease) in Net Assets Resulting from Operations	$28,128

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Asset Allocation–Conservative Portfolio 3

Asset Allocation–Conservative Portfolio

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$6,210	$26,938
Net realized gain (loss) from investment in affiliated investment companies	19,187	33,804
Change in unrealized appreciation (depreciation) on investment in affiliated investment companies	2,731	8,951
	28,128	69,693
Distributions to Shareholders:
From net investment income:
Initial Class	–	(17,971)
Service Class	–	(7,770)
	–	(25,741)
From net realized gains:
Initial Class	–	(25,335)
Service Class	–	(11,399)
	–	(36,734)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	117,914	149,884
Service Class	70,598	140,651
	188,512	290,535
Dividends and distributions reinvested:
Initial Class	–	43,306
Service Class	–	19,169
	–	62,475
Cost of shares redeemed:
Initial Class	(113,141)	(187,210)
Service Class	(22,119)	(44,105)
	(135,260)	(231,315)
	53,252	121,695
Net increase (decrease) in net assets	81,380	128,913
Net Assets:
Beginning of period	817,890	688,977
End of period	$899,270	$817,890
Undistributed (accumulated) net investment income (loss)	$33,149	$26,939

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	10,095	12,855
Service Class	6,006	12,185
	16,101	25,040
Shares issued-reinvested from distributions:
Initial Class	–	3,944
Service Class	–	1,751
	–	5,695
Shares redeemed:
Initial Class	(9,560)	(16,232)
Service Class	(1,886)	(3,817)
	(11,446)	(20,049)
Net increase (decrease) in shares outstanding:
Initial Class	535	567
Service Class	4,120	10,119
	4,655	10,686

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Asset Allocation–Conservative Portfolio 4

Asset Allocation–Conservative Portfolio

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$11.54	$0.09	$0.28	$0.37	$–	$–	$–	$11.91
	12/31/2006	11.43	0.41	0.62	1.03	(0.38)	(0.54)	(0.92)	11.54
	12/31/2005	12.04	0.47	0.12	0.59	(0.32)	(0.88)	(1.20)	11.43
	12/31/2004	11.16	0.24	0.82	1.06	(0.03)	(0.15)	(0.18)	12.04
	12/31/2003	9.09	0.04	2.04	2.08	(0.01)	–	(0.01)	11.16
	12/31/2002	10.00	0.06	(0.97)	(0.91)	–	–	–	9.09
Service Class	6/30/2007	11.50	0.07	0.29	0.36	–	–	–	11.86
	12/31/2006	11.41	0.40	0.60	1.00	(0.37)	(0.54)	(0.91)	11.50
	12/31/2005	12.03	0.47	0.10	0.57	(0.31)	(0.88)	(1.19)	11.41
	12/31/2004	11.15	0.25	0.79	1.04	(0.01)	(0.15)	(0.16)	12.03
	12/31/2003	9.53	–	1.62	1.62	–	–	–	11.15

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)(g)	Net Investment Income (Loss) to Average Net Assets (d)(f)	Portfolio Turnover Rate (e)
Initial Class	6/30/2007	3.21%	$551,103	0.13%	1.49%	32%
	12/31/2006	9.45	527,618	0.13	3.54	18
	12/31/2005	5.18	516,376	0.14	4.01	40
	12/31/2004	9.71	511,683	0.14	2.10	53
	12/31/2003	22.91	453,710	0.13	0.45	24
	12/31/2002	(9.10)	169,834	0.19	1.07	28
Service Class	6/30/2007	3.13	348,167	0.38	1.27	32
	12/31/2006	9.14	290,272	0.38	3.44	18
	12/31/2005	5.01	172,601	0.39	4.03	40
	12/31/2004	9.45	84,490	0.39	2.19	53
	12/31/2003	17.00	15,030	0.38	0.03	24

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Asset Allocation–Conservative Portfolio (the "Fund") share classes commenced operations as follows:

Initial Class–May 1, 2002
Service Class–May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

(f)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)  Does not include expenses of the investment companies in which the Fund invests.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Asset Allocation–Conservative Portfolio 5

Asset Allocation–Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Asset Allocation–Conservative Portfolio (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general common expenses.

Security valuations: Investment company securities are valued at the net asset value of the underlying portfolio.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

TFAI has entered into an agreement with Morningstar Associates, LLC ("Morningstar") to provide investment services to the Fund. TFAI compensates Morningstar as described in the Prospectus.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.10% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.25% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Asset Allocation–Conservative Portfolio 6

Asset Allocation–Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $49.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $31. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$345,260
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	285,785
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Asset Allocation–Conservative Portfolio 7

Asset Allocation–Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Asset Allocation–Conservative Portfolio 8

Asset Allocation–Growth Portfolio

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions. The expenses shown in the table do not reflect any expenses from the Funds investment in other affiliated investment companies. The average weighted annualized expense ratio of the underlying investment companies at June 30, 2007, was 0.92%.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,079.20	0.13%	$0.67
Hypothetical (b)	1,000.00	1,024.15	0.13	0.65
Service Class
Actual	1,000.00	1,078.30	0.38	1.96
Hypothetical (b)	1,000.00	1,022.91	0.38	1.91

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At June 30, 2007

This chart shows the percentage breakdown by asset type of the aggregate portfolio holdings of the underlying affiliated investment companies in which the Fund invests. The security lending collateral in the underlying funds is excluded from this calculation.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Asset Allocation–Growth Portfolio 1

Asset Allocation–Growth Portfolio

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Aggressive Equity (19.6%)
Munder Net50, Initial Class ‡e	3,549,834	$41,711
TA IDEX Evergreen Health Care, Class I @	2,570,286	34,288
TA IDEX Oppenheimer Small- & Mid-Cap Value, Class I @	742,791	9,738
TA IDEX Third Avenue Value, Class I ‡@	6,044,057	172,195
Transamerica Growth Opportunities, Initial Class e	1,929,173	33,471
Transamerica Small/Mid Cap Value, Initial Class e	1,798,059	41,247
Capital Preservation (0.2%)
Transamerica Money Market, Initial Class e	4,188,360	4,188
Growth & Income (2.3%)
TA IDEX UBS Dynamic Alpha, Class I ‡@	3,902,387	38,673
Growth Equity (53.2%)
American Century Large Company Value, Initial Class e	7,807,001	93,840
BlackRock Large Cap Value, Initial Class e	7,270,953	163,233
Capital Guardian Value, Initial Class e	6,383,815	145,168
Jennison Growth, Initial Class ‡e	4,977,382	41,014
JPMorgan Mid Cap Value, Initial Class e	2,748,619	49,228
Marsico Growth, Initial Class e	7,952,738	94,001
T. Rowe Price Equity Income, Initial Class e	4,619	104
T. Rowe Price Growth Stock, Initial Class e	1,509,480	40,529
TA IDEX Bjurman, Barry Micro Emerging Growth, Class I ‡@	777,027	8,796

	Shares	Value
Growth Equity (continued)
TA IDEX BlackRock Natural Resources, Class I ‡@	2,277,499	$27,603
TA IDEX Mellon Market Neutral Strategy, Class I ‡@	1,962,739	19,510
TA IDEX UBS Large Cap Value, Class I @	5,350,625	72,875
TA IDEX Van Kampen Small Company Growth, Class I @	2,858,932	38,939
Transamerica Equity, Initial Class ‡e	3,760,565	103,942
Transamerica Science & Technology, Initial Class e	523,630	2,393
Specialty–Real Estate (4.5%)
Clarion Global Real Estate Securities, Initial Class e	3,119,941	75,347
World Equity (20.2%)
TA IDEX AllianceBernstein International Value, Class I @	1,970,122	28,389
TA IDEX BlackRock Global Allocation, Class I @	5,082,690	61,501
TA IDEX Evergreen International Small Cap, Class I @	4,090,025	71,575
TA IDEX Marsico International Growth, Class I @	3,979,554	54,400
TA IDEX Neuberger Berman International, Class I @	5,150,439	67,780
TA IDEX Oppenheimer Developing Markets, Class I @	4,143,533	58,880
Total Investment Companies (cost: $1,416,307) #		$1,694,558

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

e  The Fund invests its assets in the Initial class shares of the affiliated AEGON/Transamerica Series Trust.

@  The Fund invests its assets in the Class I shares of the affiliated Transamerica IDEX Mutual Funds.

#  Aggregate cost for federal income tax purposes is $1,416,363. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $279,139 and $944, respectively. Net unrealized appreciation for tax purposes is $278,195.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Asset Allocation–Growth Portfolio 2

Asset Allocation–Growth Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment in affiliated investment companies at value (cost: $1,416,307)	$1,694,558
Receivables:
Investment securities sold	323
Shares sold	508
Dividends	17
1,695,406
Liabilities:
Investment securities purchased	16
Accounts payable and accrued liabilities:
Shares redeemed	831
Management and advisory fees	140
Service fees	80
Administration fees	18
Other	127
1,212
Net Assets	$1,694,194
Net Assets Consist of:
Capital stock ($.01 par value)	$1,154
Additional paid-in capital	1,225,347
Undistributed (accumulated) net investment income (loss)	35,197
Undistributed (accumulated) net realized gain (loss) from investment in affiliated investment companies	154,245
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	278,251
Net Assets	$1,694,194
Net Assets by Class:
Initial Class	$1,303,317
Service Class	390,877
Shares Outstanding:
Initial Class	88,603
Service Class	26,772
Net Asset Value and Offering Price Per Share:
Initial Class	$14.71
Service Class	14.60

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends from affiliated investment companies	$142
Expenses:
Management and advisory fees	806
Printing and shareholder reports	35
Custody fees	28
Administration fees	101
Legal fees	14
Audit fees	9
Trustees fees	24
Service fees:
Service Class	452
Other	12
Total expenses	1,481
Net Investment Income (Loss)	(1,339)
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies:
Realized gain (loss) from investment in affiliated investment companies	90,637
Increase (decrease) in unrealized appreciation (depreciation) on investment in affiliated investment companies	34,016
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies	124,653
Net Increase (Decrease) in Net Assets Resulting from Operations	$123,314

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Asset Allocation–Growth Portfolio 3

Asset Allocation–Growth Portfolio

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(1,339)	$36,536
Net realized gain (loss) from investment in affiliated investment companies	90,637	63,660
Change in unrealized appreciation (depreciation) on investment in affiliated investment companies	34,016	94,379
	123,314	194,575
Distributions to Shareholders:
From net investment income:
Initial Class	–	(9,963)
Service Class	–	(2,233)
	–	(12,196)
From net realized gains:
Initial Class	–	(75,856)
Service Class	–	(20,093)
	–	(95,949)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	105,396	222,293
Service Class	43,413	113,595
	148,809	335,888
Dividends and distributions reinvested:
Initial Class	–	85,819
Service Class	–	22,326
	–	108,145
Cost of shares redeemed:
Initial Class	(96,659)	(146,188)
Service Class	(18,635)	(26,802)
	(115,294)	(172,990)
	33,515	271,043
Net increase (decrease) in net assets	156,829	357,473
Net Assets:
Beginning of period	1,537,365	1,179,892
End of period	$1,694,194	$1,537,365
Undistributed (accumulated) net investment income (loss)	$35,197	$36,536

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	7,474	16,726
Service Class	3,083	8,562
	10,557	25,288
Shares issued-reinvested from distributions:
Initial Class	–	6,989
Service Class	–	1,829
	–	8,818
Shares redeemed:
Initial Class	(6,821)	(11,037)
Service Class	(1,324)	(2,058)
	(8,145)	(13,095)
Net increase (decrease) in shares outstanding:
Initial Class	653	12,678
Service Class	1,759	8,333
	2,412	21,011

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Asset Allocation–Growth Portfolio 4

Asset Allocation–Growth Portfolio

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$13.63	$(0.01)	$1.09	$1.08	$–	$–	$–	$14.71
	12/31/2006	12.84	0.37	1.52	1.89	(0.13)	(0.97)	(1.10)	13.63
	12/31/2005	12.06	0.16	1.27	1.43	(0.06)	(0.59)	(0.65)	12.84
	12/31/2004	10.67	0.05	1.45	1.50	(0.01)	(0.10)	(0.11)	12.06
	12/31/2003	8.17	0.02	2.49	2.51	(0.01)	–	(0.01)	10.67
	12/31/2002	10.00	0.08	(1.91)	(1.83)	–	–	–	8.17
Service Class	6/30/2007	13.54	(0.03)	1.09	1.06	–	–	–	14.60
	12/31/2006	12.78	0.34	1.50	1.84	(0.11)	(0.97)	(1.08)	13.54
	12/31/2005	12.03	0.13	1.26	1.39	(0.05)	(0.59)	(0.64)	12.78
	12/31/2004	10.67	0.03	1.44	1.47	(0.01)	(0.10)	(0.11)	12.03
	12/31/2003	8.46	– (h)	2.21	2.21	–	–	–	10.67

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)(g)	Net Investment Income (Loss) to Average Net Assets (d)(f)	Portfolio Turnover Rate (e)
Initial Class	6/30/2007	7.92%	$1,303,317	0.13%	(0.11)%	22%
	12/31/2006	15.62	1,198,596	0.14	2.75	4
	12/31/2005	12.24	966,677	0.14	1.28	41
	12/31/2004	14.19	759,168	0.14	0.46	38
	12/31/2003	30.80	501,532	0.14	0.18	18
	12/31/2002	(18.30)	156,176	0.21	1.43	20
Service Class	6/30/2007	7.83	390,877	0.38	(0.36)	22
	12/31/2006	15.28	338,769	0.39	2.54	4
	12/31/2005	11.92	213,215	0.39	1.06	41
	12/31/2004	13.90	118,490	0.39	0.29	38
	12/31/2003	26.12	14,893	0.38	0.03	18

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Asset Allocation – Growth Portfolio ("the Fund") share classes commenced operations on:

Initial Class – May 1, 2002
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

(f)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)  Does not include expenses of the investment companies in which the Fund invests.

(h)  Rounds to less than $0.01 per share.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Asset Allocation–Growth Portfolio 5

Asset Allocation–Growth Portfolio

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Asset Allocation–Growth Portfolio (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general common expenses.

Security valuations: Investment company securities are valued at the net asset value of the underlying portfolio.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

TFAI has entered into an agreement with Morningstar Associates, LLC ("Morningstar") to provide investment services to the Fund. TFAI compensates Morningstar as described in the Prospectus.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.10% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.25% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Asset Allocation–Growth Portfolio 6

Asset Allocation–Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $92.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $54. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$387,649
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	355,435
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Asset Allocation–Growth Portfolio 7

Asset Allocation–Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Asset Allocation–Growth Portfolio 8

Asset Allocation–Moderate Portfolio

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

The expenses shown in the table do not reflect any expenses from the Funds investment in other affiliated investment companies. The average weighted annualized expense ratio of the underlying investment companies at June 30, 2007, was 0.81%.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,047.40	0.13%	$0.66
Hypothetical (b)	1,000.00	1,024.15	0.13	0.65
Service Class
Actual	1,000.00	1,046.80	0.38	1.93
Hypothetical (b)	1,000.00	1,022.91	0.38	1.91

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At June 30, 2007

This chart shows the percentage breakdown by asset type of the aggregate portfolio holdings of the underlying affiliated investment companies in which the Fund invests. The security lending collateral in the underlying funds is excluded from this calculation.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Asset Allocation–Moderate Portfolio 1

Asset Allocation–Moderate Portfolio

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Aggressive Equity (13.5%)
Munder Net50, Initial Class ‡e	817,909	$9,610
T. Rowe Price Small Cap, Initial Class e	2,383,793	27,652
TA IDEX Evergreen Health Care, Class I @	3,805,175	50,761
TA IDEX Oppenheimer Small- & Mid- Cap Value, Class I @	682,289	8,945
TA IDEX Third Avenue Value, Class I ‡@	6,469,871	184,327
Transamerica Growth Opportunities, Initial Class e	4,010,131	69,576
Transamerica Small/Mid Cap Value, Initial Class e	1,412,237	32,397
Capital Preservation (3.0%)
TA IDEX Loomis Sayles Bond, Class I @	6,270,898	62,395
Transamerica Money Market, Initial Class e	22,999,217	22,999
Fixed-Income (32.7%)
MFS High Yield, Initial Class e	10,262,023	100,260
PIMCO Total Return, Initial Class e	32,549,896	359,025
TA IDEX PIMCO Real Return TIPS, Class I @	18,114,899	177,707
TA IDEX Transamerica Flexible Income, Class I @	7,215,065	67,172
TA IDEX Transamerica High-Yield Bond, Class I @	2,337,844	21,555
TA IDEX Transamerica Short-Term Bond, Class I @	13,430,314	131,886
Transamerica Convertible Securities, Initial Class e	5,517,386	71,285
Foreign Fixed-Income (9.1%)
TA IDEX JPMorgan International Bond, Class I @	17,417,385	176,961
TA IDEX Van Kampen Emerging Markets Debt, Class I @	7,400,400	81,330

	Shares	Value
Growth Equity (30.4%)
American Century Large Company Value, Initial Class e	7,457,825	$89,643
BlackRock Large Cap Value, Initial Class e	4,269,771	95,856
Capital Guardian Value, Initial Class e	5,432,806	123,542
Federated Market Opportunity, Initial Class ‡e	4,857,158	72,663
Jennison Growth, Initial Class ‡e	358,578	2,955
JPMorgan Mid Cap Value, Initial Class e	2,088,764	37,410
Marsico Growth, Initial Class e	9,684,454	114,470
T. Rowe Price Equity Income, Initial Class e	48,051	1,081
T. Rowe Price Growth Stock, Initial Class e	1,740,244	46,726
TA IDEX Bjurman, Barry Micro Emerging Growth, Class I ‡@	1,187,875	13,447
TA IDEX UBS Large Cap Value, Class I @	7,158,812	97,503
TA IDEX Van Kampen Small Company Growth, Class I @	51,679	704
Transamerica Equity, Initial Class ‡e	4,591,569	126,911
Transamerica Science & Technology, Initial Class e	8,801,002	40,221
Specialty–Real Estate (3.0%)
Clarion Global Real Estate Securities, Initial Class e	3,516,018	84,912
World Equity (8.3%)
TA IDEX AllianceBernstein International Value, Class I @	3,065,843	44,179
TA IDEX BlackRock Global Allocation, Class I @	1,373,412	16,618
TA IDEX Evergreen International Small Cap, Class I @	2,643,888	46,268
TA IDEX Marsico International Growth, Class I @	2,284,232	31,225
TA IDEX Neuberger Berman International, Class I @	2,970,708	39,094
TA IDEX Oppenheimer Developing Markets, Class I @	3,987,835	56,667
Total Investment Companies (cost: $2,537,010) #		$2,837,938

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

e  The Fund invests its assets in the Initial class shares of the affiliated AEGON/Transamerica Series Trust.

@  The Fund invests its assets in the Class I shares of the affiliated Transamerica IDEX Mutual Funds.

#  Aggregate cost for federal income tax purposes is $2,537,402. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $324,221 and $23,685, respectively. Net unrealized appreciation for tax purposes is $300,536.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Asset Allocation–Moderate Portfolio 2

Asset Allocation–Moderate Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment in affiliated investment companies at value (cost: $2,537,010)	$2,837,938
Cash	2,819
Receivables:
Shares sold	1,808
Dividends	93
2,842,658
Liabilities:
Investment securities purchased	3,677
Accounts payable and accrued liabilities:
Shares redeemed	1,040
Management and advisory fees	232
Service fees	254
Administration fees	29
Other	195
5,427
Net Assets	$2,837,231
Net Assets Consist of:
Capital stock ($.01 par value)	$2,145
Additional paid-in capital	2,243,250
Undistributed (accumulated) net investment income (loss)	92,121
Undistributed (accumulated) net realized gain (loss) from investment in affiliated investment companies	198,787
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	300,928
Net Assets	$2,837,231
Net Assets by Class:
Initial Class	$1,584,321
Service Class	1,252,910
Shares Outstanding:
Initial Class	119,478
Service Class	95,019
Net Asset Value and Offering Price Per Share:
Initial Class	$13.26
Service Class	13.19

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends from affiliated investment companies	$12,613
Expenses:
Management and advisory fees	1,350
Printing and shareholder reports	49
Custody fees	39
Administration fees	169
Legal fees	24
Audit fees	9
Trustees fees	41
Service fees:
Service Class	1,419
Other	22
Total expenses	3,122
Net Investment Income (Loss)	9,491
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies:
Realized gain (loss) from investment in affiliated investment companies	124,914
Increase (decrease) in unrealized appreciation (depreciation) on investment in affiliated investment companies	(10,436)
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies	114,478
Net Increase (Decrease) in Net Assets Resulting from Operations	$123,969

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Asset Allocation–Moderate Portfolio 3

Asset Allocation–Moderate Portfolio

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$9,491	$82,631
Net realized gain (loss) from investment in affiliated investment companies	124,914	74,044
Change in unrealized appreciation (depreciation) on investment in affiliated investment companies	(10,436)	101,415
	123,969	258,090
Distributions to Shareholders:
From net investment income:
Initial Class	—	(39,931)
Service Class	—	(21,762)
	—	(61,693)
From net realized gains:
Initial Class	—	(69,586)
Service Class	—	(39,653)
	—	(109,239)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	81,287	154,399
Service Class	202,319	393,038
	283,606	547,437
Dividends and distributions reinvested:
Initial Class	—	109,517
Service Class	—	61,415
	—	170,932
Cost of shares redeemed:
Initial Class	(161,353)	(240,954)
Service Class	(43,434)	(45,171)
	(204,787)	(286,125)
	78,819	432,244
Net increase (decrease) in net assets	202,788	519,402
Net Assets:
Beginning of period	2,634,443	2,115,041
End of period	$2,837,231	$2,634,443
Undistributed (accumulated) net investment income (loss)	$92,121	$82,630

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	6,211	12,360
Service Class	15,602	31,575
	21,813	43,935
Shares issued-reinvested from distributions:
Initial Class	—	9,281
Service Class	—	5,222
	—	14,503
Shares redeemed:
Initial Class	(12,449)	(19,265)
Service Class	(3,356)	(3,634)
	(15,805)	(22,899)
Net increase (decrease) in shares outstanding:
Initial Class	(6,238)	2,376
Service Class	12,246	33,163
	6,008	35,539

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Asset Allocation–Moderate Portfolio 4

Asset Allocation–Moderate Portfolio

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$12.66	$0.05	$0.55	$0.60	$–	$–	$–	$13.26
	12/31/2006	12.24	0.44	0.89	1.33	(0.33)	(0.58)	(0.91)	12.66
	12/31/2005	12.10	0.40	0.46	0.86	(0.22)	(0.50)	(0.72)	12.24
	12/31/2004	10.99	0.18	1.06	1.24	(0.03)	(0.10)	(0.13)	12.10
	12/31/2003	8.81	0.04	2.15	2.19	(0.01)	–	(0.01)	10.99
	12/31/2002	10.00	0.06	(1.25)	(1.19)	–	–	–	8.81
Service Class	6/30/2007	12.60	0.04	0.55	0.59	–	–	–	13.19
	12/31/2006	12.20	0.43	0.87	1.30	(0.32)	(0.58)	(0.90)	12.60
	12/31/2005	12.09	0.41	0.42	0.83	(0.22)	(0.50)	(0.72)	12.20
	12/31/2004	10.98	0.18	1.03	1.21	– (h)	(0.10)	(0.10)	12.09
	12/31/2003	9.21	0.01	1.76	1.77	–	–	–	10.98

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)(g)	Net Investment Income (Loss) to Average Net Assets (d)(f)	Portfolio Turnover Rate (e)
Initial Class	6/30/2007	4.74%	$1,584,321	0.13%	0.80%	19%
	12/31/2006	11.48	1,591,304	0.13	3.53	3
	12/31/2005	7.44	1,509,579	0.14	3.36	24
	12/31/2004	11.39	1,405,218	0.13	1.61	30
	12/31/2003	24.87	1,169,496	0.12	0.39	16
	12/31/2002	(11.90)	405,684	0.15	1.03	21
Service Class	6/30/2007	4.68	1,252,910	0.38	0.57	19
	12/31/2006	11.21	1,043,139	0.38	3.44	3
	12/31/2005	7.13	605,462	0.39	3.40	24
	12/31/2004	11.13	227,221	0.39	1.63	30
	12/31/2003	19.22	28,018	0.37	0.13	16

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Asset Allocation – Moderate Portfolio (the "Fund") share classes commenced operations as follows:

Initial Class – May 1, 2002
    Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

(f)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)  Does not include expenses of the investment companies in which the Fund invests.

(h)  Rounds to less than $0.01 per share.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Asset Allocation–Moderate Portfolio 5

Asset Allocation–Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Asset Allocation–Moderate Portfolio (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general common expenses.

Security valuations: Investment company securities are valued at the net asset value of the underlying portfolio.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

TFAI has entered into an agreement with Morningstar Associates, LLC ("Morningstar") to provide investment services to the Fund. TFAI compensates Morningstar as described in the Prospectus.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.10% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.25% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Asset Allocation–Moderate Portfolio 6

Asset Allocation–Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $154.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $95. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$618,105
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	529,728
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Asset Allocation–Moderate Portfolio 7

Asset Allocation–Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Asset Allocation–Moderate Portfolio 8

Asset Allocation–Moderate Growth Portfolio

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions. The expenses shown in the table do not reflect any expenses from the Funds investment in other affiliated investment companies. The average weighted annualized expense ratio of the underlying investment companies at June 30, 2007, was 0.85%.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,061.20	0.12%	$0.61
Hypothetical (b)	1,000.00	1,024.20	0.12	0.60
Service Class
Actual	1,000.00	1,060.10	0.37	1.89
Hypothetical (b)	1,000.00	1,022.96	0.37	1.86

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At June 30, 2007

This chart shows the percentage breakdown by asset type of the aggregate portfolio holdings of the underlying affiliated investment companies in which the Fund invests. The security lending collateral in the underlying funds is excluded from this calculation.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Asset Allocation–Moderate Growth Portfolio 1

Asset Allocation–Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thouands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Aggressive Equity (12.2%)
Munder Net50, Initial Class ‡e	2,670,492	$31,378
TA IDEX Evergreen Health Care, Class I @	8,312,040	110,883
TA IDEX Oppenheimer Small- & Mid- Cap Value, Class I @	4,368,072	57,265
TA IDEX Third Avenue Value, Class I ‡@	9,168,630	261,214
Transamerica Growth Opportunities, Initial Class e	5,891,249	102,213
Transamerica Small/Mid Cap Value, Initial Class e	334,267	7,668
Capital Preservation (1.9%)
TA IDEX Loomis Sayles Bond, Class I @	6,170,472	61,396
Transamerica Money Market, Initial Class e	28,837,584	28,838
Fixed-Income (18.3%)
MFS High Yield, Initial Class e	7,261,275	70,943
PIMCO Total Return, Initial Class e	28,014,959	309,005
TA IDEX PIMCO Real Return TIPS, Class I @	15,203,038	149,142
TA IDEX Transamerica Flexible Income, Class I @	9,890,933	92,085
TA IDEX Transamerica High-Yield Bond, Class I @	3,482,392	32,108
TA IDEX Transamerica Short-Term Bond, Class I @	13,262,243	130,235
Transamerica Convertible Securities, Initial Class e	5,275,288	68,157
Foreign Fixed-Income (5.1%)
TA IDEX JPMorgan International Bond, Class I @	15,247,514	154,915
TA IDEX Van Kampen Emerging Markets Debt, Class I @	7,316,334	80,406
Growth Equity (43.8%)
American Century Large Company Value, Initial Class e	16,874,115	202,827
BlackRock Large Cap Value, Initial Class e	12,843,645	288,340

	Shares	Value
Capital Guardian Value, Initial Class e	13,907,424	$316,255
Federated Market Opportunity, Initial Class ‡e	373,869	5,593
Jennison Growth, Initial Class ‡e	7,402,280	60,995
JPMorgan Mid Cap Value, Initial Class e	10,823,381	193,847
Marsico Growth, Initial Class e	23,275,308	275,114
T. Rowe Price Equity Income, Initial Class e	42,668	960
T. Rowe Price Growth Stock, Initial Class e	3,841,345	103,140
TA IDEX Bjurman, Barry Micro Emerging Growth, Class I ‡@	1,705,321	19,304
TA IDEX UBS Large Cap Value, Class I @	15,698,227	213,810
TA IDEX Van Kampen Mid-Cap Growth, Class I @	12,697	154
TA IDEX Van Kampen Small Company Growth, Class I @	3,930,927	53,539
Transamerica Equity, Initial Class ‡e	9,205,085	254,428
Transamerica Science & Technology, Initial Class e	11,449,339	52,323
Specialty–Real Estate (3.7%)
Clarion Global Real Estate Securities, Initial Class e	7,230,643	174,620
World Equity (15.0%)
TA IDEX AllianceBernstein International Value, Class I @	6,962,078	100,324
TA IDEX BlackRock Global Allocation, Class I @	13,212,454	159,871
TA IDEX Evergreen International Small Cap, Class I @	7,673,398	134,284
TA IDEX Marsico International Growth, Class I @	7,744,922	105,873
TA IDEX Neuberger Berman International, Class I @	6,247,004	82,211
TA IDEX Oppenheimer Developing Markets, Class I @	8,137,169	115,629
Total Investment Companies (cost: $4,120,811) #		$4,661,292

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

e  The Fund invests its assets in the Initial class shares of the affiliated AEGON/Transamerica Series Trust.

@  The Fund invests its assets in the Class I shares of the affiliated Transamerica IDEX Mutual Funds.

#  Aggregate cost for federal income tax purposes is $4,121,387. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $553,107 and $13,202, respectively. Net unrealized appreciation for tax purposes is $539,905.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Asset Allocation–Moderate Growth Portfolio 2

Asset Allocation–Moderate Growth Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment in affiliated investment companies at value (cost: $4,120,811)	$4,661,292
Receivables:
Shares sold	1,650
Dividends	117
4,663,059
Liabilities:
Investment securities purchased	920
Accounts payable and accrued liabilities:
Shares redeemed	843
Management and advisory fees	382
Service fees	476
Administration fees	48
Other	170
2,839
Net Assets	$4,660,220
Net Assets Consist of:
Capital stock ($.01 par value)	$3,212
Additional paid-in capital	3,625,091
Undistributed (accumulated) net investment income (loss)	115,332
Undistributed (accumulated) net realized gain (loss) from investment in affiliated investment companies	376,104
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	540,481
Net Assets	$4,660,220
Net Assets by Class:
Initial Class	$2,312,197
Service Class	2,348,023
Shares Outstanding:
Initial Class	158,796
Service Class	162,385
Net Asset Value and Offering Price Per Share:
Initial Class	$14.56
Service Class	14.46

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends from affiliated investment companies	$12,954
Expenses:
Management and advisory fees	2,172
Printing and shareholder reports	27
Custody fees	51
Administration fees	271
Legal fees	37
Audit fees	9
Trustees fees	65
Service fees:
Service Class	2,578
Other	30
Total expenses	5,240
Net Investment Income (Loss)	7,714
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies:
Realized gain (loss) from investment in affiliated investment companies	262,153
Increase (decrease) in unrealized appreciation (depreciation) on investment in affiliated investment companies	(15,325)
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies	246,828
Net Increase (Decrease) in Net Assets Resulting from Operations	$254,542

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Asset Allocation–Moderate Growth Portfolio 3

Asset Allocation–Moderate Growth Portfolio

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$7,714	$107,618
Net realized gain (loss) from investment in affiliated investment companies	262,153	114,484
Change in unrealized appreciation (depreciation) on investment in affiliated investment companies	(15,325)	220,122
	254,542	442,224
Distributions to Shareholders:
From net investment income:
Initial Class	–	(32,729)
Service Class	–	(21,416)
	–	(54,145)
From net realized gains:
Initial Class	–	(84,525)
Service Class	–	(58,701)
	–	(143,226)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	107,462	328,290
Service Class	445,991	831,486
	553,453	1,159,776
Dividends and distributions reinvested:
Initial Class	–	117,254
Service Class	–	80,117
	–	197,371
Cost of shares redeemed:
Initial Class	(208,150)	(211,964)
Service Class	(40,483)	(40,042)
	(248,633)	(252,006)
	304,820	1,105,141
Net increase (decrease) in net assets	559,362	1,349,994
Net Assets:
Beginning of period	4,100,858	2,750,864
End of period	$4,660,220	$4,100,858
Undistributed (accumulated) net investment income (loss)	$115,332	$107,618

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	7,572	24,761
Service Class	31,607	62,937
	39,179	87,698
Shares issued-reinvested from distributions:
Initial Class	–	9,321
Service Class	–	6,398
	–	15,719
Shares redeemed:
Initial Class	(14,741)	(15,970)
Service Class	(2,889)	(3,047)
	(17,630)	(19,017)
Net increase (decrease) in shares outstanding:
Initial Class	(7,169)	18,112
Service Class	28,718	66,288
	21,549	84,400

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Asset Allocation–Moderate Growth Portfolio 4

Asset Allocation–Moderate Growth Portfolio

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$13.72	$0.03	$0.81	$0.84	$–	$–	$–	$14.56
	12/31/2006	12.80	0.43	1.27	1.70	(0.22)	(0.56)	(0.78)	13.72
	12/31/2005	12.18	0.30	0.88	1.18	(0.14)	(0.42)	(0.56)	12.80
	12/31/2004	10.82	0.13	1.32	1.45	(0.02)	(0.07)	(0.09)	12.18
	12/31/2003	8.52	0.03	2.28	2.31	(0.01)	–	(0.01)	10.82
	12/31/2002	10.00	0.08	(1.56)	(1.48)	–	–	–	8.52
Service Class	6/30/2007	13.64	0.02	0.80	0.82	–	–	–	14.46
	12/31/2006	12.75	0.42	1.24	1.66	(0.21)	(0.56)	(0.77)	13.64
	12/31/2005	12.15	0.29	0.86	1.15	(0.13)	(0.42)	(0.55)	12.75
	12/31/2004	10.83	0.12	1.29	1.41	(0.02)	(0.07)	(0.09)	12.15
	12/31/2003	8.87	0.01	1.95	1.96	–	–	–	10.83

		Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)(g)	Net Investment Income (Loss) to Average Net Assets (d)(f)	Portfolio Turnover Rate (e)
Initial Class	6/30/2007	6.12%	$2,312,197	0.12%	0.47%	24%
	12/31/2006	13.83	2,277,269	0.13	3.25	2
	12/31/2005	9.91	1,892,007	0.14	2.47	23
	12/31/2004	13.54	1,560,998	0.14	1.15	30
	12/31/2003	27.17	1,166,851	0.12	0.34	13
	12/31/2002	(14.80)	396,608	0.15	1.33	23
Service Class	6/30/2007	6.01	2,348,023	0.37	0.23	24
	12/31/2006	13.54	1,823,589	0.38	3.15	2
	12/31/2005	9.71	858,857	0.39	2.40	23
	12/31/2004	13.16	272,625	0.39	1.08	30
	12/31/2003	22.10	40,083	0.37	0.17	13

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Asset Allocation-Moderate Growth Portfolio (the "Fund") share classes commenced operations on:

Initial Class – May 1, 2002
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

(f)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)  Does not include expenses of the investment companies in which the Fund invests.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Asset Allocation–Moderate Growth Portfolio 5

Asset Allocation–Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Asset Allocation–Moderate Growth Portfolio (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general common expenses.

Security valuations: Investment company securities are valued at the net asset value of the underlying portfolio.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

TFAI has entered into an agreement with Morningstar Associates, LLC ("Morningstar") to provide investment services to the Fund. TFAI compensates Morningstar as described in the Prospectus.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.10% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.25% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Asset Allocation–Moderate Growth Portfolio 6

Asset Allocation–Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $253.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $132. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$1,359,709
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	1,047,056
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Asset Allocation–Moderate Growth Portfolio 7

Asset Allocation–Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Asset Allocation–Moderate Growth Portfolio 8

BlackRock Large Cap Value

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,079.30	0.86%	$4.43
Hypothetical (b)	1,000.00	1,020.53	0.86	4.31
Service Class
Actual	1,000.00	1,077.60	1.11	5.72
Hypothetical (b)	1,000.00	1,019.29	1.11	5.56

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2007

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

BlackRock Large Cap Value 1

BlackRock Large Cap Value

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.8%)
Aerospace (2.2%)
Lockheed Martin Corp.	89,000	$8,378
Northrop Grumman Corp.	165,000	12,849
Air Transportation (1.1%)
AMR Corp. ‡†	383,000	10,092
Apparel & Accessory Stores (0.8%)
Nordstrom, Inc.	156,000	7,975
Automotive (0.5%)
ITT Industries, Inc.	74,000	5,053
Business Credit Institutions (0.6%)
CIT Group, Inc.	100,000	5,483
Chemicals & Allied Products (2.7%)
Dow Chemical Co. (The)	220,000	9,728
du Pont (E.I.) de Nemours & Co.	198,000	10,066
PPG Industries, Inc.	57,000	4,338
Procter & Gamble Co.	33,000	2,019
Commercial Banks (7.4%)
Bank of America Corp.	159,000	7,774
Citigroup, Inc.	643,000	32,979
JP Morgan Chase & Co.	619,000	29,991
Communication (0.3%)
DIRECTV Group (The), Inc. ‡	126,000	2,912
Communications Equipment (0.5%)
ADC Telecommunications, Inc. ‡	157,000	2,878
Avaya, Inc. ‡	138,000	2,324
Computer & Data Processing Services (3.9%)
BMC Software, Inc. ‡	280,000	8,484
Computer Sciences Corp. ‡	2,000	118
Compuware Corp. ‡	863,000	10,235
Electronic Data Systems Corp.	50,000	1,387
McAfee, Inc. ‡†	242,000	8,518
NCR Corp. ‡	163,000	8,564
Computer & Office Equipment (4.0%)
Diebold, Inc.	23,000	1,201
EMC Corp. ‡	532,000	9,629
Hewlett-Packard Co.	211,000	9,415
International Business Machines Corp.	129,000	13,577
Lexmark International, Inc. ‡	90,000	4,438
Department Stores (1.4%)
JC Penney Co., Inc. †	110,000	7,962
Macy's, Inc.	148,000	5,887

	Shares	Value
Diversified (1.0%)
Honeywell International, Inc.	165,000	$9,286
Electric Services (0.3%)
CMS Energy Corp.	73,000	1,256
Progress Energy, Inc.	9,000	410
TECO Energy, Inc.	50,000	859
Electronic & Other Electric Equipment (2.5%)
General Electric Co.	633,000	24,231
Electronic Components & Accessories (1.2%)
AVX Corp. †	43,000	720
Intersil Corp.–Class A †	305,000	9,595
Novellus Systems, Inc. ‡†	55,000	1,560
Fabricated Metal Products (0.5%)
Commercial Metals Co.	131,000	4,424
Food & Kindred Products (1.7%)
Campbell Soup Co.	152,000	5,899
HJ Heinz Co.	207,000	9,826
Tyson Foods, Inc.–Class A	8,000	184
Food Stores (1.3%)
Kroger Co.	392,000	11,027
Safeway, Inc.	27,000	919
Industrial Machinery & Equipment (3.3%)
AGCO Corp. ‡	80,000	3,473
Cummins, Inc. †	93,000	9,413
Deere & Co.	104,000	12,557
Terex Corp. ‡	80,000	6,504
Instruments & Related Products (3.2%)
Agilent Technologies, Inc. ‡	262,000	10,071
KLA-Tencor Corp. †	182,000	10,001
Raytheon Co. †	198,000	10,670
Insurance (10.4%)
Aetna, Inc.	206,000	10,176
AMBAC Financial Group, Inc. †	111,000	9,678
American International Group, Inc.	382,000	26,751
Chubb Corp.	225,000	12,182
PMI Group, Inc. (The)	48,000	2,144
SAFECO Corp.	151,000	9,401
Travelers Cos., Inc. (The)	261,000	13,964
W.R. Berkley Corp.	40,000	1,302
WellPoint, Inc. ‡	164,000	13,092
Insurance Agents, Brokers & Service (1.0%)
Humana, Inc. ‡	151,000	9,197

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

BlackRock Large Cap Value 2

BlackRock Large Cap Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Life Insurance (3.0%)
Metlife, Inc.	198,000	$12,767
Nationwide Financial Services–Class A	26,000	1,644
Prudential Financial, Inc.	142,000	13,807
Motion Pictures (3.4%)
Time Warner, Inc.	844,000	17,758
Walt Disney Co.	432,000	14,748
Oil & Gas Extraction (0.7%)
Noble Energy, Inc.	58,000	3,619
Occidental Petroleum Corp.	46,000	2,662
Paper & Allied Products (1.3%)
International Paper Co. †	309,000	12,066
Petroleum Refining (14.8%)
Chevron Corp.	383,000	32,264
Exxon Mobil Corp.	671,000	56,284
Frontier Oil Corp.	216,000	9,454
Marathon Oil Corp.	250,000	14,990
Sunoco, Inc.	114,000	9,084
Tesoro Corp.	155,000	8,858
Valero Energy Corp.	139,000	10,267
Pharmaceuticals (10.5%)
AmerisourceBergen Corp.	190,000	9,399
Biogen Idec, Inc. ‡	219,000	11,717
Cardinal Health, Inc.	31,000	2,190
Lilly (Eli) & Co.	234,000	13,076
McKesson Corp.	167,000	9,960
Medco Health Solutions, Inc. ‡	123,000	9,593
Merck & Co., Inc.	243,000	12,101
Pfizer, Inc.	1,245,000	31,835
Primary Metal Industries (2.3%)
Nucor Corp.	184,000	10,792
United States Steel Corp.	100,000	10,875
Radio & Television Broadcasting (0.0%)
Citadel Broadcasting Corp. †	33,175	214
Restaurants (1.5%)
McDonald's Corp.	283,000	14,365
Retail Trade (0.4%)
Dollar Tree Stores, Inc. ‡	85,000	3,702
Security & Commodity Brokers (5.0%)
Bear Stearns Cos. Inc. (The)	72,000	10,080
Goldman Sachs Group, Inc. (The)	71,000	15,389
Lehman Brothers Holdings, Inc.	191,000	14,233
Morgan Stanley	96,000	8,052

	Shares	Value
Telecommunications (3.4%)
AT&T, Inc.	272,000	$11,288
Citizens Communications Co. †	617,000	9,422
Qwest Communications International ‡†	1,202,000	11,659
Tobacco Products (0.1%)
UST, Inc.	23,000	1,235
Toys, Games & Hobbies (0.5%)
Hasbro, Inc.	140,000	4,397
Water Transportation (1.1%)
Tidewater, Inc. †	142,000	10,065
Total Common Stocks (cost: $784,420)		950,937
SHORT-TERM OBLIGATIONS (0.2%)
Investment Companies (0.2%)
Merrill Lynch Money Market Mutual Fund 5.33%, due 06/15/2009	2,191,615	2,192
Total Short-Term Obligations (cost: $2,192)		2,192
	Principal	Value
SECURITY LENDING COLLATERAL (7.7%)
Debt (7.4%)
Bank Notes (0.6%)
Bank of America
5.27%, due 07/16/2007 *	$1,209	$1,209
5.27%, due 08/17/2007 *	2,014	2,014
5.30%, due 09/17/2007 *	2,015	2,015
Commercial Paper (2.7%)
Barton Capital Corp.–144A 5.30%, due 07/11/2007 5.31%, due 07/12/2007	2,008 801	2,008 801
Bear Stearns & Co. 5.44%, due 07/10/2007	201	201
CAFCO LLC–144A 5.32%, due 07/16/2007	800	800
Clipper Receivables Corp. 5.31%, due 07/10/2007	802	802
CRC Funding LLC–144A 5.32%, due 07/16/2007	800	800
Den Danske Bank 5.28%, due 07/09/2007	403	403
Falcon Asset Securitization Corp.–144A 5.31%, due 07/17/2007	838	838
Grampian Funding LLC–144A 5.35%, due 07/18/2007	799	799
Greyhawk Funding LLC–144A 5.29%, due 07/12/2007	806	806

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

BlackRock Large Cap Value 3

BlackRock Large Cap Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Paper (continued)
Jupiter Securitization Corp.–144A 5.32%, due 07/26/2007	$403	$403
Lexington Parker Capital–144A 5.29%, due 07/03/2007	806	806
Liberty Street–144A 5.28%, due 07/02/2007 5.29%, due 07/18/2007 5.33%, due 07/31/2007	806 806 403	806 806 403
Morgan Stanley & Co. 5.45%, due 08/01/2007	403	403
Old Line Funding Corp.–144A 5.32%, due 07/12/2007	801	801
Paradigm Funding LLC–144A 5.31%, due 07/16/2007	798	798
Park Avenue Receivables Corp.–144A 5.32%, due 07/23/2007	2,006	2,006
Sheffield Receivables Corp.–144A 5.29%, due 07/06/2007 5.32%, due 07/17/2007	604 2,005	604 2,005
Three Pillars Funding Corp.–144A 5.33%, due 07/25/2007	2,007	2,007
Variable Funding Capital Corp.–144A 5.31%, due 07/05/2007 5.29%, due 07/11/2007 5.29%, due 07/12/2007	2,011 2,006 2,008	2,011 2,006 2,008
Euro Dollar Overnight (1.1%)
Abbey National PLC 5.28%, due 07/05/2007	1,007	1,007
Bank of Montreal 5.29%, due 07/02/2007 5.28%, due 07/03/2007	806 2,015	806 2,015
BNP Paribas 5.35%, due 07/02/2007	806	806
Calyon 5.38%, due 07/02/2007	806	806
Marshall & Ilsley Bank 5.29%, due 07/06/2007	1,117	1,117
National Australia Bank 5.32%, due 07/02/2007	806	806
Rabobank Netherland 5.33%, due 07/02/2007 5.28%, due 07/05/2007	806 2,015	806 2,015
Svenska Handelsbanken 5.30%, due 07/02/2007	586	586
Euro Dollar Terms (1.5%)
Banco Bilbao Vizcaya Argentaria 5.30%, due 08/10/2007	1,007	1,007

	Principal	Value
Euro Dollar Terms (continued)
Bank of Montreal 5.31%, due 08/14/2007	$1,209	$1,209
Bank of Nova Scotia 5.28%, due 07/09/2007 5.29%, due 07/11/2007	604 806	604 806
Barclays 5.30%, due 07/16/2007 5.32%, due 09/04/2007	806 403	806 403
Canadian Imperial Bank of Commerce 5.30%, due 07/30/2007	1,007	1,007
Credit Suisse First Boston Corp. 5.29%, due 07/13/2007 5.29%, due 07/18/2007	806 1,612	806 1,612
First Tennessee National Corp. 5.30%, due 07/18/2007	403	403
Fortis Bank 5.29%, due 07/09/2007 5.30%, due 07/20/2007 5.30%, due 07/26/2007	403 1,007 806	403 1,007 806
Skandinaviska Enskilda Banken AB 5.29%, due 07/19/2007	604	604
Wells Fargo 5.28%, due 07/12/2007 5.28%, due 07/13/2007	2,015 1,007	2,015 1,007
Repurchase Agreements (1.5%) ††
Credit Suisse First Boston Corp. 5.42%, dated 06/29/2007 to be repurchased at $2,083 on 07/02/2007	2,082	2,082
Merrill Lynch & Co. 5.34%, dated 06/29/2007 to be repurchased at $7,588 on 07/02/2007	7,584	7,584
Morgan Stanley Dean Witter & Co. 5.37%, dated 06/29/2007 to be repurchased at $1,685 on 07/02/2007	1,685	1,685
Morgan Stanley Dean Witter & Co. 5.43%, dated 06/29/2007 to be repurchased at $2,725 on 07/02/2007	2,724	2,724
	Shares	Value
Investment Companies (0.3%)
Barclays Global Institutional Money Market Fund 1-day yield of 5.25%	1,208,744	$1,209
Reserve Primary Money Market Fund 1-day yield of 5.23%	167,617	168
Vanguard Prime Money Market Fund 1-day yield of 5.19%	1,164,423	1,164
Total Security Lending Collateral (cost: $73,260)		73,260
Total Investment Securities (cost: $859,872) #		$1,026,389

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

BlackRock Large Cap Value 4

BlackRock Large Cap Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At June 30, 2007, all or a portion of this security is on loan (see Note 1). The value at June 30, 2007, of all securities on loan is $70,916.

*  Floating or variable rate note. Rate is listed as of June 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $14,325, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 07/03/2007 - 12/01/2036, respectively.

#  Aggregate cost for federal income tax purposes is $860,102. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $174,371 and $8,084, respectively. Net unrealized appreciation for tax purposes is $166,287.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $24,322 or 2.6% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

BlackRock Large Cap Value 5

BlackRock Large Cap Value

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $859,872) (including securities loaned of $70,916)	$1,026,389
Receivables:
Shares sold	262
Interest	8
Dividends	926
1,027,585
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	596
Management and advisory fees	615
Service fees	7
Administration fees	16
Payable for collateral for securities on loan	73,260
Other	71
74,565
Net Assets	$953,020
Net Assets Consist of:
Capital stock ($.01 par value)	$424
Additional paid-in capital	578,980
Undistributed (accumulated) net investment income (loss)	13,419
Undistributed (accumulated) net realized gain (loss) from investment securities	193,680
Net unrealized appreciation (depreciation) on investment securities	166,517
Net Assets	$953,020
Net Assets by Class:
Initial Class	$920,208
Service Class	32,812
Shares Outstanding:
Initial Class	40,989
Service Class	1,459
Net Asset Value and Offering Price Per Share:
Initial Class	$22.45
Service Class	22.49

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends	$8,970
Interest	58
Income from loaned securities–net	34
9,062
Expenses:
Management and advisory fees	3,703
Printing and shareholder reports	37
Custody fees	216
Administration fees	95
Legal fees	13
Audit fees	9
Trustees fees	15
Service fees:
Service Class	36
Other	10
Total expenses	4,134
Net Investment Income (Loss)	4,928
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	94,940
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(25,572)
Net Realized and Unrealized Gain (Loss) on Investment Securities	69,368
Net Increase (Decrease) in Net Assets Resulting from Operations	$74,296

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

BlackRock Large Cap Value 6

BlackRock Large Cap Value

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$4,928	$8,492
Net realized gain (loss) from investment securities	94,940	98,978
Change in unrealized appreciation (depreciation) on investment securities	(25,572)	46,201
	74,296	153,671
Distributions to Shareholders:
From net investment income:
Initial Class	–	(4,917)
Service Class	–	(87)
	–	(5,004)
From net realized gains:
Initial Class	–	(43,607)
Service Class	–	(953)
	–	(44,560)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	59,346	118,323
Service Class	10,102	14,942
	69,448	133,265
Dividends and distributions reinvested:
Initial Class	–	48,524
Service Class	–	1,040
	–	49,564
Cost of shares redeemed:
Initial Class	(265,846)	(75,276)
Service Class	(7,346)	(4,926)
	(273,192)	(80,202)
	(203,744)	102,627
Net increase (decrease) in net assets	(129,448)	206,734
Net Assets:
Beginning of period	1,082,468	875,734
End of period	$953,020	$1,082,468
Undistributed (accumulated) net investment income (loss)	$13,419	$8,491

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	2,754	5,991
Service Class	464	746
	3,218	6,737
Shares issued–reinvested from distributions:
Initial Class	–	2,532
Service Class	–	54
	–	2,586
Shares redeemed:
Initial Class	(12,450)	(3,816)
Service Class	(351)	(247)
	(12,801)	(4,063)
Net increase (decrease) in shares outstanding:
Initial Class	(9,696)	4,707
Service Class	113	553
	(9,583)	5,260

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

BlackRock Large Cap Value 7

BlackRock Large Cap Value

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$20.80	$0.11	$1.54	$1.65	$–	$–	$–	$22.45
	12/31/2006	18.72	0.17	2.91	3.08	(0.10)	(0.90)	(1.00)	20.80
	12/31/2005	17.17	0.13	2.54	2.67	(0.12)	(1.00)	(1.12)	18.72
	12/31/2004	14.97	0.18	2.47	2.65	(0.16)	(0.29)	(0.45)	17.17
	12/31/2003	11.63	0.17	3.28	3.45	(0.11)	–	(0.11)	14.97
	12/31/2002	14.09	0.18	(2.17)	(1.99)	(0.12)	(0.35)	(0.47)	11.63
Service Class	6/30/2007	20.87	0.09	1.53	1.62	–	–	–	22.49
	12/31/2006	18.81	0.13	2.91	3.04	(0.08)	(0.90)	(0.98)	20.87
	12/31/2005	17.27	0.09	2.57	2.66	(0.12)	(1.00)	(1.12)	18.81
	12/31/2004	15.06	0.15	2.48	2.63	(0.13)	(0.29)	(0.42)	17.27
	12/31/2003	11.77	0.11	3.19	3.30	(0.01)	–	(0.01)	15.06

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)	Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover Rate (e)
Initial Class	6/30/2007	7.93%	$920,208	0.86%	1.04%	33%
	12/31/2006	16.92	1,054,389	0.83	0.86	60
	12/31/2005	15.94	860,826	0.84	0.70	69
	12/31/2004	18.34	584,426	0.85	1.19	132
	12/31/2003	29.78	383,372	0.84	1.33	145
	12/31/2002	(14.21)	242,152	0.89	1.40	200
Service Class	6/30/2007	7.76	32,812	1.11	0.80	33
	12/31/2006	16.62	28,079	1.08	0.64	60
	12/31/2005	15.73	14,908	1.09	0.49	69
	12/31/2004	18.00	3,189	1.10	0.97	132
	12/31/2003	28.03	918	1.10	1.19	145

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  BlackRock Large Cap Value (the "Fund") share classes commenced operation as follows:

Initial Class – May 1, 1996
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

BlackRock Large Cap Value 8

BlackRock Large Cap Value

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. BlackRock Large Cap Value (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $15, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

BlackRock Large Cap Value 9

BlackRock Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2007:

	Net Assets	% of Net Assets
Asset Allocation – Conservative Portfolio	$14,236	1.49%
Asset Allocation – Growth Portfolio	163,233	17.13%
Asset Allocation – Moderate Growth Portfolio	288,340	30.26%
Asset Allocation – Moderate Portfolio	95,856	10.06%
Total	$561,665	58.94%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of first $250 million of ANA
0.775% of the next $500 million of ANA
0.75% of ANA over $750 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $52.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

BlackRock Large Cap Value 10

BlackRock Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $40. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$320,163
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	517,784
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$31	December 31, 2009
88	December 31, 2010

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

BlackRock Large Cap Value 11

BlackRock Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 6.–(continued)

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

BlackRock Large Cap Value 12

Capital Guardian Global

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,084.10	1.13%	$5.84
Hypothetical (b)	1,000.00	1,019.19	1.13	5.66
Service Class
Actual	1,000.00	1,082.40	1.38	7.13
Hypothetical (b)	1,000.00	1,017.95	1.38	6.90

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Region
At June 30, 2007

This chart shows the percentage breakdown by region of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian Global 1

Capital Guardian Global

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (97.8%)
Australia (2.4%)
Amcor, Ltd.	68,300	$433
Asciano Group ‡	47,740	410
Billabong International, Ltd.	37,200	567
Coca-Cola Amatil, Ltd.	121,500	983
Macquarie Bank, Ltd.	9,843	710
Newcrest Mining, Ltd.	11,700	227
QBE Insurance Group, Ltd.	16,204	429
Telstra Corp., Ltd.	109,000	424
Toll Holdings, Ltd.	47,740	587
Woolworths, Ltd.	28,338	649
Austria (0.5%)
Raiffeisen International Bank Holding AG	3,200	509
Wienerberger AG	7,000	517
Belgium (0.2%)
Fortis	11,100	473
Bermuda (1.2%)
Li & Fung, Ltd.	146,000	526
PartnerRe, Ltd. †	8,500	659
SeaDrill, Ltd. ‡	30,400	655
Tyco International, Ltd.	10,400	351
Weatherford International, Ltd. ‡	9,700	536
Canada (6.5%)
Alcan, Inc.	14,200	1,160
Barrick Gold Corp.	43,800	1,273
Cameco Corp. †	54,200	2,751
Canadian Imperial Bank of Commerce	6,300	569
Canadian Natural Resources, Ltd.	35,800	2,382
EnCana Corp. †	22,400	1,378
Manulife Financial Corp. †	11,800	442
Methanex Corp.	20,073	499
Potash Corp. of Saskatchewan	42,900	3,359
Suncor Energy, Inc.	9,800	884
Cayman Islands (0.8%)
Seagate Technology	31,300	681
Transocean, Inc. ‡	3,800	403
XL Capital, Ltd.–Class A	8,400	708
Denmark (0.2%)
Genmab A/S ‡	5,600	359
Finland (0.8%)
Metso Oyj	7,451	441
Stora Enso Oyj–Class R	27,500	519
UPM-Kymmene Oyj	32,300	798

	Shares	Value
France (5.2%)
Air Liquide	7,660	$1,008
AXA	11,900	514
BNP Paribas	10,630	1,269
Bouygues	17,048	1,432
Dassault Systemes SA	8,300	524
Groupe Danone	5,400	438
L'Oreal SA	6,900	818
Peugeot SA	6,200	501
Sanofi-Aventis	27,000	2,192
Schneider Electric SA	5,600	788
Societe Generale–Class A	2,200	409
Total SA	7,600	619
Veolia Environnement †	14,900	1,168
Germany (3.8%)
Allianz AG †	4,900	1,149
Bayer AG	7,600	576
Bayerische Motoren Werke AG †	15,200	986
Commerzbank AG	13,200	633
DaimlerChrysler AG	16,900	1,566
Deutsche Bank AG	6,800	990
Metro AG	6,600	548
SAP AG	4,800	247
SAP AG, ADR †	8,200	419
Siemens AG	9,300	1,339
Hong Kong (0.7%)
Hang Lung Properties, Ltd.	142,000	490
Johnson Electric Holdings, Ltd.	8,000	4
Melco International Development	155,000	230
Swire Pacific, Ltd.–Class A	78,500	873
Ireland (0.9%)
CRH PLC	20,200	999
Depfa Bank PLC	30,000	531
Ryanair Holdings PLC, ADR ‡†	10,400	393
Israel (0.7%)
Teva Pharmaceutical Industries, Ltd., ADR	39,814	1,642
Japan (14.5%)
Aeon Co., Ltd.	74,500	1,381
Bank of Yokohama, Ltd. (The)	42,000	294
Canon, Inc.	14,700	861
Citizen Watch Co., Ltd.	16,000	144
Daimaru, Inc.	38,000	453
Daiwa House Industry Co., Ltd.	20,000	285
Fanuc, Ltd.	11,600	1,195
Hankyu Holdings, Inc.	85,000	448

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian Global 2

Capital Guardian Global

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Japan (continued)
Hoya Corp.	20,400	$676
Idemitsu Kosan Co., Ltd.	5,000	559
Millea Holdings, Inc.	9,000	369
Mitsubishi Corp.	29,000	759
Mitsubishi Estate Co., Ltd.	24,000	651
Mitsubishi Tokyo Financial Group, Inc.	42	463
Mitsui & Co., Ltd.	24,000	477
Mizuho Financial Group, Inc.	80	553
Nintendo Co., Ltd.	2,100	767
Nippon Electric Glass Co., Ltd.	25,500	449
Nippon Telegraph & Telephone Corp.	81	359
Nissan Motor Co., Ltd.	44,900	480
Nomura Holdings, Inc.	19,000	369
NTT DoCoMo, Inc.	239	377
NTT Urban Development Corp.	203	393
Okinawa Electric Power Co. (The), Inc.	4,950	289
ORIX Corp.	6,240	1,640
Shimamura Co., Ltd.	7,600	810
Shin-Etsu Chemical Co., Ltd.	6,700	478
SMC Corp.	4,400	584
Softbank Corp. †	120,900	2,604
Sony Corp.	10,000	513
Sumitomo Chemical Co., Ltd.	30,000	201
Sumitomo Corp.	24,000	437
Sumitomo Mitsui Financial Group, Inc.	297	2,766
Sumitomo Realty & Development Co., Ltd.	37,000	1,204
Suzuki Motor Corp.	68,000	1,927
Takeda Pharmaceutical Co., Ltd.	17,700	1,141
TDK Corp.	4,100	396
Tokyu Corp.	66,000	440
Toshiba Corp.	73,000	635
Toto, Ltd.	31,000	268
Trend Micro, Inc. †	18,000	580
Ushio, Inc. †	21,500	476
Yahoo! Japan Corp.	2,905	984
Yamada Denki Co., Ltd.	9,060	945
Yamato Transport Co., Ltd.	32,000	452
Mexico (0.7%)
America Movil SAB de CV, Series L, ADR	26,815	1,661
Netherland Antilles (1.1%)
Schlumberger, Ltd.	29,400	2,497
Netherlands (4.3%)
ABN AMRO Holding NV †	3,973	183
ASML Holding NV ‡	31,900	883
ING Groep NV	45,110	1,998

	Shares	Value
Netherlands (continued)
Royal Dutch Shell PLC–Class A	144,268	$5,882
Royal Dutch Shell PLC–Class A, ADR	3,200	260
Royal Numico NV	9,101	474
Norway (0.3%)
Norske Skogindustrier ASA †	14,384	207
Telenor ASA ‡	27,100	531
Panama (0.2%)
Carnival Corp.	7,600	371
Singapore (0.3%)
DBS Group Holdings, Ltd.	42,000	626
South Africa (0.5%)
Harmony Gold Mining Co., Ltd. ‡	9,500	135
Harmony Gold Mining Co., Ltd., ADR ‡†	17,400	248
Sasol, Ltd.	19,500	736
South Korea (0.6%)
Kookmin Bank	5,170	454
Samsung Electronics Co., Ltd.	1,036	635
Shinhan Financial Group Co., Ltd.	5,790	352
Spain (1.0%)
Banco Bilbao Vizcaya Argentaria SA	40,400	993
Banco Santander Central Hispano SA	20,400	377
Repsol YPF SA	19,700	778
Sweden (0.4%)
Eniro AB	40,300	513
TeliaSonera AB	60,500	446
Switzerland (3.9%)
Adecco SA	4,671	362
Compagnie Financiere Richemont AG–Class A	20,965	1,257
Holcim, Ltd.	16,302	1,766
Lindt & Spruengli AG	150	407
Nestle SA	2,110	802
Novartis AG	32,869	1,850
Roche Holding AG-Genusschein	3,818	677
Swiss Reinsurance	11,901	1,087
Swisscom AG	1,372	469
Taiwan (0.4%)
High Tech Computer Corp., GDR	5,700	410
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	51,226	570
United Kingdom (8.0%)
AstraZeneca PLC	26,200	1,402
AstraZeneca PLC, ADR	25,500	1,364
BAE Systems PLC	108,300	880

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian Global 3

Capital Guardian Global

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
United Kingdom (continued)
Barclays PLC	30,500	$426
BHP Billiton PLC	71,747	2,001
HBOS PLC	55,500	1,097
HSBC Holdings PLC	25,800	474
Lloyds TSB Group PLC	40,200	448
Reuters Group PLC	58,300	724
Rio Tinto PLC	8,100	622
Royal Bank of Scotland Group PLC	216,600	2,751
SABMiller PLC	69,700	1,770
Scottish & Southern Energy PLC	20,500	596
Standard Chartered PLC	14,800	484
Tesco PLC	66,000	554
Vodafone Group PLC	512,482	1,725
Yell Group PLC	63,400	588
United States (37.7%)
Advanced Micro Devices, Inc. ‡†	28,900	413
Affiliated Computer Services, Inc.–Class A ‡	300	17
AFLAC, Inc.	14,000	720
Allergan, Inc.	7,800	450
Alliant Techsystems, Inc. ‡	1,300	129
Altera Corp.	40,800	903
American Capital Strategies, Ltd. †	3,800	162
American International Group, Inc.	15,750	1,103
American Standard Cos., Inc.	10,400	613
AmeriCredit Corp. ‡†	19,700	523
Anheuser-Busch Cos., Inc.	6,700	349
Applied Materials, Inc. †	119,359	2,372
Arch Coal, Inc. †	13,600	473
AT&T, Inc.	20,600	855
Baker Hughes, Inc.	14,900	1,254
Bank of America Corp.	23,300	1,139
Baxter International, Inc.	23,500	1,324
Beazer Homes USA, Inc. †	8,500	210
Berkshire Hathaway, Inc.–Class A ‡	11	1,204
Best Buy Co., Inc.	22,400	1,045
BJ Services Co.	7,400	210
Boeing Co. (The)	3,100	298
Brocade Communications Systems, Inc. ‡	43,000	336
Capital One Financial Corp.	11,600	910
Cheesecake Factory (The) ‡†	13,300	326
Chevron Corp.	5,438	458
Cisco Systems, Inc. ‡	141,200	3,932
Citadel Broadcasting Corp. †	4,177	27
Citigroup, Inc.	8,200	421
Comcast Corp.–Class A ‡	28,950	814
Corning, Inc. ‡	53,300	1,362

	Shares	Value
United States (continued)
Danaher Corp.	17,200	$1,299
DaVita, Inc. ‡	6,200	334
Dell, Inc. ‡	18,300	522
eBay, Inc. ‡	30,700	988
Endo Pharmaceuticals Holdings, Inc. ‡	17,600	602
Exxon Mobil Corp.	5,500	461
Fannie Mae	21,400	1,398
FedEx Corp.	4,000	444
Fifth Third Bancorp	11,400	453
Fluor Corp.	10,200	1,136
Forest Laboratories, Inc. ‡	27,500	1,255
Freddie Mac	15,600	947
Genentech, Inc. ‡	9,500	719
General Electric Co.	84,000	3,216
Getty Images, Inc. ‡	5,200	249
Goldman Sachs Group, Inc. (The)	1,800	390
Google, Inc.–Class A ‡	3,600	1,884
Hanesbrands, Inc. ‡	22,625	612
Hewlett-Packard Co.	17,200	767
Home Depot, Inc. (The)	8,100	319
Hudson City Bancorp, Inc.	31,700	387
Illinois Tool Works, Inc.	26,500	1,436
ImClone Systems, Inc. ‡	16,800	594
International Business Machines Corp.	4,600	484
Jabil Circuit, Inc.	21,500	475
JP Morgan Chase & Co.	25,188	1,220
KLA-Tencor Corp. †	37,600	2,066
Kraft Foods, Inc.–Class A	11,700	412
Lam Research Corp. ‡	9,600	493
Las Vegas Sands Corp. ‡†	7,700	588
Lehman Brothers Holdings, Inc.	13,300	991
Lennar Corp.–Class A	9,500	347
Linear Technology Corp. †	13,800	499
Lowe's Cos., Inc.	47,500	1,458
Lucent Technologies, Inc. Warrants, Expires 12/10/2007 ‡	466	–	q
Medtronic, Inc.	15,000	778
Merrill Lynch & Co., Inc.	5,400	451
Microsoft Corp.	87,000	2,564
News Corp., Inc.–Class A	51,513	1,093
Paychex, Inc.	11,300	442
Pepsi Bottling Group, Inc.	25,600	862
PepsiCo, Inc.	13,300	863
Progressive Corp. (The)	2,400	57
QUALCOMM, Inc.	19,500	846
Sandisk Corp. ‡	48,800	2,388

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian Global 4

Capital Guardian Global

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
United States (continued)
Sara Lee Corp.	25,800	$449
Sepracor, Inc. ‡	8,600	353
SLM Corp.	16,000	921
Starwood Hotels & Resorts Worldwide, Inc.	13,700	919
SunTrust Banks, Inc.	5,400	463
Symantec Corp. ‡	25,900	523
SYSCO Corp.	28,800	950
Target Corp.	25,900	1,647
Time Warner Telecom, Inc.–Class A ‡	15,100	304
Time Warner, Inc.	55,550	1,169
United Parcel Service, Inc.–Class B	17,300	1,263
United Technologies Corp.	13,100	929
UnitedHealth Group, Inc.	22,700	1,161
Wachovia Corp.	39,900	2,045
Walt Disney Co.	54,400	1,857
Washington Mutual, Inc.	59,800	2,550
Wells Fargo & Co.	14,600	513
Wyeth	10,500	602
Xilinx, Inc.	46,100	1,234
Yahoo!, Inc. ‡	24,300	659
Total Common Stocks (cost: $172,371)		219,533
	Principal	Value
SECURITY LENDING COLLATERAL ( 7.6%)
Debt (7.3%)
Bank Notes (0.5%)
Bank of America
5.27%, due 07/16/2007 *	$281	$281
5.27%, due 08/17/2007 *	469	469
5.30%, due 09/17/2007 *	469	469
Commercial Paper (2.7%)
Barton Capital Corp.–144A 5.30%, due 07/11/2007 5.31%, due 07/12/2007	468 187	468 187
Bear Stearns & Co. 5.44%, due 07/10/2007	47	47
CAFCO LLC–144A 5.32%, due 07/16/2007	186	186
Clipper Receivables Corp. 5.31%, due 07/10/2007	187	187
CRC Funding LLC–144A 5.32%, due 07/16/2007	186	186
Den Danske Bank 5.28%, due 07/09/2007	94	94
Falcon Asset Securitization Corp.–144A 5.31%, due 07/17/2007	195	195

	Principal	Value
Commercial Paper (continued)
Grampian Funding LLC–144A 5.35%, due 07/18/2007	$186	$186
Greyhawk Funding LLC–144A 5.29%, due 07/12/2007	188	188
Jupiter Securitization Corp.–144A 5.32%, due 07/26/2007	94	94
Lexington Parker Capital–144A 5.29%, due 07/03/2007	188	188
Liberty Street–144A 5.28%, due 07/02/2007 5.29%, due 07/18/2007 5.33%, due 07/31/2007	188 188 94	188 188 94
Morgan Stanley & Co. 5.45%, due 08/01/2007	94	94
Old Line Funding Corp.–144A 5.32%, due 07/12/2007	187	187
Paradigm Funding LLC–144A 5.31%, due 07/16/2007	186	186
Park Avenue Receivables Corp.–144A 5.32%, due 07/23/2007	467	467
Sheffield Receivables Corp.–144A 5.29%, due 07/06/2007 5.32%, due 07/17/2007	141 467	141 467
Three Pillars Funding Corp.–144A 5.33%, due 07/25/2007	467	467
Variable Funding Capital Corp.–144A 5.31%, due 07/05/2007 5.29%, due 07/11/2007 5.29%, due 07/12/2007	468 467 468	468 467 468
Euro Dollar Overnight (1.1%)
Abbey National PLC 5.28%, due 07/05/2007	235	235
Bank of Montreal 5.29%, due 07/02/2007 5.28%, due 07/03/2007	188 469	188 469
BNP Paribas 5.35%, due 07/02/2007	188	188
Calyon 5.38%, due 07/02/2007	188	188
Marshall & Ilsley Bank 5.29%, due 07/06/2007	260	260
National Australia Bank 5.32%, due 07/02/2007	188	188
Rabobank Netherland 5.33%, due 07/02/2007 5.28%, due 07/05/2007	188 469	188 469

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian Global 5

Capital Guardian Global

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Overnight (continued)
Svenska Handelsbanken 5.30%, due 07/02/2007	$136	$136
Euro Dollar Terms (1.5%)
Banco Bilbao Vizcaya Argentaria 5.30%, due 08/10/2007	235	235
Bank of Montreal 5.31%, due 08/14/2007	281	281
Bank of Nova Scotia 5.28%, due 07/09/2007 5.29%, due 07/11/2007	141 188	141 188
Barclays 5.30%, due 07/16/2007 5.32%, due 09/04/2007	188 94	188 94
Canadian Imperial Bank of Commerce 5.30%, due 07/30/2007	235	235
Credit Suisse First Boston Corp. 5.29%, due 07/13/2007 5.29%, due 07/18/2007	188 375	188 375
First Tennessee National Corp. 5.30%, due 07/18/2007	94	94
Fortis Bank 5.29%, due 07/09/2007 5.30%, due 07/20/2007 5.30%, due 07/26/2007	94 235 188	94 235 188
Skandinaviska Enskilda Banken AB 5.29%, due 07/19/2007	141	141

	Principal	Value
Euro Dollar Terms (continued)
Wells Fargo
5.28%, due 07/12/2007	$468	$468
5.28%, due 07/13/2007	235	235
Repurchase Agreements (1.5%) ††
Credit Suisse First Boston Corp. 5.42%, dated 06/29/2007 to be repurchased at $485 on 07/02/2007	485	485
Merrill Lynch & Co. 5.34%, dated 06/29/2007 to be repurchased at $1,768 on 07/02/2007	1,767	1,767
Morgan Stanley Dean Witter & Co. 5.37%, dated 06/29/2007 to be repurchased at $393 on 07/02/2007	392	392
Morgan Stanley Dean Witter & Co. 5.43%, dated 06/29/2007 to be repurchased at $635 on 07/02/2007	635	635
	Shares	Value
Investment Companies (0.3%)
Barclays Global Institutional Money Market Fund 1-day yield of 5.25%	281,578	$281
Reserve Primary Money Market Fund 1-day yield of 5.23%	39,047	39
Vanguard Prime Money Market Fund 1-day yield of 5.19%	271,254	271
Total Security Lending Collateral (cost: $17,066)		17,066
Total Investment Securities (cost: $189,437) #		$236,599

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At June 30, 2007, all or a portion of this security is on loan (see Note 1). The value at June 30, 2007, of all securities on loan is $16,304.

*  Floating or variable rate note. Rate is listed as of June 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $3,337, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 07/03/2007–12/01/2036, respectively.

q  Value is less than $1.

#  Aggregate cost for federal income tax purposes is $191,442. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $48,639 and $3,482, respectively. Net unrealized appreciation for tax purposes is $45,157.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $5,666 or 2.5% of the net assets of the Fund.

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian Global 6

Capital Guardian Global

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:
Currency Bought	Amount	Currency Sold	Amount	Settlement Date	Net Unrealized Appreciation (Depreciation)
British Pound Sterling	1,007	Japanese Yen	238,083	7/18/2007	$88
					$88

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	10.4%	$23,278
Oil & Gas Extraction	8.4%	18,896
Pharmaceuticals	6.8%	15,203
Computer & Office Equipment	4.7%	10,448
Computer & Data Processing Services	3.9%	8,812
Industrial Machinery & Equipment	3.6%	7,981
Electronic Components & Accessories	3.4%	7,534
Insurance	3.3%	7,441
Telecommunications	3.2%	7,150
Automotive	2.4%	5,459
Metal Mining	2.3%	5,257
Electronic & Other Electric Equipment	2.2%	4,839
Beverages	2.2%	4,828
Business Services	2.0%	4,534
Retail Trade	2.0%	4,430
Motion Pictures	1.8%	4,119
Instruments & Related Products	1.8%	4,040
Holding & Other Investment Offices	1.8%	4,038
Business Credit Institutions	1.7%	3,846
Mining	1.7%	3,832
Chemicals & Allied Products	1.6%	3,580
Lumber & Other Building Materials	1.5%	3,292
Food & Kindred Products	1.3%	2,982
Life Insurance	1.3%	2,954
Savings Institutions	1.3%	2,937
Security & Commodity Brokers	1.3%	2,912
Personal Credit Institutions	1.1%	2,354
Aerospace	1.0%	2,236
Communications Equipment	1.0%	2,208
Medical Instruments & Supplies	0.9%	2,102
Radio, Television & Computer Stores	0.9%	1,990
Residential Building Construction	0.9%	1,983
Petroleum Refining	0.8%	1,804
Stone, Clay & Glass Products	0.8%	1,766
Trucking & Warehousing	0.8%	1,715
Wholesale Trade Durable Goods	0.7%	1,673
Department Stores	0.7%	1,650
Real Estate	0.7%	1,597
Paper & Allied Products	0.7%	1,525
Hotels & Other Lodging Places	0.7%	1,507

	Percentage of Net Assets	Value
Engineering & Management Services	0.6%	$1,432
U.S. Government Agencies	0.6%	1,398
Radio & Television Broadcasting	0.5%	1,195
Apparel Products	0.5%	1,178
Primary Metal Industries	0.5%	1,160
Construction	0.5%	1,136
Printing & Publishing	0.5%	1,101
Transportation & Public Utilities	0.4%	997
Wholesale Trade Nondurable Goods	0.4%	950
Railroads	0.4%	888
Electric Services	0.4%	885
Air Transportation	0.4%	836
Communication	0.4%	814
Apparel & Accessory Stores	0.4%	810
Manufacturing Industries	0.3%	767
Food Stores	0.2%	554
Transportation Equipment	0.2%	526
Management Services	0.2%	442
Metal Cans & Shipping Containers	0.2%	433
Water Transportation	0.2%	371
Health Services	0.2%	334
Restaurants	0.1%	326
Furniture & Fixtures	0.1%	268
Investment Securities, at value	97.8%	219,533
Short-Term Investments	7.6%	17,066
Total Investment Securities	105.4%	$236,599

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian Global 7

Capital Guardian Global

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $189,437) (including securities loaned of $16,304)	$236,599
Cash	4,446
Foreign currency (cost: $441)	443
Receivables:
Investment securities sold	2,313
Interest	10
Income from loaned securities	7
Dividends	208
Dividend reclaims receivable	46
Unrealized appreciation on forward foreign currency contracts	88
244,160
Liabilities:
Investment securities purchased	2,224
Accounts payable and accrued liabilities:
Shares redeemed	172
Management and advisory fees	191
Service fees	3
Administration fees	4
Payable for collateral for securities on loan	17,066
Other	45
19,705
Net Assets	$224,455
Net Assets Consist of:
Capital stock ($.01 par value)	$203
Additional paid-in capital	142,078
Undistributed (accumulated) net investment income (loss)	1,906
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	33,017
Net unrealized appreciation (depreciation) on:
Investment securities	47,162
Translation of assets and liabilities denominated in foreign currencies	89
Net Assets	$224,455
Net Assets by Class:
Initial Class	$210,665
Service Class	13,790
Shares Outstanding:
Initial Class	19,003
Service Class	1,249
Net Asset Value and Offering Price Per Share:
Initial Class	$11.09
Service Class	11.04

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $194)	$2,324
Interest	43
Income from loaned securities–net	66
2,433
Expenses:
Management and advisory fees	1,149
Printing and shareholder reports	14
Custody fees	62
Administration fees	22
Legal fees	2
Audit fees	9
Trustees fees	4
Service fees:
Service Class	16
Other	2
Total expenses	1,280
Net Investment Income (Loss)	1,153
Net Realized Gain (Loss) from:
Investment securities	15,113
Foreign currency transactions	(142)
14,971
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	1,829
Translation of assets and liabilities denominated in foreign currencies	124
1,953
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	16,924
Net Increase (Decrease) in Net Assets Resulting from Operations	$18,077

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian Global 8

Capital Guardian Global

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$1,153	$2,007
Net realized gain (loss) from investment securities and foreign currency transactions	14,971	18,669
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	1,953	9,283
	18,077	29,959
Distributions to Shareholders:
From net investment income:
Initial Class	–	(5,158)
Service Class	–	(247)
	–	(5,405)
From net realized gains:
Initial Class	–	(66,437)
Service Class	–	(3,411)
	–	(69,848)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	5,025	21,065
Service Class	1,937	3,302
	6,962	24,367
Dividends and distributions reinvested:
Initial Class	–	71,595
Service Class	–	3,658
	–	75,253
Cost of shares redeemed:
Initial Class	(28,186)	(43,255)
Service Class	(1,611)	(2,082)
	(29,797)	(45,337)
	(22,835)	54,283
Net increase (decrease) in net assets	(4,758)	8,989
Net Assets:
Beginning of period	229,213	220,224
End of period	$224,455	$229,213
Undistributed (accumulated) net investment income (loss)	$1,906	$753

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	478	1,693
Service Class	182	283
	660	1,976
Shares issued–reinvested from distributions:
Initial Class	–	7,584
Service Class	–	388
	–	7,972
Shares redeemed:
Initial Class	(2,667)	(3,456)
Service Class	(153)	(166)
	(2,820)	(3,622)
Net increase (decrease) in shares outstanding:
Initial Class	(2,189)	5,821
Service Class	29	505
	(2,160)	6,326

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2007

Capital Guardian Global 9

Capital Guardian Global

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$10.23	$0.05	$0.81	$0.86	$–	$–	$–	$11.09
	12/31/2006	13.69	0.11	1.43	1.54	(0.36)	(4.64)	(5.00)	10.23
	12/31/2005	12.88	0.11	1.17	1.28	(0.06)	(0.41)	(0.47)	13.69
	12/31/2004	11.66	0.08	1.18	1.26	(0.04)	–	(0.04)	12.88
	12/31/2003	8.49	0.05	3.14	3.19	(0.02)	–	(0.02)	11.66
	12/31/2002	10.57	0.01	(2.07)	(2.06)	(0.02)	–	(0.02)	8.49
Service Class	6/30/2007	10.20	0.04	0.80	0.84	–	–	–	11.04
	12/31/2006	13.67	0.08	1.43	1.51	(0.34)	(4.64)	(4.98)	10.20
	12/31/2005	12.88	0.07	1.17	1.24	(0.04)	(0.41)	(0.45)	13.67
	12/31/2004	11.66	0.05	1.18	1.23	(0.01)	–	(0.01)	12.88
	12/31/2003	8.76	(0.01)	2.91	2.90	–	–	–	11.66

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2007	8.41%	$210,665	1.13%	1.13%	1.05%	20%
	12/31/2006	14.32	216,762	1.14	1.14	0.91	36
	12/31/2005	10.18	210,441	1.10	1.10	0.86	32
	12/31/2004	10.88	409,831	1.10	1.10	0.65	23
	12/31/2003	37.60	271,610	1.14	1.14	0.48	20
	12/31/2002	(19.52)	120,447	1.29	1.29	0.17	33
Service Class	6/30/2007	8.24	13,790	1.38	1.38	0.80	20
	12/31/2006	14.00	12,451	1.39	1.39	0.65	36
	12/31/2005	9.90	9,783	1.35	1.35	0.55	32
	12/31/2004	10.60	5,832	1.35	1.35	0.38	23
	12/31/2003	33.11	1,212	1.39	1.39	(0.14)	20

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Capital Guardian Global (the "Fund") share classes commenced operations as follows:

Initial Class – February 3, 1998
    Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies and annuity contracts.

(d)  For the period ended June 30, 2007 and the years ended December 31, 2006, 2005, 2004 and 2003, Ratio of Net Expenses to Average Net Assets is net of advisory fee waivers, if any (see note 2). For the years ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before advisory fee waivers.

(f)  Annualized.

(g)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian Global 10

Capital Guardian Global

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Capital Guardian Global (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian Global 11

Capital Guardian Global

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Recaptured commissions during the six months ended June 30, 2007 of $3 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $28, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at June 30, 2007, are listed in the Schedule of Investments.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

1.05% of the first $125 million of ANA
1.00% of the next $125 million of ANA
0.90% of the next $150 million of ANA
0.825% of the next $350 million of ANA
0.80% of the next $250 million of ANA
0.75% of the next $1 billion of ANA
0.70% of ANA over $2 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.32% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian Global 12

Capital Guardian Global

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $12.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $9. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$44,777
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	68,355
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian Global 13

Capital Guardian Global

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 4.–(continued)

with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions, passive foreign investment companies and post October loss deferrals.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING
PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian Global 14

Capital Guardian U.S. Equity

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,068.50	0.86%	$4.41
Hypothetical (b)	1,000.00	1,020.53	0.86	4.31
Service Class
Actual	1,000.00	1,066.80	1.11	5.69
Hypothetical (b)	1,000.00	1,019.29	1.11	5.56

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2007

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian U.S. Equity 1

Capital Guardian U.S. Equity

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
CONVERTIBLE BOND (0.3%)
Automotive (0.3%)
Ford Motor Co. 4.25%, due 12/15/2036	$629	$788
Total Convertible Bond (cost: $633)		788
	Shares	Value
COMMON STOCKS (97.0%)
Aerospace (1.1%)
United Technologies Corp.	39,600	$2,809
Air Transportation (0.2%)
FedEx Corp.	4,200	466
Apparel & Accessory Stores (0.2%)
Urban Outfitters, Inc. ‡	16,700	401
Apparel Products (0.4%)
Hanesbrands, Inc. ‡	35,537	961
Automotive (1.0%)
Ford Motor Co. †	176,300	1,661
General Motors Corp.	19,000	718
Beverages (2.0%)
Anheuser-Busch Cos., Inc.	5,100	266
Coca-Cola Co. (The)	25,100	1,313
PepsiCo, Inc.	53,200	3,450
Business Credit Institutions (0.7%)
American Capital Strategies, Ltd. †	16,800	714
Freddie Mac	18,500	1,123
Business Services (1.6%)
eBay, Inc. ‡	72,400	2,330
Getty Images, Inc. ‡	21,900	1,047
Omnicom Group, Inc.	13,600	720
Chemicals & Allied Products (1.0%)
Avon Products, Inc.	29,100	1,069
du Pont (E.I.) de Nemours & Co.	7,000	356
Huntsman Corp.	3,000	73
Methanex Corp. †	27,700	696
Rohm & Haas Co. †	5,400	295
Commercial Banks (5.7%)
Commerce Bancorp, Inc. †	12,600	466
Fifth Third Bancorp	30,000	1,193
JP Morgan Chase & Co.	82,404	3,992
SunTrust Banks, Inc.	7,900	677
Wachovia Corp.	89,714	4,598
Wells Fargo & Co.	89,900	3,162

	Shares	Value
Communication (0.8%)
American Tower Corp.–Class A ‡	15,500	$651
Comcast Corp.–Class A ‡	29,550	831
Time Warner Cable, Inc.–Class A ‡†	14,600	572
Communications Equipment (1.9%)
Corning, Inc. ‡	49,300	1,260
QUALCOMM, Inc.	53,600	2,326
Siemens AG, ADR †	7,600	1,087
Computer & Data Processing Services (7.5%)
Affiliated Computer Services, Inc.–Class A ‡	8,100	459
Cerner Corp. ‡†	10,900	605
Google, Inc.–Class A ‡	10,400	5,443
Microsoft Corp.	259,900	7,659
SAP AG, ADR †	35,300	1,803
Sun Microsystems, Inc. ‡	100,000	526
Symantec Corp. ‡	25,000	505
Yahoo!, Inc. ‡	64,500	1,750
Computer & Office Equipment (7.0%)
Brocade Communications Systems, Inc. ‡	158,000	1,236
Cisco Systems, Inc. ‡	225,900	6,291
Dell, Inc. ‡	66,200	1,890
Hewlett-Packard Co.	22,057	984
Jabil Circuit, Inc.	54,000	1,192
Sandisk Corp. ‡	70,600	3,455
Seagate Technology †	106,600	2,321
Construction (1.3%)
Fluor Corp. †	28,300	3,152
Electric Services (1.4%)
AES Corp. (The) ‡	37,800	827
Allegheny Energy, Inc. ‡	8,400	435
CMS Energy Corp.	43,000	740
Edison International	25,900	1,453
Electric, Gas & Sanitary Services (0.1%)
NiSource, Inc.	8,100	168
Electronic & Other Electric Equipment (3.3%)
Cooper Industries, Ltd.–Class A	13,800	788
Emerson Electric Co.	11,300	529
General Electric Co.	182,200	6,975
Electronic Components & Accessories (3.7%)
Altera Corp.	68,400	1,514
Flextronics International, Ltd. ‡	87,200	941
Intel Corp.	121,100	2,877
Linear Technology Corp. †	28,500	1,031
Qimonda AG, ADR ‡†	32,000	494

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian U.S. Equity 2

Capital Guardian U.S. Equity

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Electronic Components & Accessories (continued)
Silicon Laboratories, Inc. ‡	13,500	$467
Xilinx, Inc.	67,600	1,810
Fabricated Metal Products (0.1%)
Parker Hannifin Corp.	2,000	196
Food & Kindred Products (2.7%)
Campbell Soup Co.	7,300	283
Kraft Foods, Inc.–Class A	73,950	2,607
Sara Lee Corp.	150,700	2,622
Unilever NV-NY Shares	36,600	1,135
Furniture & Fixtures (0.7%)
Johnson Controls, Inc.	9,100	1,053
Leggett & Platt, Inc. †	32,500	717
Health Services (0.6%)
DaVita, Inc. ‡	26,300	1,417
Holding & Other Investment Offices (0.8%)
Berkshire Hathaway, Inc.–Class A ‡	10	1,095
Douglas Emmett, Inc. REIT	13,800	341
General Growth Properties, Inc. REIT	5,300	281
Host Hotels & Resorts, Inc. REIT †	8,754	202
Hotels & Other Lodging Places (0.9%)
Las Vegas Sands Corp. ‡†	20,500	1,566
Starwood Hotels & Resorts Worldwide, Inc.	10,500	704
Industrial Machinery & Equipment (3.6%)
American Standard Cos., Inc.	20,100	1,185
Applied Materials, Inc.	153,200	3,044
Baker Hughes, Inc.	20,000	1,683
Illinois Tool Works, Inc.	45,600	2,471
Lam Research Corp. ‡	11,200	576
Instruments & Related Products (1.9%)
Danaher Corp.	21,700	1,638
KLA-Tencor Corp. †	56,400	3,099
Insurance (3.8%)
AFLAC, Inc.	13,900	714
AMBAC Financial Group, Inc.	5,900	514
American International Group, Inc.	40,100	2,808
Chubb Corp.	4,700	254
MBIA, Inc. †	7,900	492
Progressive Corp. (The)	29,400	704
RenaissanceRe Holdings, Ltd.	11,500	713
UnitedHealth Group, Inc.	33,900	1,734
XL Capital, Ltd.–Class A	18,200	1,534
Insurance Agents, Brokers & Service (0.9%)
Marsh & McLennan Cos., Inc.	70,400	2,174

	Shares	Value
Lumber & Other Building Materials (2.2%)
Home Depot, Inc. (The)	31,000	$1,220
Lowe's Cos., Inc.	138,600	4,254
Management Services (0.3%)
Paychex, Inc.	19,600	767
Medical Instruments & Supplies (1.8%)
Baxter International, Inc.	52,500	2,958
Medtronic, Inc.	30,800	1,597
Metal Mining (0.7%)
Barrick Gold Corp.	36,700	1,067
Newmont Mining Corp.	18,200	711
Mining (1.0%)
Arch Coal, Inc. †	27,600	960
Potash Corp. of Saskatchewan	20,700	1,614
Motion Pictures (1.3%)
Time Warner, Inc.	32,250	679
Walt Disney Co.	74,500	2,543
Oil & Gas Extraction (5.5%)
Anadarko Petroleum Corp.	5,500	286
BJ Services Co.	45,900	1,305
EOG Resources, Inc.	7,900	577
Halliburton Co.	13,600	469
Royal Dutch Shell PLC–Class A, ADR	48,400	3,930
Royal Dutch Shell PLC–Class B, ADR	16,580	1,382
Schlumberger, Ltd.	46,200	3,924
Weatherford International, Ltd. ‡	30,600	1,690
Personal Credit Institutions (2.1%)
AmeriCredit Corp. ‡†	23,900	635
Capital One Financial Corp.	15,200	1,192
SLM Corp.	60,100	3,461
Petroleum Refining (1.3%)
Chevron Corp.	17,019	1,434
Exxon Mobil Corp.	20,200	1,694
Pharmaceuticals (9.2%)
Allergan, Inc.	44,200	2,548
AstraZeneca PLC, ADR	75,100	4,016
Bristol-Myers Squibb Co.	42,800	1,351
Endo Pharmaceuticals Holdings, Inc. ‡	11,600	397
Forest Laboratories, Inc. ‡	82,100	3,748
Genentech, Inc. ‡	32,600	2,466
ImClone Systems, Inc. ‡	44,900	1,588
Millennium Pharmaceuticals, Inc. ‡	67,900	718
Pfizer, Inc.	52,200	1,335
Sanofi-Aventis, ADR †	43,300	1,744

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian U.S. Equity 3

Capital Guardian U.S. Equity

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Pharmaceuticals (continued)
Sepracor, Inc. ‡†	27,300	$1,120
Teva Pharmaceutical Industries, Ltd., ADR	26,200	1,081
Wyeth	13,300	763
Primary Metal Industries (0.4%)
Alcoa, Inc.	27,200	1,102
Printing & Publishing (0.5%)
CBS Corp.–Class B	36,100	1,203
Radio & Television Broadcasting (0.2%)
Citadel Broadcasting Corp. †	5,721	37
Viacom, Inc.–Class B ‡	14,050	585
Radio, Television & Computer Stores (0.7%)
Best Buy Co., Inc.	34,800	1,624
Residential Building Construction (0.2%)
Lennar Corp.–Class A †	12,400	453
Restaurants (0.8%)
Cheesecake Factory (The) ‡†	15,300	375
McDonald's Corp.	15,700	797
Starbucks Corp. ‡	33,300	874
Retail Trade (2.3%)
Costco Wholesale Corp.	6,600	386
Target Corp.	83,700	5,323
Rubber & Misc. Plastic Products (0.1%)
Jarden Corp. ‡	6,600	284
Savings Institutions (2.6%)
Hudson City Bancorp, Inc.	117,300	1,433
IndyMac Bancorp, Inc. †	11,100	324
Washington Mutual, Inc. †	111,700	4,763
Security & Commodity Brokers (1.0%)
Goldman Sachs Group, Inc. (The)	4,000	867
Lehman Brothers Holdings, Inc.	17,100	1,274
Merrill Lynch & Co., Inc.	4,500	376
Stone, Clay & Glass Products (0.1%)
Owens Corning, Inc. ‡†	10,900	367
Telecommunications (1.7%)
AT&T, Inc.	46,900	1,946
Level 3 Communications, Inc. ‡†	137,200	803
Time Warner Telecom, Inc.–Class A ‡	43,300	870
Verizon Communications, Inc.	14,400	593
Tobacco Products (1.3%)
Altria Group, Inc.	44,900	3,149

	Shares	Value
Trucking & Warehousing (1.6%)
United Parcel Service, Inc.–Class B	53,600	$3,913
U.S. Government Agencies (0.8%)
Fannie Mae	29,200	1,908
Wholesale Trade Nondurable Goods (0.4%)
SYSCO Corp.	32,000	1,056
Total Common Stocks (cost: $196,277)		241,068
	Principal	Value
SECURITY LENDING COLLATERAL (10.1%)
Debt (9.7%)
Bank Notes (0.7%)
Bank of America
5.27%, due 07/16/2007 *	$412	$412
5.27%, due 08/17/2007 *	686	686
5.30%, due 09/17/2007 *	686	686
Commercial Paper (3.6%)
Barton Capital Corp.–144A 5.30%, due 07/11/2007 5.31%, due 07/12/2007	684 273	684 273
Bear Stearns & Co. 5.44%, due 07/10/2007	69	69
CAFCO LLC-144A 5.32%, due 07/16/2007	273	273
Clipper Receivables Corp. 5.31%, due 07/10/2007	273	273
CRC Funding LLC-144A 5.32%, due 07/16/2007	273	273
Den Danske Bank 5.28%, due 07/09/2007	137	137
Falcon Asset Securitization Corp.-144A 5.31%, due 07/17/2007	286	286
Grampian Funding LLC-144A 5.35%, due 07/18/2007	272	272
Greyhawk Funding LLC-144A 5.29%, due 07/12/2007	275	275
Jupiter Securitization Corp.-144A 5.32%, due 07/26/2007	137	137
Lexington Parker Capital-144A 5.29%, due 07/03/2007	274	274
Liberty Street-144A 5.28%, due 07/02/2007 5.29%, due 07/18/2007 5.33%, due 07/31/2007	274 274 137	274 274 137
Morgan Stanley & Co. 5.45%, due 08/01/2007	137	137

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian U.S. Equity 4

Capital Guardian U.S. Equity

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Paper (continued)
Old Line Funding Corp.-144A 5.32%, due 07/12/2007	$273	$273
Paradigm Funding LLC-144A 5.31%, due 07/16/2007	272	272
Park Avenue Receivables Corp.-144A 5.32%, due 07/23/2007	683	683
Sheffield Receivables Corp.-144A 5.29%, due 07/06/2007 5.32%, due 07/17/2007	206 683	206 683
Three Pillars Funding Corp.-144A 5.33%, due 07/25/2007	684	684
Variable Funding Capital Corp.-144A 5.31%, due 07/05/2007 5.29%, due 07/11/2007 5.29%, due 07/12/2007	685 683 684	685 683 684
Euro Dollar Overnight (1.5%)
Abbey National PLC 5.28%, due 07/05/2007	343	343
Bank of Montreal 5.29%, due 07/02/2007 5.28%, due 07/03/2007	274 686	274 686
BNP Paribas 5.35%, due 07/02/2007	274	274
Calyon 5.38%, due 07/02/2007	274	274
Marshall & Ilsley Bank 5.29%, due 07/06/2007	381	381
National Australia Bank 5.32%, due 07/02/2007	275	275
Rabobank Netherland 5.33%, due 07/02/2007 5.28%, due 07/05/2007	274 686	274 686
Svenska Handelsbanken 5.30%, due 07/02/2007	200	200
Euro Dollar Terms (2.0%)
Banco Bilbao Vizcaya Argentaria 5.30%, due 08/10/2007	343	343
Bank of Montreal 5.31%, due 08/14/2007	412	412
Bank of Nova Scotia 5.28%, due 07/09/2007 5.29%, due 07/11/2007	206 274	206 274
Barclays 5.30%, due 07/16/2007 5.32%, due 09/04/2007	274 137	274 137

	Principal	Value
Euro Dollar Terms (continued)
Canadian Imperial Bank of Commerce 5.30%, due 07/30/2007	$343	$343
Credit Suisse First Boston Corp. 5.29%, due 07/13/2007 5.29%, due 07/18/2007	274 549	274 549
First Tennessee National Corp. 5.30%, due 07/18/2007	137	137
Fortis Bank 5.29%, due 07/09/2007 5.30%, due 07/20/2007 5.30%, due 07/26/2007	137 343 274	137 343 274
Skandinaviska Enskilda Banken AB 5.29%, due 07/19/2007	206	206
Wells Fargo 5.28%, due 07/12/2007 5.28%, due 07/13/2007	686 343	686 343
Repurchase Agreements (1.9%) ††
Credit Suisse First Boston Corp. 5.42%, dated 06/29/2007 to be repurchased at $709 on 07/02/2007	709	709
Merrill Lynch & Co. 5.34%, dated 06/29/2007 to be repurchased at $2,584 on 07/02/2007	2,583	2,583
Morgan Stanley Dean Witter & Co. 5.37%, dated 06/29/2007 to be repurchased at $574 on 07/02/2007	574	574
Morgan Stanley Dean Witter & Co. 5.43%, dated 06/29/2007 to be repurchased at $928 on 07/02/2007	928	928
	Shares	Value
Investment Companies (0.4%)
Barclays Global Institutional Money Market Fund 1-day yield of 5.25%	411,657	$412
Reserve Primary Money Market Fund 1-day yield of 5.23%	57,085	57
Vanguard Prime Money Market Fund 1-day yield of 5.19%	396,563	397
Total Security Lending Collateral (cost: $24,950)		24,950
Total Investment Securities (cost: $221,860) #		$266,806

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian U.S. Equity 5

Capital Guardian U.S. Equity

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At June 30, 2007, all or a portion of this security is on loan (see Note 1). The value at June 30, 2007, of all securities on loan is $24,045.

*  Floating or variable rate note. Rate is listed as of June 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $4,878, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 07/03/2007 - 12/01/2036, respectively.

#  Aggregate cost for federal income tax purposes is $222,409. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $48,726 and $4,329, respectively. Net unrealized appreciation for tax purposes is $44,397.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $8,285 or 3.3% of the net assets of the Fund.

ADR  American Depositary Receipt

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian U.S. Equity 6

Capital Guardian U.S. Equity

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $221,860) (including securities loaned of $24,045)	$266,806
Cash	2,651
Receivables:
Investment securities sold	5,125
Interest	11
Dividends	314
274,907
Liabilities:
Investment securities purchased	1,172
Accounts payable and accrued liabilities:
Shares redeemed	64
Management and advisory fees	165
Service fees	2
Administration fees	4
Payable for collateral for securities on loan	24,950
Other	44
26,401
Net Assets	$248,506
Net Assets Consist of:
Capital stock ($.01 par value)	$207
Additional paid-in capital	162,745
Undistributed (accumulated) net investment income (loss)	2,586
Undistributed (accumulated) net realized gain (loss) from investment securities	38,022
Net unrealized appreciation (depreciation) on investment securities	44,946
Net Assets	$248,506
Net Assets by Class:
Initial Class	$236,731
Service Class	11,775
Shares Outstanding:
Initial Class	19,704
Service Class	983
Net Asset Value and Offering Price Per Share:
Initial Class	$12.01
Service Class	11.98

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $32)	$1,913
Interest	72
Income from loaned securities–net	25
2,010
Expenses:
Management and advisory fees	1,012
Printing and shareholder reports	13
Custody fees	20
Administration fees	25
Legal fees	2
Audit fees	9
Trustees fees	4
Service fees:
Service Class	14
Other	3
Total expenses	1,102
Net Investment Income (Loss)	908
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	17,677
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(1,728)
Net Realized and Unrealized Gain (Loss) on Investment Securities	15,949
Net Increase (Decrease) in Net Assets Resulting from Operations	$16,857

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian U.S. Equity 7

Capital Guardian U.S. Equity

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$908	$1,688
Net realized gain (loss) from investment securities	17,677	21,138
Change in unrealized appreciation (depreciation) on investment securities	(1,728)	2,298
	16,857	25,124
Distributions to Shareholders:
From net investment income:
Initial Class	–	(1,360)
Service Class	–	(36)
	–	(1,396)
From net realized gains:
Initial Class	–	(22,250)
Service Class	–	(951)
	–	(23,201)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	4,217	23,316
Service Class	1,142	2,246
	5,359	25,562
Dividends and distributions reinvested:
Initial Class	–	23,610
Service Class	–	987
	–	24,597
Cost of shares redeemed:
Initial Class	(32,752)	(53,167)
Service Class	(1,521)	(1,569)
	(34,273)	(54,736)
	(28,914)	(4,577)
Net increase (decrease) in net assets	(12,057)	(4,050)
Net Assets:
Beginning of period	260,563	264,613
End of period	$248,506	$260,563
Undistributed (accumulated) net investment income (loss)	$2,586	$1,678

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	367	2,024
Service Class	98	197
	465	2,221
Shares issued–reinvested from distributions:
Initial Class	–	2,253
Service Class	–	94
	–	2,347
Shares redeemed:
Initial Class	(2,821)	(4,633)
Service Class	(131)	(138)
	(2,952)	(4,771)
Net increase (decrease) in shares outstanding:
Initial Class	(2,454)	(356)
Service Class	(33)	153
	(2,487)	(203)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian U.S. Equity 8

Capital Guardian U.S. Equity

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$11.24	$0.04	$0.73	$0.77	$–	$–	$–	$12.01
	12/31/2006	11.32	0.07	1.00	1.07	(0.07)	(1.08)	(1.15)	11.24
	12/31/2005	11.02	0.06	0.62	0.68	(0.06)	(0.32)	(0.38)	11.32
	12/31/2004	10.07	0.06	0.92	0.98	(0.03)	–	(0.03)	11.02
	12/31/2003	7.39	0.04	2.65	2.69	(0.01)	–	(0.01)	10.07
	12/31/2002	9.74	0.03	(2.35)	(2.32)	(0.01)	(0.02)	(0.03)	7.39
Service Class	6/30/2007	11.23	0.03	0.72	0.75	–	–	–	11.98
	12/31/2006	11.31	0.05	0.99	1.04	(0.04)	(1.08)	(1.12)	11.23
	12/31/2005	11.02	0.03	0.63	0.66	(0.05)	(0.32)	(0.37)	11.31
	12/31/2004	10.07	0.04	0.92	0.96	(0.01)	–	(0.01)	11.02
	12/31/2003	7.96	0.01	2.10	2.11	–	–	–	10.07

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)	Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover Rate (e)
Initial Class	6/30/2007	6.85%	$236,731	0.86%	0.73%	15%
	12/31/2006	10.11	249,151	0.86	0.66	27
	12/31/2005	6.31	254,860	0.89	0.55	35
	12/31/2004	9.77	266,915	0.90	0.57	23
	12/31/2003	36.50	238,949	0.91	0.41	20
	12/31/2002	(23.80)	116,484	0.98	0.43	23
Service Class	6/30/2007	6.68	11,775	1.11	0.48	15
	12/31/2006	9.87	11,412	1.11	0.40	27
	12/31/2005	6.06	9,753	1.14	0.29	35
	12/31/2004	9.49	8,120	1.15	0.38	23
	12/31/2003	26.50	2,331	1.16	0.17	20

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Capital Guardian U.S. Equity (the "Fund") share classes commenced operations as follows:

Initial Class – October 9, 2000
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian U.S. Equity 9

Capital Guardian U.S. Equity

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Capital Guardian U.S. Equity (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2007 of $7 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $11, earned by IBT for its services.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian U.S. Equity 10

Capital Guardian U.S. Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $500 million of ANA
0.775% of the next $500 million of ANA
0.70% of the next $1 billion of ANA
0.65% of ANA over $2 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.01% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian U.S. Equity 11

Capital Guardian U.S. Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $13.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $11. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$38,307
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	67,011
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and REIT reclassifications.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian U.S. Equity 12

Capital Guardian U.S. Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 6.–(continued)

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian U.S. Equity 13

Capital Guardian Value

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,070.10	0.82%	$4.21
Hypothetical (b)	1,000.00	1,020.73	0.82	4.11
Service Class
Actual	1,000.00	1,068.90	1.07	5.49
Hypothetical (b)	1,000.00	1,019.49	1.07	5.36

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2007

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian Value 1

Capital Guardian Value

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
CONVERTIBLE BOND (1.3%)
Automotive (1.3%)
Ford Motor Co. 4.25%, due 12/15/2036	$11,955	$14,974
Total Convertible Bond (cost: $12,457)		14,974
	Shares	Value
COMMON STOCKS (97.3%)
Automotive (0.6%)
General Motors Corp. †	168,700	$6,377
Business Credit Institutions (1.1%)
American Capital Strategies, Ltd. †	308,500	13,117
Chemicals & Allied Products (3.1%)
Air Products & Chemicals, Inc.	72,000	5,787
Avon Products, Inc.	229,100	8,419
Dow Chemical Co. (The)	101,900	4,506
du Pont (E.I.) de Nemours & Co.	62,800	3,193
Lyondell Chemical Co.	276,500	10,264
Methanex Corp. †	132,300	3,326
Commercial Banks (10.3%)
Compass Bancshares, Inc.	5,400	372
Fifth Third Bancorp	338,800	13,474
JP Morgan Chase & Co.	684,540	33,166
SunTrust Banks, Inc.	219,800	18,846
Wachovia Corp.	564,619	28,937
Wells Fargo & Co.	680,900	23,947
Communication (0.5%)
Time Warner Cable, Inc.–Class A ‡	142,700	5,590
Communications Equipment (0.8%)
Siemens AG, ADR †	62,800	8,984
Computer & Data Processing Services (0.4%)
Affiliated Computer Services, Inc.–Class A ‡	87,200	4,946
Computer & Office Equipment (2.8%)
Hewlett-Packard Co.	163,200	7,282
Jabil Circuit, Inc.	583,500	12,878
Seagate Technology †	556,300	12,111
Electric Services (2.9%)
CMS Energy Corp.	595,700	10,246
Edison International	324,700	18,222
Pinnacle West Capital Corp.	121,700	4,850
Electric, Gas & Sanitary Services (0.6%)
NiSource, Inc.	310,100	6,422

	Shares	Value
Electronic & Other Electric Equipment (4.0%)
Emerson Electric Co.	146,600	$6,861
General Electric Co.	1,042,800	39,918
Electronic Components & Accessories (5.2%)
Advanced Micro Devices, Inc. †‡	361,300	5,167
Fairchild Semiconductor International, Inc. ‡	343,600	6,638
Flextronics International, Ltd. ‡	1,435,000	15,498
Intel Corp.	1,052,700	25,012
Tyco International, Ltd.	242,700	8,201
Fabricated Metal Products (1.3%)
Fortune Brands, Inc. †	73,500	6,054
Parker Hannifin Corp.	88,600	8,675
Food & Kindred Products (7.6%)
General Mills, Inc.	144,800	8,459
Kraft Foods, Inc.–Class A	1,035,716	36,509
Sara Lee Corp.	1,575,800	27,419
Unilever NV-NY Shares	503,700	15,625
Furniture & Fixtures (1.6%)
Johnson Controls, Inc.	122,500	14,182
Leggett & Platt, Inc. †	177,000	3,903
Gas Production & Distribution (0.6%)
MDU Resources Group, Inc.	57,600	1,615
Spectra Energy Corp.	198,500	5,153
Holding & Other Investment Offices (3.3%)
Berkshire Hathaway, Inc.–Class A ‡	90	9,853
Douglas Emmett, Inc. REIT	362,600	8,971
General Growth Properties, Inc. REIT †	235,590	12,474
Host Hotels & Resorts, Inc. REIT †	288,000	6,659
Industrial Machinery & Equipment (1.7%)
Caterpillar, Inc.	72,700	5,692
Illinois Tool Works, Inc. †	259,500	14,062
Insurance (7.8%)
AMBAC Financial Group, Inc.	53,600	4,673
American International Group, Inc.	364,100	25,498
MBIA, Inc. †	72,100	4,486
Progressive Corp. (The)	872,200	20,872
RenaissanceRe Holdings, Ltd.	174,600	10,823
WellPoint, Inc. ‡	97,000	7,743
XL Capital, Ltd.–Class A	195,100	16,445
Insurance Agents, Brokers & Service (2.4%)
Hartford Financial Services Group, Inc. (The)	40,700	4,009
Marsh & McLennan Cos., Inc.	778,200	24,031

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian Value 2

Capital Guardian Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Oil & Gas Extraction (5.8%)
Royal Dutch Shell PLC–Class A, ADR †	194,700	$15,810
Royal Dutch Shell PLC–Class B, ADR	202,565	16,884
Transocean, Inc. ‡	158,200	16,766
Weatherford International, Ltd. ‡	311,600	17,213
Paper & Allied Products (0.4%)
3M Co.	56,600	4,912
Personal Credit Institutions (3.6%)
AmeriCredit Corp. †‡	225,300	5,982
Capital One Financial Corp.	215,300	16,888
SLM Corp.	319,500	18,397
Petroleum Refining (2.1%)
Chevron Corp.	84,816	7,145
ConocoPhillips	109,100	8,564
Exxon Mobil Corp.	103,266	8,662
Pharmaceuticals (8.0%)
AstraZeneca PLC, ADR	260,600	13,937
Merck & Co., Inc.	342,800	17,071
Millennium Pharmaceuticals, Inc. ‡	320,200	3,385
Pfizer, Inc.	1,169,000	29,891
Sanofi-Aventis, ADR †	715,000	28,793
Primary Metal Industries (0.4%)
Alcoa, Inc.	127,000	5,147
Printing & Publishing (0.5%)
CBS Corp.–Class B	162,200	5,404
Railroads (0.6%)
Union Pacific Corp.	57,700	6,644
Restaurants (0.4%)
McDonald's Corp.	92,000	4,670
Rubber & Misc. Plastic Products (2.1%)
Jarden Corp. †‡	574,100	24,692
Savings Institutions (5.8%)
Hudson City Bancorp, Inc.	1,169,500	14,291
IndyMac Bancorp, Inc. †	482,400	14,072
Washington Mutual, Inc. †	917,300	39,114
Security & Commodity Brokers (2.0%)
Goldman Sachs Group, Inc. (The)	27,400	5,939
Lehman Brothers Holdings, Inc.	68,400	5,097
Merrill Lynch & Co., Inc.	145,400	12,153
Telecommunications (4.3%)
AT&T, Inc.	994,500	41,272
Verizon Communications, Inc.	206,300	8,493

	Shares	Value
Tobacco Products (2.1%)
Altria Group, Inc.	349,000	$24,479
Water Transportation (0.6%)
Carnival Corp.	144,600	7,052
Total Common Stocks (cost: $967,296)		1,125,261
	Principal	Value
SECURITY LENDING COLLATERAL (12.9%)
Debt (12.4%)
Bank Notes (0.9%)
Bank of America
5.27%, due 07/16/2007 *	$2,451	$2,451
5.27%, due 08/17/2007 *	4,085	4,085
5.30%, due 09/17/2007 *	4,085	4,085
Commercial Paper (4.6%)
Barton Capital Corp.–144A 5.30%, due 07/11/2007 5.31%, due 07/12/2007	4,071 1,625	4,071 1,625
Bear Stearns & Co. 5.44%, due 07/10/2007	408	408
CAFCO LLC–144A 5.32%, due 07/16/2007	1,623	1,623
Clipper Receivables Corp. 5.31%, due 07/10/2007	1,626	1,626
CRC Funding LLC–144A 5.32%, due 07/16/2007	1,623	1,623
Den Danske Bank 5.28%, due 07/09/2007	817	817
Falcon Asset Securitization Corp.–144A 5.31%, due 07/17/2007	1,700	1,700
Grampian Funding LLC–144A 5.35%, due 07/18/2007	1,621	1,621
Greyhawk Funding LLC–144A 5.29%, due 07/12/2007	1,634	1,634
Jupiter Securitization Corp.–144A 5.32%, due 07/26/2007	817	817
Lexington Parker Capital–144A 5.29%, due 07/03/2007	1,634	1,634
Liberty Street–144A 5.28%, due 07/02/2007 5.29%, due 07/18/2007 5.33%, due 07/31/2007	1,634 1,634 817	1,634 1,634 817
Morgan Stanley & Co. 5.45%, due 08/01/2007	817	817
Old Line Funding Corp.–144A 5.32%, due 07/12/2007	1,625	1,625

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian Value 3

Capital Guardian Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Paper (continued)
Paradigm Funding LLC–144A 5.31%, due 07/16/2007	$1,618	$1,618
Park Avenue Receivables Corp.–144A 5.32%, due 07/23/2007	4,068	4,068
Sheffield Receivables Corp.–144A 5.29%, due 07/06/2007 5.32%, due 07/17/2007	1,226 4,066	1,226 4,066
Three Pillars Funding Corp.–144A 5.33%, due 07/25/2007	4,070	4,070
Variable Funding Capital Corp.–144A 5.31%, due 07/05/2007 5.29%, due 07/11/2007 5.29%, due 07/12/2007	4,077 4,068 4,071	4,077 4,068 4,071
Euro Dollar Overnight (1.9%)
Abbey National PLC 5.28%, due 07/05/2007	2,043	2,043
Bank of Montreal 5.29%, due 07/02/2007 5.28%, due 07/03/2007	1,634 4,085	1,634 4,085
BNP Paribas 5.35%, due 07/02/2007	1,634	1,634
Calyon 5.38%, due 07/02/2007	1,634	1,634
Marshall & Ilsley Bank 5.29%, due 07/06/2007	2,266	2,266
National Australia Bank 5.32%, due 07/02/2007	1,634	1,634
Rabobank Netherland 5.33%, due 07/02/2007 5.28%, due 07/05/2007	1,634 4,085	1,634 4,085
Svenska Handelsbanken 5.30%, due 07/02/2007	1,188	1,188
Euro Dollar Terms (2.5%)
Banco Bilbao Vizcaya Argentaria 5.30%, due 08/10/2007	2,043	2,043
Bank of Montreal 5.31%, due 08/14/2007	2,451	2,451
Bank of Nova Scotia 5.28%, due 07/09/2007 5.29%, due 07/11/2007	1,226 1,634	1,226 1,634
Barclays 5.30%, due 07/16/2007 5.32%, due 09/04/2007	1,634 817	1,634 817
Canadian Imperial Bank of Commerce 5.30%, due 07/30/2007	2,043	2,043

	Principal	Value
Euro Dollar Terms (continued)
Credit Suisse First Boston Corp.
5.29%, due 07/13/2007	$1,634	$1,634
5.29%, due 07/18/2007	3,268	3,268
First Tennessee National Corp. 5.30%, due 07/18/2007	817	817
Fortis Bank 5.29%, due 07/09/2007 5.30%, due 07/20/2007 5.30%, due 07/26/2007	817 2,043 1,634	817 2,043 1,634
Skandinaviska Enskilda Banken AB 5.29%, due 07/19/2007	1,226	1,226
Wells Fargo 5.28%, due 07/12/2007 5.28%, due 07/13/2007	4,085 2,043	4,085 2,043
Repurchase Agreements (2.5%) ††
Credit Suisse First Boston Corp. 5.42%, dated 06/29/2007 to be repurchased at $4,224 on 07/02/2007	4,222	4,222
Merrill Lynch & Co. 5.34%, dated 06/29/2007 to be repurchased at $15,386 on 07/02/2007	15,380	15,380
Morgan Stanley Dean Witter & Co. 5.37%, dated 06/29/2007 to be repurchased at $3,418 on 07/02/2007	3,416	3,416
Morgan Stanley Dean Witter & Co. 5.43%, dated 06/29/2007 to be repurchased at $5,527 on 07/02/2007	5,524	5,524
	Shares	Value
Investment Companies (0.5%)
Barclays Global Institutional Money Market Fund 1-day yield of 5.25%	2,451,112	$2,451
Reserve Primary Money Market Fund 1-day yield of 5.23%	339,897	340
Vanguard Prime Money Market Fund 1-day yield of 5.19%	2,361,238	2,361
Total Security Lending Collateral (cost: $148,557)		148,557
Total Investment Securities (cost: $1,128,310) #		$1,288,792

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian Value 4

Capital Guardian Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

†  At June 30, 2007, all or a portion of this security is on loan (see Note 1). The value at June 30, 2007, of all securities on loan is $144,106.

‡  Non-income producing.

*  Floating or variable rate note. Rate is listed as of June 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $29,048, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 07/03/2007–12/01/2036, respectively.

#  Aggregate cost for federal income tax purposes is $1,128,310. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $177,564 and $17,082, respectively. Net unrealized appreciation for tax purposes is $160,482.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $49,322 or 4.3% of the net assets of the Fund.

ADR  American Depositary Receipt

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian Value 5

Capital Guardian Value

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $1,128,310) (including securities loaned of $144,106)	$1,288,792
Cash	20,654
Receivables:
Investment securities sold	25,024
Shares sold	592
Interest	105
Income from loaned securities	41
Dividends	2,578
1,337,786
Liabilities:
Investment securities purchased	31,541
Accounts payable and accrued liabilities:
Shares redeemed	662
Management and advisory fees	743
Service fees	8
Administration fees	19
Payable for collateral for securities on loan	148,557
Other	90
181,620
Net Assets	$1,156,166
Net Assets Consist of:
Capital stock ($.01 par value)	$508
Additional paid-in capital	862,497
Undistributed (accumulated) net investment income (loss)	21,530
Undistributed (accumulated) net realized gain (loss) from investment securities	111,149
Net unrealized appreciation (depreciation) on investment securities	160,482
Net Assets	$1,156,166
Net Assets by Class:
Initial Class	$1,118,668
Service Class	37,498
Shares Outstanding:
Initial Class	49,185
Service Class	1,644
Net Asset Value and Offering Price Per Share:
Initial Class	$22.74
Service Class	22.81

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $232)	$12,852
Interest	918
Income from loaned securities-net	219
13,989
Expenses:
Management and advisory fees	4,180
Printing and shareholder reports	25
Custody fees	45
Administration fees	107
Legal fees	9
Audit fees	9
Trustees fees	15
Service fees:
Service Class	45
Other	9
Total expenses	4,444
Net Investment Income (Loss)	9,545
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	36,566
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	30,023
Net Realized and Unrealized Gain (Loss) on Investment Securities	66,589
Net Increase (Decrease) in Net Assets Resulting from Operations	$76,134

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian Value 6

Capital Guardian Value

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$9,545	$11,993
Net realized gain (loss) from investment securities	36,566	74,617
Change in unrealized appreciation (depreciation) on investment securities	30,023	29,731
	76,134	116,341
Distributions to Shareholders:
From net investment income:
Initial Class	–	(10,896)
Service Class	–	(376)
	–	(11,272)
From net realized gains:
Initial Class	–	(68,412)
Service Class	–	(2,679)
	–	(71,091)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	328,832	72,333
Service Class	5,138	11,577
	333,970	83,910
Dividends and distributions reinvested:
Initial Class	–	79,308
Service Class	–	3,055
	–	82,363
Cost of shares redeemed:
Initial Class	(78,292)	(111,221)
Service Class	(5,329)	(4,145)
	(83,621)	(115,366)
	250,349	50,907
Net increase (decrease) in net assets	326,483	84,885
Net Assets:
Beginning of period	829,683	744,798
End of period	$1,156,166	$829,683
Undistributed (accumulated) net investment income (loss)	$21,530	$11,985

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	15,385	3,506
Service Class	235	551
	15,620	4,057
Shares issued–reinvested from distributions:
Initial Class	–	4,080
Service Class	–	156
	–	4,236
Shares redeemed:
Initial Class	(3,580)	(5,268)
Service Class	(247)	(195)
	(3,827)	(5,463)
Net increase (decrease) in shares outstanding:
Initial Class	11,805	2,318
Service Class	(12)	512
	11,793	2,830

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian Value 7

Capital Guardian Value

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$21.25	$0.19	$1.30	$1.49	$–	$–	$–	$22.74
	12/31/2006	20.57	0.34	2.82	3.16	(0.34)	(2.14)	(2.48)	21.25
	12/31/2005	20.27	0.29	1.22	1.51	(0.20)	(1.01)	(1.21)	20.57
	12/31/2004	17.56	0.25	2.65	2.90	(0.19)	–	(0.19)	20.27
	12/31/2003	13.15	0.24	4.29	4.53	(0.12)	–	(0.12)	17.56
	12/31/2002	17.35	0.18	(3.75)	(3.57)	(0.11)	(0.52)	(0.63)	13.15
Service Class	6/30/2007	21.34	0.17	1.30	1.47	–	–	–	22.81
	12/31/2006	20.66	0.30	2.82	3.12	(0.30)	(2.14)	(2.44)	21.34
	12/31/2005	20.37	0.24	1.23	1.47	(0.17)	(1.01)	(1.18)	20.66
	12/31/2004	17.65	0.21	2.66	2.87	(0.15)	–	(0.15)	20.37
	12/31/2003	13.66	0.15	3.85	4.00	(0.01)	–	(0.01)	17.65

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2007	7.01%	$1,118,668	0.82%	0.82%	1.79%	19%
	12/31/2006	16.50	794,352	0.84	0.84	1.59	40
	12/31/2005	7.71	721,176	0.85	0.85	1.43	35
	12/31/2004	16.70	774,182	0.86	0.86	1.35	32
	12/31/2003	34.58	459,102	0.88	0.88	1.63	30
	12/31/2002	(20.70)	286,725	0.91	0.91	1.23	39
Service Class	6/30/2007	6.89	37,498	1.07	1.07	1.54	19
	12/31/2006	16.20	35,331	1.09	1.09	1.38	40
	12/31/2005	7.50	23,622	1.10	1.10	1.18	35
	12/31/2004	16.39	16,961	1.11	1.11	1.11	32
	12/31/2003	29.30	2,271	1.13	1.13	1.34	30

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Capital Guardian Value (the "Fund") share classes commenced operations as follows:

Initial Class – May 27, 1993
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  For the period ended June 30, 2007 and for the years ended December 31, 2006, 2005, 2004, and 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian Value 8

Capital Guardian Value

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Capital Guardian Value (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2007 of $27 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $94 earned by IBT for its services.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian Value 9

Capital Guardian Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2007:

	Net Assets	% of Net Assets
Asset Allocation – Conservative Portfolio	$31,535	2.73%
Asset Allocation – Growth Portfolio	145,168	12.56%
Asset Allocation – Moderate Growth Portfolio	316,255	27.35%
Asset Allocation – Moderate Portfolio	123,542	10.69%
Total	$616,500	53.33%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $500 million of ANA
0.775% of the next $500 million of ANA
0.70% of the next $1 billion of ANA
0.65% of ANA over $2 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.87% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian Value 10

Capital Guardian Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class  0.15%
Service Class  0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to 63.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $31. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$460,496
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	194,717
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, basis adjustment on disposition.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian Value 11

Capital Guardian Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 5.–(continued)

exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Capital Guardian Value 12

Clarion Global Real Estate Securities

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$984.10	0.83%	$4.08
Hypothetical (b)	1,000.00	1,020.68	0.83	4.16
Service Class
Actual	1,000.00	982.80	1.08	5.31
Hypothetical (b)	1,000.00	1,019.44	1.08	5.41

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Region
At June 30, 2007

This chart shows the percentage breakdown by region of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Clarion Global Real Estate Securities 1

Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.8%)
Australia (12.2%)
Centro Properties Group	531,407	$3,832
DB RREEF Trust	1,423,087	2,372
GPT Group	2,730,197	10,794
Macquarie CountryWide Trust	2,725,553	4,671
Macquarie DDR Trust	1,787,600	1,903
Macquarie Goodman Group	2,371,776	13,522
Mirvac Group	1,589,317	7,686
Stockland	1,640,600	11,344
Valad Property Group	4,991,875	8,407
Westfield Group	2,350,318	39,800
Austria (1.0%)
Conwert Immobilien Invest AG ‡	420,100	8,113
Bermuda (2.4%)
Hongkong Land Holdings, Ltd.	2,049,500	9,223
Kerry Properties, Ltd.	1,523,100	9,566
Mandarin Oriental International, Ltd.	853,500	1,903
Canada (2.9%)
Brookfield Properties Co. †	261,950	6,368
Calloway Real Estate Investment Trust–144A	113,200	2,675
Dundee Real Estate Investment Trust	182,600	7,896
RioCan Real Estate Investment Trust	354,300	7,877
Cayman Islands (0.7%)
Greentown China Holdings, Ltd.	1,644,900	3,577
Shui On Land, Ltd.	2,169,400	1,945
China (0.6%)
Guangzhou R&F Properties Co., Ltd.–Class H	1,672,500	5,124
Finland (1.6%)
Citycon Oyj	909,353	5,858
Sponda Oyj	536,796	7,808
France (3.7%)
Klepierre	60,305	10,256
Mercialys	124,752	4,306
Silic (STE Immob LOC Indu)	15,999	2,582
Societe de la Tour Eiffel	32,900	4,843
Unibail †	37,920	9,738
Germany (0.4%)
Deutsche Wohnen AG	4,965	257
DIC Asset AG	92,900	3,287
Hong Kong (8.1%)
Agile Property Holdings, Ltd.	4,494,900	5,888
Champion	1,577,200	904
Cheung Kong Holdings, Ltd.	765,800	10,031
China Overseas Land & Investment, Ltd.	1,219,000	1,902

	Shares	Value
Hong Kong (continued)
Hang Lung Development Co.	1,753,452	$7,917
Hang Lung Properties, Ltd.	2,282,400	7,868
Link (The)	1,954,100	4,324
Shangri-La Asia, Ltd.	574,000	1,388
Sun Hung Kai Properties, Ltd.	2,035,455	24,500
Wharf Holdings, Ltd.	1,293,000	5,168
India (0.5%)
Macquarie Bank, Ltd., Warrants, Expires 06/19/2008	352,600	4,369
Italy (0.2%)
Beni Stabili SpA	1,223,400	1,788
Japan (15.7%)
Japan Logistics Fund, Inc.	688	6,407
Japan Retail Fund Investment	729	6,316
Kenedix Realty Investment Corp.	374	2,795
Mitsubishi Estate Co., Ltd.	1,460,200	39,610
Mitsui Fudosan Co., Ltd.	1,475,100	41,328
New City Residence Investment Corp.	671	3,722
Nippon Accommodations Fund, Inc.	407	2,805
Nippon Building Fund, Inc.	669	9,263
Nomura Real Estate Residential Fund, Inc. †	369	2,462
NTT Urban Development Corp.	1,555	3,009
Sumitomo Realty & Development Co., Ltd.	514,700	16,754
Netherlands (2.3%)
Corio NV	64,800	5,092
Rodamco Europe NV	76,610	10,264
Vastned Retail NV	46,700	4,076
Norway (0.3%)
Norwegian Property ASA	226,600	2,829
Singapore (4.1%)
Allgreen Properties, Ltd.	421,200	576
Ascott Group, Ltd. (The)	1,546,800	1,851
Capitaland, Ltd.	2,528,800	13,393
CapitaMall Trust	2,593,200	7,155
City Developments, Ltd.	381,500	4,315
Keppel Land, Ltd.	897,200	5,133
Wing Tai Holdings, Ltd.	1,165,100	3,032
Sweden (0.9%)
Castellum AB	666,800	8,047
United Kingdom (7.4%)
British Land Co. PLC	422,100	11,348
Dawnay Day Sirius, Ltd. ‡	2,419,302	3,153
Derwent London PLC	246,593	9,079
Great Portland Estates PLC	591,100	7,857

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Clarion Global Real Estate Securities 2

Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
United Kingdom (continued)
Hammerson PLC	414,357	$11,922
Land Securities Group PLC	365,760	12,791
Safestore Holdings, Ltd. ‡	1,985,105	7,607
United States (33.8%)
AMB Property Corp.	49,600	2,640
Archstone-Smith Trust †	217,500	12,856
AvalonBay Communities, Inc.	95,400	11,341
BioMed Realty Trust, Inc. †	136,400	3,426
Boston Properties, Inc.	196,300	20,048
BRE Properties–Class A †	165,000	9,783
Camden Property Trust	88,400	5,920
Corporate Office Properties Trust †	82,650	3,389
Douglas Emmett, Inc.	169,400	4,191
Equity Residential	132,400	6,041
Extra Space Storage, Inc. †	124,100	2,048
Federal Realty Investment Trust	128,600	9,936
FelCor Lodging Trust, Inc.	127,600	3,321
General Growth Properties, Inc. †	247,570	13,109
Highwood Properties, Inc. †	160,700	6,026
Hilton Hotels Corp.	182,000	6,092
Home Properties, Inc. †	68,700	3,568
Host Hotels & Resorts, Inc. †	636,123	14,707
Kilroy Realty Corp.	58,200	4,123
LaSalle Hotel Properties	58,800	2,553
Liberty Property Trust †	120,500	5,294
Macerich Co. (The)	136,600	11,259
Nationwide Health Properties, Inc. †	235,300	6,400
Omega Healthcare Investors, Inc.	276,700	4,380
Post Properties, Inc. †	68,800	3,587
Prologis †	211,000	12,006
Public Storage, Inc. †	44,180	3,394
Regency Centers Corp.	157,800	11,125
Simon Property Group, Inc. †	264,400	24,600
SL Green Realty Corp. †	119,300	14,780
Starwood Hotels & Resorts Worldwide, Inc.	164,000	11,000
Strategic Hotels & Resorts, Inc. †	132,200	2,973
Sunstone Hotel Investors, Inc. †	119,400	3,390
Tanger Factory Outlet Centers	68,400	2,562
Taubman Centers, Inc.	79,900	3,964
UDR, Inc. †	129,200	3,398
Ventas, Inc. †	159,700	5,789
Vornado Realty Trust	141,400	15,531
Total Common Stocks (cost: $732,162)		848,121

	Contracts u	Value
PURCHASED OPTIONS (0.7%)
Covered Call Options (0.7%)
Brascan Residential Properties m Call Strike $.00 Expires 10/22/2007	778,400	$6,163
Total Purchased Options (cost: $5,842)		6,163
	Principal	Value
SECURITY LENDING COLLATERAL (11.5%)
Debt (11.1%)
Bank Notes (0.8%)
Bank of America 5.27%, due 07/16/2007 *	$1,631	$1,631
5.27%, due 08/17/2007 *	2,718	2,718
5.30%, due 09/17/2007 *	2,718	2,718
Commercial Paper (4.1%)
Barton Capital Corp.–144A 5.30%, due 07/11/2007	2,709	2,709
5.31%, due 07/12/2007	1,081	1,081
Bear Stearns & Co. 5.44%, due 07/10/2007	272	272
CAFCO LLC–144A 5.32%, due 07/16/2007	1,080	1,080
Clipper Receivables Corp. 5.31%, due 07/10/2007	1,082	1,082
CRC Funding LLC–144A 5.32%, due 07/16/2007	1,080	1,080
Den Danske Bank 5.28%, due 07/09/2007	544	544
Falcon Asset Securitization Corp.–144A 5.31%, due 07/17/2007	1,131	1,131
Grampian Funding LLC–144A 5.35%, due 07/18/2007	1,079	1,079
Greyhawk Funding LLC–144A 5.29%, due 07/12/2007	1,088	1,088
Jupiter Securitization Corp.–144A 5.32%, due 07/26/2007	544	544
Lexington Parker Capital–144A 5.29%, due 07/03/2007	1,087	1,087
Liberty Street–144A 5.28%, due 07/02/2007	1,087	1,087
5.29%, due 07/18/2007	1,087	1,087
5.33%, due 07/31/2007	544	544
Morgan Stanley & Co. 5.45%, due 08/01/2007	544	544

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Clarion Global Real Estate Securities 3

Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Paper (continued)
Old Line Funding Corp.–144A 5.32%, due 07/12/2007	$1,081	$1,081
Paradigm Funding LLC–144A 5.31%, due 07/16/2007	1,077	1,077
Park Avenue Receivables Corp.–144A 5.32%, due 07/23/2007	2,707	2,707
Sheffield Receivables Corp.–144A 5.29%, due 07/06/2007	816	816
5.32%, due 07/17/2007	2,706	2,706
Three Pillars Funding Corp.–144A
5.33%, due 07/25/2007	2,708	2,708
Variable Funding Capital Corp.–144A 5.31%, due 07/05/2007	2,713	2,713
5.29%, due 07/11/2007	2,707	2,707
5.29%, due 07/12/2007	2,709	2,709
Euro Dollar Overnight (1.7%)
Abbey National PLC 5.28%, due 07/05/2007	1,359	1,359
Bank of Montreal 5.29%, due 07/02/2007	1,087	1,087
5.28%, due 07/03/2007	2,718	2,718
BNP Paribas 5.35%, due 07/02/2007	1,087	1,087
Calyon 5.38%, due 07/02/2007	1,087	1,087
Marshall & Ilsley Bank 5.29%, due 07/06/2007	1,508	1,508
National Australia Bank 5.32%, due 07/02/2007	1,087	1,087
Rabobank Netherland 5.33%, due 07/02/2007	1,087	1,087
5.28%, due 07/05/2007	2,718	2,718
Svenska Handelsbanken 5.30%, due 07/02/2007	791	791
Euro Dollar Terms (2.3%)
Banco Bilbao Vizcaya Argentaria 5.30%, due 08/10/2007	1,359	1,359
Bank of Montreal 5.31%, due 08/14/2007	1,631	1,631
Bank of Nova Scotia 5.28%, due 07/09/2007	816	816
5.29%, due 07/11/2007	1,087	1,087
Barclays 5.30%, due 07/16/2007	1,087	1,087
5.32%, due 09/04/2007	544	544

	Principal	Value
Euro Dollar Terms (continued)
Canadian Imperial Bank of Commerce 5.30%, due 07/30/2007	$1,359	$1,359
Credit Suisse First Boston Corp. 5.29%, due 07/13/2007	1,087	1,087
5.29%, due 07/18/2007	2,175	2,175
First Tennessee National Corp. 5.30%, due 07/18/2007	544	544
Fortis Bank 5.29%, due 07/09/2007	544	544
5.30%, due 07/20/2007	1,359	1,359
5.30%, due 07/26/2007	1,087	1,087
Skandinaviska Enskilda Banken AB 5.29%, due 07/19/2007	816	816
Wells Fargo 5.28%, due 07/12/2007	2,718	2,718
5.28%, due 07/13/2007	1,359	1,359
Repurchase Agreements (2.2%) ††
Credit Suisse First Boston Corp. 5.42%, dated 06/29/2007 to be repurchased at $2,811 on 07/02/2007	2,810	2,810
Merrill Lynch & Co. 5.34%, dated 06/29/2007 to be repurchased at $10,238 on 07/02/2007	10,234	10,234
Morgan Stanley Dean Witter & Co. 5.37%, dated 06/29/2007 to be repurchased at $2,274 on 07/02/2007	2,273	2,273
Morgan Stanley Dean Witter & Co. 5.43%, dated 06/29/2007 to be repurchased at $3,677 on 07/02/2007	3,676	3,676
	Shares	Value
Investment Companies (0.4%)
Barclays Global Institutional Money Market Fund 1-day yield of 5.25%	1,631,000	$1,631
Reserve Primary Money Market Fund 1-day yield of 5.23%	226,171	226
Vanguard Prime Money Market Fund 1-day yield of 5.19%	1,571,197	1,571
Total Security Lending Collateral (cost: $98,852)		98,852
Total Investment Securities (cost: $836,856) #		$953,136

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Clarion Global Real Estate Securities 4

Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At June 30, 2007, all or a portion of this security is on loan (see Note 1). The value at June 30, 2007, of all securities on loan is $95,357.

*  Floating or variable rate note. Rate is listed as of June 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $19,329, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 07/03/2007–12/01/2036, respectively.

u  Contract amounts are not in thousands.

m  Securities valued as determined in good faith in accordance with procedures established by the Fund's Board of Trustees.

#  Aggregate cost for federal income tax purposes is $882,190. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $84,326 and $13,380, respectively. Net unrealized appreciation for tax purposes is $70,946.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $35,496 or 4.1% of the net assets of the Fund.

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Diversified	17.9%	$153,556
Shopping Center	12.2%	104,350
Office Property	11.2%	96,061
Engineering & Management Services	10.7%	91,776
Regional Mall	8.7%	74,801
Residential Building Construction	8.4%	71,978
Operating/ Development	7.4%	63,175
Apartments	7.3%	63,021
Hotels	4.4%	37,738
Hotels & Other Lodging Places	2.4%	20,382
Industrial Property	2.3%	19,939
Health Care	1.9%	16,569
Storage	1.5%	13,049
Warehouse	0.7%	6,407
Covered Call Options	0.7%	6,163
Management Services	0.7%	5,858
Computer & Data Processing Services	0.6%	5,092
Holding & Other Investment Offices	0.5%	4,369
Investment Securities, at value	99.5%	854,284
Short-Term Investments	11.5%	98,852
Total Investment Securities	111.0%	$953,136

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Clarion Global Real Estate Securities 5

Clarion Global Real Estate Securities

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $836,856) (including securities loaned of $95,357)	$953,136
Cash	7,517
Foreign currency (cost: $226)	225
Receivables:
Investment securities sold	4,737
Shares sold	568
Interest	34
Dividends	3,090
Dividend reclaims receivable	113
969,420
Liabilities:
Investment securities purchased	10,199
Accounts payable and accrued liabilities:
Shares redeemed	988
Management and advisory fees	554
Service fees	12
Administration fees	15
Payable for collateral for securities on loan	98,852
Other	159
110,779
Net Assets	$858,641
Net Assets Consist of:
Capital stock ($.01 par value)	$355
Additional paid-in capital	548,644
Undistributed (accumulated) net investment income (loss)	20,267
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	173,140
Net unrealized appreciation (depreciation) on:
Investment securities	116,280
Translation of assets and liabilities denominated in foreign currencies	(45)
Net Assets	$858,641
Net Assets by Class:
Initial Class	$801,596
Service Class	57,045
Shares Outstanding:
Initial Class	33,196
Service Class	2,316
Net Asset Value and Offering Price Per Share:
Initial Class	$24.15
Service Class	24.63

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $1,461)	$12,400
Interest	168
Income from loaned securities–net	139
12,707
Expenses:
Management and advisory fees	3,494
Printing and shareholder reports	47
Custody fees	205
Administration fees	94
Legal fees	9
Audit fees	9
Trustees fees	15
Service fees:
Service Class	75
Other	9
Total expenses	3,957
Net Investment Income (Loss)	8,750
Net Realized Gain (Loss) from:
Investment securities	117,408
Foreign currency transactions	(948)
116,460
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(136,262)
Translation of assets and liabilities denominated in foreign currencies	(60)
(136,322)
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	(19,862)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,112)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Clarion Global Real Estate Securities 6

Clarion Global Real Estate Securities

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$8,750	$11,924
Net realized gain (loss) from investment securities and foreign currency transactions	116,460	62,057
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	(136,322)	199,151
	(11,112)	273,132
Distributions to Shareholders:
From net investment income:
Initial Class	–	(10,275)
Service Class	–	(450)
	–	(10,725)
From net realized gains:
Initial Class	–	(83,635)
Service Class	–	(4,008)
	–	(87,643)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	76,756	122,465
Service Class	17,620	22,899
	94,376	145,364
Dividends and distributions reinvested:
Initial Class	–	93,910
Service Class	–	4,458
	–	98,368
Cost of shares redeemed:
Initial Class	(187,653)	(59,753)
Service Class	(12,380)	(7,085)
	(200,033)	(66,838)
	(105,657)	176,894
Net increase (decrease) in net assets	(116,769)	351,658
Net Assets:
Beginning of period	975,410	623,752
End of period	$858,641	$975,410
Undistributed (accumulated) net investment income (loss)	$20,267	$11,517

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	2,977	5,472
Service Class	669	1,011
	3,646	6,483
Shares issued–reinvested from distributions:
Initial Class	–	4,526
Service Class	–	210
	–	4,736
Shares redeemed:
Initial Class	(7,364)	(2,718)
Service Class	(479)	(316)
	(7,843)	(3,034)
Net increase (decrease) in shares outstanding:
Initial Class	(4,387)	7,280
Service Class	190	905
	(4,197)	8,185

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Clarion Global Real Estate Securities 7

Clarion Global Real Estate Securities

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$24.54	$0.24	$(0.63)	$(0.39)	$–	$–	$–	$24.15
	12/31/2006	19.77	0.35	7.45	7.80	(0.33)	(2.70)	(3.03)	24.54
	12/31/2005	19.15	0.27	2.20	2.47	(0.32)	(1.53)	(1.85)	19.77
	12/31/2004	15.08	0.43	4.35	4.78	(0.36)	(0.35)	(0.71)	19.15
	12/31/2003	11.41	0.51	3.51	4.02	(0.29)	(0.06)	(0.35)	15.08
	12/31/2002	11.21	0.65	(0.25)	0.40	(0.13)	(0.07)	(0.20)	11.41
Service Class	6/30/2007	25.06	0.22	(0.65)	(0.43)	–	–	–	24.63
	12/31/2006	20.16	0.32	7.58	7.90	(0.30)	(2.70)	(3.00)	25.06
	12/31/2005	19.53	0.23	2.23	2.46	(0.30)	(1.53)	(1.83)	20.16
	12/31/2004	15.37	0.47	4.36	4.83	(0.32)	(0.35)	(0.67)	19.53
	12/31/2003	12.00	0.33	3.13	3.46	(0.03)	(0.06)	(0.09)	15.37

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)	Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover Rate (e)
Initial Class	6/30/2007	(1.59)%	$801,596	0.83%	1.88%	32%
	12/31/2006	42.27	922,134	0.84	1.59	44
	12/31/2005	13.47	599,134	0.86	1.41	103
	12/31/2004	32.86	396,224	0.86	2.62	69
	12/31/2003	35.74	213,159	0.87	3.96	78
	12/31/2002	3.60	124,219	0.98	5.61	123
Service Class	6/30/2007	(1.72)	57,045	1.08	1.68	32
	12/31/2006	41.91	53,276	1.09	1.39	44
	12/31/2005	13.18	24,618	1.11	1.21	103
	12/31/2004	32.50	11,771	1.11	2.77	69
	12/31/2003	28.90	1,072	1.13	3.52	78

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Clarion Global Real Estate Securities (the "Fund") share classes commenced as follows:

Initial Class – May 1, 1998

Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Clarion Global Real Estate Securities 8

Clarion Global Real Estate Securities

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Clarion Global Real Estate Securities (the "Fund") is part of ATST. The Fund is "non-diversified" under the 1940 Act.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2007 of $36 are included in net realized gains in the Statement of Operations.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Clarion Global Real Estate Securities 9

Clarion Global Real Estate Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $60, earned by IBT for its services.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Since the Fund invests primarily in real estate securities, the net asset value per share may fluctuate more widely than the value of shares of a fund that invests in a broad range of industries.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2007:

	Net Assets	% of Net Assets
Asset Allocation – Conservative Portfolio	$18,359	2.14%
Asset Allocation – Growth Portfolio	75,347	8.78%
Asset Allocation – Moderate Growth Portfolio	174,620	20.34%
Asset Allocation – Moderate Portfolio	84,912	9.89%
International Moderate Growth Fund	8,816	1.03%
Total	$362,054	42.18%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $250 million of ANA
0.775% of the next $250 million of ANA
0.70% of the next $500 million of ANA
0.65% of ANA over $1 billion

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Clarion Global Real Estate Securities 10

Clarion Global Real Estate Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $47.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $29. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$299,913
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	392,202
U.S. Government	–

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Clarion Global Real Estate Securities 11

Clarion Global Real Estate Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, post October currency loss deferrals, passive foreign investment companies, foreign currency transactions and REIT's.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING
PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Clarion Global Real Estate Securities 12

Federated Market Opportunity

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$971.40	0.82%	$4.01
Hypothetical (b)	1,000.00	1,020.73	0.82	4.11
Service Class
Actual	1,000.00	970.50	1.07	5.23
Hypothetical (b)	1,000.00	1,019.49	1.07	5.36

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At June 30, 2007

This chart shows the percentage breakdown by asset type of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Federated Market Opportunity 1

Federated Market Opportunity

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal		Value
U.S. GOVERNMENT OBLIGATIONS (33.0%)
U.S. Treasury Note 4.25%, due 10/31/2007 †		$20,000	$19,958
3.00%, due 11/15/2007		15,000	14,895
4.38%, due 12/31/2007 †		20,000	19,948
5.13%, due 06/30/2008 †		35,000	35,033
4.88%, due 05/15/2009		32,000	31,985
4.00%, due 03/15/2010		15,000	14,666
4.25%, due 11/15/2014 †		15,000	14,312
Total U.S. Government Obligations (cost: $151,356)			150,797
FOREIGN GOVERNMENT OBLIGATIONS (5.0%)
Japan Government 0.30%, due 11/15/2007	JPY	850,000	6,869
0.20%, due 12/15/2007	JPY	570,000	4,602
0.30%, due 12/20/2007	JPY	570,000	4,604
0.30%, due 12/20/2007	JPY	850,000	6,866
Total Foreign Government Obligations (cost: $23,084)			22,941
	Shares		Value
COMMON STOCKS (25.9%)
Commercial Banks (1.0%)
Shinsei Bank, Ltd.		1,114,000	$4,492
Computer & Office Equipment (1.0%)
Lexmark International, Inc. ‡		90,000	4,438
Gas Production & Distribution (1.0%)
Spectra Energy Corp.		180,000	4,673
Health Services (1.2%)
Quest Diagnostics, Inc.		110,000	5,682
Metal Mining (7.1%)
AngloGold Ashanti, Ltd., ADR †		65,463	2,476
Gold Fields, Ltd., Sponsored ADR †		560,000	8,792
Goldcorp, Inc.		500,000	11,845
Harmony Gold Mining Co., Ltd., ADR †‡		150,000	2,141
Iamgold Corp.		933,000	7,147
Oil & Gas Extraction (9.7%)
BJ Services Co.		185,000	5,261
Canetic Resources Trust †		415,000	6,756
Cimarex Energy Co.		135,000	5,320
Patterson-UTI Energy, Inc. †		220,000	5,766
Pengrowth Energy Trust †		330,000	6,288
Penn West Energy Trust †		135,000	4,505
Pogo Producing Co. †		206,000	10,463

	Shares	Value
Pharmaceuticals (2.8%)
Johnson & Johnson	105,000	$6,470
Sanofi-Aventis	78,000	6,331
Telecommunications (1.1%)
NTT DoCoMo, Inc.	3,100	4,895
Trucking & Warehousing (1.0%)
United Parcel Service, Inc.–Class B	63,000	4,599
Total Common Stocks (cost: $116,488)		118,340
	Principal	Value
SHORT-TERM OBLIGATIONS (36.7%)
Repurchase Agreements (36.7%)
Investors Bank & Trust Co. 3.50%, dated 06/29/2007 to be repurchased on at $168,101 on 07/02/2007 nl	$168,052	$168,052
Total Short-Term Obligations (cost: $168,052)		168,052
	Contracts u	Value
PURCHASED OPTIONS (2.7%)
Put Options (2.7%)
Amazon.Com, Inc.	2,600	$949
Put Strike $60.00
Expires 01/19/2008
iShares Dow Jones U.S. Transportation Index Fund Put Strike $100.00 Expires 12/22/2007	1,100	1,100
iShares MSCI Emerging Markets Index Fund Put Strike $135.00 Expires 09/22/2007	1,200	1,038
iShares MSCI Emerging Markets Index Fund Put Strike $135.00 Expires 12/22/2007	1,600	1,840
Russell 2000 Index Put Strike $850.00 Expires 08/19/2007	1,030	3,224
S&P 500 Index Put Strike $1,560.00 Expires 09/22/2007	515	3,340
Utilities Select Sector SPDR Fund Put Strike $40.00 Expires 12/22/2007	4,500	967
Total Purchased Options (cost: $13,945)		12,458

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Federated Market Opportunity 2

Federated Market Opportunity

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
SECURITY LENDING COLLATERAL (14.8%)
Debt (14.3%)
Bank Notes (1.1%)
Bank of America 5.27%, due 07/16/2007 *	$1,113	$1,113
5.27%, due 08/17/2007 *	1,855	1,855
5.30%, due 09/17/2007 *	1,855	1,855
Commercial Paper (5.3%)
Barton Capital Corp.–144A 5.30%, due 07/11/2007 5.31%, due 07/12/2007	1,849 738	1,849 738
Bear Stearns & Co. 5.44%, due 07/10/2007	186	186
CAFCO LLC–144A 5.32%, due 07/16/2007	737	737
Clipper Receivables Corp. 5.31%, due 07/10/2007	738	738
CRC Funding LLC–144A 5.32%, due 07/16/2007	737	737
Den Danske Bank 5.28%, due 07/09/2007	371	371
Falcon Asset Securitization Corp.–144A 5.31%, due 07/17/2007	772	772
Grampian Funding LLC–144A 5.35%, due 07/18/2007	736	736
Greyhawk Funding LLC–144A 5.29%, due 07/12/2007	742	742
Jupiter Securitization Corp.–144A 5.32%, due 07/26/2007	371	371
Lexington Parker Capital–144A 5.29%, due 07/03/2007	742	742
Liberty Street–144A 5.28%, due 07/02/2007 5.29%, due 07/18/2007 5.33%, due 07/31/2007	742 742 371	742 742 371
Morgan Stanley & Co. 5.45%, due 08/01/2007	371	371
Old Line Funding Corp.–144A 5.32%, due 07/12/2007	738	738
Paradigm Funding LLC–144A 5.31%, due 07/16/2007	735	735
Park Avenue Receivables Corp.–144A 5.32%, due 07/23/2007	1,847	1,847
Sheffield Receivables Corp.–144A 5.29%, due 07/06/2007 5.32%, due 07/17/2007	557 1,846	557 1,846

	Principal	Value
Commercial Paper (continued)
Three Pillars Funding Corp.–144A 5.33%, due 07/25/2007	$1,848	$1,848
Variable Funding Capital Corp.–144A 5.31%, due 07/05/2007 5.29%, due 07/11/2007 5.29%, due 07/12/2007	1,851 1,847 1,849	1,851 1,847 1,849
Euro Dollar Overnight (2.2%)
Abbey National PLC 5.28%, due 07/05/2007	927	927
Bank of Montreal 5.29%, due 07/02/2007 5.28%, due 07/03/2007	742 1,855	742 1,855
BNP Paribas 5.35%, due 07/02/2007	742	742
Calyon 5.38%, due 07/02/2007	742	742
Marshall & Ilsley Bank 5.29%, due 07/06/2007	1,029	1,029
National Australia Bank 5.32%, due 07/02/2007	742	742
Rabobank Netherland 5.33%, due 07/02/2007 5.28%, due 07/05/2007	742 1,855	742 1,855
Svenska Handelsbanken 5.30%, due 07/02/2007	539	539
Euro Dollar Terms (2.9%)
Banco Bilbao Vizcaya Argentaria 5.30%, due 08/10/2007	927	927
Bank of Montreal 5.31%, due 08/14/2007	1,113	1,113
Bank of Nova Scotia 5.28%, due 07/09/2007 5.29%, due 07/11/2007	557 742	557 742
Barclays 5.30%, due 07/16/2007 5.32%, due 09/04/2007	742 371	742 371
Canadian Imperial Bank of Commerce 5.30%, due 07/30/2007	927	927
Credit Suisse First Boston Corp. 5.29%, due 07/13/2007 5.29%, due 07/18/2007	742 1,484	742 1,484
First Tennessee National Corp. 5.30%, due 07/18/2007	371	371

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Federated Market Opportunity 3

Federated Market Opportunity

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Fortis Bank
5.29%, due 07/09/2007	$371	$371
5.30%, due 07/20/2007	927	927
5.30%, due 07/26/2007	742	742
Skandinaviska Enskilda Banken AB 5.29%, due 07/19/2007	557	557
Wells Fargo 5.28%, due 07/12/2007 5.28%, due 07/13/2007	1,855 927	1,855 927
Repurchase Agreements (2.8%) ††
Credit Suisse First Boston Corp. 5.42%, dated 06/29/2007 to be repurchased at $1,918 on 07/02/2007	1,917	1,917
Merrill Lynch & Co. 5.34%, dated 06/29/2007 to be repurchased at $6,986 on 07/02/2007	6,983	6,983
Morgan Stanley Dean Witter & Co. 5.37%, dated 06/29/2007 to be repurchased at $1,552 on 07/02/2007	1,551	1,551

	Principal	Value
Repurchase Agreements (continued)
Morgan Stanley Dean Witter & Co. 5.43%, dated 06/29/2007 to be repurchased at $2,509 on 07/02/2007	$2,508	$2,508
	Shares	Value
Investment Companies (0.5%)
Barclays Global Institutional Money Market Fund 1-day yield of 5.25%	1,112,957	$1,113
Reserve Primary Money Market Fund 1-day yield of 5.23%	154,334	154
Vanguard Prime Money Market Fund 1-day yield of 5.19%	1,072,149	1,072
Total Security Lending Collateral (cost: $67,454)		67,454
Total Investment Securities (cost: $540,379)#		$540,042
FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Japanese Yen	1,697,878	07/02/2007	$13,789	$(40)
Japanese Yen	1,137,951	07/03/2007	9,308	(93)
Swiss Franc	16,806	10/31/2007	13,797	33
			$36,894	$(100)

NOTES TO SCHEDULE OF INVESTMENTS:

†  At June 30, 2007, all or a portion of this security is on loan (see Note 1). The value at June 30, 2007, of all securities on loan is $65,543.

‡  Non-income producing.

n  At June 30, 2007, repurchase agreements excluding collateral for securities on loan are collateralized by U.S. Government Agency Obligations with interest rates and maturity dates ranging from 4.63%–7.625% and 04/15/2023–08/15/2036, respectively, and with a market value plus accrued interest of $176,455.

*  Floating or variable rate note. Rate is listed as of June 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $13,189, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 07/03/2007–12/01/2036, respectively.

u  Contract amounts are not in thousands.

l  Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund and provides various administrative services on behalf of the Funds. Effective July 2, 2007, Investors Financial Services Corp. was acquired by State Street Corporation.

#  Aggregate cost for federal income tax purposes is $540,339. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $6,992 and $7,289, respectively. Net unrealized depreciation for tax purposes is $297.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $22,397 or 4.9% of the net assets of the Fund.

ADR  American Depositary Receipt

JPY  Japanese Yen

SPDR  Standard & Poor's Depository Receipts

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Federated Market Opportunity 4

Federated Market Opportunity

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $359,368) (including securities loaned of $65,543)	$359,031
Repurchase agreements	181,011
Cash	50
Receivables:
Investment securities sold	5,985
Shares sold	74
Interest	2,047
Income from loaned securities	20
Dividends	325
Dividend reclaims receivable	62
Unrealized appreciation on forward foreign currency contracts	33
548,638
Liabilities:
Investment securities purchased	22,967
Accounts payable and accrued liabilities:
Shares redeemed	339
Management and advisory fees	285
Service fees	6
Administration fees	8
Payable for collateral for securities on loan	67,454
Unrealized depreciation on forward foreign currency contracts	133
Other	148
91,340
Net Assets	$457,298
Net Assets Consist of:
Capital stock ($.01 par value)	$305
Additional paid-in capital	441,642
Undistributed (accumulated) net investment income (loss)	23,669
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	(8,007)
Net unrealized appreciation (depreciation) on:
Investment securities	(337)
Translation of assets and liabilities denominated in foreign currencies	26
Net Assets	$457,298
Net Assets by Class:
Initial Class	$428,374
Service Class	28,924
Shares Outstanding:
Initial Class	28,628
Service Class	1,871
Net Asset Value and Offering Price Per Share:
Initial Class	$14.96
Service Class	15.46

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$6,585
Dividends (net of withholding taxes on foreign dividends of $262)	1,937
Income from loaned securities–net	95
8,617
Expenses:
Management and advisory fees	1,818
Printing and shareholder reports	55
Custody fees	39
Administration fees	48
Legal fees	5
Audit fees	9
Trustees fees	8
Service fees:
Service Class	38
Other	5
Total expenses	2,025
Net Investment Income (Loss)	6,592
Net Realized Gain (Loss) from:
Investment securities	(14,505)
Foreign currency transactions	(147)
(14,652)
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(6,970)
Translation of assets and liabilities denominated in foreign currencies	19
(6,951)
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	(21,603)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(15,011)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Federated Market Opportunity 5

Federated Market Opportunity

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$6,592	$16,840
Net realized gain (loss) from investment securities and foreign currency transactions	(14,652)	7,644
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	(6,951)	(9,850)
	(15,011)	14,634
Distributions to Shareholders:
From net investment income:
Initial Class	–	(9,100)
Service Class	–	(489)
	–	(9,589)
From net realized gains:
Initial Class	–	(42,475)
Service Class	–	(2,581)
	–	(45,056)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	23,172	61,323
Service Class	2,885	8,192
	26,057	69,515
Dividends and distributions reinvested:
Initial Class	–	51,575
Service Class	–	3,070
	–	54,645
Cost of shares redeemed:
Initial Class	(99,576)	(134,117)
Service Class	(5,444)	(9,396)
	(105,020)	(143,513)
	(78,963)	(19,353)
Net increase (decrease) in net assets	(93,974)	(59,364)
Net Assets:
Beginning of period	551,272	610,636
End of period	$457,298	$551,272
Undistributed (accumulated) net investment income (loss)	$23,669	$17,077

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	1,525	3,664
Service Class	183	479
	1,708	4,143
Shares issued–reinvested from distributions:
Initial Class	–	3,281
Service Class	–	189
	–	3,470
Shares redeemed:
Initial Class	(6,582)	(8,227)
Service Class	(346)	(561)
	(6,928)	(8,788)
Net increase (decrease) in shares outstanding:
Initial Class	(5,057)	(1,282)
Service Class	(163)	107
	(5,220)	(1,175)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Federated Market Opportunity 6

Federated Market Opportunity

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$15.40	$0.21	$(0.65)	$(0.44)	$–	$–	$–	$14.96
	12/31/2006	16.52	0.48	– (f)	0.48	(0.28)	(1.32)	(1.60)	15.40
	12/31/2005	17.59	0.30	0.52	0.82	(0.40)	(1.49)	(1.89)	16.52
	12/31/2004	17.09	0.30	1.20	1.50	(0.48)	(0.52)	(1.00)	17.59
	12/31/2003	14.35	0.48	3.24	3.72	(0.49)	(0.49)	(0.98)	17.09
	12/31/2002	15.28	0.62	(0.48)	0.14	(0.35)	(0.72)	(1.07)	14.35
Service Class	6/30/2007	15.94	0.19	(0.67)	(0.48)	–	–	–	15.46
	12/31/2006	17.05	0.45	0.01	0.46	(0.25)	(1.32)	(1.57)	15.94
	12/31/2005	18.12	0.27	0.54	0.81	(0.39)	(1.49)	(1.88)	17.05
	12/31/2004	17.57	0.24	1.27	1.51	(0.44)	(0.52)	(0.96)	18.12
	12/31/2003	15.04	0.17	2.88	3.05	(0.03)	(0.49)	(0.52)	17.57

		Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of PeriodRatio of Expenses to Average		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(e)	(000's)	Net Assets (d)	Net Assets (d)	Rate (e)
Initial Class	6/30/2007	(2.86)%	$428,374	0.82%	2.73%	23%
	12/31/2006	2.76	518,866	0.81	2.94	91
	12/31/2005	4.96	577,785	0.83	1.76	55
	12/31/2004	9.21	482,823	0.82	1.74	93
	12/31/2003	26.84	453,361	0.81	3.14	128
	12/31/2002	0.96	389,120	0.81	4.11	146
Service Class	6/30/2007	(2.95)	28,924	1.07	2.49	23
	12/31/2006	2.47	32,406	1.06	2.67	91
	12/31/2005	4.72	32,851	1.08	1.54	55
	12/31/2004	8.97	16,709	1.07	1.37	93
	12/31/2003	20.79	2,807	1.08	1.55	128

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Federated Market Opportunity (the"Fund") share classes commenced operations as follows:

Initial Class – March 1, 1994
Service Class – May 1, 2003

(c)    Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

(f)  Rounds to less than $0.01.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Federated Market Opportunity 7

Federated Market Opportunity

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Effective May 1, 2007, Federated Growth & Income was renamed Federated Market Opportunity (the "Fund"). The Fund is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Federated Market Opportunity 8

Federated Market Opportunity

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Recaptured commissions during the six months ended June 30, 2007 of $15 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $41, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Option contracts: The Fund may enter into options contracts to manage exposure to market fluctuations. Options are valued at the average of the bid and ask ("Mean Quote") established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are imperfect correlation between the change in value of the securities held and the prices of the options contracts; the possibility of an illiquid market; and inability of the counterparty to meet the contracts terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. Options are marked-to-market daily to reflect the current value of the option written.

Open Purchased Option Contracts at June 30, 2007, are listed in the Schedule of Investments.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2007:

	Net Assets	% of Net Assets
Asset Allocation– Conservative Portfolio	$37,901	8.29%
Asset Allocation–Moderate Growth Portfolio	5,593	1.22%
Asset Allocation–Moderate Portfolio	72,663	15.89%
International Moderate Growth Fund	10,658	2.33%
Total	$126,815	27.73%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.75% of the first $500 million of ANA
0.70% of ANA over $500 million

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Federated Market Opportunity 9

Federated Market Opportunity

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $25.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $24. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$73,264
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	134,343
U.S. Government	29,857

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Federated Market Opportunity 10

Federated Market Opportunity

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, foreign currency transactions, post October loss deferrals, options and REIT's.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Federated Market Opportunity 11

International Moderate Growth Fund

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions. The expenses shown in the table do not reflect any expenses from the Funds investment in other affiliated investment companies. The average weighted annualized expense ratio of the underlying investment companies at June 30, 2007, was 0.96%.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,065.20	0.22%	$1.13
Hypothetical (b)	1,000.00	1,023.70	0.22	1.10
Service Class
Actual	1,000.00	1,064.40	0.47	2.41
Hypothetical (b)	1,000.00	1,022.46	0.47	2.36

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At June 30, 2007

This chart shows the percentage breakdown by asset type of the aggregate portfolio holdings of the underlying affiliated investment companies in which the Fund invests. The security lending collateral in the underlying funds is excluded from this calculation.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

International Moderate Growth Fund 1

International Moderate Growth Fund

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Fixed-Income (21.2%)
PIMCO Total Return, Initial Class e	1,855,592	$20,467
TA IDEX PIMCO Real Return TIPS, Class I @	434,873	4,266
TA IDEX Transamerica Short-Term Bond, Class I @	340,193	3,341
Growth Equity (8.0%)
Federated Market Opportunity, Initial Class e‡	712,412	10,658
Specialty- Real Estate (6.7%)
Clarion Global Real Estate Securities, Initial Class e	365,065	8,816

	Shares	Value
World Equity (64.1%)
TA IDEX AllianceBernstein International Value, Class I @	1,522,319	$21,937
TA IDEX Evergreen International Small Cap, Class I @	1,101,981	19,285
TA IDEX Marsico International Growth, Class I @	1,666,759	22,784
TA IDEX Neuberger Berman International, Class I @	1,421,682	18,709
TA IDEX Oppenheimer Developing Markets, Class I @	155,579	2,211
Total Investment Companies (cost: $126,717) #		$132,474

NOTES TO SCHEDULE OF INVESTMENTS:

e  The Fund invests its assets in the Initial class shares of the affiliated AEGON/Transamerica Series Trust.

@  The Fund invests its assets in the Class I shares of the affiliated Transamerica IDEX Mutual Funds.

‡  Non-income producing.

#  Aggregate cost for federal income tax purposes is $126,769. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $6,335 and $630, respectively. Net unrealized appreciation for tax purposes is $5,705.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

International Moderate Growth Fund 2

International Moderate Growth Fund

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment in affiliated investment companies at value (cost: $126,717)	$132,474
Cash	473
Receivables:
Shares sold	620
133,567
Liabilities:
Investment securities purchased	1,067
Accounts payable and accrued liabilities:
Shares redeemed	26
Management and advisory fees	31
Service fees	23
Administration fees	1
Other	6
1,154
Net Assets	$132,413
Net Assets Consist of:
Capital stock ($.01 par value)	$119
Additional paid-in capital	123,676
Undistributed (accumulated) net investment income (loss)	1,769
Undistributed (accumulated) net realized gain (loss) from investment in affiliated investment companies	1,092
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	5,757
Net Assets	$132,413
Net Assets by Class:
Initial Class	$14,688
Service Class	117,725
Shares Outstanding:
Initial Class	1,322
Service Class	10,627
Net Asset Value and Offering Price Per Share:
Initial Class	$11.11
Service Class	11.08

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends from affiliated investment companies	$110
Expenses:
Management and advisory fees	43
Custody fees	14
Administration fees	5
Legal fees	1
Audit fees	9
Trustees fees	1
Service fees:
Service Class	95
Total expenses	168
Recaptured expenses	21
Net expenses	189
Net Investment Income (Loss)	(79)
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies:
Realized gain (loss) from investment in affiliated investment companies	(16)
Increase (decrease) in unrealized appreciation (depreciation) on investment in affiliated investment companies	5,494
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies	5,478
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,399

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

International Moderate Growth Fund 3

International Moderate Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006 (a)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(79)	$1,845
Net realized gain (loss) from investment in affiliated investment companies	(16)	1,108
Change in unrealized appreciation (depreciation) on investment in affiliated investment companies	5,494	263
	5,399	3,216
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	7,988	8,782
Service Class	73,012	42,323
	81,000	51,105
Cost of shares redeemed:
Initial Class	(1,579)	(1,734)
Service Class	(3,976)	(1,018)
	(5,555)	(2,752)
	75,445	48,353
Net increase (decrease) in net assets	80,844	51,569
Net Assets:
Beginning of period	51,569	–
End of period	$132,413	$51,569
Undistributed (accumulated) net investment income (loss)	$1,769	$1,848

	June 30, 2007 (unaudited)	December 31, 2006 (a)
Share Activity:
Shares issued:
Initial Class	747	901
Service Class	6,765	4,338
	7,512	5,239
Shares redeemed:
Initial Class	(146)	(180)
Service Class	(370)	(106)
	(516)	(286)
Net increase (decrease) in shares outstanding:
Initial Class	601	721
Service Class	6,395	4,232
	6,996	4,953

(a)  Commenced operations on May 1, 2006.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

International Moderate Growth Fund 4

International Moderate Growth Fund

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations				Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$10.43	$–	(k)	$0.68	$0.68	$–	$–	$–	$11.11
	12/31/2006	10.00	0.85		(0.42)	0.43	–	–	–	10.43
Service Class	6/30/2007	10.41	(0.01)		0.68	0.67	–	–	–	11.08
	12/31/2006	10.00	0.84		(0.43)	0.41	–	–	–	10.41

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)(i)				Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)		Total (e)		Net Assets (f)(h)	Rate (g)
Initial Class	6/30/2007	6.52%	$14,688	0.22	% (j)	0.22	% (j)	0.03%	1%
	12/31/2006	4.30	7,516	0.25		0.39		12.92	1
Service Class	6/30/2007	6.44	117,725	0.47	(j)	0.47	(j)	(0.21)	1
	12/31/2006	4.10	44,053	0.50		0.64		12.63	1

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  International Moderate Growth Fund (the "Fund") commenced operations on May 1, 2006.

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized.

(h)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(i)  Does not include expenses of the investment companies in which the Fund invests.

(j)  Ratio of Total Expenses to Average Net Assets and Net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment adviser, if any. The impact of recaptured expenses was 0.05% and 0.05% for Initial Class and Service Class, respectively (see Note 2).

(k)  Rounds to less than $0.01.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

International Moderate Growth Fund 5

International Moderate Growth Fund

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. International Moderate Growth Fund (the "Fund"), part of ATST, began operations on May 1, 2006.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general common expenses.

Security valuations: Investment company securities are valued at the net asset value of the underlying portfolio.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

TFAI has entered into an agreement with Morningstar Associates, LLC ("Morningstar") to provide investment services to the Fund. TFAI compensates Morningstar as described in the Prospectus.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.10% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.25% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

	Reimbursement of Class Expenses	Available for Recapture Through
Fiscal Year 2006	$21	12/31/2009

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

International Moderate Growth Fund 6

International Moderate Growth Fund

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $7.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was less than $1. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$76,515
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	1,124
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

International Moderate Growth Fund 7

International Moderate Growth Fund

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

International Moderate Growth Fund 8

Jennison Growth

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,048.30	0.86%	$4.37
Hypothetical (b)	1,000.00	1,020.53	0.86	4.31
Service Class
Actual	1,000.00	1,047.50	1.11	5.64
Hypothetical (b)	1,000.00	1,019.24	1.11	5.56

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2007

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Jennison Growth 1

Jennison Growth

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.0%)
Aerospace (4.3%)
Boeing Co. (The)	34,000	$3,269
United Technologies Corp.	42,400	3,007
Apparel & Accessory Stores (0.9%)
Kohl's Corp. ‡	19,500	1,385
Beverages (2.1%)
PepsiCo, Inc.	47,300	3,067
Business Services (1.9%)
Akamai Technologies, Inc. ‡†	23,900	1,163
eBay, Inc. ‡	48,800	1,570
Chemicals & Allied Products (4.9%)
Colgate-Palmolive Co.	39,400	2,555
Monsanto Co.	33,900	2,290
Procter & Gamble Co.	39,327	2,406
Communications Equipment (5.1%)
Ciena Corp. ‡†	25,700	929
QUALCOMM, Inc.	88,700	3,849
Research In Motion, Ltd. ‡	12,100	2,420
Sony Corp., ADR	6,200	319
Computer & Data Processing Services (12.5%)
Adobe Systems, Inc. ‡	110,500	4,437
Electronic Arts, Inc. ‡	21,700	1,027
Google, Inc.–Class A ‡	13,900	7,275
Infosys Technologies, Ltd., ADR	19,500	982
Juniper Networks, Inc. ‡	58,600	1,475
Microsoft Corp.	107,600	3,171
Computer & Office Equipment (7.3%)
Apple, Inc. ‡	34,100	4,162
Cisco Systems, Inc. ‡	127,600	3,554
Hewlett-Packard Co.	67,200	2,998
Department Stores (0.8%)
Saks, Inc.	52,200	1,114
Electronic & Other Electric Equipment (2.3%)
General Electric Co.	88,500	3,388
Electronic Components & Accessories (5.2%)
Broadcom Corp.–Class A ‡	38,600	1,129
Intel Corp.	129,200	3,070
Marvell Technology Group, Ltd. ‡†	128,900	2,347
NVIDIA Corp. ‡	28,500	1,177
Entertainment (1.1%)
International Game Technology	42,000	1,667

	Shares	Value
Holding & Other Investment Offices (0.8%)
Lazard, Ltd.–Class A	26,500	$1,193
Hotels & Other Lodging Places (1.5%)
Las Vegas Sands Corp. ‡†	8,200	626
Marriott International, Inc.–Class A	38,100	1,647
Instruments & Related Products (1.7%)
Alcon, Inc.	19,000	2,563
Insurance (2.3%)
American International Group, Inc.	49,100	3,439
Leather & Leather Products (2.3%)
Coach, Inc. ‡	72,000	3,412
Lumber & Other Building Materials (1.0%)
Lowe's Cos., Inc. †	47,300	1,452
Medical Instruments & Supplies (2.9%)
Baxter International, Inc.	39,200	2,209
St. Jude Medical, Inc. ‡†	50,800	2,108
Motion Pictures (4.7%)
News Corp., Inc.–Class A	127,700	2,709
Walt Disney Co.	125,100	4,271
Oil & Gas Extraction (2.2%)
Occidental Petroleum Corp.	26,200	1,516
Schlumberger, Ltd.	19,700	1,673
Petroleum Refining (0.4%)
Suncor Energy, Inc. †	7,400	665
Pharmaceuticals (16.6%)
Abbott Laboratories	54,100	2,897
Elan Corp. PLC, ADR ‡	34,900	765
Genentech, Inc. ‡	41,000	3,102
Gilead Sciences, Inc. ‡	129,200	5,009
Merck & Co., Inc.	17,500	872
Novartis AG, ADR	31,800	1,783
Roche Holding AG, ADR	42,500	3,769
Schering-Plough Corp.	58,800	1,790
Teva Pharmaceutical Industries, Ltd., ADR	43,600	1,799
Wyeth	46,500	2,666
Printing & Publishing (1.0%)
McGraw-Hill Cos., Inc. (The)	20,800	1,416
Restaurants (0.5%)
Starbucks Corp. ‡	28,200	740
Retail Trade (1.8%)
Costco Wholesale Corp.	13,900	813
Target Corp.	29,300	1,864

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Jennison Growth 2

Jennison Growth

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Rubber & Misc. Plastic Products (1.4%)
NIKE, Inc.–Class B	34,200	$1,994
Security & Commodity Brokers (7.9%)
American Express Co.	29,800	1,823
Charles Schwab Corp. (The)	93,900	1,927
Goldman Sachs Group, Inc. (The)	14,300	3,100
NYSE Euronext †	27,800	2,047
UBS AG-Registered	45,200	2,712
Telecommunications (1.6%)
NII Holdings, Inc. ‡†	29,700	2,398
Total Common Stocks (cost: $126,026)		145,971
	Principal	Value
SECURITY LENDING COLLATERAL (5.9%)
Debt (5.7%)
Bank Notes (0.4%)
Bank of America 5.27%, due 07/16/2007 *	$144	$144
5.27%, due 08/17/2007 *	240	240
5.30%, due 09/17/2007 *	240	240
Commercial Paper (2.1%)
Barton Capital Corp.–144A 5.30%, due 07/11/2007	240	240
5.31%, due 07/12/2007	96	96
Bear Stearns & Co. 5.44%, due 07/10/2007	24	24
CAFCO LLC–144A 5.32%, due 07/16/2007	96	96
Clipper Receivables Corp. 5.31%, due 07/10/2007	96	96
CRC Funding LLC–144A 5.32%, due 07/16/2007	96	96
Den Danske Bank 5.28%, due 07/09/2007	48	48
Falcon Asset Securitization Corp.–144A 5.31%, due 07/17/2007	100	100
Grampian Funding LLC–144A 5.35%, due 07/18/2007	95	95
Greyhawk Funding LLC–144A 5.29%, due 07/12/2007	96	96
Jupiter Securitization Corp.–144A 5.32%, due 07/26/2007	48	48
Lexington Parker Capital–144A 5.29%, due 07/03/2007	96	96
Liberty Street–144A 5.28%, due 07/02/2007	96	96
5.29%, due 07/18/2007	96	96
5.33%, due 07/31/2007	48	48

	Principal	Value
Commercial Paper (continued)
Morgan Stanley & Co. 5.45%, due 08/01/2007	$48	$48
Old Line Funding Corp.–144A 5.32%, due 07/12/2007	96	96
Paradigm Funding LLC–144A 5.31%, due 07/16/2007	95	95
Park Avenue Receivables Corp.–144A 5.32%, due 07/23/2007	239	239
Sheffield Receivables Corp.–144A 5.29%, due 07/06/2007	72	72
5.32%, due 07/17/2007	239	239
Three Pillars Funding Corp.–144A 5.33%, due 07/25/2007	239	239
Variable Funding Capital Corp.–144A 5.31%, due 07/05/2007	240	240
5.29%, due 07/11/2007	239	239
5.29%, due 07/12/2007	240	240
Euro Dollar Overnight (0.9%)
Abbey National PLC 5.28%, due 07/05/2007	120	120
Bank of Montreal 5.29%, due 07/02/2007	96	96
5.28%, due 07/03/2007	240	240
BNP Paribas 5.35%, due 07/02/2007	96	96
Calyon 5.38%, due 07/02/2007	96	96
Marshall & Ilsley Bank 5.29%, due 07/06/2007	133	133
National Australia Bank 5.32%, due 07/02/2007	96	96
Rabobank Netherland 5.33%, due 07/02/2007	96	96
5.28%, due 07/05/2007	240	240
Svenska Handelsbanken 5.30%, due 07/02/2007	70	70
Euro Dollar Terms (1.2%)
Banco Bilbao Vizcaya Argentaria 5.30%, due 08/10/2007	120	120
Bank of Montreal 5.31%, due 08/14/2007	144	144
Bank of Nova Scotia 5.28%, due 07/09/2007	72	72
5.29%, due 07/11/2007	96	96
Barclays 5.30%, due 07/16/2007	96	96
5.32%, due 09/04/2007	48	48

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Jennison Growth 3

Jennison Growth

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Canadian Imperial Bank of Commerce 5.30%, due 07/30/2007	$120	$120
Credit Suisse First Boston Corp. 5.29%, due 07/13/2007	96	96
5.29%, due 07/18/2007	192	192
First Tennessee National Corp. 5.30%, due 07/18/2007	48	48
Fortis Bank 5.29%, due 07/09/2007	48	48
5.30%, due 07/20/2007	120	120
5.30%, due 07/26/2007	96	96
Skandinaviska Enskilda Banken AB 5.29%, due 07/19/2007	72	72
Wells Fargo 5.28%, due 07/12/2007	240	240
5.28%, due 07/13/2007	120	120
Repurchase Agreements (1.1%) ††
Credit Suisse First Boston Corp. 5.42%, dated 06/29/2007 to be repurchased at $248 on 07/02/2007	248	248
Merrill Lynch & Co. 5.34%, dated 06/29/2007 to be repurchased at $905 on 07/02/2007	904	904

	Principal	Value
Repurchase Agreements (continued)
Morgan Stanley Dean Witter & Co. 5.37%, dated 06/29/2007 to be repurchased at $201 on 07/02/2007	$201	$201
Morgan Stanley Dean Witter & Co. 5.43%, dated 06/29/2007 to be repurchased at $325 on 07/02/2007	325	325
	Shares	Value
Investment Companies (0.2%)
Barclays Global Institutional Money Market Fund 1-day yield of 5.25%	144,110	$144
Reserve Primary Money Market Fund 1-day yield of 5.23%	19,984	20
Vanguard Prime Money Market Fund 1-day yield of 5.19%	138,826	139
Total Security Lending Collateral (cost: $8,734)		8,734
Total Investment Securities (cost: $134,760) #		$154,705

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At June 30, 2007, all or a portion of this security is on loan (see Note 1). The value at June 30, 2007, of all securities on loan is $8,441.

*  Floating or variable rate note. Rate is listed as of June 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $1,708, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 07/03/2007–12/01/2036, respectively.

#  Aggregate cost for federal income tax purposes is $135,049. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $21,393 and $1,737, respectively. Net unrealized appreciation for tax purposes is $19,656.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $2,902 or 2.0% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Jennison Growth 4

Jennison Growth

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $134,760) (including securities loaned of $8,441)	$154,705
Cash	2,494
Receivables:
Investment securities sold	553
Shares sold	97
Interest	8
Dividends	103
	157,960
Liabilities:
Investment securities purchased	1,593
Accounts payable and accrued liabilities:
Shares redeemed	54
Management and advisory fees	97
Service fees	–	(a)
Administration fees	2
Payable for collateral for securities on loan	8,734
Other	23
	10,503
Net Assets	$147,457
Net Assets Consist of:
Capital stock ($.01 par value)	$179
Additional paid-in capital	113,459
Undistributed (accumulated) net investment income (loss)	247
Undistributed (accumulated) net realized gain (loss) from investment securities	13,627
Net unrealized appreciation (depreciation) on investment securities	19,945
Net Assets	$147,457
Net Assets by Class:
Initial Class	$146,390
Service Class	1,067
Shares Outstanding:
Initial Class	17,774
Service Class	131
Net Asset Value and Offering Price Per Share:
Initial Class	$8.24
Service Class	8.16

(a)  Rounds to less than $1.

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $52)	$674
Interest	25
Income from loaned securities–net	82
781
Expenses:
Management and advisory fees	580
Printing and shareholder reports	3
Custody fees	14
Administration fees	15
Legal fees	1
Audit fees	9
Trustees fees	2
Service fees:
Service Class	1
Other	1
Total expenses	626
Net Investment Income (Loss)	155
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	5,302
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	1,408
Net Realized and Unrealized Gain (Loss) on Investment Securities	6,710
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,865

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Jennison Growth 5

Jennison Growth

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$155	$92
Net realized gain (loss) from investment securities	5,302	8,453
Change in unrealized appreciation (depreciation) on investment
securities	1,408	(7,694)
	6,865	851
Distributions to Shareholders:
From net realized gains:
Initial Class	–	(12,294)
Service Class	–	(64)
	–	(12,358)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	47,380	24,310
Service Class	383	551
	47,763	24,861
Dividends and distributions reinvested:
Initial Class	–	12,294
Service Class	–	64
	–	12,358
Cost of shares redeemed:
Initial Class	(52,988)	(32,598)
Service Class	(195)	(201)
	(53,183)	(32,799)
	(5,420)	4,420
Net increase (decrease) in net assets	1,445	(7,087)
Net Assets:
Beginning of period	146,012	153,099
End of period	$147,457	$146,012
Undistributed (accumulated) net investment income (loss)	$247	$92

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	5,844	3,052
Service Class	47	69
	5,891	3,121
Shares issued–reinvested from distributions:
Initial Class	–	1,722
Service Class	–	9
	–	1,731
Shares redeemed:
Initial Class	(6,551)	(4,144)
Service Class	(24)	(25)
	(6,575)	(4,169)
Net increase (decrease) in shares outstanding:
Initial Class	(707)	630
Service Class	23	53
	(684)	683

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Jennison Growth 6

Jennison Growth

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions				Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income		From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$7.86	$0.01	$0.37	$0.38	$–		$–	$–	$8.24
	12/31/2006	8.55	0.01	0.08	0.09	–		(0.78)	(0.78)	7.86
	12/31/2005	8.01	(0.01)	1.07	1.06	(0.02)		(0.50)	(0.52)	8.55
	12/31/2004	7.34	0.01	0.66	0.67	–		–	–	8.01
	12/31/2003	5.70	–	1.64	1.64	–		–	–	7.34
	12/31/2002	8.23	(0.01)	(2.52)	(2.53)	–		–	–	5.70
Service Class	6/30/2007	7.79	– (h)	0.37	0.37	–		–	–	8.16
	12/31/2006	8.51	(0.02)	0.08	0.06	–		(0.78)	(0.78)	7.79
	12/31/2005	7.98	(0.03)	1.06	1.03	–	(h)	(0.50)	(0.50)	8.51
	12/31/2004	7.33	0.09	0.56	0.65	–		–	–	7.98
	12/31/2003	6.04	(0.02)	1.31	1.29	–		–	–	7.33

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c) (g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2007	4.83%	$146,390	0.86%	0.86%	0.22%	35%
	12/31/2006	1.96	145,174	0.87	0.87	0.07	78
	12/31/2005	13.79	152,630	0.87	0.87	(0.14)	67
	12/31/2004	9.13	128,235	0.90	0.90	0.19	68
	12/31/2003	28.77	160,265	0.90	0.90	(0.04)	132
	12/31/2002	(30.74)	115,138	0.99	1.04	(0.10)	68
Service Class	6/30/2007	4.75	1,067	1.11	1.11	(0.03)	35
	12/31/2006	1.60	838	1.12	1.12	(0.21)	78
	12/31/2005	13.52	469	1.12	1.12	(0.41)	67
	12/31/2004	8.87	876	1.17	1.17	1.23	68
	12/31/2003	21.36	121	1.17	1.17	(0.36)	132

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Jennison Growth (the "Fund") share classes commenced operations as follows:

Initial Class – November 18, 1996

Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  For the period ended June 30, 2007 and the years ended December 31, 2006, 2005, 2004, and 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized.

(h)  Rounds to less than $(0.01) per share.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Jennison Growth 7

Jennison Growth

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust, Inc. ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Jennison Growth (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2007 of $11 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $35, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Jennison Growth 8

Jennison Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2007:

	Net Assets	% of Net Assets
Asset Allocation – Conservative Portfolio	$6,466	4.39%
Asset Allocation – Growth Portfolio	41,014	27.81%
Asset Allocation – Moderate Growth Portfolio	60,995	41.36%
Asset Allocation – Moderate Portfolio	2,955	2.00%
Total	$111,430	75.56%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $250 million of ANA
0.775% of the next $250 million of ANA
0.70% of the next $500 million of ANA
0.675% of the next $500 million of ANA
0.65% of ANA over $1.5 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.94% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Jennison Growth 9

Jennison Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $8.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $6. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$50,485
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	54,763
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and net operating losses.

NOTE 5.   REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Jennison Growth 10

Jennison Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 6.–(continued)

standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Jennison Growth 11

JPMorgan Core Bond

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,010.30	0.59%	$2.94
Hypothetical (b)	1,000.00	1,021.87	0.59	2.96
Service Class
Actual	1,000.00	1,008.20	0.84	4.18
Hypothetical (b)	1,000.00	1,020.63	0.84	4.21

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Bond Type
At June 30, 2007

This chart shows the percentage breakdown by bond type of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Core Bond 1

JPMorgan Core Bond

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (21.5%)
U.S. Treasury Bond
11.75%, due 11/15/2014 †	$2,500	$2,878
7.25%, due 05/15/2016 †	2,000	2,311
7.50%, due 11/15/2016 †	2,750	3,243
7.25%, due 08/15/2022	300	363
6.25%, due 08/15/2023 †	5,000	5,552
7.63%, due 02/15/2025	1,125	1,433
6.50%, due 11/15/2026	1,500	1,733
U.S. Treasury Note 6.50%, due 02/15/2010	585	608
U.S. Treasury STRIPS Zero Coupon, due 02/15/2009 Zero Coupon, due 02/15/2010 Zero Coupon, due 02/15/2011 Zero Coupon, due 05/15/2012 Zero Coupon, due 08/15/2012 Zero Coupon, due 11/15/2012 Zero Coupon, due 11/15/2012 Zero Coupon, due 02/15/2013 Zero Coupon, due 05/15/2013 Zero Coupon, due 11/15/2013 Zero Coupon, due 02/15/2014 Zero Coupon, due 11/15/2014 Zero Coupon, due 02/15/2016 Zero Coupon, due 05/15/2016 Zero Coupon, due 02/15/2017 Zero Coupon, due 11/15/2017 Zero Coupon, due 02/15/2019 Zero Coupon, due 02/15/2022 Zero Coupon, due 02/15/2023	200 1,140 950 805 250 380 1,200 200 200 3,000 750 100 1,650 2,200 8,400 200 300 150 750	185 1,006 800 643 195 293 924 152 150 2,193 541 69 1,070 1,407 5,165 118 165 70 331
Total U.S. Government Obligations (cost: $32,619)		33,598
U.S. GOVERNMENT AGENCY OBLIGATIONS (43.9%)
Fannie Mae 7.50%, due 01/01/2008 7.00%, due 01/25/2008 6.50%, due 04/01/2008 7.04%, due 10/25/2008 * 8.00%, due 07/01/2009 5.50%, due 06/01/2012 6.50%, due 12/25/2012 5.00%, due 11/25/2015 6.00%, due 03/25/2016 5.00%, due 12/01/2016 7.00%, due 12/25/2016 5.50%, due 03/01/2017 6.50%, due 03/01/2017	20 60 29 46 117 156 457 1,500 533 184 1,196 490 128	20 60 29 46 120 156 457 1,482 537 179 1,200 484 130

	Principal	Value
5.50%, due 04/25/2017	$1,000	$996
5.50%, due 09/01/2017	425	419
7.00%, due 09/01/2017	327	336
9.50%, due 06/25/2018	220	237
4.00%, due 07/01/2018	176	163
4.00%, due 12/01/2018	719	670
4.50%, due 03/01/2019	619	588
9.00%, due 10/01/2019	106	114
6.50%, due 08/01/2020	270	276
6.50%, due 02/25/2022	484	492
5.50%, due 05/25/2023	500	471
9.00%, due 06/01/2025	82	89
7.00%, due 03/25/2031	157	161
7.00%, due 09/25/2031	297	305
7.00%, due 09/25/2031	342	351
7.00%, due 11/25/2031	743	763
7.90%, due 02/25/2032 *	79	79
10.00%, due 03/25/2032 *	56	63
6.50%, due 04/25/2032	260	259
6.50%, due 11/25/2032	1,000	1,022
6.00%, due 12/01/2032	421	419
4.73%, due 12/25/2032 *	157	144
Zero Coupon, due 01/01/2033 (a) 6.00%, due 03/01/2033 6.00%, due 03/01/2033 6.00%, due 03/01/2033 5.50%, due 04/01/2033 4.00%, due 04/25/2033 5.75%, due 06/25/2033 0.45%, due 07/25/2033 * 0.37%, due 08/25/2033 *	173 178 118 86 411 500 750 291 221	123 177 117 85 398 388 715 171 123
Zero Coupon, due 09/01/2033 (a) 3.63%, due 09/25/2033 *	123 134	85 111
Zero Coupon, due 12/25/2033 (a) 5.50%, due 02/25/2034 1.10%, due 03/25/2034 *	887 600 165	639 587 98
Zero Coupon, due 04/25/2034 (a) 4.90%, due 04/25/2034 * 2.72%, due 05/25/2034 * 4.90%, due 05/25/2034 * 4.84%, due 01/01/2035 * 5.50%, due 12/25/2035 6.50%, due 01/01/2036	94 345 98 551 274 300 336	51 313 79 505 272 284 339
Zero Coupon, due 04/25/2036 (a)	180	128
Zero Coupon, due 06/25/2036 (a)	220	164
Zero Coupon, due 07/25/2036 (a)	178	133
Zero Coupon, due 07/25/2036 (a)	192	140

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Core Bond 2

JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Zero Coupon, due 11/25/2036 (a)	$471	$326
6.50%, due 10/25/2042	125	127
6.50%, due 12/25/2042	443	448
7.50%, due 12/25/2042	206	213
Federal Home Loan Bank 4.72%, due 09/20/2012 *	410	398
Freddie Mac 5.50%, due 02/15/2009 4.13%, due 07/12/2010 5.75%, due 01/15/2012 6.00%, due 02/15/2013 5.50%, due 09/15/2013 5.50%, due 10/15/2013 6.50%, due 10/15/2013 6.00%, due 12/15/2013 6.00%, due 12/15/2013 5.00%, due 07/15/2014 6.00%, due 08/15/2015 2.47%, due 10/15/2015 * 5.50%, due 11/15/2015 6.50%, due 04/01/2016 5.50%, due 02/15/2017 2.38%, due 07/15/2017 *(b) 6.50%, due 12/01/2017 4.00%, due 05/01/2019 8.50%, due 09/15/2020 6.00%, due 12/15/2020 5.50%, due 12/15/2022 7.50%, due 02/15/2023 5.00%, due 05/15/2023 7.00%, due 03/15/2024	389 573 200 903 643 651 82 854 1,442 672 699 712 47 125 1,000 1,094 349 861 232 785 1,000 621 295 1,000	387 556 204 909 641 648 83 861 1,454 668 698 635 47 128 1,000 59 356 801 246 787 989 636 283 1,034
Zero Coupon, due 02/15/2029 (a) 7.00%, due 06/15/2029 6.00%, due 11/15/2029 8.00%, due 01/15/2030 3.56%, due 05/15/2030 * 6.00%, due 05/15/2030 7.50%, due 08/15/2030 7.25%, due 09/15/2030 7.00%, due 10/15/2030 7.25%, due 12/15/2030 6.50%, due 08/15/2031 2.68%, due 03/15/2032 *(b) 4.00%, due 03/15/2032 6.38%, due 03/15/2032 6.50%, due 03/15/2032 7.00%, due 03/15/2032 7.00%, due 04/15/2032	158 1,000 674 832 285 350 209 960 628 296 487 289 1,000 858 729 2,041 828	135 1,053 676 862 253 352 210 958 641 300 496 24 919 867 742 2,099 852

	Principal	Value
7.00%, due 05/15/2032	$654	$671
6.50%, due 06/15/2032	485	497
6.50%, due 07/15/2032	1,032	1,058
7.50%, due 07/25/2032	519	534
6.00%, due 11/15/2032	500	498
Zero Coupon, due 12/15/2032 (a)	126	101
Zero Coupon, due 12/15/2032 (a)	188	148
Zero Coupon, due 01/15/2033 (a) 1.68%, due 02/15/2033 *(b) 2.23%, due 02/15/2033 *(b) 6.00%, due 02/15/2033 1.78%, due 03/15/2033 *(b)	400 1,409 977 500 1,621	244 64 56 489 83
Zero Coupon, due 10/15/2033 (a) 1.02%, due 10/15/2033 * 1.02%, due 11/15/2033 * 1.10%, due 01/15/2034 * 1.36%, due 02/15/2034 *	250 184 108 700 75	139 111 60 380 40
Zero Coupon, due 03/15/2034 (a) 1.10%, due 04/15/2034 *	60 190	35 109
Zero Coupon, due 08/15/2034 (a) 0.79%, due 11/15/2035 *	109 71	85 69
Zero Coupon, due 02/15/2036 (a)	226	169
Zero Coupon, due 02/15/2036 (a)	131	88
Zero Coupon, due 03/15/2036 (a)	188	136
Zero Coupon, due 04/15/2036 (a)	284	204
Zero Coupon, due 05/15/2036 *	128	108
Zero Coupon, due 07/15/2036 (a) 5.76%, due 11/01/2036 * 6.50%, due 11/01/2036 7.50%, due 08/25/2042 * 6.50%, due 02/25/2043 7.00%, due 02/25/2043	150 490 445 213 462 151	116 491 450 220 465 155
Ginnie Mae 7.50%, due 09/15/2009 5.50%, due 12/20/2013 6.00%, due 12/20/2014 8.00%, due 01/15/2016 7.00%, due 07/15/2017 6.50%, due 03/15/2023 6.50%, due 10/16/2024 9.00%, due 05/16/2027 6.50%, due 04/20/2029 7.50%, due 11/20/2029 8.00%, due 12/20/2029 8.50%, due 02/16/2030 8.00%, due 06/20/2030 7.50%, due 09/20/2030 7.33%, due 11/20/2030	90 664 53 143 218 12 1,200 57 716 335 192 881 82 217 80	90 661 52 151 224 13 1,229 62 730 344 199 941 84 220 82

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Core Bond 3

JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
6.50%, due 03/20/2031	$430	$437
9.45%, due 04/20/2031 *	63	66
7.00%, due 10/20/2031	414	426
6.50%, due 12/20/2031	773	786
5.50%, due 01/20/2032 (b)	401	65
6.50%, due 01/20/2032	559	569
2.63%, due 04/16/2032 *(b)	466	34
6.50%, due 06/20/2032	1,400	1,433
6.50%, due 06/20/2032	418	429
6.50%, due 07/16/2032	1,000	1,020
6.50%, due 07/20/2032	762	774
6.50%, due 08/20/2032	339	345
Zero Coupon, due 03/16/2033 (a)	62	48
Zero Coupon, due 06/16/2033 (a) 6.50%, due 06/20/2033 5.03%, due 04/16/2034 *	193 850 95	141 877 88
U.S. Department of Veteran Affairs 7.50%, due 02/15/2027	1,396	1,455
Total U.S. Government Agency Obligations (cost: $72,351)		68,751
FOREIGN GOVERNMENT OBLIGATIONS (0.6%)
United Mexican States 4.63%, due 10/08/2008 6.38%, due 01/16/2013 7.50%, due 04/08/2033	330 75 400	326 77 464
Total Foreign Government Obligations (cost: $798)		867
MORTGAGE-BACKED SECURITIES (12.7%)
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB 5.18%, due 09/10/2047 *	150	146
Banc of America Funding Corp., Series 2004-1 Zero Coupon, due 03/25/2034 (a)	147	100
Banc of America Funding Corp., Series 2005-7, Class 30PO Zero Coupon, due 11/25/2035 (a)	277	177
Banc of America Funding Corp., Series 2005-8, Class 30PO Zero Coupon, due 01/25/2036 (a)	93	60
Bank of America Mortgage Securities–Series 2004-E, Class 2A5 4.11%, due 06/25/2034 *	400	394
Bear Stearns Adjustable Rate Mortgage Trust–Series 2006-1, Class 1A1 4.63%, due 02/25/2036	528	516

	Principal	Value
Bear Stearns Commercial Mortgage Securities–Series 2000-WF1 7.64%, due 02/15/2032	$41	$42
Commercial Mortgage Pass-Through–Series 2001-J2–144A 6.30%, due 07/16/2034	4,000	4,090
Countrywide Alternative Loan Trust, Series 2003-J1 Zero Coupon, due 10/25/2033 (a)	190	140
Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A9 5.75%, due 03/25/2034	304	279
Countrywide Alternative Loan Trust, Series 2005-22T1, Class A2 Zero Coupon, due 06/25/2035 *(b)	3,283	42
Countrywide Alternative Loan Trust, Series 2005-26CB, Class A10 3.41%, due 07/25/2035 *	122	110
Countrywide Alternative Loan Trust, Series 2005-28CB, Class 1A4 5.50%, due 08/25/2035	500	471
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1A11 5.50%, due 11/25/2035	200	193
Countrywide Alternative Loan Trust, Series 2005-J1, Class 1A4 Zero Coupon, due 02/25/2035 *(b)	1,753	3
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7 4.04%, due 06/25/2034 *	158	155
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-22, Class 2A1 5.26%, due 11/25/2035 *	717	708
Countrywide Home Loan Mortgage Pass Through Trust-Series 2004-HYB1 4.22%, due 05/20/2034 *	167	166
First Horizon Asset Securities, Inc.–Series 2004-AR7 4.92%, due 02/25/2035 *	324	321
GE Capital Commercial Mortgage Corp.–Series 2001-2 6.44%, due 08/11/2033	3,000	3,085
GSR Mortgage Loan Trust, Series 2005-7F, Class 3A-9 6.00%, due 09/25/2035	295	294

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Core Bond 4

JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A4 6.00%, due 02/25/2036	$182	$167
Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7 0.73%, due 08/25/2035 *(b)	2,641	47
MASTR Adjustable Rate Mortgages Trust–Series 2004-13 3.82%, due 04/21/2034 *	343	337
MASTR Alternative Loans Trust–Series 2004-10 4.50%, due 09/25/2019	391	369
MASTR Asset Securitization Trust–Series 2003-4 5.00%, due 05/25/2018	146	145
MASTR Resecuritization Trust–144A Zero Coupon, due 05/28/2035 (a)	810	558
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB 4.67%, due 06/12/2043 *	300	285
Morgan Stanley Capital I–Series 1998-HF2 6.58%, due 11/15/2030 *	2,000	2,020
MortgageIT Trust, Series 2005-1 5.64%, due 02/25/2035 *	186	186
Nomura Asset Acceptance Corp.–Series 2003-A1 7.00%, due 04/25/2033	28	27
6.00%, due 05/25/2033	98	98
Prudential Securities Secured Financing Corp.–Series 1998-C1 6.51%, due 07/15/2008	1,162	1,164
Residential Accredit Loans, Inc.–Series 2002-QS16 5.50%, due 10/25/2017 *	103	97
Residential Accredit Loans, Inc.–Series 2003-QS3 4.80%, due 02/25/2018 *	86	81
Residential Funding Mortgage Security I, Series 2004-S6, Class 2A6 Zero Coupon, due 06/25/2034 (a)	148	102
Washington Mutual Alternative Mortgage Pass–Through Certificates, Series 2005-2, Class 1A4 Zero Coupon, due 04/25/2035 *(b)	2,339	7
Washington Mutual Alternative Mortgage Pass–Through Certificates, Series 2005-4, Class CB7 5.50%, due 06/25/2035	500	483

	Principal		Value
Washington Mutual MSC Mortgage Pass–Through Certificates–Series 2003-MS7 Zero Coupon, due 03/25/2033 (a)	$203		$160
Washington Mutual–Series 2002-S7 Zero Coupon, due 11/25/2017 (a)	282		236
Washington Mutual–Series 2004-AR3 4.24%, due 06/25/2034 *	148		145
Wells Fargo Mortgage Backed Securities Trust–Series 2004-7 5.00%, due 07/25/2019	347		334
Wells Fargo Mortgage Backed Securities Trust–Series 2004-BB 4.55%, due 01/25/2035 *	588		580
Wells Fargo Mortgage Backed Securities Trust–Series 2004-EE 3.99%, due 12/25/2034 *	334		329
Wells Fargo Mortgage Backed Securities Trust–Series 2004-S 3.54%, due 09/25/2034 *	500		486
Total Mortgage-Backed Securities (cost: $20,048)			19,935
ASSET-BACKED SECURITIES (0.6%)
Citibank Credit Card Issuance, Series 2005-B1, Class B1 4.40%, due 09/15/2010	150		148
Countrywide Asset-Backed Certificates– Series 2004-AB2 5.59%, due 05/25/2036 *	132		132
Household Automotive Trust, Series 2005-1, Class A4 4.35%, due 06/18/2012	110		108
Household Credit Card Master Note Trust I, Series 2006-1, Class A 5.10%, due 06/15/2012	150		149
MBNA Credit Card Master Trust– Series 2003-1C 7.02%, due 06/15/2012 *	150		155
MBNA Master Credit Card Trust USA– Series 1999-J–144A 7.85%, due 02/15/2012	300		316
Residential Asset Mortgage Products, Inc.– Series 2001-RS3 6.79%, due 10/25/2031	—	o	1
Total Asset-Backed Securities (cost: $1,021)			1,009

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Core Bond 5

JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (18.0%)
Aerospace (0.1%)
Textron Financial Corp. 5.13%, due 02/03/2011	$80	$79
Automotive (0.1%)
Toyota Motor Credit Corp. 2.88%, due 08/01/2008	100	97
Business Credit Institutions (0.8%)
Systems 2001 AT LLC–Series 2001–144A 6.66%, due 09/15/2013	1,137	1,179
Business Services (0.0%)
International Lease Finance Corp. 5.88%, due 05/01/2013	75	75
Chemicals & Allied Products (1.5%)
Dow Chemical Co. (The) 6.13%, due 02/01/2011	260	264
DSM NV–144A 6.75%, due 05/15/2009	2,000	2,040
Commercial Banks (2.7%)
Bank of America Corp. 7.40%, due 01/15/2011	1,600	1,694
Citigroup, Inc. 4.25%, due 07/29/2009	200	196
5.63%, due 08/27/2012	400	400
Corp Andina de Fomento 5.20%, due 05/21/2013	100	97
Keycorp–Series G 4.70%, due 05/21/2009	100	99
PNC Funding Corp., Subordinated Note 5.25%, due 11/15/2015	50	48
State Street Corp. 7.65%, due 06/15/2010	300	318
Suntrust Banks, Inc. 6.38%, due 04/01/2011	250	257
Wachovia Bank NA 7.80%, due 08/18/2010	250	265
Wachovia Corp. 3.50%, due 08/15/2008	150	147
5.75%, due 06/15/2017	100	99
Wells Fargo & Co. 3.13%, due 04/01/2009	260	251
4.20%, due 01/15/2010	300	292

	Principal	Value
Communication (1.5%)
Comcast Corp. 5.50%, due 03/15/2011	$250	$249
COX Communications, Inc. 6.75%, due 03/15/2011	1,000	1,035
Tele-Communications–TCI Group 9.80%, due 02/01/2012	500	577
Verizon Pennsylvania, Inc. 8.35%, due 12/15/2030	400	460
Computer & Data Processing Services (0.0%)
Hewlett-Packard, Co., Global Note 5.40%, due 03/01/2017	50	48
Oracle Corp. and Ozark Holding, Inc. 5.25%, due 01/15/2016	30	29
Computer & Office Equipment (0.2%)
International Business Machines Corp. 6.22%, due 08/01/2027	250	256
Electric Services (0.7%)
CenterPoint Energy Houston Electric LLC 5.75%, due 01/15/2014	60	59
Dominion Resources, Inc. 6.25%, due 06/30/2012	240	249
DTE Energy Co. 6.65%, due 04/15/2009	200	204
Duke Energy Corp. 4.20%, due 10/01/2008	50	49
5.63%, due 11/30/2012	200	200
Exelon Generation Co. LLC 6.95%, due 06/15/2011 †	250	260
PSEG Power LLC 7.75%, due 04/15/2011	115	123
Electronic Components & Accessories (0.0%)
Cisco Systems, Inc. 5.50%, due 02/22/2016	50	49
Food Stores (0.1%)
Kroger Co. (The) 8.05%, due 02/01/2010	200	211
Gas Production & Distribution (0.1%)
KeySpan Gas East Corp. 7.88%, due 02/01/2010	100	106
Southern California Gas Co. 4.80%, due 10/01/2012	100	96

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Core Bond 6

JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Holding & Other Investment Offices (0.4%)
Illinois State 5.10%, due 06/01/2033	$450	$408
Washington Mutual Bank FA 6.88%, due 06/15/2011	250	260
Insurance (0.1%)
American General Finance Corp. 5.38%, due 10/01/2012	100	99
International Lease Finance Corp. 4.50%, due 05/01/2008	75	74
XL Capital, Ltd. 5.25%, due 09/15/2014	50	48
Life Insurance (0.8%)
ASIF Global Financing XIX–144A 4.90%, due 01/17/2013	500	485
John Hancock Global Funding, Ltd.–144A 7.90%, due 07/02/2010	300	320
New York Life Global Funding–144A 3.88%, due 01/15/2009	200	196
Protective Life Secured Trust 4.00%, due 04/01/2011	250	238
Mortgage Bankers & Brokers (1.1%)
American General Finance Corp. 4.50%, due 11/15/2007	170	170
Captiva Finance, Ltd.–Series A–144A 6.86%, due 11/30/2009	435	435
ConocoPhillips Canada Funding Co., Guaranteed Note 5.63%, due 10/15/2016	100	98
Countrywide Home Loans 4.00%, due 03/22/2011	225	211
Countrywide Home Loans, Inc. 3.25%, due 05/21/2008	250	245
MassMutual Global Funding II–144A 3.50%, due 03/15/2010	150	143
Principal Life Global Funding I–144A 2.80%, due 06/26/2008 6.25%, due 02/15/2012	140 250	136 257
Motion Pictures (0.6%)
Historic TW, Inc. 8.18%, due 08/15/2007 9.15%, due 02/01/2023	400 500	401 605

	Principal	Value
Paper & Allied Products (0.2%)
International Paper Co. 4.25%, due 01/15/2009	$65	$64
4.00%, due 04/01/2010	165	158
Union Camp Corp. 6.50%, due 11/15/2007	50	50
Personal Credit Institutions (2.1%)
Capital One Financial Corp. 6.25%, due 11/15/2013	75	76
Capital One Financial Corp., Senior Note, (MTN) 5.70%, due 09/15/2011	20	20
General Electric Capital Corp. 4.63%, due 09/15/2009 6.13%, due 02/22/2011 5.88%, due 02/15/2012 6.00%, due 06/15/2012	500 500 200 750	493 510 202 763
Household Finance Corp. 6.40%, due 06/17/2008 6.75%, due 05/15/2011	100 760	101 789
HSBC Finance Corp. 5.25%, due 01/15/2014	100	96
SLM Corp. 4.00%, due 01/15/2010	175	163
Primary Metal Industries (0.0%)
Alcoa, Inc. 5.55%, due 02/01/2017	60	57
Railroads (0.2%)
Burlington Northern Santa Fe Corp. 7.13%, due 12/15/2010	200	210
Union Pacific Corp. 5.65%, due 05/01/2017	50	49
Research & Testing Services (0.0%)
Monsanto Co., Senior Note 7.38%, due 08/15/2012	60	65
Savings Institutions (0.1%)
Popular North America, Inc. 4.25%, due 04/01/2008	150	148
Security & Commodity Brokers (2.9%)
Bear Stearns Cos. Inc. (The) 3.25%, due 03/25/2009	500	482
Credit Suisse First Boston (USA), Inc. 4.70%, due 06/01/2009 4.88%, due 01/15/2015	125 300	124 284

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Core Bond 7

JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Security & Commodity Brokers (continued)
Goldman Sachs Group, Inc. (The) 6.88%, due 01/15/2011	$850	$884
Lehman Brothers Holdings, Inc. 7.88%, due 08/15/2010	1,000	1,066
Merrill Lynch & Co., Inc. 4.79%, due 08/04/2010 5.45%, due 07/15/2014	100 300	98 293
Morgan Stanley 4.25%, due 05/15/2010 6.75%, due 04/15/2011 6.60%, due 04/01/2012 4.75%, due 04/01/2014	500 400 250 145	484 415 259 135
Telecommunications (1.7%)
AT&T Wireless Services, Inc. 7.88%, due 03/01/2011	100	108
BellSouth Corp. 6.00%, due 10/15/2011	250	253
British Telecommunications PLC 9.13%, due 12/15/2030 (c)	150	196
France Telecom SA 7.75%, due 03/01/2011 (c)	200	214
GTE Corp. 7.51%, due 04/01/2009	475	490
Nynex Capital Funding Co.–Series B 8.23%, due 10/15/2009	400	420
NYNEX Corp. 9.55%, due 05/01/2010	105	111
Sprint Capital Corp. 6.88%, due 11/15/2028	800	761
Telecom Italia Capital SA–Series B, Senior Note 5.25%, due 11/15/2013	60	57
Transportation & Public Utilities (0.0%)
TransCanada Pipelines, Ltd. 4.00%, due 06/15/2013	50	46
Total Corporate Debt Securities (cost: $28,030)		28,180
SECURITY LENDING COLLATERAL (7.1%)
Debt (6.8%)
Bank Notes (0.5%)
Bank of America 5.27%, due 07/16/2007 * 5.27%, due 08/17/2007 * 5.30%, due 09/17/2007 *	183 304 304	183 304 304

	Principal	Value
Commercial Paper (2.5%)
Barton Capital Corp.–144A
5.30%, due 07/11/2007	$303	$303
5.31%, due 07/12/2007	121	121
Bear Stearns & Co. 5.44%, due 07/10/2007	30	30
CAFCO LLC–144A 5.32%, due 07/16/2007	121	121
Clipper Receivables Corp. 5.31%, due 07/10/2007	121	121
CRC Funding LLC–144A 5.32%, due 07/16/2007	121	121
Den Danske Bank 5.28%, due 07/09/2007	61	61
Falcon Asset Securitization Corp.–144A 5.31%, due 07/17/2007	127	127
Grampian Funding LLC–144A 5.35%, due 07/18/2007	121	121
Greyhawk Funding LLC–144A 5.29%, due 07/12/2007	122	122
Jupiter Securitization Corp.–144A 5.32%, due 07/26/2007	61	61
Lexington Parker Capital–144A 5.29%, due 07/03/2007	122	122
Liberty Street–144A 5.28%, due 07/02/2007 5.29%, due 07/18/2007 5.33%, due 07/31/2007	122 122 61	122 122 61
Morgan Stanley & Co. 5.45%, due 08/01/2007	61	61
Old Line Funding Corp.–144A 5.32%, due 07/12/2007	121	121
Paradigm Funding LLC–144A 5.31%, due 07/16/2007	121	121
Park Avenue Receivables Corp.–144A 5.32%, due 07/23/2007	303	303
Sheffield Receivables Corp.–144A 5.29%, due 07/06/2007 5.32%, due 07/17/2007	91 303	91 303
Three Pillars Funding Corp.–144A 5.33%, due 07/25/2007	303	303
Variable Funding Capital Corp.–144A 5.31%, due 07/05/2007 5.29%, due 07/11/2007 5.29%, due 07/12/2007	304 303 303	304 303 303

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Core Bond 8

JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Overnight (1.0%)
Abbey National PLC 5.28%, due 07/05/2007	$152	$152
Bank of Montreal 5.29%, due 07/02/2007 5.28%, due 07/03/2007	122 304	122 304
BNP Paribas 5.35%, due 07/02/2007	122	122
Calyon 5.38%, due 07/02/2007	122	122
Marshall & Ilsley Bank 5.29%, due 07/06/2007	169	169
National Australia Bank 5.32%, due 07/02/2007	122	122
Rabobank Netherland 5.33%, due 07/02/2007 5.28%, due 07/05/2007	122 304	122 304
Svenska Handelsbanken 5.30%, due 07/02/2007	89	89
Euro Dollar Terms (1.4%)
Banco Bilbao Vizcaya Argentaria 5.30%, due 08/10/2007	152	152
Bank of Montreal 5.31%, due 08/14/2007	183	183
Bank of Nova Scotia 5.28%, due 07/09/2007 5.29%, due 07/11/2007	91 122	91 122
Barclays 5.30%, due 07/16/2007 5.32%, due 09/04/2007	122 61	122 61
Canadian Imperial Bank of Commerce 5.30%, due 07/30/2007	152	152
Credit Suisse First Boston Corp. 5.29%, due 07/13/2007 5.29%, due 07/18/2007	122 244	122 244
First Tennessee National Corp. 5.30%, due 07/18/2007	61	61

	Principal	Value
Euro Dollar Terms (continued)
Fortis Bank
5.29%, due 07/09/2007	$61	$61
5.30%, due 07/20/2007	152	152
5.30%, due 07/26/2007	122	122
Skandinaviska Enskilda Banken AB 5.29%, due 07/19/2007	91	91
Wells Fargo 5.28%, due 07/12/2007 5.28%, due 07/13/2007	304 152	304 152
Repurchase Agreements (1.4%) ††
Credit Suisse First Boston Corp. 5.42%, dated 06/29/2007 to be repurchased at $315 on 07/02/2007	315	315
Merrill Lynch & Co. 5.34%, dated 06/29/2007 to be repurchased at $1,147 on 07/02/2007	1,146	1,146
Morgan Stanley Dean Witter & Co. 5.37%, dated 06/29/2007 to be repurchased at $255 on 07/02/2007	255	255
Morgan Stanley Dean Witter & Co. 5.43%, dated 06/29/2007 to be repurchased at $412 on 07/02/2007	412	412
	Shares	Value
Investment Companies (0.3%)
Barclays Global Institutional Money Market Fund 1-day yield of 5.25%	182,684	$183
Reserve Primary Money Market Fund 1-day yield of 5.23%	25,333	25
Vanguard Prime Money Market Fund 1-day yield of 5.19%	175,986	176
Total Security Lending Collateral (cost: $11,072)		11,072
Total Investment Securities (cost: $165,939) #		$163,412

NOTES TO SCHEDULE OF INVESTMENTS:

†  At June 30, 2007, all or a portion of this security is on loan (see Note 1). The value at June 30, 2007, of all securities on loan is $10,433.

*  Floating or variable rate note. Rate is listed as of June 30, 2007.

(a)  Principal only security. Holder is entitled to principal cash flows on the underlying pool.

(b)  Interest only security. Holder is entitled to interest payments on the underlying pool.

(c)  Coupon steps up or down by 25 BP for each rating upgrade or downgrade by Standard and Poor's or Moody's for each notch above or below A-/A3.

††  Cash collateral for the Repurchase Agreements, valued at $2,165, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 07/03/2007–12/01/2036, respectively.

o  Value is less than $1.

#  Aggregate cost for federal income tax purposes is $165,939. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $2,562 and $5,089, respectively. Net unrealized depreciation for tax purposes is $2,527.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Core Bond 9

JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $13,831 or 8.8% of the net assets of the Fund.

MASTR  Mortgage Asset Securitization Transactions, Inc.

MTN  Medium-Term Note

STRIPS  Separate Trading of Registered Interest and Principal of Securities

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Core Bond 10

JPMorgan Core Bond

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $165,939) (including securities loaned of $10,433)	$163,412
Cash	3,281
Receivables:
Investment securities sold	8
Interest	1,187
167,888
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	153
Management and advisory fees	58
Service fees	2
Administration fees	3
Payable for collateral for securities on loan	11,072
Other	105
11,393
Net Assets	$156,495
Net Assets Consist of:
Capital stock ($.01 par value)	$133
Additional paid-in capital	147,399
Undistributed (accumulated) net investment income (loss)	11,673
Undistributed (accumulated) net realized gain (loss) from investment securities	(183)
Net unrealized appreciation (depreciation) on investment securities	(2,527)
Net Assets	$156,495
Net Assets by Class:
Initial Class	$145,786
Service Class	10,709
Shares Outstanding:
Initial Class	12,389
Service Class	867
Net Asset Value and Offering Price Per Share:
Initial Class	$11.77
Service Class	12.34

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$4,058
Income from loaned securities–net	7
4,065
Expenses:
Management and advisory fees	365
Printing and shareholder reports	44
Custody fees	37
Administration fees	16
Legal fees	2
Audit fees	9
Trustees fees	3
Service fees:
Service Class	13
Other	1
Total expenses	490
Net Investment Income (Loss)	3,575
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	(6)
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(1,967)
Net Realized and Unrealized Gain (Loss) on Investment Securities	(1,973)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,602

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Core Bond 11

JPMorgan Core Bond

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$3,575	$8,098
Net realized gain (loss) from investment securities	(6)	(81)
Change in unrealized appreciation (depreciation) on investment securities	(1,967)	(1,348)
	1,602	6,669
Distributions to Shareholders:
From net investment income:
Initial Class	–	(8,764)
Service Class	–	(493)
	–	(9,257)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	7,725	18,113
Service Class	1,418	3,798
	9,143	21,911
Dividends and distributions reinvested:
Initial Class	–	8,764
Service Class	–	493
	–	9,257
Cost of shares redeemed:
Initial Class	(20,623)	(53,060)
Service Class	(1,385)	(1,875)
	(22,008)	(54,935)
	(12,865)	(23,767)
Net increase (decrease) in net assets	(11,263)	(26,355)
Net Assets:
Beginning of period	167,758	194,113
End of period	$156,495	$167,758
Undistributed (accumulated) net investment income (loss)	$11,673	$8,098

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	655	1,546
Service Class	114	308
	769	1,854
Shares issued–reinvested from distributions:
Initial Class	–	769
Service Class	–	42
	–	811
Shares redeemed:
Initial Class	(1,751)	(4,534)
Service Class	(112)	(153)
	(1,863)	(4,687)
Net increase (decrease) in shares outstanding:
Initial Class	(1,096)	(2,219)
Service Class	2	197
	(1,094)	(2,022)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Core Bond 12

JPMorgan Core Bond

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$11.66	$0.26	$(0.15)	$0.11	$–	$–	$–	$11.77
	12/31/2006	11.83	0.53	(0.07)	0.46	(0.63)	–	(0.63)	11.66
	12/31/2005	12.23	0.54	(0.26)	0.28	(0.66)	(0.02)	(0.68)	11.83
	12/31/2004	12.61	0.56	(0.01)	0.55	(0.88)	(0.05)	(0.93)	12.23
	12/31/2003	12.68	0.62	(0.10)	0.52	(0.59)	–	(0.59)	12.61
	12/31/2002	11.96	0.64	0.54	1.18	(0.46)	–	(0.46)	12.68
Service Class	6/30/2007	12.24	0.26	(0.16)	0.10	–	–	–	12.34
	12/31/2006	12.41	0.53	(0.09)	0.44	(0.61)	–	(0.61)	12.24
	12/31/2005	12.81	0.53	(0.27)	0.26	(0.64)	(0.02)	(0.66)	12.41
	12/31/2004	13.16	0.55	–	0.55	(0.85)	(0.05)	(0.90)	12.81
	12/31/2003	12.97	0.40	(0.17)	0.23	(0.04)	–	(0.04)	13.16

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)	Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover Rate (e)
Initial Class	6/30/2007	1.03%	$145,786	0.59%	4.43%	1%
	12/31/2006	3.92	157,167	0.57	4.54	5
	12/31/2005	2.30	185,820	0.59	4.42	6
	12/31/2004	4.53	218,258	0.56	4.52	12
	12/31/2003	4.28	264,668	0.52	4.88	27
	12/31/2002	9.97	331,734	0.53	5.21	49
Service Class	6/30/2007	0.82	10,709	0.84	4.18	1
	12/31/2006	3.63	10,591	0.82	4.29	5
	12/31/2005	2.07	8,293	0.84	4.16	6
	12/31/2004	4.31	5,471	0.81	4.21	12
	12/31/2003	1.78	1,315	0.80	4.57	27

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  JPMorgan Core Bond (the "Fund") share classes commenced operations as follows:

Initial Class – October 2, 1986
    Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Core Bond 13

JPMorgan Core Bond

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Effective May 1, 2007, AEGON Bond was renamed JPMorgan Core Bond ("the Fund"). The Fund is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Interest only (IO) and principal only (PO) securities: The Fund may invest in interest only (IO) and principal only (PO) securities. Generally, the market prices of these securities are more volatile and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $3, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Core Bond 14

JPMorgan Core Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.45% of the first $750 million of ANA
0.40% of the next $250 million of ANA
0.375% of ANA over $1 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.70% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $8.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $8. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Core Bond 15

JPMorgan Core Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$1,062
U.S. Government	1,029
Proceeds from maturities and sales of securities:
Long-Term	4,171
U.S. Government	9,055

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$96	December 31, 2013
73	December 31, 2014

NOTE 5. REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Core Bond 16

JPMorgan Enhanced Index

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,075.80	0.81%	$4.17
Hypothetical (b)	1,000.00	1,020.78	0.81	4.06
Service Class
Actual	1,000.00	1,074.50	1.06	5.45
Hypothetical (b)	1,000.00	1,019.54	1.06	5.31

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2007

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Enhanced Index 1

JPMorgan Enhanced Index

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (0.0%)
U.S. Treasury Note 5.13%, due 06/30/2008 d	$40	$40
Total U.S. Government Obligations (cost: $40)		40
	Shares	Value
COMMON STOCKS (99.8%)
Aerospace (3.1%)
Boeing Co. (The)	10,900	1,048
Goodrich Corp.	13,200	786
Northrop Grumman Corp.	22,700	1,768
Textron, Inc.	2,300	253
United Technologies Corp.	34,700	2,461
Apparel & Accessory Stores (1.1%)
Abercrombie & Fitch Co.–Class A	8,700	635
Kohl's Corp. ‡	21,700	1,541
Automotive (0.1%)
Advance Auto Parts, Inc.	4,300	174
Automotive Dealers (0.2%)
Carmax, Inc. ‡†	13,000	332
Beverages (1.0%)
Coca-Cola Co. (The)	37,600	1,967
Business Credit Institutions (0.8%)
CIT Group, Inc.	29,300	1,607
Business Services (0.4%)
eBay, Inc. ‡	27,700	891
Chemicals & Allied Products (4.9%)
Air Products & Chemicals, Inc.	10,700	860
Avon Products, Inc.	5,100	187
Colgate-Palmolive Co.	7,500	486
Dow Chemical Co. (The)	8,500	376
Praxair, Inc.	22,100	1,591
Procter & Gamble Co.	78,700	4,816
Rohm & Haas Co. †	26,400	1,444
Commercial Banks (10.1%)
Bank of America Corp.	104,800	5,124
Bank of New York Co., Inc. (The)	8,700	361
Citigroup, Inc.	108,100	5,544
Comerica, Inc.	7,900	470
State Street Corp.	16,200	1,108
SunTrust Banks, Inc.	11,600	995
TCF Financial Corp.	24,500	681
US Bancorp †	52,800	1,740
Wachovia Corp.	50,000	2,563
Wells Fargo & Co.	49,100	1,727

	Shares	Value
Communication (0.6%)
Comcast Corp.–Class A ‡	34,000	$956
DIRECTV Group (The), Inc. ‡	800	18
EchoStar Communications Corp.–Class A ‡	3,700	160
Communications Equipment (1.7%)
Corning, Inc. ‡	70,700	1,806
Motorola, Inc.	4,100	73
QUALCOMM, Inc.	31,100	1,349
Tellabs, Inc. ‡	21,800	235
Computer & Data Processing Services (5.3%)
Affiliated Computer Services, Inc.–Class A ‡	4,000	227
Computer Sciences Corp. ‡	1,500	89
Google, Inc.–Class A ‡	5,000	2,617
Juniper Networks, Inc. ‡	17,200	433
Microsoft Corp.	173,700	5,119
NCR Corp. ‡	500	26
Oracle Corp. ‡	37,900	747
Sun Microsystems, Inc. ‡	68,500	360
Yahoo!, Inc. ‡	38,100	1,034
Computer & Office Equipment (5.5%)
Apple, Inc. ‡	12,300	1,501
Cisco Systems, Inc. ‡	120,500	3,356
EMC Corp. ‡	5,400	98
Hewlett-Packard Co.	54,300	2,423
International Business Machines Corp.	33,800	3,557
Sandisk Corp. ‡	800	39
Seagate Technology, Inc.–Escrow Shares ‡m	8,700	—	o
Construction (0.1%)
Centex Corp. †	6,100	245
Department Stores (0.6%)
JC Penney Co., Inc.	15,700	1,136
TJX Cos., Inc.	3,300	91
Diversified (0.1%)
Honeywell International, Inc.	2,700	152
Drug Stores & Proprietary Stores (0.2%)
CVS Caremark Corp.	13,300	485
Electric Services (3.6%)
American Electric Power Co., Inc.	16,800	757
CMS Energy Corp.	37,400	643
Dominion Resources, Inc.	3,100	268
Edison International	38,600	2,166
FirstEnergy Corp.	17,800	1,152
Northeast Utilities	23,800	675
SCANA Corp.	6,300	241
Sierra Pacific Resources ‡	38,100	669
Xcel Energy, Inc. †	34,200	700

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Enhanced Index 2

JPMorgan Enhanced Index

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Electric, Gas & Sanitary Services (0.2%)
PG&E Corp.	8,900	$403
Electronic & Other Electric Equipment (3.0%)
General Electric Co.	154,900	5,930
Electronic Components & Accessories (2.3%)
Altera Corp.	40,200	890
Broadcom Corp.–Class A ‡	28,900	845
Intel Corp.	26,500	630
LSI Corp. ‡	10,700	80
Maxim Integrated Products, Inc.	700	23
PMC-Sierra, Inc. ‡†	2,100	16
Texas Instruments, Inc.	10,100	380
Xilinx, Inc.	64,200	1,719
Entertainment (0.1%)
International Game Technology	3,000	119
Food & Kindred Products (1.3%)
General Mills, Inc.	1,700	99
Kellogg Co.	3,700	192
Kraft Foods, Inc.–Class A	55,200	1,946
WM Wrigley Jr. Co. †	6,300	348
Food Stores (0.4%)
Safeway, Inc.	20,900	711
Furniture & Fixtures (0.8%)
Johnson Controls, Inc.	14,500	1,679
Holding & Other Investment Offices (0.7%)
Apartment Investment & Management Co. REIT–Class A †	5,200	262
Hospitality Properties Trust REIT	15,600	647
Host Hotels & Resorts, Inc. REIT †	9,800	227
UDR, Inc. REIT	11,300	297
Hotels & Other Lodging Places (0.5%)
Starwood Hotels & Resorts Worldwide, Inc.	12,300	825
Wyndham Worldwide Corp. ‡	7,400	268
Industrial Machinery & Equipment (2.7%)
Baker Hughes, Inc.	10,900	917
Caterpillar, Inc.	12,400	971
Dover Corp.	24,300	1,243
Eaton Corp.	10,200	949
Illinois Tool Works, Inc.	7,200	390
Ingersoll-Rand Co.–Class A	16,100	883
Instruments & Related Products (0.4%)
Danaher Corp.	6,500	491
KLA-Tencor Corp.	2,600	143
Rockwell Automation, Inc.	2,300	160

	Shares	Value
Insurance (5.0%)
Aetna, Inc.	27,000	$1,334
AFLAC, Inc.	13,100	673
AMBAC Financial Group, Inc. †	20,400	1,779
American International Group, Inc.	9,700	679
Assurant, Inc.	4,400	259
Axis Capital Holdings, Ltd.	3,500	142
Chubb Corp.	5,900	319
Cigna Corp.	10,100	527
MBIA, Inc. †	18,900	1,176
MGIC Investment Corp.	12,900	734
UnitedHealth Group, Inc.	5,600	286
WellPoint, Inc. ‡	27,000	2,155
Insurance Agents, Brokers & Service (0.2%)
Hartford Financial Services Group, Inc. (The)	4,300	424
Leather & Leather Products (0.3%)
Coach, Inc. ‡	14,100	668
Life Insurance (1.6%)
Genworth Financial, Inc.–Class A	61,900	2,129
Metlife, Inc.	10,600	683
Protective Life Corp.	7,700	368
Lumber & Other Building Materials (0.1%)
Home Depot, Inc. (The)	5,300	209
Management Services (0.3%)
Paychex, Inc.	16,100	630
Medical Instruments & Supplies (0.7%)
Baxter International, Inc.	8,000	451
Boston Scientific Corp. ‡	100	2
Medtronic, Inc.	5,200	270
Zimmer Holdings, Inc. ‡	6,800	577
Mortgage Bankers & Brokers (0.3%)
Countrywide Financial Corp. †	17,500	636
Motion Pictures (1.9%)
News Corp., Inc.–Class A	83,400	1,769
Walt Disney Co.	60,400	2,062
Office Property (0.2%)
Boston Properties, Inc. REIT	4,600	470
Oil & Gas Extraction (3.8%)
BJ Services Co.	12,100	344
Devon Energy Corp.	8,800	689
EOG Resources, Inc.	8,600	628
Halliburton Co.	17,700	611
Occidental Petroleum Corp.	26,500	1,534
Pride International, Inc. ‡	9,400	352

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Enhanced Index 3

JPMorgan Enhanced Index

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Oil & Gas Extraction (continued)
Schlumberger, Ltd.	21,900	$1,860
XTO Energy, Inc.	27,900	1,677
Paper & Allied Products (0.3%)
3M Co.	6,400	555
Paper & Paper Products (0.3%)
Domtar Corp. ‡	61,700	689
Personal Credit Institutions (0.6%)
Capital One Financial Corp.	16,000	1,255
Petroleum Refining (6.1%)
Chevron Corp.	23,700	1,996
ConocoPhillips	39,400	3,093
Exxon Mobil Corp.	73,100	6,132
Hess Corp.	13,900	820
Valero Energy Corp.	1,300	96
Pharmaceuticals (9.3%)
Abbott Laboratories	47,922	2,566
Amgen, Inc. ‡	29,200	1,614
Biogen Idec, Inc. ‡	3,200	171
Bristol-Myers Squibb Co.	4,800	151
Celgene Corp. ‡	5,300	304
Genentech, Inc. ‡	2,600	197
Gilead Sciences, Inc. ‡	13,200	512
Johnson & Johnson	12,800	789
Lilly (Eli) & Co.	600	34
McKesson Corp.	13,400	799
Medco Health Solutions, Inc. ‡	5,900	460
Merck & Co., Inc.	71,500	3,561
Pfizer, Inc.	41,700	1,066
Schering-Plough Corp.	86,600	2,636
Sepracor, Inc. ‡†	13,800	566
Vertex Pharmaceuticals, Inc. ‡	3,800	109
Wyeth	55,500	3,182
Primary Metal Industries (1.1%)
Alcoa, Inc.	34,200	1,386
United States Steel Corp.	7,500	816
Printing & Publishing (0.4%)
CBS Corp.–Class B	13,600	453
New York Times Co.–Class A †	3,000	76
Scripps (E.W.) Co. (The)	5,000	228
Radio & Television Broadcasting (0.0%)
Citadel Broadcasting Corp. †	3,171	20
Viacom, Inc.–Class B ‡	700	29

	Shares	Value
Radio, Television & Computer Stores (0.1%)
Best Buy Co., Inc.	5,500	$257
Railroads (1.7%)
Burlington Northern Santa Fe Corp.	14,500	1,235
Norfolk Southern Corp.	40,600	2,134
Residential Building Construction (0.3%)
DR Horton, Inc. †	500	10
Lennar Corp.–Class A †	1,800	66
Toll Brothers, Inc. ‡†	18,100	452
Restaurants (0.2%)
McDonald's Corp.	8,500	431
Retail Trade (1.9%)
Dick's Sporting Goods, Inc. ‡†	2,600	151
Family Dollar Stores, Inc.	6,300	216
Staples, Inc.	45,200	1,073
Target Corp.	30,500	1,940
Wal-Mart Stores, Inc.	10,000	481
Rubber & Misc. Plastic Products (0.7%)
NIKE, Inc.–Class B	22,900	1,335
Security & Commodity Brokers (3.1%)
American Express Co.	8,500	520
Bear Stearns Cos. Inc. (The)	900	126
Chicago Mercantile Exchange †	200	107
E*TRADE Financial Corp. ‡	8,900	197
Franklin Resources, Inc.	7,700	1,020
Goldman Sachs Group, Inc. (The)	1,100	238
IntercontinentalExchange, Inc. ‡	1,600	237
Lehman Brothers Holdings, Inc.	1,000	75
Morgan Stanley	31,400	2,634
Morgan Stanley	8,300	577
TD Ameritrade Holding Corp. ‡	21,800	436
Telecommunications (3.9%)
AT&T, Inc.	94,200	3,909
Sprint Nextel Corp.	27,700	574
Verizon Communications, Inc.	82,700	3,405
Tobacco Products (1.8%)
Altria Group, Inc.	52,800	3,703
U.S. Government Agencies (0.3%)
Fannie Mae	7,700	503
Warehouse (0.2%)
Prologis REIT	6,400	364
Water Transportation (0.3%)
Carnival Corp. †	11,300	551

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Enhanced Index 4

JPMorgan Enhanced Index

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Wholesale Trade Durable Goods (0.2%)
Grainger (W.W.), Inc.	5,000	$465
Wholesale Trade Nondurable Goods (0.8%)
SUPERVALU, Inc.	16,800	778
SYSCO Corp.	23,800	785
Total Common Stocks (cost: $166,082)		200,274
	Principal	Value
SECURITY LENDING COLLATERAL (4.7%)
Debt (4.5%)
Bank Notes (0.3%)
Bank of America
5.27%, due 07/16/2007 *	$157	$157
5.27%, due 08/17/2007 *	261	261
5.30%, due 09/17/2007 *	261	261
Commercial Paper (1.7%)
Barton Capital Corp.–144A 5.30%, due 07/11/2007 5.31%, due 07/12/2007	260 104	260 104
Bear Stearns & Co. 5.44%, due 07/10/2007	26	26
CAFCO LLC–144A 5.32%, due 07/16/2007	104	104
Clipper Receivables Corp. 5.31%, due 07/10/2007	104	104
CRC Funding LLC–144A 5.32%, due 07/16/2007	104	104
Den Danske Bank 5.28%, due 07/09/2007	52	52
Falcon Asset Securitization Corp.–144A 5.31%, due 07/17/2007	109	109
Grampian Funding LLC–144A 5.35%, due 07/18/2007	104	104
Greyhawk Funding LLC–144A 5.29%, due 07/12/2007	104	104
Jupiter Securitization Corp.–144A 5.32%, due 07/26/2007	52	52
Lexington Parker Capital–144A 5.29%, due 07/03/2007	104	104
Liberty Street–144A 5.28%, due 07/02/2007 5.29%, due 07/18/2007 5.33%, due 07/31/2007	104 104 52	104 104 52
Morgan Stanley & Co. 5.45%, due 08/01/2007	52	52
Old Line Funding Corp.–144A 5.32%, due 07/12/2007	104	104

	Principal	Value
Commercial Paper (continued)
Paradigm Funding LLC–144A
5.31%, due 07/16/2007	$103	$103
Park Avenue Receivables Corp.–144A 5.32%, due 07/23/2007	260	260
Sheffield Receivables Corp.–144A 5.29%, due 07/06/2007 5.32%, due 07/17/2007	78 260	78 260
Three Pillars Funding Corp.–144A 5.33%, due 07/25/2007	260	260
Variable Funding Capital Corp.–144A 5.31%, due 07/05/2007 5.29%, due 07/11/2007 5.29%, due 07/12/2007	260 260 260	260 260 260
Euro Dollar Overnight (0.7%)
Abbey National PLC 5.28%, due 07/05/2007	131	131
Bank of Montreal 5.29%, due 07/02/2007 5.28%, due 07/03/2007	104 261	104 261
BNP Paribas 5.35%, due 07/02/2007	104	104
Calyon 5.38%, due 07/02/2007	104	104
Marshall & Ilsley Bank 5.29%, due 07/06/2007	145	145
National Australia Bank 5.32%, due 07/02/2007	104	104
Rabobank Netherland 5.33%, due 07/02/2007 5.28%, due 07/05/2007	104 261	104 261
Svenska Handelsbanken 5.30%, due 07/02/2007	76	76
Euro Dollar Terms (0.9%)
Banco Bilbao Vizcaya Argentaria 5.30%, due 08/10/2007	131	131
Bank of Montreal 5.31%, due 08/14/2007	157	157
Bank of Nova Scotia 5.28%, due 07/09/2007 5.29%, due 07/11/2007	78 104	78 104
Barclays 5.30%, due 07/16/2007 5.32%, due 09/04/2007	104 52	104 52
Canadian Imperial Bank of Commerce 5.30%, due 07/30/2007	131	131

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Enhanced Index 5

JPMorgan Enhanced Index

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Credit Suisse First Boston Corp.
5.29%, due 07/13/2007	$104	$104
5.29%, due 07/18/2007	209	209
First Tennessee National Corp. 5.30%, due 07/18/2007	52	52
Fortis Bank 5.29%, due 07/09/2007 5.30%, due 07/20/2007 5.30%, due 07/26/2007	52 130 104	52 130 104
Skandinaviska Enskilda Banken AB 5.29%, due 07/19/2007	78	78
Wells Fargo 5.28%, due 07/12/2007 5.28%, due 07/13/2007	261 130	261 130
Repurchase Agreements (0.9%) ††
Credit Suisse First Boston Corp. 5.42%, dated 06/29/2007 to be repurchased at $270 on 07/02/2007	270	270
Merrill Lynch & Co. 5.34%, dated 06/29/2007 to be repurchased at $983 on 07/02/2007	982	982
Morgan Stanley Dean Witter & Co. 5.37%, dated 06/29/2007 to be repurchased at $218 on 07/02/2007	218	218

	Principal	Value
Repurchase Agreements (continued)
Morgan Stanley Dean Witter & Co.
5.43%, dated 06/29/2007 to be repurchased
at $353 on 07/02/2007	$353	$353
	Shares	Value
Investment Companies (0.2%)
Barclays Global Institutional Money Market Fund 1-day yield of 5.25%	156,527	$157
Reserve Primary Money Market Fund 1-day yield of 5.23%	21,706	22
Vanguard Prime Money Market Fund 1-day yield of 5.19%	150,787	151
Total Security Lending Collateral (cost: $9,487)		9,487
Total Investment Securities (cost: $175,609) #		$209,801
FUTURES CONTRACTS:

	Contracts w	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
S&P 500 Index	1	09/15/2007	$379	$3
			$379	$3

NOTES TO SCHEDULE OF INVESTMENTS:

d  At June 30, 2007, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at June 30, 2007 is $40.

‡  Non-income producing.

†  At June 30, 2007, all or a portion of this security is on loan (see Note 1). The value at June 30, 2007, of all securities on loan is $9,230.

*  Floating or variable rate note. Rate is listed as of June 30, 2007.

w  Contract amounts are not in thousands.

††  Cash collateral for the Repurchase Agreements, valued at $1,855, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 07/03/2007–12/01/2036, respectively.

o  Value is less than $1.

m  Securities valued as determined in good faith in accordance with procedures established by the Fund's Board of Trustees.

#  Aggregate cost for federal income tax purposes is $176,724. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $35,105 and $2,028, respectively. Net unrealized appreciation for tax purposes is $33,077.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $3,150 or 1.6% of the net assets of the Fund.

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Enhanced Index 6

JPMorgan Enhanced Index

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $175,609) (including securities loaned of $9,230)	$209,801
Cash	247
Receivables:
Investment securities sold	403
Shares sold	322
Interest	7
Dividends	275
Variation margin	1
211,056
Liabilities:
Investment securities purchased	579
Accounts payable and accrued liabilities:
Shares redeemed	100
Management and advisory fees	124
Service fees	2
Administration fees	3
Payable for collateral for securities on loan	9,487
Other	38
10,333
Net Assets	$200,723
Net Assets Consist of:
Capital stock ($.01 par value)	$114
Additional paid-in capital	147,632
Undistributed (accumulated) net investment income (loss)	3,248
Undistributed (accumulated) net realized gain (loss) from investment securities and futures contracts	15,534
Net unrealized appreciation (depreciation) on:
Investment securities	34,192
Futures contracts	3
Net Assets	$200,723
Net Assets by Class:
Initial Class	$192,223
Service Class	8,500
Shares Outstanding:
Initial Class	10,928
Service Class	483
Net Asset Value and Offering Price Per Share:
Initial Class	$17.59
Service Class	17.59

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends	$1,820
Interest	22
Income from loaned securities-net	9
1,851
Expenses:
Management and advisory fees	736
Printing and shareholder reports	10
Custody fees	20
Administration fees	20
Legal fees	2
Audit fees	9
Trustees fees	3
Service fees:
Service Class	9
Other	1
Total expenses	810
Net Investment Income (Loss)	1,041
Net Realized Gain (Loss) from:
Investment securities	11,674
Futures contracts	99
11,773
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	1,860
Futures contracts	6
1,866
Net Realized and Unrealized Gain (Loss) on Investment Securities and Futures Contracts	13,639
Net Increase (Decrease) in Net Assets Resulting from Operations	$14,680

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Enhanced Index 7

JPMorgan Enhanced Index

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$1,041	$2,232
Net realized gain (loss) from investment securities and futures contracts	11,773	18,392
Change in unrealized appreciation (depreciation) on investment securities and futures contracts	1,866	6,946
	14,680	27,570
Distributions to Shareholders:
From net investment income:
Initial Class	–	(1,972)
Service Class	–	(50)
	–	(2,022)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	7,131	15,440
Service Class	3,961	1,180
	11,092	16,620
Dividends and distributions reinvested:
Initial Class	–	1,972
Service Class	–	50
	–	2,022
Cost of shares redeemed:
Initial Class	(22,414)	(49,627)
Service Class	(2,808)	(2,709)
	(25,222)	(52,336)
	(14,130)	(33,694)
Net increase (decrease) in net assets	550	(8,146)
Net Assets:
Beginning of period	200,173	208,319
End of period	$200,723	$200,173
Undistributed (accumulated) net investment income (loss)	$3,248	$2,207

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	414	1,005
Service Class	228	77
	642	1,082
Shares issued–reinvested from distributions:
Initial Class	–	134
Service Class	–	3
	–	137
Shares redeemed:
Initial Class	(1,312)	(3,321)
Service Class	(163)	(182)
	(1,475)	(3,503)
Net increase (decrease) in shares outstanding:
Initial Class	(898)	(2,182)
Service Class	65	(102)
	(833)	(2,284)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Enhanced Index 8

JPMorgan Enhanced Index

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$16.35	$0.09	$1.15	$1.24	$–	$–	$–	$17.59
	12/31/2006	14.34	0.17	2.01	2.18	(0.17)	–	(0.17)	16.35
	12/31/2005	14.04	0.13	0.35	0.48	(0.18)	–	(0.18)	14.34
	12/31/2004	12.75	0.15	1.24	1.39	(0.10)	–	(0.10)	14.04
	12/31/2003	9.94	0.10	2.77	2.87	(0.06)	–	(0.06)	12.75
	12/31/2002	13.24	0.08	(3.33)	(3.25)	(0.05)	–	(0.05)	9.94
Service Class	6/30/2007	16.37	0.07	1.15	1.22	–	–	–	17.59
	12/31/2006	14.36	0.14	2.00	2.14	(0.13)	–	(0.13)	16.37
	12/31/2005	14.08	0.10	0.35	0.45	(0.17)	–	(0.17)	14.36
	12/31/2004	12.79	0.17	1.19	1.36	(0.07)	–	(0.07)	14.08
	12/31/2003	10.43	0.06	2.31	2.37	(0.01)	–	(0.01)	12.79

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)	Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover Rate (e)
Initial Class	6/30/2007	7.58%	$192,223	0.81%	1.06%	23%
	12/31/2006	15.31	193,322	0.81	1.16	55
	12/31/2005	3.46	200,857	0.83	0.95	42
	12/31/2004	11.02	231,055	0.80	1.18	48
	12/31/2003	28.94	233,744	0.82	0.91	52
	12/31/2002	(24.59)	159,257	0.85	0.72	56
Service Class	6/30/2007	7.45	8,500	1.06	0.80	23
	12/31/2006	14.96	6,851	1.06	0.91	55
	12/31/2005	3.20	7,462	1.08	0.71	42
	12/31/2004	10.71	6,339	1.06	1.33	48
	12/31/2003	22.71	922	1.06	0.74	52

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  JPMorgan Enhanced Index (the "Fund") share classes commenced operations as follows:

Initial Class – May 2, 1997
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Enhanced Index 9

JPMorgan Enhanced Index

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Effective May 1, 2007, J.P. Morgan Enhanced Index was renamed JPMorgan Enhanced Index (the "Fund"). The Fund is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2007 of $1 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $4, earned by IBT for its services.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Enhanced Index 10

JPMorgan Enhanced Index

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

The underlying face amount of open futures contracts at June 30, 2007, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities. Variation margin represents the additional payments due or excess deposits made in order to maintain the equity account at the required margin level.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.74% of the first $750 million of ANA
0.69% of the next $250 million of ANA
0.65% of ANA over $1 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.84% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Enhanced Index 11

JPMorgan Enhanced Index

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $11.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $8. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$46,499
U.S. Government	40
Proceeds from maturities and sales of securities:
Long-Term	57,406
U.S. Government	100

NOTE 4.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and REITs.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Enhanced Index 12

JPMorgan Enhanced Index

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 6.–(continued)

impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Enhanced Index 13

JPMorgan Mid Cap Value

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,078.90	0.87%	$4.48
Hypothetical (b)	1,000.00	1,020.48	0.87	4.36
Service Class
Actual	1,000.00	1,077.40	1.12	5.77
Hypothetical (b)	1,000.00	1,019.29	1.12	5.61

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2007

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Mid Cap Value 1

JPMorgan Mid Cap Value

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (96.7%)
Aerospace (0.9%)
Alliant Techsystems, Inc. ‡	32,800	$3,252
Apparel & Accessory Stores (0.9%)
Limited Brands, Inc.	119,400	3,278
Apparel Products (2.7%)
Columbia Sportswear Co. †	49,000	3,365
V.F. Corp.	73,100	6,694
Automotive (2.7%)
Genuine Parts Co.	122,100	6,056
Oshkosh Truck Corp.	60,900	3,832
Automotive Dealers (2.2%)
AutoNation, Inc. ‡	160,719	3,607
AutoZone, Inc. ‡	34,300	4,686
Beverages (2.7%)
Brown-Forman Corp.–Class B	91,700	6,701
Constellation Brands, Inc.–Class A ‡†	130,780	3,175
Chemicals & Allied Products (3.4%)
Albemarle Corp.	85,600	3,298
Clorox Co.	65,200	4,049
Lauder (Estee) Cos., Inc. (The)–Class A	35,200	1,602
PPG Industries, Inc.	48,900	3,722
Commercial Banks (7.7%)
Compass Bancshares, Inc.	25,200	1,738
Cullen/Frost Bankers, Inc.	62,900	3,363
M&T Bank Corp.	60,100	6,425
Northern Trust Corp.	57,900	3,719
Synovus Financial Corp.	223,400	6,858
Wilmington Trust Corp.	78,900	3,275
Zions Bancorp	44,600	3,430
Communication (1.3%)
Cablevision Systems Corp.–Class A ‡	128,600	4,654
Computer & Data Processing Services (1.0%)
NCR Corp. ‡	73,200	3,846
Department Stores (1.1%)
TJX Cos., Inc. †	149,300	4,106
Electric Services (6.5%)
American Electric Power Co., Inc.	135,800	6,116
CMS Energy Corp.	83,400	1,434
FirstEnergy Corp.	90,200	5,839
PPL Corp.	71,900	3,364
SCANA Corp.	36,600	1,401
Westar Energy, Inc.	119,800	2,909
Xcel Energy, Inc. †	145,800	2,985

	Shares	Value
Electric, Gas & Sanitary Services (2.7%)
PG&E Corp.	127,600	$5,780
Republic Services, Inc.	143,750	4,405
Electrical Goods (2.1%)
Arrow Electronics, Inc. ‡	100,200	3,851
Carlisle Cos., Inc.	85,800	3,991
Electronic & Other Electric Equipment (1.2%)
Ametek, Inc.	111,100	4,408
Electronic Components & Accessories (0.7%)
Amphenol Corp.–Class A	76,900	2,741
Fabricated Metal Products (2.2%)
Crane Co.	38,700	1,759
Fortune Brands, Inc. †	76,600	6,310
Food & Kindred Products (1.4%)
Del Monte Foods Co.	152,800	1,858
WM Wrigley Jr. Co. †	58,600	3,241
Gas Production & Distribution (5.4%)
Energen Corp.	81,400	4,472
Oneok, Inc.	23,600	1,190
Questar Corp.	94,800	5,010
UGI Corp.	96,500	2,633
Williams Cos., Inc. (The)	220,400	6,969
Health Services (3.6%)
Community Health Systems, Inc. ‡	98,400	3,980
Coventry Health Care, Inc. ‡†	144,250	8,316
Lincare Holdings, Inc. ‡	27,400	1,092
Holding & Other Investment Offices (5.0%)
Affiliated Managers Group ‡†	9,800	1,262
istar Financial, Inc. REIT	72,200	3,201
Plum Creek Timber Co., Inc. REIT	43,400	1,808
Public Storage	42,900	3,296
Rayonier, Inc. REIT	129,743	5,857
Vornado Realty Trust REIT	27,800	3,054
Hotels & Other Lodging Places (1.0%)
Hilton Hotels Corp.	111,700	3,739
Industrial Machinery & Equipment (1.6%)
Dover Corp.	116,000	5,933
Insurance (9.6%)
Assurant, Inc. †	148,800	8,767
Cincinnati Financial Corp.	117,425	5,096
Everest Re Group, Ltd.	51,200	5,562
MGIC Investment Corp. †	24,800	1,410
Old Republic International Corp.	257,325	5,471

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Mid Cap Value 2

JPMorgan Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Insurance (continued)
OneBeacon Insurance Group, Ltd.	110,500	$2,799
Principal Financial Group	55,900	3,258
W.R. Berkley Corp.	99,000	3,221
Metal Cans & Shipping Containers (1.4%)
Ball Corp.	98,100	5,216
Mining (0.6%)
Vulcan Materials Co. †	19,900	2,279
Oil & Gas Extraction (2.3%)
Devon Energy Corp.	72,800	5,700
Helix Energy Solutions Group, Inc. ‡†	75,700	3,021
Pharmaceuticals (2.5%)
Henry Schein, Inc. ‡	21,759	1,163
Sigma-Aldrich Corp.	106,700	4,553
Warner Chilcott, Ltd.–Class A ‡	207,400	3,752
Printing & Publishing (1.6%)
McClatchy Co.–Class A †	49,100	1,243
Washington Post–Class B †	5,830	4,525
Radio & Television Broadcasting (2.2%)
Clear Channel Communications, Inc.	124,500	4,709
Clear Channel Outdoor Holdings, Inc.–Class A ‡	58,284	1,652
Liberty Media Holding Corp.– Interactive–Class A ‡	88,100	1,967
Railroads (0.7%)
Norfolk Southern Corp.	47,200	2,481
Real Estate (1.7%)
Brookfield Properties Co.	172,175	4,186
Forest City Enterprises, Inc.–Class A	33,200	2,041
Residential Building Construction (0.4%)
Walter Industries, Inc.	56,400	1,633
Restaurants (1.3%)
Applebees International, Inc.	94,100	2,268
Burger King Holdings, Inc.	91,800	2,418
Retail Trade (2.0%)
Staples, Inc.	116,500	2,765
Tiffany & Co.	87,200	4,627
Rubber & Misc. Plastic Products (0.7%)
Jarden Corp. ‡†	59,800	2,572
Savings Institutions (0.6%)
People's United Financial, Inc.	135,900	2,410

	Shares	Value
Security & Commodity Brokers (1.8%)
E*TRADE Financial Corp. ‡	115,300	$2,547
Legg Mason, Inc.	18,400	1,810
T. Rowe Price Group, Inc.	43,600	2,262
Stone, Clay & Glass Products (0.5%)
Owens Corning, Inc. ‡†	55,600	1,870
Telecommunications (4.1%)
CenturyTel, Inc.	91,500	4,488
Citizens Communications Co. †	138,900	2,121
Telephone & Data Systems, Inc.	80,100	4,610
Windstream Corp.	285,460	4,213
Water Transportation (0.8%)
Teekay Corp.	52,200	3,023
Wholesale Trade Nondurable Goods (1.9%)
Dean Foods Co.	44,100	1,405
SUPERVALU, Inc.	122,800	5,688
Total Common Stocks (cost: $299,937)		359,737
	Principal	Value
SECURITY LENDING COLLATERAL (11.5%)
Debt (11.1%)
Bank Notes (0.8%)
Bank of America
5.27%, due 07/16/2007 *	$709	$709
5.27%, due 08/17/2007 *	1,182	1,182
5.30%, due 09/17/2007 *	1,182	1,182
Commercial Paper (4.1%)
Barton Capital Corp.–144A 5.30%, due 07/11/2007 5.31%, due 07/12/2007	1,178 470	1,178 470
Bear Stearns & Co. 5.44%, due 07/10/2007	118	118
CAFCO LLC–144A 5.32%, due 07/16/2007	470	470
Clipper Receivables Corp. 5.31%, due 07/10/2007	471	471
CRC Funding LLC–144A 5.32%, due 07/16/2007	470	470
Den Danske Bank 5.28%, due 07/09/2007	237	237
Falcon Asset Securitization Corp.–144A 5.31%, due 07/17/2007	492	492
Grampian Funding LLC–144A 5.35%, due 07/18/2007	469	469
Greyhawk Funding LLC–144A 5.29%, due 07/12/2007	473	473

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Mid Cap Value 3

JPMorgan Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Paper (continued)
Jupiter Securitization Corp.–144A 5.32%, due 07/26/2007	$237	$237
Lexington Parker Capital–144A 5.29%, due 07/03/2007	473	473
Liberty Street–144A 5.28%, due 07/02/2007 5.29%, due 07/18/2007 5.33%, due 07/31/2007	473 473 237	473 473 237
Morgan Stanley & Co. 5.45%, due 08/01/2007	236	236
Old Line Funding Corp.–144A 5.32%, due 07/12/2007	470	470
Paradigm Funding LLC–144A 5.31%, due 07/16/2007	468	468
Park Avenue Receivables Corp.–144A 5.32%, due 07/23/2007	1,177	1,177
Sheffield Receivables Corp.–144A 5.29%, due 07/06/2007 5.32%, due 07/17/2007	355 1,177	355 1,177
Three Pillars Funding Corp.–144A 5.33%, due 07/25/2007	1,178	1,178
Variable Funding Capital Corp.–144A 5.31%, due 07/05/2007 5.29%, due 07/11/2007 5.29%, due 07/12/2007	1,180 1,177 1,178	1,180 1,177 1,178
Euro Dollar Overnight (1.7%)
Abbey National PLC 5.28%, due 07/05/2007	591	591
Bank of Montreal 5.29%, due 07/02/2007 5.28%, due 07/03/2007	473 1,182	473 1,182
BNP Paribas 5.35%, due 07/02/2007	473	473
Calyon 5.38%, due 07/02/2007	473	473
Marshall & Ilsley Bank 5.29%, due 07/06/2007	656	656
National Australia Bank 5.32%, due 07/02/2007	473	473
Rabobank Netherland 5.33%, due 07/02/2007 5.28%, due 07/05/2007	473 1,182	473 1,182
Svenska Handelsbanken 5.30%, due 07/02/2007	344	344
Euro Dollar Terms (2.3%)
Banco Bilbao Vizcaya Argentaria 5.30%, due 08/10/2007	591	591

	Principal	Value
Euro Dollar Terms (continued)
Bank of Montreal 5.31%, due 08/14/2007	$709	$709
Bank of Nova Scotia 5.28%, due 07/09/2007 5.29%, due 07/11/2007	355 473	355 473
Barclays 5.30%, due 07/16/2007 5.32%, due 09/04/2007	473 236	473 236
Canadian Imperial Bank of Commerce 5.30%, due 07/30/2007	591	591
Credit Suisse First Boston Corp. 5.29%, due 07/13/2007 5.29%, due 07/18/2007	473 946	473 946
First Tennessee National Corp. 5.30%, due 07/18/2007	236	236
Fortis Bank 5.29%, due 07/09/2007 5.30%, due 07/20/2007 5.30%, due 07/26/2007	236 591 473	236 591 473
Skandinaviska Enskilda Banken AB 5.29%, due 07/19/2007	355	355
Wells Fargo 5.28%, due 07/12/2007 5.28%, due 07/13/2007	1,182 591	1,182 591
Repurchase Agreements (2.2%) ††
Credit Suisse First Boston Corp. 5.42%, dated 06/29/2007 to be repurchased at $1,222 on 07/02/2007	1,222	1,222
Merrill Lynch & Co. 5.34%, dated 06/29/2007 to be repurchased at $4,453 on 07/02/2007	4,451	4,451
Morgan Stanley Dean Witter & Co. 5.37%, dated 06/29/2007 to be repurchased at $989 on 07/02/2007	989	989
Morgan Stanley Dean Witter & Co. 5.43%, dated 06/29/2007 to be repurchased at $1,599 on 07/02/2007	1,599	1,599
	Shares	Value
Investment Companies (0.4%)
Barclays Global Institutional Money Market Fund 1-day yield of 5.25%	709,352	$709
Reserve Primary Money Market Fund 1-day yield of 5.23%	98,366	98
Vanguard Prime Money Market Fund 1-day yield of 5.19%	683,343	683
Total Security Lending Collateral (cost: $42,992)		42,992
Total Investment Securities (cost: $342,929) #		$402,729

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Mid Cap Value 4

JPMorgan Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At June 30, 2007, all or a portion of this security is on loan (see Note 1). The value at June 30, 2007, of all securities on loan is $41,766.

*  Floating or variable rate note. Rate is listed as of June 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $8,406, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 07/03/2007–12/01/2036, respectively.

#  Aggregate cost for federal income tax purposes is $343,695. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $61,922 and $2,888, respectively. Net unrealized appreciation for tax purposes is $59,034.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $14,275 or 3.8% of the net assets of the Fund.

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Mid Cap Value 5

JPMorgan Mid Cap Value

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $342,929) (including securities loaned of $41,766)	$402,729
Cash	12,231
Receivables:
Investment securities sold	3,327
Shares sold	3
Interest	50
Income from loaned securities	1
Dividends	706
	419,047
Liabilities:
Investment securities purchased	3,595
Accounts payable and accrued liabilities:
Shares redeemed	44
Management and advisory fees	316
Service fees	–	(a)
Administration fees	6
Payable for collateral for securities on loan	42,992
Other	50
	47,003
Net Assets	$372,044
Net Assets Consist of:
Capital stock ($.01 par value)	$208
Additional paid-in capital	270,014
Undistributed (accumulated) net investment income (loss)	5,796
Undistributed (accumulated) net realized gain (loss) from investment securities	36,226
Net unrealized appreciation (depreciation) on investment securities	59,800
Net Assets	$372,044
Net Assets by Class:
Initial Class	$371,577
Service Class	467
Shares Outstanding:
Initial Class	20,744
Service Class	26
Net Asset Value and Offering Price Per Share:
Initial Class	$17.91
Service Class	17.82

(a)  Rounds to less than $1.

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $7)	$3,647
Interest	154
Income from loaned securities-net	25
3,826
Expenses:
Management and advisory fees	1,481
Printing and shareholder reports	12
Custody fees	24
Administration fees	36
Legal fees	3
Audit fees	9
Trustees fees	6
Service fees:
Service Class	1
Other	3
Total expenses	1,575
Net Investment Income (Loss)	2,251
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	14,026
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	11,444
Net Realized and Unrealized Gain (Loss) on Investment Securities	25,470
Net Increase (Decrease) in Net Assets Resulting from Operations	$27,721

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Mid Cap Value 6

JPMorgan Mid Cap Value

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$2,251	$3,476
Net realized gain (loss) from investment securities	14,026	23,244
Change in unrealized appreciation (depreciation) on investment securities	11,444	27,408
	27,721	54,128
Distributions to Shareholders:
From net investment income:
Initial Class	–	(2,803)
Service Class	–	(3)
	–	(2,806)
From net realized gains:
Initial Class	–	(32,907)
Service Class	–	(49)
	–	(32,956)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	1,815	3,146
Service Class	1	17
	1,816	3,163
Dividends and distributions reinvested:
Initial Class	–	35,710
Service Class	–	52
	–	35,762
Cost of shares redeemed:
Initial Class	(11,419)	(42,069)
Service Class	(88)	(199)
	(11,507)	(42,268)
	(9,691)	(3,343)
Net increase (decrease) in net assets	18,030	15,023
Net Assets:
Beginning of period	354,014	338,991
End of period	$372,044	$354,014
Undistributed (accumulated) net investment income (loss)	$5,796	$3,545

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	104	192
Service Class	1	1
	105	193
Shares issued–reinvested from distributions:
Initial Class	–	2,363
Service Class	–	3
	–	2,366
Shares redeemed:
Initial Class	(653)	(2,554)
Service Class	(6)	(12)
	(659)	(2,566)
Net increase (decrease) in shares outstanding:
Initial Class	(549)	1
Service Class	(5)	(8)
	(554)	(7)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Mid Cap Value 7

JPMorgan Mid Cap Value

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$16.60	$0.11	$1.20	$1.31	$–	$–	$–	$17.91
	12/31/2006	15.89	0.17	2.39	2.56	(0.15)	(1.70)	(1.85)	16.60
	12/31/2005	14.81	0.13	1.22	1.35	(0.03)	(0.24)	(0.27)	15.89
	12/31/2004	12.93	0.08	1.81	1.89	(0.01)	–	(0.01)	14.81
	12/31/2003	9.85	0.01	3.08	3.09	(0.01)	–	(0.01)	12.93
	12/31/2002	11.29	0.01	(1.45)	(1.44)	–	–	–	9.85
Service Class	6/30/2007	16.54	0.08	1.20	1.28	–	–	–	17.82
	12/31/2006	15.83	0.13	2.37	2.50	(0.09)	(1.70)	(1.79)	16.54
	12/31/2005	14.77	0.09	1.22	1.31	(0.01)	(0.24)	(0.25)	15.83
	12/31/2004	12.92	0.04	1.82	1.86	(0.01)	–	(0.01)	14.77
	12/31/2003	10.21	(0.01)	2.72	2.71	–	–	–	12.92

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)				Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)		Total (e)		Net Assets (f)	Rate (g)
Initial Class	6/30/2007	7.89%	$371,577	0.87%		0.87%		1.24%	23%
	12/31/2006	17.25	353,498	0.88		0.88		1.02	40
	12/31/2005	9.15	338,377	0.89	(h)	0.89	(h)	0.82	68
	12/31/2004	14.58	295,909	1.00	(i)	1.00	(i)	0.58	109
	12/31/2003	31.42	74,375	1.00		1.02		0.10	73
	12/31/2002	(12.72)	50,204	1.00		1.14		0.13	85
Service Class	6/30/2007	7.74	467	1.12		1.12		0.98	23
	12/31/2006	16.96	516	1.13		1.13		0.77	40
	12/31/2005	8.86	614	1.14	(h)	1.14	(h)	0.59	68
	12/31/2004	14.36	470	1.25	(i)	1.25	(i)	0.27	109
	12/31/2003	26.54	310	1.25		1.28		(0.14)	73

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  JPMorgan Mid Cap Value (the "Fund") share classes commenced operations as follows:

Initial Class – May 3, 1999
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of advisory fee waivers, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before advisory fee waivers.

(f)  Annualized.

(g)  Not annualized.

(h)  Ratios of Total Expenses to Average Net Assets and Net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment advisor, if any. The impact of recaptured expenses was 0.02% and 0.02% for Initial Class and Service Class, respectively (see Note 2).

(i) Ratios of Total Expenses to Average Net Assets and Net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment advisor, if any. The impact of recaptured expenses was 0.07% and 0.07% for Initial Class and Service Class, respectively (see Note 2).

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Mid Cap Value 8

JPMorgan Mid Cap Value

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Effective May 1, 2007, J.P. Morgan Mid Cap Value was renamed JPMorgan Mid Cap Value (the "Fund"). The Fund is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $11, earned by IBT for its services.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Mid Cap Value 9

JPMorgan Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2007:

Net	% of Assets	Net Assets
Asset Allocation–Conservative Portfolio	$20,880	5.61%
Asset Allocation–Growth Portfolio	49,228	13.23%
Asset Allocation–Moderate Growth Portfolio	193,847	52.10%
Asset Allocation–Moderate Portfolio	37,410	10.06%
Total	$301,365	81.00%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.85% of the first $100 million of ANA
0.80% of ANA over $100 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Mid Cap Value 10

JPMorgan Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $20.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $14. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$82,586
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	91,582
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING
PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Mid Cap Value 11

JPMorgan Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 6.–(continued)

required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

JPMorgan Mid Cap Value 12

Legg Mason Partners All Cap

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,059.10	0.87%	$4.44
Hypothetical (b)	1,000.00	1,020.48	0.87	4.36
Service Class
Actual	1,000.00	1,057.90	1.12	5.71
Hypothetical (b)	1,000.00	1,019.24	1.12	5.61

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2007

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Legg Mason Partners All Cap 1

Legg Mason Partners All Cap

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (100.0%)
Aerospace (1.6%)
Boeing Co. (The)	61,000	$5,866
Apparel & Accessory Stores (1.2%)
Gap (The), Inc.	222,500	4,250
Automotive (0.1%)
Magna International, Inc.–Class A †	3,390	308
Business Services (2.4%)
eBay, Inc. ‡	73,900	2,378
Interpublic Group of Cos., Inc. †‡	551,700	6,289
Chemicals & Allied Products (2.7%)
Dow Chemical Co. (The)	94,419	4,175
du Pont (E.I.) de Nemours & Co.	116,100	5,903
Commercial Banks (7.2%)
Bank of America Corp.	185,752	9,081
JP Morgan Chase & Co.	203,900	9,879
State Street Corp. †	111,420	7,621
Communications Equipment (1.9%)
Motorola, Inc.	388,600	6,878
Computer & Data Processing Services (3.0%)
Bridgeline Software, Inc.	12,000	60
Microsoft Corp.	257,730	7,595
VeriSign, Inc. ‡	91,400	2,900
Wave Systems Corp.–Class A †‡	184,807	384
Computer & Office Equipment (3.0%)
Cisco Systems, Inc. ‡	200,512	5,584
International Business Machines Corp.	52,900	5,568
Diversified (2.2%)
Honeywell International, Inc.	146,006	8,217
Electronic & Other Electric Equipment (2.1%)
General Electric Co.	202,900	7,767
Electronic Components & Accessories (4.6%)
Novellus Systems, Inc. ‡	101,900	2,891
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	468,428	5,214
Texas Instruments, Inc.	208,600	7,850
Verigy, Ltd. ‡	27,442	785
Fabricated Metal Products (0.3%)
Simpson Manufacturing Co., Inc. †	32,500	1,097
Food & Kindred Products (3.4%)
Kraft Foods, Inc.–Class A	106,261	3,746
Smithfield Foods, Inc. ‡	21,100	650
Unilever PLC	69,930	2,266
Unilever PLC, Sponsored ADR	174,574	5,632

	Shares	Value
Furniture & Home Furnishings Stores (0.4%)
Williams-Sonoma, Inc. †	51,210	$1,617
Gas Production & Distribution (1.0%)
Williams Cos., Inc. (The)	111,700	3,532
Health Services (0.9%)
Enzo Biochemical, Inc. †‡	212,936	3,183
Holding & Other Investment Offices (0.0%)
Blackstone Group Ltd. Partnership ‡	800	23
Industrial Machinery & Equipment (5.8%)
Applied Materials, Inc.	385,600	7,662
Baker Hughes, Inc.	29,800	2,507
Caterpillar, Inc.	79,124	6,195
Deere & Co.	23,400	2,825
Dover Corp.	39,200	2,005
Instruments & Related Products (3.6%)
Agilent Technologies, Inc. ‡	105,500	4,055
Raytheon Co. †	167,300	9,016
Insurance (8.1%)
Allied World Assurance Holdings, Ltd./Bermuda †	43,580	2,233
American International Group, Inc.	66,400	4,650
Chubb Corp.	124,600	6,746
CNA Surety Corp. ‡	196,200	3,710
MGIC Investment Corp. †	80,000	4,549
PMI Group, Inc. (The)	174,200	7,782
Insurance Agents, Brokers & Service (0.7%)
Hartford Financial Services Group, Inc. (The)	27,900	2,748
Lumber & Other Building Materials (1.6%)
Home Depot, Inc. (The)	152,500	6,001
Lumber & Wood Products (1.4%)
Weyerhaeuser Co.	65,400	5,162
Metal Mining (0.1%)
AngloGold Ashanti, Ltd., ADR †	4,400	166
Newmont Mining Corp. †	4,000	156
Motion Pictures (7.3%)
News Corp., Inc.–Class A	226,400	4,802
News Corp., Inc.–Class B †	284,600	6,529
Time Warner, Inc.	340,200	7,158
Walt Disney Co.	244,834	8,359
Oil & Gas Extraction (4.8%)
Anadarko Petroleum Corp.	82,200	4,274
BJ Services Co.	80,000	2,275
GlobalSantaFe Corp.	51,300	3,706

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Legg Mason Partners All Cap 2

Legg Mason Partners All Cap

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Oil & Gas Extraction (continued)
Halliburton Co.	91,400	$3,153
Schlumberger, Ltd.	48,500	4,120
Paper & Allied Products (1.3%)
Kimberly–Clark Corp.	72,900	4,876
Petroleum Refining (2.2%)
Chevron Corp.	39,600	3,336
ConocoPhillips	22,200	1,743
Exxon Mobil Corp.	36,600	3,070
Pharmaceuticals (11.9%)
Abbott Laboratories	161,338	8,640
Bentley Pharmaceuticals, Inc. ‡	2,813	34
GlaxoSmithKline PLC, ADR	105,800	5,541
Johnson & Johnson	108,000	6,655
Lilly (Eli) & Co.	61,400	3,431
Novartis AG, ADR	69,500	3,897
Pfizer, Inc.	270,000	6,904
Wyeth	151,207	8,670
Primary Metal Industries (1.6%)
Alcoa, Inc.	143,049	5,798
Radio & Television Broadcasting (2.6%)
Pearson PLC	567,000	9,590
Retail Trade (2.0%)
Wal-Mart Stores, Inc.	150,000	7,217
Security & Commodity Brokers (4.7%)
American Express Co.	94,600	5,788
Franklin Resources, Inc.	11,400	1,510
Merrill Lynch & Co., Inc.	100,500	8,400
Nuveen Investments, Inc.–Class A	24,081	1,497
Telecommunications (2.3%)
Vodafone Group PLC, ADR	252,994	8,508
Total Common Stocks (cost: $277,155)		366,838
	Principal	Value
SHORT-TERM OBLIGATIONS (0.0%)
Repurchase Agreements (0.0%)
Investors Bank & Trust Co. 3.50%, dated 06/29/2007 to be repurchased at $65 on 07/02/2007 nl	$65	$65
Total Short-Term Obligations (cost: $65)		65

	Principal	Value
SECURITY LENDING COLLATERAL (9.0%)
Debt (8.7%)
Bank Notes (0.7%)
Bank of America
5.27%, due 07/16/2007 *	$545	$545
5.27%, due 08/17/2007 *	909	909
5.30%, due 09/17/2007 *	909	909
Commercial Paper (3.2%)
Barton Capital Corp.–144A 5.30%, due 07/11/2007 5.31%, due 07/12/2007	906 362	906 362
Bear Stearns & Co. 5.44%, due 07/10/2007	91	91
CAFCO LLC–144A 5.32%, due 07/16/2007	361	361
Clipper Receivables Corp. 5.31%, due 07/10/2007	362	362
CRC Funding LLC–144A 5.32%, due 07/16/2007	361	361
Den Danske Bank 5.28%, due 07/09/2007	182	182
Falcon Asset Securitization Corp.–144A 5.31%, due 07/17/2007	378	378
Grampian Funding LLC–144A 5.35%, due 07/18/2007	361	361
Greyhawk Funding LLC–144A 5.29%, due 07/12/2007	364	364
Jupiter Securitization Corp.–144A 5.32%, due 07/26/2007	182	182
Lexington Parker Capital–144A 5.29%, due 07/03/2007	364	364
Liberty Street–144A 5.28%, due 07/02/2007 5.29%, due 07/18/2007 5.33%, due 07/31/2007	364 364 182	364 364 182
Morgan Stanley & Co. 5.45%, due 08/01/2007	182	182
Old Line Funding Corp.–144A 5.32%, due 07/12/2007	361	361
Paradigm Funding LLC–144A 5.31%, due 07/16/2007	360	360
Park Avenue Receivables Corp.–144A 5.32%, due 07/23/2007	905	905
Sheffield Receivables Corp.–144A 5.29%, due 07/06/2007 5.32%, due 07/17/2007	273 905	273 905

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Legg Mason Partners All Cap 3

Legg Mason Partners All Cap

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Paper (continued)
Three Pillars Funding Corp.–144A 5.33%, due 07/25/2007	$905	$905
Variable Funding Capital Corp.–144A 5.31%, due 07/05/2007 5.29%, due 07/11/2007 5.29%, due 07/12/2007	907 905 906	907 905 906
Euro Dollar Overnight (1.3%)
Abbey National PLC 5.28%, due 07/05/2007	454	454
Bank of Montreal 5.29%, due 07/02/2007 5.28%, due 07/03/2007	364 909	364 909
BNP Paribas 5.35%, due 07/02/2007	364	364
Calyon 5.38%, due 07/02/2007	364	364
Marshall & Ilsley Bank 5.29%, due 07/06/2007	504	504
National Australia Bank 5.32%, due 07/02/2007	364	364
Rabobank Netherland 5.33%, due 07/02/2007 5.28%, due 07/05/2007	364 909	364 909
Svenska Handelsbanken 5.30%, due 07/02/2007	264	264
Euro Dollar Terms (1.8%)
Banco Bilbao Vizcaya Argentaria 5.30%, due 08/10/2007	454	454
Bank of Montreal 5.31%, due 08/14/2007	545	545
Bank of Nova Scotia 5.28%, due 07/09/2007 5.29%, due 07/11/2007	273 364	273 364
Barclays 5.30%, due 07/16/2007 5.32%, due 09/04/2007	364 182	364 182
Canadian Imperial Bank of Commerce 5.30%, due 07/30/2007	454	454
Credit Suisse First Boston Corp. 5.29%, due 07/13/2007 5.29%, due 07/18/2007	364 727	364 727
First Tennessee National Corp. 5.30%, due 07/18/2007	182	182

	Principal	Value
Euro Dollar Terms (continued)
Fortis Bank
5.29%, due 07/09/2007	$182	$182
5.30%, due 07/20/2007	454	454
5.30%, due 07/26/2007	364	364
Skandinaviska Enskilda Banken AB 5.29%, due 07/19/2007	273	273
Wells Fargo 5.28%, due 07/12/2007 5.28%, due 07/13/2007	909 454	909 454
Repurchase Agreements (1.7%) ††
Credit Suisse First Boston Corp. 5.42%, dated 06/29/2007 to be repurchased at $940 on 07/02/2007	939	939
Merrill Lynch & Co. 5.34%, dated 06/29/2007 to be repurchased at $3,424 on 07/02/2007	3,422	3,422
Morgan Stanley Dean Witter & Co. 5.37%, dated 06/29/2007 to be repurchased at $761 on 07/02/2007	760	760
Morgan Stanley Dean Witter & Co. 5.43%, dated 06/29/2007 to be repurchased at $1,230 on 07/02/2007	1,229	1,229
	Shares	Value
Investment Companies (0.3%)
Barclays Global Institutional Money Market Fund 1-day yield of 5.25%	545,422	$545
Reserve Primary Money Market Fund 1-day yield of 5.23%	75,634	76
Vanguard Prime Money Market Fund 1-day yield of 5.19%	525,424	525
Total Security Lending Collateral (cost: $33,057)		33,057
Total Investment Securities (cost: $310,277) #		$399,960

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Legg Mason Partners All Cap 4

Legg Mason Partners All Cap

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

†  At June 30, 2007, all or a portion of this security is on loan (see Note 1). The value at June 30, 2007, of all securities on loan is $31,901.

‡  Non-income producing.

n  At June 30, 2007, repurchase agreements excluding collateral for securities on loan are collateralized by a U.S. Government Agency Obligation with an interest rate and maturity date of 8.20% and 11/25/2028, respectively, and with a market value plus accrued interest of $68.

*  Floating or variable rate note. Rate is listed as of June 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $6,464, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 07/03/2007–12/01/2036, respectively.

l  Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund and provides various administrative services on behalf of the Funds. Effective July 2, 2007, Investors Financial Services Corp. was acquired by State Street Corporation.

#  Aggregate cost for federal income tax purposes is $310,912. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $90,234 and $1,186, respectively. Net unrealized appreciation for tax purposes is $89,048.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $10,976 or 3.0% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Legg Mason Partners All Cap 5

Legg Mason Partners All Cap

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $310,277) (including securities loaned of $31,901)	$399,960
Cash	50
Receivables:
Shares sold	31
Interest	5
Income from loaned securities	3
Dividends	786
400,835
Liabilities:
Investment securities purchased	60
Accounts payable and accrued liabilities:
Shares redeemed	311
Management and advisory fees	246
Service fees	3
Administration fees	6
Payable for collateral for securities on loan	33,057
Other	105
33,788
Net Assets	$367,047
Net Assets Consist of:
Capital stock ($.01 par value)	$235
Additional paid-in capital	229,791
Undistributed (accumulated) net investment income (loss)	6,714
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	40,624
Net unrealized appreciation (depreciation) on investment securities	89,683
Net Assets	$367,047
Net Assets by Class:
Initial Class	$353,584
Service Class	13,463
Shares Outstanding:
Initial Class	22,662
Service Class	866
Net Asset Value and Offering Price Per Share:
Initial Class	$15.60
Service Class	15.54

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $64)	$3,630
Interest	98
Income from loaned securities–net	58
3,786
Expenses:
Management and advisory fees	1,497
Printing and shareholder reports	42
Custody fees	23
Administration fees	38
Legal fees	3
Audit fees	9
Trustees fees	6
Service fees:
Service Class	16
Other	4
Total expenses	1,638
Net Investment Income (Loss)	2,148
Net Realized Gain (Loss) from:
Investment securities	22,983
Foreign currency transactions	(2)
22,981
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(3,485)
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	19,496
Net Increase (Decrease) in Net Assets Resulting from Operations	$21,644

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Legg Mason Partners All Cap 6

Legg Mason Partners All Cap

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$2,148	$4,561
Net realized gain (loss) from investment securities and foreign currency transactions	22,981	18,610
Change in unrealized appreciation (depreciation) on investment securities	(3,485)	40,612
	21,644	63,783
Distributions to Shareholders:
From net investment income:
Initial Class	–	(3,581)
Service Class	–	(89)
	–	(3,670)
From net realized gains:
Initial Class	–	(49,991)
Service Class	–	(1,528)
	–	(51,519)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	7,541	24,165
Service Class	1,814	4,192
	9,355	28,357
Dividends and distributions reinvested:
Initial Class	–	53,572
Service Class	–	1,617
	–	55,189
Cost of shares redeemed:
Initial Class	(45,562)	(94,817)
Service Class	(1,892)	(1,874)
	(47,454)	(96,691)
	(38,099)	(13,145)
Net increase (decrease) in net assets	(16,455)	(4,551)
Net Assets:
Beginning of period	383,502	388,053
End of period	$367,047	$383,502
Undistributed (accumulated) net investment income (loss)	$6,714	$4,566

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	499	1,625
Service Class	121	284
	620	1,909
Shares issued–reinvested from distributions:
Initial Class	–	4,068
Service Class	–	123
	–	4,191
Shares redeemed:
Initial Class	(3,004)	(6,322)
Service Class	(127)	(126)
	(3,131)	(6,448)
Net increase (decrease) in shares outstanding:
Initial Class	(2,505)	(629)
Service Class	(6)	281
	(2,511)	(348)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Legg Mason Partners All Cap 7

Legg Mason Partners All Cap

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$14.73	$0.09	$0.78	$0.87	$–	$–	$–	$15.60
	12/31/2006	14.71	0.18	2.26	2.44	(0.16)	(2.26)	(2.42)	14.73
	12/31/2005	14.22	0.10	0.48	0.58	(0.09)	–	(0.09)	14.71
	12/31/2004	13.06	0.07	1.12	1.19	(0.03)	–	(0.03)	14.22
	12/31/2003	9.70	0.04	3.36	3.40	(0.04)	–	(0.04)	13.06
	12/31/2002	13.06	0.06	(3.28)	(3.22)	(0.10)	(0.04)	(0.14)	9.70
Service Class	6/30/2007	14.69	0.07	0.78	0.85	–	–	–	15.54
	12/31/2006	14.68	0.15	2.25	2.40	(0.13)	(2.26)	(2.39)	14.69
	12/31/2005	14.21	0.06	0.48	0.54	(0.07)	–	(0.07)	14.68
	12/31/2004	13.08	0.06	1.10	1.16	(0.03)	–	(0.03)	14.21
	12/31/2003	10.13	0.01	2.94	2.95	–	–	–	13.08

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)	Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover Rate (e)
Initial Class	6/30/2007	5.91%	$353,584	0.87%	1.16%	12%
	12/31/2006	18.56	370,692	0.88	1.22	15
	12/31/2005	4.08	379,373	0.86	0.68	33
	12/31/2004	9.14	611,410	0.87	0.53	36
	12/31/2003	35.15	599,732	0.86	0.32	17
	12/31/2002	(24.71)	308,823	0.91	0.56	134
Service Class	6/30/2007	5.79	13,463	1.12	0.92	12
	12/31/2006	18.29	12,810	1.13	0.99	15
	12/31/2005	3.81	8,680	1.11	0.44	33
	12/31/2004	8.90	7,496	1.13	0.42	36
	12/31/2003	29.12	1,239	1.12	0.14	17

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Legg Mason Partners All Cap (the "Fund") share classes commenced operations as follows:

Initial Class – May 3, 1999
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Legg Mason Partners All Cap 8

Legg Mason Partners All Cap

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Legg Mason Partners All Cap (the "Fund") is part of ATST. The Fund is "non-diversified" under the 1940 Act.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2007 of $7 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $25, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Legg Mason Partners All Cap 9

Legg Mason Partners All Cap

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $500 million of ANA
0.675% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.90% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $20.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Legg Mason Partners All Cap 10

Legg Mason Partners All Cap

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $16. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$43,901
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	74,092
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

These differences are primarily due to differing treatment for items including, but not limited to, wash sales and foreign currency transactions.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Legg Mason Partners All Cap 11

Legg Mason Partners All Cap

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 6.–(continued)

relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Legg Mason Partners All Cap 12

Marsico Growth

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,086.40	0.81%	$4.19
Hypothetical (b)	1,000.00	1,020.78	0.81	4.06
Service Class
Actual	1,000.00	1,084.20	1.06	5.48
Hypothetical (b)	1,000.00	1,019.54	1.06	5.31

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2007

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Marsico Growth 1

Marsico Growth

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.0%)
Aerospace (5.8%)
Boeing Co. (The)	115,120	$11,070
General Dynamics Corp.	109,568	8,570
Lockheed Martin Corp.	171,339	16,128
Air Transportation (2.4%)
FedEx Corp.	133,975	14,867
Amusement & Recreation Services (0.3%)
Station Casinos, Inc.	19,168	1,664
Automotive (3.1%)
Toyota Motor Corp., ADR	153,191	19,284
Beer, Wine & Distilled Beverages (1.6%)
Heineken NV, ADR	330,765	9,714
Business Services (5.1%)
Mastercard, Inc.–Class A †	156,835	26,014
Moody's Corp.	81,964	5,098
Chemicals & Allied Products (3.5%)
Air Products & Chemicals, Inc.	37,279	2,996
Monsanto Co.	238,964	16,140
Praxair, Inc.	33,280	2,396
Commercial Banks (4.4%)
China Merchants Bank Co., Ltd.–Class H	1,391,000	4,235
Industrial & Commercial Bank of China– Class H	20,313,000	11,276
Wells Fargo & Co.	320,719	11,280
Communication (3.9%)
Comcast Corp.–Class A ‡	848,258	23,853
Computer & Data Processing Services (2.8%)
Google, Inc.–Class A ‡	33,424	17,493
Computer & Office Equipment (4.9%)
Apple, Inc. ‡	95,577	11,664
Cisco Systems, Inc. ‡	668,491	18,617
Department Stores (0.6%)
Macy's, Inc.	91,423	3,637
Drug Stores & Proprietary Stores (1.4%)
CVS Caremark Corp.	234,613	8,552
Electronic Components & Accessories (2.2%)
Intel Corp.	555,891	13,208
Engineering & Management Services (2.2%)
Jacobs Engineering Group, Inc. ‡	238,874	13,738
Food & Kindred Products (1.2%)
Kraft Foods, Inc.–Class A	211,718	7,463

	Shares	Value
Hotels & Other Lodging Places (5.1%)
Las Vegas Sands Corp. †‡	140,724	$10,750
MGM Mirage, Inc. †‡	178,355	14,711
Wynn Resorts, Ltd. †	68,579	6,151
Industrial Machinery & Equipment (1.0%)
Baker Hughes, Inc.	34,891	2,935
Cameron International Corp. ‡	44,603	3,188
Insurance (6.0%)
UnitedHealth Group, Inc.	724,841	37,068
Lumber & Other Building Materials (1.3%)
Lowe's Cos., Inc. †	258,279	7,927
Metal Mining (1.1%)
Freeport-McMoRan Copper & Gold, Inc. †	84,402	6,990
Motion Pictures (2.1%)
News Corp., Inc.–Class A	613,656	13,016
Oil & Gas Extraction (4.1%)
Anadarko Petroleum Corp.	57,431	2,986
Apache Corp.	19,939	1,627
Devon Energy Corp.	37,327	2,922
Schlumberger, Ltd.	204,289	17,352
Petroleum Refining (0.5%)
Marathon Oil Corp.	46,856	2,809
Pharmaceuticals (5.3%)
Amylin Pharmaceuticals, Inc. †‡	68,955	2,838
Genentech, Inc. ‡	242,207	18,325
Genzyme Corp. ‡	85,826	5,527
Schering-Plough Corp.	198,570	6,044
Railroads (5.1%)
Burlington Northern Santa Fe Corp.	127,765	10,878
Union Pacific Corp.	180,092	20,738
Real Estate (1.0%)
CB Richard Ellis Group, Inc.–Class A †‡	141,473	5,164
St. Joe Co. (The) †	23,209	1,075
Restaurants (4.7%)
McDonald's Corp.	392,833	19,940
Yum! Brands, Inc.	279,732	9,153
Security & Commodity Brokers (7.0%)
Goldman Sachs Group, Inc. (The)	96,520	20,921
Lehman Brothers Holdings, Inc.	127,329	9,489
UBS AG–Registered	207,620	12,459
Telecommunications (8.3%)
America Movil SAB de CV, Series L, ADR	324,266	20,082
AT&T, Inc.	279,535	11,601

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Marsico Growth 2

Marsico Growth

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Telecommunications (continued)
China Mobile Hong Kong, Ltd.	1,799,500	$19,323
Total Common Stocks (cost: $533,432)		602,946
	Principal	Value
SHORT-TERM OBLIGATIONS (2.4%)
Repurchase Agreements (2.4%)
Investors Bank & Trust Co. 3.50%, dated 06/29/2007 to be repurchased at $14,937 on 07/02/2007 nl	$14,933	$14,933
Total Short-Term Obligations (cost: $14,933)		14,933
SECURITY LENDING COLLATERAL (11.4%)
Debt (11.0%)
Bank Notes (0.8%)
Bank of America 5.27%, due 07/16/2007 * 5.27%, due 08/17/2007 * 5.30%, due 09/17/2007 *	1,160 1,934 1,933	1,160 1,934 1,933
Commercial Paper (4.1%)
Barton Capital Corp.–144A 5.30%, due 07/11/2007 5.31%, due 07/12/2007	1,927 769	1,927 769
Bear Stearns & Co. 5.44%, due 07/10/2007	193	193
CAFCO LLC–144A 5.32%, due 07/16/2007	768	768
Clipper Receivables Corp. 5.31%, due 07/10/2007	769	769
CRC Funding LLC–144A 5.32%, due 07/16/2007	768	768
Den Danske Bank 5.28%, due 07/09/2007	387	387
Falcon Asset Securitization Corp.–144A 5.31%, due 07/17/2007	804	804
Grampian Funding LLC–144A 5.35%, due 07/18/2007	767	767
Greyhawk Funding LLC–144A 5.29%, due 07/12/2007	773	773
Jupiter Securitization Corp.–144A 5.32%, due 07/26/2007	387	387
Lexington Parker Capital–144A 5.29%, due 07/03/2007	773	773
Liberty Street–144A 5.28%, due 07/02/2007 5.29%, due 07/18/2007 5.33%, due 07/31/2007	773 773 387	773 773 387

	Principal	Value
Commercial Paper (continued)
Morgan Stanley & Co. 5.45%, due 08/01/2007	$387	$387
Old Line Funding Corp.–144A 5.32%, due 07/12/2007	769	769
Paradigm Funding LLC–144A 5.31%, due 07/16/2007	766	766
Park Avenue Receivables Corp.–144A 5.32%, due 07/23/2007	1,926	1,926
Sheffield Receivables Corp.–144A 5.29%, due 07/06/2007 5.32%, due 07/17/2007	580 1,924	580 1,924
Three Pillars Funding Corp.–144A 5.33%, due 07/25/2007	1,926	1,926
Variable Funding Capital Corp.–144A 5.31%, due 07/05/2007 5.29%, due 07/11/2007 5.29%, due 07/12/2007	1,930 1,925 1,927	1,930 1,925 1,927
Euro Dollar Overnight (1.7%)
Abbey National PLC 5.28%, due 07/05/2007	967	967
Bank of Montreal 5.29%, due 07/02/2007 5.28%, due 07/03/2007	773 1,933	773 1,933
BNP Paribas 5.35%, due 07/02/2007	774	774
Calyon 5.38%, due 07/02/2007	773	773
Marshall & Ilsley Bank 5.29%, due 07/06/2007	1,073	1,073
National Australia Bank 5.32%, due 07/02/2007	773	773
Rabobank Netherland 5.33%, due 07/02/2007 5.28%, due 07/05/2007	773 1,933	773 1,933
Svenska Handelsbanken 5.30%, due 07/02/2007	562	562
Euro Dollar Terms (2.2%)
Banco Bilbao Vizcaya Argentaria 5.30%, due 08/10/2007	967	967
Bank of Montreal 5.31%, due 08/14/2007	1,160	1,160
Bank of Nova Scotia 5.28%, due 07/09/2007 5.29%, due 07/11/2007	580 773	580 773

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Marsico Growth 3

Marsico Growth

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Barclays
5.30%, due 07/16/2007	$773	$773
5.32%, due 09/04/2007	387	387
Canadian Imperial Bank of Commerce 5.30%, due 07/30/2007	967	967
Credit Suisse First Boston Corp. 5.29%, due 07/13/2007 5.29%, due 07/18/2007	773 1,547	773 1,547
First Tennessee National Corp. 5.30%, due 07/18/2007	387	387
Fortis Bank 5.29%, due 07/09/2007 5.30%, due 07/20/2007 5.30%, due 07/26/2007	387 967 773	387 967 773
Skandinaviska Enskilda Banken AB 5.29%, due 07/19/2007	580	580
Wells Fargo 5.28%, due 07/12/2007 5.28%, due 07/13/2007	1,933 967	1,933 967
Repurchase Agreements (2.2%) ††
Credit Suisse First Boston Corp. 5.42%, dated 06/29/2007 to be repurchased at $1,999 on 07/02/2007	1,998	1,998

	Principal	Value
Repurchase Agreements (continued)
Merrill Lynch & Co. 5.34%, dated 06/29/2007 to be repurchased at $7,282 on 07/02/2007	$7,279	$7,279
Morgan Stanley Dean Witter & Co. 5.37%, dated 06/29/2007 to be repurchased at $1,617 on 07/02/2007	1,617	1,617
Morgan Stanley Dean Witter & Co. 5.43%, dated 06/29/2007 to be repurchased at $2,616 on 07/02/2007	2,615	2,615
	Shares	Value
Investment Companies (0.4%)
Barclays Global Institutional Money Market Fund 1-day yield of 5.25%	1,160,025	$1,160
Reserve Primary Money Market Fund 1-day yield of 5.23%	160,861	161
Vanguard Prime Money Market Fund 1-day yield of 5.19%	1,117,491	1,117
Total Security Lending Collateral (cost: $70,307)		70,307
Total Investment Securities (cost: $618,672) #		$688,186

NOTES TO SCHEDULE OF INVESTMENTS:

†  At June 30, 2007, all or a portion of this security is on loan (see Note 1). The value at June 30, 2007, of all securities on loan is $68,517.

‡  Non-income producing.

n  At June 30, 2007, repurchase agreements excluding collateral for securities on loan are collateralized by U.S. Government Agency Obligations with interest rates and maturity dates ranging from 8.35%–8.38% and 06/25/2024–11/25/2028, respectively, and with a market value plus accrued interest of $15,679.

*  Floating or variable rate note. Rate is listed as of June 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $13,747, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 07/03/2007–12/01/2036, respectively.

l  Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund and provides various administrative services on behalf of the Funds. Effective July 2, 2007, Investors Financial Services Corp. was acquired by State Street Corporation.

#  Aggregate cost for federal income tax purposes is $618,805. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $74,004 and $4,623, respectively. Net unrealized appreciation for tax purposes is $69,381.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $23,342 or 3.8% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Marsico Growth 4

Marsico Growth

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $618,672) (including securities loaned of $68,517)	$688,186
Cash	50
Foreign currency (cost: $42)	42
Receivables:
Investment securities sold	4,715
Shares sold	124
Interest	10
Dividends	433
Dividend reclaims receivable	50
693,610
Liabilities:
Investment securities purchased	7,339
Accounts payable and accrued liabilities:
Shares redeemed	72
Management and advisory fees	384
Service fees	3
Administration fees	10
Payable for collateral for securities on loan	70,307
Other	35
78,150
Net Assets	$615,460
Net Assets Consist of:
Capital stock ($.01 par value)	$521
Additional paid-in capital	529,109
Undistributed (accumulated) net investment income (loss)	1,422
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	14,894
Net unrealized appreciation (depreciation) on investment securities	69,514
Net Assets	$615,460
Net Assets by Class:
Initial Class	$601,587
Service Class	13,873
Shares Outstanding:
Initial Class	50,907
Service Class	1,184
Net Asset Value and Offering Price Per Share:
Initial Class	$11.82
Service Class	11.72

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $133)	$2,382
Interest	776
Income from loaned securities–net	41
3,199
Expenses:
Management and advisory fees	1,957
Printing and shareholder reports	12
Custody fees	23
Administration fees	51
Legal fees	4
Audit fees	9
Trustees fees	7
Service fees:
Service Class	16
Other	4
Total expenses	2,083
Net Investment Income (Loss)	1,116
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	9,285
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	23,833
Net Realized and Unrealized Gain (Loss) on Investment Securities	33,118
Net Increase (Decrease) in Net Assets Resulting from Operations	$34,234

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Marsico Growth 5

Marsico Growth

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$1,116	$307
Net realized gain (loss) from investment securities	9,285	12,314
Change in unrealized appreciation (depreciation) on investment securities	23,833	(2,042)
	34,234	10,579
Distributions to Shareholders:
From net investment income:
Initial Class	–	(235)
	–	(235)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	382,441	43,655
Service Class	2,017	3,333
	384,458	46,988
Dividends and distributions reinvested:
Initial Class	–	235
	–	235
Cost of shares redeemed:
Initial Class	(25,407)	(37,006)
Service Class	(2,031)	(3,347)
	(27,438)	(40,353)
	357,020	6,870
Net increase (decrease) in net assets	391,254	17,214
Net Assets:
Beginning of period	224,206	206,992
End of period	$615,460	$224,206
Undistributed (accumulated) net investment income (loss)	$1,422	$306

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	33,720	4,134
Service Class	180	325
	33,900	4,459
Shares issued–reinvested from distributions:
Initial Class	–	24
	–	24
Shares redeemed:
Initial Class	(2,242)	(3,565)
Service Class	(182)	(327)
	(2,424)	(3,892)
Net increase (decrease) in shares outstanding:
Initial Class	31,478	593
Service Class	(2)	(2)
	31,476	591

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Marsico Growth 6

Marsico Growth

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$10.88	$0.03	$0.91	$0.94	$–	$–	$–	$11.82
	12/31/2006	10.34	0.02	0.53	0.55	(0.01)	–	(0.01)	10.88
	12/31/2005	9.53	0.01	0.81	0.82	(0.01)	–	(0.01)	10.34
	12/31/2004	8.49	0.01	1.03	1.04	–	–	–	9.53
	12/31/2003	6.72	(0.01)	1.78	1.77	–	–	–	8.49
	12/31/2002	9.09	–	(2.36)	(2.36)	(0.01)	–	(0.01)	6.72
Service Class	6/30/2007	10.81	0.01	0.90	0.91	–	–	–	11.72
	12/31/2006	10.28	(0.01)	0.54	0.53	–	–	–	10.81
	12/31/2005	9.50	(0.01)	0.79	0.78	–	–	–	10.28
	12/31/2004	8.48	(0.01)	1.03	1.02	–	–	–	9.50
	12/31/2003	7.06	(0.03)	1.45	1.42	–	–	–	8.48

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2007	8.64%	$601,587	0.81%	0.81%	0.44%	20%
	12/31/2006	5.36	211,386	0.87	0.87	0.17	67
	12/31/2005	8.58	194,775	0.88	0.88	0.15	66
	12/31/2004	12.25	143,150	0.87	0.87	0.15	80
	12/31/2003	26.34	135,376	0.98	0.98	(0.19)	111
	12/31/2002	(25.98)	102,574	1.00	1.06	(0.03)	103
Service Class	6/30/2007	8.42	13,873	1.06	1.06	0.20	20
	12/31/2006	5.16	12,820	1.12	1.12	(0.08)	67
	12/31/2005	8.21	12,217	1.13	1.13	(0.12)	66
	12/31/2004	12.03	5,818	1.10	1.10	(0.07)	80
	12/31/2003	20.11	759	1.25	1.25	(0.47)	111

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Marsico Growth (the "Fund") share classes commenced operations as follows:

Initial Class – May 3, 1999
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of advisory fee waivers, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before advisory fee waivers.

(f)  Annualized.

(g)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Marsico Growth 7

Marsico Growth

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Marsico Growth (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Marsico Growth 8

Marsico Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Recaptured commissions during the six months ended June 30, 2007 of $19 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $18, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2007:

	Net Assets	% of Net Assets
Asset Allocation – Conservative Portfolio	$19,330	3.14%
Asset Allocation – Growth Portfolio	94,001	15.27%
Asset Allocation – Moderate Growth Portfolio	275,114	44.70%
Asset Allocation – Moderate Portfolio	114,470	18.60%
Total	$502,915	81.71%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $250 million of ANA
0.75% of the next $250 million of ANA
0.70% of the next $500 million of ANA
0.60% of ANA over $1 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Marsico Growth 9

Marsico Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $33.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $8. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$440,960
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	94,641
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Marsico Growth 10

Marsico Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 4.–(continued)

with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and post-October loss deferral.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Marsico Growth 11

MFS High Yield

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,030.60	0.81%	$4.08
Hypothetical (b)	1,000.00	1,020.78	0.81	4.06
Service Class
Actual	1,000.00	1,029.30	1.06	5.33
Hypothetical (b)	1,000.00	1,019.54	1.06	5.31

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Bond Credit Quality (Moodys Ratings)
At June 30, 2007

This chart shows the percentage breakdown by bond credit quality (Moodys ratings) of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

MFS High Yield 1

MFS High Yield

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
(continued)

Credit	Rating	Description
	A3	Upper medium grade obligations. Interest payments and principal are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

	Aa2	High grade obligations. Strong capacity to pay interest and repay principal.

	Aa3	High grade obligations. Strong capacity to pay interest and repay principal.

	Aaa	Prime grade obligations. Exceptional financial security and ability to meet senior financial obligations.

	B1	Moderate vulnerability to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.

	B2	More vulnerable to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.

	B3	Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

	Ba1	Moderate vulnerability in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

	Ba2	Vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

	Ba3	More vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

	Baa1	Medium grade obligations. Interest payments and principal security are adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

	Baa2	Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

	Baa3	Medium grade obligations. Interest payments and principal security are not as adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

	Caa1	Highly vulnerable may be in default on their policyholder obligations or there may be present elements of danger with respect to payment of policyholder obligations and claims.

	Caa2	Extremely vulnerable may be in default on their policyholder obligations or there may be present elements of danger with respect to payment of policyholder obligations and claims.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

MFS High Yield 2

MFS High Yield

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal		Value
FOREIGN GOVERNMENT OBLIGATIONS (3.3%)
Argentine Republic
5.48%, due 08/03/2012 *		$773	$752
7.00%, due 09/12/2013		900	855
8.28%, due 12/31/2033		464	448
Republic of Brazil 6.00%, due 01/17/2017 8.00%, due 01/15/2018 8.88%, due 10/14/2019		125 901 187	122 990 227
Republic of Colombia
7.16%, due 11/16/2015 *		410	449
9.85%, due 06/28/2027	COP	166,000	89
Republic of El Salvador, Reg S 8.25%, due 04/10/2032		950	1,164
Republic of Indonesia, Reg S 8.50%, due 10/12/2035		826	985
Republic of Panama 6.70%, due 01/26/2036		652	665
Republic of the Philippines 9.38%, due 01/18/2017 9.50%, due 02/02/2030		810 211	974 275
Republic of Turkey 11.50%, due 01/23/2012 6.88%, due 03/17/2036		850 600	1,021 568
Republic of Uruguay 9.25%, due 05/17/2017		750	896
Republic of Venezuela 6.00%, due 12/09/2020		25	20
Republic of Venezuela, Reg S 7.00%, due 12/01/2018		392	346
Russian Federation 12.75%, due 06/24/2028		190	335
United Mexican States 6.75%, due 09/27/2034		398	424
Total Foreign Government Obligations (cost: $11,180)			11,605
MORTGAGE-BACKED SECURITIES (1.2%)
Arcap REIT, Inc., Series 2004-RR3, Class H–144A 6.10%, due 09/21/2045		1,515	1,321
CW Capital Cobalt, Ltd., Series 2006-2A, Class G–144A 6.86%, due 04/26/2050 *§		500	484
First Union National Bank Commercial Mortgage, Series 2000-C2, Class H–144A 6.75%, due 10/15/2032		1,305	1,324

	Principal	Value
Morgan Stanley Capital I, Series 2004-RR, Class FX–144A 1.48%, due 04/28/2039 *(a)	$10,481	$558
Wachovia CRE CDO, Series 2006-1A, Class G–144A 6.71%, due 09/25/2026 *§	432	420
Total Mortgage-Backed Securities (cost: $4,175)		4,107
ASSET-BACKED SECURITIES (1.4%)
Airlie LCDO AVIV LCDO 2006-3, Ltd., Series 2006-3A, Class D–144A 7.25%, due 12/22/2011 *§	832	827
Babson Collateralized Loan Obligation, Ltd. 2003-I, Series 2006-1A, Class D–144A 6.86%, due 07/15/2018 *	785	759
Crest, Ltd., Series 2004-1A, Class G2–144A 7.00%, due 01/28/2040	1,422	1,288
CW Capital Cobalt, Ltd., Series 2005-1A, Class F2–144A 6.23%, due 05/25/2045	1,112	1,006
CW Capital Cobalt, Ltd., Series 2006-2A, Class F–144A 6.66%, due 04/26/2050 *§	500	487
Falcon Franchise Loan LLC, Series 2003-1, Class IO–144A 4.10%, due 01/05/2025 *§(a)	3,327	527
Total Asset-Backed Securities (cost: $5,078)		4,894
CORPORATE DEBT SECURITIES (80.9%)
Aerospace (1.3%)
Bombardier, Inc.–144A 8.00%, due 11/15/2014	1,761	1,823
DRS Technologies, Inc. 7.63%, due 02/01/2018	1,000	1,010
Vought Aircraft Industries, Inc. 8.00%, due 07/15/2011 †	1,620	1,612
Agriculture (0.3%)
Michael Foods, Inc. 8.00%, due 11/15/2013	1,165	1,177
Air Transportation (1.1%)
Bristow Group, Inc., Senior Note–144A 7.50%, due 09/15/2017	690	692
Continental Airlines, Inc. 6.90%, due 01/02/2017 6.75%, due 03/15/2017 6.80%, due 08/02/2018 7.57%, due 03/15/2020	507 456 816 1,559	499 447 795 1,563

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

MFS High Yield 3

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Amusement & Recreation Services (0.8%)
Cap Cana, Reg S 9.63%, due 11/03/2013	$183	$190
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.–144A 10.25%, due 06/15/2015	185	182
Great Canadian Gaming Corp., Senior Subordinated Note–144A 7.25%, due 02/15/2015	290	289
Greektown Holdings–144A 10.75%, due 12/01/2013	650	689
Pinnacle Entertainment, Inc. 8.25%, due 03/15/2012	250	257
Tropicana Entertainment, Senior Subordinated Note–144A 9.63%, due 12/15/2014	1,195	1,150
Apparel & Accessory Stores (0.9%)
Claires Stores, Inc., Senior Note–144A 9.25%, due 06/01/2015 †	1,240	1,178
Claire's Stores, Inc., Senior Note–144A 10.50%, due 06/01/2017 §	495	452
Payless Shoesource, Inc. 8.25%, due 08/01/2013	1,365	1,389
Apparel Products (0.2%)
Levi Strauss & Co. 9.75%, due 01/15/2015	620	663
Automotive (3.5%)
Ford Motor Co. 7.45%, due 07/16/2031 †	995	795
General Motors Acceptance Corp. 6.75%, due 12/01/2014 8.00%, due 11/01/2031	4,223 970	4,044 992
General Motors Acceptance Corp., Global Note 6.88%, due 09/15/2011	2,973	2,924
General Motors Corp. 8.38%, due 07/15/2033 †	3,799	3,467
Business Credit Institutions (0.4%)
Qwest Capital Funding, Inc. 7.25%, due 02/15/2011 †	1,295	1,289
Business Services (0.6%)
KI Holdings, Inc. 0.00%, due 11/15/2014 (b)	2,279	1,949

	Principal		Value
Chemicals & Allied Products (2.8%)
Equistar Chemicals, LP/Equistar
Funding Corp.
10.13%, due 09/01/2008		$925	$962
10.63%, due 05/01/2011		272	286
Innophos, Inc. 8.88%, due 08/15/2014		1,895	1,961
JohnsonDiversey, Inc. 9.63%, due 05/15/2012		3,020	3,152
Mosaic Global Holdings, Inc., Senior Note–144A 7.63%, due 12/01/2016 †		1,955	1,999
Nalco Co. 8.88%, due 11/15/2013		1,400	1,452
Commercial Banks (1.1%)
Banco Hipotecario SA–144A 11.25%, due 06/21/2010 *§		100	99
HSBK Europe BV–144A 7.25%, due 05/03/2017 †		1,086	1,124
ICICI Bank, Ltd., Subordinated Note–144A 6.38%, due 04/30/2022 (c)		101	96
JPMorgan Chase & Co. Zero Coupon, due 05/18/2009	BRL	2,594	1,341
Russian Standard Finance SA for Russian Standard Bank, Senior Note, Reg S 7.50%, due 10/07/2010		1,127	1,089
Communication (2.0%)
CCH I LLC 11.00%, due 10/01/2015		1,345	1,404
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75%, due 11/15/2013		2,210	2,249
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp., Senior Note 10.25%, due 09/15/2010		1,180	1,233
CSC Holdings, Inc., Senior Note 6.75%, due 04/15/2012		2,175	2,066
Communications Equipment (2.1%)
Intelsat Bermuda, Ltd., Senior Note 11.25%, due 06/15/2016		3,910	4,379
Intelsat Intermediate Holding Co., Ltd., Senior Note 0.00%, due 02/01/2015 (d)		485	399
L-3 Communications Corp. 6.13%, due 01/15/2014 5.88%, due 01/15/2015		495 1,525	467 1,414

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

MFS High Yield 4

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Communications Equipment (continued)
Nortel Networks, Ltd., Senior Note–144A 10.75%, due 07/15/2016	$795	$878
Department Stores (0.4%)
Neiman-Marcus Group, Inc. (PIK) 9.00%, due 10/15/2015	1,250	1,337
Drug Stores & Proprietary Stores (0.3%)
Rite Aid Corp., Senior Note–144A 9.50%, due 06/15/2017 †	1,060	1,018
Electric Services (5.2%)
AES Corp. (The), Senior Note 9.38%, due 09/15/2010	1,560	1,659
Edison Mission Energy, Senior Note–144A 7.00%, due 05/15/2017 7.63%, due 05/15/2027	4,165 425	3,926 402
Empresa Nacional de Electricidad SA 8.35%, due 08/01/2013	1,188	1,326
Enersis SA 7.38%, due 01/15/2014	511	542
Inergy, LP/Inergy Finance Corp., Senior Note 6.88%, due 12/15/2014	1,130	1,071
Majapahit Holding BV–144A 7.25%, due 06/28/2017 § 7.88%, due 06/29/2037 §	262 748	256 739
Mirant Americas Generation LLC, Senior Note 8.30%, due 05/01/2011	800	826
Mirant North America LLC, Senior Note 7.38%, due 12/31/2013	1,640	1,677
NRG Energy, Inc. 7.38%, due 02/01/2016	3,965	3,975
Reliant Energy, Inc., Senior Note 7.88%, due 06/15/2017 †	1,800	1,750
Electronic & Other Electric Equipment (0.4%)
Jarden Corp., Senior Subordinated Note 7.50%, due 05/01/2017	1,060	1,047
Vitro SA de CV, Senior Note–144A 9.13%, due 02/01/2017	375	384
Electronic Components & Accessories (2.1%)
Avago Technologies Finance Pte/Avago Technologies US/Avago Technologies Wireless, Senior Subordiated Note 11.88%, due 12/01/2015 †	1,060	1,185
Freescale Semiconductor, Inc.–144A 10.13%, due 12/15/2016 †	3,670	3,450
NXP BV / NXP Funding LLC, Senior Note 9.50%, due 10/15/2015 †	615	606

	Principal	Value
Electronic Components & Accessories (continued)
NXP BV / NXP Funding LLC, Senior Secured Note 7.88%, due 10/15/2014	$790	$778
Spansion LLC–144A 11.25%, due 01/15/2016 §†	1,205	1,241
Food & Kindred Products (0.6%)
B&G Foods, Inc. 8.00%, due 10/01/2011	1,105	1,105
Del Monte Corp., Senior Subordinated Note 6.75%, due 02/15/2015	1,205	1,148
Food Stores (0.3%)
Jitney-Jungle Stores Of America 10.38%, due 09/15/2007 m	10	—	o
Stater Brothers Holdings, Senior Note–144A 7.75%, due 04/15/2015	1,065	1,068
Furniture & Fixtures (0.0%)
Vitro SA de CV, Senior Note–144A 8.63%, due 02/01/2012	57	58
Gas Production & Distribution (2.3%)
Atlas Pipeline Partners, LP, Senior Note 8.13%, due 12/15/2015	1,660	1,656
Intergas Finance BV–144A 6.38%, due 05/14/2017	428	410
Morgan Stanley Bank AG for OAO Gazprom, Reg S 9.63%, due 03/01/2013	630	728
Morgan Stanley Bank AG for OAO Gazprom–144A 9.63%, due 03/01/2013	920	1,066
Transcontinental Gas Pipe Line Corp., Series B 7.00%, due 08/15/2011	715	740
Williams Cos., Inc. 7.13%, due 09/01/2011 8.75%, due 03/15/2032	858 1,000	879 1,157
Williams Partners LP/Williams Partners Finance Corp., Senior Note 7.25%, due 02/01/2017	1,405	1,412
Health Services (4.0%)
Community Health Systems, Inc., Senior Note–144A 8.88%, due 07/15/2015 §	2,065	2,093
Davita, Inc. 6.63%, due 03/15/2013 7.25%, due 03/15/2015	1,140 2,285	1,113 2,256
HCA, Inc. 6.38%, due 01/15/2015	2,325	1,976

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

MFS High Yield 5

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Health Services (continued)
HCA, Inc., Senior Note–144A 9.25%, due 11/15/2016	$2,705	$2,881
Healthsouth Corp., Senior Note 10.75%, due 06/15/2016	905	982
Psychiatric Solutions, Inc. 7.75%, due 07/15/2015	2,040	2,017
Tenet Healthcare Corp., Senior Note 9.25%, due 02/01/2015	825	784
Holding & Other Investment Offices (2.2%)
Bonten Media Acquisition Co., Senior Note, (PIK)–144A 9.00%, due 06/01/2015	1,345	1,311
Cerveceria Nacional Dominicana C por A 8.00%, due 03/27/2014	100	103
JSG Funding PLC, Senior Subordinated Note 7.75%, due 04/01/2015	170	170
NTL Cable PLC, Senior Note 9.13%, due 08/15/2016	1,603	1,679
Petroleos de Venezuela 5.25%, due 04/12/2017	568	432
Sungard Data Systems, Inc., Senior Subordinated Note 10.25%, due 08/15/2015 †	2,130	2,252
Visant Holding Corp., Senior Note 8.75%, due 12/01/2013	1,550	1,612
Hotels & Other Lodging Places (3.8%)
Harrahs Operating Co., Inc. 5.75%, due 10/01/2017	3,635	2,908
Majestic Star Casino LLC/ Majestic Star Casino Capital Corp. II, Senior Note 9.75%, due 01/15/2011	1,850	1,790
Mandalay Resort Group 9.38%, due 02/15/2010	1,050	1,108
MGM Mirage 8.50%, due 09/15/2010 8.38%, due 02/01/2011 5.88%, due 02/27/2014	765 3,420 1,020	800 3,497 923
Station Casinos, Inc. 6.50%, due 02/01/2014	1,525	1,350
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.63%, due 12/01/2014	815	785
Industrial Machinery & Equipment (1.1%)
Blount, Inc., Senior Subordinated Note 8.88%, due 08/01/2012	1,305	1,318

	Principal	Value
Industrial Machinery & Equipment (continued)
Case New Holland, Inc., Senior Note 7.13%, due 03/01/2014	$2,555	$2,587
Instruments & Related Products (0.8%)
Advanced Medical Optics, Inc., Senior Subordinated Note–144A 7.50%, due 05/01/2017	1,310	1,238
Cooper Cos. (The), Inc., Senior Note–144A 7.13%, due 02/15/2015	1,625	1,609
Insurance (0.2%)
Centene Corp., Senior Note–144A 7.25%, due 04/01/2014 §	770	758
Insurance Agents, Brokers & Service (0.3%)
USI Holdings Corp., Senior Subordinated Note–144A 9.75%, due 05/15/2015	1,050	1,045
Lumber & Other Building Materials (0.9%)
Builders FirstSource, Inc. 9.61%, due 02/15/2012 *	945	957
Nortek, Inc. 8.50%, due 09/01/2014	1,515	1,443
Ply Gem Industries, Inc., Senior Subordinated Note 9.00%, due 02/15/2012 †	685	616
Management Services (0.5%)
US Oncology, Inc. 10.75%, due 08/15/2014 †	1,770	1,894
Manufacturing Industries (0.2%)
Koppers, Inc., Senior Secured Note 9.88%, due 10/15/2013	590	630
Medical Instruments & Supplies (0.4%)
Universal Hospital Services, Inc. (PIK)–144A 8.50%, due 06/01/2015	1,020	1,010
Universal Hospital Services, Inc.–144A 8.76%, due 06/01/2015 *	290	290
Metal Mining (2.1%)
Corp. Nacional del Cobre de Chile–CODELCO, Note, Reg S 5.63%, due 09/21/2035	1,563	1,443
FMG Finance Property, Ltd., Senior Note–144A 10.63%, due 09/01/2016	1,400	1,666

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

MFS High Yield 6

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Metal Mining (continued)
Freeport-McMoRan Copper & Gold, Inc.,
Senior Note
8.25%, due 04/01/2015	$1,295	$1,366
8.38%, due 04/01/2017	2,795	2,984
Mining (1.3%)
Arch Western Finance LLC, Guaranteed Senior Note 6.75%, due 07/01/2013	2,615	2,510
Peabody Energy Corp. 5.88%, due 04/15/2016	1,200	1,122
Peabody Energy Corp., Senior Note 7.38%, due 11/01/2016	960	979
Mortgage Bankers & Brokers (3.4%)
C10 Capital SPV, Ltd.–144A 6.72%, due 12/31/2016 (c)(e)	161	157
CenterCredit International BV–144A 8.63%, due 01/30/2014 §	848	834
El Paso Performance-Linked Trust–144A 7.75%, due 07/15/2011	1,540	1,586
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., Senior Subordinated Note–144A 9.75%, due 04/01/2017 †	2,600	2,717
ISA Capital do Brasil SA, Senior Note–144A 7.88%, due 01/30/2012 8.80%, due 01/30/2017	353 646	361 691
KAR Holdings, Inc., Senior Subordinated Note–144A 10.00%, due 05/01/2015	2,530	2,467
Momentive Performance Materials, Inc., Senior Subordinated Note–144A 11.50%, due 12/01/2016 †	1,925	1,944
TNK-BP Finance SA–144A 7.50%, due 07/18/2016	927	956
Vanguard Health Holding Co. II LLC, Senior Subordinated Note 9.00%, due 10/01/2014	210	208
Motion Pictures (0.4%)
AMC Entertainment, Inc. 8.00%, due 03/01/2014	415	407
AMC Entertainment, Inc., Senior Subordinated Note 11.00%, due 02/01/2016 †	980	1,083

	Principal	Value
Motor Vehicles, Parts & Supplies (0.4%)
TRW Automotive, Inc., Senior Note–144A
7.00%, due 03/15/2014	$1,295	$1,233
7.25%, due 03/15/2017	190	181
Oil & Gas Extraction (5.8%)
Basic Energy Services, Inc., Senior Note 7.13%, due 04/15/2016	1,955	1,867
Chaparral Energy, Inc., Senior Note–144A 8.88%, due 02/01/2017	1,470	1,452
Chesapeake Energy Corp. 7.00%, due 08/15/2014	887	880
6.38%, due 06/15/2015	575	548
6.88%, due 01/15/2016	880	860
Cimarex Energy Co., Senior Note 7.13%, due 05/01/2017 §	1,105	1,077
Compagnie Generale de Geophysique-Veritas, Senior Note 7.75%, due 05/15/2017	1,655	1,676
Forest Oil Corp., Senior Note, 144A 7.25%, due 06/15/2019 § †	900	873
Gaz Capital for Gazprom (MTN), Reg S 6.21%, due 11/22/2016	439	428
Gaz Capital for Gazprom–144A 6.51%, due 03/07/2022	830	819
Hanover Compressor Co. 9.00%, due 06/01/2014	970	1,026
Hilcorp Energy I, LP/Hilcorp Finance Co., Senior Note–144A 7.75%, due 11/01/2015 9.00%, due 06/01/2016	545 1,225	529 1,268
Mariner Energy, Inc., Senior Note 8.00%, due 05/15/2017	1,160	1,151
Newfield Exploration Co. 6.63%, due 09/01/2014	1,675	1,616
Pemex Project Funding Master Trust 8.63%, due 02/01/2022	353	434
Petroleum Co of Trinidad & Tobago, Ltd.–144A 6.00%, due 05/08/2022	763	741
Plains Exploration & Production Co., Senior Note 7.00%, due 03/15/2017	1,505	1,426
Quicksilver Resources, Inc. 7.13%, due 04/01/2016	1,690	1,631
Paper & Allied Products (1.5%)
Buckeye Technologies, Inc. 8.50%, due 10/01/2013	2,525	2,582

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

MFS High Yield 7

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Paper & Allied Products (continued)
MDP Acquisitions PLC 9.63%, due 10/01/2012	$174	$182
Millar Western Forest Products, Ltd. 7.75%, due 11/15/2013	1,475	1,270
Playtex Products, Inc. 9.38%, due 06/01/2011	1,210	1,243
Paperboard Containers & Boxes (1.3%)
Berry Plastics Holding Corp., Senior Note 8.88%, due 09/15/2014	1,100	1,114
Graham Packaging Co., Inc., Senior Subordinated Note 9.88%, due 10/15/2014 †	1,005	1,016
Greif, Inc., Senior Note 6.75%, due 02/01/2017	1,025	1,002
Jefferson Smurfit-Stone Container Corp. 8.25%, due 10/01/2012	1,297	1,287
Personal Credit Institutions (2.5%)
Ford Motor Credit Co. 8.63%, due 11/01/2010 8.11%, due 01/13/2012 * 8.00%, due 12/15/2016	1,275 1,110 530	1,295 1,107 508
Ford Motor Credit Co., Series WI 9.75%, due 09/15/2010	5,700	5,952
Personal Services (1.0%)
Service Corp International/US, Senior Note–144A 6.75%, due 04/01/2015	395	381
Service Corp. International, Senior Note 7.00%, due 06/15/2017	2,195	2,091
Service Corp. International/US, Senior Note 7.38%, due 10/01/2014	895	899
Primary Metal Industries (0.8%)
Chaparral Steel Co. 10.00%, due 07/15/2013	1,500	1,637
PNA Group, Inc., Senior Note–144A 10.75%, due 09/01/2016	1,035	1,128
Printing & Publishing (3.5%)
ACCO Brands Corp. 7.63%, due 08/15/2015	1,585	1,557
American Media Operations, Inc., Guaranteed Senior Subordinated Note, Series B 10.25%, due 05/01/2009 †	1,850	1,758
Dex Media, Inc. 0.00%, due 11/15/2013 (f) 0.00%, due 11/15/2013 (f)	2,095 2,000	1,972 1,883

	Principal	Value
Printing & Publishing (continued)
Idearc, Inc., Senior Note 8.00%, due 11/15/2016	$2,420	$2,444
Nielsen Finance LLC/Nielsen Finance Co., Senior Subordinated Note–144A 0.00%, due 08/01/2016 †(e)	565	398
RH Donnelley Corp., Senior Note 8.88%, due 01/15/2016	2,230	2,319
Public Administration (0.9%)
Autopistas del Sol SA–144A 11.50%, due 05/23/2017	570	589
Corrections Corp. of America, Senior Note 6.25%, due 03/15/2013	1,120	1,075
Geo Group (The), Inc. 8.25%, due 07/15/2013	1,370	1,413
Radio & Television Broadcasting (3.4%)
Allbritton Communications Co. 7.75%, due 12/15/2012	1,808	1,817
CanWest MediaWorks, LP, Senior Note–144A 9.25%, due 08/01/2015	720	720
Clear Channel Communications, Inc. 5.50%, due 09/15/2014	3,175	2,713
Grupo Televisa SA de CV, Senior Note 8.50%, due 03/11/2032	890	1,079
ION Media Networks, Inc.,Senior Note–144A 11.61%, due 01/15/2013 *	1,485	1,537
Umbrella Acquistion, Inc.,Senior Note–144A 9.75%, due 03/15/2015 †	4,085	4,034
Real Estate (0.7%)
Realogy Corp, Senior Note–144A 10.50%, due 04/15/2014 †	640	610
Realogy Corp., Senior Subordinated Note, 144A 12.38%, due 04/15/2015 †	2,140	1,953
Restaurants (0.4%)
Aramark Corp., Senior Note–144A 8.50%, due 02/01/2015	1,500	1,526
Retail Trade (0.7%)
AmeriGas Partners, LP/AmeriGas Eagle Finance Corp. 7.13%, due 05/20/2016	1,085	1,066
Michaels Stores, Inc., Senior Subordinated Note–144A 11.38%, due 11/01/2016 †	1,470	1,536

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

MFS High Yield 8

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Rubber & Misc. Plastic Products (0.8%)
Goodyear Tire & Rubber Co. (The) 9.00%, due 07/01/2015 †	$1,713	$1,846
NTK Holdings, Inc., Senior Note 0.00%, due 03/01/2014 †(g)	1,151	834
Stone, Clay & Glass Products (1.1%)
Owens-Brockway 8.25%, due 05/15/2013	3,575	3,700
Telecommunications (3.3%)
Centennial Cellular Operating Co./Centennial Communications Corp. 10.13%, due 06/15/2013	555	595
Centennial Communications Corp. 10.00%, due 01/01/2013	395	424
Cincinnati Bell, Inc. 8.38%, due 01/15/2014	1,715	1,732
Citizens Communications Co. 9.25%, due 05/15/2011	1,089	1,176
Globo Comunicacoes e Participacoes SA–144A 7.25%, due 04/26/2022 §	572	553
MetroPCS Wireless, Inc., Senior Note–144A 9.25%, due 11/01/2014 †	485	501
Nordic Telephone Co. Holdings ApS, Senior Note–144A 8.88%, due 05/01/2016	785	832
Qwest Corp. 7.88%, due 09/01/2011 8.88%, due 03/15/2012	650 1,240	678 1,336
Time Warner Telecom Holdings, Inc. 9.25%, due 02/15/2014	1,070	1,134
Wind Acquisition Finance SA–144A 10.75%, due 12/01/2015	1,910	2,192
Windstream Corp., Senior Note 8.63%, due 08/01/2016 7.00%, due 03/15/2019	235 355	249 339
Textile Mill Products (0.5%)
Interface, Inc. 10.38%, due 02/01/2010	1,550	1,666
Interface, Inc., Series B 9.50%, due 02/01/2014	200	216
Transportation & Public Utilities (0.6%)
Hertz, Corp., Senior Note 8.88%, due 01/01/2014	2,075	2,163
Water Transportation (0.4%)
Gulfmark Offshore, Inc. 7.75%, due 07/15/2014	605	611

	Principal	Value
Water Transportation (continued)
Stena AB 7.00%, due 12/01/2016	$783	$783
Wholesale Trade Durable Goods (0.7%)
Buhrmann US, Inc. 7.88%, due 03/01/2015	1,210	1,192
Omnicare, Inc. 6.88%, due 12/15/2015	630	599
Varietal Distribution Merger Sub, Inc., Senior Note, (PIK)–144A 10.25%, due 07/15/2015 §	845	843
Wholesale Trade Nondurable Goods (0.3%)
Supervalu, Inc., Senior Note 7.50%, due 11/15/2014	1,155	1,184
Total Corporate Debt Securities (cost: $282,994)		283,674
LOAN ASSIGNMENTS (8.3%)
Agriculture (0.4%)
Dole Food Co., Inc. 5.23%, due 04/12/2013 7.47%, due 04/12/2013 7.55%, due 04/12/2013	130 965 289	130 962 288
Amusement & Recreation Services (0.6%)
Copa Casino of Mississippi LLC 10.34%, due 06/14/2012	2,075	2,090
Automotive (1.3%)
Dayco Products LLC 11.10%, due 12/31/2011	1,224	1,233
Ford Motor Co. 8.36%, due 12/16/2013	3,169	3,186
Communication (0.9%)
Charter Communications Operating LLC 7.36%, due 04/28/2014	954	947
CSC Holdings, Inc. 7.07%, due 03/29/2013	1,232	1,232
MediaCom LLC Group 6.86%, due 09/30/2012	1,101	1,093
Electric, Gas & Sanitary Services (0.4%)
Allied Waste Industries, Inc. 5.33%, due 03/28/2014 7.09%, due 03/28/2014	496 868	498 871

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

MFS High Yield 9

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Health Services (0.9%)
Community Health Systems, Inc.
2.25%, due 07/25/2014	$66	$—	o
7.36%, due 07/25/2014	992	995
HCA, Inc. 7.61%, due 11/18/2013	2,079	2,091
Holding & Other Investment Offices (0.5%)
Celanese U.S. Holdings LLC 7.10%, due 04/02/2014	1,870	1,876
Lumber & Other Building Materials (0.1%)
Building Materials Corp. of America 11.13%, due 09/15/2014	451	444
Paper & Allied Products (1.1%)
Altivity Packaging LLC 10.32%, due 12/30/2013 10.32%, due 12/30/2013	1,114 356	1,135 363
Georgia-Pacific Corp. 7.11%, due 12/20/2012 7.11%, due 12/20/2012	137 2,106	138 2,113
Printing & Publishing (1.1%)
Idearc, Inc. 7.36%, due 11/17/2014	1,868	1,878
Nielsen Finance LLC 7.61%, due 08/09/2013	1,772	1,785
Radio & Television Broadcasting (0.2%)
Gray Television, Inc. 6.85%, due 12/31/2014	838	836
Retail Trade (0.4%)
Michaels Stores, Inc. 7.63%, due 10/31/2013	1,495	1,482
Wholesale Trade Nondurable Goods (0.4%)
Dean Foods Co. 6.86%, due 04/02/2014	1,422	1,422
Total Loan Assignments (cost: $28,987)		29,088
	Shares	Value
PREFERRED STOCKS (0.0%)
Holding & Other Investment Offices (0.0%)
HRPT Properties Trust REIT ‡	2,025	$51
Total Preferred Stocks (cost: $55)		51
COMMON STOCKS (1.8%)
Commercial Banks (0.1%)
Bank of America Corp.	3,300	161
JP Morgan Chase & Co.	3,300	160

	Shares	Value
Communication (0.4%)
Comcast Corp.–Class A ‡	31,200	$878
Time Warner Cable, Inc.–Class A †‡	16,700	654
Electronic Components & Accessories (0.1%)
Intel Corp.	14,600	347
Gas Production & Distribution (0.1%)
Williams Cos., Inc. (The)	13,400	424
Health Services (0.1%)
Omnicare, Inc.	11,200	404
Lumber & Wood Products (0.1%)
Louisiana-Pacific Corp. †	14,800	280
Mining (0.3%)
Foundation Coal Holdings, Inc.	26,530	1,078
Oil & Gas Extraction (0.1%)
Chesapeake Energy Corp.	7,000	242
Petroleum Refining (0.1%)
Chevron Corp.	4,300	362
Pharmaceuticals (0.1%)
Johnson & Johnson	5,300	327
Retail Trade (0.1%)
Central Garden and Pet Co. ‡	13,400	164
Telecommunications (0.2%)
Windstream Corp.	47,700	704
Total Common Stocks (cost: $5,823)		6,185
	Principal	Value
SECURITY LENDING COLLATERAL (12.4%)
Debt (12.0%)
Bank Notes (0.9%)
Bank of America
5.27%, due 07/16/2007 *	$719	$719
5.27%, due 08/17/2007 *	1,198	1,198
5.30%, due 09/17/2007 *	1,198	1,198
Commercial Paper (4.4%)
Barton Capital Corp.–144A 5.30%, due 07/11/2007 5.31%, due 07/12/2007	1,194 476	1,194 476
Bear Stearns & Co. 5.44%, due 07/10/2007	120	120
CAFCO LLC–144A 5.32%, due 07/16/2007	476	476
Clipper Receivables Corp. 5.31%, due 07/10/2007	477	477

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

MFS High Yield 10

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Paper (continued)
CRC Funding LLC–144A 5.32%, due 07/16/2007	$476	$476
Den Danske Bank 5.28%, due 07/09/2007	239	239
Falcon Asset Securitization Corp.–144A 5.31%, due 07/17/2007	498	498
Grampian Funding LLC–144A 5.35%, due 07/18/2007	475	475
Greyhawk Funding LLC–144A 5.29%, due 07/12/2007	479	479
Jupiter Securitization Corp.–144A 5.32%, due 07/26/2007	239	239
Lexington Parker Capital–144A 5.29%, due 07/03/2007	479	479
Liberty Street–144A 5.28%, due 07/02/2007 5.29%, due 07/18/2007 5.33%, due 07/31/2007	479 479 239	479 479 239
Morgan Stanley & Co. 5.45%, due 08/01/2007	239	239
Old Line Funding Corp.–144A 5.32%, due 07/12/2007	476	476
Paradigm Funding LLC–144A 5.31%, due 07/16/2007	474	474
Park Avenue Receivables Corp.–144A 5.32%, due 07/23/2007	1,193	1,193
Sheffield Receivables Corp.–144A 5.29%, due 07/06/2007 5.32%, due 07/17/2007	359 1,192	359 1,192
Three Pillars Funding Corp.–144A 5.33%, due 07/25/2007	1,193	1,193
Variable Funding Capital Corp.–144A 5.31%, due 07/05/2007 5.29%, due 07/11/2007 5.29%, due 07/12/2007	1,195 1,192 1,194	1,195 1,192 1,194
Euro Dollar Overnight (1.8%)
Abbey National PLC 5.28%, due 07/05/2007	599	599
Bank of Montreal 5.29%, due 07/02/2007 5.28%, due 07/03/2007	479 1,198	479 1,198
BNP Paribas 5.35%, due 07/02/2007	479	479
Calyon 5.38%, due 07/02/2007	479	479

	Principal	Value
Euro Dollar Overnight (continued)
Marshall & Ilsley Bank 5.29%, due 07/06/2007	$664	$664
National Australia Bank 5.32%, due 07/02/2007	479	479
Rabobank Netherland 5.33%, due 07/02/2007 5.28%, due 07/05/2007	479 1,198	479 1,198
Svenska Handelsbanken 5.30%, due 07/02/2007	348	348
Euro Dollar Terms (2.5%)
Banco Bilbao Vizcaya Argentaria 5.30%, due 08/10/2007	599	599
Bank of Montreal 5.31%, due 08/14/2007	719	719
Bank of Nova Scotia 5.28%, due 07/09/2007 5.29%, due 07/11/2007	359 479	359 479
Barclays 5.30%, due 07/16/2007 5.32%, due 09/04/2007	479 239	479 239
Canadian Imperial Bank of Commerce 5.30%, due 07/30/2007	599	599
Credit Suisse First Boston Corp. 5.29%, due 07/13/2007 5.29%, due 07/18/2007	479 958	479 958
First Tennessee National Corp. 5.30%, due 07/18/2007	239	239
Fortis Bank 5.29%, due 07/09/2007 5.30%, due 07/20/2007 5.30%, due 07/26/2007	239 599 479	239 599 479
Skandinaviska Enskilda Banken AB 5.29%, due 07/19/2007	359	359
Wells Fargo 5.28%, due 07/12/2007 5.28%, due 07/13/2007	1,198 599	1,198 599
Repurchase Agreements (2.4%) ††
Credit Suisse First Boston Corp. 5.42%, dated 06/29/2007 to be repurchased at $1,238 on 07/02/2007	1,238	1,238
Merrill Lynch & Co. 5.34%, dated 06/29/2007 to be repurchased at $4,511on 07/02/2007	4,509	4,509
Morgan Stanley Dean Witter & Co. 5.37%, dated 06/29/2007 to be repurchased at $1,002 on 07/02/2007	1,001	1,001

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

MFS High Yield 11

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Repurchase Agreements (continued)
Morgan Stanley Dean Witter & Co. 5.43%, dated 06/29/2007 to be repurchased at $1,620 on 07/02/2007	$1,619	$1,619
	Shares	Value
Investment Companies (0.4%)
Barclays Global Institutional Money Market Fund 1-day yield of 5.25%	718,538	$719

	Shares	Value
Reserve Primary Money Market Fund 1-day yield of 5.23%	99,640	$100
Vanguard Prime Money Market Fund 1-day yield of 5.19%	692,191	692
Total Security Lending Collateral (cost: $43,549)		43,549
Total Investment Securities (cost: $381,841) #		$383,153

NOTES TO SCHEDULE OF INVESTMENTS:

*  Floating or variable rate note. Rate is listed as of June 30, 2007.

§  Security is deemed to be illiquid.

(a)  Interest only security. Holder is entitled to interest payments on the underlying pool.

†  At June 30, 2007, all or a portion of this security is on loan (see Note 1). The value at June 30, 2007, of all securities on loan is $42,443.

(b)  KI Holdings, Inc. has a coupon rate of 0.00% until 11/15/2009, thereafter the coupon rate will be 9.88%.

(c)  Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of June 30, 2007.

(d)  Intelsat Intermediate has a coupon rate of 0.00% until 02/01/2010, thereafter the coupon rate will be 9.25%.

(e)  The security has a perpetual maturity. The date shown is the next call date.

(f)  Dex Media, Inc. has a coupon rate of 0.00% until 11/15/2008, thereafter the coupon rate will be 9.00%.

(g)  NTK Holdings, Inc. has a coupon rate of 0.00% until 09/01/2009, thereafter the coupon rate will be 10.75%.

‡  Non-income producing.

††  Cash collateral for the Repurchase Agreements, valued at $8,515, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 07/03/2007–12/01/2036, respectively.

o  Value is less than $1.

m  Securities valued as determined in good faith in accordance with procedures established by the Fund's Board of Trustees.

#  Aggregate cost for federal income tax purposes is $382,264. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $5,712 and $4,823, respectively. Net unrealized appreciation for tax purposes is $889.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $100,170 or 28.6% of the net assets of the Fund.

BRL  Brazilian Real

COP  Colombian Peso

MTN  Medium-Term Note

PIK  Payment In-Kind

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

MFS High Yield 12

MFS High Yield

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $381,841) (including securities loaned of $42,443)	$383,153
Cash	4,338
Receivables:
Investment securities sold	5,286
Shares sold	5
Interest	6,758
Income from loaned securities	6
Dividends	18
399,564
Liabilities:
Investment securities purchased	4,976
Accounts payable and accrued liabilities:
Shares redeemed	252
Management and advisory fees	222
Service fees	3
Administration fees	6
Payable for collateral for securities on loan	43,549
Other	61
49,069
Net Assets	$350,495
Net Assets Consist of:
Capital stock ($.01 par value)	$359
Additional paid-in capital	298,141
Undistributed (accumulated) net investment income (loss)	43,681
Undistributed (accumulated) net realized gain (loss) from investment securities	7,001
Net unrealized appreciation (depreciation) on: Investment securities	1,312
Translation of assets and liabilities denominated in foreign currencies	1
Net Assets	$350,495
Net Assets by Class:
Initial Class	$339,895
Service Class	10,600
Shares Outstanding:
Initial Class	34,789
Service Class	1,077
Net Asset Value and Offering Price Per Share:
Initial Class	$9.77
Service Class	9.85

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$14,520
Dividends	64
Income from loaned securities–net	53
14,637
Expenses:
Management and advisory fees	1,365
Printing and shareholder reports	19
Custody fees	44
Administration fees	37
Legal fees	4
Audit fees	9
Trustees fees	6
Service fees:
Service Class	15
Other	4
Total expenses	1,503
Net Investment Income (Loss)	13,134
Net Realized Gain (Loss) from:
Realized gain (loss) from investment securities	7,199
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(8,879)
Translation of assets and liabilities denominated in foreign currencies	1
(8,878)
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	(1,679)
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,455

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

MFS High Yield 13

MFS High Yield

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$13,134	$30,439
Net realized gain (loss) from investment securities	7,199	1,182
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	(8,878)	12,865
	11,455	44,486
Distributions to Shareholders:
From net investment income:
Initial Class	–	(41,778)
Service Class	–	(802)
	–	(42,580)
From net realized gains:
Initial Class	–	(4,890)
Service Class	–	(96)
	–	(4,986)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	28,742	41,274
Service Class	7,105	9,122
	35,847	50,396
Dividends and distributions reinvested:
Initial Class	–	46,668
Service Class	–	898
	–	47,566
Cost of shares redeemed:
Initial Class	(78,479)	(127,398)
Service Class	(6,882)	(7,765)
	(85,361)	(135,163)
	(49,514)	(37,201)
Net increase (decrease) in net assets	(38,059)	(40,281)
Net Assets:
Beginning of period	388,554	428,835
End of period	$350,495	$388,554
Undistributed (accumulated) net investment income (loss)	$43,681	$30,547

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	2,935	4,277
Service Class	718	939
	3,653	5,216
Shares issued–reinvested from distributions:
Initial Class	–	5,232
Service Class	–	100
	–	5,332
Shares redeemed:
Initial Class	(8,082)	(13,337)
Service Class	(695)	(792)
	(8,777)	(14,129)
Net increase (decrease) in shares outstanding:
Initial Class	(5,147)	(3,828)
Service Class	23	247
	(5,124)	(3,581)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

MFS High Yield 14

MFS High Yield

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$9.48	$0.34	$(0.05)	$0.29	$–	$–	$–	$9.77
	12/31/2006	9.62	0.69	0.29	0.98	(1.00)	(0.12)	(1.12)	9.48
	12/31/2005	10.54	0.70	(0.51)	0.19	(0.85)	(0.26)	(1.11)	9.62
	12/31/2004	10.28	0.77	0.18	0.95	(0.65)	(0.04)	(0.69)	10.54
	12/31/2003	8.83	0.72	0.83	1.55	(0.10)	–	(0.10)	10.28
	12/31/2002	8.90	0.60	(0.43)	0.17	(0.24)	–	(0.24)	8.83
Service Class	6/30/2007	9.56	0.34	(0.05)	0.29	–	–	–	9.85
	12/31/2006	9.70	0.67	0.29	0.96	(0.98)	(0.12)	(1.10)	9.56
	12/31/2005	10.64	0.68	(0.52)	0.16	(0.84)	(0.26)	(1.10)	9.70
	12/31/2004	10.37	0.75	0.18	0.93	(0.62)	(0.04)	(0.66)	10.64
	12/31/2003	9.48	0.50	0.42	0.92	(0.03)	–	(0.03)	10.37

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2007	3.06%	$339,895	0.81%	0.81%	7.13%	43%
	12/31/2006	10.95	378,471	0.82	0.82	7.16	96
	12/31/2005	1.81	421,010	0.83	0.83	6.92	51
	12/31/2004	9.77	647,277	0.82	0.82	7.51	71
	12/31/2003	17.74	661,026	0.81	0.81	7.58	64
	12/31/2002	2.07	256,371	0.91	0.91	6.85	38
Service Class	6/30/2007	2.93	10,600	1.06	1.06	6.88	43
	12/31/2006	10.62	10,083	1.07	1.07	6.91	96
	12/31/2005	1.50	7,825	1.08	1.08	6.66	51
	12/31/2004	9.50	5,009	1.07	1.07	7.25	71
	12/31/2003	9.74	1,270	1.03	1.03	7.45	64

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  MFS High Yield (the "Fund") share classes commenced operations as follows:

Initial Class – June 1, 1998
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  For the period ended June 30, 2007 and the years ended December 31, 2006, 2005, 2004 and 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

MFS High Yield 15

MFS High Yield

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. MFS High Yield (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Interest only (IO) and principal only (PO) securities: The Fund may invest in interest only (IO) and principal only (PO) securities. Generally, the market prices of these securities are more volatile and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

MFS High Yield 16

MFS High Yield

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Income from loaned securities on the Statement of Operations is net of fees, in the amount of $22, earned by IBT for its services.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Loan participations/assignments: The Fund may purchase participations/assignments in commercial loans. Such indebtedness may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loan participations/ assignments involve risks of insolvency of the lending bank or other financial intermediaries. As such, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with the interposed bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the portfolio has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI")

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

MFS High Yield 17

MFS High Yield

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2007:

	Net Assets	% of Net Assets
Asset Allocation– Conservative Portfolio	$22,230	6.34%
Asset Allocation– Moderate Growth Portfolio	70,943	20.24%
Asset Allocation– Moderate Portfolio	100,260	28.61%
Total	$193,433	55.19%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.75% of the first $250 million of ANA
0.72% of the next $250 million of ANA
0.71% of the next $250 million of ANA
0.68% of the next $250 million of ANA
0.67% of ANA over $1 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.05% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $19.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

MFS High Yield 18

MFS High Yield

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $18. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.   INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$149,995
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	179,521
U.S. Government	–

NOTE 4.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions, defaulted bonds and post October loss deferrals.

NOTE 5.   REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.   RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

MFS High Yield 19

MFS International Equity

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,091.70	1.04%	$5.39
Hypothetical (b)	1,000.00	1,019.64	1.04	5.21
Service Class
Actual	1,000.00	1,090.30	1.29	6.69
Hypothetical (b)	1,000.00	1,018.40	1.29	6.46

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Region
At June 30, 2007

This chart shows the percentage breakdown by region of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

MFS International Equity 1

MFS International Equity

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS ( 98.4%)
Australia (0.8%)
QBE Insurance Group, Ltd.	122,320	$3,238
Austria (1.0%)
Erste Bank der Oesterreichischen Sparkassen AG	49,970	3,901
Bermuda (0.9%)
Li & Fung, Ltd.	1,022,000	3,680
Canada (0.9%)
Canadian National Railway Co. †	73,350	3,736
Czech Republic (0.7%)
Komercni Banka AS	14,327	2,666
France (20.5%)
Air Liquide	50,860	6,693
AXA	196,000	8,473
Credit Agricole SA	193,220	7,878
Gaz De France †	74,860	3,790
Legrand Promesses †	124,840	4,513
L'Oreal SA	24,490	2,904
LVMH Moet Hennessy Louis Vuitton SA	96,170	11,110
Pernod-Ricard †	36,696	8,125
Schneider Electric SA	80,260	11,287
Societe Television Francaise 1	70,005	2,427
Total SA	122,150	9,941
Vivendi Universal SA	66,490	2,865
Germany (9.0%)
Bayer AG	127,970	9,696
Bayerische Motoren Werke AG †	64,600	4,189
Continental AG	25,104	3,541
E.ON AG	61,200	10,273
Linde AG †	61,300	7,389
Indonesia (0.5%)
Bank Central Asia Tbk PT	3,030,500	1,828
Italy (1.4%)
Assicurazioni Generali SpA †	46,871	1,881
Intesa Sanpaolo SpA	511,373	3,809
Japan (17.3%)
Aeon Credit Service Co., Ltd.	141,000	2,231
Asahi Glass Co., Ltd. †	333,000	4,487
Bridgestone Corp.	153,000	3,271
Canon, Inc.	142,700	8,354
Fanuc, Ltd.	42,600	4,388
Hirose Electric Co., Ltd.	16,100	2,115
Kao Corp.	412,000	10,642

	Shares	Value
Japan (continued)
Nintendo Co., Ltd.	8,000	$2,922
Nomura Holdings, Inc.	314,700	6,116
Omron Corp.	119,200	3,127
Ricoh Co., Ltd.	283,000	6,531
Shinsei Bank, Ltd.	22,000	89
Shizuoka Bank, Ltd.	217,000	2,196
Tokyo Gas Co., Ltd.	512,000	2,421
Toyota Motor Corp.	139,900	8,836
Netherlands (2.4%)
Heineken NV	56,200	3,301
TNT NV	136,340	6,156
Singapore (1.2%)
Singapore Telecommunications, Ltd.	2,078,700	4,621
South Korea (1.8%)
Samsung Electronics Co., Ltd.	11,217	6,872
Spain (1.0%)
Banco Bilbao Vizcaya Argentaria SA	154,440	3,796
Sweden (0.7%)
Telefonaktiebolaget LM Ericsson–Class B	683,610	2,738
Switzerland (16.7%)
Actelion, Ltd. †‡	46,600	2,078
Givaudan	6,420	6,338
Julius Baer Holding AG	70,717	5,072
Nestle SA	42,835	16,287
Roche Holding AG-Genusschein	78,000	13,836
Swiss Reinsurance †	90,190	8,235
Synthes, Inc.	18,490	2,216
UBS AG-Registered	185,202	11,122
Taiwan (0.8%)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	274,800	3,058
Thailand (0.2%)
Bangkok Bank PCL-(Foreign Registered)	226,100	799
United Kingdom (20.6%)
BG Group PLC	197,160	3,250
BHP Billiton PLC	123,860	3,454
Diageo PLC	393,660	8,190
GlaxoSmithKline PLC	394,280	10,323
HSBC Holdings PLC	277,040	5,086
Ladbrokes PLC	472,640	4,106
Next PLC	65,520	2,641
Reckitt Benckiser PLC	210,060	11,527
Royal Dutch Shell PLC–Class A	180,000	7,346

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

MFS International Equity 2

MFS International Equity

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
United Kingdom (continued)
Smiths Group PLC m	279,700	$—	o
Smiths Group PLC	242,750	5,771
Tesco PLC	418,690	3,516
William Hill PLC	613,340	7,568
WPP Group PLC	528,780	7,941
Total Common Stocks (cost: $326,304)		384,803
	Principal	Value
SECURITY LENDING COLLATERAL ( 11.2%)
Debt (10.8%)
Bank Notes (0.8%)
Bank of America
5.27%, due 07/16/2007 *	$727	$727
5.27%, due 08/17/2007 *	1,211	1,211
5.30%, due 09/17/2007 *	1,211	1,211
Commercial Paper (4.0%)
Barton Capital Corp.–144A 5.30%, due 07/11/2007 5.31%, due 07/12/2007	1,207 482	1,207 482
Bear Stearns & Co. 5.44%, due 07/10/2007	121	121
CAFCO LLC–144A 5.32%, due 07/16/2007	481	481
Clipper Receivables Corp. 5.31%, due 07/10/2007	482	482
CRC Funding LLC–144A 5.32%, due 07/16/2007	481	481
Den Danske Bank 5.28%, due 07/09/2007	242	242
Falcon Asset Securitization Corp.–144A 5.31%, due 07/17/2007	504	504
Grampian Funding LLC–144A 5.35%, due 07/18/2007	481	481
Greyhawk Funding LLC–144A 5.29%, due 07/12/2007	484	484
Jupiter Securitization Corp.–144A 5.32%, due 07/26/2007	242	242
Lexington Parker Capital–144A 5.29%, due 07/03/2007	484	484
Liberty Street–144A 5.28%, due 07/02/2007 5.29%, due 07/18/2007 5.33%, due 07/31/2007	484 484 242	484 484 242
Morgan Stanley & Co. 5.45%, due 08/01/2007	242	242

	Principal	Value
Commercial Paper (continued)
Old Line Funding Corp.–144A 5.32%, due 07/12/2007	$482	$482
Paradigm Funding LLC–144A 5.31%, due 07/16/2007	480	480
Park Avenue Receivables Corp.–144A 5.32%, due 07/23/2007	1,206	1,206
Sheffield Receivables Corp.–144A 5.29%, due 07/06/2007 5.32%, due 07/17/2007	363 1,205	363 1,205
Three Pillars Funding Corp.–144A 5.33%, due 07/25/2007	1,206	1,206
Variable Funding Capital Corp.–144A 5.31%, due 07/05/2007 5.29%, due 07/11/2007 5.29%, due 07/12/2007	1,209 1,206 1,207	1,209 1,206 1,207
Euro Dollar Overnight (1.6%)
Abbey National PLC 5.28%, due 07/05/2007	606	606
Bank of Montreal 5.29%, due 07/02/2007 5.28%, due 07/03/2007	484 1,211	484 1,211
BNP Paribas 5.35%, due 07/02/2007	484	484
Calyon 5.38%, due 07/02/2007	484	484
Marshall & Ilsley Bank 5.29%, due 07/06/2007	672	672
National Australia Bank 5.32%, due 07/02/2007	484	484
Rabobank Netherland 5.33%, due 07/02/2007 5.28%, due 07/05/2007	484 1,211	484 1,211
Svenska Handelsbanken 5.30%, due 07/02/2007	352	352
Euro Dollar Terms (2.2%)
Banco Bilbao Vizcaya Argentaria 5.30%, due 08/10/2007	606	606
Bank of Montreal 5.31%, due 08/14/2007	727	727
Bank of Nova Scotia 5.28%, due 07/09/2007 5.29%, due 07/11/2007	363 484	363 484
Barclays 5.30%, due 07/16/2007 5.32%, due 09/04/2007	484 242	484 242

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

MFS International Equity 3

MFS International Equity

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Canadian Imperial Bank of Commerce 5.30%, due 07/30/2007	$605	$605
Credit Suisse First Boston Corp. 5.29%, due 07/13/2007 484 484 5.29%, due 07/18/2007	969	969
First Tennessee National Corp. 5.30%, due 07/18/2007	242	242
Fortis Bank 5.29%, due 07/09/2007 5.30%, due 07/20/2007 5.30%, due 07/26/2007	242 605 484	242 605 484
Skandinaviska Enskilda Banken AB 5.29%, due 07/19/2007	363	363
Wells Fargo 5.28%, due 07/12/2007 5.28%, due 07/13/2007	1,211 605	1,211 605
Repurchase Agreements (2.2%) ††
Credit Suisse First Boston Corp. 5.42%, dated 06/29/2007 to be repurchased at $1,252 on 07/02/2007	1,251	1,251
Merrill Lynch & Co. 5.34%, dated 06/29/2007 to be repurchased at $4,561 on 07/02/2007	4,559	4,559
Morgan Stanley Dean Witter & Co. 5.37%, dated 06/29/2007 to be repurchased at $1,013 on 07/02/2007	1,013	1,013
Morgan Stanley Dean Witter & Co. 5.43%, dated 06/29/2007 to be repurchased at $1,638 on 07/02/2007	1,637	1,637

	Shares	Value
Investment Companies (0.4%)
Barclays Global Institutional Money Market Fund 1-day yield of 5.25%	726,512	$727
Reserve Primary Money Market Fund 1-day yield of 5.23%	100,746	101
Vanguard Prime Money Market Fund 1-day yield of 5.19%	699,873	700
Total Security Lending Collateral (cost: $44,032)		44,032
Total Investment Securities (cost: $370,336) #		$428,835

NOTES TO SCHEDULE OF INVESTMENTS:

†  At June 30, 2007, all or a portion of this security is on loan (see Note 1). The value at June 30, 2007, of all securities on loan is $41,928.

‡  Non-income producing.

*  Floating or variable rate note. Rate is listed as of June 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $8,610, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 07/03/2007–12/01/2036, respectively.

o  Value is less than $1.

m  Securities valued as determined in good faith in accordance with procedures established by the Fund's Board of Trustees.

#  Aggregate cost for federal income tax purposes is $372,361. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $58,783 and $2,309, respectively. Net unrealized appreciation for tax purposes is $56,474.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $14,620 or 3.7% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

MFS International Equity 4

MFS International Equity

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Chemicals & Allied Products	12.2%	$47,800
Commercial Banks	9.5%	37,120
Beverages	7.9%	30,727
Pharmaceuticals	6.7%	26,237
Security & Commodity Brokers	4.4%	17,238
Electronic Components & Accessories	4.4%	17,202
Oil & Gas Extraction	4.2%	16,645
Food & Kindred Products	4.2%	16,287
Computer & Office Equipment	3.8%	14,885
Business Services	3.5%	13,712
Insurance	3.4%	13,353
Automotive	3.3%	13,025
Amusement & Recreation Services	3.0%	11,674
Industrial Machinery & Equipment	2.9%	11,287
Electric Services	2.6%	10,273
Life Insurance	2.2%	8,473
Engineering & Management Services	1.9%	7,389
Petroleum Refining	1.9%	7,346
Electronic & Other Electric Equipment	1.8%	6,872
Rubber & Misc. Plastic Products	1.7%	6,812
Gas Production & Distribution	1.6%	6,211
Transportation & Public Utilities	1.6%	6,156
Radio & Television Broadcasting	1.3%	5,292
Telecommunications	1.2%	4,621
Lumber & Other Building Materials	1.1%	4,487
Railroads	0.9%	3,736
Transportation Equipment	1.0%	3,680
Food Stores	0.9%	3,516
Manufacturing Industries	0.7%	2,922
Communications Equipment	0.7%	2,737
Apparel & Accessory Stores	0.7%	2,641
Personal Credit Institutions	0.6%	2,231
Medical Instruments & Supplies	0.6%	2,216
Investment Securities, at value	98.4%	384,803
Short-Term Investments	11.2%	44,032
Total Investment Securities	109.6%	$428,835

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

MFS International Equity 5

MFS International Equity

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $370,336) (including securities loaned of $41,928)	$428,835
Cash	4,261
Foreign currency (cost: $135)	134
Receivables:
Investment securities sold	2,048
Shares sold	93
Interest	13
Income from loaned securities	26
Dividends	586
Dividend reclaims receivable	179
436,175
Liabilities:
Investment securities purchased	55
Accounts payable and accrued liabilities:
Shares redeemed	553
Management and advisory fees	294
Service fees	2
Deferred foreign taxes	13
Administration fees	7
Payable for collateral for securities on loan	44,032
Other	115
45,071
Net Assets	$391,104
Net Assets Consist of:
Capital stock ($.01 par value)	$357
Additional paid-in capital	250,301
Undistributed (accumulated) net investment income (loss)	7,730
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	74,210
Net unrealized appreciation (depreciation) on: Investment securities	58,486
Translation of assets and liabilities denominated in foreign currencies	20
Net Assets	$391,104
Net Assets by Class:
Initial Class	$379,794
Service Class	11,310
Shares Outstanding:
Initial Class	34,680
Service Class	1,041
Net Asset Value and Offering Price Per Share:
Initial Class	$10.95
Service Class	10.87

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $780)	$7,832
Interest	71
Income from loaned securities–net	233
8,136
Expenses:
Management and advisory fees	1,733
Printing and shareholder reports	37
Custody fees	137
Administration fees	38
Legal fees	3
Audit fees	9
Trustees fees	6
Service fees:
Service Class	12
Other	3
Total expenses	1,978
Net Investment Income (Loss)	6,158
Net Realized Gain (Loss) from:
Investment securities (net of foreign capital gains tax of $9)	12,703
Foreign currency transactions	(1,911)
10,792
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities (net of foreign capital gains tax accrual of $13)	15,847
Translation of assets and liabilities denominated in foreign currencies	13
15,860
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	26,652
Net Increase (Decrease) in Net Assets Resulting from Operations	$32,810

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

MFS International Equity 6

MFS International Equity

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$6,158	$2,529
Net realized gain (loss) from investment securities and foreign currency transactions	10,792	66,023
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	15,860	(4,311)
	32,810	64,241
Distributions to Shareholders:
From net investment income:
Initial Class	–	(4,405)
Service Class	–	(72)
	–	(4,477)
From net realized gains:
Initial Class	–	(16,939)
Service Class	–	(307)
	–	(17,246)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	40,570	92,338
Service Class	4,118	5,876
	44,688	98,214
Dividends and distributions reinvested:
Initial Class	–	21,344
Service Class	–	379
	–	21,723
Cost of shares redeemed:
Initial Class	(47,083)	(66,509)
Service Class	(1,709)	(2,658)
	(48,792)	(69,167)
	(4,104)	50,770
Net increase (decrease) in net assets	28,706	93,288
Net Assets:
Beginning of period	362,398	269,110
End of period	$391,104	$362,398
Undistributed (accumulated) net investment income (loss)	$7,730	$1,572

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	3,866	9,726
Service Class	391	617
	4,257	10,343
Shares issued–reinvested from distributions:
Initial Class	–	2,328
Service Class	–	42
	–	2,370
Shares redeemed:
Initial Class	(4,499)	(7,064)
Service Class	(165)	(286)
	(4,664)	(7,350)
Net increase (decrease) in shares outstanding:
Initial Class	(633)	4,990
Service Class	226	373
	(407)	5,363

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

MFS International Equity 7

MFS International Equity

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$10.03	$0.17	$0.75	$0.92	$–	$–	$–	$10.95
	12/31/2006	8.75	0.08	1.88	1.96	(0.14)	(0.54)	(0.68)	10.03
	12/31/2005	8.61	0.11	0.92	1.03	(0.07)	(0.82)	(0.89)	8.75
	12/31/2004	7.53	0.05	1.03	1.08	–	–	–	8.61
	12/31/2003	6.01	0.04	1.48	1.52	–	–	–	7.53
	12/31/2002	7.65	0.01	(1.63)	(1.62)	(0.02)	–	(0.02)	6.01
Service Class	6/30/2007	9.97	0.17	0.73	0.90	–	–	–	10.87
	12/31/2006	8.70	0.05	1.89	1.94	(0.13)	(0.54)	(0.67)	9.97
	12/31/2005	8.59	0.08	0.91	0.99	(0.06)	(0.82)	(0.88)	8.70
	12/31/2004	7.52	0.03	1.04	1.07	–	–	–	8.59
	12/31/2003	5.91	(0.02)	1.63	1.61	–	–	–	7.52

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)				Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)		Total (e)		Net Assets (f)	Rate (g)
Initial Class	6/30/2007	9.17%	$379,794	1.04%		1.04%		3.26%	21%
	12/31/2006	23.07	354,278	1.07		1.07		0.79	138
	12/31/2005	12.86	265,260	1.10		1.10		1.30	103
	12/31/2004	14.34	235,949	1.09		1.09		0.70	125
	12/31/2003	25.29	303,527	1.14	(h)	1.14	(h)	0.58	219
	12/31/2002	(21.18)	107,761	1.49		1.78		0.23	261
Service Class	6/30/2007	9.03	11,310	1.29		1.29		3.19	21
	12/31/2006	22.92	8,120	1.32		1.32		0.55	138
	12/31/2005	12.42	3,850	1.35		1.35		0.97	103
	12/31/2004	14.23	2,215	1.35		1.35		0.40	125
	12/31/2003	27.24	650	1.39		1.39		(0.51)	219

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  MFS International Equity (the "Fund") share classes commenced operations as follows:

Initial Class – January 2, 1997
    Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  For the period ended June 30, 2007 and for the years ended December 31,2006, 2005, 2004 and 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized.

(h)  The impact of recaptured expenses on the Ratio of Expenses to Average Net Assets was 0.14% for the period ended December 31, 2003.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

MFS International Equity 8

MFS International Equity

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. MFS International Equity (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $100, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

MFS International Equity 9

MFS International Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

There were no open forward foreign currency contracts at June 30, 2007.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.925% of the first $250 million of ANA
0.90% of the next $250 million of ANA
0.85% of the next $500 million of ANA
0.80% of ANA over $1 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.13% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

MFS International Equity 10

MFS International Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $21.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $13. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$81,377
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	80,066
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions, passive foreign investment companies and post October loss deferrals.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

MFS International Equity 11

MFS International Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

MFS International Equity 12

Munder Net50

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,138.60	1.00%	$5.30
Hypothetical (b)	1,000.00	1,019.84	1.00	5.01
Service Class
Actual	1,000.00	1,137.80	1.25	6.63
Hypothetical (b)	1,000.00	1,018.60	1.25	6.26

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2007

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Munder Net50 1

Munder Net50

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (97.1%)
Amusement & Recreation Services (0.3%)
Digital Music Group, Inc. ‡†	82,000	$331
Business Services (15.4%)
51job, Inc., ADR ‡†	50,000	950
aQuantive, Inc. ‡	83,200	5,308
eBay, Inc.‡	147,800	4,756
FTD Group, Inc.	40,000	736
Monster Worldwide, Inc. ‡	78,700	3,235
NetEase.com, ADR ‡†	77,200	1,314
The9, Ltd., ADR ‡†	20,500	948
ValueClick, Inc. ‡	36,892	1,087
Communication (1.3%)
j2 Global Communications, Inc. ‡	45,800	1,598
Computer & Data Processing Services (49.8%)
Adobe Systems, Inc. ‡	38,186	1,533
Baidu.com, ADR ‡†	8,500	1,428
Bankrate, Inc. ‡†	62,100	2,976
Blackboard, Inc. ‡†	23,000	969
CMGI, Inc. ‡	780,000	1,521
CNET Networks, Inc. ‡†	381,400	3,124
Digital River, Inc. ‡†	118,500	5,362
Google, Inc.–Class A ‡	12,200	6,385
LoopNet, Inc. ‡†	56,500	1,318
McAfee, Inc. ‡	26,500	933
Microsoft Corp.	158,200	4,662
Move, Inc. ‡	737,830	3,305
NetFlix, Inc. ‡†	73,500	1,425
Oracle Corp. ‡	100,000	1,971
Red Hat, Inc. ‡†	50,700	1,130
Rediff.Com India, Ltd., ADR ‡†	73,000	1,308
Shanda Interactive Entertainment, Ltd., ADR ‡	52,300	1,621
SINA Corp. ‡	76,200	3,190
Sohu.com, Inc. ‡†	124,700	3,989
Sybase, Inc. ‡	68,000	1,625
Tencent Holdings, Ltd.	265,000	1,068
TheStreet.com, Inc. †	289,800	3,153
TOM Online, Inc., ADR ‡†	41,100	590
Travelzoo, Inc. ‡†	33,500	891
Yahoo!, Inc. ‡	135,100	3,665
YP Corp. ‡	475,000	356
Computer & Office Equipment (8.6%)
Apple, Inc. ‡	35,300	4,308
Cisco Systems, Inc. ‡	56,100	1,562
EMC Corp. ‡	46,500	842
Hewlett-Packard Co.	33,500	1,495

	Shares	Value
Computer & Office Equipment (continued)
Lexmark International, Inc. ‡†	16,000	$789
SourceForge, Inc. ‡	297,000	1,253
Drug Stores & Proprietary Stores (1.0%)
Drugstore.Com, Inc. ‡†	445,000	1,197
Electronic Components & Accessories (3.5%)
Intel Corp.	66,500	1,580
Micron Technology, Inc. ‡	113,000	1,416
Silicon Motion Technology Corp., ADR‡	48,000	1,192
Holding & Other Investment Offices (0.9%)
Gmarket, Inc., ADR ‡	53,500	1,040
Motion Pictures (0.7%)
Time Warner, Inc.	38,000	800
Pharmaceuticals (3.0%)
PetMed Express, Inc. ‡†	276,000	3,544
Printing & Publishing (0.8%)
VistaPrint, Ltd. ‡†	25,000	956
Radio & Television Broadcasting (1.4%)
IAC/InterActiveCorp. ‡	50,000	1,731
Retail Trade (3.8%)
GSI Commerce, Inc. ‡	35,900	815
priceline.com, Inc. ‡†	54,450	3,743
Security & Commodity Brokers (4.2%)
E*TRADE Financial Corp. ‡	97,700	2,158
optionsXpress Holdings, Inc. †	32,000	821
TD Ameritrade Holding Corp. ‡	103,600	2,072
Transportation & Public Utilities (2.4%)
Expedia, Inc. ‡†	97,000	2,841
Total Common Stocks (cost: $94,752)		115,916
	Principal	Value
SHORT-TERM OBLIGATIONS (0.9%)
Repurchase Agreements (0.9%)
Investors Bank & Trust Co. 3.50%, dated 06/29/2007 to be repurchased at $ 1,015 on 07/02/2007 nl	$1,015	$1,015
Total Short-Term Obligations (cost: $1,015)		1,015
SECURITY LENDING COLLATERAL (20.1%)
Debt (19.4%)
Bank Notes (1.4%)
Bank of America 5.27%, due 07/16/2007*	397	397

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Munder Net50 2

Munder Net50

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Bank Notes (continued)
5.27%, due 08/17/2007*	$661	$661
5.30%, due 09/17/2007*	661	661
Commercial Paper (7.2%)
Barton Capital Corp.–144A 5.30%, due 07/11/2007 5.31%, due 07/12/2007	659 263	659 263
Bear Stearns & Co. 5.44%, due 07/10/2007	66	66
CAFCO LLC–144A 5.32%, due 07/16/2007	263	263
Clipper Receivables Corp. 5.31%, due 07/10/2007	263	263
CRC Funding LLC–144A 5.32%, due 07/16/2007	263	263
Den Danske Bank 5.28%, due 07/09/2007	132	132
Falcon Asset Securitization Corp.–144A 5.31%, due 07/17/2007	275	275
Grampian Funding LLC–144A 5.35%, due 07/18/2007	262	262
Greyhawk Funding LLC–144A 5.29%, due 07/12/2007	265	265
Jupiter Securitization Corp.–144A 5.32%, due 07/26/2007	132	132
Lexington Parker Capital–144A 5.29%, due 07/03/2007	265	265
Liberty Street–144A 5.28%, due 07/02/2007 5.29%, due 07/18/2007 5.33%, due 07/31/2007	265 265 132	265 265 132
Morgan Stanley & Co. 5.45%, due 08/01/2007	132	132
Old Line Funding Corp.–144A 5.32%, due 07/12/2007	263	263
Paradigm Funding LLC–144A 5.31%, due 07/16/2007	262	262
Park Avenue Receivables Corp.–144A 5.32%, due 07/23/2007	659	659
Sheffield Receivables Corp.–144A 5.29%, due 07/06/2007 5.32%, due 07/17/2007	198 658	198 658
Three Pillars Funding Corp.–144A 5.33%, due 07/25/2007	659	659
Variable Funding Capital Corp.–144A 5.31%, due 07/05/2007 5.29%, due 07/11/2007 5.29%, due 07/12/2007	660 659 659	660 659 659

	Principal	Value
Euro Dollar Overnight (2.9%)
Abbey National PLC
5.28%, due 07/05/2007	$331	$331
Bank of Montreal 5.29%, due 07/02/2007 5.28%, due 07/03/2007	265 661	265 661
BNP Paribas 5.35%, due 07/02/2007	265	265
Calyon 5.38%, due 07/02/2007	265	265
Marshall & Ilsley Bank 5.29%, due 07/06/2007	367	367
National Australia Bank 5.32%, due 07/02/2007	265	265
Rabobank Netherland 5.33%, due 07/02/2007 5.28%, due 07/05/2007	265 661	265 661
Svenska Handelsbanken 5.30%, due 07/02/2007	192	192
Euro Dollar Terms (4.0%)
Banco Bilbao Vizcaya Argentaria 5.30%, due 08/10/2007	331	331
Bank of Montreal 5.31%, due 08/14/2007	397	397
Bank of Nova Scotia 5.28%, due 07/09/2007 5.29%, due 07/11/2007	198 265	198 265
Barclays 5.30%, due 07/16/2007 5.32%, due 09/04/2007	265 132	265 132
Canadian Imperial Bank of Commerce 5.30%, due 07/30/2007	331	331
Credit Suisse First Boston Corp. 5.29%, due 07/13/2007 5.29%, due 07/18/2007	265 529	265 529
First Tennessee National Corp. 5.30%, due 07/18/2007	132	132
Fortis Bank 5.29%, due 07/09/2007 5.30%, due 07/20/2007 5.30%, due 07/26/2007	132 331 265	132 331 265
Skandinaviska Enskilda Banken AB 5.29%, due 07/19/2007	198	198
Wells Fargo 5.28%, due 07/12/2007 5.28%, due 07/13/2007	661 331	661 331

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Munder Net50 3

Munder Net50

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Repurchase Agreements (3.9%) ††
Credit Suisse First Boston Corp. 5.42%,
dated 06/29/2007 to be repurchased at $684
on 07/02/2007	$684	$684
Merrill Lynch & Co. 5.34%, dated 06/29/2007 to be repurchased at $2,491 on 07/02/2007	2,490	2,490
Morgan Stanley Dean Witter & Co. 5.37%, dated 06/29/2007 to be repurchased at $553 on 07/02/2007	553	553
Morgan Stanley Dean Witter & Co. 5.43%, dated 06/29/2007 to be repurchased at $895 on 07/02/2007	894	894

	Shares	Value
Investment Companies (0.7%)
Barclays Global Institutional Money
Market Fund
1–day yield of 5.25%	396,855	$397
Reserve Primary Money Market Fund 1–day yield of 5.23%	55,032	55
Vanguard Prime Money Market Fund 1–day yield of 5.19%	382,304	382
Total Security Lending Collateral (cost: $24,053)		24,053
Total Investment Securities (cost: $119,820)#		$140,984

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non–income producing.

†  At June 30, 2007, all or a portion of this security is on loan (see Note 1). The value at June 30, 2007, of all securities on loan is $23,185.

n  At June 30, 2007, repurchase agreements excluding collateral for securities on loan are collateralized by a corporate bond with an interest rate and maturity date of 8.13% and 06/25/2012, respectively, and with a market value plus accrued interest of $1,065.

*  Floating or variable rate note. Rate is listed as of June 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $4,703, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 07/03/2007–12/01/2036, respectively.

l  Investors Bank and Trust Co., a wholly–owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund and provides various administrative services on behalf of the Funds. Effective July 2, 2007, Investors Financial Services Corp. was acquired by State Street Corporation.

#  Aggregate cost for federal income tax purposes is $120,366. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $23,988 and $3,370, respectively. Net unrealized appreciation for tax purposes is $20,618.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $7,986 or 6.7% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Munder Net50 4

Munder Net50

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $119,820) (including securities loaned of $23,185)	$140,984
Cash	50
Receivables:
Investment securities sold	2,791
Shares sold	32
Interest	4
Income from loaned securities	17
Dividends	17
143,895
Liabilities:
Investment securities purchased	261
Accounts payable and accrued liabilities:
Shares redeemed	54
Management and advisory fees	122
Service fees	1
Administration fees	2
Payable for collateral for securities on loan	24,053
Other	30
24,523
Net Assets	$119,372
Net Assets Consist of:
Capital stock ($.01 par value)	$102
Additional paid-in capital	84,673
Undistributed (accumulated) net investment income (loss)	(276)
Undistributed (accumulated) net realized gain (loss) from investment securities	13,709
Net unrealized appreciation (depreciation) on investment securities	21,164
Net Assets	$119,372
Net Assets by Class:
Initial Class	$115,252
Service Class	4,120
Shares Outstanding:
Initial Class	9,811
Service Class	354
Net Asset Value and Offering Price Per Share:
Initial Class	$11.75
Service Class	11.64

The notes to the financial statements are an integral part of this report.

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$31
Dividends	66
Income from loaned securities-net	126
223
Expenses:
Management and advisory fees	506
Printing and shareholder reports	9
Custody fees	12
Administration fees	11
Legal fees	1
Audit fees	9
Trustees fees	2
Service fees:
Service Class	5
Other	1
Total expenses before recapture of waived expenses	556
Recaptured expenses	11
Net expenses	567
Net Investment Income (Loss)	(344)
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	11,086
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	3,919
Net Realized and Unrealized Gain (Loss) on Investment Securities	15,005
Net Increase (Decrease) in Net Assets Resulting from Operations	$14,661

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Munder Net50 5

Munder Net50

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(344)	$68
Net realized gain (loss) from investment securities	11,086	5,191
Change in unrealized appreciation (depreciation) on investment securities	3,919	(5,864)
	14,661	(605)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	5,822	8,482
Service Class	688	1,918
	6,510	10,400
Cost of shares redeemed:
Initial Class	(9,744)	(16,309)
Service Class	(433)	(1,739)
	(10,177)	(18,048)
	(3,667)	(7,648)
Net increase (decrease) in net assets	10,994	(8,253)
Net Assets:
Beginning of period	108,378	116,631
End of period	$119,372	$108,378
Undistributed (accumulated) net investment income (loss)	$(276)	$68

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	536	840
Service Class	64	198
	600	1,038
Shares redeemed:
Initial Class	(901)	(1,655)
Service Class	(40)	(178)
	(941)	(1,833)
Net increase (decrease) in shares outstanding:
Initial Class	(365)	(815)
Service Class	24	20
	(341)	(795)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Munder Net50 6

Munder Net50

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$10.32	$(0.03)	$1.46	$1.43	$–	$–	$–	$11.75
	12/31/2006	10.32	0.01	(0.01)	–	–	–	–	10.32
	12/31/2005	9.55	(0.06)	0.83	0.77	–	–	–	10.32
	12/31/2004	8.28	(0.05)	1.32	1.27	–	–	–	9.55
	12/31/2003	4.97	(0.06)	3.37	3.31	–	–	–	8.28
	12/31/2002	8.07	(0.05)	(3.05)	(3.10)	–	–	–	4.97
Service Class	6/30/2007	10.23	(0.05)	1.46	1.41	–	–	–	11.64
	12/31/2006	10.26	(0.02)	(0.01)	(0.03)	–	–	–	10.23
	12/31/2005	9.52	(0.08)	0.82	0.74	–	–	–	10.26
	12/31/2004	8.28	(0.06)	1.30	1.24	–	–	–	9.52
	12/31/2003	5.94	(0.06)	2.40	2.34	–	–	–	8.28

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)				Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)		Total (e)		Net Assets (f)	Rate (g)
Initial Class	6/30/2007	13.86%	$115,252	1.00	% (i)	1.00	% (i)	(0.60)%	41%
	12/31/2006	0.00 (j)	105,005	1.00	(i)	1.00	(i)	0.07	72
	12/31/2005	8.06	113,452	1.00		1.02		(0.62)	96
	12/31/2004	15.34	100,139	1.00	(h)	1.00	(h)	(0.55)	34
	12/31/2003	66.60	74,941	1.00		1.08		(0.88)	29
	12/31/2002	(38.41)	13,596	1.00		1.77		(0.92)	52
Service Class	6/30/2007	13.78	4,120	1.25	(i)	1.25	(i)	(0.84)	41
	12/31/2006	(0.29)	3,373	1.25	(i)	1.25	(i)	(0.23)	72
	12/31/2005	7.77	3,179	1.25		1.27		(0.87)	96
	12/31/2004	14.98	2,771	1.25	(h)	1.25	(h)	(0.68)	34
	12/31/2003	39.39	750	1.25		1.38		(1.14)	29

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Munder Net50 (the "Fund") share classes commenced operations as follows:

Initial Class – May 3, 1999
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of advisory fee waivers and includes the recovery of waived expenses, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before advisory fee waivers.

(f)  Annualized.

(g)  Not annualized.

(h)  Ratios of Total Expenses to Average Net Assets and Net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment adviser, if any. The impact of recaptured expenses was 0.01% and 0.01% for Initial Class and Service Class, respectively (see Note 2).

(i)  Ratios of Total Expenses to Average Net Assets and Net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment adviser, if any. The impact of recaptured expenses was 0.02% and 0.02% for Initial Class and Service Class, respectively (see note 2).

(j)  Rounds to less than 0.01%.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Munder Net50 7

Munder Net50

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Munder Net50 (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2007 of $40 are included in net realized gains in the Statement of Operations.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Munder Net50 8

Munder Net50

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1–(continued)

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $54, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2007:

	Net Assets	% of Net Assets
Asset Allocation – Growth Portfolio	$41,711	34.94%
Asset Allocation – Moderate Growth Portfolio	31,378	26.29%
Asset Allocation – Moderate Portfolio	9,610	8.05%
Total	$82,699	69.28%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.90% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2005	$16	12/31/2008
	Expense Recovered by Advisor	Increase in Total Expenses to Average Net Assets
Fiscal Year 2006	$23	0.02%

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Munder Net50 9

Munder Net50

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2–(continued)

maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $6.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $5. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$45,623
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	52,485
U.S. Government	–

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and net operating losses.

NOTE 5. REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund,

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Munder Net50 10

Munder Net50

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 5–(continued)

there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Munder Net50 11

PIMCO Total Return

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,004.60	0.69%	$3.43
Hypothetical (b)	1,000.00	1,021.37	0.69	3.46
Service Class
Actual	1,000.00	1,003.60	0.94	4.67
Hypothetical (b)	1,000.00	1,020.13	0.94	4.71

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At June 30, 2007

This chart shows the percentage breakdown by asset type of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

PIMCO Total Return 1

PIMCO Total Return

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (5.8%)
U.S. Treasury Inflation Indexed Bond
0.88%, due 04/15/2010	$17,343	$16,471
3.00%, due 07/15/2012	1,287	1,312
2.00%, due 07/15/2014	5,262	5,051
2.38%, due 01/15/2025	921	885
U.S. Treasury Note 4.63%, due 02/15/2017	48,000	46,485
Total U.S. Government Obligations (cost: $70,080)		70,204
U.S. GOVERNMENT AGENCY OBLIGATIONS (74.1%)
Fannie Mae
4.50%, due 03/01/2010
4.50%, due 02/01/2013
4.00%, due 08/01/2013
4.00%, due 01/01/2014
5.50%, due 03/01/2016
5.50%, due 07/01/2016
5.50%, due 11/01/2016
5.50%, due 12/01/2016
6.00%, due 01/01/2017
4.50%, due 03/25/2017
5.50%, due 04/01/2017
6.00%, due 05/01/2017
5.50%, due 06/01/2017
5.50%, due 08/01/2017
5.50%, due 09/01/2017
5.50%, due 11/01/2017
5.00%, due 02/01/2018
5.00%, due 05/01/2018
5.00%, due 06/01/2018
5.00%, due 08/01/2018
5.00%, due 10/01/2018
5.00%, due 12/01/2018
5.00%, due 02/01/2019
5.00%, due 03/01/2019
5.00%, due 04/01/2019
5.00%, due 07/01/2019
5.00%, due 08/01/2019
5.00%, due 11/01/2019
5.00%, due 12/01/2019
5.00%, due 01/01/2020
5.00%, due 02/01/2020
5.00%, due 08/01/2020
5.00%, due 09/01/2020
5.00%, due 10/01/2020
5.00%, due 12/01/2020
5.00%, due 01/01/2021	691 321 4,251 489 214 238 90 205 5 791 106 4 57 182 174 21 20 465 452 389 151 570 24 147 634 359 284 2,783 848 126 191 12,086 16,057 386 283 1,788	675 313 4,092 470 213 236 89 202 5 773 105 4 56 180 172 21 19 451 439 377 147 553 24 142 614 348 275 2,696 822 122 184 12,005 15,528 374 274 1,729

	Principal	Value
5.00%, due 02/01/2021	$501	$485
5.00%, due 05/01/2021	3,985	3,852
5.00%, due 02/01/2022	11,319	10,939
5.00%, due 05/01/2022	3,163	3,057
5.00%, due 06/01/2022	10,568	10,213
7.28%, due 01/01/2028 *	121	122
6.50%, due 05/01/2032	106	107
5.50%, due 01/01/2033	116	113
5.50%, due 02/01/2033	556	539
5.50%, due 03/01/2033	9,144	8,861
5.50%, due 04/01/2033	2,474	2,397
5.50%, due 07/01/2033	1,924	1,864
5.50%, due 08/01/2033	83	80
5.50%, due 11/01/2033	6,286	6,091
5.50%, due 12/01/2033	272	264
5.50%, due 01/01/2034	2,333	2,261
5.50%, due 02/01/2034	844	817
5.50%, due 04/01/2034	13,776	13,346
5.50%, due 05/01/2034	11,630	11,267
6.50%, due 05/01/2034	110	112
5.50%, due 06/01/2034	20	20
5.50%, due 09/01/2034	1,050	1,016
5.50%, due 10/01/2034	577	558
5.50%, due 11/01/2034	4,967	4,809
5.50%, due 12/01/2034	2,781	2,692
5.50%, due 01/01/2035	18,201	17,622
5.50%, due 02/01/2035	37,129	35,956
5.50%, due 03/01/2035	9,718	9,398
5.50%, due 04/01/2035	13,204	12,769
4.70%, due 05/01/2035 *	2,700	2,674
5.50%, due 05/01/2035	10,225	9,887
5.50%, due 06/01/2035	4,945	4,782
5.50%, due 07/01/2035	2,425	2,345
4.77%, due 08/01/2035 *	4,228	4,209
5.50%, due 08/01/2035	6,929	6,700
4.71%, due 09/01/2035 *	4,954	4,883
5.50%, due 09/01/2035	624	604
5.50%, due 10/01/2035	1,207	1,167
5.50%, due 04/01/2036	726	700
5.50%, due 05/01/2036	754	728
6.50%, due 06/17/2038	3,700	3,760
6.23%, due 06/01/2043 *	769	780
Fannie Mae TBA 5.50%, due 07/01/2037 6.00%, due 07/01/2037 6.50%, due 07/01/2037 5.50%, due 08/01/2037 6.00%, due 08/01/2037	419,000 130,000 21,000 19,000 10,000	404,073 128,578 21,197 18,311 9,884

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

PIMCO Total Return 2

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Fannie Mae, Series 2002-79, Class AD 5.00%, due 07/25/2019	$188	$186
Fannie Mae, Series 2005-47, Class PA 5.50%, due 09/25/2024	11,647	11,620
Freddie Mac 4.50%, due 10/01/2013 4.50%, due 03/15/2016 5.00%, due 08/15/2016 5.00%, due 02/15/2020 7.17%, due 08/01/2023 * 4.25%, due 09/15/2024 5.00%, due 03/15/2025 5.00%, due 05/15/2026 5.67%, due 12/15/2029 * 4.74%, due 09/01/2035 * 5.33%, due 09/01/2035 * 6.50%, due 07/25/2043 6.23%, due 10/25/2044 *	475 3,200 1,939 10,087 140 2,309 2,818 4,744 155 4,454 4,037 196 4,343	463 3,132 1,915 9,933 143 2,273 2,795 4,693 155 4,399 4,022 199 4,381
Freddie Mac, Series 2495, Class PD 5.50%, due 03/15/2017	700	699
Freddie Mac, Series 2591, Class QM 4.50%, due 06/15/2017	1,399	1,366
Ginnie Mae 6.50%, due 02/15/2029 6.50%, due 03/15/2029 6.50%, due 04/15/2029 6.50%, due 05/15/2029 6.50%, due 07/15/2029 6.50%, due 09/15/2029 6.50%, due 06/20/2032 5.50%, due 11/15/2032 5.50%, due 12/15/2032 5.50%, due 05/15/2033 5.50%, due 11/15/2033 5.50%, due 12/15/2033 5.50%, due 01/15/2034 5.50%, due 02/15/2034 5.50%, due 11/15/2035 5.50%, due 02/15/2036	74 146 5 8 7 77 14 687 1,115 228 801 1,243 384 776 535 9,972	76 149 5 8 7 78 14 668 1,084 222 779 1,209 373 754 520 9,680
Total U.S. Government Agency Obligations (cost: $907,676)		899,618
FOREIGN GOVERNMENT OBLIGATIONS (0.4%)
Hong Kong Government–144A 5.13%, due 08/01/2014	2,700	2,625
Korea Highway Corp.–144A 5.13%, due 05/20/2015	850	812

	Principal		Value
Republic of Brazil 10.25%, due 01/10/2028	BRL	2,800	$1,621
Republic of South Africa 5.25%, due 05/16/2013	EUR	65	89
Total Foreign Government Obligations (cost: $4,888)			5,147
MORTGAGE-BACKED SECURITIES (7.9%)
Aames Mortgage Investment Trust, Series 2006-1, Class A1 5.38%, due 04/25/2036 *		755	755
American Home Mortgage Investment Trust, Series 2005-2, Class 5A2 5.47%, due 09/25/2035 *		1,156	1,156
Banc of America Funding Corp., Series 2005-D, Class A1 4.11%, due 05/25/2035 *		373	365
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1 4.77%, due 01/25/2034 *		300	299
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1 4.62%, due 01/25/2034 *		457	458
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1 4.63%, due 10/25/2035 *		3,074	3,023
Bear Stearns ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB, Class A1B1 5.82%, due 11/25/2036 *		1,927	1,924
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1 5.48%, due 02/25/2034 *		1,936	1,936
Bear Stearns Asset Backed Securities, Inc., Series 2006-SD4, Class 1A1 5.49%, due 10/25/2036 *		1,666	1,650
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class IA1 4.90%, due 10/25/2035		6,290	6,201
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class A1 5.37%, due 10/25/2036 *		2,656	2,656
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class A2 5.42%, due 10/25/2036 *		2,300	2,298
Countrywide Alternative Loan Trust, Series 2003-J11, Class 4A1 6.00%, due 10/25/2032		82	82

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

PIMCO Total Return 3

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Countrywide Alternative Loan Trust, Series 2005-11CB, Class 2A8 4.50%, due 06/25/2035	$760	$749
Countrywide Alternative Loan Trust, Series 2005-81, Class A1 5.60%, due 02/25/2037 *	2,871	2,876
Countrywide Alternative Loan Trust, Series 2006-0A19, Class A1 5.50%, due 02/20/2047 *	2,698	2,693
Countrywide Alternative Loan Trust, Series 2006-OA1, Class 2A1 5.53%, due 03/20/2046 *	2,572	2,570
Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-30, Class M 3.79%, due 10/19/2032 *	359	358
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7, Class 1A2 5.59%, due 05/25/2034 *	21	21
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-R1, Class 2A–144A 6.50%, due 11/25/2034	1,606	1,627
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-R4, Class 2A–144A 6.50%, due 01/25/2034	1,103	1,117
GS Mortgage Securities Corp. II, Series 1998-C1, Class A2 6.62%, due 10/18/2030	986	993
GS Mortgage Securities Corp. II, Series 2007-EOP, Class A1–144A 5.41%, due 03/06/2020 *m	6,100	6,107
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 4.54%, due 09/25/2035 *	1,160	1,143
Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A 5.56%, due 03/19/2037 *	4,314	4,321
Harborview Mortgage Loan Trust, Series 2007-1, Class 2A1A 5.45%, due 04/19/2038 *	2,835	2,831
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A5 4.77%, due 07/25/2035 *	6,284	6,198
Lehman XS Trust, Series 2006-10N, Class 1A1A 5.40%, due 07/25/2046 *	1,468	1,468

	Principal	Value
Morgan Stanley Capital I, Series 2007-XLFA, Class A1–144A 5.38%, due 10/15/2020 *m	$4,489	$4,495
Nomura Asset Acceptance Corp., Series 2004-R1, Class A1–144A 6.50%, due 03/25/2034	1,401	1,419
Residential Accredit Loans, Inc., Series 2006-QO7, Class 3A1 5.42%, due 09/25/2046 *	870	869
Residential Funding Mortgage Securities I, Series 2003-S9, Class A1 6.50%, due 03/25/2032	77	77
Sequoia Mortgage Trust, Series 10, Class 2A1 5.70%, due 10/20/2027 *	197	197
Small Business Administration Participation, Series 2003-201 5.13%, due 09/01/2023	501	491
Small Business Administration, Series 2004-20C 4.34%, due 03/01/2024	2,880	2,668
Structured Asset Mortgage Investments, Inc., Series 2002-AR3, Class A-1 5.65%, due 09/19/2032 *	81	81
Structured Asset Mortgage Investments, Inc., Series 2005-AR8, Class A1 5.60%, due 02/25/2036	526	526
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 2A1 5.54%, due 05/25/2036 *	3,141	3,145
TBW Mortgage Backed Pass Through Certificates, Series 2006-6, Class A1 5.43%, due 01/25/2037 *	3,398	3,399
Wachovia Bank Commercial Mortgage Trust, Series 2006-WHL7, Class A1 5.41%, due 09/15/2021 *	1,906	1,905
Washington Mutual, Inc., Series 2004-AR1, Class A 4.23%, due 03/25/2034 *	867	856
Washington Mutual, Inc., Series 2006-AR19, Class 1A1A 5.76%, due 01/25/2047 *m	442	442
Washington Mutual, Inc., Series 2006-AR3, Class A1A 6.03%, due 02/25/2046 *m	2,109	2,113

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

PIMCO Total Return 4

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Washington Mutual, Inc., Series 2006-AR7, Class 3A 5.80%, due 07/25/2046 *	$2,976	$2,990
Washington Mutual, Inc., Series 2006-AR9, Class 2A 5.80%, due 08/25/2046 *	3,323	3,339
Washington Mutual, Series 2002-AR10, Class A6 4.82%, due 10/25/2032 *	69	69
Washington Mutual, Series 2002-AR2, Class A 5.47%, due 02/27/2034 *	233	229
Washington Mutual, Series 2003-R1, Class A1 5.86%, due 12/25/2027 *	7,296	7,295
Wells Fargo Mortgage Backed Securities Trust, Series 2003-13, Class A5 4.50%, due 11/25/2018	975	947
Total Mortgage-Backed Securities (cost: $95,701)		95,427
ASSET-BACKED SECURITIES (9.5%)
American Express Credit Account Master Trust, Series 2005-3, Class A 5.32%, due 01/18/2011 *	700	699
Amortizing Residential Collateral Trust, Series 2002-BC4, Class A 5.61%, due 07/25/2032 *	6	6
Argent Securities, Inc., Series 2006-W3, Class A2A 5.39%, due 04/25/2036 *	872	872
Asset Backed Funding Certificates, Series 2006-HE1, Class A2A 5.38%, due 01/25/2037 *	3,617	3,618
BA Master Credit Card Trust, Series 1998-E, Class A 5.50%, due 09/15/2010 *	2,000	2,003
Bank One Issuance Trust, Series 2003-3A, Class A 5.43%, due 12/15/2010 *	2,800	2,803
Bear Stearns Asset Backed Securities, Inc., Series 2002-2, Class A1 5.65%, due 10/25/2032 *	66	66
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL1, Class A2A–144A 5.36%, due 12/25/2036 *	548	547
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 1A1 5.51%, due 06/25/2037 *	6,200	6,173

	Principal	Value
Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV1 5.38%, due 09/25/2046 *	$1,890	$1,890
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV1 5.37%, due 01/25/2037 *	1,368	1,367
Countrywide Asset-Backed Certificates, Series 2006-24, Class 2A1 5.37%, due 05/25/2037 *	4,150	4,150
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1 5.39%, due 06/25/2037	1,647	1,647
Countrywide Asset-Backed Certificates, Series 2006-8, Class 2A1 5.35%, due 01/25/2046 *	1,912	1,911
Countrywide Asset-Backed Certificates, Series 2006-SD1, Class A1–144A 5.48%, due 02/25/2036 *	1,090	1,090
Countrywide Asset-Backed Certificates, Series 2007-5, Class 2A1 5.42%, due 09/25/2037 *	3,826	3,826
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF18, Class A2A 5.39%, due 12/25/2037	3,554	3,554
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FFH1, Class A1 5.39%, due 01/25/2036 *	63	63
Home Equity Asset Trust, Series 2002-1, Class A4 5.92%, due 11/25/2032 *	1	1
JP Morgan Mortgage Acquisition Corp., Series 2007-CH3, Class A2 5.40%, due 03/25/2037 *	863	863
Lehman XS Trust, Series 2006-16N, Class A1A 5.40%, due 11/25/2046 *	3,173	3,173
Lehman XS Trust, Series 2006-17, Class WF11 5.44%, due 11/25/2036 *	2,463	2,464
Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A1 5.38%, due 04/25/2036 *	198	198
Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A1 5.38%, due 10/25/2036 *	812	812
MBNA Credit Card Master Note Trust, Series 2003-A1, Class A 3.30%, due 07/15/2010	2,400	2,370

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

PIMCO Total Return 5

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
MBNA Credit Card Master Note Trust, Series 2003-A3, Class A3 5.44%, due 08/16/2010 *	$5,600	$5,606
Merrill Lynch Mortgage Investors, Inc., Series 2006-FF1, Class A2A 5.39%, due 08/25/2036 *	3,123	3,121
Merrill Lynch Mortgage Investors, Inc., Series 2006-RM2, Class A2A 5.35%, due 05/25/2037 *	4,464	4,464
Morgan Stanley ABS Capital I, Series 2006-HE7, Class A2A 5.37%, due 09/25/2036 *	2,956	2,955
Morgan Stanley ABS Capital I, Series 2006-NC1, Class A1 5.40%, due 12/25/2035 *	170	170
Morgan Stanley ABS Capital I, Series 2006-WMC2, Class A2A 5.36%, due 07/25/2036 *	1,644	1,644
Morgan Stanley ABS Capital I, Series 2007-HE2, Class A2A 5.36%, due 01/25/2037 *	3,645	3,645
Morgan Stanley Capital I, Series 2006-NC2, Class A2B 5.44%, due 02/25/2036 *	4,700	4,701
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A1A 5.39%, due 02/25/2047 *	5,398	5,398
Quest Trust, Series 2004-X2, Class A–144A 5.88%, due 06/25/2034 *	38	39
RACERS Series 1997-R-8-3–144A 5.66%, due 08/15/2007 *§m	1,100	1,100
Residential Asset Mortgage Products, Inc., Series 2006-RS1, Class AI1 5.40%, due 01/25/2036 *	639	639
Residential Asset Mortgage Products, Inc., Series 2006-RZ5, Class A1A 5.42%, due 08/25/2046 *	3,366	3,366
Residential Asset Securities Corp., Series 2007-KS1, Class A1 5.38%, due 01/25/2037 *	3,200	3,198
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC2, Class A2A 5.36%, due 01/25/2037 *	3,488	3,488
SLM Student Loan Trust, Series 2003-11, Class A7–144A 3.80%, due 12/15/2038	6,000	5,812

	Principal	Value
SLM Student Loan Trust, Series 2006-9, Class A1 5.33%, due 10/25/2012 *	$1,823	$1,823
Small Business Administration, Series 2004-P10, Class A 4.50%, due 02/10/2014	1,226	1,170
Soundview Home Equity Loan Trust, Series 2006-3, Class A1 5.36%, due 11/25/2036 *	1,380	1,380
Soundview Home Equity Loan Trust, Series 2006-EQ2, Class A1 5.40%, due 01/25/2037 *	1,083	1,083
Structured Asset Securities Corp., Series 2002-HF1, Class A 5.61%, due 01/25/2033 *	2	2
Structured Asset Securities Corp., Series 2006-BC3, Class A2 5.37%, due 10/25/2036 *	3,326	3,325
Structured Asset Securities Corp., Series 2007-GEL1, Class A1–144A 5.42%, due 01/25/2037 *m	3,031	3,026
Washington Mutual Asset-Backed Certificates, Series 2006-HE1, Class 2A1 5.39%, due 04/25/2036 *	308	308
Wells Fargo Home Equity Trust, Series 2005-3, Class AII1 5.43%, due 11/25/2035 *	455	455
Wells Fargo Home Equity Trust, Series 2007-1, Class A1 5.42%, due 03/25/2037 *	1,940	1,940
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4 5.24%, due 04/25/2036 *	5,454	5,406
Total Asset-Backed Securities (cost: $115,580)		115,430
MUNICIPAL BONDS (0.0%)
Revenue-Tobacco (0.0%)
Tobacco Settlement Financing Corp., LA 5.88%, due 05/15/2039	100	106
Total Municipal Bonds (cost: $85)		106
CORPORATE DEBT SECURITIES (21.6%)
Air Transportation (0.1%)
Continental Airlines, Inc. 7.06%, due 09/15/2009	1,000	1,012
UAL Corp. 6.20%, due 09/01/2008 6.60%, due 09/01/2013	336 97	340 98

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

PIMCO Total Return 6

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal		Value
Amusement & Recreation Services (0.2%)
Mandalay Resort Group 6.50%, due 07/31/2009		$2,300	$2,300
Automotive (0.5%)
DaimlerChrysler NA Holding Corp., (MTN) 5.71%, due 03/13/2009 *		3,000	3,006
DaimlerChrysler NA Holding Corp., Series D, (MTN) 5.84%, due 09/10/2007 *		3,000	3,002
Business Credit Institutions (1.4%)
Caterpillar Financial Services Corp. 5.42%, due 05/18/2009 *		700	701
General Electric Capital Corp. 5.36%, due 10/24/2008 *		16,400	16,407
Chemicals & Allied Products (0.3%)
Avon Products, Inc. 5.13%, due 01/15/2011		4,000	3,951
Commercial Banks (9.4%)
Bank of America NA 5.36%, due 12/18/2008 *		4,800	4,801
Bank of Ireland 5.37%, due 12/19/2008 *		4,800	4,804
Banque Nationale de Paris/New York 5.26%, due 05/28/2008 *		4,700	4,701
BNP Paribas NY Branch CD 5.26%, due 04/03/2008		1,600	1,600
China Development Bank 5.00%, due 10/15/2015		300	287
Citigroup, Inc., Global Senior Note 5.50%, due 06/09/2009 *		2,000	2,004
European Investment Bank 2.13%, due 09/20/2007	JPY	630,000	5,116
Fortis Bank SA/NV - New York, NY 5.27%, due 06/30/2008 *		5,400	5,401
Glitnir Banki HF–144A 5.62%, due 04/20/2010 *		500	499
HBOS Treasury Services PLC, Senior Note–144A 5.32%, due 07/17/2008 *		1,400	1,401
HBOS Treasury Services PLC–144A 5.40%, due 07/17/2009 *		2,000	2,001
HSBC Bank USA NA/New York, NY 5.41%, due 07/28/2008 *		1,800	1,803
HSBC Capital Funding LP–144A 10.18%, due 06/30/2030 (a)(b)		100	140

	Principal		Value
Commercial Banks (continued)
Nordea Bank Finland PLC/New York, NY
5.30%, due 05/28/2008 *		$5,300	$5,302
5.28%, due 12/01/2008 *		12,200	12,197
Nykredit Realkredit A/S
4.83%, due 10/01/2038 *	DKK	8,699	1,486
4.83%, due 10/01/2038 *	DKK	8,665	1,494
Rabobank Capital Funding II–144A 5.26%, due 12/31/2013 (a)(b)		1,000	959
Rabobank Capital Funding Trust III–144A 5.25%, due 10/21/2016 (a)(b)		1,480	1,386
Rabobank Nederland, Series E 0.20%, due 06/20/2008	JPY	1,028,000	8,264
Rabobank Nederland–144A 5.38%, due 01/15/2009 *		3,800	3,801
Realkredit Danmark A/S 5.00%, due 10/01/2038 *	DKK	8,760	1,513
Realkredit Danmark A/S, Series 83D 5.00%, due 10/01/2038 *	DKK	25,384	4,330
Royal Bank of Canada/New York 5.27%, due 06/30/2008 *		5,000	5,003
Santander US Debt SA Unipersonal, Senior Note–144A
5.42%, due 11/20/2009 *		4,700	4,701
Santander US Debt SA Unipersonal–144A 5.42%, due 02/06/2009 *		3,800	3,803
Skandinav Enskilda BK/NY 5.30%, due 02/04/2008 *		4,400	4,389
Skandinaviska Enskilda Banken AB/New York, NY 5.34%, due 08/21/2008		5,700	5,701
Sumitomo Mitsui Banking–144A 5.63%, due 10/15/2015 (a)(b)		550	524
Unicredit Luxembourg Finance SA–144A 5.41%, due 10/24/2008 *		4,200	4,201
Unicredito Italiano/New York 5.36%, due 05/29/2008 *		4,800	4,801
VTB Capital SA for Vneshtorgbank–144A 5.96%, due 08/01/2008 *		2,200	2,202
Wachovia Bank NA 5.36%, due 02/23/2009 *		3,900	3,901
Department Stores (0.4%)
Wal-Mart Stores, Inc. 5.26%, due 06/16/2008 *		4,800	4,798

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

PIMCO Total Return 7

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Electric Services (0.6%)
Columbus Southern Power Co., Series C 5.50%, due 03/01/2013	$100	$98
Florida Power Corp. 4.80%, due 03/01/2013	1,960	1,872
Ohio Power Co., Series F 5.50%, due 02/15/2013	100	99
Progress Energy, Inc. 7.10%, due 03/01/2011 6.85%, due 04/15/2012	282 440	295 461
PSEG Power LLC 6.95%, due 06/01/2012	921	964
TXU Energy Co. LLC–144A 5.86%, due 09/16/2008 *	3,000	3,001
Electric, Gas & Sanitary Services (0.2%)
Entergy Gulf States, Inc. 5.70%, due 06/01/2015	750	719
Niagara Mohawk Power Corp. 7.75%, due 10/01/2008	825	846
Waste Management, Inc. 7.38%, due 08/01/2010 6.38%, due 11/15/2012	700 375	733 384
Food & Kindred Products (0.4%)
Kraft Foods, Inc. 5.63%, due 11/01/2011	4,000	3,969
Reynolds American, Inc., Senior Note 7.63%, due 06/01/2016 †	800	847
Food Stores (0.0%)
Albertsons LLC, Senior Note 6.95%, due 08/01/2009	300	306
Gas Production & Distribution (0.6%)
El Paso Energy Corp. 7.80%, due 08/01/2031 7.75%, due 01/15/2032	125 425	127 428
SEMCO Energy, Inc., Senior Note 7.13%, due 05/15/2008	2,800	2,811
Sonat, Inc. 7.63%, due 07/15/2011	1,000	1,039
Southern Natural Gas Co. 8.00%, due 03/01/2032	820	930
Williams Cos., Inc. Credit Linked Certificate Trust (The)–144A 6.75%, due 04/15/2009	1,900	1,919

	Principal	Value
Holding & Other Investment Offices (0.3%)
Bank of Scotland, Series E 5.86%, due 11/22/2012	$2,000	$2,004
Ventas Realty, LP/Ventas Capital Corp. REIT, Senior Note 8.75%, due 05/01/2009	1,000	1,046
Hotels & Other Lodging Places (0.1%)
Mandalay Resort Group, Senior Note 9.50%, due 08/01/2008	740	762
Park Place Entertainment Corp. 7.50%, due 09/01/2009	800	818
Instruments & Related Products (0.2%)
Xerox Corp., Senior Note 9.75%, due 01/15/2009	2,200	2,327
Insurance (0.2%)
Metropolitan Life Global Funding I–144A 5.40%, due 05/17/2010 *	2,600	2,600
Manufacturing Industries (0.1%)
Tyco International Group SA 6.38%, due 10/15/2011	1,510	1,556
Medical Instruments & Supplies (0.0%)
Fresenius Medical Care Capital Trust II 7.88%, due 02/01/2008	237	238
Mortgage Bankers & Brokers (0.1%)
Petroleum Export/Cayman–144A 5.27%, due 06/15/2011	601	584
Motion Pictures (0.0%)
Time Warner, Inc. 6.88%, due 05/01/2012	410	428
Oil & Gas Extraction (0.6%)
Gaz Capital for Gazprom 8.63%, due 04/28/2034	2,300	2,865
Kerr-McGee Corp. 6.88%, due 09/15/2011	4,000	4,158
Personal Credit Institutions (2.5%)
American Honda Finance Corp., (MTN)–144A 5.35%, due 08/05/2008 *	2,000	2,000
Ford Motor Credit Co. 6.19%, due 09/28/2007 * 4.95%, due 01/15/2008 5.80%, due 01/12/2009 7.25%, due 10/25/2011 7.80%, due 06/01/2012 7.00%, due 10/01/2013	100 1,100 500 1,600 2,700 2,500	100 1,092 489 1,540 2,634 2,316

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

PIMCO Total Return 8

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Personal Credit Institutions (continued)
General Motors Acceptance Corp.
4.38%, due 12/10/2007	$1,400	$1,390
5.85%, due 01/14/2009	700	690
7.25%, due 03/02/2011	2,200	2,193
GMAC LLC 6.61%, due 05/15/2009 * 6.63%, due 05/15/2012	100 1,800	100 1,738
GMAC LLC, Senior Note 7.00%, due 02/01/2012	1,600	1,569
HSBC Finance Corp. 5.36%, due 05/21/2008 * 5.44%, due 03/12/2010 * 6.38%, due 10/15/2011	2,700 3,200 2,000	2,701 3,198 2,055
SLM Corp. 6.00%, due 06/30/2008 §m(d)	4,400	4,378
Petroleum Refining (0.1%)
Enterprise Products Operating, LP 4.95%, due 06/01/2010	500	491
Printing & Publishing (0.1%)
Dex Media East LLC/Dex Media East Finance Co. 9.88%, due 11/15/2009	1,500	1,554
Radio & Television Broadcasting (0.0%)
Clear Channel Communications, Inc. 7.25%, due 10/15/2027	300	254
Railroads (0.1%)
Norfolk Southern Corp. 6.75%, due 02/15/2011	550	570
Savings Institutions (0.2%)
World Savings Bank FSB 5.41%, due 06/20/2008 *	2,000	2,001
Security & Commodity Brokers (1.3%)
Bear Stearns Cos. (The), Inc. 7.63%, due 12/07/2009	560	585
Goldman Sachs Group, Inc. 5.45%, due 12/22/2008 *	800	801
Lehman Brothers Holdings, Inc. 5.41%, due 12/23/2008 *	4,800	4,803
Merrill Lynch & Co., Inc. 5.39%, due 12/22/2008 *	4,800	4,799
Morgan Stanley 5.84%, due 10/15/2015 *	1,100	1,101
Morgan Stanley, Senior Note 5.41%, due 05/07/2009 *	4,100	4,100

	Principal		Value
Telecommunications (1.6%)
America Movil SAB de CV, Senior Note–144A 5.46%, due 06/27/2008 *		$4,900	$4,895
BellSouth Corp. 5.46%, due 08/15/2008 *		4,200	4,203
Cingular Wireless LLC 6.50%, due 12/15/2011		560	579
France Telecom SA 6.75%, due 03/14/2008 (c)	EUR	1,569	2,150
KT Corp.–144A 4.88%, due 07/15/2015		900	840
Nippon Telegraph & Telephone Corp. 2.50%, due 07/25/2007	JPY	133,000	1,078
Qwest Corp. 5.63%, due 11/15/2008		3,000	2,989
SBC Communications, Inc. 4.13%, due 09/15/2009		3,025	2,942
Total Corporate Debt Securities (cost: $262,031)			262,283
LOAN ASSIGNMENTS (0.6%)
Health Services (0.2%)
Health Management Associates, Inc. 7.10%, due 01/16/2014 §m		2,793	2,800
Medical Instruments & Supplies (0.4%)
HCA, Inc., Series B 0.00%, due 11/14/2013 m		4,676	4,692
Total Loan Assignments (cost: $7,470)			7,492
	Shares		Value
PREFERRED STOCKS (0.3%)
Commercial Banks (0.3%)
DG Funding Trust-144A *§		380	$3,950
Total Preferred Stocks (cost: $4,042)			3,950
	Principal		Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.5%)
U.S. Treasury Bill
4.44%, due 09/13/2007 v		$1,060	$1,050
4.45%, due 09/13/2007 v		1,005	996
4.45%, due 09/13/2007 v		180	178
4.49%, due 09/13/2007 v		255	253
4.65%, due 09/13/2007 v		4,240	4,199
Total Short-Term U.S. Government Obligations (cost: $6,676)			6,676

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

PIMCO Total Return 9

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
COMMERCIAL PAPER (8.8%)
Commercial Banks (8.8%)
Bank of America Corp.
5.20%, due 07/20/2007	$8,400	$8,375
5.21%, due 09/04/2007	8,700	8,617
Dexia Delaware LLC 5.23%, due 08/03/2007	58,400	58,112
HBOS Treasury Services 5.23%, due 08/02/2007	31,500	31,349
Total Commercial Paper (cost: $106,454)		106,453
CERTIFICATES OF DEPOSIT (3.0%)
Barclays Bank PLC, NY 5.28%, due 03/17/2008 *	12,100	12,099
Royal Bank of Scotland NY 5.27%, due 03/26/2008	12,100	12,097
Societe Generale NY 5.27%, due 03/26/2008	12,100	12,097
Total Certificates Of Deposit (cost: $36,293)		36,293
	Contracts u	Value
PURCHASED OPTIONS (0.3%)
Covered Call Options (0.2%)
90-Day Euro Dollar Future Call Strike $95.25 Expires 03/17/2008	468	85
OTC EURO vs JPY Currency § Call Strike $158.35 Expires 06/04/2008	3,900,000	207
OTC EURO vs JPY Currency § Call Strike $148.30 Expires 05/20/2010	2,000,000	156
OTC EURO vs JPY Currency § Call Strike $148.40 Expires 06/03/2010	1,800,000	139
OTC EURO vs USD Currency § Call Strike $1.36 Expires 05/19/2008	3,000,000	92
OTC EURO vs USD Currency § Call Strike $1.36 Expires 05/21/2008	7,100,000	241
OTC EURO vs USD Currency § Call Strike $1.36 Expires 05/21/2008	1,300,000	44
OTC EURO vs USD Currency § Call Strike $1.38 Expires 05/21/2010	1,000,000	50

	Contracts u	Value
Covered Call Options (continued)
OTC EURO vs USD Currency §	2,500,000	$126
Call Strike $1.38
Expires 05/21/2010
OTC EURO vs USD Currency § Call Strike $1.38 Expires 06/03/2010	2,600,000	132
OTC USD vs JPY Currency § Call Strike $121.00 Expires 01/18/2008	4,300,000	72
OTC USD vs JPY Currency Call Strike $104.00 Expires 03/17/2010	1,500,000	115
OTC USD vs JPY Currency § Call Strike $104.00 Expires 03/17/2010	11,500,000	879
OTC USD vs JPY Currency § Call Strike $105.40 Expires 03/31/2010	4,600,000	311
U.S. Long Bond Treasury Future Call Strike $115.00 Expires 08/24/2007	1,380	22
U.S. Long Bond Treasury Future Call Strike $114.00 Expires 08/24/2007	908	28
Put Options (0.1%)
10-Year U.S. Treasury Note Future Put Strike $97.00 Expires 08/24/2007	90	1
10-Year U.S. Treasury Note Future Put Strike $94.00 Expires 08/24/2007	1,020	16
90-Day Euro Dollar Future Put Strike $91.25 Expires 09/17/2007	692	4
90-Day Euro Dollar Future Put Strike $91.50 Expires 09/17/2007	1,106	7
90-Day Euro Dollar Future Put Strike $92.25 Expires 12/17/2007	2,102	13
90-Day Euro Dollar Future Put Strike $91.50 Expires 03/17/2008	332	2
90-Day Euro Dollar Future Put Strike $91.75 Expires 03/17/2008	852	5

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

PIMCO Total Return 10

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Contracts u	Value
Put Options (continued)
90-Day Euro Dollar Future	565	$4
Put Strike $93.00
Expires 03/17/2008
90-Day Euro Dollar Future Put Strike $92.50 Expires 06/16/2008	529	3
OTC EURO vs JPY Currency § Put Strike $158.35 Expires 06/04/2008	3,900,000	108
OTC EURO vs JPY Currency § Put Strike $148.30 Expires 05/20/2010	2,000,000	103
OTC EURO vs JPY Currency § Put Strike $148.40 Expires 06/03/2010	1,800,000	95
OTC EURO vs USD Currency § Put Strike $1.36 Expires 05/19/2008	3,000,000	84
OTC EURO vs USD Currency § Put Strike $1.36 Expires 05/21/2008	7,100,000	176
OTC EURO vs USD Currency § Put Strike $1.36 Expires 05/21/2008	1,300,000	32
OTC EURO vs USD Currency § Put Strike $1.38 Expires 05/21/2010	1,000,000	45
OTC EURO vs USD Currency § Put Strike $1.38 Expires 05/21/2010	2,500,000	113
OTC EURO vs USD Currency § Put Strike $1.38 Expires 06/03/2010	2,600,000	118
OTC USD vs JPY Currency Put Strike $104.00 Expires 03/17/2010	1,500,000	37
OTC USD vs JPY Currency § Put Strike $104.00 Expires 03/17/2010	11,500,000	287
OTC USD vs JPY Currency § Put Strike $105.40 Expires 03/31/2010	4,600,000	130
Total Purchased Options (cost: $3,775)		4,082

	Notional Amount	Value
PURCHASED SWAPTIONS (0.1%)
Covered Call Swaptions (0.1%)
EURIBOR Rate Swaption §m	$79,200	$—	o
Call Strike $3.96
Expires 07/04/2007
GBP-LIBOR Rate Swaption §m Call Strike $5.18 Expires 09/14/2007	68,300	—	o
LIBOR Rate Swaption §m Call Strike $4.85 Expires 07/02/2007	50,900	—	o
LIBOR Rate Swaption §m Call Strike $5.00 Expires 08/08/2007	710,500	2
LIBOR Rate Swaption §m Call Strike $4.90 Expires 08/08/2007	54,300	—	o
LIBOR Rate Swaption §m Call Strike $4.90 Expires 10/25/2007	31,900	15
LIBOR Rate Swaption §m Call Strike $5.00 Expires 12/20/2007	41,400	51
LIBOR Rate Swaption §m Call Strike $5.00 Expires 02/01/2008	32,600	52
LIBOR Rate Swaption §m Call Strike $4.75 Expires 02/01/2008	35,900	11
LIBOR Rate Swaption §m Call Strike $4.75 Expires 03/31/2008	143,400	177
LIBOR Rate Swaption §m Call Strike $4.75 Expires 09/26/2008	57,700	114
LIBOR Rate Swaption §m Call Strike $4.75 Expires 09/26/2008	68,500	135
LIBOR Rate Swaption §m Call Strike $4.75 Expires 12/15/2008	101,900	231
LIBOR Rate Swaption §m Call Strike $5.00 Expires 12/15/2008	158,900	538

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

PIMCO Total Return 11

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Notional Amount	Value
Put Swaptions (0.0%)
EURO-LIBOR Rate Swaption §m	$10,900	$60
Put Strike $5.00
Expires 07/09/2007
Total Purchased Swaptions (cost: $4,740)		1,386
	Principal	Value
SECURITY LENDING COLLATERAL (0.0%)
Debt (0.0%)
Bank Notes (0.0%)
Bank of America 5.27%, due 07/16/2007 * 5.27%, due 08/17/2007 * 5.30%, due 09/17/2007 *	4 6 6	4 6 6
Commercial Paper (0.0%)
Barton Capital Corp.–144A 5.30%, due 07/11/2007 5.31%, due 07/12/2007	6 2	6 2
Bear Stearns & Co. 5.44%, due 07/10/2007	1	1
CAFCO LLC–144A 5.32%, due 07/16/2007	2	2
Clipper Receivables Corp. 5.31%, due 07/10/2007	2	2
CRC Funding LLC–144A 5.32%, due 07/16/2007	2	2
Den Danske Bank 5.28%, due 07/09/2007	1	1
Falcon Asset Securitization Corp.–144A 5.31%, due 07/17/2007	3	3
Grampian Funding LLC–144A 5.35%, due 07/18/2007	2	2
Greyhawk Funding LLC–144A 5.29%, due 07/12/2007	3	3
Jupiter Securitization Corp.–144A 5.32%, due 07/26/2007	1	1
Lexington Parker Capital–144A 5.29%, due 07/03/2007	3	3
Liberty Street–144A 5.28%, due 07/02/2007 5.29%, due 07/18/2007 5.33%, due 07/31/2007	3 3 1	3 3 1
Morgan Stanley & Co. 5.45%, due 08/01/2007	1	1
Old Line Funding Corp.–144A 5.32%, due 07/12/2007	2	2
Paradigm Funding LLC–144A 5.31%, due 07/16/2007	2	2
Park Avenue Receivables Corp.–144A 5.32%, due 07/23/2007	6	6

	Principal	Value
Commercial Paper (continued)
Sheffield Receivables Corp.–144A
5.29%, due 07/06/2007	$2	$2
5.32%, due 07/17/2007	6	6
Three Pillars Funding Corp.–144A 5.33%, due 07/25/2007	6	6
Variable Funding Capital Corp.–144A 5.31%, due 07/05/2007 5.29%, due 07/11/2007 5.29%, due 07/12/2007	6 6 6	6 6 6
Euro Dollar Overnight (0.0%)
Abbey National PLC 5.28%, due 07/05/2007	3	3
Bank of Montreal 5.29%, due 07/02/2007 5.28%, due 07/03/2007	2 6	2 6
BNP Paribas 5.35%, due 07/02/2007	2	2
Calyon 5.38%, due 07/02/2007	2	2
Marshall & Ilsley Bank 5.29%, due 07/06/2007	3	3
National Australia Bank 5.32%, due 07/02/2007	2	2
Rabobank Netherland 5.33%, due 07/02/2007 5.28%, due 07/05/2007	2 6	2 6
Svenska Handelsbanken 5.30%, due 07/02/2007	2	2
Euro Dollar Terms (0.0%)
Banco Bilbao Vizcaya Argentaria 5.30%, due 08/10/2007	3	3
Bank of Montreal 5.31%, due 08/14/2007	4	4
Bank of Nova Scotia 5.28%, due 07/09/2007 5.29%, due 07/11/2007	2 2	2 2
Barclays 5.30%, due 07/16/2007 5.32%, due 09/04/2007	2 1	2 1
Canadian Imperial Bank of Commerce 5.30%, due 07/30/2007	3	3
Credit Suisse First Boston Corp. 5.29%, due 07/13/2007 5.29%, due 07/18/2007	2 5	2 5
First Tennessee National Corp. 5.30%, due 07/18/2007	1	1

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

PIMCO Total Return 12

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Fortis Bank
5.29%, due 07/09/2007	$1	$1
5.30%, due 07/20/2007	3	3
5.30%, due 07/26/2007	2	2
Skandinaviska Enskilda Banken AB 5.29%, due 07/19/2007	2	2
Wells Fargo 5.28%, due 07/12/2007 5.28%, due 07/13/2007	6 3	6 3
Repurchase Agreements (0.0%) ††
Credit Suisse First Boston Corp. 5.42%, dated 06/29/2007 to be repurchased at $6 on 07/02/2007	6	6
Merrill Lynch & Co. 5.34%, dated 06/29/2007 to be repurchased at $22 on 07/02/2007	22	22
Morgan Stanley Dean Witter & Co. 5.37%, dated 06/29/2007 to be repurchased at $5 on 07/02/2007	5	5
Morgan Stanley Dean Witter & Co. 5.43%, dated 06/29/2007 to be repurchased at $8 on 07/02/2007	8	8
	Shares	Value
Investment Companies (0.0%)
Barclays Global Institutional Money Market Fund 1-day yield of 5.25%	3,564	$4
Reserve Primary Money Market Fund 1-day yield of 5.23%	494	1
Vanguard Prime Money Market Fund 1-day yield of 5.19%	3,433	4
Total Security Lending Collateral (cost: $216)		216
Total Investment Securities (cost: $1,625,707) #		$1,614,763
	Contracts u	Value
WRITTEN OPTIONS (0.0%)
Covered Call Options (0.0%)
Fannie Mae TBA §	28,000,000	$(85)
Call Strike $98.98
Expires 07/19/2007
Total Written Options (premiums: $65)		(85)
	Notional Amount	Value
WRITTEN SWAPTIONS (-0.1%)
Covered Call Swaptions (-0.1%)
EURIBOR Rate Swaption	$33,700	$—	o
Call Strike $4.10
Expires 07/02/2007

	Notional Amount	Value
Covered Call Swaptions (continued)
GBP-LIBOR Rate Swaption m	$19,500	$—	o
Call Strike $4.85
Expires 09/14/2007
LIBOR Rate Swaption m Call Strike $4.95 Expires 07/02/2007	10,800	—	o
LIBOR Rate Swaption m Call Strike $4.90 Expires 08/08/2007	127,900	(7)
LIBOR Rate Swaption m Call Strike $4.90 Expires 08/08/2007	9,100	—	o
LIBOR Rate Swaption m Call Strike $5.70 Expires 08/24/2007	16,300	(155)
LIBOR Rate Swaption m Call Strike $5.01 Expires 10/25/2007	13,900	(18)
LIBOR Rate Swaption m Call Strike $5.15 Expires 12/20/2007	18,000	(59)
LIBOR Rate Swaption m Call Strike $4.90 Expires 02/01/2008	7,900	(17)
LIBOR Rate Swaption m Call Strike $5.10 Expires 02/01/2008	14,200	(51)
LIBOR Rate Swaption m Call Strike $4.95 Expires 03/31/2008	18,000	(62)
LIBOR Rate Swaption m Call Strike $4.90 Expires 03/31/2008	44,100	(135)
LIBOR Rate Swaption m Call Strike $4.95 Expires 09/26/2008	25,100	(126)
LIBOR Rate Swaption m Call Strike $4.95 Expires 09/26/2008	29,800	(150)
LIBOR Rate Swaption m Call Strike $5.00 Expires 12/15/2008	34,200	(243)
LIBOR Rate Swaption m Call Strike $5.20 Expires 12/15/2008	53,000	(520)
Put Swaptions (0.0%)
EURO-LIBOR Rate Swaption m Put Strike $4.80 Expires 07/09/2007	38,500	(90)
Total Written Swaptions (premiums: $4,764)		(1,633)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

PIMCO Total Return 13

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

SWAP AGREEMENTS:
	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 2.15% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: UBS AG m§	10/15/10	EUR	6,300	$94
Receive a fixed rate equal to 2.10% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC m§	10/15/10	EUR	2,500	34
Receive a floating rate based on FRC–Excluding Tobacco-Non- Revised Consumer Price Index and the Fund will pay a fixed rate equal to 2.09%. Counterparty: BNP Paribas m§	10/15/10	EUR	5,000	61
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR. Counterparty: Deutsche Bank AG	12/15/35		$20,100	(1,028)
Receive a floating rate based on the 6-month Great British Pound-LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Barclays Bank PLC §	12/15/35	GBP	10,100	920
Receive a floating rate based on the 6-month Great British Pound-LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Deutsche Bank AG §	12/15/35	GBP	10,700	710
Receive a floating rate based on the 6-month Japanese Yen-LIBOR and pay a fixed rate equal to 2.00%. Counterparty: Morgan Stanley Capital Services, Inc.	12/20/13	JPY	1,080,000	136
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 6-month Great British Pound-LIBOR. Counterparty: Deutsche Bank AG	9/15/15	GBP	3,300	(430)

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive a floating rate based on the 6-month Great British Pound-LIBOR and pay a fixed rate equal to 4.25%. Counterparty: Goldman Sachs Capital Markets, LP m§	6/12/36	GBP	1,500	$265
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR. Counterparty: UBS AG	6/18/09		$105,600	(34)
Receive a fixed rate equal to 8.86% and the Fund will pay a floating rate based on the Mexican Peso Interbank Equilibrium Interest Rate (TIIE)–Banxico. Counterparty: Citibank NA m§	9/12/16	MXN	14,400	68
Receive a fixed rate equal to 0.06% and the Fund will pay to the counterparty at the notional amount in the event of default of American International Group, Inc. 5.60%, due 10/18/2016 Counterparty: Lehman Securities, Inc. §	3/20/08		$8,100	—	o
Receive a fixed rate equal to 8.72% and the Fund will pay a floating rate based the on Mexican Peso TIIE-Banxico. Counterparty: Merrill Lynch Capital Services m§	9/5/16	MXN	26,900	21
Receive a floating rate based on the 6-month Great British Pound-LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Goldman Sachs Capital Markets, LP §	12/15/35	GBP	17,500	1,608
Receive a fixed rate equal to 8.17% and the Fund will pay a floating rate based on the Mexican Peso TIIE-Banxico. Counterparty: Citibank NA m§	11/4/16	MXN	1,400	3
Receive a fixed rate equal to 8.17% and the Fund will pay a floating rate based on the Mexican Peso TIIE-Banxico. Counterparty: Goldman Sachs Capital Markets, LP m§	11/4/16	MXN	88,600	(65)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

PIMCO Total Return 14

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 8.72% and the Fund will pay a floating rate based on the Mexican Peso TIIE-Banxico. Counterparty: Citibank NA m§	9/15/16	MXN	65,300	$96
Receive from the counterparty at the notional amount in the event of default of Morgan Stanley BP, 5.84%, due 10/15/2015, and the Fund will pay a fixed rate equal to 0.275%. Counterparty: Royal Bank of Scotland PLC §	12/20/15		$1,100	12
Receive from the counterparty at the notional amount in the event of default of Avebury Finance CDO PLC, 7.05%, due 01/08/2051 and the Fund will pay a fixed rate equal to 1.80%. Counterparty: Merrill Lynch International m§	1/8/51		10,000	3,370
Receive a fixed rate equal to 0.463% and the Fund will pay to the Counterparty, in the event of default on any of the securities in the Dow Jones Credit Default Index (CDX).IG.5 10 Year Index, the remaining interest payments on those defaulted securities. Counterparty: Morgan Stanley Capital Services, Inc. m	12/20/15		9,600	(60)
Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.IG.5 7 year Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.142%. Counterparty: Morgan Stanley Capital Services, Inc. m§	12/20/12		13,400	22
Receive from the counterparty at the notional amount in the event of default of Kraft Foods, Inc., 5.625%, due 11/1/2011, and the Fund will pay a fixed rate equal to 0.15%. Counterparty: Royal Bank of Scotland PLC §	12/20/11		4,000	25

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive from the counterparty at the notional amount in the event of default of Avon Products, Inc., 5.125%, due 01/15/2011 and the Fund will pay a fixed rate equal to 0.15%. Counterparty: Credit Suisse International	3/20/11		$4,000	$(1)
Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.NA.IG.7 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.4%. Counterparty: Deutsche Bank AG	12/20/11		20,100	49
Receive a fixed rate equal to 0.26% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030. Counterparty: Deutsche Bank AG §	12/20/07		900	—	o
Receive a fixed rate equal to 0.26% and the Fund will pay to the counterparty at the notional amount in the event of default of Republic of Panama Government Bond, 8.875%, due 09/30/2027. Counterparty: Barclays Bank PLC	12/20/08		4,500	(2)
Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.NA.IG.7 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.65%. Counterparty: Morgan Stanley Capital Services, Inc. §	12/20/16		16,600	191
Receive from the Counterparty, in the event of default on any of the securities in the iTraxx Europe HiVol Series Version 1 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.85%. Counterparty: HSBC Bank USA	12/20/16	EUR	8,600	(1)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

PIMCO Total Return 15

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive from the Counterparty, in the event of default on any of the securities in the iTraxx Europe HiVol Series Version 1 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.85%. Counterparty: Deutsche Bank AG	12/20/16	EUR	7,900	$(1)
Receive a fixed rate equal to 0.71% and the Fund will pay to the counterparty at the notional amount in the event of default of Ukraine Government Bond, 7.65%, due 06/11/2013. Counterparty: Barclays Bank PLC §	12/20/08		$700	2
Receive a fixed rate equal to 0.40% and the Fund will pay to the counterparty at the notional amount in the event of default of Republic of Indonesia Government Bond, 6.75%, due 03/10/2014. Counterparty: Royal Bank of Scotland PLC §	12/20/08		700	—	o
Receive a fixed rate equal to 0.72% and the Fund will pay to the counterparty at the notional amount in the event of default of Ukraine Government Bond, 7.65%, due 06/11/2013. Counterparty: Deutsche Bank AG §	12/20/08		700	2
Receive from the counterparty at the notional amount in the event of default of BFC Genesee CDO, Ltd. 2006-1A A3L, 7.00%, due 01/10/2041, and the Fund will pay a fixed rate equal to 2.25%. Counterparty: Citibank NA m§	1/10/41		2,477	565
Receive from the counterparty at the notional amount in the event of default of Montauk Point CDO, Ltd. 2006-2A A4, 6.80%, due 04/06/2046, and the Fund will pay a fixed rate equal to 2.22%. Counterparty: Credit Suisse International m§	1/6/46		2,500	582

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.NA.HY.7 100 credit main index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 3.25%. Counterparty: Lehman Securities, Inc.	12/20/11		$450	$11
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR. Counterparty: Lehman Securities, Inc.	6/20/14		19,400	(320)
Receive from the counterparty at the notional amount in the event of default of HSBC Finance Corp., 6.38%, due 10/15/2011, and the Fund will pay a fixed rate equal to 0.20%. Counterparty: Royal Bank of Scotland PLC	12/20/11		2,000	(5)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 6-month Great British Pound-LIBOR. Counterparty: Royal Bank of Scotland PLC	9/15/10	GBP	3,100	(129)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 6-month Great British Pound-LIBOR. Counterparty: Barclays Bank PLC	9/16/10	GBP	16,300	(693)
Receive a fixed rate equal to 1.97% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Lehman Securities, Inc. m	3/15/12	EUR	1,000	(5)
Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC m	3/15/12	EUR	3,200	(77)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

PIMCO Total Return 16

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: JP Morgan Chase m	3/15/12	EUR	1,800	$(17)
Receive a fixed rate equal to 2.00% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Goldman Sachs Capital Markets, LP	3/15/12	EUR	3,300	(19)
Receive a floating rate based on 6-month-EURIBOR and the Fund will pay a fixed rate equal to 4.00%. Counterparty: Barclays Bank PLC §	12/15/11	EUR	87,300	2,671
Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Royal Bank of Scotland PLC m	3/28/12	EUR	1,000	(9)
Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Royal Bank of Scotland PLC m	3/30/12	EUR	1,100	(11)
Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Goldman Sachs Capital Markets, LP m	3/30/12	EUR	1,100	(10)
Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC m	4/5/12	EUR	600	(6)

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: JP Morgan Chase m	4/10/2012	EUR	400	$(4)
Receive a fixed rate equal to 1.98% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC m	4/30/12	EUR	1,200	(13)
Receive from the counterparty at the notional amount in the event of default of AutoZone, Inc., 5.88%, due 10/15/2012, and the Fund will pay a fixed rate equal to 0.67%. Counterparty: Royal Bank of Scotland PLC §	6/20/17		$3,900	(2)
Receive from the counterparty at the notional amount in the event of default of Glitnir Banki, 5.62%, due 4/20/2010, and the Fund will pay a fixed rate equal to 0.17%. Counterparty: Morgan Stanley Capital Services, Inc. §	6/21/10		500	1
Receive from the counterparty a fixed rate equal to 1.28% and the Fund will pay at the notional amount in the event of default of Reynolds American, Inc., 7.63%, due 6/1/2016. Counterparty: Goldman Sachs International §	6/20/17		2,100	10
Receive a floating rate based on 6-month-EURIBOR and the Fund will pay a fixed rate equal to 4.00%. Counterparty: Deutsche Bank AG §	12/15/11	EUR	25,700	521
Receive a fixed rate equal to 1.94% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Royal Bank of Scotland PLC m	4/10/12	EUR	1,600	(19)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

PIMCO Total Return 17

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive from the counterparty at the notional amount in the event of default of Weyerhaeuser Co., 8.55%, due 3/4/1997, and the Fund will pay a fixed rate equal to 0.96%. Counterparty: UBS AG m§	6/20/17		$1,600	$5
Receive a fixed rate equal to 1.94% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: BNP Paribas m	4/10/12	EUR	1,500	(18)
Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-8, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 2.75%. Counterparty: Citibank NA §	6/20/12		$300	8
Receive from the counterparty at the notional amount in the event of default of Diamond Offshore Drill, Zero Coupon, due 6/6/2020, and the Fund will pay a fixed rate equal to 0.44%. Counterparty: Citibank NA §	6/20/17		3,700	8
Receive from the counterparty at the notional amount in the event of default of Nabors Industries, 5.38%, due 8/15/2012, and the Fund will pay a fixed rate equal to 0.47%. Counterparty: Credit Suisse International	6/20/12		3,600	(15)
Receive a fixed rate equal to 10.15% and the Fund will pay a floating rate based on the Brazilian Real-CDI. Counterparty: Goldman Sachs Capital Markets, LP m	1/2/12	BRL	100,300	(537)
Receive a fixed rate equal to 10.12% and the Fund will pay a floating rate based on the Brazilian Real-CDI. Counterparty: Morgan Stanley Capital Services, Inc. m	1/2/12	BRL	3,000	(26)

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 7.91% and the Fund will pay a floating rate based on the Mexican Peso Interbank Equilibrium Interest Rate (TIIE) Banxico. Counterparty: Morgan Stanley Capital Services, Inc. m	5/14/09	MXN	258,000	$(9)
Receive a fixed rate equal to 7.91% and the Fund will pay a floating rate based on the Mexican Peso TIIE-Banxico. Counterparty: Morgan Stanley Capital Services, Inc. m	5/14/09	MXN	174,000	(5)
Receive a fixed rate equal to 1.00% and the Fund will pay to the counterparty at the notional amount in the event of default of Chesapeake Energy, 6.88%, due 1/15/2016. Counterparty: Citibank NA	6/20/12		$1,500	(18)
Receive a fixed rate equal to 1.00% and the Fund will pay to the counterparty at the notional amount in the event of default of Chesapeake Energy, 6.88%, due 1/15/2016. Counterparty: Morgan Stanley Capital Services, Inc.	6/20/12		400	(5)
Receive a fixed rate equal to 1.00% and the Fund will pay to the counterparty at the notional amount in the event of default of Chesapeake Energy, 6.88%, due 1/15/2016. Counterparty: Deutsche Bank AG	6/20/12		800	(10)
Receive from the counterparty at the notional amount in the event of default of Kerr-Mcgee, Corp., 5.88%, due 9/15/2011, and the Fund will pay a fixed rate equal to 0.16%. Counterparty: Royal Bank of Scotland PLC	9/90/2011		4,100	(6)
Receive a fixed rate equal to 6.00% and the Fund will pay a floating rate based on the 6-month Great British Pound-LIBOR. Counterparty: Deutsche Bank AG m	3/20/09	GBP	9,000	(25)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

PIMCO Total Return 18

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 6.00% and the Fund will pay a floating rate based on the 6-month Great British Pound-LIBOR. Counterparty: Deutsche Bank AG m	6/19/09	GBP	20,500	$(78)
Receive a fixed rate equal to 6.00% and the Fund will pay a floating rate based on the 6-month Great British Pound-LIBOR. Counterparty: Royal Bank of Scotland PLC m	6/19/09	GBP	60,900	(231)
Receive a floating rate based on 3-month-Candian Dollar and the Fund will pay a fixed rate equal to 5.50%. Counterparty: Merrill Lynch Capital Services	6/20/17	CAD	5,400	(3)
Receive a floating rate based on the 3-month United States Dollar-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Goldman Sachs Capital Markets, LP §	12/19/14		$133,000	(837)
Receive from the counterparty at the notional amount in the event of default of Limited Brands, 6.13%, due 12/1/2012, and the Fund will pay a fixed rate equal to 1.03%. Counterparty: Goldman Sachs International §	6/20/17		11,000	51
Receive a floating rate based on the 6-month Great British Pound-LIBOR and pay a fixed rate equal to 5.50%. Counterparty: Royal Bank of Scotland PLC m	12/15/36	GBP	4,100	191
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR. Counterparty: Morgan Stanley Capital Services, Inc.	12/21/37		$12,800	212

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR. Counterparty: Royal Bank of Scotland PLC	12/21/37		$29,900	$487
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR. Counterparty: Deutsche Bank AG	12/21/37		18,500	232
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR. Counterparty: Lehman Securities, Inc.	12/19/12		13,300	17
Receive a fixed rate equal to 8.17% and the Fund will pay a floating rate based on the Mexican Peso Interbank Equilibrium Interest Rate (TIIE)-Banxico. Counterparty: Merrill Lynch Capital Services m§	11/4/16	MXN	58,000	6
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR. Counterparty: Barclays Bank PLC	12/19/12		$13,700	44
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR. Counterparty: Morgan Stanley Capital Services, Inc.	12/19/12		4,800	19
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR. Counterparty: Royal Bank of Scotland PLC	12/19/12		5,000	18
Receive a floating rate based on 6-month-EURIBOR and the Fund will pay a fixed rate equal to 6.00%. Counterparty: Goldman Sachs Capital Markets, LP m	6/19/34	EUR	15,600	(150)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

PIMCO Total Return 19

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR. Counterparty: Royal Bank of Scotland PLC	12/19/17	$20,100	$230
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR. Counterparty: Goldman Sachs Capital Markets, LP m	12/21/37	37,200	171
Total Swap Agreements (premium $-11,381)		$2,777,727	$8,815
FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	(680)	07/12/2007	$(572)	$(5)
Australian Dollar	402	07/26/2007	340	1
Brazilian Real	18,719	03/04/2008	9,184	280
Brazilian Real	(143)	03/04/2008	(66)	(7)
Brazilian Real	57,276	10/02/2007	28,852	550
British Pound Sterling	(15,595)	08/09/2007	(31,135)	(139)
Canadian Dollar	(13,815)	08/09/2007	(12,924)	(74)
Danish Krone	119	09/06/2007	21	1
Danish Krone	(50,270)	09/06/2007	(9,131)	(9)
Euro Dollar	(2,394)	07/05/2007	(3,224)	(10)
Euro Dollar	3,310	07/26/2007	4,460	14
Euro Dollar	(12,117)	07/26/2007	(16,257)	(120)
Japanese Yen	(804,528)	07/24/2007	(6,650)	117
Malaysian Ringgit	3,371	07/10/2007	984	(7)
Malaysian Ringgit	(3,371)	07/10/2007	(975)	(2)
Malaysian Ringgit	3,371	10/17/2007	981	—	o
Mexican Peso	47,912	03/13/2008	4,280	90
New Zealand Dollar	(1,507)	07/05/2007	(1,137)	(27)
New Zealand Dollar	(266)	07/12/2007	(200)	(5)
Norwegian Krone	17,783	09/06/2007	2,968	46
Polish Zloty	10,225	09/28/2007	3,556	122
Republic of Korea Won	3,172,415	07/18/2007	3,410	26
Republic of Korea Won	2,511,161	07/30/2007	2,709	12

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Republic of Korea Won	66,550	09/27/2007	$72	$—	o
Russian Rouble	37,854	01/11/2008	1,469	6
Russian Rouble	89,725	12/07/2007	3,422	72
Singapore Dollar	411	07/03/2007	271	(2)
Singapore Dollar	5,109	07/18/2007	3,380	(36)
Singapore Dollar	1,198	08/07/2007	795	(10)
Singapore Dollar	409	10/03/2007	268	1
$(10,849)	$885
FORWARD FOREIGN CROSS CURRENCY CONTRACTS:
Currency Bought Amount	Currency Sold	Amount	Settlement Date	Net Unrealized Appreciation (Depreciation)
British Pound Norwegian Sterling 1,465	Krone	17,307	9/06/2007	$3
3
FUTURES CONTRACTS:
Contracts u	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
10-Year Japan Government Bond	8	09/20/2007	$8,552	$(8)
10-Year U.S. Treasury Note	1,109	09/28/2007	117,224	1,057
3-Month Euro EURIBOR	141	09/17/2007	45,533	(252)
3-Month Euro EURIBOR	117	09/15/2008	37,643	(6)
3-Month GBP LIBOR	539	06/18/2008	19	13
90-Day Euro Dollar	614	12/17/2007	145,388	47
90-Day Euro Dollar	2,552	06/16/2008	604,984	(2,609)
90-Day Euro Dollar	1,946	09/15/2008	461,275	149
90-Day Euro Dollar	826	12/15/2008	195,720	204
90-Day Euro Dollar	860	03/16/2009	203,691	269
90-Day GBP LIBOR	462	12/19/2007	11	4
90-Day GBP LIBOR	109	12/19/2007	25,625	(292)
90-Day GBP LIBOR	2,151	03/19/2008	80	52
90-Day GBP LIBOR	1,798	03/19/2008	422,474	(2,906)
90-Day GBP LIBOR	1,285	06/18/2008	301,870	(2,604)
90-Day GBP LIBOR	200	09/17/2008	46,984	(421)
90-Day GBP LIBOR	381	12/17/2008	89,514	(807)
Euro-BOBL	1,198	09/10/2007	171,617	161
Euro-BUND	(227)	10/10/2007	(33,953)	(15)
U.S. Treasury Long Bond	(2,289)	09/28/2007	(246,640)	(1,781)
$2,597,611	$(9,745)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

PIMCO Total Return 20

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*  Floating or variable rate note. Rate is listed as of June 30, 2007.

§  Security is deemed to be illiquid.

(a)  The security has a perpetual maturity. The date shown is the next call date.

(b)  Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of June 30, 2007.

†  At June 30, 2007, all or a portion of this security is on loan (see Note 1). The value at June 30, 2007, of all securities on loan is $211.

(c)  Coupon steps up or down by 25 BP for each rating upgrade or downgrade by Standard and Poor's or Moody's for each notch above or below A-/A3.

v  At June 30, 2007, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts and open futures contracts. The values of all securities segregated at June 30, 2007, are $193 and $6,484, respectively.

††  Cash collateral for the Repurchase Agreements, valued at $42, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 07/03/2007 - 12/01/2036, respectively.

u  Contract amounts are not in thousands.

o  Value is less than $1.

m  Securities valued as determined in good faith in accordance with procedures established by the Fund's Board of Trustees.

#  Aggregate cost for federal income tax purposes is $1,627,799. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $3,999 and $17,035, respectively. Net unrealized depreciation for tax purposes is $13,036.

(d)  Restricted security. At June 30, 2007, the Fund owned the following security (representing 0.36% of Net Assets) which was restricted as to public resale.

Description	Date of Acquisition	Principal	Cost	Value
SLM Corp. 6.00%, due 06/30/2008	6/27/07	4,400	$4,378	$4,378

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $75,296 or 6.2% of the net assets of the Fund.

BRL  Brazilian Real

CAD  Canadian Dollar

DKK  Danish Krone

EUR  Euro

EURIBOR  Euro Interbank Offer Rate

FRC  France

GBP  Great British Pound

JPY  Japanese Yen

LIBOR  London Interbank Offer Rate

MTN  Medium Term Note

MXN  Mexican Peso

RACERS  Restructured Asset Certificates with Enhanced Returns

REIT  Real Estate Investment Trust

TBA  Mortgage-backed securities traded under delayed delivery commitments.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

PIMCO Total Return 21

PIMCO Total Return

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $1,625,706) (including securities loaned of $211)	$1,614,763
Cash	54,907
Foreign currency (cost: $30,289)	30,615
Receivables:
Investment securities sold	305,411
Shares sold	329
Interest	5,990
Income from loaned securities	1
Receivable for closed swap contracts	4,427
Unrealized appreciation on forward foreign currency contracts	1,341
2,017,784
Liabilities:
Investment securities purchased	792,990
Accounts payable and accrued liabilities:
Shares redeemed	72
Management and advisory fees	634
Service fees	6
Administration fees	20
Payable for collateral for securities on loan	216
Unrealized depreciation on forward foreign currency contracts	453
Variation margin	1,378
Written options and swaptions (premiums $4,829)	1,718
Swap agreements at value (premiums $-11,381)	2,566
Payable for closed swap contracts	3,234
Other	112
803,399
Net Assets	$1,214,385
Net Assets Consist of:
Capital stock ($.01 par value)	$1,101
Additional paid-in capital	1,178,925
Undistributed (accumulated) net investment income (loss)	56,672
Undistributed (accumulated) net realized gain (loss) from investment securities, futures contracts, written options and swaptions, swaps and foreign currency transactions	(14,628)
Net unrealized appreciation (depreciation) on:
Investment securities	(10,943)
Futures contracts	(9,745)
Written option and swaption contracts	3,111
Swap agreements	8,815
Translation of assets and liabilities denominated in foreign currencies	1,077
Net Assets	$1,214,385
Net Assets by Class:
Initial Class	$1,186,616
Service Class	27,769
Shares Outstanding:
Initial Class	107,580
Service Class	2,517
Net Asset Value and Offering Price Per Share:
Initial Class	$11.03
Service Class	11.03

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$30,081
Dividends	148
Income from loaned securities-net	5
30,234
Expenses:
Management and advisory fees	3,714
Printing and shareholder reports	40
Custody fees	126
Administration fees	117
Legal fees	10
Audit fees	9
Trustees fees	17
Service fees:
Service Class	32
Other	9
Total expenses	4,074
Net Investment Income (Loss)	26,160
Net Realized Gain (Loss) from:
Investment securities	(10,973)
Futures contracts	(6,611)
Written option and swaption contracts	1,133
Swap agreements	(1,513)
Foreign currency transactions	2,091
(15,873)
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(10,121)
Futures contracts	(6,182)
Written option and swaption contracts	3,333
Swap agreements	7,602
Translation of assets and liabilities denominated in foreign currencies	39
(5,329)
Net Realized and Unrealized Gain (Loss) on Investment Securities, Futures Contracts, Written Options and Swaptions, Swaps and Foreign Currency Transactions	(21,202)
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,958

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

PIMCO Total Return 22

PIMCO Total Return

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$26,160	$32,665
Net realized gain (loss) from investment securities, futures contracts, written options and swaptions, swaps and foreign currency transactions	(15,873)	(701)
Change in unrealized appreciation (depreciation) on investment securities, futures contracts, written options and swaptions, swaps and foreign currency translation	(5,329)	449
	4,958	32,413
Distributions to Shareholders:
From net investment income:
Initial Class	–	(25,276)
Service Class	–	(798)
	–	(26,074)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	296,331	302,068
Service Class	6,170	7,191
	302,501	309,259
Dividends and distributions reinvested:
Initial Class	–	25,276
Service Class	–	798
	–	26,074
Cost of shares redeemed:
Initial Class	(91,041)	(83,132)
Service Class	(3,424)	(6,848)
	(94,465)	(89,980)
	208,036	245,353
Net increase (decrease) in net assets	212,994	251,692
Net Assets:
Beginning of period	1,001,391	749,699
End of period	$1,214,385	$1,001,391
Undistributed (accumulated) net investment income (loss)	$56,672	$30,512

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	26,842	27,674
Service Class	556	659
	27,398	28,333
Shares issued–reinvested from distributions:
Initial Class	–	2,356
Service Class	–	74
	–	2,430
Shares redeemed:
Initial Class	(8,207)	(7,634)
Service Class	(309)	(627)
	(8,516)	(8,261)
Net increase (decrease) in shares outstanding:
Initial Class	18,635	22,396
Service Class	247	106
	18,882	22,502

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

PIMCO Total Return 23

PIMCO Total Return

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$10.98	$0.25	$(0.20)	$0.05	$–	$–	$–	$11.03
	12/31/2006	10.91	0.45	–	0.45	(0.38)	–	(0.38)	10.98
	12/31/2005	11.12	0.36	(0.10)	0.26	(0.20)	(0.27)	(0.47)	10.91
	12/31/2004	10.98	0.19	0.29	0.48	(0.17)	(0.17)	(0.34)	11.12
	12/31/2003	10.62	0.22	0.29	0.51	(0.06)	(0.09)	(0.15)	10.98
	12/31/2002	10.00	0.20	0.42	0.62	–	–	–	10.62
Service Class	6/30/2007	11.00	0.23	(0.20)	0.03	–	–	–	11.03
	12/31/2006	10.93	0.42	0.01	0.43	(0.36)	–	(0.36)	11.00
	12/31/2005	11.16	0.34	(0.11)	0.23	(0.19)	(0.27)	(0.46)	10.93
	12/31/2004	11.02	0.17	0.29	0.46	(0.15)	(0.17)	(0.32)	11.16
	12/31/2003	10.89	0.12	0.11	0.23	(0.01)	(0.09)	(0.10)	11.02

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)	Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover Rate (e)
Initial Class	6/30/2007	0.46%	$1,186,616	0.69%	4.49%	352%
	12/31/2006	4.21	976,434	0.73	4.13	709
	12/31/2005	2.33	726,038	0.74	3.28	387
	12/31/2004	4.50	633,493	0.75	1.75	393
	12/31/2003	4.90	552,494	0.75	2.06	430
	12/31/2002	6.20	385,405	0.78	2.86	302
Service Class	6/30/2007	0.36	27,769	0.94	4.25	352
	12/31/2006	3.90	24,957	0.98	3.86	709
	12/31/2005	2.03	23,661	0.99	3.10	387
	12/31/2004	4.22	14,590	1.01	1.54	393
	12/31/2003	2.14	3,044	0.99	1.67	430

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  PIMCO Total Return (the "Fund") share classes commenced operations on:

    Initial Class – May 1, 2002
    Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

PIMCO Total Return 24

PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. PIMCO Total Return (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

TBA purchase commitments: The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not to exceed 45 days. TBA purchase commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

PIMCO Total Return 25

PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Income from loaned securities on the Statement of Operations is net of fees, in the amount of $2, earned by IBT for its services.

Loan participations/assignments: The Fund may purchase participations/assignments in commercial loans. Such indebtedness may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loan participations/ assignments involve risks of insolvency of the lending bank or other financial intermediaries. As such, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with the interposed bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the portfolio has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at June 30, 2007 are listed in the Schedule of Investments.

Swap agreements: The Fund may enter into swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve commitments to pay/receive interest in exchange for a market-linked return, both based on notional amounts. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default.

Entering into these agreements involves elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of realized gain or loss on the Statement of Operations.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

PIMCO Total Return 26

PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Open swaps agreements at June 30, 2007 are listed in the Schedule of Investments.

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

The underlying face amounts of open futures contracts at June 30, 2007 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities. Variation margin represents the additional payment due or excess deposits made in order to maintain the equity account at the required margin level.

Option contracts: The Fund may enter into options contracts to manage exposure to market fluctuations. Options are valued at the average of the bid and ask ("Mean Quote") established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are imperfect correlation between the change in value of the securities held and the prices of the options contracts; the possibility of an illiquid market; and inability of the counterparty to meet the contracts terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. Options are marked-to-market daily to reflect the current value of the option written.

Transactions in written options were as follows:

	Premium	Contracts*
Balance at December 31, 2006	$304	680
Sales	245	28,000,624
Closing Buys	–	–
Expirations	(484)	(1,304)
Exercised	–	–
Balance at June 30, 2007	$65	28,000,000

*  Contracts not in thousands

Swaptions contracts: The Fund is authorized to write swaption contracts to manage exposure to fluctuations in interest rates and to enhance fund yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call option is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a variable rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers.

When the Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current value of the swaption. Changes in the value of the swaption are reported as Unrealized gains or losses in written options in the Statement of Assets and Liabilities. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from written options. The difference between the premium and the amount paid on affecting a closing purchase transaction is treated as a realized gain or loss.

Transactions in written swaptions were as follows:

	Premium	Notional Amount
Balance at December 31, 2006	$3,232	277,700
Sales	3,442	418,100
Closing Buys	(1,701)	(163,700)
Expirations	(209)	(18,100)
Exercised	–	–
Balance at June 30, 2007	$4,764	514,000

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

PIMCO Total Return 27

PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2007:

	Net Assets	% of Assets
Asset Allocation– Conservative Portfolio	$126,857	10.45%
Asset Allocation– Moderate Growth Portfolio	309,005	25.45%
Asset Allocation–Moderate Portfolio	359,025	29.56%
International Moderate Growth Fund	205,467	16.92%
Total	$1,000,354	82.38%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.675% of the first $250 million of ANA
0.65% of the next $500 million of ANA
0.60% of ANA over $750 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.20% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $66.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $31. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

PIMCO Total Return 28

PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$456,965
U.S. Government	4,777,086
Proceeds from maturities and sales of securities:
Long-Term	239,745
U.S. Government	4,605,626

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions, swaps, option contracts, futures contracts and post October loss deferrals.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

PIMCO Total Return 29

T. Rowe Price Equity Income

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,081.20	0.80%	$4.13
Hypothetical (b)	1,000.00	1,020.83	0.80	4.01
Service Class
Actual	1,000.00	1,079.90	1.05	5.41
Hypothetical (b)	1,000.00	1,019.59	1.05	5.26

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2007

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Equity Income 1

T. Rowe Price Equity Income

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
CONVERTIBLE BOND (0.2%)
Automotive (0.2%)
Ford Motor Co. 4.25%, due 12/15/2036	$824	$1,032
Total Convertible Bond (cost: $824)		1,032
	Shares	Value
COMMON STOCKS (96.0%)
Air Transportation (0.3%)
Southwest Airlines Co.	121,400	$1,810
Apparel & Accessory Stores (0.2%)
Gap (The), Inc.	69,900	1,335
Automotive (0.8%)
Ford Motor Co. †	179,700	1,693
Genuine Parts Co.	73,050	3,623
Beverages (2.3%)
Anheuser-Busch Cos., Inc.	130,000	6,781
Brown-Forman Corp.–Class B	19,400	1,418
Coca-Cola Co. (The)	128,000	6,696
Chemicals & Allied Products (4.4%)
Avon Products, Inc.	128,400	4,719
Chemtura Corp.	33,118	368
Colgate-Palmolive Co.	117,500	7,620
du Pont (E.I.) de Nemours & Co.	122,000	6,202
International Flavors & Fragrances, Inc.	102,700	5,355
Procter & Gamble Co.	63,700	3,898
Commercial Banks (8.8%)
Citigroup, Inc.	133,659	6,855
Fifth Third Bancorp	160,500	6,383
JP Morgan Chase & Co.	301,722	14,618
Mellon Financial Corp.	164,980	7,259
National City Corp. †	86,300	2,876
PNC Financial Services Group, Inc.	1	—	o
State Street Corp. †	70,100	4,795
SunTrust Banks, Inc.	58,800	5,042
US Bancorp †	193,400	6,373
Wells Fargo & Co.	68,740	2,418
Communications Equipment (1.3%)
Motorola, Inc.	165,700	2,933
Nokia Corp., ADR	197,400	5,549
Computer & Data Processing Services (2.7%)
Computer Sciences Corp. ‡	40,900	2,419
Microsoft Corp.	358,200	10,556
Yahoo!, Inc. ‡	165,700	4,495

	Shares	Value
Computer & Office Equipment (1.3%)
Dell, Inc. ‡	201,300	$5,747
International Business Machines Corp.	25,400	2,673
Diversified (0.8%)
Honeywell International, Inc.	96,300	5,420
Electric Services (2.8%)
Duke Energy Corp.	185,700	3,398
FirstEnergy Corp.	62,650	4,055
Pinnacle West Capital Corp.	43,200	1,722
Progress Energy, Inc.	89,700	4,089
TECO Energy, Inc. †	71,100	1,221
Xcel Energy, Inc. †	166,500	3,408
Electric, Gas & Sanitary Services (2.5%)
Ameren Corp.	19,000	931
Entergy Corp.	57,300	6,151
NiSource, Inc.	257,800	5,339
Waste Management, Inc.	102,762	4,013
Electronic & Other Electric Equipment (4.2%)
Cooper Industries, Ltd.–Class A	57,714	3,295
General Electric Co.	517,550	19,812
Sony Corp.	79,500	4,075
Electronic Components & Accessories (1.3%)
Analog Devices, Inc.	131,400	4,946
Intel Corp.	134,300	3,191
Fabricated Metal Products (0.8%)
Fortune Brands, Inc. †	61,700	5,082
Food & Kindred Products (2.6%)
Archer-Daniels-Midland Co.	38,800	1,284
Campbell Soup Co.	73,200	2,841
General Mills, Inc.	91,300	5,334
Hershey Co. (The)	25,000	1,265
Kraft Foods, Inc.–Class A	102,300	3,606
McCormick & Co., Inc.	69,100	2,638
Furniture & Fixtures (0.7%)
Masco Corp. †	169,000	4,811
Furniture & Home Furnishings Stores (0.6%)
Bed Bath & Beyond, Inc. ‡	108,400	3,901
Gas Production & Distribution (0.4%)
Spectra Energy Corp.	101,800	2,643
Industrial Machinery & Equipment (1.9%)
Applied Materials, Inc.	91,700	1,822
Illinois Tool Works, Inc.	82,500	4,471
Ingersoll-Rand Co.–Class A	64,100	3,514
Pall Corp.	54,400	2,502

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Equity Income 2

T. Rowe Price Equity Income

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Instruments & Related Products (1.4%)
Eastman Kodak Co. †	163,800	$4,559
Raytheon Co.	77,500	4,176
Insurance (3.5%)
American International Group, Inc.	111,700	7,822
Chubb Corp.	49,600	2,685
Progressive Corp. (The)	124,300	2,974
Travelers Cos., Inc. (The)	96,310	5,153
Unum Group	141,200	3,687
Insurance Agents, Brokers & Service (1.5%)
Marsh & McLennan Cos., Inc. †	307,800	9,505
Life Insurance (1.1%)
Genworth Financial, Inc.–Class A	32,900	1,132
Lincoln National Corp.	83,166	5,901
Lumber & Other Building Materials (0.9%)
Home Depot, Inc. (The)	152,200	5,989
Medical Instruments & Supplies (1.0%)
Baxter International, Inc.	76,800	4,327
Boston Scientific Corp. ‡	148,100	2,272
Mining (0.8%)
Vulcan Materials Co. †	45,700	5,234
Mortgage Bankers & Brokers (0.3%)
Countrywide Financial Corp. †	50,400	1,832
Motion Pictures (2.1%)
Time Warner, Inc.	383,800	8,075
Walt Disney Co.	163,800	5,592
Oil & Gas Extraction (3.7%)
Anadarko Petroleum Corp.	98,300	5,111
BJ Services Co.	95,400	2,713
Royal Dutch Shell PLC– Class A, ADR †	128,400	10,426
Schlumberger, Ltd.	68,200	5,793
Paper & Allied Products (5.0%)
3M Co.	110,700	9,608
Avery Dennison Corp.	78,300	5,205
International Paper Co.	253,293	9,891
Kimberly-Clark Corp.	56,400	3,773
MeadWestvaco Corp.	102,800	3,631
Personal Credit Institutions (0.2%)
Capital One Financial Corp.	13,200	1,035
Personal Services (0.7%)
H&R Block, Inc. †	194,200	4,538

	Shares	Value
Petroleum Refining (7.2%)
BP PLC, Sponsored ADR	70,374	$5,077
Chevron Corp.	159,950	13,474
Exxon Mobil Corp.	156,938	13,164
Hess Corp.	129,190	7,617
Murphy Oil Corp.	80,700	4,797
Statoil ASA †	74,200	2,305
Pharmaceuticals (8.3%)
Abbott Laboratories	77,900	4,172
Amgen, Inc. ‡	96,700	5,347
Bristol-Myers Squibb Co.	176,800	5,580
Johnson & Johnson	109,100	6,723
Lilly (Eli) & Co.	149,000	8,326
Merck & Co., Inc.	202,200	10,070
Pfizer, Inc.	272,200	6,960
Wyeth	115,900	6,646
Primary Metal Industries (0.7%)
Alcoa, Inc.	113,900	4,616
Printing & Publishing (4.0%)
CBS Corp.–Class B	143,500	4,781
Dow Jones & Co., Inc. †	116,800	6,710
Gannett Co., Inc.	95,900	5,270
New York Times Co.–Class A †	231,000	5,867
Tribune Co.	99,420	2,923
Radio & Television Broadcasting (0.6%)
Citadel Broadcasting Corp. †	12,579	81
Viacom, Inc.–Class B ‡	97,900	4,076
Railroads (1.2%)
Norfolk Southern Corp.	25,500	1,341
Union Pacific Corp.	57,900	6,667
Residential Building Construction (0.3%)
DR Horton, Inc. †	104,800	2,089
Retail Trade (0.9%)
Wal-Mart Stores, Inc.	121,500	5,845
Rubber & Misc. Plastic Products (0.9%)
Newell Rubbermaid, Inc.	190,000	5,592
Security & Commodity Brokers (1.3%)
Charles Schwab Corp. (The)	301,700	6,191
Legg Mason, Inc.	23,200	2,282
Stone, Clay & Glass Products (0.2%)
USG Corp. †‡	26,200	1,285

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Equity Income 3

T. Rowe Price Equity Income

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Telecommunications (5.4%)
ALLTEL Corp.	57,100	$3,857
AT&T, Inc.	307,040	12,742
Qwest Communications International †‡	652,400	6,328
Sprint Nextel Corp.	251,700	5,213
Verizon Communications, Inc.	140,742	5,794
Windstream Corp.	76,772	1,133
Tobacco Products (0.5%)
UST, Inc.	54,100	2,906
Toys, Games & Hobbies (0.7%)
Mattel, Inc.	186,200	4,709
Trucking & Warehousing (0.2%)
United Parcel Service, Inc.–Class B	21,500	1,569
U.S. Government Agencies (0.5%)
Fannie Mae	52,200	3,410
Wholesale Trade Nondurable Goods (0.2%)
SYSCO Corp.	45,000	1,485
Total Common Stocks (cost: $460,099)		620,948
	Principal	Value
SECURITY LENDING COLLATERAL (12.0%)
Debt (11.6%)
Bank Notes (0.8%)
Bank of America
5.27%, due 07/16/2007 *	$1,278	$1,278
5.27%, due 08/17/2007 *	2,130	2,130
5.30%, due 09/17/2007 *	2,130	2,130
Commercial Paper (4.3%)
Barton Capital Corp.–144A 5.30%, due 07/11/2007 2,122 2,122 5.31%, due 07/12/2007	847	847
Bear Stearns & Co. 5.44%, due 07/10/2007	213	213
CAFCO LLC–144A 5.32%, due 07/16/2007	846	846
Clipper Receivables Corp. 5.31%, due 07/10/2007	847	847
CRC Funding LLC–144A 5.32%, due 07/16/2007	846	846
Den Danske Bank 5.28%, due 07/09/2007	426	426
Falcon Asset Securitization Corp.–144A 5.31%, due 07/17/2007	886	886
Grampian Funding LLC–144A 5.35%, due 07/18/2007	845	845

	Principal	Value
Commercial Paper (continued)
Greyhawk Funding LLC–144A 5.29%, due 07/12/2007	$852	$852
Jupiter Securitization Corp.–144A 5.32%, due 07/26/2007	426	426
Lexington Parker Capital–144A 5.29%, due 07/03/2007	852	852
Liberty Street–144A 5.28%, due 07/02/2007 852 852 5.29%, due 07/18/2007 852 852 5.33%, due 07/31/2007	426	426
Morgan Stanley & Co. 5.45%, due 08/01/2007	426	426
Old Line Funding Corp.–144A 5.32%, due 07/12/2007	847	847
Paradigm Funding LLC–144A 5.31%, due 07/16/2007	844	844
Park Avenue Receivables Corp.–144A 5.32%, due 07/23/2007	2,121	2,121
Sheffield Receivables Corp.–144A 5.29%, due 07/06/2007	639	639
5.32%, due 07/17/2007	2,120	2,120
Three Pillars Funding Corp.–144A 5.33%, due 07/25/2007	2,121	2,121
Variable Funding Capital Corp.–144A 5.31%, due 07/05/2007 5.29%, due 07/11/2007 5.29%, due 07/12/2007	2,126 2,121 2,122	2,126 2,121 2,122
Euro Dollar Overnight (1.8%)
Abbey National PLC 5.28%, due 07/05/2007	1,065	1,065
Bank of Montreal 5.29%, due 07/02/2007 5.28%, due 07/03/2007	852 2,130	852 2,130
BNP Paribas 5.35%, due 07/02/2007	852	852
Calyon 5.38%, due 07/02/2007	852	852
Marshall & Ilsley Bank 5.29%, due 07/06/2007	1,181	1,181
National Australia Bank 5.32%, due 07/02/2007	852	852
Rabobank Netherland 5.33%, due 07/02/2007 5.28%, due 07/05/2007	852 2,130	852 2,130
Svenska Handelsbanken 5.30%, due 07/02/2007	619	619

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Equity Income 4

T. Rowe Price Equity Income

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (2.4%)
Banco Bilbao Vizcaya Argentaria
5.30%, due 08/10/2007	$1,065	$1,065
Bank of Montreal 5.31%, due 08/14/2007	1,278	1,278
Bank of Nova Scotia
5.28%, due 07/09/2007	639	639
5.29%, due 07/11/2007	852	852
Barclays 5.30%, due 07/16/2007 5.32%, due 09/04/2007	852 426	852 426
Canadian Imperial Bank of Commerce 5.30%, due 07/30/2007	1,065	1,065
Credit Suisse First Boston Corp. 5.29%, due 07/13/2007 5.29%, due 07/18/2007	852 1,704	852 1,704
First Tennessee National Corp. 5.30%, due 07/18/2007	426	426
Fortis Bank 5.29%, due 07/09/2007 5.30%, due 07/20/2007 5.30%, due 07/26/2007	426 1,065 852	426 1,065 852
Skandinaviska Enskilda Banken AB 5.29%, due 07/19/2007	639	639
Wells Fargo 5.28%, due 07/12/2007 5.28%, due 07/13/2007	2,130 1,065	2,130 1,065

	Principal	Value
Repurchase Agreements (2.3%) ††
Credit Suisse First Boston Corp.
5.42%, dated 06/29/2007 to be
repurchased at $2,202 on
07/02/2007	$2,201	$2,201
Merrill Lynch & Co. 5.34%, dated
06/29/2007 to be repurchased at $8,022 on
07/02/2007	8,018	8,018
Morgan Stanley Dean Witter & Co. 5.37%, dated 06/29/2007 to be repurchased at $1,782 on 07/02/2007	1,781	1,781
Morgan Stanley Dean Witter & Co. 5.43%, dated 06/29/2007 to be repurchased at $2,881 on 07/02/2007	2,880	2,880
	Shares	Value
Investment Companies (0.4%)
Barclays Global Institutional Money Market Fund 1-day yield of 5.25%	1,277,879	$1,278
Reserve Primary Money Market Fund 1-day yield of 5.23%	177,204	177
Vanguard Prime Money Market Fund 1-day yield of 5.19%	1,231,023	1,231
Total Security Lending Collateral (cost: $77,450)		77,450
Total Investment Securities (cost: $538,373) #		$699,430

NOTES TO SCHEDULE OF INVESTMENTS:

†  At June 30, 2007, all or a portion of this security is on loan (see Note 1). The value at June 30, 2007, of all securities on loan is $75,247.

‡  Non-income producing.

*  Floating or variable rate note. Rate is listed as of June 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $15,144, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 07/03/2007 - 12/01/2036, respectively.

o  Value is less than $1.

#  Aggregate cost for federal income tax purposes is $539,483. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $166,396 and $6,449, respectively. Net unrealized appreciation for tax purposes is $159,947.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $25,713 or 4.0% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Equity Income 5

T. Rowe Price Equity Income

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $538,373) (including securities loaned of $75,247)	$699,430
Cash	25,501
Receivables:
Investment securities sold	1,628
Shares sold	155
Interest	107
Dividends	920
Dividend reclaims receivable	14
727,755
Liabilities:
Investment securities purchased	2,655
Accounts payable and accrued liabilities:
Shares redeemed	490
Management and advisory fees	397
Service fees	7
Administration fees	11
Payable for collateral for securities on loan	77,450
Other	125
81,135
Net Assets	$646,620
Net Assets Consist of:
Capital stock ($.01 par value)	$287
Additional paid-in capital	331,045
Undistributed (accumulated) net investment income (loss)	18,160
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	136,071
Net unrealized appreciation (depreciation) on investment securities	161,057
Net Assets	$646,620
Net Assets by Class:
Initial Class	$613,873
Service Class	32,747
Shares Outstanding:
Initial Class	27,280
Service Class	1,452
Net Asset Value and Offering Price Per Share:
Initial Class	$22.50
Service Class	22.56

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $64)	$7,149
Interest	592
Income from loaned securities-net	61
7,802
Expenses:
Management and advisory fees	2,433
Printing and shareholder reports	37
Custody fees	44
Administration fees	66
Legal fees	6
Audit fees	9
Trustees fees	11
Service fees:
Service Class	38
Other	6
Total expenses	2,650
Net Investment Income (Loss)	5,152
Net Realized Gain (Loss) from:
Investment securities	82,006
Foreign currency transactions	(21)
81,985
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(37,179)
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	44,806
Net Increase (Decrease) in Net Assets Resulting from Operations	$49,958

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Equity Income 6

T. Rowe Price Equity Income

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$5,152	$13,051
Net realized gain (loss) from investment securities and foreign currency transactions	81,985	55,074
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	(37,179)	75,433
	49,958	143,558
Distributions to Shareholders:
From net investment income:
Initial Class	–	(14,402)
Service Class	–	(388)
	–	(14,790)
From net realized gains:
Initial Class	–	(84,697)
Service Class	–	(2,536)
	–	(87,233)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	19,128	55,090
Service Class	6,266	8,931
	25,394	64,021
Dividends and distributions reinvested:
Initial Class	–	99,099
Service Class	–	2,924
	–	102,023
Cost of shares redeemed:
Initial Class	(294,207)	(155,280)
Service Class	(4,685)	(5,767)
	(298,892)	(161,047)
	(273,498)	4,997
Net increase (decrease) in net assets	(223,540)	46,532
Net Assets:
Beginning of period	870,160	823,628
End of period	$646,620	$870,160
Undistributed (accumulated) net investment income (loss)	$18,160	$13,008

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	882	2,771
Service Class	288	437
	1,170	3,208
Shares issued-reinvested from distributions:
Initial Class	–	5,288
Service Class	–	155
	–	5,443
Shares redeemed:
Initial Class	(14,021)	(7,510)
Service Class	(218)	(278)
	(14,239)	(7,788)
Net increase (decrease) in shares outstanding:
Initial Class	(13,139)	549
Service Class	70	314
	(13,069)	863

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Equity Income 7

T. Rowe Price Equity Income

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$20.81	$0.17	$1.52	$1.69	$–	$–	$–	$22.50
	12/31/2006	20.12	0.33	3.18	3.51	(0.41)	(2.41)	(2.82)	20.81
	12/31/2005	21.32	0.33	0.50	0.83	(0.39)	(1.64)	(2.03)	20.12
	12/31/2004	18.96	0.31	2.45	2.76	(0.26)	(0.14)	(0.40)	21.32
	12/31/2003	15.29	0.30	3.59	3.89	(0.12)	(0.10)	(0.22)	18.96
	12/31/2002	18.09	0.28	(2.58)	(2.30)	(0.18)	(0.32)	(0.50)	15.29
Service Class	6/30/2007	20.89	0.14	1.53	1.67	–	–	–	22.56
	12/31/2006	20.19	0.28	3.20	3.48	(0.37)	(2.41)	(2.78)	20.89
	12/31/2005	21.42	0.28	0.50	0.78	(0.37)	(1.64)	(2.01)	20.19
	12/31/2004	19.05	0.29	2.43	2.72	(0.21)	(0.14)	(0.35)	21.42
	12/31/2003	15.62	0.19	3.35	3.54	(0.01)	(0.10)	(0.11)	19.05

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)	Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover Rate (e)
Initial Class	6/30/2007	8.12%	$613,873	0.80%	1.58%	10%
	12/31/2006	18.96	841,295	0.80	1.61	14
	12/31/2005	4.11	802,067	0.79	1.60	22
	12/31/2004	14.81	919,982	0.78	1.57	22
	12/31/2003	25.59	1,058,801	0.78	1.80	14
	12/31/2002	(12.81)	520,204	0.85	1.72	12
Service Class	6/30/2007	7.99	32,747	1.05	1.31	10
	12/31/2006	18.71	28,865	1.05	1.35	14
	12/31/2005	3.81	21,561	1.04	1.37	22
	12/31/2004	14.56	11,765	1.04	1.45	22
	12/31/2003	22.74	1,476	1.03	1.64	14

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  T. Rowe Price Equity Income (the "Fund") share classes commenced operations as follows:

Initial Class – January 3, 1995
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Equity Income 8

T. Rowe Price Equity Income

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. T. Rowe Price Equity Income (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2007 of $4 are included in net realized gains in the Statement of Operations.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Equity Income 9

T. Rowe Price Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $26, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2007:

	Net Assets	% of Net Assets
Asset Allocation-Conservative Portfolio	$612	0.09%
Asset Allocation-Growth Portfolio	104	0.02%
Asset Allocation-Moderate Growth Portfolio	960	0.15%
Asset Allocation-Moderate Portfolio	1,081	0.17%
Total	$2,757	0.43%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.75% of the first $250 million of ANA
0.74% of the next $250 million of ANA
0.75% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.88% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

The sub-adviser, T. Rowe Price Associates, Inc., has agreed to a pricing discount based on aggregate assets that it manages in ATST. The amount of the discount received by the Fund at June 30, 2007 was $14.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Equity Income 10

T. Rowe Price Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $35.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $33. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$64,914
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	320,639
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, REITs and foreign currency transactions.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Equity Income 11

T. Rowe Price Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING
PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more–likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Equity Income 12

T. Rowe Price Growth Stock

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,084.00	0.84%	$4.34
Hypothetical (b)	1,000.00	1,020.63	0.84	4.21
Service Class
Actual	1,000.00	1,082.40	1.09	5.63
Hypothetical (b)	1,000.00	1,019.39	1.09	5.46

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2007

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Growth Stock 1

T. Rowe Price Growth Stock

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (97.3%)
Aerospace (0.7%)
General Dynamics Corp.	43,400	$3,395
Air Transportation (0.9%)
Southwest Airlines Co.	309,100	4,609
Apparel & Accessory Stores (1.2%)
Kohl's Corp. ‡	81,300	5,775
Beverages (1.3%)
InBev	29,400	2,336
PepsiCo, Inc.	59,000	3,826
Business Services (0.9%)
eBay, Inc. ‡	134,500	4,328
Chemicals & Allied Products (2.0%)
Monsanto Co.	42,900	2,897
Procter & Gamble Co.	85,257	5,217
Reckitt Benckiser PLC	34,442	1,890
Commercial Banks (5.1%)
Anglo Irish Bank Corp. PLC	175,025	3,568
Citigroup, Inc.	102,208	5,242
Erste Bank der Oesterreichischen Sparkassen AG	62,600	4,887
ICICI Bank, Ltd., Sponsored ADR	20,800	1,022
Northern Trust Corp.	50,600	3,251
State Street Corp. †	104,900	7,175
Communication (1.9%)
American Tower Corp.–Class A ‡	100,600	4,225
Crown Castle International Corp. ‡†	138,600	5,027
Communications Equipment (2.5%)
Corning, Inc. ‡	157,900	4,034
Lucent Technologies, Inc. Warrants, Expires 12/10/2007 ‡	394	—	o
QUALCOMM, Inc.	92,300	4,005
Telefonaktiebolaget LM Ericsson–Class B	1,024,300	4,102
Computer & Data Processing Services (10.1%)
Adobe Systems, Inc. ‡	69,300	2,782
Amdocs, Ltd. ‡†	117,300	4,671
Autodesk, Inc. ‡	77,400	3,644
Automatic Data Processing, Inc.	116,800	5,661
CA, Inc.	22	1
Electronic Arts, Inc. ‡	41,100	1,945
Google, Inc.–Class A ‡	19,600	10,258
Infosys Technologies, Ltd.	73,900	3,501
Intuit, Inc. ‡	52,900	1,591
Juniper Networks, Inc. ‡†	132,900	3,345

	Shares	Value
Microsoft Corp.	310,400	$9,147
Yahoo!, Inc. ‡	109,100	2,960
Computer & Office Equipment (3.8%)
Apple, Inc. ‡	27,000	3,295
Cisco Systems, Inc. ‡	263,000	7,325
Dell, Inc. ‡	70,600	2,016
EMC Corp. ‡	170,000	3,077
HON HAI Precision Industry Co., Ltd., GDR, Reg S	163,700	2,930
Construction (0.3%)
Foster Wheeler, Ltd. ‡	14,100	1,509
Department Stores (0.3%)
Wal-Mart de Mexico SA, Sponsored ADR	35,000	1,330
Drug Stores & Proprietary Stores (2.3%)
CVS Caremark Corp.	251,005	9,149
Walgreen Co.	48,800	2,125
Electric Services (0.6%)
AES Corp. (The) ‡	128,700	2,816
Electronic & Other Electric Equipment (4.8%)
General Electric Co.	517,200	19,798
Harman International Industries, Inc.	32,600	3,808
Electronic Components & Accessories (4.7%)
Analog Devices, Inc.	92,800	3,493
ASML Holding NV, ADR ‡†	111,200	3,052
Intel Corp.	87,900	2,089
Marvell Technology Group, Ltd. ‡	251,500	4,580
Maxim Integrated Products, Inc.	105,000	3,508
Tyco International, Ltd.	101,200	3,420
Xilinx, Inc.	115,400	3,089
Entertainment (0.5%)
International Game Technology	65,400	2,596
Food Stores (0.5%)
Whole Foods Market, Inc. †	57,800	2,214
Furniture & Home Furnishings Stores (0.4%)
Bed Bath & Beyond, Inc. ‡	56,200	2,023
Hardware Stores (0.3%)
Fastenal Co. †	36,000	1,507
Hotels & Other Lodging Places (1.2%)
Marriott International, Inc.–Class A	72,300	3,126
MGM Mirage, Inc. ‡	18,200	1,501
Wynn Resorts, Ltd. †	12,600	1,130

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Growth Stock 2

T. Rowe Price Growth Stock

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Industrial Machinery & Equipment (2.8%)
Applied Materials, Inc.	77,800	$1,546
Baker Hughes, Inc.	65,800	5,536
Deere & Co.	14,200	1,715
Joy Global, Inc.	29,100	1,697
Schneider Electric SA	21,100	2,967
Instruments & Related Products (1.9%)
Alcon, Inc.	8,000	1,079
Danaher Corp.	109,200	8,245
Insurance (5.2%)
Aetna, Inc.	90,700	4,481
American International Group, Inc.	117,700	8,243
UnitedHealth Group, Inc.	77,400	3,958
WellPoint, Inc. ‡	110,200	8,797
Insurance Agents, Brokers & Service (0.3%)
Humana, Inc. ‡	27,800	1,693
Leather & Leather Products (0.7%)
Coach, Inc. ‡	76,900	3,644
Life Insurance (1.0%)
Prudential Financial, Inc.	48,500	4,716
Lumber & Other Building Materials (0.8%)
Lowe's Cos., Inc.	123,000	3,775
Management Services (1.6%)
Accenture, Ltd.–Class A	182,500	7,827
Medical Instruments & Supplies (2.5%)
Medtronic, Inc.	114,600	5,943
Nobel Biocare Holding AG	2,217	724
St. Jude Medical, Inc. ‡†	20,500	851
Stryker Corp.	47,300	2,984
Zimmer Holdings, Inc. ‡	18,500	1,570
Metal Mining (0.9%)
BHP Billiton, Ltd.	144,616	4,298
Mortgage Bankers & Brokers (0.8%)
Countrywide Financial Corp. †	107,400	3,904
Oil & Gas Extraction (4.2%)
EOG Resources, Inc.	38,700	2,827
Schlumberger, Ltd.	126,900	10,779
Total SA	83,525	6,798
Petroleum Refining (1.4%)
Exxon Mobil Corp.	55,790	4,680
Murphy Oil Corp.	38,200	2,271

	Shares	Value
Pharmaceuticals (6.8%)
Allergan, Inc.	25,800	$1,487
Amgen, Inc. ‡	40,900	2,261
Celgene Corp. ‡	36,500	2,093
Genentech, Inc. ‡	74,000	5,599
Gilead Sciences, Inc. ‡	124,000	4,807
Lilly (Eli) & Co.	36,200	2,023
Medco Health Solutions, Inc. ‡	40,300	3,143
Novartis AG	59,123	3,329
Roche Holding AG-Genusschein	25,112	4,454
Sepracor, Inc. ‡†	400	16
Wyeth	72,100	4,134
Radio & Television Broadcasting (2.3%)
Clear Channel Communications, Inc.	65,700	2,485
Grupo Televisa SA, Sponsored ADR	70,500	1,947
Liberty Media Holding Corp.–Capital–Class A ‡	20,458	2,408
Liberty Media Holding Corp.–Interactive–Class A ‡	84,239	1,881
Viacom, Inc.–Class B ‡	55,500	2,310
Residential Building Construction (0.5%)
Lennar Corp.–Class A †	68,100	2,490
Retail Trade (3.6%)
Amazon.com, Inc. ‡†	69,400	4,748
Petsmart, Inc.	92,000	2,985
Target Corp.	103,400	6,576
Wal-Mart Stores, Inc.	69,800	3,358
Security & Commodity Brokers (8.8%)
American Express Co.	108,100	6,614
Charles Schwab Corp. (The)	181,000	3,714
Chicago Mercantile Exchange †	2,400	1,282
E*TRADE Financial Corp. ‡	175,800	3,883
Franklin Resources, Inc.	40,600	5,378
Goldman Sachs Group, Inc. (The)	19,200	4,162
Housing Development Finance Corp.	24,200	1,206
Legg Mason, Inc.	31,800	3,128
Morgan Stanley	49,800	4,177
UBS AG-Registered	155,769	9,354
Telecommunications (4.0%)
America Movil SAB de CV, Series L, ADR	121,500	7,525
Bharti Televentures ‡	186,829	3,835
Leap Wireless International, Inc. ‡	13,700	1,158
MetroPCS Communications, Inc. ‡	44,700	1,477
Rogers Communications, Inc.–Class B †	135,900	5,774
Transportation & Public Utilities (0.6%)
Expeditors International of Washington, Inc.	67,500	2,788

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Growth Stock 3

T. Rowe Price Growth Stock

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Wholesale Trade Nondurable Goods (0.3%)
SYSCO Corp.	44,800	$1,478
Total Common Stocks (cost: $401,388)		475,838
	Principal	Value
SECURITY LENDING COLLATERAL (7.8%)
Debt (7.5%)
Bank Notes (0.6%)
Bank of America
5.27%, due 07/16/2007 *	$628	$628
5.27%, due 08/17/2007 *	1,047	1,047
5.30%, due 09/17/2007 *	1,047	1,047
Commercial Paper (2.8%)
Barton Capital Corp.–144A 5.30%, due 07/11/2007 5.31%, due 07/12/2007	1,044 417	1,044 417
Bear Stearns & Co. 5.44%, due 07/10/2007	105	105
CAFCO LLC–144A 5.32%, due 07/16/2007	416	416
Clipper Receivables Corp. 5.31%, due 07/10/2007	417	417
CRC Funding LLC–144A 5.32%, due 07/16/2007	416	416
Den Danske Bank 5.28%, due 07/09/2007	210	210
Falcon Asset Securitization Corp.–144A 5.31%, due 07/17/2007	436	436
Grampian Funding LLC–144A 5.35%, due 07/18/2007	416	416
Greyhawk Funding LLC–144A 5.29%, due 07/12/2007	419	419
Jupiter Securitization Corp.–144A 5.32%, due 07/26/2007	210	210
Lexington Parker Capital–144A 5.29%, due 07/03/2007	419	419
Liberty Street–144A 5.28%, due 07/02/2007 5.29%, due 07/18/2007 5.33%, due 07/31/2007	419 419 210	419 419 210
Morgan Stanley & Co. 5.45%, due 08/01/2007	210	210
Old Line Funding Corp.–144A 5.32%, due 07/12/2007	417	417
Paradigm Funding LLC–144A 5.31%, due 07/16/2007	415	415

	Principal	Value
Commercial Paper (continued)
Park Avenue Receivables Corp.–144A 5.32%, due 07/23/2007	$1,043	$1,043
Sheffield Receivables Corp.–144A 5.29%, due 07/06/2007 5.32%, due 07/17/2007	314 1,042	314 1,042
Three Pillars Funding Corp.–144A 5.33%, due 07/25/2007	1,043	1,043
Variable Funding Capital Corp.–144A 5.31%, due 07/05/2007 5.29%, due 07/11/2007 5.29%, due 07/12/2007	1,045 1,043 1,044	1,045 1,043 1,044
Euro Dollar Overnight (1.1%)
Abbey National PLC 5.28%, due 07/05/2007	524	524
Bank of Montreal 5.29%, due 07/02/2007 5.28%, due 07/03/2007	419 1,047	419 1,047
BNP Paribas 5.35%, due 07/02/2007	419	419
Calyon 5.38%, due 07/02/2007	419	419
Marshall & Ilsley Bank 5.29%, due 07/06/2007	581	581
National Australia Bank 5.32%, due 07/02/2007	419	419
Rabobank Netherland 5.33%, due 07/02/2007 5.28%, due 07/05/2007	419 1,047	419 1,047
Svenska Handelsbanken 5.30%, due 07/02/2007	305	305
Euro Dollar Terms (1.5%)
Banco Bilbao Vizcaya Argentaria 5.30%, due 08/10/2007	524	524
Bank of Montreal 5.31%, due 08/14/2007	628	628
Bank of Nova Scotia 5.28%, due 07/09/2007 5.29%, due 07/11/2007	314 419	314 419
Barclays 5.30%, due 07/16/2007 5.32%, due 09/04/2007	419 209	419 209
Canadian Imperial Bank of Commerce 5.30%, due 07/30/2007	524	524
Credit Suisse First Boston Corp. 5.29%, due 07/13/2007 5.29%, due 07/18/2007	419 838	419 838

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Growth Stock 4

T. Rowe Price Growth Stock

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
First Tennessee National Corp. 5.30%, due 07/18/2007	$209	$209
Fortis Bank 5.29%, due 07/09/2007 5.30%, due 07/20/2007 5.30%, due 07/26/2007	209 524 419	209 524 419
Skandinaviska Enskilda Banken AB 5.29%, due 07/19/2007	314	314
Wells Fargo 5.28%, due 07/12/2007 5.28%, due 07/13/2007	1,047 524	1,047 524
Repurchase Agreements (1.5%) ††
Credit Suisse First Boston Corp. 5.42%, dated 06/29/2007 to be repurchased at $1,083 on 07/02/2007	1,082	1,082
Merrill Lynch & Co. 5.34%, dated 06/29/2007 to be repurchased at $3,945 on 07/02/2007	3,943	3,943
Morgan Stanley Dean Witter & Co. 5.37%, dated 06/29/2007 to be repurchased at $876 on 07/02/2007	876	876
Morgan Stanley Dean Witter & Co. 5.43%, dated 06/29/2007 to be repurchased at $1,417 on 07/02/2007	1,416	1,416

	Shares	Value
Investment Companies (0.3%)
Barclays Global Institutional Money Market Fund 1–day yield of 5.25%	628,418	$628
Reserve Primary Money Market Fund 1–day yield of 5.23%	87,143	87
Vanguard Prime Money Market Fund 1–day yield of 5.19%	605,376	605
Total Security Lending Collateral (cost: $38,087)		38,087
Total Investment Securities (cost: $439,475) #		$513,925

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non–income producing.

†  At June 30, 2007, all or a portion of this security is on loan (see Note 1). The value at June 30, 2007, of all securities on loan is $36,895.

*  Floating or variable rate note. Rate is listed as of June 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $7,447, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 07/03/2007–12/01/2036, respectively.

o  Value is less than $1.

#  Aggregate cost for federal income tax purposes is $440,870. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $78,827 and $5,772, respectively. Net unrealized appreciation for tax purposes is $73,055.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $12,647 or 2.6% of the net assets of the Fund.

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Growth Stock 5

T. Rowe Price Growth Stock

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $439,475) (including securities loaned of $36,895)	$513,925
Cash	13,975
Foreign currency (cost: $13)	13
Receivables:
Investment securities sold	1,929
Shares sold	113
Interest	49
Dividends	347
Dividend reclaims receivable	40
530,391
Liabilities:
Investment securities purchased	2,430
Accounts payable and accrued liabilities:
Shares redeemed	406
Management and advisory fees	315
Service fees	1
Deferred foreign taxes	9
Administration fees	8
Payable for collateral for securities on loan	38,087
Other	52
41,308
Net Assets	$489,083
Net Assets Consist of:
Capital stock ($.01 par value)	$182
Additional paid-in capital	365,863
Undistributed (accumulated) net investment income (loss)	2,630
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	45,967
Net unrealized appreciation (depreciation) on investment securities	74,441
Net Assets	$489,083
Net Assets by Class:
Initial Class	$482,140
Service Class	6,943
Shares Outstanding:
Initial Class	17,956
Service Class	260
Net Asset Value and Offering Price Per Share:
Initial Class	$26.85
Service Class	26.66

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $126)	$3,022
Interest	302
Income from loaned securities-net	46
3,370
Expenses:
Management and advisory fees	1,799
Printing and shareholder reports	15
Custody fees	47
Administration fees	46
Legal fees	4
Audit fees	9
Trustees fees	7
Service fees:
Service Class	8
Other	4
Total expenses	1,939
Net Investment Income (Loss)	1,431
Net Realized Gain (Loss) from:
Investment securities	20,771
Foreign currency transactions	(108)
20,663
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities (net of foreign capital gains tax accrual of $9)	13,274
Translation of assets and liabilities denominated in foreign currencies	(2)
13,272
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	33,935
Net Increase (Decrease) in Net Assets Resulting from Operations	$35,366

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Growth Stock 6

T. Rowe Price Growth Stock

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$1,431	$1,334
Net realized gain (loss) from investment securities and foreign currency transactions	20,663	26,761
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	13,272	9,270
	35,366	37,365
Distributions to Shareholders:
From net investment income:
Initial Class	–	(673)
Service Class	–	(2)
	–	(675)
From net realized gains:
Initial Class	–	(11,565)
Service Class	–	(205)
	–	(11,770)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	179,633	21,703
Service Class	1,340	1,908
	180,973	23,611
Dividends and distributions reinvested:
Initial Class	–	12,238
Service Class	–	207
	–	12,445
Cost of shares redeemed:
Initial Class	(39,176)	(63,551)
Service Class	(623)	(1,026)
	(39,799)	(64,577)
	141,174	(28,521)
Net increase (decrease) in net assets	176,540	(3,601)
Net Assets:
Beginning of period	312,543	316,144
End of period	$489,083	$312,543
Undistributed (accumulated) net investment income (loss)	$2,630	$1,199

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	7,102	902
Service Class	52	82
	7,154	984
Shares issued–reinvested from distributions:
Initial Class	–	551
Service Class	–	9
	–	560

Shares redeemed:

Initial Class	(1,530)	(2,720)
Service Class	(25)	(44)
	(1,555)	(2,764)
Net increase (decrease) in shares outstanding:
Initial Class	5,572	(1,267)
Service Class	27	47
	5,599	(1,220)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Growth Stock 7

T. Rowe Price Growth Stock

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations				Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$24.77	$0.08		$2.00	$2.08	$–	$–	$–	$26.85
	12/31/2006	22.85	0.10		2.84	2.94	(0.06)	(0.96)	(1.02)	24.77
	12/31/2005	21.63	0.06		1.27	1.33	(0.11)	–	(0.11)	22.85
	12/31/2004	19.72	0.11		1.83	1.94	(0.03)	–	(0.03)	21.63
	12/31/2003	15.09	0.03		4.61	4.64	(0.01)	–	(0.01)	19.72
	12/31/2002	19.56	0.02		(4.48)	(4.46)	(0.01)	–	(0.01)	15.09
Service Class	6/30/2007	24.63	0.05		1.98	2.03	–	–	–	26.66
	12/31/2006	22.73	0.04		2.83	2.87	(0.01)	(0.96)	(0.97)	24.63
	12/31/2005	21.55	–	(h)	1.27	1.27	(0.09)	–	(0.09)	22.73
	12/31/2004	19.70	0.09		1.79	1.88	(0.03)	–	(0.03)	21.55
	12/31/2003	16.08	–	(h)	3.62	3.62	–	–	–	19.70

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2007	8.40%	$482,140	0.84%	0.84%	0.63%	21%
	12/31/2006	13.38	306,805	0.87	0.87	0.45	42
	12/31/2005	6.16	311,913	0.86	0.86	0.26	38
	12/31/2004	9.86	333,533	0.84	0.84	0.53	38
	12/31/2003	30.76	325,035	0.84	0.84	0.20	38
	12/31/2002	(22.81)	222,912	0.87	0.92	0.12	48
Service Class	6/30/2007	8.24	6,943	1.09	1.09	0.36	21
	12/31/2006	13.14	5,738	1.12	1.12	0.18	42
	12/31/2005	5.90	4,231	1.11	1.11	– (h)	38
	12/31/2004	9.56	2,966	1.10	1.10	0.47	38
	12/31/2003	22.51	678	1.12	1.12	0.01	38

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  T. Rowe Price Growth Stock (the "Fund") share classes commenced operations as follows:

Initial Class – January 3, 1995
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  For the period ended June 30, 2007 and the years ended December 31, 2006, 2005, 2004 and 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursments by the investment adviser, if any (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized.

(h)  Rounds to less than $0.01 or 0.01%.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Growth Stock 8

T. Rowe Price Growth Stock

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. T. Rowe Price Growth Stock (the "Fund") is a part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Growth Stock 9

T. Rowe Price Growth Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Recaptured commissions during the six months ended June 30, 2007 of $3 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $20, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2007:

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$9,128	1.87%
Asset Allocation–Growth Portfolio	40,529	8.29%
Asset Allocation–Moderate Growth Portfolio	103,140	21.09%
Asset Allocation–Moderate Portfolio	46,726	9.55%
Total	$199,523	40.80%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $250 million of ANA
0.775% of ANA over $250 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.89% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

The sub-adviser, T. Rowe Price Associates, Inc., has agreed to a pricing discount based on aggregate assets that it manages in ATST. The amount of the discount received by the Fund at June 30, 2007 was $10.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Growth Stock 10

T. Rowe Price Growth Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $27.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $12. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$230,667
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	90,955
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions and post October loss deferrals.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Growth Stock 11

T. Rowe Price Growth Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING
PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Growth Stock 12

T. Rowe Price Small Cap

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,119.70	0.83%	$4.36
Hypothetical (b)	1,000.00	1,020.68	0.83	4.16
Service Class
Actual	1,000.00	1,118.00	1.08	5.67
Hypothetical (b)	1,000.00	1,019.44	1.08	5.41

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2007

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Small Cap 1

T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.5%)
Air Transportation (0.4%)
Skywest, Inc.	39,900	$951
Amusement & Recreation Services (0.5%)
WMS Industries, Inc. ‡†	48,150	1,390
Apparel & Accessory Stores (1.5%)
Aeropostale, Inc. ‡	17,300	721
Charlotte Russe Holding, Inc. ‡	26,600	715
Christopher & Banks Corp.	30,900	530
Citi Trends, Inc. ‡†	18,400	698
Dress Barn, Inc. ‡	19,300	396
Pacific Sunwear of California, Inc. ‡	14,493	319
Tween Brands, Inc. ‡	14,700	656
Apparel Products (1.1%)
Columbia Sportswear Co. †	11,300	776
Gymboree Corp. ‡	41,900	1,651
Warnaco Group (The), Inc. ‡	12,300	484
Automotive Dealers (0.9%)
O'Reilly Automotive, Inc. ‡	64,100	2,343
Beverages (0.3%)
Boston Beer Co., Inc.–Class A ‡	22,100	870
Business Services (3.0%)
Administaff, Inc.	14,400	482
aQuantive, Inc. ‡	10,100	644
ChoicePoint, Inc. ‡	26,900	1,142
Computer Programs & Systems, Inc.	14,900	462
Forrester Research, Inc. ‡	4,700	132
Heartland Payment Systems, Inc. †	5,700	167
Heidrick & Struggles International, Inc. ‡	11,000	564
inVentiv Health, Inc. ‡	16,800	615
Korn/Ferry International‡	18,000	473
MoneyGram International, Inc.	21,900	612
Sotheby's Holdings–Class A	15,200	700
ValueClick, Inc. ‡	38,700	1,140
Visual Sciences, Inc. ‡†	26,700	413
Wind River Systems ‡	38,000	418
Chemicals & Allied Products (1.5%)
Alberto-Culver Co.	34,200	811
Church & Dwight Co., Inc.	20,300	984
Nalco Holding Co.	50,700	1,392
Scotts Miracle-Gro Co. (The)–Class A †	17,500	751
Commercial Banks (1.2%)
Boston Private Financial Holdings, Inc. †	17,200	462
East-West Bancorp, Inc.	22,100	859

	Shares	Value
Commercial Banks (continued)
Pinnacle Financial Partners, Inc. ‡	14,300	$420
SVB Financial Group ‡†	10,800	574
UCBH Holdings, Inc.	49,300	901
Communication (1.7%)
Global Payments, Inc.	27,620	1,095
j2 Global Communications, Inc. ‡	27,000	942
SBA Communications Corp. ‡	62,800	2,109
Syniverse Holdings, Inc. ‡	22,600	291
Communications Equipment (1.2%)
Comtech Telecommunications Corp. ‡	16,700	775
Inter-Tel, Inc.	30,000	718
Plantronics, Inc.	15,900	417
Polycom, Inc. ‡	28,812	968
Standard Microsystems Corp. ‡	9,300	319
Computer & Data Processing Services (10.7%)
Actuate Corp. ‡	90,900	617
Ansoft Corp. ‡	13,400	395
Ansys, Inc. ‡	32,200	853
Avocent Corp. ‡	17,050	495
CACI International, Inc.–Class A ‡	18,400	899
Cerner Corp. ‡†	19,400	1,076
CNET Networks, Inc. ‡†	94,500	774
Covansys Corp. ‡	1,100	37
Cybersource Corp. ‡	61,200	738
Digital River, Inc. ‡	17,700	801
Epicor Software Corp. ‡	36,700	546
F5 Networks, Inc. ‡	25,900	2,088
Factset Research Systems, Inc.	20,950	1,432
Fair Isaac Corp.	28,634	1,149
Global Cash Access, Inc. ‡	13,300	213
IHS, Inc.–Class A ‡	13,000	598
Informatica Corp. ‡	107,800	1,592
Inforte Corp. ‡	88,198	368
Interactive Data Corp.	13,900	372
Jack Henry & Associates, Inc.	20,300	523
Kenexa Corp. ‡†	53,100	2,002
MicroStrategy, Inc.–Class A ‡	3,800	359
MTC Technologies, Inc. ‡	12,500	307
NCI, Inc.–Class A ‡	69,200	1,160
Parametric Technology Corp. ‡†	19,800	428
Perot Systems Corp.–Class A ‡	57,400	978
Quest Software, Inc. ‡†	36,000	583
RightNow Technologies, Inc. ‡†	59,900	983
SINA Corp. ‡	9,900	414
SPSS, Inc. ‡	18,200	803

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Small Cap 2

T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Computer & Data Processing Services (continued)
SRA International, Inc.–Class A ‡	28,900	$730
Synopsys, Inc. ‡	22,600	597
Taleo Corp.–Class A ‡	53,400	1,203
THQ, Inc. ‡†	29,900	913
TIBCO Software, Inc. ‡	54,600	494
Websense, Inc. ‡†	48,200	1,024
Computer & Office Equipment (0.3%)
Micros Systems, Inc. ‡	13,900	756
Construction (1.8%)
Chemed Corp.	13,900	921
Foster Wheeler, Ltd. ‡	23,300	2,493
MDC Holdings, Inc.	11,795	570
Quanta Services, Inc. ‡†	23,700	727
Department Stores (0.2%)
Saks Inc.	26,700	570
Educational Services (1.5%)
DeVry, Inc.	26,800	912
ITT Educational Services, Inc. ‡	26,800	3,146
Electric, Gas & Sanitary Services (1.2%)
Stericycle, Inc. ‡	43,200	1,921
Waste Connections, Inc. ‡	41,525	1,256
Electronic & Other Electric Equipment (1.7%)
Aeroflex, Inc. ‡	78,100	1,107
Ametek, Inc.	43,800	1,738
Genlyte Group, Inc. ‡	9,600	754
Thomas & Betts Corp. ‡	14,700	853
Electronic Components & Accessories (6.1%)
Advanced Energy Industries, Inc. ‡	46,300	1,049
ATMI, Inc. ‡	19,500	585
Ceradyne, Inc. ‡†	27,700	2,049
Color Kinetics, Inc. ‡†	20,000	668
Cymer, Inc. ‡†	31,500	1,266
Dolby Laboratories, Inc.–Class A ‡	24,100	853
Exar Corp. ‡	26,500	355
Integrated Device Technology, Inc. ‡	67,520	1,031
Intersil Corp.–Class A †	23,060	725
Micrel, Inc.	49,700	632
ON Semiconductor Corp. ‡†	189,200	2,028
Pericom Semiconductor Corp. ‡	24,600	275
PMC-Sierra, Inc. ‡†	42,100	325
Semtech Corp. ‡†	51,700	896
Spansion LLC–Class A ‡†	32,300	359
TTM Technologies, Inc. ‡	43,200	562

	Shares	Value
Electronic Components & Accessories (continued)
Varian Semiconductor Equipment Associates, Inc. ‡	54,525	$2,184
Virage Logic Corp. ‡	62,900	462
Engineering & Management Services (0.2%)
Infrasource Services, Inc. ‡	12,900	479
Fabricated Metal Products (0.0%)
Simpson Manufacturing Co., Inc. †	3,400	115
Food & Kindred Products (0.4%)
Hercules, Inc. ‡	33,800	664
Ralcorp Holdings, Inc. ‡	5,800	310
Food Stores (0.3%)
Pantry, Inc. (The) ‡	16,000	738
Furniture & Home Furnishings Stores (0.1%)
Knoll, Inc.	10,800	242
Health Services (2.4%)
Amedisys, Inc. ‡	14,066	511
Edwards Lifesciences Corp. ‡	22,700	1,120
Gentiva Health Services, Inc. ‡	25,400	510
Healthways, Inc. ‡†	12,400	587
Human Genome Sciences, Inc. ‡†	21,200	189
LCA-Vision, Inc.	4,000	189
LifePoint Hospitals, Inc. ‡	14,800	572
Pediatrix Medical Group, Inc. ‡	19,700	1,086
Psychiatric Solutions, Inc. ‡	23,800	863
Symbion, Inc. ‡	34,400	747
Holding & Other Investment Offices (1.2%)
Affiliated Managers Group ‡†	23,100	2,974
Essex Property Trust, Inc. REIT	1,800	209
PS Business Parks, Inc. REIT	2,100	133
Hotels & Other Lodging Places (0.5%)
Choice Hotels International, Inc.	12,000	474
Orient-Express Hotels, Ltd.	14,500	774
Industrial Machinery & Equipment (5.8%)
Actuant Corp.–Class A †	39,900	2,516
Bucyrus International, Inc.–Class A †	6,100	432
Dresser-Rand Group, Inc. ‡	29,300	1,157
Entegris, Inc. ‡†	76,700	911
Gardner Denver, Inc. ‡	14,600	621
Graco, Inc.	19,500	785
Intermec, Inc. ‡†	11,900	301
Kaydon Corp. †	25,500	1,329
Kennametal, Inc.	6,200	509
Manitowoc Co.	23,400	1,881

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Small Cap 3

T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Industrial Machinery & Equipment (continued)
Middleby Corp. ‡†	8,800	$526
NATCO Group, Inc.–Class A ‡	9,800	451
Oil States International, Inc. ‡†	48,200	1,993
RBC Bearings, Inc. ‡	10,800	445
Toro Co.	24,700	1,455
Instruments & Related Products (4.2%)
Cohu, Inc.	27,500	612
Dionex Corp. ‡	3,950	280
DRS Technologies, Inc.	10,910	625
FLIR Systems, Inc. ‡†	47,100	2,178
Fossil, Inc. ‡	18,212	537
II-VI, Inc. ‡	30,500	829
Illumina, Inc. ‡†	18,400	747
Input/Output, Inc. ‡†	54,000	843
Itron, Inc. ‡†	12,600	982
Mettler Toledo International, Inc. ‡	14,000	1,337
Sonic Solutions, Inc. ‡†	12,300	155
Teledyne Technologies, Inc. ‡	18,900	868
United Industrial Corp./New York †	11,100	666
Varian, Inc. ‡	10,200	559
Insurance (2.1%)
Centene Corp. ‡†	26,900	576
HCC Insurance Holdings, Inc.	34,700	1,159
Healthspring, Inc. ‡	12,300	234
Max Capital Group, Ltd. †	22,600	640
Philadelphia Consolidated Holding Corp. ‡	22,500	941
Stancorp Financial Group, Inc.	23,600	1,239
WellCare Health Plans, Inc. ‡†	8,100	733
Leather & Leather Products (0.4%)
Iconix Brand Group, Inc. ‡	37,200	827
Timberland Co.–Class A ‡	12,400	312
Lumber & Other Building Materials (0.1%)
Beacon Roofing Supply, Inc. ‡†	21,900	372
Management Services (1.9%)
Corporate Executive Board Co.	36,200	2,350
CRA International, Inc. ‡†	11,700	564
Navigant Consulting, Inc. ‡†	15,600	290
Resources Connection, Inc. ‡	57,900	1,921
Medical Instruments & Supplies (5.0%)
American Medical Systems Holdings, Inc. ‡†	35,100	633
Armor Holdings, Inc. ‡	19,800	1,720
Cyberoptics Corp. ‡	61,900	833
Hologic, Inc. ‡†	27,700	1,532
ICU Medical, Inc. ‡	14,300	614

	Shares	Value
Medical Instruments & Supplies (continued)
Integra LifeSciences Holdings Corp. ‡†	8,000	$395
Kyphon, Inc. ‡†	26,900	1,295
Mentor Corp. †	12,700	517
Orbotech, Ltd. ‡	27,200	607
Resmed, Inc. ‡	23,600	974
Respironics, Inc. ‡	31,700	1,350
Stereotaxis, Inc. ‡†	13,100	171
Steris Corp.	16,900	517
Techne Corp. ‡	18,300	1,047
Thoratec Corp. ‡†	31,900	587
Ventana Medical Systems ‡†	7,500	580
Metal Cans & Shipping Containers (0.5%)
Crown Holdings, Inc. ‡	57,200	1,428
Metal Mining (0.3%)
Cleveland-Cliffs, Inc. †	10,700	831
Mining (0.7%)
Foundation Coal Holdings, Inc.	22,600	918
Penn Virginia Corp.	21,000	844
Motion Pictures (0.7%)
Avid Technology, Inc. ‡†	28,879	1,021
Macrovision Corp. ‡	28,900	869
Oil & Gas Extraction (6.3%)
Atwood Oceanics, Inc. ‡†	11,000	755
Bill Barrett Corp. ‡†	21,900	807
Cabot Oil & Gas Corp.	37,000	1,365
Comstock Resources, Inc. ‡	29,200	875
Denbury Resources, Inc. ‡	34,800	1,305
Global Industries, Ltd. ‡	47,900	1,285
Helix Energy Solutions Group, Inc. ‡†	36,400	1,453
Helmerich & Payne, Inc.	29,300	1,038
Mariner Energy, Inc. ‡	34,218	830
Plains Exploration & Production Co. ‡	13,500	645
Range Resources Corp.	46,000	1,721
SEACOR Holdings, Inc. ‡	6,500	607
Tetra Technologies, Inc. ‡	53,900	1,520
Todco–Class A ‡	22,300	1,053
Unit Corp. ‡	8,000	503
W-H Energy Services, Inc. ‡	14,600	904
Paperboard Containers & Boxes (0.2%)
Greif, Inc.–Class A	7,000	417
Personal Credit Institutions (0.1%)
Advanta Corp.–Class B	7,950	248

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Small Cap 4

T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Personal Services (0.2%)
Jackson Hewitt Tax Service, Inc.	5,800	$163
Steiner Leisure, Ltd. ‡	9,300	457
Petroleum Refining (0.5%)
Frontier Oil Corp.	32,100	1,405
Pharmaceuticals (7.0%)
Alexion Pharmaceuticals, Inc. ‡	15,100	680
Alkermes, Inc. ‡	33,000	482
BioMarin Pharmaceuticals, Inc. ‡†	32,900	590
Chattem, Inc. ‡†	9,500	602
Cubist Pharmaceuticals, Inc. ‡†	14,300	282
Digene Corp. ‡†	21,100	1,267
Herbalife, Ltd.	13,200	523
Idexx Laboratories, Inc. ‡	10,900	1,031
Immucor, Inc. ‡	41,500	1,161
InterMune, Inc. ‡†	5,300	137
Invitrogen Corp. ‡	15,700	1,158
Martek Biosciences Corp. ‡†	10,300	267
Medarex, Inc. ‡†	29,300	419
Medicines Co. ‡	39,000	687
Medicis Pharmaceutical Corp.–Class A †	42,900	1,310
Meridian Bioscience, Inc.	49,350	1,069
MGI PHARMA, Inc. ‡	11,800	264
Myriad Genetics, Inc. ‡†	10,400	387
Neurocrine Biosciences, Inc. ‡†	9,700	109
Noven Pharmaceuticals, Inc. ‡	52,100	1,222
Onyx Pharmaceuticals, Inc. ‡†	15,000	404
OSI Pharmaceuticals, Inc. ‡†	16,000	579
Panacos Pharmaceuticals, Inc. ‡	23,600	76
PDL BioPharma, Inc. ‡	57,600	1,342
Salix Pharmaceuticals, Ltd. ‡	9,123	112
Sciele Pharma, Inc. ‡†	13,900	327
Theravance, Inc. ‡	14,200	454
United Therapeutics Corp. ‡†	4,900	312
Valeant Pharmaceuticals International	36,500	609
Viropharma, Inc. ‡	18,100	250
Xenoport, Inc. ‡	9,000	400
Primary Metal Industries (1.9%)
Chaparral Steel Co.	12,600	906
CommScope, Inc. ‡	16,100	939
General Cable Corp. ‡	16,600	1,257
Matthews International Corp.–Class A	15,800	689
Steel Dynamics, Inc.	28,300	1,186
Radio, Television & Computer Stores (0.6%)
GameStop Corp.–Class A ‡	42,700	1,670

	Shares	Value
Real Estate (0.4%)
Jones Lang Lasalle, Inc.	9,100	$1,033
Research & Testing Services (2.6%)
Advisory Board Co. (The) ‡	29,800	1,656
Core Laboratories NV ‡	14,600	1,485
DeCODE Genetics, Inc. ‡†	48,300	180
Exelixis, Inc. ‡	30,700	371
Gen-Probe, Inc. ‡	26,800	1,619
Incyte Corp. ‡†	39,500	237
iRobot Corp. ‡†	31,200	619
Regeneron Pharmaceuticals, Inc. ‡	7,700	138
Senomyx, Inc. ‡†	39,900	539
Restaurants (2.1%)
Applebees International, Inc.	29,900	721
BJ's Restaurants, Inc. ‡†	47,900	946
CEC Entertainment, Inc. ‡	16,100	567
Cheesecake Factory (The) ‡†	21,900	537
PF Chang's China Bistro, Inc. ‡†	16,600	584
Rare Hospitality International, Inc. ‡	46,875	1,255
Sonic Corp. ‡	47,643	1,054
Retail Trade (3.6%)
AC Moore Arts & Crafts, Inc. ‡†	48,400	949
Blue Nile, Inc. ‡†	19,800	1,196
Coldwater Creek, Inc. ‡†	72,950	1,695
Fred's, Inc. †	13,650	183
Hibbett Sports, Inc. ‡	34,300	939
Marvel Entertainment, Inc. ‡†	19,200	489
MSC Industrial Direct Co.–Class A	18,200	1,001
Nutri/System, Inc. ‡†	9,300	650
priceline.com, Inc. ‡†	19,100	1,313
Zumiez, Inc. ‡†	33,100	1,251
Rubber & Misc. Plastic Products (0.6%)
Deckers Outdoor Corp. ‡	4,500	454
Jarden Corp. ‡†	28,100	1,209
Security & Commodity Brokers (1.5%)
Cohen & Steers, Inc. †	6,700	291
GFI Group, Inc. ‡	4,900	355
Greenhill & Co., Inc. †	21,000	1,443
International Securities Exchange Holdings, Inc.	13,100	856
Knight Capital Group, Inc.–Class A ‡	21,200	352
optionsXpress Holdings, Inc.	18,000	462
Penson Worldwide, Inc. ‡	12,400	304
Shoe Stores (0.1%)
DSW, Inc.–Class A ‡†	6,000	209

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Small Cap 5

T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Social Services (0.5%)
Bright Horizons Family Solutions, Inc. ‡†	34,400	$1,339
Stone, Clay & Glass Products (0.6%)
Eagle Materials, Inc.	17,000	834
Gentex Corp. †	44,300	872
Telecommunications (1.9%)
Adtran, Inc.	27,300	709
Cbeyond Communications, Inc. ‡	12,600	485
Dobson Communications Corp.–Class A ‡	43,100	479
Leap Wireless International, Inc. ‡	22,600	1,910
NeuStar, Inc.–Class A ‡†	21,500	623
Time Warner Telecom, Inc.–Class A ‡†	47,000	945
Transportation & Public Utilities (1.1%)
HUB Group, Inc.–Class A ‡	9,600	338
Pacer International, Inc.	14,200	334
UTI Worldwide, Inc.	87,400	2,341
Transportation Equipment (0.9%)
Polaris Industries, Inc. †	14,300	774
Thor Industries, Inc. †	21,600	975
Wabtec Corp.	17,400	636
Trucking & Warehousing (0.5%)
Landstar System, Inc.	15,700	758
Old Dominion Freight Line, Inc. ‡	19,675	593
Water Transportation (0.2%)
Horizon Lines, Inc.–Class A †	11,800	387
Wholesale Trade Durable Goods (1.2%)
Cytyc Corp. ‡	43,200	1,862
Pool Corp. †	22,787	889
PSS World Medical, Inc. ‡	25,500	465
Wholesale Trade Nondurable Goods (1.3%)
SunOpta, Inc. ‡†	60,100	670
Terra Industries, Inc. ‡†	29,500	750
Tractor Supply Co. ‡†	23,900	1,244
United Natural Foods, Inc. ‡†	30,700	816
Total Common Stocks (cost: $216,464)		264,966
	Principal	Value
SECURITY LENDING COLLATERAL (24.4%)
Debt (23.6%)
Bank Notes (1.8%)
Bank of America
5.27%, due 07/16/2007 *	$1,072	$1,072
5.27%, due 08/17/2007 *	1,787	1,787
5.30%, due 09/17/2007 *	1,787	1,787

	Principal	Value
Commercial Paper (8.7%)
Barton Capital Corp.–144A 5.30%, due 07/11/2007	$1,781	$1,781
5.31%, due 07/12/2007	711	711
Bear Stearns & Co. 5.44%, due 07/10/2007	179	179
CAFCO LLC-144A 5.32%, due 07/16/2007	710	710
Clipper Receivables Corp. 5.31%, due 07/10/2007	711	711
CRC Funding LLC–144A 5.32%, due 07/16/2007	710	710
Den Danske Bank 5.28%, due 07/09/2007	357	357
Falcon Asset Securitization Corp.–144A 5.31%, due 07/17/2007	744	744
Grampian Funding LLC–144A 5.35%, due 07/18/2007	709	709
Greyhawk Funding LLC–144A 5.29%, due 07/12/2007	715	715
Jupiter Securitization Corp.–144A 5.32%, due 07/26/2007	357	357
Lexington Parker Capital–144A 5.29%, due 07/03/2007	715	715
Liberty Street–144A 5.28%, due 07/02/2007 5.29%, due 07/18/2007 5.33%, due 07/31/2007	715 715 357	715 715 357
Morgan Stanley & Co. 5.45%, due 08/01/2007	357	357
Old Line Funding Corp.–144A 5.32%, due 07/12/2007	711	711
Paradigm Funding LLC–144A 5.31%, due 07/16/2007	708	708
Park Avenue Receivables Corp.–144A 5.32%, due 07/23/2007	1,780	1,780
Sheffield Receivables Corp.–144A 5.29%, due 07/06/2007 5.32%, due 07/17/2007	536 1,779	536 1,779
Three Pillars Funding Corp.–144A 5.33%, due 07/25/2007	1,780	1,780
Variable Funding Capital Corp.–144A 5.31%, due 07/05/2007 5.29%, due 07/11/2007 5.29%, due 07/12/2007	1,784 1,780 1,781	1,784 1,780 1,781
Euro Dollar Overnight (3.6%)
Abbey National PLC 5.28%, due 07/05/2007	894	894

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Small Cap 6

T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Overnight (continued)
Bank of Montreal 5.29%, due 07/02/2007	$715	$715
5.28%, due 07/03/2007	1,787	1,787
BNP Paribas 5.35%, due 07/02/2007	715	715
Calyon 5.38%, due 07/02/2007	715	715
Marshall & Ilsley Bank 5.29%, due 07/06/2007	991	991
National Australia Bank 5.32%, due 07/02/2007	715	715
Rabobank Netherland 5.33%, due 07/02/2007 5.28%, due 07/05/2007	715 1,787	715 1,787
Svenska Handelsbanken 5.30%, due 07/02/2007	520	520
Euro Dollar Terms (4.8%)
Banco Bilbao Vizcaya Argentaria 5.30%, due 08/10/2007	894	894
Bank of Montreal 5.31%, due 08/14/2007	1,072	1,072
Bank of Nova Scotia 5.28%, due 07/09/2007 5.29%, due 07/11/2007	536 715	536 715
Barclays 5.30%, due 07/16/2007 5.32%, due 09/04/2007	715 357	715 357
Canadian Imperial Bank of Commerce 5.30%, due 07/30/2007	894	894
Credit Suisse First Boston Corp. 5.29%, due 07/13/2007 5.29%, due 07/18/2007	715 1,430	715 1,430
First Tennessee National Corp. 5.30%, due 07/18/2007	357	357

	Principal	Value
Euro Dollar Terms (continued)
Fortis Bank
5.29%, due 07/09/2007	$357	$357
5.30%, due 07/20/2007	894	894
5.30%, due 07/26/2007	715	715
Skandinaviska Enskilda Banken AB 5.29%, due 07/19/2007	536	536
Wells Fargo 5.28%, due 07/12/2007 5.28%, due 07/13/2007	1,787 894	1,787 894
Repurchase Agreements (4.7%) ††
Credit Suisse First Boston Corp. 5.42%, dated 06/29/2007 to be repurchased at $1,848 on 07/02/2007	1,847	1,847
Merrill Lynch & Co. 5.34%, dated 06/29/2007 to be repurchased at $6,731 on 07/02/2007	6,729	6,729
Morgan Stanley Dean Witter & Co. 5.37%, dated 06/29/2007 to be repurchased at $1,495 on 07/02/2007	1,495	1,495
Morgan Stanley Dean Witter & Co. 5.43%, dated 06/29/2007 to be repurchased at $2,418 on 07/02/2007	2,417	2,417
	Shares	Value
Investment Companies (0.8%)
Barclays Global Institutional Money Market Fund 1–day yield of 5.25%	1,072,338	$1,072
Reserve Primary Money Market Fund 1–day yield of 5.23%	148,702	149
Vanguard Prime Money Market Fund 1–day yield of 5.19%	1,033,019	1,033
Total Security Lending Collateral (cost: $64,992)		64,992
Total Investment Securities (cost: $281,456) #		$329,958

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At June 30, 2007, all or a portion of this security is on loan (see Note 1). The value at June 30, 2007, of all securities on loan is $62,660.

*  Floating or variable rate note. Rate is listed as of June 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $12,708, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 07/03/2007–12/01/2036, respectively.

#  Aggregate cost for federal income tax purposes is $283,485. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $52,674 and $6,201, respectively. Net unrealized appreciation for tax purposes is $46,473.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $21,578 or 8.1% of the net assets of the Fund.

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Small Cap 7

T. Rowe Price Small Cap

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $281,456) (including securities loaned of $62,660)	$329,958
Cash	2,094
Receivables:
Investment securities sold	465
Shares sold	96
Interest	15
Income from loaned securities	13
Dividends	65
332,706
Liabilities:
Investment securities purchased	870
Accounts payable and accrued liabilities:
Shares redeemed	200
Management and advisory fees	163
Service fees	3
Administration fees	4
Payable for collateral for securities on loan	64,992
Other	96
66,328
Net Assets	$266,378
Net Assets Consist of:
Capital stock ($.01 par value)	$230
Additional paid-in capital	172,223
Undistributed (accumulated) net investment income (loss)	(637)
Undistributed (accumulated) net realized gain (loss) from investment securities	46,060
Net unrealized appreciation (depreciation) on investment securities	48,502
Net Assets	$266,378
Net Assets by Class:
Initial Class	$250,470
Service Class	15,908
Shares Outstanding:
Initial Class	21,591
Service Class	1,388
Net Asset Value and Offering Price Per Share:
Initial Class	$11.60
Service Class	11.46

STATEMENT OF OPERATIONS

For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends	$333
Interest	35
Income from loaned securities-net	92
460
Expenses:
Management and advisory fees	972
Printing and shareholder reports	38
Custody fees	25
Administration fees	26
Legal fees	2
Audit fees	9
Trustees fees	4
Service fees:
Service Class	19
Other	2
Total expenses	1,097
Net Investment Income (Loss)	(637)
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	24,164
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	5,936
Net Realized and Unrealized Gain (Loss) on Investment Securities	30,100
Net Increase (Decrease) in Net Assets Resulting from Operations	$29,463

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Small Cap 8

T. Rowe Price Small Cap

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(637)	$(1,478)
Net realized gain (loss) from investment securities	24,164	26,128
Change in unrealized appreciation (depreciation) on investment securities	5,936	(13,969)
	29,463	10,681
Distributions to Shareholders:
From net realized gains:
Initial Class	–	(24,489)
Service Class	–	(1,409)
	–	(25,898)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	6,292	35,662
Service Class	2,899	11,306
	9,191	46,968
Dividends and distributions reinvested:
Initial Class	–	24,489
Service Class	–	1,409
	–	25,898
Cost of shares redeemed:
Initial Class	(37,255)	(118,848)
Service Class	(6,076)	(11,304)
	(43,331)	(130,152)
	(34,140)	(57,286)
Net increase (decrease) in net assets	(4,677)	(72,503)
Net Assets:
Beginning of period	271,055	343,558
End of period	$266,378	$271,055
Undistributed (accumulated) net investment income (loss)	$(637)	$–

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	570	3,173
Service Class	268	1,040
	838	4,213
Shares issued–reinvested from distributions:
Initial Class	–	2,586
Service Class	–	150
	–	2,736
Shares redeemed:
Initial Class	(3,453)	(10,771)
Service Class	(579)	(1,026)
	(4,032)	(11,797)
Net increase (decrease) in shares outstanding:
Initial Class	(2,883)	(5,012)
Service Class	(311)	164
	(3,194)	(4,848)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Small Cap 9

T. Rowe Price Small Cap

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$10.36	$(0.03)	$1.27	$1.24	$–	$–	$–	$11.60
	12/31/2006	11.08	(0.05)	0.35	0.30	–	(1.02)	(1.02)	10.36
	12/31/2005	12.35	(0.04)	1.21	1.17	–	(2.44)	(2.44)	11.08
	12/31/2004	11.19	(0.06)	1.22	1.16	–	–	–	12.35
	12/31/2003	7.97	(0.05)	3.27	3.22	–	–	–	11.19
	12/31/2002	10.97	(0.07)	(2.93)	(3.00)	–	–	–	7.97
Service Class	6/30/2007	10.25	(0.04)	1.25	1.21	–	–	–	11.46
	12/31/2006	11.00	(0.08)	0.35	0.27	–	(1.02)	(1.02)	10.25
	12/31/2005	12.30	(0.07)	1.21	1.14	–	(2.44)	(2.44)	11.00
	12/31/2004	11.17	(0.08)	1.21	1.13	–	–	–	12.30
	12/31/2003	8.31	(0.05)	2.91	2.86	–	–	–	11.17

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)	Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover Rate (e)
Initial Class	6/30/2007	11.97%	$250,470	0.83%	(0.47)%	26%
	12/31/2006	3.59	253,644	0.84	(0.48)	34
	12/31/2005	10.61	326,681	0.81	(0.36)	49
	12/31/2004	10.37	308,252	0.79	(0.51)	27
	12/31/2003	40.40	543,942	0.80	(0.54)	17
	12/31/2002	(27.35)	115,309	0.96	(0.75)	39
Service Class	6/30/2007	11.80	15,908	1.08	(0.73)	26
	12/31/2006	3.34	17,411	1.09	(0.73)	34
	12/31/2005	10.40	16,877	1.06	(0.63)	49
	12/31/2004	10.12	7,525	1.05	(0.74)	27
	12/31/2003	34.42	1,538	1.05	(0.74)	17

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  T. Rowe Price Small Cap (the "Fund") share classes commenced operations as follows:

Initial Class – May 3, 1999
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Small Cap 10

T. Rowe Price Small Cap

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust, Inc. ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. T. Rowe Price Small Cap (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2007 of $1 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $39 earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Small Cap 11

T. Rowe Price Small Cap

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2007:

	Net Assets	% of Net Assets
Asset Allocation – Conservative Portfolio	$5,863	2.20%
Asset Allocation – Moderate Portfolio	27,652	10.38%
Total	$33,515	12.58%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.75% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

The sub-adviser, T. Rowe Price Associates, Inc., has agreed to a pricing discount based on aggregate assets that it manages in ATST. The amount of the discount received by the Fund for the six months ended June 30, 2007 was $6.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Small Cap 12

T. Rowe Price Small Cap

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $14.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $13. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$69,364
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	103,364
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and net operating loss.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING
PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Small Cap 13

T. Rowe Price Small Cap

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 6.–(continued)

fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

T. Rowe Price Small Cap 14

Templeton Transamerica Global

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,086.20	0.86%	$4.45
Hypothetical (b)	1,000.00	1,020.53	0.86	4.31
Service Class
Actual	1,000.00	1,084.80	1.11	5.74
Hypothetical (b)	1,000.00	1,019.29	1.11	5.56

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Region
At June 30, 2007

This chart shows the percentage breakdown by region of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Templeton Transamerica Global 1

Templeton Transamerica Global

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS ( 96.9%)
Australia (0.7%)
National Australia Bank, Ltd.	131,727	$4,584
Austria (0.5%)
Telekom Austria AG	122,840	3,069
Brazil (0.7%)
Cia Vale do Rio Doce, ADR	59,360	2,645
Empresa Brasileira de Aeronautica SA, ADR †	40,580	1,956
Canada (2.3%)
Jean Coutu Group, Inc.–Class A	206,500	3,009
Research In Motion, Ltd. ‡	34,000	6,800
Suncor Energy, Inc. †	53,500	4,811
Cayman Islands (0.6%)
ACE, Ltd.	61,040	3,816
Denmark (0.5%)
Vestas Wind Systems A/S ‡	52,620	3,476
Finland (1.0%)
Stora Enso Oyj–Class R	193,910	3,661
UPM-Kymmene Oyj	121,460	3,002
France (6.1%)
Accor SA	25,530	2,266
AXA †	116,760	5,048
France Telecom SA	178,680	4,923
Michelin (C.G.D.E.)–Class B	45,584	6,393
Sanofi-Aventis	57,895	4,699
Suez SA, ADR	63,300	3,628
Thomson Multimedia SA	108,470	2,070
Thomson, Sponsored ADR †	62,840	1,165
Total SA †	82,678	6,729
Vivendi Universal SA	51,250	2,209
Germany (5.0%)
Bayerische Motoren Werke AG †	69,360	4,497
Celesio AG	60,270	3,919
Deutsche Post AG	179,890	5,838
E.ON AG, ADR †	77,460	4,310
Infineon Technologies AG ‡	269,100	4,474
Muenchener Rueckversicherungs AG	12,400	2,281
Siemens AG	45,920	6,609
Hong Kong (0.7%)
Cheung Kong Holdings, Ltd.	187,000	2,449
Hutchison Whampoa, Ltd.	186,000	1,847
Israel (0.4%)
Check Point Software Technologies, Ltd. ‡	123,835	2,825

	Shares	Value
Italy (2.1%)
ENI SpA, ADR †	65,505	$4,739
Mediaset SpA	395,514	4,082
UniCredito Italiano SpA †	491,147	4,392
Japan (4.2%)
Aiful Corp.	40,800	1,170
FUJIFILM Holdings Corp.	54,300	2,423
Hitachi, Ltd.	205,000	1,453
Konica Minolta Holdings, Inc.	222,500	3,277
Mabuchi Motor Co., Ltd. †	37,100	2,268
Mitsubishi UFJ Financial Group, Inc., ADR	126,400	1,393
Nintendo Co., Ltd.	10,700	3,908
Olympus Corp.	63,300	2,465
Promise Co., Ltd.	52,700	1,622
Sompo Japan Insurance, Inc.	201,000	2,456
Sony Corp., ADR	32,890	1,690
Takeda Pharmaceutical Co., Ltd.	45,700	2,946
Mexico (0.3%)
Telefonos de Mexico SA de CV–Class L, ADR	47,420	1,797
Netherland Antilles (1.0%)
Schlumberger, Ltd.	77,000	6,540
Netherlands (2.6%)
ING Groep NV	105,910	4,690
ING Groep NV, ADR	17,960	790
Koninklijke Philips Electronics NV	106,200	4,527
Reed Elsevier NV	242,170	4,625
Vedior NV	77,110	2,313
Norway (1.1%)
Telenor ASA ‡	375,280	7,355
Portugal (0.4%)
Portugal Telecom SGPS SA	179,050	2,474
Singapore (1.6%)
DBS Group Holdings, Ltd.	300,000	4,472
DBS Group Holdings, Ltd., ADR	5,190	309
Flextronics International, Ltd. ‡	153,530	1,658
Singapore Telecommunications, Ltd.	1,774,000	3,944
South Korea (2.1%)
Kookmin Bank, ADR	25,790	2,262
Korea Electric Power Corp., ADR	73,030	1,599
KT Corp., ADR	125,545	2,945
Samsung Electronics Co., Ltd., GDR–144A	16,150	4,998
SK Telecom Co., Ltd., ADR †	55,925	1,530

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

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SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Spain (2.5%)
Banco Santander Central Hispano SA	262,021	$4,845
Iberdrola SA	29,633	1,662
Repsol YPF SA	113,591	4,487
Telefonica SA	222,547	4,971
Sweden (1.2%)
Nordic Baltic Holding, FDR	203,350	3,191
Securitas AB–Class B †	109,010	1,733
Securitas Systems AB–Class B	109,010	372
Svenska Cellulosa AB–Class B	144,510	2,424
Switzerland (3.0%)
Lonza Group AG	47,580	4,371
Nestle SA, ADR	38,840	3,692
Novartis AG, ADR	69,520	3,898
Swiss Reinsurance †	37,100	3,387
UBS AG-Registered	63,820	3,832
Taiwan (0.5%)
Chunghwa Telecom Co., Ltd., ADR	132,895	2,506
Lite-On Technology Corp., GDR, Reg S	30,500	393
Turkey (0.4%)
Turkcell Iletisim Hizmet AS, ADR	170,710	2,842
United Kingdom (11.7%)
Aviva PLC	223,540	3,335
BAE Systems PLC	634,180	5,153
BP PLC, Sponsored ADR	88,370	6,375
British Sky Broadcasting PLC	302,790	3,888
Cadbury Schweppes PLC	190,000	2,592
Compass Group PLC	856,890	5,944
G4S PLC	907,990	3,853
GlaxoSmithKline PLC	177,727	4,653
HSBC Holdings PLC	143,692	2,638
HSBC Holdings PLC, ADR †	8,440	775
Kingfisher PLC	328,470	1,493
Kingfisher PLC, Sponsored ADR	196,100	1,782
Pearson PLC	194,220	3,285
Rentokil Initial PLC	856,290	2,757
Rolls-Royce Group PLC ‡	420,930	4,548
Royal Bank of Scotland Group PLC	363,240	4,613
Royal Dutch Shell PLC–Class B	149,842	6,262
Smiths Group PLC	62,846	1,494
Unilever PLC	107,594	3,486
Vodafone Group PLC	1,824,401	6,142

	Shares	Value
United States (43.7%)
Allergan, Inc.	154,000	$8,877
American Express Co.	203,000	12,420
American International Group, Inc.	85,000	5,953
Ameriprise Financial, Inc.	156,000	9,917
Apple, Inc. ‡	155,000	18,916
AT&T, Inc.	150,000	6,225
BlackRock, Inc. †	18,000	2,819
Caterpillar, Inc.	100,000	7,830
Chicago Mercantile Exchange †	20,000	10,687
Citadel Broadcasting Corp.	6,527	42
Coach, Inc. ‡	120,000	5,687
Electronic Arts, Inc. ‡	87,000	4,117
Expeditors International of Washington, Inc.	175,000	7,228
FedEx Corp.	70,000	7,768
General Electric Co.	212,000	8,115
Gilead Sciences, Inc. ‡	108,000	4,187
Google, Inc.–Class A ‡	17,000	8,897
Harley-Davidson, Inc. †	86,000	5,126
Interpublic Group of Cos., Inc. †‡	1	—	o
Intuit, Inc. ‡	205,000	6,166
Jacobs Engineering Group, Inc. ‡	192,000	11,042
JP Morgan Chase & Co.	170,000	8,237
Las Vegas Sands Corp. †‡	57,000	4,354
Marriott International, Inc.–Class A	185,000	7,999
McGraw-Hill Cos., Inc. (The)	205,000	13,956
Microsoft Corp.	303,000	8,929
Nordstrom, Inc.	130,000	6,646
PACCAR, Inc.	54,750	4,765
PepsiCo, Inc.	161,000	10,441
Praxair, Inc.	92,000	6,623
QUALCOMM, Inc.	217,000	9,416
Starbucks Corp. ‡	205,000	5,379
T. Rowe Price Group, Inc.	190,060	9,862
Varian Medical Systems, Inc. ‡	100,000	4,251
Verizon Communications, Inc.	172,000	7,081
Walgreen Co.	144,000	6,270
Walt Disney Co.	85,000	2,902
Whole Foods Market, Inc. †	190,000	7,277
Zimmer Holdings, Inc. ‡	55,000	4,669
Total Common Stocks (cost: $475,318)		622,870

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

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Templeton Transamerica Global

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
SECURITY LENDING COLLATERAL ( 8.0%)
Debt (7.7%)
Bank Notes (0.6%)
Bank of America
5.27%, due 07/16/2007 *	$847	$847
5.27%, due 08/17/2007 *	1,411	1,411
5.30%, due 09/17/2007 *	1,411	1,411
Commercial Paper (2.8%)
Barton Capital Corp.–144A 5.30%, due 07/11/2007 5.31%, due 07/12/2007	1,407 561	1,407 561
Bear Stearns & Co. 5.44%, due 07/10/2007	141	141
CAFCO LLC–144A 5.32%, due 07/16/2007	561	561
Clipper Receivables Corp. 5.31%, due 07/10/2007	562	562
CRC Funding LLC–144A 5.32%, due 07/16/2007	561	561
Den Danske Bank 5.28%, due 07/09/2007	282	282
Falcon Asset Securitization Corp.–144A 5.31%, due 07/17/2007	587	587
Grampian Funding LLC–144A 5.35%, due 07/18/2007	560	560
Greyhawk Funding LLC–144A 5.29%, due 07/12/2007	564	564
Jupiter Securitization Corp.–144A 5.32%, due 07/26/2007	282	282
Lexington Parker Capital–144A 5.29%, due 07/03/2007	564	564
Liberty Street–144A 5.28%, due 07/02/2007 5.29%, due 07/18/2007 5.33%, due 07/31/2007	565 565 282	565 565 282
Morgan Stanley & Co. 5.45%, due 08/01/2007	282	282
Old Line Funding Corp.–144A 5.32%, due 07/12/2007	561	561
Paradigm Funding LLC–144A 5.31%, due 07/16/2007	559	559
Park Avenue Receivables Corp.–144A 5.32%, due 07/23/2007	1,405	1,405
Sheffield Receivables Corp.–144A 5.29%, due 07/06/2007 5.32%, due 07/17/2007	423 1,405	423 1,405

	Principal	Value
Commercial Paper (continued)
Three Pillars Funding Corp.–144A 5.33%, due 07/25/2007	$1,406	$1,406
Variable Funding Capital Corp.–144A 5.31%, due 07/05/2007 5.29%, due 07/11/2007 5.29%, due 07/12/2007	1,409 1,405 1,407	1,409 1,405 1,407
Euro Dollar Overnight (1.2%)
Abbey National PLC 5.28%, due 07/05/2007	706	706
Bank of Montreal 5.29%, due 07/02/2007 5.28%, due 07/03/2007	565 1,411	565 1,411
BNP Paribas 5.35%, due 07/02/2007	565	565
Calyon 5.38%, due 07/02/2007	565	565
Marshall & Ilsley Bank 5.29%, due 07/06/2007	783	783
National Australia Bank 5.32%, due 07/02/2007	565	565
Rabobank Netherland 5.33%, due 07/02/2007 5.28%, due 07/05/2007	565 1,411	565 1,411
Svenska Handelsbanken 5.30%, due 07/02/2007	410	410
Euro Dollar Terms (1.6%)
Banco Bilbao Vizcaya Argentaria 5.30%, due 08/10/2007	706	706
Bank of Montreal 5.31%, due 08/14/2007	847	847
Bank of Nova Scotia 5.28%, due 07/09/2007 5.29%, due 07/11/2007	423 565	423 565
Barclays 5.30%, due 07/16/2007 5.32%, due 09/04/2007	565 282	565 282
Canadian Imperial Bank of Commerce 5.30%, due 07/30/2007	706	706
Credit Suisse First Boston Corp. 5.29%, due 07/13/2007 5.29%, due 07/18/2007	565 1,129	565 1,129
First Tennessee National Corp. 5.30%, due 07/18/2007	282	282

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Templeton Transamerica Global 4

Templeton Transamerica Global

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Fortis Bank
5.29%, due 07/09/2007	$282	$282
5.30%, due 07/20/2007	706	706
5.30%, due 07/26/2007	565	565
Skandinaviska Enskilda Banken AB 5.29%, due 07/19/2007	423	423
Wells Fargo 5.28%, due 07/12/2007 5.28%, due 07/13/2007	1,411 706	1,411 706
Repurchase Agreements (1.5%) ††
Credit Suisse First Boston Corp. 5.42%, dated 06/29/2007 to be repurchased at $1,459 on 07/02/2007	1,459	1,459
Merrill Lynch & Co. 5.34%, dated 06/29/2007 to be repurchased at $5,316 on 07/02/2007	5,313	5,313
Morgan Stanley Dean Witter & Co. 5.37%, dated 06/29/2007 to be repurchased at $1,181 on 07/02/2007	1,180	1,180
Morgan Stanley Dean Witter & Co. 5.43%, dated 06/29/2007 to be repurchased at $1,909 on 07/02/2007	1,908	1,908
	Shares	Value
Investment Companies (0.3%)
Barclays Global Institutional Money Market Fund 1-day yield of 5.25%	846,812	$847
Reserve Primary Money Market Fund 1-day yield of 5.23%	117,427	117
Vanguard Prime Money Market Fund 1-day yield of 5.19%	815,762	816
Total Security Lending Collateral (cost: $51,324)		51,324
Total Investment Securities (cost: $526,642) #		$674,194

NOTES TO SCHEDULE OF INVESTMENTS:

†  At June 30, 2007, all or a portion of this security is on loan (see Note 1). The value at June 30, 2007, of all securities on loan is $49,617.

‡  Non-income producing.

*  Floating or variable rate note. Rate is listed as of June 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $10,035, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 07/03/2007–12/01/2036, respectively.

o  Value is less than $1.

#  Aggregate cost for federal income tax purposes is $530,009. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $151,507 and $7,322, respectively. Net unrealized appreciation for tax purposes is $144,185.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $22,037 or 3.4% of the net assets of the Fund.

ADR  American Depositary Receipt

FDR  Finnish Depositary Receipt

GDR  Global Depositary Receipt

SGPS  Sociedade Gestora de Participações Socialis (Holding Enterprise)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

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Templeton Transamerica Global

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Telecommunications	8.6%	$55,330
Security & Commodity Brokers	7.7%	49,537
Commercial Banks	6.5%	41,711
Pharmaceuticals	5.2%	33,178
Computer & Data Processing Services	4.8%	30,935
Oil & Gas Extraction	3.5%	22,496
Insurance	3.3%	21,227
Computer & Office Equipment	3.2%	20,762
Communications Equipment	3.2%	20,379
Business Services	3.0%	19,132
Printing & Publishing	2.9%	18,581
Petroleum Refining	2.7%	17,448
Electronic & Other Electric Equipment	2.3%	14,826
Hotels & Other Lodging Places	2.3%	14,620
Automotive	2.2%	14,389
Transportation & Public Utilities	2.0%	13,066
Electronic Components & Accessories	2.0%	12,927
Aerospace	1.8%	11,657
Restaurants	1.8%	11,323
Engineering & Management Services	1.7%	11,042
Chemicals & Allied Products	1.7%	10,994
Life Insurance	1.6%	10,528
Beverages	1.6%	10,441
Food & Kindred Products	1.5%	9,770
Radio & Television Broadcasting	1.5%	9,617
Drug Stores & Proprietary Stores	1.5%	9,279
Medical Instruments & Supplies	1.4%	8,920
Instruments & Related Products	1.3%	8,165
Industrial Machinery & Equipment	1.2%	7,830
Air Transportation	1.2%	7,768
Electric Services	1.2%	7,571
Food Stores	1.1%	7,277
Paper & Allied Products	1.0%	6,663
Apparel & Accessory Stores	1.0%	6,646
Rubber & Misc. Plastic Products	1.0%	6,393
Leather & Leather Products	0.9%	5,687
Electrical Goods	0.8%	4,998
Manufacturing Industries	0.6%	3,908
Communication	0.6%	3,888
Electric, Gas & Sanitary Services	0.6%	3,628
Lumber & Other Building Materials	0.5%	3,275
Motion Pictures	0.5%	2,902
Personal Credit Institutions	0.4%	2,791
Metal Mining	0.4%	2,645
Specialty- Real Estate	0.4%	2,449

	Percentage of Net Assets	Value
Paper & Paper Products	0.4%	$2,424
Holding & Other Investment Offices	0.3%	1,847
Investment Securities, at value	96.9%	622,870
Short-Term Investments	8.0%	51,324
Total Investment Securities	104.9%	$674,194

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Templeton Transamerica Global 6

Templeton Transamerica Global

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $526,642) (including securities loaned of $49,617)	$674,194
Cash	12,379
Foreign currency (cost: $779)	786
Receivables:
Investment securities sold	6,387
Shares sold	151
Interest	55
Income from loaned securities	19
Dividends	922
Dividend reclaims receivable	66
Other	232
695,191
Liabilities:
Investment securities purchased	375
Accounts payable and accrued liabilities:
Shares redeemed	195
Management and advisory fees	395
Service fees	5
Administration fees	11
Payable for collateral for securities on loan	51,324
Other	360
52,665
Net Assets	$642,526
Net Assets Consist of:
Capital stock ($.01 par value)	$268
Additional paid-in capital	747,685
Undistributed (accumulated) net investment income (loss)	12,394
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	(265,392)
Net unrealized appreciation (depreciation) on: Investment securities	147,552
Translation of assets and liabilities denominated in foreign currencies	19
Net Assets	$642,526
Net Assets by Class:
Initial Class	$616,312
Service Class	26,214
Shares Outstanding:
Initial Class	25,729
Service Class	1,102
Net Asset Value and Offering Price Per Share:
Initial Class	$23.95
Service Class	23.79

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $654)	$8,212
Interest	291
Income from loaned securities–net	200
8,703
Expenses:
Management and advisory fees	2,315
Printing and shareholder reports	167
Custody fees	91
Administration fees	62
Legal fees	5
Audit fees	10
Trustees fees	10
Service fees:
Service Class	25
Other	7
Total expenses	2,692
Net Investment Income (Loss)	6,011
Net Realized Gain (Loss) from:
Investment securities	20,751
Foreign currency transactions	(86)
20,665
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	24,877
Translation of assets and liabilities denominated in foreign currencies	12
24,889
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	45,554
Net Increase (Decrease) in Net Assets Resulting from Operations	$51,565

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

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STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$6,011	$7,904
Net realized gain (loss) from investment securities and foreign currency transactions	20,665	35,665
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	24,889	57,898
	51,565	101,467
Distributions to Shareholders:
From net investment income:
Initial Class	–	(7,316)
Service Class	–	(140)
	–	(7,456)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	25,867	34,654
Service Class	11,555	8,224
	37,422	42,878
Dividends and distributions reinvested:
Initial Class	–	7,316
Service Class	–	140
	–	7,456
Cost of shares redeemed:
Initial Class	(57,892)	(117,522)
Service Class	(3,210)	(1,781)
	(61,102)	(119,303)
	(23,680)	(68,969)
Net increase (decrease) in net assets	27,885	25,042
Net Assets:
Beginning of period	614,641	589,599
End of period	$642,526	$614,641
Undistributed (accumulated) net investment income (loss)	$12,394	$6,383

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	1,122	1,709
Service Class	502	404
	1,624	2,113
Shares issued-reinvested from distributions:
Initial Class	–	371
Service Class	–	8
	–	379
Shares redeemed:
Initial Class	(2,530)	(5,860)
Service Class	(145)	(90)
	(2,675)	(5,950)
Net increase (decrease) in shares outstanding:
Initial Class	(1,408)	(3,780)
Service Class	357	322
	(1,051)	(3,458)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

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FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$22.05	$0.22	$1.68	$1.90	$–	$–	$–	$23.95
	12/31/2006	18.81	0.27	3.23	3.50	(0.26)	–	(0.26)	22.05
	12/31/2005	17.69	0.21	1.10	1.31	(0.19)	–	(0.19)	18.81
	12/31/2004	16.15	0.14	1.40	1.54	–	–	–	17.69
	12/31/2003	13.16	0.11	2.88	2.99	–	–	–	16.15
	12/31/2002	18.32	0.09	(4.82)	(4.73)	(0.43)	–	(0.43)	13.16
Service Class	6/30/2007	21.93	0.21	1.65	1.86	–	–	–	23.79
	12/31/2006	18.73	0.21	3.23	3.44	(0.24)	–	(0.24)	21.93
	12/31/2005	17.65	0.16	1.10	1.26	(0.18)	–	(0.18)	18.73
	12/31/2004	16.15	0.12	1.38	1.50	–	–	–	17.65
	12/31/2003	12.97	(0.04)	3.22	3.18	–	–	–	16.15

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)	Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover Rate (e)
Initial Class	6/30/2007	8.62%	$616,312	0.86%	1.94%	14%
	12/31/2006	18.79	598,312	0.87	1.35	59
	12/31/2005	7.47	581,669	0.90	1.20	61
	12/31/2004	9.54	642,460	0.95	0.84	139
	12/31/2003	22.72	634,110	0.94	0.81	131
	12/31/2002	(26.02)	635,357	0.92	0.60	67
Service Class	6/30/2007	8.48	26,214	1.11	1.87	14
	12/31/2006	18.45	16,329	1.12	1.02	59
	12/31/2005	7.23	7,930	1.15	0.88	61
	12/31/2004	9.29	3,911	1.19	0.73	139
	12/31/2003	24.52	234	1.19	(0.39)	131

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Templeton Transamerica Global (the "Fund") share classes commenced operations as follows:

Initial Class – December 3, 1992
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not Annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Templeton Transamerica Global 9

Templeton Transamerica Global

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Templeton Transamerica Global (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2007 of $7 are included in net realized gains in the Statement of Operations.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Templeton Transamerica Global 10

Templeton Transamerica Global

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $86, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

There were no open forward foreign currency contracts at June 30, 2007.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.75% of first $500 million of ANA
0.725% of the next $1 billion of ANA
0.70% of ANA over $1.5 billion

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Templeton Transamerica Global 11

Templeton Transamerica Global

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $35.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $24. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$88,281
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	113,820
U.S. Government	–

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Templeton Transamerica Global 12

Templeton Transamerica Global

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, passive foreign investment companies, post October loss deferrals, foreign currency transactions and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$42,670	December 31, 2009
198,150	December 31, 2010
45,010	December 31, 2011

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Templeton Transamerica Global 13

Third Avenue Value

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,081.70	0.86%	$4.44
Hypothetical (b)	1,000.00	1,020.53	0.86	4.31
Service Class
Actual	1,000.00	1,080.60	1.13	5.83
Hypothetical (b)	1,000.00	1,019.19	1.13	5.66

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2007

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Third Avenue Value 1

Third Avenue Value

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (84.0%)
Automotive (4.4%)
Superior Industries International, Inc. †	394,867	$8,592
Toyota Industries Corp.	305,193	14,161
Business Credit Institutions (0.7%)
CIT Group, Inc.	61,083	3,349
Chemicals & Allied Products (0.9%)
Agrium, Inc.	107,835	4,718
Commercial Banks (3.9%)
Chong Hing Bank, Ltd.	1,103,360	2,515
Mellon Financial Corp.	407,267	17,920
Communications Equipment (0.9%)
Tellabs, Inc. ‡	406,171	4,370
Computer & Data Processing Services (0.8%)
Borland Software Corp. †‡	716,681	4,257
Computer & Office Equipment (1.1%)
Lexmark International, Inc. ‡	114,292	5,636
Construction (1.2%)
MDC Holdings, Inc.	125,732	6,080
Electrical Goods (0.7%)
Sycamore Networks, Inc. ‡	883,179	3,550
Electronic & Other Electric Equipment (0.7%)
Electro Scientific Industries, Inc. †‡	168,033	3,495
Electronic Components & Accessories (3.7%)
AVX Corp. †	541,695	9,068
Bel Fuse, Inc.–Class A	53,873	1,992
Bel Fuse, Inc.–Class B	25,806	878
Intel Corp.	314,039	7,462
Health Services (0.6%)
Cross Country Healthcare, Inc. ‡	175,994	2,936
Holding & Other Investment Offices (8.7%)
Brookfield Asset Management, Inc. †	595,176	23,748
Capital Southwest Corp.	13,685	2,132
Daiichi Sanyko Co., Ltd.	206,514	5,468
Hutchison Whampoa, Ltd.	1,103,912	10,964
Wharf Holdings, Ltd.	712,116	2,847
Industrial Machinery & Equipment (1.3%)
Alamo Group, Inc.	171,129	4,313
Applied Materials, Inc.	130,039	2,584

	Shares	Value
Insurance (9.4%)
Aioi Insurance Co., Ltd.	336,773	$2,184
AMBAC Financial Group, Inc.	63,405	5,528
Arch Capital Group, Ltd. ‡	126,456	9,173
E-L Financial Corp., Ltd.	3,796	2,355
MBIA, Inc.	132,206	8,226
Millea Holdings, Inc., ADR	277,650	11,395
Mitsui Sumitomo Insurance Co., Ltd.	334,827	4,289
Montpelier Re Holdings, Ltd. †	178,339	3,306
Radian Group, Inc.	45,763	2,471
Life Insurance (2.4%)
Phoenix Cos. (The), Inc.	151,491	2,274
Power Corp. of Canada	276,436	10,216
Lumber & Wood Products (1.9%)
Canfor Corp. ‡	792,177	10,031
Manufacturing Industries (2.5%)
Jakks Pacific, Inc. †‡	253,997	7,148
Leapfrog Enterprises, Inc. †‡	540,651	5,542
Oil & Gas Extraction (10.5%)
Canadian Natural Resources, Ltd. †	77,881	5,167
Cimarex Energy Co.	262,804	10,357
EnCana Corp. †	299,000	18,374
Nabors Industries, Ltd. ‡	156,135	5,212
Pogo Producing Co.	197,909	10,052
St. Mary Land & Exploration Co.	98,502	3,607
Whiting Petroleum Corp. ‡	42,285	1,713
Paper & Allied Products (0.9%)
Timberwest Forest Corp. †	287,500	4,865
Paper & Paper Products (0.3%)
Canfor Pulp Income Fund †	117,704	1,709
Pharmaceuticals (1.7%)
Pfizer, Inc.	340,577	8,709
Primary Metal Industries (4.6%)
POSCO, ADR †	199,839	23,981
Radio & Television Broadcasting (0.9%)
Liberty Media Holding Corp.-Capital–Class A ‡	19,904	2,342
Liberty Media Holding Corp.- Interactive–Class A ‡	99,519	2,222
Real Estate (5.5%)
Forest City Enterprises, Inc.–Class A	211,423	12,998
Hang Lung Development Co.	304,308	1,374
Henderson Land Development	1,077,462	7,339
Mitsui Fudosan Co., Ltd.	6,538	183
St. Joe Co. (The) †	137,071	6,352

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Third Avenue Value 2

Third Avenue Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Research & Testing Services (0.5%)
Tejon Ranch Co. †‡	60,731	$2,684
Residential Building Construction (0.9%)
Hang Lung Properties, Ltd.	1,351,251	4,658
Savings Institutions (1.6%)
Brookline Bancorp, Inc. †	286,198	3,294
NewAlliance Bancshares, Inc.	335,115	4,933
Security & Commodity Brokers (4.2%)
Investor AB–Class A †	283,254	7,208
Legg Mason, Inc.	101,479	9,984
Westwood Holdings Group, Inc.	126,622	4,325
Specialty-Real Estate (1.9%)
Cheung Kong Holdings, Ltd.	744,847	9,756
Stone, Clay & Glass Products (0.6%)
USG Corp. †‡	66,234	3,248
Telecommunications (0.5%)
IDT Corp.–Class B †	266,314	2,748
Telecom Corp. of New Zealand, Ltd. †	5,671	20
Transportation Equipment (1.1%)
Trinity Industries, Inc. †	135,744	5,910
Warehouse (1.1%)
Prologis REIT	98,289	5,593
Water Transportation (0.9%)
Alexander & Baldwin, Inc. †	53,233	2,827
Bergesen Worldwide Gas ASA †	155,306	2,031
Wholesale Trade Nondurable Goods (0.5%)
Handleman Co. †	398,378	2,482
Total Common Stocks (cost: $282,507)		435,430
	Principal	Value
SHORT-TERM OBLIGATIONS (14.8%)
Repurchase Agreements (14.8%)
Investors Bank & Trust Co. 3.50%, dated 06/29/2007 to be repurchased at $76,893 on 07/02/2007 nl	$76,871	$76,871
Total Short-Term Obligations (cost: $76,871)		76,871
SECURITY LENDING COLLATERAL (26.5%)
Debt (25.6%)
Bank Notes (1.9%)
Bank of America 5.27%, due 07/16/2007 *	2,267	2,267
5.27%, due 08/17/2007 *	3,779	3,779
5.30%, due 09/17/2007 *	3,779	3,779

	Principal	Value
Commercial Paper (9.5%)
Barton Capital Corp.–144A
5.30%, due 07/11/2007	$3,766	$3,766
5.31%, due 07/12/2007	1,503	1,503
Bear Stearns & Co. 5.44%, due 07/10/2007	378	378
CAFCO LLC–144A 5.32%, due 07/16/2007	1,501	1,501
Clipper Receivables Corp. 5.31%, due 07/10/2007	1,504	1,504
CRC Funding LLC–144A 5.32%, due 07/16/2007	1,501	1,501
Den Danske Bank 5.28%, due 07/09/2007	756	756
Falcon Asset Securitization Corp.–144A 5.31%, due 07/17/2007	1,572	1,572
Grampian Funding LLC–144A 5.35%, due 07/18/2007	1,500	1,500
Greyhawk Funding LLC–144A 5.29%, due 07/12/2007	1,511	1,511
Jupiter Securitization Corp.–144A 5.32%, due 07/26/2007	756	756
Lexington Parker Capital–144A 5.29%, due 07/03/2007	1,511	1,511
Liberty Street–144A 5.28%, due 07/02/2007	1,511	1,511
5.29%, due 07/18/2007	1,511	1,511
5.33%, due 07/31/2007	756	756
Morgan Stanley & Co. 5.45%, due 08/01/2007	756	756
Old Line Funding Corp.–144A 5.32%, due 07/12/2007	1,503	1,503
Paradigm Funding LLC–144A 5.31%, due 07/16/2007	1,497	1,497
Park Avenue Receivables Corp.–144A 5.32%, due 07/23/2007	3,763	3,763
Sheffield Receivables Corp.–144A 5.29%, due 07/06/2007	1,134	1,134
5.32%, due 07/17/2007	3,761	3,761
Three Pillars Funding Corp.–144A 5.33%, due 07/25/2007	3,764	3,764
Variable Funding Capital Corp.–144A 5.31%, due 07/05/2007	3,771	3,771
5.29%, due 07/11/2007	3,762	3,762
5.29%, due 07/12/2007	3,766	3,766

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Third Avenue Value 3

Third Avenue Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Overnight (3.9%)
Abbey National PLC
5.28%, due 07/05/2007	$1,889	$1,889
Bank of Montreal 5.29%, due 07/02/2007	1,511	1,511
5.28%, due 07/03/2007	3,778	3,778
BNP Paribas 5.35%, due 07/02/2007	1,511	1,511
Calyon 5.38%, due 07/02/2007	1,511	1,511
Marshall & Ilsley Bank 5.29%, due 07/06/2007	2,096	2,096
National Australia Bank 5.32%, due 07/02/2007	1,511	1,511
Rabobank Netherland 5.33%, due 07/02/2007	1,511	1,511
5.28%, due 07/05/2007	3,778	3,778
Svenska Handelsbanken 5.30%, due 07/02/2007	1,099	1,099
Euro Dollar Terms (5.2%)
Banco Bilbao Vizcaya Argentaria 5.30%, due 08/10/2007	1,889	1,889
Bank of Montreal 5.31%, due 08/14/2007	2,267	2,267
Bank of Nova Scotia 5.28%, due 07/09/2007	1,134	1,134
5.29%, due 07/11/2007	1,511	1,511
Barclays 5.30%, due 07/16/2007	1,511	1,511
5.32%, due 09/04/2007	756	756
Canadian Imperial Bank of Commerce 5.30%, due 07/30/2007	1,889	1,889
Credit Suisse First Boston Corp. 5.29%, due 07/13/2007	1,511	1,511
5.29%, due 07/18/2007	3,023	3,023
First Tennessee National Corp. 5.30%, due 07/18/2007	756	756
Fortis Bank 5.29%, due 07/09/2007	756	756
5.30%, due 07/20/2007	1,889	1,889
5.30%, due 07/26/2007	1,511	1,511

	Principal	Value
Euro Dollar Terms (continued)
Skandinaviska Enskilda Banken AB
5.29%, due 07/19/2007	$1,134	$1,134
Wells Fargo 5.28%, due 07/12/2007	3,778	3,778
5.28%, due 07/13/2007	1,889	1,889
Repurchase Agreements (5.1%) ††
Credit Suisse First Boston Corp. 5.42%, dated 06/29/2007 to be repurchased at $3,907 on 07/02/2007	3,905	3,905
Merrill Lynch & Co. 5.34%, dated 06/29/2007 to be repurchased at $14,231 on 07/02/2007	14,225	14,225
Morgan Stanley Dean Witter & Co. 5.37%, dated 06/29/2007 to be repurchased at $3,161 on 07/02/2007	3,160	3,160
Morgan Stanley Dean Witter & Co. 5.43%, dated 06/29/2007 to be repurchased at $5,112 on 07/02/2007	5,109	5,109
	Shares	Value
Investment Companies (0.9%)
Barclays Global Institutional Money Market Fund 1-day yield of 5.25%	2,267,067	$2,267
Reserve Primary Money Market Fund 1-day yield of 5.23%	314,375	314
Vanguard Prime Money Market Fund 1-day yield of 5.19%	2,183,941	2,184
Total Security Lending Collateral (cost: $137,402)		137,402
Total Investment Securities (cost: $496,780) #		$649,703

NOTES TO SCHEDULE OF INVESTMENTS:

†  At June 30, 2007, all or a portion of this security is on loan (see Note 1). The value at June 30, 2007, of all securities on loan is $132,656.

‡  Non-income producing.

n  At June 30, 2007, repurchase agreements excluding collateral for securities on loan are collateralized by U.S. Government Agency Obligations with interest rates and maturity dates ranging from 5.67%–5.82% and 01/15/2033–02/15/2036, respectively, and with a market value plus accrued interest of $80,714.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Third Avenue Value 4

Third Avenue Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

*  Floating or variable rate note. Rate is listed as of June 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $26,867, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 07/03/2007–12/01/2036, respectively.

l  Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund and provides various administrative services on behalf of the Funds. Effective July 2, 2007, Investors Financial Services Corp. was acquired by State Street Corporation.

#  Aggregate cost for federal income tax purposes is $509,941. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $141,790 and $2,028, respectively. Net unrealized appreciation for tax purposes is $139,762.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $45,620 or 8.8% of the net assets of the Fund.

ADR  American Depositary Receipt

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Third Avenue Value 5

Third Avenue Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY COUNTRY:
Bermuda	3.4%	$17,691
Canada	15.7%	81,182
Hong Kong	7.6%	39,453
Japan	7.3%	37,680
New Zealand	0.0%	20
Norway	0.4%	2,031
South Korea	4.6%	23,981
Sweden	1.4%	7,208
United States	43.6%	226,184
Investment securities, at value	84.0%	435,430
Short-term investments	41.3%	214,273
Total investment securities	125.3%	$649,703

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Third Avenue Value 6

Third Avenue Value

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $393,510) (including securities loaned of $132,656)	$546,433
Repurchase agreements	103,270
Cash	50
Foreign currency (cost: $140)	139
Receivables:
Investment securities sold	6,865
Shares sold	164
Interest	35
Income from loaned securities	39
Dividends	517
657,512
Liabilities:
Investment securities purchased	301
Accounts payable and accrued liabilities:
Shares redeemed	713
Management and advisory fees	347
Service fees	13
Administration fees	9
Payable for collateral for securities on loan	137,402
Other	200
138,985
Net Assets	$518,527
Net Assets Consist of:
Capital stock ($.01 par value)	$182
Additional paid-in capital	27,267
Undistributed (accumulated) net investment income (loss)	10,510
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	327,645
Net unrealized appreciation (depreciation) on investment securities	152,923
Net Assets	$518,527
Net Assets by Class:
Initial Class	$454,897
Service Class	63,630
Shares Outstanding:
Initial Class	15,970
Service Class	2,240
Net Asset Value and Offering Price Per Share:
Initial Class	$28.48
Service Class	28.41

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $285)	$6,167
Interest	2,554
Income from loaned securities-net	778
9,499
Expenses:
Management and advisory fees	3,741
Printing and shareholder reports	60
Custody fees	113
Administration fees	94
Legal fees	10
Audit fees	9
Trustees fees	18
Service fees:
Service Class	72
Other	10
Total expenses	4,127
Net Investment Income (Loss)	5,372
Net Realized Gain (Loss) from:
Investment securities	261,875
Foreign currency transactions	(202)
261,673
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(187,463)
(187,463)
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	74,210
Net Increase (Decrease) in Net Assets Resulting from Operations	$79,582

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Third Avenue Value 7

Third Avenue Value

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$5,372	$10,878
Net realized gain (loss) from investment securities and foreign currency transactions	261,673	67,057
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	(187,463)	85,497
	79,582	163,432
Distributions to Shareholders:
From net investment income:
Initial Class	–	(8,555)
Service Class	–	(298)
	–	(8,853)
From net realized gains:
Initial Class	–	(57,756)
Service Class	–	(2,419)
	–	(60,175)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	32,611	100,878
Service Class	12,711	21,600
	45,322	122,478
Dividends and distributions reinvested:
Initial Class	–	66,311
Service Class	–	2,717
	–	69,028
Cost of shares redeemed:
Initial Class	(774,843)	(107,276)
Service Class	(6,570)	(11,006)
	(781,413)	(118,282)
	(736,091)	73,224
Net increase (decrease) in net assets	(656,509)	167,628
Net Assets:
Beginning of period	1,175,036	1,007,408
End of period	$518,527	$1,175,036
Undistributed (accumulated) net investment income (loss)	$10,510	$5,138

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	1,185	3,954
Service Class	463	853
	1,648	4,807
Shares issued-reinvested from distributions:
Initial Class	–	2,756
Service Class	–	113
	–	2,869
Shares redeemed:
Initial Class	(27,819)	(4,213)
Service Class	(243)	(436)
	(28,062)	(4,649)
Net increase (decrease) in shares outstanding:
Initial Class	(26,634)	2,497
Service Class	220	530
	(26,414)	3,027

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Third Avenue Value 8

Third Avenue Value

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$26.33	$0.16	$1.99	$2.15	$–	$–	$–	$28.48
	12/31/2006	24.22	0.25	3.49	3.74	(0.21)	(1.42)	(1.63)	26.33
	12/31/2005	20.98	0.17	3.74	3.91	(0.12)	(0.55)	(0.67)	24.22
	12/31/2004	16.93	0.09	4.08	4.17	(0.12)	–	(0.12)	20.98
	12/31/2003	12.39	0.11	4.50	4.61	(0.05)	(0.02)	(0.07)	16.93
	12/31/2002	14.52	0.06	(1.78)	(1.72)	(0.07)	(0.34)	(0.41)	12.39
Service Class	6/30/2007	26.30	0.13	1.98	2.11	–	–	–	28.41
	12/31/2006	24.21	0.19	3.49	3.68	(0.17)	(1.42)	(1.59)	26.30
	12/31/2005	21.02	0.12	3.73	3.85	(0.11)	(0.55)	(0.66)	24.21
	12/31/2004	16.96	0.05	4.09	4.14	(0.08)	–	(0.08)	21.02
	12/31/2003	12.50	0.10	4.38	4.48	–	(0.02)	(0.02)	16.96

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)	Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover Rate (e)
Initial Class	6/30/2007	8.17%	$454,897	0.86%	1.16%	5%
	12/31/2006	16.07	1,121,918	0.86	1.00	17
	12/31/2005	18.81	971,322	0.87	0.74	19
	12/31/2004	24.81	574,721	0.86	0.47	19
	12/31/2003	37.26	468,411	0.85	0.75	20
	12/31/2002	(11.87)	251,993	0.89	0.47	5
Service Class	6/30/2007	8.06	63,630	1.13	0.93	5
	12/31/2006	15.78	53,118	1.11	0.74	17
	12/31/2005	18.47	36,086	1.12	0.53	19
	12/31/2004	24.51	13,240	1.12	0.29	19
	12/31/2003	35.85	1,098	1.11	0.93	20

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Third Avenue Value (the "Fund") share classes commenced operations as follows:

Initial Class – January 2, 1998
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Third Avenue Value 9

Third Avenue Value

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Third Avenue Value (the "Fund") is part of ATST. The Fund is "non-diversified" under 1940 Act.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Third Avenue Value 10

Third Avenue Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Recaptured commissions during the six months ended June 30, 2007 of $2 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $333, earned by IBT for its services.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

There were no outstanding forward foreign currency contracts at June 30, 2007.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.80% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Third Avenue Value 11

Third Avenue Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-adviser for the period ended June 30, 2007 were $120.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $28.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $45. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$44,142
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	660,905
U.S. Government	–

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Third Avenue Value 12

Third Avenue Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, foreign currency transactions and passive foreign investment companies.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Third Avenue Value 13

Transamerica Balanced

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,075.10	0.89%	$4.58
Hypothetical (b)	1,000.00	1,020.38	0.89	4.46
Service Class
Actual	1,000.00	1,073.70	1.14	5.86
Hypothetical (b)	1,000.00	1,019.14	1.14	5.71

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At June 30, 2007

This chart shows the percentage breakdown by asset type of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Balanced 1

Transamerica Balanced

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (3.5%)
U.S. Treasury Bond 8.00%, due 11/15/2021	$335	$429
U.S. Treasury Inflation Indexed Bond 2.00%, due 01/15/2016	208	198
U.S. Treasury Note 4.50%, due 05/15/2017 † 4.50%, due 02/15/2036 †	792 1,702	759 1,541
U.S. Treasury STRIPS Zero Coupon, due 02/15/2036	1,100	259
Total U.S. Government Obligations (cost: $3,264)		3,186
U.S. GOVERNMENT AGENCY OBLIGATIONS (2.9%)
Fannie Mae, Series 2004-90, Class LH 5.00%, due 04/25/2034	500	473
Freddie Mac 5.35%, due 11/14/2011	1,000	994
Freddie Mac, Series 2631, Class CE 4.25%, due 10/15/2026	550	535
Freddie Mac, Series 2941, Class WC 5.00%, due 10/15/2030	720	694
Total U.S. Government Agency Obligations (cost: $2,735)		2,696
MORTGAGE-BACKED SECURITIES (2.7%)
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.20%, due 12/01/2038	420	400
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD, Class A4 5.32%, due 12/11/2049	425	408
Crown Castle Towers LLC, Series 2006-1A, Class AFX–144A 5.24%, due 11/15/2036	383	376
Morgan Stanley Capital I, Series 2006-HQ10, Class A4 5.33%, due 11/12/2041 *	435	418
SBA CMBS Trust, Series 2006-1A, Class A–144A 5.31%, due 11/15/2036	380	374
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4 5.57%, due 10/15/2048 *	420	411
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, ClassH–144A 5.74%, due 06/15/2049 *	120	110
Total Mortgage-Backed Securities (cost: $2,577)		2,497

	Principal	Value
CORPORATE DEBT SECURITIES (16.8%)
Agriculture (0.4%)
Cargill, Inc.–144A 5.00%, due 11/15/2013	$290	$279
Michael Foods, Inc. 8.00%, due 11/15/2013	100	101
Air Transportation (0.6%)
FedEx Corp. 9.65%, due 06/15/2012	290	338
United AirLines, Inc. 6.64%, due 07/02/2022	248	249
Automotive Service Stations (0.1%)
Petro Stopping Centers, LP / Petro Financial Corp. 9.00%, due 02/15/2012	85	90
Business Credit Institutions (1.1%)
General Electric Capital Corp. 5.50%, due 04/28/2011	250	250
John Deere Capital Corp., Series D 4.40%, due 07/15/2009	300	294
National Rural Utilities Cooperative Finance Corp. 7.25%, due 03/01/2012	220	234
Pemex Finance, Ltd. 9.03%, due 02/15/2011	225	240
Chemicals & Allied Products (1.2%)
ICI Wilmington, Inc. 4.38%, due 12/01/2008	430	423
Lubrizol Corp. 4.63%, due 10/01/2009	720	706
Commercial Banks (1.1%)
Citigroup, Inc., Global Note 3.63%, due 02/09/2009	110	107
HBOS PLC–144A 5.92%, due 10/01/2015 (a)(b)	120	112
ICICI Bank, Ltd., Subordinated Note–144A 6.38%, due 04/30/2022 (b)	143	136
Popular North America, Inc. 5.20%, due 12/12/2007	105	105
Royal Bank of Scotland Group PLC 7.65%, due 09/30/2031 (a)(b)	90	100
Shinsei Finance Cayman, Ltd.–144A 6.42%, due 07/20/2016 (a)(b)	140	136
Wachovia Capital Trust III 5.80%, due 03/15/2011 (a)(b)	305	304

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Balanced 2

Transamerica Balanced

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Communication (0.1%)
Comcast Corp. 7.05%, due 03/15/2033	$110	$113
Computer & Office Equipment (0.1%)
Hewlett-Packard Co. 3.63%, due 03/15/2008	133	131
Construction (0.2%)
DR Horton, Inc., Senior Note 5.38%, due 06/15/2012	230	216
Department Stores (0.5%)
Meyer (Fred) Stores, Inc. 7.45%, due 03/01/2008	290	294
Neiman-Marcus Group, Inc.(PIK) 9.00%, due 10/15/2015	150	160
Electric Services (1.0%)
Dominion Resources, Inc. 5.69%, due 05/15/2008	300	300
Empresa Nacional de Electricidad SA/Chile, Series B 8.50%, due 04/01/2009	250	261
FPL Group Capital, Inc., Series B 5.55%, due 02/16/2008	350	350
Food & Kindred Products (0.3%)
Bunge, Ltd. Finance Corp. 4.38%, due 12/15/2008	325	320
Food Stores (0.1%)
Stater Brothers Holdings, Inc. 8.13%, due 06/15/2012	100	101
Gas Production & Distribution (0.8%)
Oneok, Inc. 5.51%, due 02/16/2008	390	390
Southern Union Co., Senior Note 6.15%, due 08/16/2008	334	336
Holding & Other Investment Offices (1.3%)
BRE Properties, Inc. REIT, Senior Note 5.75%, due 09/01/2009	380	380
iStar Financial, Inc. REIT, Senior Note 5.95%, due 10/15/2013	300	295
PPF Funding, Inc. REIT–144A 5.35%, due 04/15/2012	355	349
Weingarten Realty Investors REIT, Series A 5.26%, due 05/15/2012	130	128

	Principal	Value
Hotels & Other Lodging Places (0.2%)
Las Vegas Sands Corp. 6.38%, due 02/15/2015	$100	$95
Wyndham Worldwide Corp. 6.00%, due 12/01/2016	85	82
Instruments & Related Products (0.1%)
Xerox Corp., Subordinated Note 6.40%, due 03/15/2016	100	101
Insurance (1.0%)
AXA SA–144A 6.38%, due 12/14/2036 (a)(b)	250	225
Metlife, Inc. 6.40%, due 12/15/2036 *	235	218
Oil Insurance, Ltd.–144A 7.56%, due 06/30/2011 (a)(b)	250	258
St Paul Travelers Cos. (The), Inc. 6.75%, due 06/20/2036	175	181
Life Insurance (0.3%)
Genworth Financial, Inc., Senior Note 5.23%, due 05/16/2009	250	249
Lumber & Other Building Materials (0.3%)
CRH America, Inc. 5.30%, due 10/15/2013	250	240
Mortgage Bankers & Brokers (0.1%)
ILFC E-Capital Trust II–144A 6.25%, due 12/21/2065 (b)	100	97
Motion Pictures (0.3%)
News America Holdings, Inc., Guaranteed Senior Note 7.75%, due 12/01/2045	100	110
Time Warner Entertainment Co., LP 8.38%, due 07/15/2033	150	174
Oil & Gas Extraction (0.2%)
Husky Oil Co. 8.90%, due 08/15/2028 (b)	105	108
PetroHawk Energy Corp., Senior Note 9.13%, due 07/15/2013	100	106
Personal Credit Institutions (0.4%)
Capital One Bank 5.75%, due 09/15/2010	370	372
Petroleum Refining (1.0%)
Enterprise Products Operating, LP, Series B 4.00%, due 10/15/2007	310	309

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Balanced 3

Transamerica Balanced

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Petroleum Refining (continued)
Valero Energy Corp. 3.50%, due 04/01/2009	$385	$373
Valero Logistics Operations, LP, Guaranteed Senior Note 6.88%, due 07/15/2012	200	207
Printing & Publishing (0.3%)
CBS Corp., Senior Note 6.63%, due 05/15/2011	100	103
Idearc, Inc., Senior Note 8.00%, due 11/15/2016	135	136
Radio & Television Broadcasting (0.3%)
AMFM, Inc., Senior Note 8.00%, due 11/01/2008	225	231
Real Estate (0.6%)
Post Apartment Homes, LP 6.30%, due 06/01/2013	213	217
Westfield Capital Corp., Ltd./WT Finance Aust Pty, Ltd./WEA Finance LLC–144A 4.38%, due 11/15/2010	330	318
Restaurants (0.1%)
Aramark Corp., Senior Note–144A 8.50%, due 02/01/2015	100	102
Security & Commodity Brokers (1.3%)
Ameriprise Financial, Inc. 7.52%, due 06/01/2066 (b)	175	182
Discover Financial Services, Senior Note–144A 5.89%, due 06/11/2010 *	300	300
E*Trade Financial Corp. 8.00%, due 06/15/2011	100	102
Mizuho Preferred Capital Co. LLC–144A 8.79%, due 06/30/2008 (a)(b)	402	414
Nuveen Investments, Inc., Senior Note 5.00%, due 09/15/2010	250	230
Stone, Clay & Glass Products (0.2%)
Lafarge SA 7.13%, due 07/15/2036	136	143
Telecommunications (0.7%)
Nextel Communications, Inc., Series D 7.38%, due 08/01/2015	95	95
SBC Communications, Inc. 4.13%, due 09/15/2009	332	323
Verizon Global Funding Corp. 4.00%, due 01/15/2008	265	263

	Principal	Value
Transportation & Public Utilities (0.2%)
Hertz Corp., Senior Subordinated Note 10.50%, due 01/01/2016	$100	$110
TEPPCO Partners LP 7.00%, due 06/01/2067 (b)	115	111
Water Transportation (0.3%)
Royal Caribbean Cruises, Ltd. 8.75%, due 02/02/2011	270	292
Total Corporate Debt Securities (cost: $15,677)		15,505
	Shares	Value
PREFERRED STOCKS (0.1%)
Savings Institutions (0.1%)
Indymac Bank FSB–144A	5,000	$126
Total Preferred Stocks (cost: $125)		126
COMMON STOCKS (70.9%)
Air Transportation (1.8%)
FedEx Corp.	15,000	1,665
Apparel & Accessory Stores (1.5%)
Nordstrom, Inc.	26,000	1,329
Automotive (4.6%)
Harley-Davidson, Inc. †	26,500	1,580
PACCAR, Inc.	30,000	2,611
Beverages (1.1%)
PepsiCo, Inc.	15,000	973
Communications Equipment (2.1%)
QUALCOMM, Inc.	44,000	1,909
Computer & Data Processing Services (4.6%)
Google, Inc.–Class A ‡	2,500	1,309
Intuit, Inc. ‡	39,650	1,193
Microsoft Corp.	60,000	1,768
Computer & Office Equipment (2.9%)
Apple, Inc. ‡	22,000	2,685
Drug Stores & Proprietary Stores (2.1%)
Walgreen Co.	45,000	1,959
Electronic & Other Electric Equipment (1.5%)
General Electric Co.	37,000	1,416
Electronic Components & Accessories (0.3%)
Tyco Electronics, Ltd.	7,880	308
Engineering & Management Services (5.6%)
Jacobs Engineering Group, Inc. ‡	90,000	5,176

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Balanced 4

Transamerica Balanced

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Food Stores (1.6%)
Whole Foods Market, Inc. †	38,000	$1,455
Hotels & Other Lodging Places (5.1%)
Marriott International, Inc.–Class A	52,000	2,249
MGM Mirage, Inc. †‡	30,000	2,474
Industrial Machinery & Equipment (6.4%)
Caterpillar, Inc.	38,000	2,975
Kennametal, Inc.	35,000	2,871
Insurance (1.5%)
American International Group, Inc.	20,000	1,401
Medical Instruments & Supplies (2.2%)
Varian Medical Systems, Inc. ‡	17,000	723
Zimmer Holdings, Inc. ‡	15,000	1,273
Oil & Gas Extraction (1.9%)
Schlumberger, Ltd.	21,000	1,784
Petroleum Refining (1.7%)
Suncor Energy, Inc.	17,000	1,529
Pharmaceuticals (4.5%)
Allergan, Inc.	20,000	1,153
Gilead Sciences, Inc. ‡	22,000	853
Roche Holding AG-Genusschein	12,241	2,171
Printing & Publishing (3.7%)
McGraw-Hill Cos., Inc. (The)	50,000	3,404
Restaurants (0.5%)
Starbucks Corp. ‡	18,000	472
Security & Commodity Brokers (7.9%)
American Express Co.	40,000	2,447
Ameriprise Financial, Inc.	30,000	1,907
BlackRock, Inc. †	5,000	783
Chicago Mercantile Exchange †	4,000	2,137
Telecommunications (2.0%)
Verizon Communications, Inc.	45,000	1,853
Transportation & Public Utilities (1.8%)
Expeditors International of Washington, Inc.	40,000	1,652
Wholesale Trade Durable Goods (2.0%)
Grainger (W.W.), Inc. †	20,000	1,861
Total Common Stocks (cost: $47,545)		65,308

	Principal	Value
SECURITY LENDING COLLATERAL (10.5%)
Debt (10.1%)
Bank Notes (0.8%)
Bank of America
5.27%, due 07/16/2007 *	$160	$160
5.27%, due 08/17/2007 *	266	266
5.30%, due 09/17/2007 *	266	266
Commercial Paper (3.7%)
Barton Capital Corp.–144A 5.30%, due 07/11/2007 5.31%, due 07/12/2007	265 106	265 106
Bear Stearns & Co. 5.44%, due 07/10/2007	27	27
CAFCO LLC–144A 5.32%, due 07/16/2007	106	106
Clipper Receivables Corp. 5.31%, due 07/10/2007	106	106
CRC Funding LLC–144A 5.32%, due 07/16/2007	106	106
Den Danske Bank 5.28%, due 07/09/2007	53	53
Falcon Asset Securitization Corp.–144A 5.31%, due 07/17/2007	111	111
Grampian Funding LLC–144A 5.35%, due 07/18/2007	106	106
Greyhawk Funding LLC–144A 5.29%, due 07/12/2007	107	107
Jupiter Securitization Corp.–144A 5.32%, due 07/26/2007	53	53
Lexington Parker Capital–144A 5.29%, due 07/03/2007	106	106
Liberty Street–144A 5.28%, due 07/02/2007 5.29%, due 07/18/2007 5.33%, due 07/31/2007	106 106 53	106 106 53
Morgan Stanley & Co. 5.45%, due 08/01/2007	53	53
Old Line Funding Corp.–144A 5.32%, due 07/12/2007	106	106
Paradigm Funding LLC–144A 5.31%, due 07/16/2007	105	105
Park Avenue Receivables Corp.–144A 5.32%, due 07/23/2007	265	265
Sheffield Receivables Corp.–144A 5.29%, due 07/06/2007 5.32%, due 07/17/2007	80 265	80 265

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Balanced 5

Transamerica Balanced

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Paper (continued)
Three Pillars Funding Corp.–144A 5.33%, due 07/25/2007	$265	$265
Variable Funding Capital Corp.–144A 5.31%, due 07/05/2007 5.29%, due 07/11/2007 5.29%, due 07/12/2007	266 265 265	266 265 265
Euro Dollar Overnight (1.5%)
Abbey National PLC 5.28%, due 07/05/2007	133	133
Bank of Montreal 5.29%, due 07/02/2007 5.28%, due 07/03/2007	106 266	106 266
BNP Paribas 5.35%, due 07/02/2007	106	106
Calyon 5.38%, due 07/02/2007	106	106
Marshall & Ilsley Bank 5.29%, due 07/06/2007	148	148
National Australia Bank 5.32%, due 07/02/2007	106	106
Rabobank Netherland 5.33%, due 07/02/2007 5.28%, due 07/05/2007	106 266	106 266
Svenska Handelsbanken 5.30%, due 07/02/2007	77	77
Euro Dollar Terms (2.1%)
Banco Bilbao Vizcaya Argentaria 5.30%, due 08/10/2007	133	133
Bank of Montreal 5.31%, due 08/14/2007	160	160
Bank of Nova Scotia 5.28%, due 07/09/2007 5.29%, due 07/11/2007	80 106	80 106
Barclays 5.30%, due 07/16/2007 5.32%, due 09/04/2007	106 53	106 53
Canadian Imperial Bank of Commerce 5.30%, due 07/30/2007	133	133
Credit Suisse First Boston Corp. 5.29%, due 07/13/2007 5.29%, due 07/18/2007	106 213	106 213
First Tennessee National Corp. 5.30%, due 07/18/2007	53	53

	Principal	Value
Euro Dollar Terms (continued)
Fortis Bank
5.29%, due 07/09/2007	$53	$53
5.30%, due 07/20/2007	133	133
5.30%, due 07/26/2007	106	106
Skandinaviska Enskilda Banken AB 5.29%, due 07/19/2007	80	80
Wells Fargo 5.28%, due 07/12/2007 5.28%, due 07/13/2007	266 133	266 133
Repurchase Agreements (2.0%) ††
Credit Suisse First Boston Corp. 5.42%, dated 06/29/2007 to be repurchased at $275 on 07/02/2007	275	275
Merrill Lynch & Co. 5.34%, dated 06/29/2007 to be repurchased at $1,002 on 07/02/2007	1,002	1,002
Morgan Stanley Dean Witter & Co. 5.37%, dated 06/29/2007 to be repurchased at $223 on 07/02/2007	223	223
Morgan Stanley Dean Witter & Co. 5.43%, dated 06/29/2007 to be repurchased at $360 on 07/02/2007	360	360
	Shares	Value
Investment Companies (0.4%)
Barclays Global Institutional Money Market Fund 1-day yield of 5.25%	159,614	$160
Reserve Primary Money Market Fund 1-day yield of 5.23%	22,134	22
Vanguard Prime Money Market Fund 1-day yield of 5.19%	153,762	154
Total Security Lending Collateral (cost: $9,674)		9,674
Total Investment Securities (cost: $81,597) #		$98,992

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Balanced 6

Transamerica Balanced

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

†  At June 30, 2007, all or a portion of this security is on loan (see Note 1). The value at June 30, 2007, of all securities on loan is $9,443.

*  Floating or variable rate note. Rate is listed as of June 30, 2007.

(a)  The security has a perpetual maturity. The date shown is the next call date.

(b)  Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of June 30, 2007.

‡  Non-income producing.

††  Cash collateral for the Repurchase Agreements, valued at $1,892, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 07/03/2007–12/01/2036, respectively.

#  Aggregate cost for federal income tax purposes is $81,598. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $18,681 and $1,287, respectively. Net unrealized appreciation for tax purposes is $17,394.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $6,925 or 7.5% of the net assets of the Fund.

PIK  Payment In-Kind

REIT  Real Estate Investment Trust

STRIPS  Separate Trading of Registered Interest and Principal of Securities

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Balanced 7

Transamerica Balanced

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $81,597) (including securities loaned of $9,443)	$98,992
Cash	2,859
Receivables:
Shares sold	29
Interest	305
Dividends	32
Dividend reclaims receivable	2
102,219
Liabilities:
Investment securities purchased	269
Accounts payable and accrued liabilities:
Shares redeemed	46
Management and advisory fees	61
Service fees	3
Administration fees	2
Payable for collateral for securities on loan	9,674
Other	26
10,081
Net Assets	$92,138
Net Assets Consist of:
Capital stock ($.01 par value)	$70
Additional paid-in capital	69,316
Undistributed (accumulated) net investment income (loss)	1,598
Undistributed (accumulated) net realized gain (loss) from investment securities	3,759
Net unrealized appreciation (depreciation) on investment securities	17,395
Net Assets	$92,138
Net Assets by Class:
Initial Class	$76,673
Service Class	15,465
Shares Outstanding:
Initial Class	5,823
Service Class	1,180
Net Asset Value and Offering Price Per Share:
Initial Class	$13.17
Service Class	13.11

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$696
Dividends (net of withholding taxes on foreign dividends of $5)	299
Income from loaned securities–net	7
1,002
Expenses:
Management and advisory fees	346
Printing and shareholder reports	7
Custody fees	12
Administration fees	9
Legal fees	1
Audit fees	9
Trustees fees	1
Service fees:
Service Class	16
Other	1
Total expenses	402
Net Investment Income (Loss)	600
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	3,370
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	2,287
Net Realized and Unrealized Gain (Loss) on Investment Securities	5,657
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,257

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Balanced 8

Transamerica Balanced

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$600	$998
Net realized gain (loss) from investment securities	3,370	391
Change in unrealized appreciation (depreciation) on investment securities	2,287	5,168
	6,257	6,557
Distributions to Shareholders:
From net investment income:
Initial Class	–	(697)
Service Class	–	(59)
	–	(756)
From net realized gains:
Initial Class	–	(1,768)
Service Class	–	(170)
	–	(1,938)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	6,544	20,354
Service Class	6,227	6,767
	12,771	27,121
Dividends and distributions reinvested:
Initial Class	–	2,466
Service Class	–	228
	–	2,694
Cost of shares redeemed:
Initial Class	(7,172)	(16,109)
Service Class	(1,339)	(1,437)
	(8,511)	(17,546)
	4,260	12,269
Net increase (decrease) in net assets	10,517	16,132
Net Assets:
Beginning of period	81,621	65,489
End of period	$92,138	$81,621
Undistributed (accumulated) net investment income (loss)	$1,598	$998

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	511	1,702
Service Class	492	566
	1,003	2,268
Shares issued–reinvested from distributions:
Initial Class	–	214
Service Class	–	20
	–	234
Shares redeemed:
Initial Class	(562)	(1,345)
Service Class	(104)	(120)
	(666)	(1,465)
Net increase (decrease) in shares outstanding:
Initial Class	(51)	571
Service Class	388	466
	337	1,037

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Balanced 9

Transamerica Balanced

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$12.25	$0.09	$0.83	$0.92	$–	$–	$–	$13.17
	12/31/2006	11.63	0.16	0.88	1.04	(0.12)	(0.30)	(0.42)	12.25
	12/31/2005	11.77	0.14	0.74	0.88	(0.16)	(0.86)	(1.02)	11.63
	12/31/2004	10.79	0.16	1.02	1.18	(0.13)	(0.07)	(0.20)	11.77
	12/31/2003	9.49	0.13	1.19	1.32	(0.02)	–	(0.02)	10.79
	12/31/2002	10.00	0.07	(0.58)	(0.51)	–	–	–	9.49
Service Class	6/30/2007	12.21	0.07	0.83	0.90	–	–	–	13.11
	12/31/2006	11.61	0.13	0.87	1.00	(0.10)	(0.30)	(0.40)	12.21
	12/31/2005	11.77	0.11	0.74	0.85	(0.15)	(0.86)	(1.01)	11.61
	12/31/2004	10.79	0.14	1.01	1.15	(0.10)	(0.07)	(0.17)	11.77
	12/31/2003	9.73	0.08	0.98	1.06	–	–	–	10.79

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2007	7.51%	$76,673	0.89%	0.89%	1.43%	26%
	12/31/2006	9.12	71,949	0.89	0.89	1.32	47
	12/31/2005	7.96	61,698	0.94	0.94	1.17	50
	12/31/2004	11.16	62,934	0.96	0.96	1.45	128
	12/31/2003	13.90	61,419	1.15	1.15	1.31	65
	12/31/2002	(5.10)	37,233	1.40	1.59	1.08	42
Service Class	6/30/2007	7.37	15,465	1.14	1.14	1.17	26
	12/31/2006	8.74	9,672	1.14	1.14	1.11	47
	12/31/2005	7.79	3,791	1.19	1.19	0.91	50
	12/31/2004	10.88	2,457	1.19	1.19	1.31	128
	12/31/2003	10.93	591	1.38	1.38	1.14	65

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Transamerica Balanced (the "Fund") share classes commenced operations as follows:

Initial Class – May 1, 2002
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of advisory fee waivers, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before advisory fee waivers.

(f)  Annualized.

(g)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Balanced 10

Transamerica Balanced

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Balanced (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2007 of $2 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Balanced 11

Transamerica Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $3, earned by IBT for its services.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $250 million of ANA
0.75% of the next $250 million of ANA
0.70% of the next $1 billion of ANA
0.625% of ANA over $1.5 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.40% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Balanced 12

Transamerica Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $5.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $3. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$20,392
U.S. Government	6,834
Proceeds from maturities and sales of securities:
Long-Term	16,011
U.S. Government	5,951

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and return of capital.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Balanced 13

Transamerica Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 5.–(continued)

adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Balanced 14

Transamerica Convertible Securities

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,074.90	0.79%	$4.06
Hypothetical (b)	1,000.00	1,020.88	0.79	3.96
Service Class
Actual	1,000.00	1,072.60	1.04	5.34
Hypothetical (b)	1,000.00	1,019.64	1.04	5.21

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2007

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Convertible Securities 1

Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
CONVERTIBLE BOND (84.0%)
Automotive Dealers (2.8%)
United Auto Group, Inc., Subordinated Note 3.50%, due 04/01/2026	$6,730	$7,260
Business Services (3.2%)
Lamar Advertising Co., Series B 2.88%, due 12/31/2010 †	6,032	8,317
Commercial Banks (11.4%)
Credit Suisse/New York NY 0.25%, due 04/21/2014	6,200	6,015
Deutsche Bank AG London 0.25%, due 04/11/2013	6,033	6,833
Euronet Worldwide, Inc., Senior Note 3.50%, due 10/15/2025	6,510	6,844
Wachovia Bank NA–144A 0.25%, due 01/30/2014 §	7,400	9,902
Computer & Data Processing Services (2.5%)
Informatica Corp., Senior Note 3.00%, due 03/15/2026 †	6,550	6,599
Computer & Office Equipment (6.0%)
EMC Corp/Massachusetts, Senior Note, Reg S 1.75%, due 12/01/2013	5,500	7,006
Hewlett-Packard Co., Subordinated Note Zero Coupon, due 10/14/2017	668	500
Scientific Games Corp. 0.75%, due 12/01/2024	2,605	3,328
VeriFone Holdings, Inc., Senior Note–144A 1.38%, due 06/15/2012	4,940	4,878
Electric Services (1.5%)
Covanta Holding Corp. 1.00%, due 02/01/2027	3,700	3,806
Electronic Components & Accessories (3.1%)
Sunpower Corp., Senior Note 1.25%, due 02/15/2027	6,511	8,179
Fabricated Metal Products (1.8%)
Alliant Techsystems, Inc., Senior Subordinated Note 2.75%, due 02/15/2024	3,675	4,805
Holding & Other Investment Offices (3.5%)
BRE Properties, Inc., REIT, Senior Note 4.13%, due 08/15/2026 †	4,220	4,362
Vornado Realty Trust REIT, Senior Note 3.63%, due 11/15/2026 †	4,920	4,772

	Principal	Value
Hotels & Other Lodging Places (2.3%)
Hilton Hotels Corp., Senior Note 3.38%, due 04/15/2023	$3,975	$5,987
Instruments & Related Products (4.6%)
Allergan, Inc. 1.50%, due 04/01/2026	5,528	5,846
Itron, Inc., Senior Subordinated Note 2.50%, due 08/01/2026	4,485	6,027
Leather & Leather Products (1.8%)
Iconix Brand Group, Inc., Senior Subordinated Note–144A 1.88%, due 06/30/2012	4,680	4,779
Medical Instruments & Supplies (3.4%)
Inverness Medical Innovations, Inc.–144A 3.00%, due 05/15/2016	7,500	8,850
Mortgage Bankers & Brokers (6.3%)
Allegro Investment Corp. SA–144A 0.25%, due 06/06/2017	7,050	7,156
WMT Debt Exchangeable Trust–144A 0.25%, due 05/02/2013 §S	713	9,334
Motion Pictures (2.9%)
Macrovision Corp., Senior Note 2.63%, due 08/15/2011	6,150	7,657
Oil & Gas Extraction (4.2%)
Chesapeake Energy Corp., Senior Note 2.50%, due 05/15/2037	5,000	5,100
Schlumberger, Ltd., Series B 2.13%, due 06/01/2023	2,760	5,879
Pharmaceuticals (2.1%)
Gilead Sciences, Inc. 0.63%, due 05/01/2013 †	4,760	5,450
Research & Testing Services (2.1%)
Core Laboratories LP, Senior Note 0.25%, due 10/31/2011 †	4,530	5,413
Security & Commodity Brokers (12.7%)
BlackRock, Inc./New York 2.63%, due 02/15/2035	4,080	6,452
Countrywide Financial Corp., Senior Note–144A 3.11%, due 05/15/2037 *	6,360	6,193
Goldman Sachs Group, Inc. 0.25%, due 01/25/2017	9,010	10,790
Lehman Brothers Holdings, Inc. 0.25%, due 12/12/2013	10,530	9,620

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Convertible Securities 2

Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Telecommunications (3.1%)
NII Holdings, Inc., Senior Note 2.75%, due 08/15/2025 †	$3,810	$6,563
NII Holdings, Inc.–144A 3.13%, due 06/15/2012	1,385	1,371
Transportation Equipment (2.7%)
Trinity Industries, Inc. 3.88%, due 06/01/2036	6,253	7,011
Total Convertible Bond (cost: $197,505)		218,884
	Shares	Value
CONVERTIBLE PREFERRED STOCKS (15.1%)
Automotive (5.8%)
Ford Motor Co. Capital Trust II	250,200	$9,633
General Motors Corp.	217,000	5,452
Chemicals & Allied Products (1.7%)
Celanese Corp.	86,465	4,345
Insurance (1.8%)
Fortis Insurance NV–144A	3,210	4,776
Life Insurance (2.0%)
Metlife, Inc. ‡	162,380	5,257
Oil & Gas Extraction (1.1%)
Dune Energy, Inc.–144A	2,600	2,735
Security & Commodity Brokers (2.7%)
Credit Suisse First Boston USA, Inc.	92,090	7,129
Total Convertible Preferred Stocks (cost: $31,840)		39,327
	Principal	Value
SECURITY LENDING COLLATERAL (10.0%)
Debt (9.7%)
Bank Notes (0.7%)
Bank of America
5.27%, due 07/16/2007 *	$433	$433
5.27%, due 08/17/2007 *	721	721
5.30%, due 09/17/2007 *	721	721
Commercial Paper (3.6%)
Barton Capital Corp.–144A 5.30%, due 07/11/2007 5.31%, due 07/12/2007	719 287	719 287
Bear Stearns & Co. 5.44%, due 07/10/2007	72	72
CAFCO LLC–144A 5.32%, due 07/16/2007	286	286
Clipper Receivables Corp. 5.31%, due 07/10/2007	287	287
CRC Funding LLC–144A 5.32%, due 07/16/2007	286	286

	Principal	Value
Commercial Paper (continued)
Den Danske Bank 5.28%, due 07/09/2007	$144	$144
Falcon Asset Securitization Corp.–144A 5.31%, due 07/17/2007	300	300
Grampian Funding LLC–144A 5.35%, due 07/18/2007	286	286
Greyhawk Funding LLC–144A 5.29%, due 07/12/2007	289	289
Jupiter Securitization Corp.–144A 5.32%, due 07/26/2007	144	144
Lexington Parker Capital–144A 5.29%, due 07/03/2007	288	288
Liberty Street–144A 5.28%, due 07/02/2007 5.29%, due 07/18/2007 5.33%, due 07/31/2007	288 288 144	288 288 144
Morgan Stanley & Co. 5.45%, due 08/01/2007	144	144
Old Line Funding Corp.–144A 5.32%, due 07/12/2007	287	287
Paradigm Funding LLC–144A 5.31%, due 07/16/2007	286	286
Park Avenue Receivables Corp.–144A 5.32%, due 07/23/2007	718	718
Sheffield Receivables Corp.–144A 5.29%, due 07/06/2007 5.32%, due 07/17/2007	216 718	216 718
Three Pillars Funding Corp.–144A 5.33%, due 07/25/2007	718	718
Variable Funding Capital Corp.–144A 5.31%, due 07/05/2007 5.29%, due 07/11/2007 5.29%, due 07/12/2007	720 718 719	720 718 719
Euro Dollar Overnight (1.5%)
Abbey National PLC 5.28%, due 07/05/2007	361	361
Bank of Montreal 5.29%, due 07/02/2007 5.28%, due 07/03/2007	288 721	288 721
BNP Paribas 5.35%, due 07/02/2007	288	288
Calyon 5.38%, due 07/02/2007	288	288
Marshall & Ilsley Bank 5.29%, due 07/06/2007	400	400
National Australia Bank 5.32%, due 07/02/2007	288	288

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Convertible Securities 3

Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Overnight (continued)
Rabobank Netherland
5.33%, due 07/02/2007	$288	$288
5.28%, due 07/05/2007	721	721
Svenska Handelsbanken 5.30%, due 07/02/2007	210	210
Euro Dollar Terms (2.0%)
Banco Bilbao Vizcaya Argentaria 5.30%, due 08/10/2007	361	361
Bank of Montreal 5.31%, due 08/14/2007	433	433
Bank of Nova Scotia 5.28%, due 07/09/2007 5.29%, due 07/11/2007	216 288	216 288
Barclays 5.30%, due 07/16/2007 5.32%, due 09/04/2007	288 144	288 144
Canadian Imperial Bank of Commerce 5.30%, due 07/30/2007	361	361
Credit Suisse First Boston Corp. 5.29%, due 07/13/2007 5.29%, due 07/18/2007	288 577	288 577
First Tennessee National Corp. 5.30%, due 07/18/2007	144	144
Fortis Bank 5.29%, due 07/09/2007 5.30%, due 07/20/2007 5.30%, due 07/26/2007	144 361 288	144 361 288
Skandinaviska Enskilda Banken AB 5.29%, due 07/19/2007	216	216

	Principal	Value
Euro Dollar Terms (continued)
Wells Fargo
5.28%, due 07/12/2007	$721	$721
5.28%, due 07/13/2007	361	361
Repurchase Agreements (1.9%) ††
Credit Suisse First Boston Corp. 5.42%, dated 06/29/2007 to be repurchased at $745 on 07/02/2007	745	745
Merrill Lynch & Co. 5.34%, dated 06/29/2007 to be repurchased at $2,715 on 07/02/2007	2,714	2,714
Morgan Stanley Dean Witter & Co. 5.37%, dated 06/29/2007 to be repurchased at $603 on 07/02/2007	603	603
Morgan Stanley Dean Witter & Co. 5.43%, dated 06/29/2007 to be repurchased at $975 on 07/02/2007	975	975
	Shares	Value
Investment Companies (0.3%)
Barclays Global Institutional Money Market Fund 1-day yield of 5.25%	432,578	$433
Reserve Primary Money Market Fund 1-day yield of 5.23%	59,986	60
Vanguard Prime Money Market Fund 1-day yield of 5.19%	416,717	417
Total Security Lending Collateral (cost: $26,218)		26,218
Total Investment Securities (cost: $255,563) #		$284,429

NOTES TO SCHEDULE OF INVESTMENTS:

†  At June 30, 2007, all or a portion of this security is on loan (see Note 1). The value at June 30, 2007, of all securities on loan is $25,604.

§  Security is deemed to be illiquid.

S  Security trades in units. Each unit represents $1,000.

*  Floating or variable rate note. Rate is listed as of June 30, 2007.

‡  Non-income producing.

††  Cash collateral for the Repurchase Agreements, valued at $5,126, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 07/03/2007–12/01/2036, respectively.

#  Aggregate cost for federal income tax purposes is $255,569. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $30,635 and $1,775, respectively. Net unrealized appreciation for tax purposes is $28,860.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $68,679 or 26.4% of the net assets of the Fund.

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Convertible Securities 4

Transamerica Convertible Securities

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $255,563) (including securities loaned of $25,604)	$284,429
Cash	1,393
Receivables:
Shares sold	48
Interest	850
Dividends	373
287,093
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	8
Management and advisory fees	172
Service fees	3
Administration fees	5
Payable for collateral for securities on loan	26,218
Other	48
26,454
Net Assets	$260,639
Net Assets Consist of:
Capital stock ($.01 par value)	$202
Additional paid-in capital	159,515
Undistributed (accumulated) net investment income (loss)	7,962
Undistributed (accumulated) net realized gain (loss) from investment securities	64,094
Net unrealized appreciation (depreciation) on investment securities	28,866
Net Assets	$260,639
Net Assets by Class:
Initial Class	$245,334
Service Class	15,305
Shares Outstanding:
Initial Class	18,996
Service Class	1,191
Net Asset Value and Offering Price Per Share:
Initial Class	$12.92
Service Class	12.85

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$2,679
Dividends	1,419
Income from loaned securities-net	33
4,131
Expenses:
Management and advisory fees	1,308
Printing and shareholder reports	7
Custody fees	26
Administration fees	36
Legal fees	4
Audit fees	9
Trustees fees	6
Service fees:
Service Class	18
Other	4
Total expenses	1,418
Net Investment Income (Loss)	2,713
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	36,540
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(15,001)
Net Realized and Unrealized Gain (Loss) on Investment Securities	21,539
Net Increase (Decrease) in Net Assets Resulting from Operations	$24,252

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Convertible Securities 5

Transamerica Convertible Securities

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$2,713	$5,248
Net realized gain (loss) from investment securities	36,540	27,562
Change in unrealized appreciation (depreciation) on investment securities	(15,001)	6,598
	24,252	39,408
Distributions to Shareholders:
From net investment income:
Initial Class	–	(6,824)
Service Class	–	(182)
	–	(7,006)
From net realized gains:
Initial Class	–	(6,506)
Service Class	–	(193)
	–	(6,699)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	26,405	111,673
Service Class	2,273	4,966
	28,678	116,639
Dividends and distributions reinvested:
Initial Class	–	13,330
Service Class	–	375
	–	13,705
Cost of shares redeemed:
Initial Class	(234,158)	(34,355)
Service Class	(2,050)	(2,838)
	(236,208)	(37,193)
	(207,530)	93,151
Net increase (decrease) in net assets	(183,278)	118,854
Net Assets:
Beginning of period	443,917	325,063
End of period	$260,639	$443,917
Undistributed (accumulated) net investment income (loss)	$7,962	$5,249

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	2,127	9,412
Service Class	185	423
	2,312	9,835
Shares issued–reinvested from distributions:
Initial Class	–	1,188
Service Class	–	33
	–	1,221
Shares redeemed:
Initial Class	(18,877)	(2,915)
Service Class	(168)	(241)
	(19,045)	(3,156)
Net increase (decrease) in shares outstanding:
Initial Class	(16,750)	7,685
Service Class	17	215
	(16,733)	7,900

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Convertible Securities 6

Transamerica Convertible Securities

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$12.03	$0.09	$0.80	$0.89	$–	$–	$–	$12.92
	12/31/2006	11.20	0.15	1.05	1.20	(0.19)	(0.18)	(0.37)	12.03
	12/31/2005	12.24	0.22	0.19	0.41	(0.27)	(1.18)	(1.45)	11.20
	12/31/2004	11.51	0.24	1.16	1.40	(0.23)	(0.44)	(0.67)	12.24
	12/31/2003	9.32	0.31	1.89	2.20	(0.01)	–	(0.01)	11.51
	12/31/2002	10.00	0.17	(0.85)	(0.68)	–	–	–	9.32
Service Class	6/30/2007	11.98	0.08	0.79	0.87	–	–	–	12.85
	12/31/2006	11.17	0.12	1.04	1.16	(0.17)	(0.18)	(0.35)	11.98
	12/31/2005	12.24	0.19	0.18	0.37	(0.26)	(1.18)	(1.44)	11.17
	12/31/2004	11.50	0.20	1.18	1.38	(0.20)	(0.44)	(0.64)	12.24
	12/31/2003	9.86	0.18	1.46	1.64	–	–	–	11.50

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)	Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover Rate (e)
Initial Class	6/30/2007	7.49%	$245,334	0.79%	1.53%	52%
	12/31/2006	10.90	429,852	0.78	1.26	64
	12/31/2005	3.88	314,353	0.79	1.95	85
	12/31/2004	13.18	351,386	0.84	2.04	138
	12/31/2003	23.66	380,387	0.84	2.88	139
	12/31/2002	(6.80)	82,148	1.08	2.73	72
Service Class	6/30/2007	7.26	15,305	1.04	1.34	52
	12/31/2006	10.65	14,065	1.03	1.01	64
	12/31/2005	3.54	10,710	1.04	1.65	85
	12/31/2004	12.99	6,006	1.10	1.72	138
	12/31/2003	16.69	883	1.09	2.41	139

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Transamerica Convertible Securities (the "Fund") share classes commenced operations as follows:

Initial Class – May 1, 2002
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized

(e)  Not annualized

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Convertible Securities 7

Transamerica Convertible Securities

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Convertible Securities (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $14, earned by IBT for its services.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Convertible Securities 8

Transamerica Convertible Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2007:

	Net Assets	% of Net Assets
Asset Allocation – Conservative Portfolio	$29,724	11.40%
Asset Allocation – Moderate Growth Portfolio	68,157	26.15%
Asset Allocation – Moderate Portfolio	71,285	27.35%
Total	$169,166	64.90%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.75% of the first $250 million of ANA
0.70% of ANA over $250 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.25% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $14.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Convertible Securities 9

Transamerica Convertible Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2. –(continued)

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $17. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$177,386
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	374,848
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Convertible Securities 10

Transamerica Equity

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,065.10	0.77%	$3.94
Hypothetical (b)	1,000.00	1,020.98	0.77	3.86
Service Class
Actual	1,000.00	1,064.10	1.02	5.22
Hypothetical (b)	1,000.00	1,019.74	1.02	5.11

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2007

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Equity 1

Transamerica Equity

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.1%)
Air Transportation (2.6%)
FedEx Corp.	674,000	$74,794
Apparel & Accessory Stores (2.3%)
Nordstrom, Inc. †	1,320,000	67,478
Automotive (3.8%)
Harley-Davidson, Inc. †	900,000	53,649
PACCAR, Inc.	675,000	58,752
Beverages (2.6%)
PepsiCo, Inc.	1,150,000	74,577
Chemicals & Allied Products (2.8%)
Praxair, Inc.	1,135,000	81,709
Communications Equipment (5.5%)
QUALCOMM, Inc.	2,120,000	91,987
Research In Motion, Ltd. ‡	350,000	69,996
Computer & Data Processing Services (9.9%)
Electronic Arts, Inc. ‡	845,000	39,985
Google, Inc.–Class A ‡	176,000	92,115
Intuit, Inc. ‡	2,000,000	60,160
Microsoft Corp.	3,325,000	97,988
Computer & Office Equipment (6.0%)
Apple, Inc. ‡	1,450,000	176,958
Drug Stores & Proprietary Stores (2.3%)
Walgreen Co.	1,565,000	68,140
Electronic & Other Electric Equipment (2.7%)
General Electric Co.	2,031,225	77,755
Electronic Components & Accessories (0.3%)
Tyco Electronics, Ltd.	236,385	9,233
Engineering & Management Services (3.9%)
Jacobs Engineering Group, Inc. ‡	1,980,000	113,870
Food Stores (2.0%)
Whole Foods Market, Inc. †	1,530,000	58,599
Hotels & Other Lodging Places (7.8%)
Las Vegas Sands Corp. ‡	450,000	34,375
Marriott International, Inc.–Class A	2,045,000	88,426
MGM Mirage, Inc. ‡	1,270,000	104,750
Industrial Machinery & Equipment (3.0%)
Caterpillar, Inc.	1,126,000	88,166
Insurance (2.5%)
American International Group, Inc.	1,035,000	72,481

	Shares	Value
Management Services (1.7%)
Paychex, Inc.	1,300,000	$50,856
Medical Instruments & Supplies (3.8%)
Varian Medical Systems, Inc. ‡	903,025	38,388
Zimmer Holdings, Inc. ‡	870,000	73,854
Oil & Gas Extraction (2.3%)
Schlumberger, Ltd.	780,000	66,253
Petroleum Refining (2.1%)
Suncor Energy, Inc. †	670,000	60,246
Pharmaceuticals (6.2%)
Allergan, Inc.	1,480,000	85,307
Gilead Sciences, Inc. †‡	1,080,000	41,872
Roche Holding AG-Genusschein	305,000	54,102
Printing & Publishing (5.1%)
McGraw-Hill Cos., Inc. (The)	2,170,000	147,734
Restaurants (1.8%)
Starbucks Corp. ‡	2,000,000	52,480
Security & Commodity Brokers (12.6%)
American Express Co.	1,600,000	97,888
Ameriprise Financial, Inc.	1,500,000	95,355
BlackRock, Inc. †	200,000	31,318
Chicago Mercantile Exchange †	255,000	136,262
T. Rowe Price Group, Inc.	162,000	8,406
Telecommunications (1.0%)
AT&T, Inc.	735,000	30,503
Transportation & Public Utilities (2.5%)
Expeditors International of Washington, Inc.	1,798,210	74,266
Total Common Stocks (cost: $2,301,887)		2,901,033
	Principal	Value
SECURITY LENDING COLLATERAL (8.6%)
Debt (8.3%)
Bank Notes (0.6%)
Bank of America
5.27%, due 07/16/2007 *	$4,169	$4,169
5.27%, due 08/17/2007 *	6,949	6,949
5.30%, due 09/17/2007 *	6,949	6,949
Commercial Paper (3.1%)
Barton Capital Corp.–144A 5.30%, due 07/11/2007 5.31%, due 07/12/2007	6,926 2,764	6,926 2,764
Bear Stearns & Co. 5.44%, due 07/10/2007	695	695

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Equity 2

Transamerica Equity

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Paper (continued)
CAFCO LLC–144A 5.32%, due 07/16/2007	$2,760	$2,760
Clipper Receivables Corp. 5.31%, due 07/10/2007	2,765	2,765
CRC Funding LLC–144A 5.32%, due 07/16/2007	2,760	2,760
Den Danske Bank 5.28%, due 07/09/2007	1,390	1,390
Falcon Asset Securitization Corp.–144A 5.31%, due 07/17/2007	2,891	2,891
Grampian Funding LLC–144A 5.35%, due 07/18/2007	2,758	2,758
Greyhawk Funding LLC–144A 5.29%, due 07/12/2007	2,780	2,780
Jupiter Securitization Corp.–144A 5.32%, due 07/26/2007	1,390	1,390
Lexington Parker Capital–144A 5.29%, due 07/03/2007	2,780	2,780
Liberty Street–144A 5.28%, due 07/02/2007 5.29%, due 07/18/2007 5.33%, due 07/31/2007	2,780 2,780 1,390	2,780 2,780 1,390
Morgan Stanley & Co. 5.45%, due 08/01/2007	1,390	1,390
Old Line Funding Corp.–144A 5.32%, due 07/12/2007	2,764	2,764
Paradigm Funding LLC–144A 5.31%, due 07/16/2007	2,753	2,753
Park Avenue Receivables Corp.–144A 5.32%, due 07/23/2007	6,921	6,921
Sheffield Receivables Corp.–144A 5.29%, due 07/06/2007 5.32%, due 07/17/2007	2,085 6,917	2,085 6,917
Three Pillars Funding Corp.–144A 5.33%, due 07/25/2007	6,923	6,923
Variable Funding Capital Corp.–144A 5.31%, due 07/05/2007 5.29%, due 07/11/2007 5.29%, due 07/12/2007	6,936 6,920 6,926	6,936 6,920 6,926
Euro Dollar Overnight (1.3%)
Abbey National PLC 5.28%, due 07/05/2007	3,475	3,475
Bank of Montreal 5.29%, due 07/02/2007 5.28%, due 07/03/2007	2,780 6,949	2,780 6,949

	Principal	Value
Euro Dollar Overnight (continued)
BNP Paribas 5.35%, due 07/02/2007	$2,780	$2,780
Calyon 5.38%, due 07/02/2007	2,780	2,780
Marshall & Ilsley Bank 5.29%, due 07/06/2007	3,854	3,854
National Australia Bank 5.32%, due 07/02/2007	2,780	2,780
Rabobank Netherland 5.33%, due 07/02/2007 5.28%, due 07/05/2007	2,780 6,949	2,780 6,949
Svenska Handelsbanken 5.30%, due 07/02/2007	2,020	2,020
Euro Dollar Terms (1.7%)
Banco Bilbao Vizcaya Argentaria 5.30%, due 08/10/2007	3,475	3,475
Bank of Montreal 5.31%, due 08/14/2007	4,169	4,169
Bank of Nova Scotia 5.28%, due 07/09/2007 5.29%, due 07/11/2007	2,085 2,780	2,085 2,780
Barclays 5.30%, due 07/16/2007 5.32%, due 09/04/2007	2,780 1,390	2,780 1,390
Canadian Imperial Bank of Commerce 5.30%, due 07/30/2007	3,475	3,475
Credit Suisse First Boston Corp. 5.29%, due 07/13/2007 5.29%, due 07/18/2007	2,780 5,559	2,780 5,559
First Tennessee National Corp. 5.30%, due 07/18/2007	1,390	1,390
Fortis Bank 5.29%, due 07/09/2007 5.30%, due 07/20/2007 5.30%, due 07/26/2007	1,390 3,475 2,780	1,390 3,475 2,780
Skandinaviska Enskilda Banken AB 5.29%, due 07/19/2007	2,085	2,085
Wells Fargo 5.28%, due 07/12/2007 5.28%, due 07/13/2007	6,949 3,475	6,949 3,475
Repurchase Agreements (1.6%) ††
Credit Suisse First Boston Corp. 5.42%, dated 06/29/2007 to be repurchased at $7,185 on 07/02/2007	7,182	7,182

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Equity 3

Transamerica Equity

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Repurchase Agreements (continued)
Merrill Lynch & Co. 5.34%, dated 06/29/2007 to be repurchased at $26,174 on 07/02/2007	$26,163	$26,163
Morgan Stanley Dean Witter & Co. 5.37%, dated 06/29/2007 to be repurchased at $5,814 on 07/02/2007	5,811	5,811
Morgan Stanley Dean Witter & Co. 5.43%, dated 06/29/2007 to be repurchased at $9,401 on 07/02/2007	9,397	9,397

	Shares	Value
Investment Companies (0.3%)
Barclays Global Institutional Money Market Fund 1-day yield of 5.25%	4,169,630	$4,170
Reserve Primary Money Market Fund 1-day yield of 5.23%	578,204	578
Vanguard Prime Money Market Fund 1-day yield of 5.19%	4,016,744	4,017
Total Security Lending Collateral (cost: $252,713)		252,713
Total Investment Securities (cost: $2,554,600) #		$3,153,746

NOTES TO SCHEDULE OF INVESTMENTS:

†  At June 30, 2007, all or a portion of this security is on loan (see Note 1). The value at June 30, 2007, of all securities on loan is $246,382.

‡  Non-income producing.

*  Floating or variable rate note. Rate is listed as of June 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $49,414, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 07/03/2007–12/01/2036, respectively.

#  Aggregate cost for federal income tax purposes is $2,555,215. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $656,484 and $57,953, respectively. Net unrealized appreciation for tax purposes is $598,531.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $83,904 or 2.9% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Equity 4

Transamerica Equity

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $2,554,600) (including securities loaned of $246,382)	$3,153,746
Cash	29,167
Receivables:
Investment securities sold	7,865
Shares sold	133
Interest	87
Dividends	1,788
Dividend reclaims receivable	10
3,192,796
Liabilities:
Investment securities purchased	8,014
Accounts payable and accrued liabilities:
Shares redeemed	1,648
Management and advisory fees	1,707
Service fees	14
Administration fees	49
Payable for collateral for securities on loan	252,713
Other	959
265,104
Net Assets	$2,927,692
Net Assets Consist of:
Capital stock ($.01 par value)	$1,060
Additional paid-in capital	2,520,960
Undistributed (accumulated) net investment income (loss)	2,064
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	(195,538)
Net unrealized appreciation (depreciation) on investment securities	599,146
Net Assets	$2,927,692
Net Assets by Class:
Initial Class	$2,859,075
Service Class	68,617
Shares Outstanding:
Initial Class	103,458
Service Class	2,507
Net Asset Value and Offering Price Per Share:
Initial Class	$27.64
Service Class	27.37

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $233)	$12,751
Interest	250
Income from loaned securities–net	131
13,132
Expenses:
Management and advisory fees	10,579
Printing and shareholder reports	415
Custody fees	239
Administration fees	303
Legal fees	29
Audit fees	9
Trustees fees	49
Service fees:
Service Class	82
Other	29
Total expenses	11,734
Net Investment Income (Loss)	1,398
Net Realized Gain (Loss) from:
Investment securities	295,846
Foreign currency transactions	10
295,856
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(101,468)
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	194,388
Net Increase (Decrease) in Net Assets Resulting from Operations	$195,786

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Equity 5

Transamerica Equity

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$1,398	$666
Net realized gain (loss) from investment securities and foreign currency transactions	295,856	182,206
Change in unrealized appreciation (depreciation) on investment securities	(101,468)	(3,741)
	195,786	179,131
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	64,013	94,460
Service Class	5,927	23,298
	69,940	117,758
Proceeds from fund acquisition:
Initial Class	–	1,654,442
Service Class	–	9,299
	–	1,663,741
Cost of shares redeemed:
Initial Class	(720,811)	(270,140)
Service Class	(6,121)	(9,686)
	(726,932)	(279,826)
	(656,992)	1,501,673
Net increase (decrease) in net assets	(461,206)	1,680,804
Net Assets:
Beginning of period	3,388,898	1,708,094
End of period	$2,927,692	$3,388,898
Undistributed (accumulated) net investment income (loss)	$2,064	$666

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	2,392	3,806
Service Class	223	949
	2,615	4,755
Shares issued on fund acquisition:
Initial Class	–	65,136
Service Class	–	369
	–	65,505
Shares redeemed:
Initial Class	(27,049)	(10,799)
Service Class	(231)	(395)
	(27,280)	(11,194)
Net increase (decrease) in shares outstanding:
Initial Class	(24,657)	58,143
Service Class	(8)	923
	(24,665)	59,066

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Equity 6

Transamerica Equity

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$25.95	$0.01	$1.68	$1.69	$–	$–	$–	$27.64
	12/31/2006	23.87	0.01	2.07	2.08	–	–	–	25.95
	12/31/2005	20.88	(0.02)	3.43	3.41	(0.08)	(0.34)	(0.42)	23.87
	12/31/2004	18.03	0.09	2.76	2.85	–	–	–	20.88
	12/31/2003	13.74	(0.02)	4.31	4.29	–	–	–	18.03
	12/31/2002	17.67	(0.04)	(3.89)	(3.93)	–	–	–	13.74
Service Class	6/30/2007	25.73	(0.02)	1.66	1.64	–	–	–	27.37
	12/31/2006	23.73	(0.05)	2.05	2.00	–	–	–	25.73
	12/31/2005	20.80	(0.07)	3.40	3.33	(0.06)	(0.34)	(0.40)	23.73
	12/31/2004	17.99	0.09	2.72	2.81	–	–	–	20.80
	12/31/2003	14.68	(0.04)	3.35	3.31	–	–	–	17.99

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)	Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover Rate (e)
Initial Class	6/30/2007	6.51%	$2,859,075	0.77%	0.10%	10%
	12/31/2006	8.71	3,324,168	0.77	0.04	47
	12/31/2005	16.54	1,670,310	0.80	(0.10)	34
	12/31/2004	15.81	1,229,731	0.81	0.48	69
	12/31/2003	31.22	640,555	0.78	(0.11)	19
	12/31/2002	(22.24)	370,216	0.82	(0.24)	23
Service Class	6/30/2007	6.41	68,617	1.02	(0.15)	10
	12/31/2006	8.38	64,730	1.02	(0.22)	47
	12/31/2005	16.28	37,784	1.05	(0.35)	34
	12/31/2004	15.62	18,159	1.08	0.49	69
	12/31/2003	22.55	1,600	1.05	(0.34)	19

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Transamerica Equity (the "Fund") share classes commenced operations as follows:

Initial Class – December 31, 1980
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Equity 7

Transamerica Equity

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Equity (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

On October 27, 2006, the Fund acquired all of the net assets of Janus Growth pursuant to a plan of reorganization. Transamerica Equity is the accounting survivor. The acquisition was accomplished by a tax free exchange of 57,455 shares of the Fund for 38,430 shares of Janus Growth outstanding on October 27, 2006. Janus Growth's net assets at that date, $1,459,310 including $300,010 unrealized appreciation, were combined with those of the Fund. The aggregate net assets of Transamerica Equity immediately before the acquisition were $1,741,945; the combined net assets of the Fund immediately after the acquisition were $3,201,255. Proceeds in connection with the acquisition were as follows:

	Shares	Amount
Proceeds in connection with the acquisition
Initial Class	57,262	$1,454,444
Service Class	193	4,866

On October 27, 2006, the Fund acquired all of the net assets of Great Companies–AmericaSM pursuant to a plan of reorganization. Transamerica Equity is the accounting survivor. The acquisition was accomplished by a tax free exchange of 8,050 shares of the Fund for 19,115 shares of Great Companies–AmericaSM outstanding on October 27, 2006. Great Companies–AmericaSM's net assets at that date, $204,431, including $18,699 unrealized appreciation, were combined with those of the Fund. The aggregate net assets of Transamerica Equity immediately before the acquisition were $3,201,255; the combined net assets of the Fund immediately after the acquisition were $3,405,686. Proceeds in connection with the acquisition were as follows:

	Shares	Amount
Proceeds in connection with the acquisition
Initial Class	7,874	$199,998
Service Class	176	4,433

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in

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Transamerica Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2007 of $74 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $56, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2007:

	Net Assets	% of Net Assets
Asset Allocation – Conservative Portfolio	$31,748	1.08%
Asset Allocation – Growth Portfolio	103,942	3.55%
Asset Allocation – Moderate Growth Portfolio	254,428	8.69%
Asset Allocation – Moderate Portfolio	126,911	4.33%
Total	$517,029	17.65%

Investment advisory fee: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following breakpoints:

0.75% of the first $500 million of ANA
0.70% of the next $2 billion of ANA
0.65% of ANA over $2.5 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.85% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

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Transamerica Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $158.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $146. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$316,795
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	993,048
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, return of capital and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$168,485	December 31, 2008
358,296	December 31, 2009
84,075	December 31, 2010

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Semi-Annual Report 2007

Transamerica Equity 10

Transamerica Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

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Semi-Annual Report 2007

Transamerica Equity 11

Transamerica Equity II

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Actual	$1,000.00	$1,072.60	0.30%	$1.54
Hypothetical (b)	1,000.00	1,023.31	0.30	1.51

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2007

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Equity II 1

Transamerica Equity II

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (96.6%)
Air Transportation (2.5%)
FedEx Corp.	4,600	$511
Apparel & Accessory Stores (1.7%)
Nordstrom, Inc.	7,000	358
Automotive (2.8%)
Harley-Davidson, Inc.	4,550	271
PACCAR, Inc.	3,500	305
Beverages (2.4%)
PepsiCo, Inc.	7,500	486
Chemicals & Allied Products (4.6%)
Praxair, Inc.	13,000	936
Communications Equipment (5.4%)
QUALCOMM, Inc.	14,600	634
Research In Motion, Ltd. ‡	2,400	480
Computer & Data Processing Services (9.7%)
Electronic Arts, Inc. ‡	6,000	284
Google, Inc.–Class A ‡	1,000	523
Intuit, Inc. ‡	14,000	421
Microsoft Corp.	26,000	766
Computer & Office Equipment (6.0%)
Apple, Inc. ‡	10,000	1,221
Drug Stores & Proprietary Stores (2.8%)
Walgreen Co.	13,000	566
Electronic & Other Electric Equipment (2.7%)
General Electric Co.	14,400	551
Electronic Components & Accessories (0.3%)
Tyco Electronics, Ltd.	1,490	58
Engineering & Management Services (3.9%)
Jacobs Engineering Group, Inc. ‡	14,000	805
Food Stores (2.4%)
Whole Foods Market, Inc.	13,000	498

	Shares	Value
Hotels & Other Lodging Places (8.4%)
Las Vegas Sands Corp. ‡	4,000	$306
Marriott International, Inc.–Class A	15,500	670
MGM Mirage, Inc. ‡	9,000	742
Industrial Machinery & Equipment (3.4%)
Caterpillar, Inc.	8,930	699
Insurance (2.1%)
American International Group, Inc.	6,000	420
Management Services (1.4%)
Paychex, Inc.	7,470	292
Medical Instruments & Supplies (3.8%)
Varian Medical Systems, Inc. ‡	6,500	276
Zimmer Holdings, Inc. ‡	6,000	509
Oil & Gas Extraction (2.1%)
Schlumberger, Ltd.	5,000	425
Petroleum Refining (1.8%)
Suncor Energy, Inc.	4,000	360
Pharmaceuticals (4.2%)
Allergan, Inc.	10,000	576
Gilead Sciences, Inc. ‡	7,200	279
Printing & Publishing (4.7%)
McGraw-Hill Cos., Inc. (The)	14,000	953
Restaurants (1.6%)
Starbucks Corp. ‡	12,250	322
Security & Commodity Brokers (11.5%)
American Express Co.	12,990	795
Ameriprise Financial, Inc.	7,000	445
BlackRock, Inc.	1,200	188
Chicago Mercantile Exchange	1,750	935
Telecommunications (1.6%)
AT&T, Inc.	7,700	320
Transportation & Public Utilities (2.8%)
Expeditors International of Washington, Inc.	14,000	578
Total Common Stocks (cost: $14,322)		19,764
Total Investment Securities (cost: $14,322) #		$19,764

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

#  Aggregate cost for federal income tax purposes is $14,365. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $5,779 and $380, respectively. Net unrealized appreciation for tax purposes is $5,399.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Equity II 2

Transamerica Equity II

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $14,322)	$19,764
Cash	696
Receivables:
Investment securities sold	44
Interest	2
Dividends	12
20,518
Liabilities:
Investment securities purchased	50
Accounts payable and accrued liabilities:
Shares redeemed	1
Management and advisory fees	3
Other	8
62
Net Assets	$20,456
Net Assets Consist of:
Capital stock ($.01 par value)	$20
Additional paid-in capital	11,929
Undistributed (accumulated) net investment income (loss)	151
Undistributed (accumulated) net realized gain (loss) from investment securities	2,914
Net unrealized appreciation (depreciation) on investment securities	5,442
Net Assets	$20,456
Shares Outstanding	2,008
Net Asset Value and Offering Price Per Share	$10.19

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends	$80
Interest	5
85
Expenses:
Management and advisory fees	30
Custody fees	3
Administration fees	2
Audit fees	9
Trustees fees	– (a)
Other	1
Total expenses	45
Less:
Management and advisory fee waiver	(15)
Net expenses	30
Net Investment Income (Loss)	55
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	1,480
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(138)
Net Realized and Unrealized Gain (Loss) on Investment Securities	1,342
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,397

(a)  Amount rounds to less than $1.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Equity II 3

Transamerica Equity II

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$55	$96
Net realized gain (loss) from investment securities	1,480	1,477
Change in unrealized appreciation (depreciation) on investment securities	(138)	64
	1,397	1,637
Distributions to Shareholders:
From net investment income	–	(68)
From net realized gain	–	(1,387)
	–	(1,455)
Capital Share Transactions:
Proceeds from shares sold	6	52
Dividends and distributions reinvested	–	1,455
Cost of shares redeemed	(356)	(2,271)
	(350)	(764)
Net increase (decrease) in net assets	1,047	(582)
Net Assets:
Beginning of period	19,409	19,991
End of period	$20,456	$19,409
Undistributed (accumulated) net investment income (loss)	$151	$96

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued	1	5
Shares issued–reinvested from distributions	–	167
Shares redeemed	(36)	(235)
Net increase (decrease) in shares outstanding:	(35)	(63)

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2007

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Transamerica Equity II

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

	For a share outstanding throughout each period (a)
	Net Asset	Investment Operations				Distributions			Net Asset
For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)		Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
6/30/2007	$9.50	$0.03	$0.66		$0.69	$–	$–	$–	$10.19
12/31/2006	9.49	0.05	0.72		0.77	(0.04)	(0.72)	(0.76)	9.50
12/31/2005	11.66	0.04	1.62		1.66	(0.14)	(3.69)	(3.83)	9.49
12/31/2004	10.02	0.09	1.55	(h)	1.64	–	–	–	11.66
12/31/2003	10.00	(0.03)	0.05		0.02	–	–	–	10.02

		Ratios/Supplemental Data
For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
6/30/2007	7.26%	$20,456	0.30%	0.45%	0.56%	16%
12/31/2006	8.76	19,409	0.30	0.45	0.49	19
12/31/2005	17.29	19,991	0.30	0.44	0.36	29
12/31/2004	16.37 (h)	19,171	0.30	0.36	0.84	33
12/31/2003	0.20	85,723	0.30	0.34	(0.30)	–

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  The inception date of Transamerican Equity II (the "Fund") is December 30, 2003.

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of advisory fee waivers, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before advisory fee waivers.

(f)  Annualized.

(g)  Not annualized.

(h)  The capital contribution from affiliates is included in net realized and unrealized gain (loss) of $0.21. The capital contribution from affiliates increased total return by 2.10% for the year ended December 31, 2004.

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2007

Transamerica Equity II 5

Transamerica Equity II

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Equity II (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.30% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.30% Expense Limit

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Equity II 6

Transamerica Equity II

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2004	$52	12/31/2007
Fiscal Year 2005	26	12/31/2008
Fiscal Year 2006	30	12/31/2009

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Fund is authorized under the Distribution plan to pay fees up to the limit of 0.15%.

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $1.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $1. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$3,175
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	3,894
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Equity II 7

Transamerica Equity II

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Equity II 8

Transamerica Growth Opportunities

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,085.10	0.84%	$4.34
Hypothetical (b)	1,000.00	1,020.63	0.84	4.21
Service Class
Actual	1,000.00	1,083.10	1.09	5.63
Hypothetical (b)	1,000.00	1,019.39	1.09	5.46

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2007

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Growth Opportunities 1

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.2%)
Apparel & Accessory Stores (1.8%)
Nordstrom, Inc.	119,480	$6,108
Urban Outfitters, Inc. ‡	84,800	2,038
Business Services (2.4%)
Lamar Advertising Co.	116,500	7,311
ValueClick, Inc. ‡	115,000	3,388
Commercial Banks (1.0%)
Wintrust Financial Corp.	96,243	4,220
Communication (0.5%)
Foundry Networks Inc. ‡	133,250	2,220
Computer & Data Processing Services (11.0%)
Activision, Inc. ‡†	352,550	6,582
Alliance Data Systems Corp. ‡	105,000	8,114
Cerner Corp. ‡†	249,400	13,834
Checkfree Corp. ‡†	323,980	13,024
CoStar Group, Inc. ‡†	50,000	2,644
Intuit, Inc. ‡	146,500	4,407
NetFlix, Inc. ‡†	52,500	1,018
Computer & Office Equipment (2.5%)
VeriFone Holdings, Inc. ‡†	318,605	11,231
Educational Services (2.5%)
Strayer Education, Inc. †	84,600	11,143
Electronic Components & Accessories (1.1%)
Microchip Technology, Inc.	127,830	4,735
Engineering & Management Services (4.6%)
Jacobs Engineering Group, Inc. ‡	361,204	20,773
Entertainment (2.4%)
International Game Technology	274,300	10,890
Food Stores (2.2%)
Whole Foods Market, Inc. †	254,290	9,739
Health Services (3.2%)
Covance, Inc. ‡	211,000	14,466
Holding & Other Investment Offices (0.6%)
Kilroy Realty Corp. REIT	39,600	2,805
Hotels & Other Lodging Places (6.5%)
Hilton Hotels Corp.	546,620	18,295
Las Vegas Sands Corp. ‡†	144,000	11,000
Industrial Machinery & Equipment (11.6%)
Cameron International Corp. ‡	251,540	17,978
Joy Global, Inc.	201,100	11,730
Kennametal, Inc.	274,075	22,482

	Shares	Value
Instruments & Related Products (5.7%)
Sirf Technology Holdings, Inc. ‡†	412,500	$8,555
Trimble Navigation, Ltd. ‡	531,500	17,114
Medical Instruments & Supplies (9.2%)
Arthrocare Corp. ‡†	130,500	5,730
Intuitive Surgical, Inc. ‡†	91,200	12,656
Techne Corp. ‡	248,970	14,244
Varian Medical Systems, Inc. ‡	202,125	8,592
Motion Pictures (3.5%)
Macrovision Corp. ‡†	520,520	15,647
Motor Vehicles, Parts & Supplies (2.4%)
BorgWarner, Inc.	125,600	10,807
Pharmaceuticals (0.7%)
Allergan, Inc.	56,400	3,251
Research & Testing Services (0.2%)
Gen-Probe, Inc. ‡	11,100	671
Restaurants (0.7%)
PF Chang's China Bistro, Inc. ‡†	93,360	3,286
Security & Commodity Brokers (13.8%)
Ameriprise Financial, Inc.	198,350	12,609
BlackRock, Inc. †	66,700	10,445
Chicago Mercantile Exchange †	21,140	11,296
Nymex Holdings, Inc. †	106,500	13,380
T. Rowe Price Group, Inc.	276,200	14,332
Telecommunications (2.9%)
NeuStar, Inc.–Class A ‡†	456,000	13,210
Transportation & Public Utilities (2.6%)
Expeditors International of Washington, Inc.	286,000	11,812
Wholesale Trade Durable Goods (2.6%)
Grainger (W.W.), Inc.	127,500	11,864
Total Common Stocks (cost: $381,530)		441,676
	Principal	Value
SECURITY LENDING COLLATERAL (24.5%)
Debt (23.7%)
Bank Notes (1.8%)
Bank of America
5.27%, due 07/16/2007 *	$1,819	$1,819
5.27%, due 08/17/2007 *	3,031	3,031
5.30%, due 09/17/2007 *	3,031	3,031
Commercial Paper (8.7%)
Barton Capital Corp.–144A 5.30%, due 07/11/2007 5.31%, due 07/12/2007	3,021 1,206	3,021 1,206

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Growth Opportunities 2

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Paper (continued)
Bear Stearns & Co. 5.44%, due 07/10/2007	$303	$303
CAFCO LLC–144A 5.32%, due 07/16/2007	1,204	1,204
Clipper Receivables Corp. 5.31%, due 07/10/2007	1,206	1,206
CRC Funding LLC–144A 5.32%, due 07/16/2007	1,204	1,204
Den Danske Bank 5.28%, due 07/09/2007	606	606
Falcon Asset Securitization Corp.–144A 5.31%, due 07/17/2007	1,261	1,261
Grampian Funding LLC–144A 5.35%, due 07/18/2007	1,203	1,203
Greyhawk Funding LLC–144A 5.29%, due 07/12/2007	1,212	1,212
Jupiter Securitization Corp.–144A 5.32%, due 07/26/2007	606	606
Lexington Parker Capital–144A 5.29%, due 07/03/2007	1,212	1,212
Liberty Street–144A 5.28%, due 07/02/2007 5.29%, due 07/18/2007 5.33%, due 07/31/2007	1,212 1,212 606	1,212 1,212 606
Morgan Stanley & Co. 5.45%, due 08/01/2007	606	606
Old Line Funding Corp.–144A 5.32%, due 07/12/2007	1,206	1,206
Paradigm Funding LLC–144A 5.31%, due 07/16/2007	1,201	1,201
Park Avenue Receivables Corp.–144A 5.32%, due 07/23/2007	3,018	3,018
Sheffield Receivables Corp.–144A 5.29%, due 07/06/2007	909	909
5.32%, due 07/17/2007	3,017	3,017
Three Pillars Funding Corp.–144A 5.33%, due 07/25/2007	3,019	3,019
Variable Funding Capital Corp.–144A 5.31%, due 07/05/2007 5.29%, due 07/11/2007 5.29%, due 07/12/2007	3,025 3,018 3,021	3,025 3,018 3,021
Euro Dollar Overnight (3.6%)
Abbey National PLC 5.28%, due 07/05/2007	1,515	1,515

	Principal	Value
Euro Dollar Overnight (continued)
Bank of Montreal 5.29%, due 07/02/2007	$1,212	$1,212
5.28%, due 07/03/2007	3,031	3,031
BNP Paribas 5.35%, due 07/02/2007	1,212	1,212
Calyon 5.38%, due 07/02/2007	1,212	1,212
Marshall & Ilsley Bank 5.29%, due 07/06/2007	1,681	1,681
National Australia Bank 5.32%, due 07/02/2007	1,212	1,212
Rabobank Netherland 5.33%, due 07/02/2007 5.28%, due 07/05/2007	1,212 3,031	1,212 3,031
Svenska Handelsbanken 5.30%, due 07/02/2007	881	881
Euro Dollar Terms (4.9%)
Banco Bilbao Vizcaya Argentaria 5.30%, due 08/10/2007	1,515	1,515
Bank of Montreal 5.31%, due 08/14/2007	1,819	1,819
Bank of Nova Scotia 5.28%, due 07/09/2007	909	909
5.29%, due 07/11/2007	1,212	1,212
Barclays 5.30%, due 07/16/2007	1,212	1,212
5.32%, due 09/04/2007	606	606
Canadian Imperial Bank of Commerce 5.30%, due 07/30/2007	1,515	1,515
Credit Suisse First Boston Corp. 5.29%, due 07/13/2007 5.29%, due 07/18/2007	1,212 2,425	1,212 2,425
First Tennessee National Corp. 5.30%, due 07/18/2007	606	606
Fortis Bank 5.29%, due 07/09/2007 5.30%, due 07/20/2007 5.30%, due 07/26/2007	606 1,515 1,212	606 1,515 1,212
Skandinaviska Enskilda Banken AB 5.29%, due 07/19/2007	909	909
Wells Fargo 5.28%, due 07/12/2007 5.28%, due 07/13/2007	3,031 1,515	3,031 1,515

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Growth Opportunities 3

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Repurchase Agreements (4.7%) ††
Credit Suisse First Boston Corp. 5.42%, dated 06/29/2007 to be repurchased at $3,134 on 07/02/2007	$3,132	$3,132
Merrill Lynch & Co. 5.34%, dated 06/29/2007 to be repurchased at $11,415 on 07/02/2007	11,410	11,410
Morgan Stanley Dean Witter & Co. 5.37%, dated 06/29/2007 to be repurchased at $2,536 on 07/02/2007	2,535	2,535
Morgan Stanley Dean Witter & Co. 5.43%, dated 06/29/2007 to be repurchased at $4,100 on 07/02/2007	4,098	4,098

	Shares	Value
Investment Companies (0.8%)
Barclays Global Institutional Money Market Fund 1-day yield of 5.25%	1,818,423	$1,819
Reserve Primary Money Market Fund 1-day yield of 5.23%	252,161	252
Vanguard Prime Money Market Fund 1-day yield of 5.19%	1,751,747	1,752
Total Security Lending Collateral (cost: $110,211)		110,211
Total Investment Securities (cost: $491,741) #		$551,887

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At June 30, 2007, all or a portion of this security is on loan (see Note 1). The value at June 30, 2007, of all securities on loan is $107,039.

*  Floating or variable rate note. Rate is listed as of June 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $21,550, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 07/03/2007–12/01/2036, respectively.

#  Aggregate cost for federal income tax purposes is $492,069. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $72,028 and $12,210, respectively. Net unrealized appreciation for tax purposes is $59,818.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $36,593 or 8.1% of the net assets of the Fund.

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Growth Opportunities 4

Transamerica Growth Opportunities

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $491,741) (including securities loaned of $107,039)	$551,887
Cash	8,377
Receivables:
Shares sold	13
Interest	47
Income from loaned securities	8
Dividends	80
560,412
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	78
Management and advisory fees	289
Service fees	3
Administration fees	7
Payable for collateral for securities on loan	110,211
Other	112
110,700
Net Assets	$449,712
Net Assets Consist of:
Capital stock ($.01 par value)	$259
Additional paid-in capital	309,591
Undistributed (accumulated) net investment income (loss)	8
Undistributed (accumulated) net realized gain (loss) from investment securities	79,708
Net unrealized appreciation (depreciation) on investment securities	60,146
Net Assets	$449,712
Net Assets by Class:
Initial Class	$434,185
Service Class	15,527
Shares Outstanding:
Initial Class	25,031
Service Class	903
Net Asset Value and Offering Price Per Share:
Initial Class	$17.35
Service Class	17.20

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends	$1,304
Interest	219
Income from loaned securities–net	188
1,711
Expenses:
Management and advisory fees	1,756
Printing and shareholder reports	40
Custody fees	28
Administration fees	45
Legal fees	4
Audit fees	9
Trustees fees	7
Service fees:
Service Class	20
Other	4
Total expenses	1,913
Net Investment Income (Loss)	(202)
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	59,102
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(21,173)
Net Realized and Unrealized Gain (Loss) on Investment Securities	37,929
Net Increase (Decrease) in Net Assets Resulting from Operations	$37,727

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Growth Opportunities 5

Transamerica Growth Opportunities

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(202)	$210
Net realized gain (loss) from investment securities	59,102	45,992
Change in unrealized appreciation (depreciation) on investment securities	(21,173)	(25,363)
	37,727	20,839
Distributions to Shareholders:
From net investment income:
Initial Class	–	(1,141)
Service Class	–	(13)
	–	(1,154)
From net realized gains:
Initial Class	–	(12,967)
Service Class	–	(442)
	–	(13,409)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	24,638	98,842
Service Class	1,417	8,310
	26,055	107,152
Dividends and distributions reinvested:
Initial Class	–	14,108
Service Class	–	455
	–	14,563
Cost of shares redeemed:
Initial Class	(105,863)	(85,682)
Service Class	(4,017)	(7,240)
	(109,880)	(92,922)
	(83,825)	28,793
Net increase (decrease) in net assets	(46,098)	35,069
Net Assets:
Beginning of period	495,810	460,741
End of period	$449,712	$495,810
Undistributed (accumulated) net investment income (loss)	$8	$210

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	1,476	5,979
Service Class	86	522
	1,562	6,501
Shares issued–reinvested from distributions:
Initial Class	–	962
Service Class	–	31
	–	993
Shares redeemed:
Initial Class	(6,389)	(5,407)
Service Class	(244)	(453)
	(6,633)	(5,860)
Net increase (decrease) in shares outstanding:
Initial Class	(4,913)	1,534
Service Class	(158)	100
	(5,071)	1,634

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Growth Opportunities 6

Transamerica Growth Opportunities

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$16.00	$(0.01)	$1.36	$1.35	$–	$–	$–	$17.35
	12/31/2006	15.69	0.01	0.76	0.77	(0.04)	(0.42)	(0.46)	16.00
	12/31/2005	14.66	0.04	2.18	2.22	–	(1.19)	(1.19)	15.69
	12/31/2004	12.57	– (f)	2.09	2.09	–	–	–	14.66
	12/31/2003	9.58	(0.02)	3.01	2.99	–	–	–	12.57
	12/31/2002	11.18	(0.05)	(1.55)	(1.60)	–	–	–	9.58
Service Class	6/30/2007	15.88	(0.03)	1.35	1.32	–	–	–	17.20
	12/31/2006	15.59	(0.03)	0.75	0.72	(0.01)	(0.42)	(0.43)	15.88
	12/31/2005	14.61	– (f)	2.17	2.17	–	(1.19)	(1.19)	15.59
	12/31/2004	12.54	(0.04)	2.11	2.07	–	–	–	14.61
	12/31/2003	9.87	(0.02)	2.69	2.67	–	–	–	12.54

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)	Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover Rate (e)
Initial Class	6/30/2007	8.51%	$434,185	0.84%	(0.08)%	41%
	12/31/2006	5.10	478,963	0.84	0.05	68
	12/31/2005	16.23	445,761	0.86	0.30	44
	12/31/2004	16.63	416,126	0.88	– (f)	63
	12/31/2003	31.21	242,433	0.90	(0.16)	23
	12/31/2002	(14.31)	95,613	1.12	(0.49)	14
Service Class	6/30/2007	8.31	15,527	1.09	(0.33)	41
	12/31/2006	4.90	16,847	1.09	(0.20)	68
	12/31/2005	15.93	14,980	1.11	0.03	44
	12/31/2004	16.51	7,545	1.14	(0.31)	63
	12/31/2003	27.05	619	1.15	(0.22)	23

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Transamerica Growth Opportunities (the "Fund") share classes commenced operations as follows:

Initial Class – May 2, 2001
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

(f)  Amount rounds to less than $0.01 or 0.01%.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Growth Opportunities 7

Transamerica Growth Opportunities

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Growth Opportunities (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2007 of $30 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $80, earned by IBT for its services.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Growth Opportunities 8

Transamerica Growth Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2007:

	Net Assets	% of Net Assets
Asset Allocation – Conservative Portfolio	$13,666	3.04%
Asset Allocation – Growth Portfolio	33,471	7.44%
Asset Allocation – Moderate Growth Portfolio	102,213	22.73%
Asset Allocation – Moderate Portfolio	69,576	15.47%
Total	$218,926	48.68%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $250 million of ANA
0.75% of the next $250 million of ANA
0.70% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.15% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class 0.15% Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Growth Opportunities 9

Transamerica Growth Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $24.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $21. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$180,670
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	255,178
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$13,930	December 31, 2009
432	December 31, 2011

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Growth Opportunities 10

Transamerica Growth Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 5.–(continued)

management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING
PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. `Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Growth Opportunities 11

Transamerica Money Market

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,024.70	0.40%	$2.01
Hypothetical (b)	1,000.00	1,022.81	0.40	2.01
Service Class
Actual	1,000.00	1,023.50	0.65	3.26
Hypothetical (b)	1,000.00	1,021.57	0.65	3.26

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Maturity Distribution
At June 30, 2007

This chart shows the percentage breakdown by maturity date of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Money Market 1

Transamerica Money Market

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
COMMERCIAL PAPER (83.6%)
Automotive (8.8%)
American Honda Finance Corp.
5.24%, due 07/18/2007	$4,687	$4,675
5.24%, due 08/02/2007	4,000	3,981
5.24%, due 08/09/2007	12,600	12,527
5.25%, due 08/31/2007	5,950	5,896
BMW US Capital LLC–144A 5.24%, due 07/19/2007 5.24%, due 08/10/2007	6,100 8,150	6,083 8,101
Harley-Davidson, Inc.–144A 5.24%, due 09/26/2007	7,450	7,355
Beverages (8.1%)
Anheuser-Busch Cos., Inc.–144A 5.23%, due 08/30/2007	20,000	19,823
Coca-Cola Co. (The) 5.24%, due 07/24/2007 5.24%, due 07/25/2007	12,500 12,500	12,456 12,455
Commercial Banks (18.1%)
Bank of America Corp. 5.24%, due 10/02/2007	9,000	8,877
Canadian Imperial Holdings 5.24%, due 07/25/2007	8,500	8,469
HBOS Treasury Services 5.24%, due 07/03/2007 5.25%, due 07/26/2007 5.25%, due 08/27/2007 5.24%, due 08/29/2007	4,000 6,500 5,800 3,200	3,998 6,475 5,751 3,172
Nestle Capital Corp.–144A 5.21%, due 07/27/2007 5.20%, due 08/13/2007	10,500 11,900	10,459 11,824
Royal Bank of Scotland 5.25%, due 08/17/2007	8,000	7,944
UBS Finance Delaware LLC 5.24%, due 07/16/2007 5.25%, due 08/01/2007 5.25%, due 08/08/2007 5.25%, due 09/06/2007	6,000 5,700 4,300 10,500	5,986 5,673 4,276 10,396
Wells Fargo Bank NA 5.28%, due 08/10/2007	6,700	6,700
Computer & Data Processing Services (1.4%)
International Business Machines Corp.–144A 5.25%, due 07/11/2007	8,000	7,987

	Principal	Value
Electronic & Other Electric Equipment (2.4%)
Emerson Electric Co.–144A
5.25%, due 07/02/2007	$1,100	$1,100
5.25%, due 07/09/2007	12,000	11,984
Holding & Other Investment Offices (4.2%)
Prudential Funding LLC 5.24%, due 07/10/2007 5.25%, due 07/23/2007	13,200 9,800	13,181 9,767
Industrial Machinery & Equipment (2.0%)
Caterpillar Financial Services Corp. 5.25%, due 07/03/2007 5.28%, due 07/12/2007	8,800 2,500	8,796 2,496
Insurance (2.6%)
Metlife Funding, Inc. 5.24%, due 07/18/2007 5.24%, due 08/21/2007	8,100 6,100	8,079 6,054
Mortgage Bankers & Brokers (17.6%)
Barclays U.S. Funding Corp. 5.24%, due 07/02/2007 5.25%, due 09/28/2007	12,900 6,800	12,896 6,711
CAFCO LLC–144A 5.25%, due 07/06/2007 5.26%, due 08/09/2007 5.25%, due 09/21/2007	12,500 6,600 8,000	12,489 6,561 7,903
Old Line Funding Corp.–144A 5.25%, due 07/12/2007 5.25%, due 07/17/2007 5.25%, due 07/27/2007 5.25%, due 08/03/2007	9,900 6,000 7,500 2,414	9,883 5,985 7,471 2,402
Ranger Funding Co. LLC–144A 5.26%, due 07/06/2007 5.26%, due 07/17/2007	9,800 7,750	9,791 7,731
Sheffield Receivables Corp.–144A 5.27%, due 07/13/2007	7,000	6,987
Personal Credit Institutions (18.4%)
American Express Credit Corp. 5.24%, due 07/31/2007 5.25%, due 08/03/2007 5.25%, due 08/06/2007 5.24%, due 08/07/2007	9,600 4,000 7,000 6,350	9,557 3,980 6,962 6,315
General Electric Capital Corp. 5.24%, due 07/26/2007 5.24%, due 07/27/2007	8,900 6,000	8,866 5,976

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Money Market 2

Transamerica Money Market

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Personal Credit Institutions (continued)
International Lease Finance Corp.
5.24%, due 07/19/2007	$3,900	$3,889
5.24%, due 07/20/2007	10,450	10,420
5.24%, due 07/26/2007	6,000	5,977
5.24%, due 08/08/2007	6,500	6,463
Paccar Financial Corp. 5.24%, due 07/31/2007	6,550	6,520
Toyota Motor Credit Corp. 5.25%, due 07/30/2007 5.22%, due 08/21/2007	6,000 21,000	5,974 20,842
Total Commercial Paper (cost: $461,347)		461,347
SHORT-TERM OBLIGATIONS (5.7%)
Department Stores (0.8%)
Wal-Mart Stores, Inc. 4.38%, due 07/12/2007	4,383	4,382
Personal Credit Institutions (2.2%)
General Electric Capital Corp. 3.45%, due 07/16/2007	12,072	12,062
Security & Commodity Brokers (2.7%)
Merrill Lynch & Co., Inc. 5.36%, due 08/22/2007*	15,000	15,002
Total Short-Term Obligations (cost: $31,446)		31,446

	Principal	Value
CERTIFICATES OF DEPOSIT (10.5%)
Canadian Imperial Bank of Commerce
5.29%, due 08/23/2007	$4,000	$4,000
HBOS Treasury Services 5.29%, due 08/20/2007	7,750	7,750
Royal Bank of Scotland NY 5.30%, due 09/06/2007	19,200	19,200
Toronto Dominion Bank, Ltd. 5.28%, due 07/09/2007 5.28%, due 07/10/2007 5.31%, due 09/28/2007	12,000 10,500 4,300	12,000 10,500 4,300
Total Certificates Of Deposit (cost: $57,750)		57,750
Total Investment Securities (cost: $550,543) #		$550,543

NOTES TO SCHEDULE OF INVESTMENTS:

*  Floating or variable rate note. Rate is listed as of June 30, 2007.

#  Aggregate cost for federal income tax purposes is $550,543.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $161,919 or 29.4% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Money Market 3

Transamerica Money Market

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $550,543)	$550,543
Cash	538
Receivables:
Shares sold	1,730
Interest	699
553,510
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	1,673
Management and advisory fees	157
Service fees	15
Administration fees	9
Dividends to shareholders	74
Other	70
1,998
Net Assets	$551,512
Net Assets Consist of:
Capital stock ($.01 par value)	$5,515
Additional paid-in capital	545,997
Net Assets	$551,512
Net Assets by Class:
Initial Class	$478,510
Service Class	73,002
Shares Outstanding:
Initial Class	478,510
Service Class	73,002
Net Asset Value and Offering Price Per Share:
Initial Class	$1.00
Service Class	1.00

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$14,136
Expenses:
Management and advisory fees	925
Printing and shareholder reports	21
Custody fees	32
Administration fees	53
Legal fees	4
Audit fees	9
Trustees fees	8
Service fees:
Service Class	76
Other	5
Total expenses	1,133
Net Investment Income (Loss)	13,003
Net Increase (Decrease) in Net Assets Resulting from Operations	$13,003

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Money Market 4

Transamerica Money Market

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$13,003	$21,959
	13,003	21,959
Distributions to Shareholders:
From net investment income:
Initial Class	(11,566)	(20,059)
Service Class	(1,437)	(1,900)
	(13,003)	(21,959)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	365,814	539,416
Service Class	97,048	125,584
	462,862	665,000
Dividends and distributions reinvested:
Initial Class	11,623	20,009
Service Class	1,438	1,895
	13,061	21,904
Cost of shares redeemed:
Initial Class	(353,711)	(451,991)
Service Class	(69,147)	(113,218)
	(422,858)	(565,209)
	53,065	121,695
Net increase (decrease) in net assets	53,065	121,695
Net Assets:
Beginning of period	498,447	376,752
End of period	$551,512	$498,447

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	365,814	539,416
Service Class	97,048	125,584
	462,862	665,000
Shares issued–reinvested from distributions:
Initial Class	11,623	20,009
Service Class	1,438	1,895
	13,061	21,904
Shares redeemed:
Initial Class	(353,711)	(451,991)
Service Class	(69,147)	(113,218)
	(422,858)	(565,209)
Net increase (decrease) in shares outstanding:
Initial Class	23,726	107,434
Service Class	29,339	14,261
	53,065	121,695

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Money Market 5

Transamerica Money Market

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$1.00	$0.02	$–	$0.02	$(0.02)	$–	$(0.02)	$1.00
	12/31/2006	1.00	0.05	–	0.05	(0.05)	–	(0.05)	1.00
	12/31/2005	1.00	0.03	–	0.03	(0.03)	–	(0.03)	1.00
	12/31/2004	1.00	0.01	–	0.01	(0.01)	–	(0.01)	1.00
	12/31/2003	1.00	0.01	–	0.01	(0.01)	–	(0.01)	1.00
	12/31/2002	1.00	0.01	–	0.01	(0.01)	–	(0.01)	1.00
Service Class	6/30/2007	1.00	0.02	–	0.02	(0.02)	–	(0.02)	1.00
	12/31/2006	1.00	0.04	–	0.04	(0.04)	–	(0.04)	1.00
	12/31/2005	1.00	0.03	–	0.03	(0.03)	–	(0.03)	1.00
	12/31/2004	1.00	0.01	–	0.01	(0.01)	–	(0.01)	1.00
	12/31/2003	1.00	–	–	–	–	–	–	1.00

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)	Net Investment Income (Loss) to Average Net Assets (d)
Initial Class	6/30/2007	2.47%	$478,510	0.40%	4.95%
	12/31/2006	4.74	454,784	0.40	4.69
	12/31/2005	2.89	347,350	0.40	2.84
	12/31/2004	0.99	496,821	0.39	1.00
	12/31/2003	0.81	597,512	0.38	0.78
	12/31/2002	1.44	584,061	0.41	1.42
Service Class	6/30/2007	2.35	73,002	0.65	4.69
	12/31/2006	4.48	43,663	0.65	4.47
	12/31/2005	2.63	29,402	0.65	2.69
	12/31/2004	0.72	18,930	0.64	0.87
	12/31/2003	0.30	6,591	0.64	0.64

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Transamerica Money Market (the "Fund") share classes commenced operations on:

Initial Class – October 2, 1986
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Money Market 6

Transamerica Money Market

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Money Market (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Securities valuations: As permitted under Rule 2a-7 of the 1940 Act, the securities held by the Fund are valued on the basis of amortized cost, which approximates market value.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends to shareholders are declared daily and reinvested monthly.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2007:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation–Conservative Portfolio	$19,069	3.46%
TA IDEX Asset Allocation–Growth Portfolio	4,188	0.76%
TA IDEX Asset Allocation–Moderate Portfolio	22,999	4.17%
TA IDEX Asset Allocation–Moderate Growth Portfolio	28,838	5.23%
Total	$75,094	13.62%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.35% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.57% Expense Limit

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Money Market 7

Transamerica Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $30.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $19. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, distributions payable.

NOTE 4. REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Money Market 8

Transamerica Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 4.–(continued)

staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to anappropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costsregarding these regulatory matters.

NOTE 5. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Money Market 9

Transamerica Science & Technology

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,134.00	0.85%	$4.50
Hypothetical (b)	1,000.00	1,020.58	0.85	4.26
Service Class
Actual	1,000.00	1,132.50	1.10	5.82
Hypothetical (b)	1,000.00	1,019.34	1.10	5.51

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Industry
At June 30, 2007

This chart shows the percentage breakdown by industry of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Science & Technology 1

Transamerica Science & Technology

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.4%)
Business Services (6.2%)
Akamai Technologies, Inc. ‡†	111,000	$5,399
ValueClick, Inc. ‡	130,500	3,845
Communication (3.4%)
American Tower Corp.–Class A ‡	69,000	2,898
Foundry Networks Inc. ‡	128,950	2,148
Communications Equipment (14.7%)
Corning, Inc. ‡	58,000	1,482
Network Appliance, Inc. ‡	84,800	2,476
Polycom, Inc. ‡	64,435	2,165
QUALCOMM, Inc.	101,500	4,404
Research In Motion, Ltd. ‡	58,000	11,599
Computer & Data Processing Services (22.0%)
Activision, Inc. ‡†	147,500	2,754
Adobe Systems, Inc. ‡	75,600	3,035
Cerner Corp. ‡†	47,000	2,607
F5 Networks, Inc. ‡	72,700	5,860
Google, Inc.–Class A ‡	13,600	7,118
Informatica Corp. ‡†	219,000	3,235
Microsoft Corp.	48,300	1,423
NetFlix, Inc. ‡†	148,000	2,870
Synchronoss Technologies, Inc. ‡	102,500	3,007
Veraz Networks, Inc. ‡†	164,800	1,074
Computer & Office Equipment (15.3%)
Apple, Inc. ‡	93,200	11,374
EMC Corp. ‡	213,000	3,855
Logitech International SA ‡†	122,000	3,220
Nuance Communications, Inc. ‡†	170,930	2,860
Sandisk Corp. ‡	34,000	1,664
Electronic & Other Electric Equipment (1.5%)
FuelCell Energy, Inc. ‡†	282,000	2,233
Electronic Components & Accessories (4.4%)
NVIDIA Corp. ‡	38,000	1,570
Sunpower Corp.–Class A ‡†	80,100	5,050
Entertainment (1.7%)
International Game Technology	65,000	2,581
Instruments & Related Products (4.2%)
Sirf Technology Holdings, Inc. ‡†	149,500	3,101
Trimble Navigation, Ltd. ‡	100,500	3,236
Medical Instruments & Supplies (5.8%)
Intuitive Surgical, Inc. ‡	36,000	4,996
NuVasive, Inc. ‡†	139,600	3,771

	Shares	Value
Motion Pictures (3.3%)
Macrovision Corp. ‡†	162,000	$4,870
Pharmaceuticals (1.9%)
Gilead Sciences, Inc. ‡	72,000	2,791
Retail Trade (1.4%)
Shutterfly, Inc. ‡†	100,000	2,155
Security & Commodity Brokers (2.9%)
Chicago Mercantile Exchange	8,100	4,328
Telecommunications (10.7%)
AT&T, Inc.	70,400	2,922
Equinix, Inc. ‡†	50,000	4,574
MetroPCS Communications, Inc. ‡	130,700	4,318
NII Holdings, Inc. ‡	52,800	4,263
Total Common Stocks (cost: $119,502)		149,131
	Principal	Value
SECURITY LENDING COLLATERAL (23.8%)
Debt (23.0%)
Bank Notes (1.7%)
Bank of America
5.27%, due 07/16/2007 *	$590	$590
5.27%, due 08/17/2007 *	984	984
5.30%, due 09/17/2007 *	984	984
Commercial Paper (8.5%)
Barton Capital Corp.–144A 5.30%, due 07/11/2007 5.31%, due 07/12/2007	980 391	980 391
Bear Stearns & Co. 5.44%, due 07/10/2007	98	98
CAFCO LLC–144A 5.32%, due 07/16/2007	391	391
Clipper Receivables Corp. 5.31%, due 07/10/2007	391	391
CRC Funding LLC–144A 5.32%, due 07/16/2007	391	391
Den Danske Bank 5.28%, due 07/09/2007	197	197
Falcon Asset Securitization Corp.–144A 5.31%, due 07/17/2007	409	409
Grampian Funding LLC–144A 5.35%, due 07/18/2007	390	390
Greyhawk Funding LLC–144A 5.29%, due 07/12/2007	393	393
Jupiter Securitization Corp.–144A 5.32%, due 07/26/2007	197	197

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Science & Technology 2

Transamerica Science & Technology

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Paper (continued)
Lexington Parker Capital–144A 5.29%, due 07/03/2007	$393	$393
Liberty Street–144A 5.28%, due 07/02/2007 5.29%, due 07/18/2007 5.33%, due 07/31/2007	393 393 197	393 393 197
Morgan Stanley & Co. 5.45%, due 08/01/2007	197	197
Old Line Funding Corp.–144A 5.32%, due 07/12/2007	391	391
Paradigm Funding LLC–144A 5.31%, due 07/16/2007	390	390
Park Avenue Receivables Corp.–144A 5.32%, due 07/23/2007	979	979
Sheffield Receivables Corp.–144A 5.29%, due 07/06/2007 5.32%, due 07/17/2007	295 979	295 979
Three Pillars Funding Corp.–144A 5.33%, due 07/25/2007	980	980
Variable Funding Capital Corp.–144A 5.31%, due 07/05/2007 5.29%, due 07/11/2007 5.29%, due 07/12/2007	982 979 980	982 979 980
Euro Dollar Overnight (3.5%)
Abbey National PLC 5.28%, due 07/05/2007	492	492
Bank of Montreal 5.29%, due 07/02/2007 5.28%, due 07/03/2007	393 983	393 983
BNP Paribas 5.35%, due 07/02/2007	393	393
Calyon 5.38%, due 07/02/2007	393	393
Marshall & Ilsley Bank 5.29%, due 07/06/2007	546	546
National Australia Bank 5.32%, due 07/02/2007	393	393
Rabobank Netherland 5.33%, due 07/02/2007 5.28%, due 07/05/2007	393 983	393 983
Svenska Handelsbanken 5.30%, due 07/02/2007	286	286
Euro Dollar Terms (4.7%)
Banco Bilbao Vizcaya Argentaria 5.30%, due 08/10/2007	492	492

	Principal	Value
Euro Dollar Terms (continued)
Bank of Montreal 5.31%, due 08/14/2007	$590	$590
Bank of Nova Scotia 5.28%, due 07/09/2007 5.29%, due 07/11/2007	295 393	295 393
Barclays 5.30%, due 07/16/2007 5.32%, due 09/04/2007	393 197	393 197
Canadian Imperial Bank of Commerce 5.30%, due 07/30/2007	492	492
Credit Suisse First Boston Corp. 5.29%, due 07/13/2007 5.29%, due 07/18/2007	393 787	393 787
First Tennessee National Corp. 5.30%, due 07/18/2007	197	197
Fortis Bank 5.29%, due 07/09/2007 5.30%, due 07/20/2007 5.30%, due 07/26/2007	197 492 393	197 492 393
Skandinaviska Enskilda Banken AB 5.29%, due 07/19/2007	295	295
Wells Fargo 5.28%, due 07/12/2007 5.28%, due 07/13/2007	984 492	984 492
Repurchase Agreements (4.6%) ††
Credit Suisse First Boston Corp. 5.42%, dated 06/29/2007 to be repurchased at $1,017 on 07/02/2007	1,016	1,016
Merrill Lynch & Co. 5.34%, dated 06/29/2007 to be repurchased at $3,704 on 07/02/2007	3,702	3,702
Morgan Stanley Dean Witter & Co. 5.37%, dated 06/29/2007 to be repurchased at $823 on 07/02/2007	822	822
Morgan Stanley Dean Witter & Co. 5.43%, dated 06/29/2007 to be repurchased at $1,330 on 07/02/2007	1,330	1,330

The notes to the financial statements are an integral part of this report.

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Transamerica Science & Technology

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Investment Companies (0.8%)
Barclays Global Institutional Money Market Fund 1-day yield of 5.25%	590,044	$590
Reserve Primary Money Market Fund 1-day yield of 5.23%	81,822	82
Vanguard Prime Money Market Fund 1-day yield of 5.19%	568,409	568
Total Security Lending Collateral (cost: $35,761)		35,761
Total Investment Securities (cost: $155,263) #		$184,892

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At June 30, 2007, all or a portion of this security is on loan (see Note 1). The value at June 30, 2007, of all securities on loan is $34,288.

*  Floating or variable rate note. Rate is listed as of June 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $6,993, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 07/03/2007–12/01/2036, respectively.

#  Aggregate cost for federal income tax purposes is $155,325. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $32,343 and $2,776, respectively. Net unrealized appreciation for tax purposes is $29,567.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $11,873 or 7.9% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

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Transamerica Science & Technology

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $155,263) (including securities loaned of $34,288)	$184,892
Cash	2,184
Foreign currency (cost: $27)	28
Receivables:
Investment securities sold	771
Shares sold	14
Interest	12
Income from loaned securities	22
Dividends	16
187,939
Liabilities:
Investment securities purchased	1,925
Accounts payable and accrued liabilities:
Shares redeemed	30
Management and advisory fees	94
Service fees	1
Administration fees	2
Payable for collateral for securities on loan	35,761
Other	35
37,848
Net Assets	$150,091
Net Assets Consist of:
Capital stock ($.01 par value)	$329
Additional paid-in capital	119,099
Undistributed (accumulated) net investment income (loss)	(260)
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	1,293
Net unrealized appreciation (depreciation) on:
Investment securities	29,629
Translation of assets and liabilities denominated in foreign currencies	1
Net Assets	$150,091
Net Assets by Class:
Initial Class	$147,387
Service Class	2,704
Shares Outstanding:
Initial Class	32,275
Service Class	597
Net Asset Value and Offering Price Per Share:
Initial Class	$4.57
Service Class	4.53

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends	$119
Interest	31
Income from loaned securities–net	187
337
Expenses:
Management and advisory fees	541
Printing and shareholder reports	10
Custody fees	13
Administration fees	14
Legal fees	1
Audit fees	9
Trustees fees	2
Service fees:
Service Class	3
Other	2
Total expenses	595
Net Investment Income (Loss)	(258)
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	2,791
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	15,071
Net Realized and Unrealized Gain (Loss) on Investment Securities	17,862
Net Increase (Decrease) in Net Assets Resulting from Operations	$17,604

The notes to the financial statements are an integral part of this report.

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Transamerica Science & Technology

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(258)	$(481)
Net realized gain (loss) from investment securities	2,791	(364)
Change in unrealized appreciation (depreciation) on investment securities	15,071	2,148
	17,604	1,303
Distributions to Shareholders:
From net realized gains:
Initial Class	–	(10,896)
Service Class	–	(177)
	–	(11,073)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	5,904	8,552
Service Class	684	1,106
	6,588	9,658
Dividends and distributions reinvested:
Initial Class	–	10,896
Service Class	–	177
	–	11,073
Cost of shares redeemed:
Initial Class	(11,679)	(27,188)
Service Class	(804)	(889)
	(12,483)	(28,077)
	(5,895)	(7,346)
Net increase (decrease) in net assets	11,709	(17,116)
Net Assets:
Beginning of period	138,382	155,498
End of period	$150,091	$138,382
Undistributed (accumulated) net investment income (loss)	$(260)	$(2)

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	1,369	2,060
Service Class	164	272
	1,533	2,332
Shares issued–reinvested from distributions:
Initial Class	–	2,993
Service Class	–	49
	–	3,042
Shares redeemed:
Initial Class	(2,798)	(6,506)
Service Class	(193)	(214)
	(2,991)	(6,720)
Net increase (decrease) in shares outstanding:
Initial Class	(1,429)	(1,453)
Service Class	(29)	107
	(1,458)	(1,346)

The notes to the financial statements are an integral part of this report.

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Transamerica Science & Technology

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$4.03	$(0.01)	$0.55	$0.54	$–	$–	$–	$4.57
	12/31/2006	4.36	(0.01)	0.02	0.01	–	(0.34)	(0.34)	4.03
	12/31/2005	4.29	(0.01)	0.10	0.09	(0.02)	–	(0.02)	4.36
	12/31/2004	3.97	0.02	0.30	0.32	–	–	–	4.29
	12/31/2003	2.63	(0.02)	1.36	1.34	–	–	–	3.97
	12/31/2002	4.25	(0.03)	(1.59)	(1.62)	–	–	–	2.63
Service Class	6/30/2007	4.00	(0.01)	0.54	0.53	–	–	–	4.53
	12/31/2006	4.34	(0.02)	0.02	–	–	(0.34)	(0.34)	4.00
	12/31/2005	4.28	(0.02)	0.09	0.07	(0.01)	–	(0.01)	4.34
	12/31/2004	3.97	0.02	0.29	0.31	–	–	–	4.28
	12/31/2003	3.00	(0.02)	0.99	0.97	–	–	–	3.97

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2007	13.40%	$147,387	0.85%	0.85%	(0.37)%	44%
	12/31/2006	1.01	135,878	0.85	0.85	(0.33)	93
	12/31/2005	2.06	153,247	0.88	0.88	(0.22)	91
	12/31/2004	8.06	209,049	0.85	0.85	0.38	35
	12/31/2003	50.95	213,164	0.87	0.87	(0.57)	40
	12/31/2002	(38.12)	53,434	1.00	1.01	(0.79)	86
Service Class	6/30/2007	13.25	2,704	1.10	1.10	(0.62)	44
	12/31/2006	0.76	2,504	1.10	1.10	(0.59)	93
	12/31/2005	1.86	2,251	1.13	1.13	(0.47)	91
	12/31/2004	7.56	2,324	1.15	1.15	0.48	35
	12/31/2003	32.33	740	1.12	1.12	(0.83)	40

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Transamerica Science & Technology (the "Fund") commenced operations on:

Initial Class – May 1, 2000

Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of advisory fee waivers, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before advisory fee waivers.

(f)  Annualized.

(g)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

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Transamerica Science & Technology 7

Transamerica Science & Technology

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Science & Technology (the "Fund") is a part of ATST.

The Fund is "non-diversified" under the 1940 Act.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

There were no recaptured commissions during the six months ended June 30, 2007.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $80, earned by IBT for its services.

AEGON/Transamerica Series Trust

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Transamerica Science & Technology 8

Transamerica Science & Technology

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2007:

	Net Assets	% of Net Assets
Asset Allocation – Growth Portfolio	$2,393	1.59%
Asset Allocation – Moderate Growth Portfolio	52,323	34.86%
Asset Allocation – Moderate Portfolio	40,221	26.80%
Total	$94,937	63.25%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.78% of the first $500 million of ANA
0.70% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.98% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

AEGON/Transamerica Series Trust

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Transamerica Science & Technology

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $8.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $6. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$60,809
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	65,899
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through
$1,440	December 31, 2014

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or

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Transamerica Science & Technology

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 6.–(continued)

expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

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Transamerica Science & Technology 11

Transamerica Small/Mid Cap Value

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,171.60	0.85%	$4.58
Hypothetical (b)	1,000.00	1,020.58	0.85	4.26
Service Class
Actual	1,000.00	1,169.90	1.10	5.92
Hypothetical (b)	1,000.00	1,019.34	1.10	5.51

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2007

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Small/Mid Cap Value 1

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (95.6%)
Apparel Products (2.0%)
Hanesbrands, Inc. ‡	348,700	$9,425
Computer & Data Processing Services (4.0%)
ActivIdentity Corp. ‡	175,800	809
Cogent, Inc. ‡†	670,305	9,847
Fair Isaac Corp. †	215,000	8,626
Computer & Office Equipment (0.8%)
Hypercom Corp. ‡	670,000	3,960
Construction (10.3%)
Chemed Corp.	266,700	17,680
McDermott International, Inc. ‡	380,000	31,586
Electric Services (2.1%)
CMS Energy Corp.	580,000	9,976
Electric, Gas & Sanitary Services (3.1%)
ALLETE, Inc. †	116,666	5,489
Republic Services, Inc.	307,500	9,422
Electronic & Other Electric Equipment (7.1%)
Acuity Brands, Inc.	275,000	16,577
Genlyte Group, Inc. ‡	220,000	17,279
Gas Production & Distribution (1.5%)
KeySpan Corp.	175,000	7,346
Holding & Other Investment Offices (10.7%)
Annaly Capital Management, Inc. REIT †	670,000	9,661
Host Hotels & Resorts, Inc. REIT †	550,000	12,716
LTC Properties, Inc. REIT	450,000	10,237
Omega Healthcare Investors, Inc. REIT	341,000	5,398
Parkway Properties, Inc. REIT	79,000	3,794
Sunstone Hotel Investors, Inc. REIT	325,000	9,227
Industrial Machinery & Equipment (1.2%)
Allis-Chalmers Corp. ‡†	246,300	5,662
Instruments & Related Products (1.9%)
Thermo Electron Corp. ‡	178,000	9,206
Insurance (6.7%)
AMBAC Financial Group, Inc. †	120,000	10,463
HCC Insurance Holdings, Inc.	367,500	12,278
PartnerRe, Ltd. †	122,000	9,455
Management Services (5.0%)
FTI Consulting, Inc. ‡†	465,000	17,684
Navigant Consulting, Inc. ‡†	319,982	5,939
Medical Instruments & Supplies (1.6%)
Orthofix International NV ‡	170,000	7,645

	Shares	Value
Oil & Gas Extraction (13.8%)
Aurora Oil & Gas Corp. ‡	1,454,260	$3,098
Bronco Drilling Co., Inc. ‡†	201,625	3,309
Cabot Oil & Gas Corp.	55,000	2,028
Edge Petroleum Corp. ‡†	150,000	2,102
GlobalSantaFe Corp.	135,000	9,754
Helix Energy Solutions Group, Inc. ‡†	258,100	10,301
Superior Energy Services, Inc. ‡	620,000	24,750
Todco–Class A ‡	225,150	10,629
Primary Metal Industries (1.1%)
Claymont Steel Holdings, Inc. ‡	237,970	5,090
Restaurants (1.1%)
O'Charley's, Inc.	255,000	5,141
Rubber & Misc. Plastic Products (2.0%)
Jarden Corp. ‡†	225,000	9,677
Savings Institutions (0.8%)
Partners Trust Financial Group, Inc.	350,000	3,675
Telecommunications (2.2%)
Citizens Communications Co. †	700,000	10,689
Water Transportation (14.9%)
Aegean Marine Petroleum Network, Inc.	463,140	8,809
Aries Maritime Transport, Ltd. †	992,000	9,652
DryShips, Inc. †	450,000	19,521
Genco Shipping & Trading, Ltd. †	499,700	20,618
Omega Navigation Enterprises, Inc.–Class A	329,800	7,173
StealthGas, Inc.	305,600	5,461
Wholesale Trade Nondurable Goods (1.7%)
Dean Foods Co.	255,000	8,127
Total Common Stocks (cost: $298,960)		456,991
	Principal	Value
SECURITY LENDING COLLATERAL (22.5%)
Debt (21.7%)
Bank Notes (1.6%)
Bank of America 5.27%, due 07/16/2007 *	$1,779	$1,779
5.27%, due 08/17/2007 *	2,965	2,965
5.30%, due 09/17/2007 *	2,965	2,965
Commercial Paper (8.0%)
Barton Capital Corp.–144A 5.30%, due 07/11/2007	2,955	2,955
5.31%, due 07/12/2007	1,179	1,179
Bear Stearns & Co. 5.44%, due 07/10/2007	296	296

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Small/Mid Cap Value 2

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Paper (continued)
CAFCO LLC–144A 5.32%, due 07/16/2007	$1,178	$1,178
Clipper Receivables Corp. 5.31%, due 07/10/2007	1,180	1,180
CRC Funding LLC–144A 5.32%, due 07/16/2007	1,178	1,178
Den Danske Bank 5.28%, due 07/09/2007	593	593
Falcon Asset Securitization Corp.–144A 5.31%, due 07/17/2007	1,234	1,234
Grampian Funding LLC–144A 5.35%, due 07/18/2007	1,177	1,177
Greyhawk Funding LLC–144A 5.29%, due 07/12/2007	1,186	1,186
Jupiter Securitization Corp.–144A 5.32%, due 07/26/2007	593	593
Lexington Parker Capital–144A 5.29%, due 07/03/2007	1,186	1,186
Liberty Street–144A 5.28%, due 07/02/2007	1,186	1,186
5.29%, due 07/18/2007	1,186	1,186
5.33%, due 07/31/2007	593	593
Morgan Stanley & Co. 5.45%, due 08/01/2007	593	593
Old Line Funding Corp.–144A 5.32%, due 07/12/2007	1,179	1,179
Paradigm Funding LLC–144A 5.31%, due 07/16/2007	1,175	1,175
Park Avenue Receivables Corp.–144A 5.32%, due 07/23/2007	2,953	2,953
Sheffield Receivables Corp.–144A 5.29%, due 07/06/2007	889	889
5.32%, due 07/17/2007	2,951	2,951
Three Pillars Funding Corp.–144A 5.33%, due 07/25/2007	2,954	2,954
Variable Funding Capital Corp.–144A 5.31%, due 07/05/2007	2,959	2,959
5.29%, due 07/11/2007	2,952	2,952
5.29%, due 07/12/2007	2,955	2,955
Euro Dollar Overnight (3.3%)
Abbey National PLC 5.28%, due 07/05/2007	1,483	1,483
Bank of Montreal 5.29%, due 07/02/2007	1,186	1,186
5.28%, due 07/03/2007	2,965	2,965

	Principal	Value
Euro Dollar Overnight (continued)
BNP Paribas 5.35%, due 07/02/2007	$1,186	$1,186
Calyon 5.38%, due 07/02/2007	1,186	1,186
Marshall & Ilsley Bank 5.29%, due 07/06/2007	1,645	1,645
National Australia Bank 5.32%, due 07/02/2007	1,186	1,186
Rabobank Netherland 5.33%, due 07/02/2007	1,186	1,186
5.28%, due 07/05/2007	2,965	2,965
Svenska Handelsbanken 5.30%, due 07/02/2007	862	862
Euro Dollar Terms (4.5%)
Banco Bilbao Vizcaya Argentaria 5.30%, due 08/10/2007	1,483	1,483
Bank of Montreal 5.31%, due 08/14/2007	1,779	1,779
Bank of Nova Scotia 5.28%, due 07/09/2007	889	889
5.29%, due 07/11/2007	1,186	1,186
Barclays 5.30%, due 07/16/2007	1,186	1,186
5.32%, due 09/04/2007	593	593
Canadian Imperial Bank of Commerce 5.30%, due 07/30/2007	1,483	1,483
Credit Suisse First Boston Corp. 5.29%, due 07/13/2007	1,186	1,186
5.29%, due 07/18/2007	2,372	2,372
First Tennessee National Corp. 5.30%, due 07/18/2007	593	593
Fortis Bank 5.29%, due 07/09/2007	593	593
5.30%, due 07/20/2007	1,483	1,483
5.30%, due 07/26/2007	1,186	1,186
Skandinaviska Enskilda Banken AB 5.29%, due 07/19/2007	890	890
Wells Fargo 5.28%, due 07/12/2007	2,965	2,965
5.28%, due 07/13/2007	1,483	1,483
Repurchase Agreements (4.3%) ††
Credit Suisse First Boston Corp. 5.42%, dated 06/29/2007 to be repurchased at $3,066 on 07/02/2007	3,064	3,064

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Small/Mid Cap Value 3

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Repurchase Agreements (continued)
Merrill Lynch & Co. 5.34%, dated 06/29/2007 to be repurchased at $11,168 on 07/02/2007	$11,163	$11,163
Morgan Stanley Dean Witter & Co. 5.37%, dated 06/29/2007 to be repurchased at $2,481 on 07/02/2007	2,480	2,480
Morgan Stanley Dean Witter & Co. 5.43%, dated 06/29/2007 to be repurchased at $4,011 on 07/02/2007	4,009	4,009

	Shares	Value
Investment Companies (0.8%)
Barclays Global Institutional Money Market Fund 1-day yield of 5.25%	1,779,058	$1,779
Reserve Primary Money Market Fund 1-day yield of 5.23%	246,703	247
Vanguard Prime Money Market Fund 1-day yield of 5.19%	1,713,826	1,714
Total Security Lending Collateral (cost: $107,825)		107,825
Total Investment Securities (cost: $406,785) #		$564,816

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At June 30, 2007, all or a portion of this security is on loan (see Note 1). The value at June 30, 2007, of all securities on loan is $103,612.

*  Floating or variable rate note. Rate is listed as of June 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $21,083, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 07/03/2007–12/01/2036, respectively.

#  Aggregate cost for federal income tax purposes is $406,844. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $165,865 and $7,893, respectively. Net unrealized appreciation for tax purposes is $157,972.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $35,798 or 7.5% of the net assets of the Fund.

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Small/Mid Cap Value 4

Transamerica Small/Mid Cap Value

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $406,785) (including securities loaned of $103,612)	$564,816
Cash	21,040
Receivables:
Investment securities sold	175
Shares sold	307
Interest	95
Dividends	746
587,179
Liabilities:
Investment securities purchased	508
Accounts payable and accrued liabilities:
Shares redeemed	311
Management and advisory fees	314
Service fees	5
Administration fees	8
Payable for collateral for securities on loan	107,825
Other	71
109,042
Net Assets	$478,137
Net Assets Consist of:
Capital stock ($.01 par value)	$209
Additional paid-in capital	264,471
Undistributed (accumulated) net investment income (loss)	8,580
Undistributed (accumulated) net realized gain (loss) from investment securities	46,846
Net unrealized appreciation (depreciation) on investment securities	158,031
Net Assets	$478,137
Net Assets by Class:
Initial Class	$453,221
Service Class	24,916
Shares Outstanding:
Initial Class	19,758
Service Class	1,093
Net Asset Value and Offering Price Per Share:
Initial Class	$22.94
Service Class	22.79

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends	$5,753
Interest	304
Income from loaned securities-net	120
6,177
Expenses:
Management and advisory fees	1,753
Printing and shareholder reports	21
Custody fees	23
Administration fees	44
Legal fees	4
Audit fees	9
Trustees fees	7
Service fees: Service Class	24
Other	3
Total expenses	1,888
Net Investment Income (Loss)	4,289
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	6,867
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	59,040
Net Realized and Unrealized Gain (Loss) on Investment Securities	65,907
Net Increase (Decrease) in Net Assets Resulting from Operations	$70,196

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Small/Mid Cap Value 5

Transamerica Small/Mid Cap Value

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$4,289	$4,126
Net realized gain (loss) from investment securities	6,867	40,122
Change in unrealized appreciation (depreciation) on investment securities	59,040	26,115
	70,196	70,363
Distributions to Shareholders:
From net investment income:
Initial Class	–	(3,604)
Service Class	–	(98)
	–	(3,702)
From net realized gains:
Initial Class	–	(33,840)
Service Class	–	(1,049)
	–	(34,889)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	29,728	30,863
Service Class	8,366	8,219
	38,094	39,082
Dividends and distributions reinvested:
Initial Class	–	37,444
Service Class	–	1,147
	–	38,591
Cost of shares redeemed:
Initial Class	(53,586)	(96,680)
Service Class	(2,268)	(5,132)
	(55,854)	(101,812)
	(17,760)	(24,139)
Net increase (decrease) in net assets	52,436	7,633
Net Assets:
Beginning of period	425,701	418,068
End of period	$478,137	$425,701
Undistributed (accumulated) net investment income (loss)	$8,580	$4,291

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	1,383	1,593
Service Class	392	426
	1,775	2,019
Shares issued–reinvested from distributions:
Initial Class	–	2,096
Service Class	–	64
	–	2,160
Shares redeemed:
Initial Class	(2,556)	(4,984)
Service Class	(111)	(265)
	(2,667)	(5,249)
Net increase (decrease) in shares outstanding:
Initial Class	(1,173)	(1,295)
Service Class	281	225
	(892)	(1,070)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Small/Mid Cap Value 6

Transamerica Small/Mid Cap Value

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$19.58	$0.20	$3.16	$3.36	$–	$–	$–	$22.94
	12/31/2006	18.33	0.19	2.94	3.13	(0.18)	(1.70)	(1.88)	19.58
	12/31/2005	16.94	0.16	2.11	2.27	(0.08)	(0.80)	(0.88)	18.33
	12/31/2004	14.56	0.07	2.31	2.38	–	–	–	16.94
	12/31/2003	7.63	(0.05)	6.98	6.93	–	–	–	14.56
	12/31/2002	15.72	(0.05)	(6.24)	(6.29)	–	(1.80)	(1.80)	7.63
Service Class	6/30/2007	19.48	0.18	3.13	3.31	–	–	–	22.79
	12/31/2006	18.26	0.14	2.94	3.08	(0.16)	(1.70)	(1.86)	19.48
	12/31/2005	16.92	0.15	2.06	2.21	(0.07)	(0.80)	(0.87)	18.26
	12/31/2004	14.71	0.10	2.11	2.21	–	–	–	16.92

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)			Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)		Net Assets (f)	Rate (g)
Initial Class	6/30/2007	17.16%	$453,221	0.85%	0.85%		1.97%	7%
	12/31/2006	18.05	409,879	0.86	0.86		0.98	24
	12/31/2005	13.56	407,351	0.86	0.86		0.92	33
	12/31/2004	16.35	421,079	0.84	0.84		0.48	139
	12/31/2003	90.83	360,057	0.88	0.88	(h)	(0.49)	140
	12/31/2002	(39.46)	224,359	0.91	1.19		(0.45)	133
Service Class	6/30/2007	16.99	24,916	1.10	1.10		1.71	7
	12/31/2006	17.82	15,822	1.11	1.11		0.73	24
	12/31/2005	13.26	10,717	1.11	1.11		0.82	33
	12/31/2004	15.02	1,443	1.11	1.11		0.94	139

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Transamerica Small/Mid Cap Value (the "Fund") share classes commenced operations as follows:

Initial Class – May 4, 1993
Service Class – May 1, 2004

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  For the period ended June 30, 2007 and the years ended December 31, 2006, 2005, 2004 and 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized.

(h)  Ratio of Total Expenses to Average Net Assets and Net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment adviser. The impact of recaptured expenses was 0.04% for Initial Class (See Note 2).

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Small/Mid Cap Value 7

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Small/Mid Cap Value (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2007 of $6 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $52 earned by IBT for its services.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Small/Mid Cap Value 8

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2007:

	Net Assets	% of Net Assets
Asset Allocation – Conservative Portfolio	$728	0.15%
Asset Allocation – Growth Portfolio	41,247	8.63%
Asset Allocation – Moderate Growth Portfolio	7,668	1.60%
Asset Allocation – Moderate Portfolio	32,397	6.78%
Total	$82,040	17.16%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $500 million of ANA
0.75% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.89% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Small/Mid Cap Value 9

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $26.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $18. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$28,272
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	47,602
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Small/Mid Cap Value 10

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 5.–(continued)

management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING
PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Small/Mid Cap Value 11

Transamerica U.S. Government Securities

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,007.60	0.62%	$3.09
Hypothetical (b)	1,000.00	1,021.72	0.62	3.11
Service Class
Actual	1,000.00	1,006.60	0.87	4.33
Hypothetical (b)	1,000.00	1,020.48	0.87	4.36

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Bond Type
At June 30, 2007

This chart shows the percentage breakdown by bond type of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica U.S. Government Securities 1

Transamerica U.S. Government Securities

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (36.1%)
U.S. Treasury Bond
8.00%, due 11/15/2021 †	$9,000	$11,515
U.S. Treasury Note 2.63%, due 05/15/2008 4.88%, due 05/31/2009 † 4.75%, due 01/31/2012 4.75%, due 05/31/2012 4.25%, due 11/15/2013 † 4.63%, due 11/15/2016 † 4.63%, due 02/15/2017 † 4.50%, due 05/15/2017 †	3,700 350 1,194 10,950 7,250 2,600 11,405 4,025	3,625 350 1,185 10,864 6,980 2,520 11,045 3,859
4.50%, due 02/15/2036 †	6,152	5,570
Total U.S. Government Obligations (cost: $58,305)		57,513
U.S. GOVERNMENT AGENCY OBLIGATIONS (49.4%)
Fannie Mae 5.10%, due 01/18/2011 5.25%, due 08/01/2012 6.00%, due 01/01/2034 6.00%, due 08/01/2034 6.00%, due 10/01/2034 5.00%, due 07/01/2035	9,000 2,000 1,210 719 1,141 2,170	8,931 1,983 1,203 714 1,132 2,039
Fannie Mae, Series 2004-90, Class LH 5.00%, due 04/25/2034	4,100	3,879
Federal Agricultural Mortgage Corp., Series 2006-2–144A 5.50%, due 07/15/2011	10,000	10,057
Federal Home Loan Bank 3.00%, due 04/15/2009	13,000	12,518
Freddie Mac 5.35%, due 11/14/2011 5.50%, due 02/22/2013 5.50%, due 06/01/2035 5.00%, due 07/01/2035	7,500 6,000 4,598 1,270	7,453 5,967 4,452 1,194
Freddie Mac, Series 2687, Class PE 5.50%, due 01/15/2029	3,000	2,985
Freddie Mac, Series 2941, Class WC 5.00%, due 10/15/2030	6,000	5,784
Freddie Mac, Series 3188, Class CK 5.00%, due 11/15/2032	6,202	6,020
Freddie Mac–Gold Pool 6.00%, due 09/01/2032 6.00%, due 11/01/2032	596 917	595 914
Ginnie Mae–FHA/VA Pool 6.00%, due 03/20/2034	930	926
Total U.S. Government Agency Obligations (cost: $79,905)		78,746

	Principal	Value
CORPORATE DEBT SECURITIES (12.1%)
Agriculture (0.9%)
Michael Foods, Inc.
8.00%, due 11/15/2013	$1,500	$1,515
Automotive Service Stations (1.1%)
Petro Stopping Centers, LP / Petro Financial Corp. 9.00%, due 02/15/2012	1,725	1,820
Business Credit Institutions (0.5%)
Pemex Finance, Ltd. 9.03%, due 02/15/2011	705	752
Chemicals & Allied Products (0.6%)
Nalco Co. 7.75%, due 11/15/2011	1,000	1,008
Commercial Banks (1.2%)
HBOS PLC–144A 6.66%, due 05/21/2037 (a)(b)	900	863
Shinsei Finance Cayman, Ltd.–144A 6.42%, due 07/20/2016 (a)(b)	1,010	982
Department Stores (0.7%)
Neiman-Marcus Group, Inc. (PIK) 9.00%, due 10/15/2015	1,000	1,070
Oil & Gas Extraction (1.0%)
Husky Oil Co. 8.90%, due 08/15/2028 (b)	1,615	1,665
Personal Credit Institutions (1.0%)
SLM Corp. 5.40%, due 10/25/2011	1,700	1,557
Real Estate (1.5%)
Tanger Properties, LP REIT 9.13%, due 02/15/2008	2,284	2,327
Restaurants (1.0%)
Aramark Corp., Senior Note–144A 8.50%, due 02/01/2015	1,500	1,526
Savings Institutions (0.8%)
Sovereign Capital Trust VI, Guaranteed Note 7.91%, due 06/13/2036	1,200	1,282
Security & Commodity Brokers (0.6%)
E*Trade Financial Corp. 8.00%, due 06/15/2011	1,000	1,025
Transportation & Public Utilities (0.6%)
Hertz, Corp., Senior Note 8.88%, due 01/01/2014	925	964

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica U.S. Government Securities 2

Transamerica U.S. Government Securities

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Wholesale Trade Durable Goods (0.6%)
Leslie's Poolmart, Senior Note 7.75%, due 02/01/2013	$1,000	$995
Total Corporate Debt Securities (cost: $19,685)		19,351
	Shares	Value
PREFERRED STOCKS (0.6%)
Savings Institutions (0.6%)
Indymac Bank FSB–144A	40,000	$1,005
Total Preferred Stocks (cost: $1,000)		1,005
	Principal	Value
SECURITY LENDING COLLATERAL (16.6%)
Debt (16.0%)
Bank Notes (1.2%)
Bank of America
5.27%, due 07/16/2007 *	$438	$438
5.27%, due 08/17/2007 *	731	731
5.30%, due 09/17/2007 *	730	730
Commercial Paper (5.9%)
Barton Capital Corp.–144A 5.30%, due 07/11/2007 5.31%, due 07/12/2007	728 291	728 291
Bear Stearns & Co. 5.44%, due 07/10/2007	73	73
CAFCO LLC–144A 5.32%, due 07/16/2007	290	290
Clipper Receivables Corp. 5.31%, due 07/10/2007	291	291
CRC Funding LLC–144A 5.32%, due 07/16/2007	290	290
Den Danske Bank 5.28%, due 07/09/2007	146	146
Falcon Asset Securitization Corp.–144A 5.31%, due 07/17/2007	304	304
Grampian Funding LLC–144A 5.35%, due 07/18/2007	290	290
Greyhawk Funding LLC–144A 5.29%, due 07/12/2007	292	292
Jupiter Securitization Corp.–144A 5.32%, due 07/26/2007	146	146
Lexington Parker Capital–144A 5.29%, due 07/03/2007	292	292
Liberty Street–144A 5.28%, due 07/02/2007 5.29%, due 07/18/2007 5.33%, due 07/31/2007	292 292 146	292 292 146

	Principal	Value
Commercial Paper (continued)
Morgan Stanley & Co.
5.45%, due 08/01/2007	$146	$146
Old Line Funding Corp.–144A 5.32%, due 07/12/2007	291	291
Paradigm Funding LLC–144A 5.31%, due 07/16/2007	290	290
Park Avenue Receivables Corp.–144A 5.32%, due 07/23/2007	727	727
Sheffield Receivables Corp.–144A 5.29%, due 07/06/2007 5.32%, due 07/17/2007	219 727	219 727
Three Pillars Funding Corp.–144A 5.33%, due 07/25/2007	728	728
Variable Funding Capital Corp.–144A 5.31%, due 07/05/2007 5.29%, due 07/11/2007 5.29%, due 07/12/2007	729 727 728	729 727 728
Euro Dollar Overnight (2.4%)
Abbey National PLC 5.28%, due 07/05/2007	365	365
Bank of Montreal 5.29%, due 07/02/2007 5.28%, due 07/03/2007	292 730	292 730
BNP Paribas 5.35%, due 07/02/2007	292	292
Calyon 5.38%, due 07/02/2007	292	292
Marshall & Ilsley Bank 5.29%, due 07/06/2007	405	405
National Australia Bank 5.32%, due 07/02/2007	292	292
Rabobank Netherland 5.33%, due 07/02/2007 5.28%, due 07/05/2007	292 730	292 730
Svenska Handelsbanken 5.30%, due 07/02/2007	213	213
Euro Dollar Terms (3.3%)
Banco Bilbao Vizcaya Argentaria 5.30%, due 08/10/2007	365	365
Bank of Montreal 5.31%, due 08/14/2007	438	438
Bank of Nova Scotia 5.28%, due 07/09/2007 5.29%, due 07/11/2007	219 292	219 292

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica U.S. Government Securities 3

Transamerica U.S. Government Securities

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Barclays
5.30%, due 07/16/2007	$292	$292
5.32%, due 09/04/2007	146	146
Canadian Imperial Bank of Commerce 5.30%, due 07/30/2007	365	365
Credit Suisse First Boston Corp. 5.29%, due 07/13/2007 5.29%, due 07/18/2007	292 584	292 584
First Tennessee National Corp. 5.30%, due 07/18/2007	146	146
Fortis Bank 5.29%, due 07/09/2007 5.30%, due 07/20/2007 5.30%, due 07/26/2007	146 365 292	146 365 292
Skandinaviska Enskilda Banken AB 5.29%, due 07/19/2007	219	219
Wells Fargo 5.28%, due 07/12/2007 5.28%, due 07/13/2007	730 365	730 365
Repurchase Agreements (3.2%) ††
Credit Suisse First Boston Corp. 5.42%, dated 06/29/2007 to be repurchased at $755 on 07/02/2007	755	755

	Principal	Value
Merrill Lynch & Co.
5.34%, dated 06/29/2007 to be
repurchased at $2,751 on 07/02/2007	$2,750	$2,750
Morgan Stanley Dean Witter & Co. 5.37%, dated 06/29/2007 to be repurchased at $611 on 07/02/2007	611	611
Morgan Stanley Dean Witter & Co. 5.43%, dated 06/29/2007 to be repurchased at $988 on 07/02/2007	988	988
	Shares	Value
Investment Companies (0.6%)
Barclays Global Institutional Money Market Fund 1-day yield of 5.25%	438,194	$438
Reserve Primary Money Market Fund 1-day yield of 5.23%	60,765	61
Vanguard Prime Money Market Fund 1-day yield of 5.19%	422,127	422
Total Security Lending Collateral (cost: $26,558)		26,558
Total Investment Securities (cost: $185,453) #		$183,173

NOTES TO SCHEDULE OF INVESTMENTS:

†  At June 30, 2007, all or a portion of this security is on loan (see Note 1). The value at June 30, 2007, of all securities on loan is $25,953.

(a)  The security has a perpetual maturity. The date shown is the next call date.

(b)  Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of June 30, 2007.

*  Floating or variable rate note. Rate is listed as of June 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $5,193, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 07/03/2007–12/01/2036, respectively.

#  Aggregate cost for federal income tax purposes is $185,691. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $125 and $2,643, respectively. Net unrealized depreciation for tax purposes is $2,518.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $23,252 or 14.6% of the net assets of the Fund.

FHA  Federal Housing Administration

PIK  Payment In-Kind

REIT  Real Estate Investment Trust

VA  Veterans Affairs

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica U.S. Government Securities 4

Transamerica U.S. Government Securities

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $185,453) (including securities loaned of $25,953)	$183,173
Cash	253
Receivables:
Investment securities sold	6,897
Shares sold	74
Interest	1,900
Income from loaned securities	5
Dividend reclaims receivable	1
192,303
Liabilities:
Investment securities purchased	6,118
Accounts payable and accrued liabilities:
Shares redeemed	7
Management and advisory fees	72
Service fees	2
Administration fees	3
Payable for collateral for securities on loan	26,558
Other	38
32,798
Net Assets	$159,505
Net Assets Consist of:
Capital stock ($.01 par value)	$133
Additional paid-in capital	154,301
Undistributed (accumulated) net investment income (loss)	12,038
Undistributed (accumulated) net realized gain (loss) from investment securities	(4,687)
Net unrealized appreciation (depreciation) on investment securities	(2,280)
Net Assets	$159,505
Net Assets by Class:
Initial Class	$151,035
Service Class	8,470
Shares Outstanding:
Initial Class	12,634
Service Class	696
Net Asset Value and Offering Price Per Share:
Initial Class	$11.95
Service Class	12.17

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$4,318
Income from loaned securities–net	55
4,373
Expenses:
Management and advisory fees	456
Printing and shareholder reports	11
Custody fees	15
Administration fees	17
Legal fees	2
Audit fees	9
Trustees fees	3
Service fees:
Service Class	11
Other	1
Total expenses	525
Net Investment Income (Loss)	3,848
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	(693)
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(1,776)
Net Realized and Unrealized Gain (Loss) on Investment Securities	(2,469)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,379

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica U.S. Government Securities 5

Transamerica U.S. Government Securities

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$3,848	$8,189
Net realized gain (loss) from investment securities	(693)	(2,916)
Change in unrealized appreciation (depreciation) on investment securities	(1,776)	908
	1,379	6,181
Distributions to Shareholders:
From net investment income:
Initial Class	–	(6,216)
Service Class	–	(1,020)
	–	(7,236)
From net realized gains:
Initial Class	–	(225)
Service Class	–	(37)
	–	(262)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	12,701	18,809
Service Class	3,687	27,524
	16,388	46,333
Dividends and distributions reinvested:
Initial Class	–	6,441
Service Class	–	1,057
	–	7,498
Cost of shares redeemed:
Initial Class	(27,051)	(46,380)
Service Class	(3,853)	(27,385)
	(30,904)	(73,765)
	(14,516)	(19,934)
Net increase (decrease) in net assets	(13,137)	(21,251)
Net Assets:
Beginning of period	172,642	193,893
End of period	$159,505	$172,642
Undistributed (accumulated) net investment income (loss)	$12,038	$8,190

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	1,055	1,588
Service Class	302	2,284
	1,357	3,872
Shares issued–reinvested from distributions:
Initial Class	–	555
Service Class	–	90
	–	645
Shares redeemed:
Initial Class	(2,256)	(3,919)
Service Class	(315)	(2,285)
	(2,571)	(6,204)
Net increase (decrease) in shares outstanding:
Initial Class	(1,201)	(1,776)
Service Class	(13)	89
	(1,214)	(1,687)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica U.S. Government Securities 6

Transamerica U.S. Government Securities

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$11.86	$0.28	$(0.19)	$0.09	$–	$–	$–	$11.95
	12/31/2006	11.94	0.52	(0.14)	0.38	(0.44)	(0.02)	(0.46)	11.86
	12/31/2005	12.32	0.43	(0.15)	0.28	(0.50)	(0.16)	(0.66)	11.94
	12/31/2004	12.42	0.40	–	0.40	(0.44)	(0.06)	(0.50)	12.32
	12/31/2003	12.32	0.36	(0.01)	0.35	(0.25)	–	(0.25)	12.42
	12/31/2002	11.89	0.42	0.26	0.68	(0.25)	–	(0.25)	12.32
Service Class	6/30/2007	12.09	0.27	(0.19)	0.08	–	–	–	12.17
	12/31/2006	12.18	0.51	(0.14)	0.37	(0.44)	(0.02)	(0.46)	12.09
	12/31/2005	12.53	0.41	(0.16)	0.25	(0.44)	(0.16)	(0.60)	12.18
	12/31/2004	12.64	0.37	(0.01)	0.36	(0.41)	(0.06)	(0.47)	12.53
	12/31/2003	12.58	0.38	(0.29)	0.09	(0.03)	–	(0.03)	12.64

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2007	0.76%	$151,035	0.62%	0.62%	4.65%	83%
	12/31/2006	3.27	164,070	0.62	0.62	4.41	184
	12/31/2005	2.23	186,335	0.67	0.67	3.50	92
	12/31/2004	3.30	211,847	0.72	0.72	3.19	82
	12/31/2003	2.95	275,208	0.69	0.69	2.89	124
	12/31/2002	5.81	284,569	0.71	0.71	3.50	379
Service Class	6/30/2007	0.66	8,470	0.87	0.87	4.40	83
	12/31/2006	3.06	8,572	0.87	0.87	4.27	184
	12/31/2005	1.98	7,558	0.92	0.92	3.27	92
	12/31/2004	2.90	5,250	0.97	0.97	2.97	82
	12/31/2003	0.68	1,421	0.96	0.96	4.53	124

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Transamerica U.S. Government Securities (the "Fund") share classes commenced operations as follows:

Initial Class – May 13, 1994
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  For the period ended June 30, 2007 and the years ended December 31, 2006, 2005, 2004 and 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica U.S. Government Securities 7

Transamerica U.S. Government Securities

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica U.S. Government Securities (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $24, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica U.S. Government Securities 8

Transamerica U.S. Government Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.55% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.63% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $9.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica U.S. Government Securities 9

Transamerica U.S. Government Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $8. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$18,402
U.S. Government	110,638
Proceeds from maturities and sales of securities:
Long-Term	20,616
U.S. Government	117,606

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and capital loss carryover.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through
$3,973	December 31, 2014

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica U.S. Government Securities 10

Transamerica Value Balanced

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,062.70	0.83%	$4.24
Hypothetical (b)	1,000.00	1,020.68	0.83	4.16
Service Class
Actual	1,000.00	1,061.50	1.08	5.52
Hypothetical (b)	1,000.00	1,019.44	1.08	5.41

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHIC PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At June 30, 2007

This chart shows the percentage breakdown by asset type of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Value Balanced 1

Transamerica Value Balanced

SCHEDULE OF INVESTMENTS v
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (1.8%)
U.S. Treasury Bond 8.00%, due 11/15/2021	$240	$307
U.S. Treasury Note 4.88%, due 05/31/2009 4.50%, due 05/15/2017 4.50%, due 02/15/2036	300 3,391 2,677	300 3,251 2,424
U.S. Treasury STRIPS Zero Coupon, due 02/15/2036	6,000	1,416
Total U.S. Government Obligations (cost: $7,894)		7,698
U.S. GOVERNMENT AGENCY OBLIGATIONS (12.0%)
Fannie Mae 5.50%, due 08/01/2017 6.00%, due 01/01/2018 5.00%, due 05/01/2018 6.00%, due 01/01/2034 6.00%, due 08/01/2034 6.00%, due 10/01/2034 5.50%, due 05/01/2035 5.00%, due 07/01/2035 5.50%, due 07/01/2036 6.00%, due 08/01/2036	1,372 1,645 1,011 1,491 599 990 5,296 3,913 3,430 4,583	1,357 1,655 981 1,482 595 983 5,121 3,677 3,310 4,536
Freddie Mac 5.35%, due 11/14/2011 5.00%, due 04/01/2018 5.50%, due 09/01/2018 5.50%, due 11/01/2018 6.00%, due 11/01/2033 6.00%, due 12/01/2033 5.50%, due 06/01/2035 5.00%, due 07/01/2035 5.50%, due 01/01/2036	3,800 1,868 560 1,845 1,272 1,122 4,915 3,827 2,240	3,776 1,812 553 1,823 1,267 1,117 4,758 3,596 2,166
Freddie Mac, Series 2631, Class CE 4.25%, due 10/15/2026	3,000	2,920
Freddie Mac, Series 3188, Class CK 5.00%, due 11/15/2032	3,544	3,440
Ginnie Mae 6.50%, due 10/15/2027 6.00%, due 02/20/2034 6.00%, due 08/20/2034	569 834 128	581 831 127
Total U.S. Government Agency Obligations (cost: $54,026)		52,464
MORTGAGE-BACKED SECURITIES (2.7%)
American Tower Trust, Series 2007-1A, Class C–144A 5.62%, due 04/15/2037	1,090	1,059

	Principal	Value
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW14, Class A4
5.20%, due 12/01/2038	$2,250	$2,142
Crown Castle Towers LLC, Series 2006-1A, Class AFX–144A 5.24%, due 11/15/2036	2,022	1,987
Morgan Stanley Capital I, Series 2006-HQ10, Class A4 5.33%, due 11/12/2041 *	2,320	2,231
SBA CMBS Trust, Series 2006-1A, Class A–144A 5.31%, due 11/15/2036	1,800	1,773
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4 5.57%, due 10/15/2048 *	2,249	2,201
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class H–144A 5.74%, due 06/15/2049 *	570	522
Total Mortgage-Backed Securities (cost: $12,263)		11,915
CORPORATE DEBT SECURITIES (9.6%)
Agriculture (0.2%)
Michael Foods, Inc. 8.00%, due 11/15/2013	700	707
Air Transportation (0.3%)
United AirLines, Inc. 6.64%, due 07/02/2022	1,204	1,209
Automotive Service Stations (0.1%)
Petro Stopping Centers, LP / Petro Financial Corp. 9.00%, due 02/15/2012	435	459
Business Credit Institutions (0.2%)
Pemex Finance, Ltd. 9.03%, due 02/15/2011	975	1,039
Commercial Banks (0.8%)
HBOS PLC-144A 6.66%, due 05/21/2037 (a)(b)	550	528
ICICI Bank, Ltd., Series B–144A 5.90%, due 01/12/2010 *	1,421	1,423
PNC Preferred Funding Trust I (MTN)–144A 6.52%, due 03/15/2012 (a)(b)	600	607
Shinsei Finance Cayman, Ltd.–144A 6.42%, due 07/20/2016 (a)(b)	580	564
Wachovia Capital Trust III 5.80%, due 03/15/2011 (a)(b)	560	558

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Value Balanced 2

Transamerica Value Balanced

SCHEDULE OF INVESTMENTS v (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Construction (0.2%)
DR Horton, Inc., Senior Note 5.38%, due 06/15/2012	$1,000	$938
Department Stores (0.1%)
Neiman-Marcus Group, Inc.(PIK) 9.00%, due 10/15/2015	500	535
Electric Services (0.4%)
Empresa Nacional de Electricidad SA/Chile, Series B 8.50%, due 04/01/2009	1,300	1,360
PSEG Funding Trust I 5.38%, due 11/16/2007	427	427
Food & Kindred Products (0.4%)
Bunge, Ltd. Finance Corp. 4.38%, due 12/15/2008	1,955	1,923
Food Stores (0.1%)
Stater Brothers Holdings, Inc. 8.13%, due 06/15/2012	600	604
Holding & Other Investment Offices (0.9%)
iStar Financial, Inc. REIT 4.88%, due 01/15/2009	2,000	1,974
PPF Funding, Inc. REIT–144A 5.35%, due 04/15/2012	1,800	1,769
Hotels & Other Lodging Places (0.1%)
Las Vegas Sands Corp. 6.38%, due 02/15/2015	700	666
Insurance (0.4%)
Oil Insurance, Ltd.–144A 7.56%, due 06/30/2011 (a)(b)	650	672
St Paul Travelers Cos. (The), Inc. 6.75%, due 06/20/2036	1,030	1,065
Life Insurance (0.3%)
Prudential Financial, Inc. 5.75%, due 07/15/2033	1,200	1,113
Lumber & Other Building Materials (0.1%)
CRH America, Inc. 5.30%, due 10/15/2013	650	623
Metal Mining (0.1%)
Vale Overseas, Ltd, Guaranteed Note 6.25%, due 01/23/2017	460	456
Mortgage Bankers & Brokers (0.2%)
ILFC E-Capital Trust II–144A 6.25%, due 12/21/2065 (b)	765	746

	Principal	Value
Motion Pictures (0.2%)
News America Holdings, Inc.,
Guaranteed Senior Note
7.75%, due 12/01/2045	$610	$669
Oil & Gas Extraction (0.5%)
Husky Oil Co. 8.90%, due 08/15/2028 (b)	1,320	1,361
PetroHawk Energy Corp., Senior Note 9.13%, due 07/15/2013	720	761
Paper & Paper Products (0.3%)
Celulosa Arauco y Constitucion SA 8.63%, due 08/15/2010	1,240	1,340
Printing & Publishing (0.2%)
Idearc, Inc., Senior Note 8.00%, due 11/15/2016	1,000	1,010
Radio & Television Broadcasting (0.5%)
AMFM, Inc., Senior Note 8.00%, due 11/01/2008	2,025	2,077
Real Estate (0.3%)
Post Apartment Homes, LP 6.30%, due 06/01/2013	1,247	1,270
Restaurants (0.2%)
Aramark Corp., Senior Note–144A 8.50%, due 02/01/2015	700	712
Security & Commodity Brokers (1.1%)
Ameriprise Financial, Inc., Subordinated Note 7.52%, due 06/01/2066 (b)	835	870
Discover Financial Services, Senior Note–144A 5.89%, due 06/11/2010 *	1,625	1,625
E*Trade Financial Corp. 8.00%, due 06/15/2011	500	513
JP Morgan Chase Capital XVIII 6.95%, due 08/17/2036 *	1,145	1,157
Mizuho JGB Investment LLC, Series A–144A 9.87%, due 06/30/2008 (a)(b)	790	821
Telecommunications (0.2%)
Nextel Communications, Inc., Series D 7.38%, due 08/01/2015	728	728
Transportation & Public Utilities (0.3%)
Hertz, Corp., Senior Note 8.88%, due 01/01/2014	650	678
TEPPCO Partners LP, Subordinated Note 7.00%, due 06/01/2067 (b)	650	625

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Value Balanced 3

Transamerica Value Balanced

SCHEDULE OF INVESTMENTS v (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Water Transportation (0.9%)
Carnival Corp.
3.75%, due 11/15/2007	$2,900	$2,883
Royal Caribbean Cruises, Ltd. 8.75%, due 02/02/2011	1,000	1,080
Total Corporate Debt Securities (cost: $42,726)		42,145
	Shares	Value
PREFERRED STOCKS (0.1%)
Savings Institutions (0.1%)
Indymac Bank FSB–144A	25,600	$643
Total Preferred Stocks (cost: $640)		643
COMMON STOCKS (74.1%)
Apparel Products (0.9%)
Hanesbrands, Inc. ‡	151,200	4,087
Chemicals & Allied Products (1.6%)
Colgate-Palmolive Co.	56,000	3,632
Praxair, Inc.	45,000	3,240
Commercial Banks (7.2%)
Bank of America Corp.	211,844	10,357
Citigroup, Inc.	205,170	10,523
PNC Financial Services Group, Inc.	70,000	5,011
Wachovia Corp.	67,640	3,467
Wells Fargo & Co.	60,000	2,110
Computer & Data Processing Services (5.5%)
Microsoft Corp.	825,000	24,313
Electric Services (1.3%)
Dominion Resources, Inc.	45,000	3,884
Duke Energy Corp.	92,000	1,684
Electronic & Other Electric Equipment (1.4%)
General Electric Co.	165,000	6,316
Food & Kindred Products (0.9%)
Kraft Foods, Inc.–Class A	110,723	3,903
Gas Production & Distribution (0.3%)
Spectra Energy Corp.	46,000	1,194
Holding & Other Investment Offices (2.5%)
Plum Creek Timber Co., Inc. REIT	125,000	5,207
Rayonier, Inc. REIT	125,000	5,642
Insurance (1.3%)
American International Group, Inc.	80,000	5,602
Life Insurance (0.2%)
Genworth Financial, Inc.–Class A	20,000	688

	Shares	Value
Lumber & Wood Products (0.2%)
Louisiana-Pacific Corp.	50,000	$946
Mining (0.8%)
Fording Canadian Coal Trust	110,000	3,610
Motion Pictures (7.8%)
Time Warner, Inc.	1,300,000	27,352
Walt Disney Co.	200,000	6,828
Oil & Gas Extraction (3.4%)
Anadarko Petroleum Corp.	110,000	5,719
Chesapeake Energy Corp.	49,800	1,723
EOG Resources, Inc.	100,000	7,306
Paper & Allied Products (0.6%)
Kimberly-Clark Corp.	40,000	2,676
Petroleum Refining (9.1%)
BP PLC, Sponsored ADR	175,000	12,624
Exxon Mobil Corp.	75,000	6,291
Marathon Oil Corp.	160,000	9,594
Murphy Oil Corp.	60,000	3,566
Valero Energy Corp.	105,000	7,755
Pharmaceuticals (11.9%)
Bristol-Myers Squibb Co.	725,000	22,881
Merck & Co., Inc.	430,000	21,414
Pfizer, Inc.	180,600	4,618
Schering-Plough Corp.	100,000	3,044
Radio & Television Broadcasting (0.0%)
Citadel Broadcasting Corp.	15,359	99
Railroads (1.1%)
Union Pacific Corp.	40,000	4,606
Savings Institutions (3.8%)
Washington Mutual, Inc.	395,000	16,843
Security & Commodity Brokers (7.0%)
AllianceBernstein Holding, LP	275,000	23,950
Jefferies Group, Inc.	77,900	2,102
Raymond James Financial, Inc.	150,000	4,635
Telecommunications (0.8%)
Sprint Nextel Corp.	175,000	3,624
Tobacco Products (4.1%)
Altria Group, Inc.	160,000	11,222
Loews Corp. - Carolina Group	90,000	6,954
U.S. Government Agencies (0.4%)
Fannie Mae	26,000	1,699
Total Common Stocks (cost: $230,090)		324,541

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Value Balanced 4

Transamerica Value Balanced

SCHEDULE OF INVESTMENTS v (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.1%)
U.S. Treasury Bill 4.41%, due 09/13/2007	$300	$297
Total Short-Term U.S. Government Obligations (cost: $297)		297
Total Investment Securities (cost: $347,936) #		$439,703
	Contracts t	Value
WRITTEN OPTIONS (-1.1%)
Covered Call Options (-0.4%)
Altria Group, Inc.	300	$(81)
Call Strike $95.00
Expires 09/22/2007
Altria Group, Inc. Call Strike $100.00 Expires 01/19/2008	500	(107)
EOG Resources, Inc. Call Strike $75.00 Expires 07/21/2007	1,000	(132)
Exxon Mobil Corp. Call Strike $80.00 Expires 07/21/2007	200	(90)
Genworth Financial, Inc. Call Strike $35.00 Expires 09/22/2007	200	(30)
Louisiana-Pacific Corp. Call Strike $22.50 Expires 08/18/2007	500	(4)
Murphy Oil Corp. Call Strike $60.00 Expires 07/21/2007	600	(76)
Plum Creek Timber Co., Inc. Call Strike $40.00 Expires 08/18/2007	1,250	(306)
PNC Financial Services Group, Inc. Call Strike $80.00 Expires 08/18/2007	300	(3)
Praxair, Inc. Call Strike $70.00 Expires 07/21/2007	450	(123)
Raymond James Financial, Inc. Call Strike $30.00 Expires 08/18/2007	500	(101)
Rayonier, Inc. Call Strike $45.00 Expires 08/18/2007	400	(56)
Schering-Plough Corp. Call Strike $25.00 Expires 01/19/2008	500	(320)

	Contracts t	Value
Covered Call Options (continued)
Sprint Nextel Corp.	1,750	$(254)
Call Strike $20.00
Expires 08/18/2007
Put Options (-0.7%)
American International Group, Inc. Put Strike $55.00 Expires 01/19/2008	1,600	(44)
Bank of America Corp. Put Strike $45.00 Expires 08/18/2007	200	(5)
BP PLC, ADR Put Strike $55.00 Expires 10/20/2007	200	(1)
Chesapeake Energy Corp. Put Strike $27.50 Expires 07/21/2007	1,000	(5)
Cia Vale Do Rio Doce Put Strike $27.50 Expires 09/22/2007	1,000	(5)
Cisco Systems, Inc. Put Strike $15.00 Expires 01/19/2008	3,000	(8)
Citigroup, Inc. Put Strike $42.50 Expires 09/22/2007	210	(5)
Colgate-Palmolive Co. Put Strike $65.00 Expires 08/18/2007	340	(54)
Dominion Resources, Inc. Put Strike $75.00 Expires 01/19/2008	250	(31)
Duke Energy Corp. Put Strike $17.50 Expires 01/19/2008	2,250	(197)
Fannie Mae Put Strike $50.00 Expires 09/22/2007	1,500	(26)
Fording Canadian Coal Trust Put Strike $20.00 Expires 09/22/2007	1,100	(8)
Great Plains Energy Put Strike $30.00 Expires 12/22/2007	2,200	(418)
Jefferies Group, Inc. Put Strike $25.00 Expires 07/21/2007	1,750	(70)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Value Balanced 5

Transamerica Value Balanced

SCHEDULE OF INVESTMENTS v (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Contracts t	Value
Put Options (continued)
Johnson & Johnson	1,600	$(324)
Put Strike $55.00
Expires 01/17/2009
Pfizer, Inc. Put Strike $20.00 Expires 01/19/2008	2,100	(42)
Schering-Plough Corp. Put Strike $20.00 Expires 01/19/2008	1,000	(10)
United Health Group Put Strike $45.00 Expires 01/17/2009	1,000	(310)
United Health Group Put Strike $50.00 Expires 01/17/2009	1,000	(495)
Vodafone Group, PLC Put Strike $25.00 Expires 10/20/2007	1,000	(10)

	Contracts t	Value
Put Options (continued)
Vodafone Group, PLC	1,000	$(10)
Put Strike $22.50
Expires 10/20/2007
Vodafone Group, PLC Put Strike $22.50 Expires 01/17/2009	3,000	(98)
Washington Mutual, Inc. Put Strike $40.00 Expires 01/19/2008	300	(63)
Yahoo!, Inc. Put Strike $25.00 Expires 01/17/2009	3,000	(669)
Total Written Options (premiums: $5,039)		$(4,591)

NOTES TO SCHEDULE OF INVESTMENTS:

v  Substantially all of the Fund's securities are pledged as collateral by the custodian for the listed open option contracts written by the Fund.

*  Floating or variable rate note. Rate is listed as of June 30, 2007.

(a)  The security has a perpetual maturity. The date shown is the next call date.

(b)  Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of June 30, 2007.

‡  Non-income producing.

t  Contract amounts are not in thousands.

#  Aggregate cost for federal income tax purposes is $347,551. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $96,606 and $4,454, respectively. Net unrealized appreciation for tax purposes is $92,152.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $15,451 or 3.5% of the net assets of the Fund.

ADR  American Depositary Receipt

PIK  Payment In-Kind

REIT  Real Estate Investment Trust

STRIPS  Separate Trading of Registered Interest and Principal of Securities

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Value Balanced 6

Transamerica Value Balanced

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $347,936)	$439,703
Cash	1,747
Receivables:
Investment securities sold	5,256
Shares sold	1
Interest	1,059
Dividends	522
Dividend reclaims receivable	1
448,289
Liabilities:
Investment securities purchased	4,869
Accounts payable and accrued liabilities:
Shares redeemed	252
Management and advisory fees	273
Service fees	2
Administration fees	7
Written options (premiums $5,039)	4,591
Other	179
10,173
Net Assets	$438,116
Net Assets Consist of:
Capital stock ($.01 par value)	$297
Additional paid-in capital	310,009
Undistributed (accumulated) net investment income (loss)	18,195
Undistributed (accumulated) net realized gain (loss) from investment securities and written options	17,400
Net unrealized appreciation (depreciation) on:
Investment securities	91,767
Written option contracts	448
Net Assets	$438,116
Net Assets by Class:
Initial Class	$430,229
Service Class	7,887
Shares Outstanding:
Initial Class	29,165
Service Class	519
Net Asset Value and Offering Price Per Share:
Initial Class	$14.75
Service Class	15.19

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends	$4,612
Interest	3,403
8,015
Expenses:
Management and advisory fees	1,657
Printing and shareholder reports	78
Custody fees	28
Administration fees	44
Legal fees	4
Audit fees	9
Trustees fees	7
Service fees:
Service Class	9
Other	4
Total expenses	1,840
Net Investment Income (Loss)	6,175
Net Realized Gain (Loss) from:
Investment securities	10,850
Written option contracts	2,700
13,550
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	9,148
Written option contracts	(1,817)
7,331
Net Realized and Unrealized Gain (Loss) on Investment Securities and Written Option Contracts	20,881
Net Increase (Decrease) in Net Assets Resulting from Operations	$27,056

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Value Balanced 7

Transamerica Value Balanced

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$6,175	$12,181
Net realized gain (loss) from investment securities and written options	13,550	17,200
Change in unrealized appreciation (depreciation) on investment securities and written options	7,331	34,958
	27,056	64,339
Distributions to Shareholders:
From net investment income:
Initial Class	–	(11,258)
Service Class	–	(127)
	–	(11,385)
From net realized gains:
Initial Class	–	(17,068)
Service Class	–	(210)
	–	(17,278)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	9,103	15,807
Service Class	1,396	2,851
	10,499	18,658
Dividends and distributions reinvested:
Initial Class	–	28,326
Service Class	–	337
	–	28,663
Cost of shares redeemed:
Initial Class	(47,003)	(100,749)
Service Class	(496)	(2,334)
	(47,499)	(103,083)
	(37,000)	(55,762)
Net increase (decrease) in net assets	(9,944)	(20,086)
Net Assets:
Beginning of period	448,060	468,146
End of period	$438,116	$448,060
Undistributed (accumulated) net investment income (loss)	$18,195	$12,020

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	642	1,189
Service Class	94	208
	736	1,397
Shares issued–reinvested from distributions:
Initial Class	–	2,225
Service Class	–	26
	–	2,251
Shares redeemed:
Initial Class	(3,278)	(7,567)
Service Class	(34)	(170)
	(3,312)	(7,737)
Net increase (decrease) in shares outstanding:
Initial Class	(2,636)	(4,153)
Service Class	60	64
	(2,576)	(4,089)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Value Balanced 8

Transamerica Value Balanced

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$13.88	$0.20	$0.67	$0.87	$–	$–	$–	$14.75
	12/31/2006	12.88	0.36	1.52	1.88	(0.35)	(0.53)	(0.88)	13.88
	12/31/2005	13.48	0.31	0.51	0.82	(0.36)	(1.06)	(1.42)	12.88
	12/31/2004	12.41	0.36	0.86	1.22	(0.15)	–	(0.15)	13.48
	12/31/2003	10.66	0.30	1.81	2.11	(0.36)	–	(0.36)	12.41
	12/31/2002	13.29	0.33	(2.20)	(1.87)	(0.28)	(0.48)	(0.76)	10.66
Service Class	6/30/2007	14.31	0.19	0.69	0.88	–	–	–	15.19
	12/31/2006	13.25	0.34	1.57	1.91	(0.32)	(0.53)	(0.85)	14.31
	12/31/2005	13.86	0.28	0.52	0.80	(0.35)	(1.06)	(1.41)	13.25
	12/31/2004	12.74	0.37	0.87	1.24	(0.12)	–	(0.12)	13.86
	12/31/2003	11.08	0.18	1.52	1.70	(0.04)	–	(0.04)	12.74

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)	Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover Rate (e)
Initial Class	6/30/2007	6.27%	$430,229	0.83%	2.80%	14%
	12/31/2006	15.27	441,492	0.83	2.70	41
	12/31/2005	6.59	462,906	0.85	2.34	58
	12/31/2004	9.96	525,519	0.84	2.88	98
	12/31/2003	20.16	249,184	0.82	2.68	53
	12/31/2002	(13.82)	247,459	0.83	2.84	123
Service Class	6/30/2007	6.15	7,887	1.08	2.54	14
	12/31/2006	15.04	6,568	1.08	2.45	41
	12/31/2005	6.21	5,240	1.10	2.09	58
	12/31/2004	9.83	3,711	1.10	2.81	98
	12/31/2003	15.40	462	1.09	2.26	53

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Transamerica Value Balanced (the "Fund") share classes commenced operations as follows:

Initial Class – January 3, 1995

Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Value Balanced 9

Transamerica Value Balanced

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Value Balanced (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2007 of $6 are included in net realized gains in the Statement of Operations.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Option contracts: The Fund may enter into options contracts to manage exposure to market fluctuations. Options are valued at the average of the bid and ask ("Mean Quote") established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are imperfect correlation between the change in value of the securities held and the prices of

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Value Balanced 10

Transamerica Value Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

the options contracts; the possibility of an illiquid market; and inability of the counterparty to meet the contracts terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. Options are marked-to-market daily to reflect the current value of the option written.

The underlying face amounts of open contracts at June 30, 2007 are listed in the Schedule of Investments.

Transactions in written call and put options were as follows:

	Premium	Contracts*
Balance at December 31, 2006	$4,266	39,491
Sales	3,967	30,650
Closing Buys	–	–
Expirations	(2,700)	(25,389)
Exercised	(494)	(4,702)
Balance at June 30, 2007	$5,039	40,050

*  Contracts not in thousands

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.75% of the first $500 million of ANA
0.65% of the next $500 million of ANA
0.60% of ANA over $1 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Value Balanced 11

Transamerica Value Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $24.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $19. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$32,086
U.S. Government	29,465
Proceeds from maturities and sales of securities:
Long-Term	53,846
U.S. Government	24,626

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, investment in partnership and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through
$2,049	December 31, 2011

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Value Balanced 12

Transamerica Value Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 5.–(continued)

management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING
PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Transamerica Value Balanced 13

Van Kampen Active International Allocation

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,128.20	0.98%	$5.17
Hypothetical (b)	1,000.00	1,019.93	0.98	4.91
Service Class
Actual	1,000.00	1,126.30	1.23	6.48
Hypothetical (b)	1,000.00	1,018.65	1.23	6.16

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Region
At June 30, 2007

This chart shows the percentage breakdown by region of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Active International Allocation 1

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.1%)
Mexico (0.1%)
Fomento Economico Mexicano SA de CV	39,000	$153
United Kingdom (0.0%)
Berkeley Group Holdings PLC ‡	1,109	40
Total Convertible Preferred Stocks (cost: $131)		193
PREFERRED STOCKS (1.7%)
Brazil (1.4%)
Aracruz Celulose SA–Class B	7,497	50
Banco Bradesco SA	14,000	338
Banco Itau Holding Financeira SA	7,119	317
Brasil Telecom Participacoes SA	4,562	55
Centrais Eletricas Brasileiras SA–Class B	2,161,988	64
Cia de Bebidas das Americas	317,986	223
Cia Energetica de Minas Gerais	5,656	120
Cia Vale do Rio Doce–Class A	24,440	915
Contax Participacoes SA	4,715	6
Embratel Participacoes SA	4,810,936	18
Gerdau SA	6,875	177
Klabin SA	12,500	44
Petroleo Brasileiro SA	44,000	1,176
Sadia SA	9,000	42
Tele Norte Leste Participacoes SA	5,631	107
Usinas Siderurgicas de Minas Gerais SA–Class A	3,000	171
Vivo Participacoes SA	13,563	67
Votorantim Celulose e Papel SA	703	16
Germany (0.3%)
Porsche AG	188	336
RWE AG	956	96
Volkswagen AG	2,424	253
Russia (0.0%)
Surgutneftegaz, ADR	1,100	73
Total Preferred Stocks (cost: $2,318)		4,664
COMMON STOCKS ( 85.5%)
Australia (4.4%)
AGL Energy, Ltd.	5,245	68
Alinta, Ltd.	3,028	39
Alumina, Ltd.	29,755	197
Amcor, Ltd.	23,105	146
AMP, Ltd.	15,002	129
Ansell, Ltd.	1,835	19
Asciano Group ‡	2,862	25
Australia & New Zealand Banking Group, Ltd.	16,310	401
BHP Billiton, Ltd.	92,000	2,734

	Shares	Value
Australia (continued)
BlueScope Steel, Ltd.	19,926	$175
Boral, Ltd.	15,307	114
Brambles, Ltd. ‡	11,167	115
Caltex Australia, Ltd.	10,136	204
Coca-Cola Amatil, Ltd.	6,040	49
Coles Group, Ltd.	12,117	166
Commonwealth Bank of Australia	13,478	632
CSL, Ltd.	808	60
CSR, Ltd.	24,831	73
Foster's Group, Ltd.	23,028	125
Insurance Australia Group, Ltd.	19,171	93
John Fairfax Holdings, Ltd.	11,649	46
Leighton Holdings, Ltd.	2,026	71
Lend Lease Corp, Ltd.	5,605	88
Macquarie Bank, Ltd.	2,358	170
Macquarie Infrastructure Group	26,280	80
Mayne Group, Ltd.	10,157	35
National Australia Bank, Ltd.	18,067	629
Newcrest Mining, Ltd.	8,522	165
OneSteel, Ltd.	14,572	79
Orica, Ltd.	7,346	186
Origin Energy, Ltd.	72,622	612
PaperlinX, Ltd.	11,828	37
QBE Insurance Group, Ltd.	7,831	207
Rinker Group, Ltd.	24,421	390
Rio Tinto, Ltd.	7,980	669
Santos, Ltd.	53,330	631
Sonic Healthcare, Ltd.	1,548	20
Stockland	413	3
Suncorp-Metway, Ltd.	6,220	106
Tabcorp Holdings, Ltd.	4,577	67
Telstra Corp., Ltd.	24,350	95
Toll Holdings, Ltd.	2,862	35
Transurban Group	8,674	59
Wesfarmers, Ltd.	4,341	168
Westpac Banking Corp.	19,060	415
Woodside Petroleum, Ltd.	29,811	1,157
Woolworths, Ltd.	11,826	271
Austria (1.1%)
Andritz AG	1,028	68
Bank Austria Creditanstalt AG	848	164
Boehler-Uddeholm AG	1,284	128
Erste Bank der Oesterreichischen Sparkassen AG	8,810	688
Flughafen Wien AG	386	38
IMMOFINANZ AG ‡	9,810	143

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Active International Allocation 2

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Austria (continued)
Mayr-Melnhof Karton AG	157	$36
Meinl European Land, Ltd. ‡	3,219	92
OMV AG	5,992	400
Raiffeisen International Bank Holding AG	2,327	370
Telekom Austria AG	11,766	294
Verbund - Oesterreichische Elektrizitaetswirtschafts AG–Class A	2,330	119
Voestalpine AG	2,600	219
Wiener Staedtische Allgemeine Versicherung AG	654	47
Wienerberger AG	2,178	161
Belgium (0.7%)
AGFA-Gevaert NV	971	25
Bekaert SA	84	12
Belgacom SA	1,604	71
Delhaize Group	487	48
Dexia	14,853	466
Fortis	16,597	706
InBev	239	19
KBC Groupe	2,042	276
Solvay SA	848	134
UCB SA	1,503	89
Umicore	361	79
Bermuda (0.3%)
Cheung Kong Infrastructure Holdings, Ltd.	7,000	26
China Water Affairs Group, Ltd. ‡	422,806	247
Cosco Pacific, Ltd.	38,000	100
Esprit Holdings, Ltd.	8,900	113
Frontline, Ltd.	800	37
Kerry Properties, Ltd.	4,963	31
Li & Fung, Ltd.	61,614	222
NWS Holdings, Ltd.	31,581	79
Ship Finance International, Ltd.	205	6
Ship Finance International, Ltd. †	306	9
Yue Yuen Industrial Holdings	7,000	22
Brazil (0.5%)
Arcelor Brasil SA m	2,964	83
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	650	25
Cia de Bebidas das Americas	67,196	48
Cia de Concessoes Rodoviarias	12,000	223
Cia Siderurgica Nacional SA	744	38
Empresa Brasileira de Aeronautica SA	6,979	84
Gol Linhas Aereas Inteligentes SA, ADR †	9,600	317
Lojas Renner SA	8,300	154

	Shares	Value
Brazil (continued)
Souza Cruz SA	3,500	$85
Uniao de Bancos Brasileiros SA, GDR	2,750	310
Cayman Islands (0.2%)
Chaoda Modern Agriculture	48,000	37
China Infrastructure Machinery Holdings, Ltd.	55,000	120
Hopewell Highway Infrastructure, Ltd.	83,425	78
Hutchison Telecommunications International, Ltd.	13,000	17
Kingboard Chemicals Holdings Co., Ltd.	6,500	30
Li Ning Co., Ltd.	26,000	63
Prime Success International Group	91,900	76
Wasion Meters Group, Ltd.	43,225	25
China (1.4%)
Air China, Ltd.–Class H	70,000	53
Aluminum Corp. of China, Ltd.	72,000	121
Angang New Steel Co.–Class H	2,000	4
Anhui Expressway Co.–Class H	90,000	76
Bank of China, Ltd. ‡	375,000	186
Bank of Communications Co., Ltd.–Class H ‡	246,000	262
China Communications Construction Co., Ltd.–Class H	78,000	140
China Construction Bank–Class H	723,100	498
China Life Insurance Co., Ltd.–Class H	123,000	442
China Petroleum & Chemical Corp.–Class H	286,000	316
China Shenhua Energy Co., Ltd.–Class H	58,500	204
China Shipping Development Co., Ltd.–Class H	28,973	67
China Telecom Corp., Ltd.–Class H	272,000	160
COSCO Holdings–Class H	62,675	90
Datang International Power Generation Co., Ltd. ‡	32,000	49
Dongfeng Motor Group Co., Ltd.–Class H	42,971	23
Guangzhou R&F Properties Co., Ltd.–Class H	18,000	55
Huaneng Power International Inc.–Class H	72,000	82
Jiangxi Copper Co., Ltd.	25,000	42
PetroChina Co., Ltd.–Class H	270,000	398
Ping An Insurance Group Co. of China, Ltd.	22,000	155
Shanghai Electric Group Corp.–Class H	14,000	6
Sichuan Expressway Co., Ltd.–Class H	196,000	59
Sinopec Shanghai Petrochemical Co., Ltd.–Class H	10,000	7
Tianjin Capital Environmental Protection–Class H	107,000	82
Yanzhou Coal Mining Co., Ltd.	38,000	58
Zhejiang Expressway Co., Ltd.–Class H	10,000	11
Zijin Mining Group Co., Ltd.	67,500	40

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Active International Allocation 3

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Colombia (0.0%)
BanColombia SA, Sponsored ADR	4,000	$131
Cyprus (0.0%)
Bank of Cyprus Public Co., Ltd.	6,100	103
Denmark (0.5%)
Danske Bank A/S	13,439	551
DSV A/S	3,000	59
GN Store Nord ‡	4,900	58
Novo Nordisk A/S–Class B	3,200	348
Novozymes A/S–Class B	786	91
Vestas Wind Systems A/S ‡	2,300	152
Finland (1.0%)
Cargotec Corp.	646	40
Fortum Oyj	4,428	139
Kesko Oyj–Class B	2,181	145
Kone Oyj	1,292	82
Metso Oyj	3,581	212
Neste Oil Oyj †	1,107	44
Nokia Oyj	42,358	1,190
Outokumpu Oyj	2,264	77
Rautaruukki Oyj	1,488	96
Sampo Oyj	4,154	120
Stora Enso Oyj–Class R	9,824	185
Tietoenator Oyj	1,767	57
UPM-Kymmene Oyj	8,551	211
Uponor Oyj	495	19
Wartsila Oyj–Class B	796	53
France (7.1%)
Accor SA	3,853	342
Air Liquide	3,244	427
Alcatel-Lucent	20,707	290
Alstom ‡	5,250	881
Arkema ‡	812	53
Atos Origin ‡	183	11
AXA	29,339	1,268
BNP Paribas	21,367	2,550
Bouygues	4,023	338
Business Objects SA ‡	555	22
Cap Gemini SA	1,993	146
Carrefour SA	7,048	496
Casino Guichard Perrachon SA	764	77
Cie de Saint-Gobain	4,028	454
Cie Generale D'Optique Essilor International SA	706	84
CNP Assurances	1,120	144
Credit Agricole SA	7,981	325

	Shares	Value
France (continued)
Dassault Systemes SA	517	$33
France Telecom SA	21,244	585
Gecina SA REIT	562	94
Groupe Danone †	5,254	426
Hermes International	2,007	227
Imerys SA	521	53
Klepierre REIT	474	81
Lafarge SA	2,773	507
Lagardere S.C.A.	1,411	123
L'Oreal SA	586	69
LVMH Moet Hennessy Louis Vuitton SA	4,541	525
Michelin (C.G.D.E.)–Class B	1,068	150
Neopost SA	581	85
Pernod-Ricard	121	27
Peugeot SA	1,217	98
PPR SA	635	111
Publicis Groupe	938	41
Renault SA	1,252	202
Safran SA	814	21
Sanofi-Aventis	12,591	1,022
Schneider Electric SA	5,042	709
Societe BIC SA	377	28
Societe Generale–Class A	8,192	1,522
Societe Television Francaise 1	1,155	40
Sodexho Alliance SA	2,055	148
Suez SA	1,004	58
Suez SA	8,183	470
Technip SA	796	66
Thales SA	1,604	98
Thomson Multimedia SA	2,434	46
Total SA	32,488	2,644
Unibail REIT	639	164
Unibail-Rodamco REIT	599	154
Valeo SA	886	48
Veolia Environnement †	2,097	164
Vinci SA	3,684	276
Vivendi Universal SA	8,819	380
Zodiac SA	138	11
Germany (9.0%)
Adidas AG	5,468	345
Allianz AG	7,997	1,875
Altana AG	1,624	39
BASF AG	11,787	1,548
Bayer AG	10,260	777
Beiersdorf AG	1,338	95
Celesio AG	2,110	137

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Active International Allocation 4

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Germany (continued)
Commerzbank AG	15,194	$728
Continental AG	3,372	476
DaimlerChrysler AG	21,005	1,946
Deutsche Bank AG	8,341	1,214
Deutsche Boerse AG	3,441	389
Deutsche Lufthansa AG	5,916	166
Deutsche Post AG	18,522	601
Deutsche Postbank AG	1,360	120
Deutsche Telekom AG	73,677	1,362
E.ON AG	15,956	2,678
Fresenius Medical Care AG	4,953	228
Heidelberger Druckmaschinen †	1,350	66
Henkel KGaA	4,761	251
Hochtief AG	1,439	157
Hypo Real Estate Holding	3,512	228
Infineon Technologies AG ‡	13,612	226
KarstadtQuelle AG ‡	2,034	69
Linde AG	1,711	206
Man AG	4,022	580
Merck KGaA	1,134	156
Metro AG	3,703	307
Muenchener Rueckversicherungs AG	4,031	741
Puma AG Rudolf Dassler Sport	324	144
RWE AG	10,703	1,142
SAP AG	22,964	1,181
Siemens AG	20,798	2,993
Suedzucker AG	1,922	43
ThyssenKrupp AG	9,410	561
TUI AG ‡†	5,942	165
Volkswagen AG	4,066	649
Greece (0.3%)
Alpha Bank A.E.	5,975	188
EFG Eurobank Ergasias SA	3,597	118
National Bank of Greece SA	5,427	311
OPAP SA	2,900	103
Titan Cement Co. SA	900	52
Hong Kong (1.0%)
Bank of East Asia, Ltd.	14,803	83
BOC Hong Kong Holdings, Ltd.	34,000	81
Cathay Pacific Airways, Ltd.	10,000	25
Cheung Kong Holdings, Ltd.	14,000	183
China Mobile Hong Kong, Ltd.	49,000	526
China Overseas Land & Investment, Ltd.	142,000	222
China Resources Enterprise	30,000	113
CLP Holdings, Ltd.	16,003	107
Guangdong Investment, Ltd.	356,000	208

	Shares	Value
Hong Kong (continued)
Hang Lung Properties, Ltd.	18,000	$62
Hang Seng Bank, Ltd.	6,700	91
Henderson Land Development	7,000	48
Hong Kong & China Gas	39,610	83
Hong Kong Exchanges and Clearing, Ltd.	10,000	141
HongKong Electric Holdings	13,000	66
Hopewell Holdings, Ltd.	6,000	24
Hutchison Whampoa, Ltd.	19,920	198
Hysan Development Co., Ltd.	8,311	22
Johnson Electric Holdings, Ltd.	24,018	13
Link (The) REIT	15,500	34
MTR Corp.	13,837	33
New World Development Co. Rights m	124	—	o
New World Development, Ltd.	22,622	57
PCCW, Ltd.	35,220	22
Shangri-La Asia, Ltd.	9,125	22
Sino Land Co.	11,158	23
Sun Hung Kai Properties, Ltd.	12,000	144
Swire Pacific, Ltd.–Class A	8,500	94
Techtronic Industries Co.	11,000	15
Television Broadcasts, Ltd.	3,000	21
Wharf Holdings, Ltd.	12,016	48
India (1.2%)
ABB, Ltd. India	1,380	37
Ambuja Cements, Ltd.	8,900	27
Associated Cement Co., Ltd.	254	6
Bajaj Auto, Ltd.	554	29
Bharat Forge, Ltd.	856	6
Bharat Heavy Electricals	2,410	91
Bharti Televentures ‡	19,698	404
Cipla, Ltd.	1,590	8
Dish TV India, Ltd. ‡	1,022	3
Dr. Reddy's Laboratories, Ltd.	1,812	29
GAIL India, Ltd.	4,622	35
Glenmark Pharmaceuticals, Ltd.	528	9
Grasim Industries, Ltd.	615	40
HDFC Bank, Ltd.	3,444	97
Hero Honda Motors, Ltd.	1,470	25
Hindalco Industries, Ltd.	9,700	38
Hindustan Lever, Ltd.	14,676	68
Housing Development Finance Corp.	3,253	162
ICICI Bank, Ltd.	11,152	262
ICICI Bank, Ltd., Sponsored ADR †	1,400	69
I-Flex Solutions, Ltd.	156	10
Infosys Technologies, Ltd.	7,036	333
ITC, Ltd.	19,500	74

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Active International Allocation 5

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
India (continued)
Larsen & Toubro, Ltd.	1,843	$99
Mahindra & Mahindra, Ltd.	1,848	33
Maruti Udyog, Ltd.	1,252	23
Oil & Natural Gas Corp., Ltd.	4,326	96
Ranbaxy Laboratories, Ltd.	2,677	23
Reliance Communication, Ltd. ‡	12,200	155
Reliance Energy, Ltd.	520	8
Reliance Industries, Ltd.	11,484	479
Satyam Computer Services, Ltd.	8,261	95
Sun Pharma Advanced Research Co., Ltd. m	407	1
Sun Pharmaceuticals Industries, Ltd.	844	21
Tata Consultancy Services, Ltd.	2,285	64
Tata Iron & Steel Co., Ltd.	2,378	35
Tata Motors, Ltd.	3,419	56
UTI Bank, Ltd.	2,100	31
Wipro, Ltd.	3,567	45
Wire & Wireless Data ‡	889	1
ZEE Entertainment Enterprises, Ltd.	3,687	27
Zee News, Ltd. ‡	803	1
Indonesia (0.5%)
Astra International Tbk PT	74,000	138
Bank Central Asia Tbk PT	478,500	289
Bank Mandiri Persero Tbk PT	210,500	73
Bank Rakyat Indonesia	132,000	84
Indocement Tunggal Prakarsa Tbk PT	132,500	92
Telekomunikasi Indonesia Tbk PT	314,500	343
United Tractors Tbk PT	323,000	295
Ireland (0.1%)
Allied Irish Banks PLC	1,400	38
Depfa Bank PLC	8,256	146
Italy (0.6%)
Assicurazioni Generali SpA	12,968	520
Capitalia SpA	2,159	21
Intesa Sanpaolo SpA	46,123	344
UniCredito Italiano SpA †	82,957	742
Unione Di Banche Italiane SCPA	2,332	59
Japan (20.9%)
77 Bank, Ltd. (The)	10,000	65
Acom Co., Ltd.	440	16
Advantest Corp.	4,600	200
Aeon Co., Ltd.	10,300	191
Aeon Credit Service Co., Ltd.	500	8
Aiful Corp.	425	12
Ajinomoto Co., Inc.	15,000	173
Alps Electric Co., Ltd.	3,300	33

	Shares	Value
Japan (continued)
Amada Co., Ltd.	7,000	$87
Asahi Breweries, Ltd.	7,100	110
Asahi Glass Co., Ltd. †	27,000	364
Asahi Kasei Corp.	24,000	157
Asatsu-DK, Inc.	300	10
Astellas Pharma, Inc.	10,000	434
Bank of Kyoto, Ltd. (The)	8,000	96
Bank of Yokohama, Ltd. (The)	34,000	238
Benesse Corp.	600	17
Bridgestone Corp.	21,000	449
Canon, Inc.	20,850	1,221
Casio Computer Co., Ltd.	8,700	136
Central Japan Railway Co.	37	389
Chiba Bank, Ltd. (The)	21,000	186
Chiyoda Corp.	5,000	95
Chubu Electric Power Co., Inc.	9,900	262
Chugai Pharmaceutical Co., Ltd.	5,702	102
Citizen Watch Co., Ltd.	6,900	62
COMSYS Holdings Corp.	4,000	46
Credit Saison Co., Ltd.	1,100	29
CSK Corp.	1,500	53
Dai Nippon Printing Co., Ltd.	9,000	134
Daicel Chemical Industries, Ltd.	3,000	20
Daiichi Sanyko Co., Ltd.	13,556	359
Daikin Industries, Ltd.	4,000	145
Daimaru, Inc.	5,000	60
Dainippon Ink & Chemical, Inc.	12,000	46
Daito Trust Construction Co., Ltd.	3,300	157
Daiwa House Industry Co., Ltd.	20,000	285
Daiwa Securities Group, Inc.	36,000	383
Denki Kagaku Kogyo KK	7,000	31
Denso Corp.	15,200	593
Dowa Holdings Co., Ltd. m	10,000	—	o
Dowa Mining Co., Ltd.	10,000	106
E*Trade Securities Co., Ltd.	46	49
East Japan Railway Co.	87	669
Ebara Corp.	7,000	32
Eisai Co., Ltd.	4,600	200
Familymart Co., Ltd.	1,200	32
Fanuc, Ltd.	4,200	433
Fast Retailing Co., Ltd.	2,100	149
Fuji Electric Holdings Co., Ltd.	4,000	20
Fuji Soft ABC, Inc.	900	21
FUJIFILM Holdings Corp.	10,300	460
Fujikura, Ltd.	5,000	37
Fujitsu, Ltd.	38,000	279

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Active International Allocation 6

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Japan (continued)
Fukuoka Financial Group, Inc. ‡	18,000	$119
Furukawa Electric Co., Ltd. (The)	14,000	77
Hirose Electric Co., Ltd.	600	79
Hitachi Construction Machinery Co., Ltd.	700	24
Hitachi, Ltd.	68,000	482
Hokuhoku Financial Group, Inc.	32,000	103
Honda Motor Co., Ltd.	36,300	1,323
Hoya Corp.	8,400	278
Ibiden Co., Ltd.	2,500	161
Index Corp.	26	11
Inpex Holdings, Inc.	8	74
Isetan Co., Ltd.	3,800	62
Ishikawajima-Harima Heavy Industries Co., Ltd.	22,000	80
Itochu Corp.	37,000	428
Itochu Techno-Science Corp.	700	27
Japan Airlines System Corp. ‡†	16,000	30
Japan Real Estate Investment Corp. REIT	17	200
Japan Retail Fund Investment REIT	11	95
Japan Tobacco, Inc.	100	492
JFE Holdings, Inc.	7,800	484
JGC Corp.	6,000	112
Joyo Bank, Ltd. (The)	22,000	136
JS Group Corp.	4,700	95
JSR Corp.	2,800	67
Kajima Corp.	27,000	113
Kaneka Corp.	5,000	42
Kansai Electric Power Co. (The), Inc.	19,100	451
Kao Corp.	14,000	362
Kawasaki Heavy Industries, Ltd.	22,000	90
Keihin Electric Express Railway Co., Ltd.	6,000	40
Keio Corp.	2,000	13
Keyence Corp.	720	157
Kikkoman Corp.	3,000	45
Kintetsu Corp.	38,000	114
Kirin Brewery Co., Ltd.	21,000	313
Kobe Steel, Ltd.	41,000	155
Komatsu, Ltd.	24,100	699
Konami Corp.	2,300	53
Konica Minolta Holdings, Inc.	9,500	140
Kubota Corp.	34,000	275
Kuraray Co., Ltd.	7,000	82
Kurita Water Industries, Ltd.	1,300	41
Kyocera Corp.	3,400	362
Kyowa Hakko Kogyo Co., Ltd.	6,011	57
Kyushu Electric Power Co., Inc.	5,500	144

	Shares	Value
Japan (continued)
Lawson, Inc.	800	$28
Leopalace21 Corp.	2,600	89
Mabuchi Motor Co., Ltd.	500	31
Marubeni Corp.	36,000	296
Marui Co., Ltd.	8,800	111
Matsui Securities Co., Ltd.	4,400	39
Matsushita Electric Industrial Co., Ltd.	47,000	931
Matsushita Electric Works, Ltd.	7,000	89
Meiji Seika Kaisha, Ltd.	3,000	14
Meitec Corp.	300	9
Millea Holdings, Inc.	17,548	719
Minebea Co., Ltd.	8,000	45
Mitsubishi Chemical Holdings Corp.	15,500	142
Mitsubishi Corp.	32,300	845
Mitsubishi Electric Corp.	47,000	435
Mitsubishi Estate Co., Ltd.	26,000	705
Mitsubishi Heavy Industries, Ltd.	80,000	512
Mitsubishi Materials Corp.	37,000	202
Mitsubishi Rayon Co., Ltd.	10,000	71
Mitsubishi Tokyo Financial Group, Inc.	187	2,059
Mitsubishi UFJ Securities Co.	7,000	78
Mitsui & Co., Ltd.	39,000	775
Mitsui Chemicals, Inc.	9,000	68
Mitsui Fudosan Co., Ltd.	19,000	532
Mitsui Mining & Smelting Co., Ltd.	21,000	98
Mitsui O.S.K. Lines, Ltd.	2,000	27
Mitsui Sumitomo Insurance Co., Ltd.	29,000	371
Mitsui Trust Holdings, Inc.	17,000	148
Mitsukoshi, Ltd.	4,000	20
Mizuho Financial Group, Inc.	228	1,575
Murata Manufacturing Co., Ltd.	4,100	308
NEC Corp.	41,000	212
NEC Electronics Corp. ‡	1,100	29
NET One Systems Co., Ltd.	16	18
NGK Insulators, Ltd.	8,000	196
NGK Spark Plug Co., Ltd.	5,000	87
Nidec Corp.	2,200	129
Nikon Corp.	6,000	167
Nintendo Co., Ltd.	1,600	584
Nippon Building Fund, Inc. REIT	17	235
Nippon Electric Glass Co., Ltd.	6,000	106
Nippon Express Co., Ltd.	20,000	114
Nippon Meat Packers, Inc.	3,000	36
Nippon Mining Holdings, Inc.	12,500	120
Nippon Oil Corp.	34,000	316
Nippon Paper Group, Inc.	56	186

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Active International Allocation 7

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Japan (continued)
Nippon Sheet Glass Co., Ltd.	9,000	$41
Nippon Steel Corp.	105,000	738
Nippon Telegraph & Telephone Corp.	61	270
Nippon Yusen Kabushiki Kaisha	24,000	220
Nishi-Nippon City Bank, Ltd.	10,000	37
Nissan Chemical Industries, Ltd.	3,000	35
Nissan Motor Co., Ltd.	53,000	567
Nisshin Seifun Group, Inc.	5,500	54
Nissin Food Products Co., Ltd.	1,600	54
Nitto Denko Corp.	4,800	242
Nomura Holdings, Inc.	52,400	1,018
Nomura Research Institute, Ltd.	2,600	76
NSK, Ltd.	15,000	155
NTN Corp.	11,000	95
NTT Data Corp.	28	133
NTT DoCoMo, Inc.	84	133
Obayashi Corp.	20,000	109
Obic Co., Ltd.	170	34
Oji Paper Co., Ltd.	23,000	112
Oki Electric Industry Co., Ltd. ‡	12,000	22
Okumura Corp.	5,000	26
Olympus Corp.	3,000	117
Omron Corp.	4,500	118
Onward Kashiyama Co., Ltd.	3,000	38
Oracle Corp.	1,000	44
Oriental Land Co., Ltd.	1,500	78
Osaka Gas Co., Ltd.	44,000	163
Pioneer Corp.	3,100	42
Promise Co., Ltd.	600	18
Resona Holdings, Inc.	111	265
Ricoh Co., Ltd.	12,000	277
Rohm Co., Ltd.	3,400	301
Sanken Electric Co., Ltd.	3,000	29
Sanyo Electric Co., Ltd. ‡†	36,000	59
Secom Co., Ltd.	3,000	141
Seiko Epson Corp.	2,400	69
Sekisui Chemical Co., Ltd.	7,000	54
Sekisui House, Ltd.	22,000	293
Seven & I Holdings Co., Ltd.	15,660	446
Sharp Corp.	20,000	379
Shimachu Co., Ltd.	1,200	32
Shimamura Co., Ltd.	500	53
Shimano, Inc.	1,700	58
Shimizu Corp.	21,000	122
Shin-Etsu Chemical Co., Ltd.	8,500	606
Shinko Securities Co., Ltd.	14,000	72

	Shares	Value
Japan (continued)
Shinsei Bank, Ltd. (The)	28,000	$113
Shionogi & Co., Ltd.	6,000	98
Shiseido Co., Ltd.	6,000	128
Shizuoka Bank, Ltd.	18,000	182
Showa Denko KK	12,000	43
Showa Shell Sekiyu KK	1,700	21
SMC Corp. †	1,500	199
Softbank Corp. †	20,100	433
Sompo Japan Insurance, Inc.	19,000	232
Sony Corp.	16,200	830
Stanley Electric Co., Ltd.	1,000	22
Sumitomo Bakelite Co., Ltd.	3,000	21
Sumitomo Chemical Co., Ltd.	28,000	188
Sumitomo Corp.	24,300	443
Sumitomo Electric Industries, Ltd.	14,700	219
Sumitomo Heavy Industries, Ltd.	9,000	102
Sumitomo Metal Industries, Ltd.	60,000	353
Sumitomo Metal Mining Co., Ltd.	22,000	477
Sumitomo Mitsui Financial Group, Inc.	142	1,322
Sumitomo Realty & Development Co., Ltd.	8,000	260
Sumitomo Trust & Banking Co., Ltd. (The)	36,000	343
T&D Holdings, Inc.	5,500	371
Taiheiyo Cement Corp.	12,000	53
Taisei Corp.	27,000	91
Taisho Pharmaceutical Co., Ltd. †	2,911	58
Taiyo Yuden Co., Ltd.	1,000	23
Takashimaya Co., Ltd.	8,000	101
Takeda Pharmaceutical Co., Ltd.	16,500	1,064
Takefuji Corp.	730	24
TDK Corp.	2,500	241
Teijin, Ltd.	17,000	93
Terumo Corp.	4,400	170
THK Co., Ltd.	800	20
TIS, Inc.	800	18
Tobu Railway Co., Ltd.	21,000	95
Toho Co., Ltd.	800	14
Tohoku Electric Power Co., Inc.	8,700	195
Tokyo Broadcasting System, Inc.	2,100	64
Tokyo Electric Power Co. (The), Inc.	30,300	972
Tokyo Electron, Ltd.	5,000	368
Tokyo Gas Co., Ltd.	48,000	227
Tokyo Tatemono Co., Ltd.	6,000	75
Tokyu Corp.	25,000	167
TonenGeneral Sekiyu KK	8,000	78
Toppan Printing Co., Ltd.	8,000	86
Toray Industries, Inc.	24,000	177

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Active International Allocation 8

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Japan (continued)
Toshiba Corp. †	58,000	$505
Tosoh Corp.	8,000	44
Toto, Ltd.	11,000	95
Toyo Seikan Kaisha, Ltd.	3,100	60
Toyota Industries Corp.	2,100	97
Toyota Motor Corp.	58,600	3,701
Trend Micro, Inc.	2,000	64
Uni-Charm Corp.	400	23
Uniden Corp.	1,000	7
UNY Co., Ltd.	1,000	12
Ushio, Inc. †	1,000	22
West Japan Railway Co.	4	19
Yahoo! Japan Corp.	351	119
Yamada Denki Co., Ltd.	2,310	241
Yamaha Corp.	1,900	39
Yamaha Motor Co., Ltd.	700	20
Yamato Transport Co., Ltd.	5,000	71
Yamazaki Baking Co., Ltd.	1,000	9
Yokogawa Electric Corp.	4,100	55
Malaysia (0.1%)
IJM Corp. Berhad	74,000	179
Mexico (1.5%)
Alfa SAB de CV	6,000	47
America Movil SAB de CV, Series L	472,900	1,462
Cemex SA B de CV ‡	115,772	426
Coca-Cola Femsa SAB de CV	4,000	18
Corporacion Geo SAB de CV ‡	30,900	170
Desarrolladora Homex SA de CV, ADR ‡	2,100	127
Grupo Carso SA de CV–Class A1	15,000	58
Grupo Financiero Banorte SAB de CV Series O	80,100	367
Grupo Mexico SA de CV–Class B	21,000	129
Grupo Modelo SAB de CV, Series C	11,000	60
Grupo Televisa SA–Class CPO	41,000	227
Kimberly-Clark de Mexico de CV–Class A	9,000	39
Telefonos de Mexico SA de CV–Class L	236,000	448
Urbi Desarrollos Urbanos SA de CV ‡	17,600	81
Wal-Mart de Mexico SA de CV–Class V	118,494	450
Netherlands (3.0%)
ABN AMRO Holding NV	37,826	1,739
Akzo Nobel NV	3,688	319
Arcelor Mittal	8,442	531
ASML Holding NV ‡	8,755	242
Corio NV REIT	1,098	86
European Aeronautic Defense and Space Co. †	3,760	122
Heineken NV	10,704	629

	Shares	Value
Netherlands (continued)
ING Groep NV	23,936	$1,060
James Hardie Industries NV	12,239	91
Koninklijke DSM	2,097	104
Koninklijke Philips Electronics NV	14,448	616
Oce NV	1,677	33
Qiagen NV ‡†	3,537	64
Reed Elsevier NV	6,710	128
Royal KPN NV	25,208	419
STMicroelectronics NV	12,420	241
TNT NV	11,732	530
Unilever NV †	29,428	916
Wereldhave NV REIT	447	62
Wolters Kluwer NV	3,731	114
New Zealand (0.0%)
Telecom Corp. of New Zealand, Ltd. †	5,147	18
Norway (0.9%)
DnB Nor ASA	6,204	80
Norsk Hydro ASA	10,690	413
Norske Skogindustrier ASA	2,900	42
Orkla ASA	11,150	211
Statoil ASA	43,950	1,365
Tandberg ASA	2,500	56
Telenor ASA ‡	10,500	206
Yara International ASA	3,038	92
Philippine Islands (0.2%)
Ayala Land, Inc.–Class B	664,560	251
Banco de Oro-EPCI Inc.	19,046	29
Bank of the Philippine Islands	10,610	16
Metropolitan Bank & Trust	37,600	58
Philippine Long Distance Telephone Co.	5,490	315
Poland (0.5%)
Agora SA	1,257	19
Bank Pekao SA	4,443	411
Bank Przemyslowo-Handlowy BPH	319	108
Bank Zachodni WBK SA	877	91
Grupa Kety SA	43	4
KGHM Polska Miedz SA	4,349	168
Pko Bank Polski SA	12,748	251
Polski Koncern Naftowy Orlen SA ‡	10,198	201
Prokom Software SA	380	20
Telekomunikacja Polska SA	23,583	207
Portugal (0.2%)
Banco Comercial Portugues SA–Class R	37,292	209
Brisa-Auto Estradas de Portugal SA	5,252	71

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Active International Allocation 9

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Portugal (0.2%)
Energias de Portugal SA	548	$3
Portugal Telecom SGPS SA	9,627	133
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	476	8
Russia (1.0%)
LUKOIL, ADR	4,709	361
MMC Norilsk Nickel, ADR	2,474	517
Mobile Telesystems, ADR	2,700	164
OAO Gazprom, ADR	4,737	198
OAO Gazprom, Sponsored ADR	10,786	455
Polyus Gold, ADR	1,500	64
Sberbank RF, GDR	279	138
Surgutneftegaz, ADR †	2,200	120
Tatneft, ADR	1,000	91
Unified Energy System, GDR ‡	1,248	169
Vimpel-Communications, Sponsored ADR	1,400	148
Wimm-Bill-Dann Foods OJSC, Sponsored ADR	1,600	166
Singapore (2.5%)
Ascendas Real Estate Investment Trust REIT	48,000	92
Capitaland, Ltd.	55,000	291
CapitaMall Trust REIT	39,800	110
Chartered Semiconductor Manufacturing, Ltd. ‡	64,000	56
City Developments, Ltd.	24,484	277
ComfortDelgro Corp., Ltd.	86,598	123
Cosco Corp., Ltd.	38,000	93
Creative Technology, Ltd	3,450	17
DBS Group Holdings, Ltd.	48,788	727
Fraser and Neave, Ltd.	52,000	185
Jardine Cycle & Carriage, Ltd.	6,013	62
Keppel Corp, Ltd.	50,000	409
Keppel Land, Ltd.	17,000	97
K-REIT Asia REIT	2,600	5
Neptune Orient Lines, Ltd.	30,000	104
Oversea-Chinese Banking Corp.	111,568	667
Parkway Holdings, Ltd.	29,000	76
SembCorp Industries, Ltd.	38,617	144
SembCorp Marine, Ltd.	26,000	83
Singapore Airlines, Ltd.	26,000	320
Singapore Exchange, Ltd.	34,713	222
Singapore Land, Ltd.	10,000	75
Singapore Post, Ltd.	69,000	57
Singapore Press Holdings, Ltd.	69,622	211
Singapore Technologies Engineering, Ltd.	61,184	144
Singapore Telecommunications, Ltd.	448,482	997
STATS ChipPAC, Ltd. ‡	62,000	71

	Shares	Value
Singapore (continued)
United Overseas Bank, Ltd.	51,219	$737
United Overseas Land, Ltd. (Foreign Registered)	27,651	105
Venture Corp., Ltd.	11,879	122
South Africa (0.1%)
MTN Group, Ltd.	28,583	391
South Korea (0.6%)
Doosan Heavy Industries and Construction Co., Ltd.	3,530	339
LG.Philips LCD Co., Ltd. ‡	12,750	567
Samsung Electronics Co., Ltd.	1,020	625
Spain (1.5%)
Altadis SA	6,466	430
Antena 3 de Television SA ‡	634	13
Banco Bilbao Vizcaya Argentaria SA	29,696	730
Banco Popular Espanol SA	8,214	153
Banco Santander Central Hispano SA	51,690	956
Iberdrola SA	4,136	229
Inditex SA	2,351	139
Indra Sistemas SA	1,090	27
Repsol YPF SA	9,250	365
Telefonica SA	51,535	1,151
Sweden (1.8%)
Alfa Laval AB	300	18
Assa Abloy AB–Class B	4,627	102
Atlas Copco AB–Class A	10,038	168
Atlas Copco AB–Class B	6,600	104
Electrolux AB–Class B	2,840	68
Eniro AB	1,500	19
Getinge AB	2,400	52
Hennes & Mauritz AB–Class B	4,530	269
Holmen AB–Class B	850	36
Husqvarna AB–Class A	2,840	40
Husqvarna AB–Class B	852	12
Modern Times Group AB–Class B	450	29
Nordea Bank AB	43,737	686
Sandvik AB	14,455	293
Scania AB–Class B	5,600	137
Skandinaviska Enskilda Banken AB–Class A	7,371	239
Skanska AB–Class B	5,344	115
SKF AB	3,632	77
Ssab Svenskt Stal AB–Class A	3,000	124
Svenska Cellulosa AB–Class B	9,300	156
Svenska Handelsbanken AB–Class A	12,360	347
Swedish Match AB	4,600	89

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Active International Allocation 10

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares		Value
Sweden (continued)
Tele2 AB–Class B	1,950		$32
Telefonaktiebolaget LM Ericsson–Class B	244,873		981
TeliaSonera AB	21,635		159
Volvo AB–Class A	7,045		145
Volvo AB–Class B	15,210		304
Switzerland (5.3%)
ABB, Ltd.	28,850		654
ABB, Ltd., Sponsored ADR	10,200		231
Ciba Specialty Chemicals AG	1,038		68
Clariant AG ‡	3,520		57
Compagnie Financiere Richemont AG–Class A	7,359		441
Credit Suisse Group	13,027		928
Geberit AG	560		95
Givaudan	93		92
Holcim, Ltd.	3,092		335
Kudelski SA	690		24
Logitech International SA ‡	2,964		79
Lonza Group AG	597		55
Merck Serono SA ‡	77		69
Micronas Semiconductor Hold ‡	594		12
Nestle SA	8,848		3,364
Nobel Biocare Holding AG	540		176
Novartis AG	28,189		1,587
OC Oerlikon Corp. AG–Class R ‡	116		62
Roche Holding AG-Genusschein	8,477		1,504
Schindler Holding AG	1,340		89
Straumann Holding AG	231		65
Swatch Group AG	888		50
Swatch Group AG–Class B	438		125
Swiss Reinsurance	6,804		621
Swisscom AG	272		93
Syngenta AG	1,422		278
Synthes, Inc.	1,141		137
UBS AG-Registered	29,107		1,748
Xstrata PLC	20,122		1,206
Zurich Financial Services AG	872		270
Taiwan (0.1%)
AU Optronics Corp., ADR	20,803		358
Turkey (0.2%)
Akbank TAS	16,238		91
Dogan Sirketler Grubu Holdings ‡	1		—	o
KOC Holding AS ‡	—	(a)	—	o
Migros Turk TAS	—	(a)	—	o
Trakya Cam Sanayii AS	1		—	o
Turkcell Iletisim Hizmet AS	57,638		391

	Shares	Value
Turkey (continued)
Turkiye Is Bankasi	24,331	$115
Yapi ve Kredi Bankasi ‡	1	—	o
United Kingdom (15.2%)
3i Group PLC	1,482	35
Aegis Group PLC	10,618	29
Amec PLC	4,244	50
Anglo American PLC	37,629	2,223
ARM Holdings PLC	24,470	72
Arriva PLC	1,921	27
AstraZeneca PLC	24,235	1,305
Aviva PLC	44,589	665
BAE Systems PLC	50,551	411
Balfour Beatty PLC	8,297	74
Barclays PLC	82,453	1,151
Barratt Developments PLC	2,360	47
BBA Aviation PLC	7,008	38
Bellway PLC	1,058	27
BG Group PLC	52,038	858
BHP Billiton PLC	60,598	1,690
Biffa PLC	7,594	41
BP PLC	258,067	3,122
British Airways PLC ‡	8,169	69
British American Tobacco PLC	18,638	635
British Land Co. PLC	5,848	157
British Sky Broadcasting PLC	10,098	130
BT Group PLC	121,362	810
Bunzl PLC	6,075	85
Burberry Group PLC	2,768	38
Cadbury Schweppes PLC	25,723	351
Capita Group PLC	2,067	30
Carnival PLC	3,342	160
Centrica PLC	36,480	284
Close Brothers Group PLC	407	7
Cobham PLC	17,722	72
Compass Group PLC	40,407	280
CSR PLC ‡	2,347	37
Daily Mail and General Trust NV–Class A	3,023	46
Diageo PLC	42,229	879
DSG International	18,341	58
Electrocomponents PLC	7,435	40
Emap PLC	2,105	35
EMI Group PLC	7,963	43
Enterprise Inns PLC	13,734	190
Experian Group, Ltd.	7,320	92
Fiberweb PLC	2,085	7
FirstGroup PLC	6,306	85

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Active International Allocation 11

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
United Kingdom (continued)
Friends Provident PLC	33,205	$119
G4S PLC	3,563	15
GKN PLC	6,509	52
GlaxoSmithKline PLC	82,932	2,171
Hammerson PLC	3,192	92
Hanson PLC	10,915	236
Hays PLC	4,978	17
HBOS PLC	49,358	976
Home Retail Group	7,805	72
HSBC Holdings PLC	74,085	1,360
ICAP PLC	1,517	15
Imi PLC	6,643	79
Imperial Chemical Industries PLC	15,325	191
Imperial Tobacco Group PLC	7,897	366
Intercontinental Hotels Group PLC	6,680	167
International Power PLC	4,604	40
Invensys PLC ‡	1,777	14
INVESCO PLC	2,284	30
J Sainsbury PLC	13,727	161
Johnson Matthey PLC	2,820	96
Kelda Group PLC m	8,174	—	o
Kelda Group PLC	6,287	119
Kesa Electricals PLC	2,470	16
Kingfisher PLC	11,088	50
Ladbrokes PLC	10,893	95
Land Securities Group PLC	5,236	183
Legal & General Group PLC	112,606	339
Liberty International PLC	2,962	68
Lloyds TSB Group PLC	82,451	920
LogicaCMG PLC	12,932	39
London Stock Exchange Group PLC	671	18
Man Group PLC	5,526	68
Marks & Spencer Group PLC	15,040	189
Meggitt PLC	7,991	49
Misys PLC	6,140	29
National Express Group PLC	1,908	41
National Grid PLC	46,428	687
Next PLC	2,340	94
Pearson PLC	7,272	123
Persimmon PLC	2,486	58
Provident Financial PLC	798	11
Prudential PLC	32,467	465
Punch Taverns PLC	4,892	121
Reckitt Benckiser PLC	12,975	712
Reed Elsevier PLC	11,496	149
Rentokil Initial PLC	5,658	18

	Shares	Value
United Kingdom (continued)
Resolution PLC	621	$8
Reuters Group PLC	13,490	168
Rexam PLC	8,365	84
Rio Tinto PLC	26,738	2,053
Rolls-Royce Group PLC ‡	28,486	308
Royal Bank of Scotland Group PLC	114,762	1,457
Royal Dutch Shell PLC–Class A	58,015	2,368
Royal Dutch Shell PLC–Class B	40,521	1,693
Sage Group PLC	18,259	86
Schroders PLC	388	10
Scottish & Southern Energy PLC	14,577	424
Serco Group PLC	1,448	13
Sergo PLC	4,870	61
Severn Trent PLC	4,776	133
Signet Group PLC	14,749	31
Smith & Nephew PLC	9,468	118
Smiths Group PLC m	8,574	—	o
Smiths Group PLC	5,716	136
Stagecoach Group PLC	4,640	17
Tate & Lyle PLC	8,917	102
Taylor Woodrow PLC	5,774	42
Tesco PLC	78,726	661
Tomkins PLC	14,810	77
Unilever PLC	16,952	549
United Business Media PLC	2,459	39
United Utilities PLC	2,726	39
Vodafone Group PLC	779,985	2,626
Whitbread PLC	3,796	135
William Hill PLC	7,914	98
Wimpey (George) PLC	3,860	39
Wolseley PLC	9,102	220
WPP Group PLC	8,912	134
Yell Group PLC	6,135	57
Total Common Stocks (cost: $156,193)		232,628
	Principal	Value
SECURITY LENDING COLLATERAL ( 1.4%)
Debt (1.4%)
Bank Notes (0.1%)
Bank of America
5.27%, due 07/16/2007 *	$65	$65
5.27%, due 08/17/2007 *	108	108
5.30%, due 09/17/2007 *	108	108

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Active International Allocation 12

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Paper (0.5%)
Barton Capital Corp.–144A
5.30%, due 07/11/2007	$108	$108
5.31%, due 07/12/2007	43	43
Bear Stearns & Co. 5.44%, due 07/10/2007	11	11
CAFCO LLC–144A 5.32%, due 07/16/2007	43	43
Clipper Receivables Corp. 5.31%, due 07/10/2007	43	43
CRC Funding LLC–144A 5.32%, due 07/16/2007	43	43
Den Danske Bank 5.28%, due 07/09/2007	22	22
Falcon Asset Securitization Corp.–144A 5.31%, due 07/17/2007	45	45
Grampian Funding LLC–144A 5.35%, due 07/18/2007	43	43
Greyhawk Funding LLC–144A 5.29%, due 07/12/2007	43	43
Jupiter Securitization Corp.–144A 5.32%, due 07/26/2007	22	22
Lexington Parker Capital–144A 5.29%, due 07/03/2007	43	43
Liberty Street–144A 5.28%, due 07/02/2007 5.29%, due 07/18/2007 5.33%, due 07/31/2007	43 43 22	43 43 22
Morgan Stanley & Co. 5.45%, due 08/01/2007	22	22
Old Line Funding Corp.–144A 5.32%, due 07/12/2007	43	43
Paradigm Funding LLC–144A 5.31%, due 07/16/2007	43	43
Park Avenue Receivables Corp.–144A 5.32%, due 07/23/2007	108	108
Sheffield Receivables Corp.–144A 5.29%, due 07/06/2007 5.32%, due 07/17/2007	32 108	32 108
Three Pillars Funding Corp.–144A 5.33%, due 07/25/2007	108	108
Variable Funding Capital Corp.–144A 5.31%, due 07/05/2007 5.29%, due 07/11/2007 5.29%, due 07/12/2007	108 108 108	108 108 108

	Principal	Value
Euro Dollar Overnight (0.2%)
Abbey National PLC 5.28%, due 07/05/2007	$54	$54
Bank of Montreal 5.29%, due 07/02/2007 43 43 5.28%, due 07/03/2007	108	108
BNP Paribas 5.35%, due 07/02/2007	43	43
Calyon 5.38%, due 07/02/2007	43	43
Marshall & Ilsley Bank 5.29%, due 07/06/2007	60	60
National Australia Bank 5.32%, due 07/02/2007	43	43
Rabobank Netherland 5.33%, due 07/02/2007 5.28%, due 07/05/2007	43 108	43 108
Svenska Handelsbanken 5.30%, due 07/02/2007	31	31
Euro Dollar Terms (0.3%)
Banco Bilbao Vizcaya Argentaria 5.30%, due 08/10/2007	54	54
Bank of Montreal 5.31%, due 08/14/2007	65	65
Bank of Nova Scotia 5.28%, due 07/09/2007 5.29%, due 07/11/2007	32 43	32 43
Barclays 5.30%, due 07/16/2007 5.32%, due 09/04/2007	43 22	43 22
Canadian Imperial Bank of Commerce 5.30%, due 07/30/2007	54	54
Credit Suisse First Boston Corp. 5.29%, due 07/13/2007 5.29%, due 07/18/2007	43 86	43 86
First Tennessee National Corp. 5.30%, due 07/18/2007	22	22
Fortis Bank 5.29%, due 07/09/2007 5.30%, due 07/20/2007 5.30%, due 07/26/2007	22 54 43	22 54 43
Skandinaviska Enskilda Banken AB 5.29%, due 07/19/2007	32	32
Wells Fargo 5.28%, due 07/12/2007 5.28%, due 07/13/2007	108 54	108 54

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Active International Allocation 13

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Repurchase Agreements (0.3%) ††
Credit Suisse First Boston Corp. 5.42%, dated 06/29/2007 to be repurchased at $112 on 07/02/2007	$112	$112
Merrill Lynch & Co. 5.34%, dated 06/29/2007 to be repurchased at $407 on 07/02/2007	407	407
Morgan Stanley Dean Witter & Co. 5.37%, dated 06/29/2007 to be repurchased at $90 on 07/02/2007	90	90
Morgan Stanley Dean Witter & Co. 5.43%, dated 06/29/2007 to be repurchased at $146 on 07/02/2007	146	146
	Shares	Value
Investment Companies (0.0%)
Barclays Global Institutional Money Market Fund 1-day yield of 5.25%	64,848	$65
Reserve Primary Money Market Fund 1-day yield of 5.23%	8,993	9
Vanguard Prime Money Market Fund 1-day yield of 5.19%	62,471	62
Total Security Lending Collateral (cost: $3,930)		3,930
Total Investment Securities (cost: $162,572) #		$241,415

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	4,267	09/14/2007	$3,594	$19
British Pound Sterling	7,823	09/14/2007	15,461	218
Euro Dollar	13,744	09/14/2007	18,379	227
Hong Kong Dollar	(49,189)	09/14/2007	(6,308)	5
Japanese Yen	(892,810)	09/14/2007	(7,418)	121
Swedish Krona	5,687	09/14/2007	810	22
			$24,518	$612
FUTURES CONTRACTS:d
	Contractst	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
CAC 40 10 Euro	58	07/18/2007	$4,756	$89
DAX Index	32	09/21/2007	8,728	214
FTSE 100 Index	25	09/21/2007	3,330	(7)
IBEX 35 Index	10	07/20/2007	2,002	9
Nikkei 225 Index	5	09/08/2007	735	5
S&P/MIB Index	2	09/21/2007	572	(4)
TOPIX Index	74	09/07/2007	10,636	(11)
			$30,759	$295

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At June 30, 2007, all or a portion of this security is on loan (see Note 1). The value at June 30, 2007, of all securities on loan is $3,723.

*  Floating or variable rate note. Rate is listed as of June 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $769, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 07/03/2007–12/01/2036, respectively.

o  Value is less than $1.

m  Securities valued as determined in good faith in accordance with procedures established by the Fund's Board of Trustees.

#  Aggregate cost for federal income tax purposes is $164,653. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $78,403 and $1,641, respectively. Net unrealized appreciation for tax purposes is $76,762.

d  At June 30, 2007, cash in the amount of $2,797 is segregated with the custodian to cover margin requirements for open futures contracts.

t  Contract amounts are not in thousands.

(a)  Value is less than 1 share.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $1,307 or 0.5% of the net assets of the Fund.

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

REIT  Real Estate Investment Trust

SGPS  Sociedade Gestora de Participações Socialis (Holding Enterprise)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Active International Allocation 14

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	14.5%	$39,368
Telecommunications	5.3%	14,330
Metal Mining	4.4%	11,950
Oil & Gas Extraction	4.4%	11,937
Pharmaceuticals	3.9%	10,703
Automotive	3.5%	9,555
Petroleum Refining	3.4%	9,210
Electric Services	3.0%	8,149
Chemicals & Allied Products	2.9%	7,891
Insurance	2.7%	7,371
Electronic Components & Accessories	2.7%	7,254
Industrial Machinery & Equipment	2.5%	6,782
Food & Kindred Products	2.1%	5,691
Business Services	2.0%	5,414
Security & Commodity Brokers	1.6%	4,404
Primary Metal Industries	1.6%	4,273
Real Estate	1.4%	3,871
Communications Equipment	1.4%	3,833
Life Insurance	1.3%	3,492
Wholesale Trade Durable Goods	1.2%	3,339
Holding & Other Investment Offices	1.2%	3,291
Beverages	1.2%	3,177
Engineering & Management Services	1.2%	3,140
Computer & Data Processing Services	1.1%	3,029
Computer & Office Equipment	0.9%	2,475
Tobacco Products	0.8%	2,170
Electronic & Other Electric Equipment	0.8%	2,065
Lumber & Other Building Materials	0.7%	1,989
Instruments & Related Products	0.7%	1,870
Department Stores	0.7%	1,835
Residential Building Construction	0.6%	1,754
Food Stores	0.6%	1,694
Transportation & Public Utilities	0.6%	1,659
Rubber & Misc. Plastic Products	0.6%	1,654
Stone, Clay & Glass Products	0.6%	1,560
Railroads	0.6%	1,539
Gas Production & Distribution	0.5%	1,485
Retail Trade	0.5%	1,347
Radio & Television Broadcasting	0.4%	1,212
Printing & Publishing	0.4%	1,084
Wholesale Trade Nondurable Goods	0.4%	1,062
Paper & Allied Products	0.4%	1,022
Air Transportation	0.4%	979
Business Credit Institutions	0.4%	976
Manufacturing Industries	0.4%	957
Medical Instruments & Supplies	0.3%	945

	Percentage of Net Assets	Value
Aerospace	0.3%	$939
Restaurants	0.3%	873
Water Transportation	0.3%	813
Electric, Gas & Sanitary Services	0.3%	801
Motor Vehicles, Parts & Supplies	0.3%	780
Apparel & Accessory Stores	0.3%	704
Hotels & Other Lodging Places	0.2%	609
Construction	0.2%	532
Communication	0.2%	523
Specialty- Real Estate	0.2%	509
Public Administration	0.2%	507
Mining	0.2%	498
Textile Mill Products	0.2%	423
Amusement & Recreation Services	0.1%	404
Environmental Services	0.1%	370
Electrical Goods	0.1%	362
Transportation Equipment	0.1%	325
Radio, Television & Computer Stores	0.1%	315
Apparel Products	0.1%	310
Metal Cans & Shipping Containers	0.1%	290
Trucking & Warehousing	0.1%	278
Office Property	0.1%	235
Automotive Dealers	0.1%	200
Beer, Wine & Distilled Beverages	0.1%	185
Paper & Paper Products	0.1%	156
Shoe Stores	0.1%	154
Personal Credit Institutions	0.0%	107
Furniture & Fixtures	0.0%	95
Management Services	0.0%	78
Leather & Leather Products	0.0%	76
Health Services	0.0%	76
Research & Testing Services	0.0%	64
Fabricated Metal Products	0.0%	38
Agriculture	0.0%	37
Educational Services	0.0%	17
Motion Pictures	0.0%	15
Investment Securities, at value	87.3%	237,485
Short-Term Investments	1.4%	3,930
Total Investment Securities	88.7%	$241,415

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Active International Allocation 15

Van Kampen Active International Allocation

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $162,572) (including securities loaned of $3,723)	$241,415
Cash	21,542
Foreign currency (cost: $4,389)	4,394
Cash on deposit with brokers	2,797
Receivables:
Investment securities sold	3,511
Shares sold	37
Interest	70
Income from loaned securities	8
Dividends	409
Dividend reclaims receivable	125
Variation margin	1,849
Unrealized appreciation on forward foreign currency contracts	612
Other	23
276,792
Liabilities:
Investment securities purchased	43
Accounts payable and accrued liabilities:
Shares redeemed	303
Management and advisory fees	201
Service fees	3
Deferred foreign taxes	67
Administration fees	4
Payable for collateral for securities on loan	3,930
Other	68
4,619
Net Assets	$272,173
Net Assets Consist of:
Capital stock ($.01 par value)	$158
Additional paid-in capital	173,943
Undistributed (accumulated) net investment income (loss)	9,330
Undistributed (accumulated) net realized gain (loss) from investment securities, futures contracts and foreign currency transactions	9,034
Net unrealized appreciation (depreciation) on:
Investment securities	78,777
Futures contracts	295
Translation of assets and liabilities denominated in foreign currencies	636
Net Assets	$272,173
Net Assets by Class:
Initial Class	$255,183
Service Class	16,990
Shares Outstanding:
Initial Class	14,797
Service Class	987
Net Asset Value and Offering Price Per Share:
Initial Class	$17.25
Service Class	17.21

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $386)	$3,894
Interest	515
Income from loaned securities–net	112
4,521
Expenses:
Management and advisory fees	1,074
Printing and shareholder reports	27
Custody fees	133
Administration fees	25
Legal fees	2
Audit fees	9
Trustees fees	4
Service fees:
Service Class	18
Other	2
Total expenses	1,294
Less:
Management and advisory fee waiver	(34)
Net expenses	1,260
Net Investment Income (Loss)	3,261
Net Realized Gain (Loss) from:
Investment securities	7,463
Futures contracts	2,162
Foreign currency transactions	1,307
10,932
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities (net of foreign capital gains tax accrual of $66)	16,204
Futures contracts	(187)
Translation of assets and liabilities denominated in foreign currencies	308
16,325
Net Realized and Unrealized Gain (Loss) on Investment Securities, Futures Contracts and Foreign Currency Transactions	27,257
Net Increase (Decrease) in Net Assets Resulting from Operations	$30,518

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Active International Allocation 16

Van Kampen Active International Allocation

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$3,261	$3,954
Net realized gain (loss) from investment securities, futures contracts and foreign currency transactions	10,932	11,641
Change in unrealized appreciation (depreciation) on investment securities, futures contracts and foreign currency translation	16,325	29,881
	30,518	45,476
Distributions to Shareholders:
From net investment income:
Initial Class	–	(674)
Service Class	–	(15)
	–	(689)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	20,348	40,730
Service Class	4,930	7,895
	25,278	48,625
Dividends and distributions reinvested:
Initial Class	–	674
Service Class	–	15
	–	689
Cost of shares redeemed:
Initial Class	(24,641)	(44,930)
Service Class	(1,767)	(2,178)
	(26,408)	(47,108)
	(1,130)	2,206
Net increase (decrease) in net assets	29,388	46,993
Net Assets:
Beginning of period	242,785	195,792
End of period	$272,173	$242,785
Undistributed (accumulated) net investment income (loss)	$9,330	$6,069

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	1,254	2,953
Service Class	302	564
	1,556	3,517
Shares issued–reinvested from distributions:
Initial Class	–	48
Service Class	–	1
	–	49
Shares redeemed:
Initial Class	(1,536)	(3,287)
Service Class	(110)	(166)
	(1,646)	(3,453)
Net increase (decrease) in shares outstanding:
Initial Class	(282)	(286)
Service Class	192	399
	(90)	113

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Active International Allocation 17

Van Kampen Active International Allocation

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$15.29	$0.21	$1.75	$1.96	$–	$–	$–	$17.25
	12/31/2006	12.42	0.25	2.67	2.92	(0.05)	–	(0.05)	15.29
	12/31/2005	11.30	0.18	1.34	1.52	(0.40)	–	(0.40)	12.42
	12/31/2004	9.98	0.11	1.45	1.56	(0.24)	–	(0.24)	11.30
	12/31/2003	7.59	0.10	2.37	2.47	(0.08)	–	(0.08)	9.98
	12/31/2002	9.16	0.08	(1.63)	(1.55)	(0.02)	–	(0.02)	7.59
Service Class	6/30/2007	15.28	0.19	1.74	1.93	–	–	–	17.21
	12/31/2006	12.43	0.21	2.67	2.88	(0.03)	–	(0.03)	15.28
	12/31/2005	11.32	0.15	1.36	1.51	(0.40)	–	(0.40)	12.43
	12/31/2004	10.00	0.05	1.48	1.53	(0.21)	–	(0.21)	11.32
	12/31/2003	7.50	–	2.50	2.50	–	–	–	10.00

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2007	12.82%	$255,183	0.98%	1.01%	2.59%	9%
	12/31/2006	23.51	230,638	0.94	1.05	1.84	17
	12/31/2005	13.79	190,875	0.94	1.12	1.62	22
	12/31/2004	16.04	151,185	0.99	1.12	1.13	63
	12/31/2003	32.81	187,949	0.99	1.17	1.20	53
	12/31/2002	(16.97)	101,056	1.17	1.17	1.01	118
Service Class	6/30/2007	12.63	16,990	1.23	1.26	2.40	9
	12/31/2006	23.18	12,147	1.19	1.30	1.48	17
	12/31/2005	13.61	4,917	1.19	1.37	1.27	22
	12/31/2004	15.71	2,293	1.24	1.37	0.50	63
	12/31/2003	33.36	116	1.24	1.49	0.05	53

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Van Kampen Active International Allocation (the "Fund") share classes commenced operations as follows:

Initial Class – April 8, 1991
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charge and deductions under the policies or annuity contracts.

(d)  For period ended June 30, 2007 and the years ended December 31, 2006, 2005, 2004 and 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid directly.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Active International Allocation 18

Van Kampen Active International Allocation

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Van Kampen Active International Allocation (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $48, earned by IBT for its services.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Active International Allocation 19

Van Kampen Active International Allocation

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income,capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at June 30, 2007, are listed in the Schedule of Investments.

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

The underlying face amount of open futures contracts at June 30, 2007 are listed on the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities. Variation margin represents the additional payments due or excess deposits made in order to maintain the equity account at the required margin level.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Active International Allocation 20

Van Kampen Active International Allocation

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.85% of the first $250 million of ANA
0.80% of the next $750 million of ANA
0.775% of ANA over $1 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

From January 1, 2007 to April 30, 2007:

0.94% Expense Limit

From May 1, 2007 on:

1.07% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2004	$278	12/31/2007
Fiscal Year 2005	308	12/31/2008
Fiscal Year 2006	233	12/31/2009

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $15.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007,

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Active International Allocation 21

Van Kampen Active International Allocation

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

the amount related to the Emeritus Plan was $9. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$20,186
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	20,022
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions, mark to market on derivative contracts, passive foreign investment companies and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through
$684	December 31, 2011

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Active International Allocation 22

Van Kampen Large Cap Core

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,081.20	0.82%	$4.23
Hypothetical (b)	1,000.00	1,020.73	0.82	4.11
Service Class
Actual	1,000.00	1,079.80	1.07	5.52
Hypothetical (b)	1,000.00	1,019.49	1.07	5.36

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2007

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Large Cap Core 1

Van Kampen Large Cap Core

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (97.9%)
Air Transportation (0.3%)
Southwest Airlines Co.	37,500	$559
Apparel & Accessory Stores (0.9%)
Abercrombie & Fitch Co.–Class A †	21,147	1,543
Beverages (1.7%)
Anheuser-Busch Cos., Inc.	12,210	637
Coca-Cola Co. (The)	43,200	2,260
Business Credit Institutions (0.7%)
Freddie Mac	19,700	1,196
Business Services (4.7%)
eBay, Inc. ‡	128,731	4,143
First Data Corp.	9,800	320
Monster Worldwide, Inc. ‡	29,702	1,221
Moody's Corp.	39,819	2,477
Chemicals & Allied Products (5.0%)
du Pont (E.I.) de Nemours & Co.	40,400	2,054
Monsanto Co.	78,430	5,297
Procter & Gamble Co.	8,500	520
Rohm & Haas Co. †	12,600	689
Commercial Banks (8.0%)
Bank of America Corp.	59,900	2,929
Bank of New York Co., Inc. (The)	29,600	1,227
Barclays PLC, Sponsored ADR	3,400	190
Citigroup, Inc.	62,900	3,226
JP Morgan Chase & Co.	24,900	1,206
PNC Financial Services Group, Inc.	11,140	797
US Bancorp	12,700	418
Wachovia Corp.	43,200	2,214
Wells Fargo & Co.	42,100	1,481
Communication (1.3%)
Comcast Corp.–Class A ‡	81,400	2,289
Communications Equipment (1.4%)
Research In Motion, Ltd. ‡	10,130	2,026
Telefonaktiebolaget LM Ericsson, ADR	7,500	299
Computer & Data Processing Services (4.9%)
Google, Inc.–Class A ‡	11,046	5,781
McAfee, Inc. ‡	200	7
Microsoft Corp.	16,800	495
Yahoo!, Inc. ‡	80,509	2,184
Computer & Office Equipment (2.8%)
Apple, Inc. ‡	18,935	2,311
Cisco Systems, Inc. ‡	10,200	284
Dell, Inc. ‡	41,300	1,179

	Shares	Value
Computer & Office Equipment (continued)
Hewlett-Packard Co.	8,900	$397
International Business Machines Corp.	6,860	722
Seagate Technology, Inc.–Escrow Shares ‡m	36,900	—	o
Drug Stores & Proprietary Stores (0.7%)
CVS Caremark Corp.	34,000	1,239
Electric, Gas & Sanitary Services (0.5%)
Veolia Environnement, ADR †	10,369	813
Electronic & Other Electric Equipment (0.6%)
General Electric Co.	25,800	988
Electronic Components & Accessories (0.7%)
ASML Holding NV, ADR ‡	2,200	60
Flextronics International, Ltd. ‡	16,600	179
Intel Corp.	27,400	651
Texas Instruments, Inc.	10,300	388
Food & Kindred Products (2.9%)
Cadbury Schweppes PLC, ADR	28,900	1,569
Kraft Foods, Inc.–Class A	45,041	1,588
Unilever NV-NY Shares	60,200	1,867
Food Stores (0.7%)
Tesco PLC, Sponsored ADR	48,833	1,230
Holding & Other Investment Offices (3.1%)
Brookfield Asset Management, Inc. †	134,825	5,380
Hotels & Other Lodging Places (2.8%)
Accor SA	14,376	1,276
Marriott International, Inc.–Class A	29,224	1,264
Wynn Resorts, Ltd. †	24,466	2,194
Instruments & Related Products (0.2%)
KLA-Tencor Corp.	5,100	280
Insurance (4.6%)
AFLAC, Inc.	8,100	416
American International Group, Inc.	12,700	889
Berkshire Hathaway, Inc.–Class B ‡	816	2,942
Chubb Corp.	32,380	1,753
Loews Corp.	25,980	1,324
MBIA, Inc.	800	50
Travelers Cos., Inc. (The)	11,000	588
Insurance Agents, Brokers & Service (0.1%)
Hartford Financial Services Group, Inc. (The)	2,000	197
Life Insurance (0.6%)
Genworth Financial, Inc.–Class A	8,400	289
Metlife, Inc.	11,900	767

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Large Cap Core 2

Van Kampen Large Cap Core

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Lumber & Other Building Materials (0.4%)
Home Depot, Inc. (The)	8,100	$319
Lowe's Cos., Inc.	10,400	319
Management Services (1.0%)
Corporate Executive Board Co. †	25,312	1,643
Medical Instruments & Supplies (0.3%)
Boston Scientific Corp. ‡	37,100	569
Motion Pictures (1.7%)
News Corp., Inc.–Class B	39,900	915
Time Warner, Inc.	96,700	2,035
Oil & Gas Extraction (1.9%)
Ultra Petroleum Corp. ‡	59,822	3,305
Paper & Allied Products (2.7%)
International Paper Co.	81,550	3,185
Kimberly-Clark Corp.	21,200	1,418
Pharmaceuticals (11.0%)
Abbott Laboratories	23,600	1,264
Bristol-Myers Squibb Co.	99,200	3,131
Cardinal Health, Inc.	15,200	1,074
Dade Behring Holdings, Inc.	26,756	1,421
Genentech, Inc. ‡	16,350	1,237
GlaxoSmithKline PLC, ADR	30,200	1,582
Lilly (Eli) & Co.	29,000	1,621
Pfizer, Inc.	61,600	1,575
Roche Holding AG, ADR	11,520	1,022
Sanofi-Aventis, ADR †	15,900	640
Schering-Plough Corp.	64,800	1,973
Wyeth	40,900	2,345
Primary Metal Industries (2.0%)
Alcoa, Inc.	36,800	1,492
Nucor Corp.	32,510	1,907
Printing & Publishing (0.7%)
Gannett Co., Inc.	4,700	258
McGraw-Hill Cos., Inc. (The)	13,438	915
Radio & Television Broadcasting (3.9%)
Clear Channel Communications, Inc.	12,399	469
Grupo Televisa SA, Sponsored ADR	94,197	2,601
Liberty Media Holding Corp.–Capital–Class A ‡	6,885	810
Liberty Media Holding Corp.–Interactive–Class A ‡	39,225	876
Viacom, Inc.–Class B ‡	47,750	1,988
Restaurants (1.5%)
McDonald's Corp.	25,715	1,305
Starbucks Corp. ‡	46,751	1,227

	Shares	Value
Retail Trade (7.6%)
Amazon.com, Inc. †‡	60,352	$4,129
Costco Wholesale Corp.	44,042	2,577
Sears Holdings Corp. ‡	24,227	4,106
Wal-Mart Stores, Inc.	48,000	2,309
Rubber & Misc. Plastic Products (0.8%)
NIKE, Inc.–Class B	22,035	1,284
Security & Commodity Brokers (4.0%)
American Express Co.	61,255	3,748
Bear Stearns Cos. Inc. (The)	2,100	294
Chicago Mercantile Exchange	2,288	1,223
Fortress Investment Group LLC–Class A †	3,847	92
Merrill Lynch & Co., Inc.	13,500	1,128
Western Union Co. (The)	15,000	312
Stone, Clay & Glass Products (0.8%)
Cemex SA B de CV, ADR ‡	35,155	1,297
Telecommunications (5.0%)
America Movil SAB de CV, Series L, ADR	48,255	2,988
AT&T, Inc.	31,700	1,316
China Mobile, Ltd., Sponsored ADR	18,713	1,009
Sprint Nextel Corp.	40,560	840
Verizon Communications, Inc.	61,300	2,524
Tobacco Products (0.7%)
Altria Group, Inc.	17,400	1,220
Transportation & Public Utilities (1.8%)
CH Robinson Worldwide, Inc. †	35,571	1,868
Expeditors International of Washington, Inc.	30,856	1,274
Transportation Equipment (0.6%)
Li & Fung, Ltd.	290,000	1,044
U.S. Government Agencies (0.3%)
Fannie Mae	8,580	561
Total Common Stocks (cost: $135,978)		168,343
	Principal	Value
SECURITY LENDING COLLATERAL (8.5%)
Debt (8.2%)
Bank Notes (0.6%)
Bank of America 5.27%, due 07/16/2007 *	$242	$242
5.27%, due 08/17/2007 *	403	403
5.30%, due 09/17/2007 *	403	403
Commercial Paper (3.0%)
Barton Capital Corp.–144A 5.30%, due 07/11/2007	401	401
5.31%, due 07/12/2007	160	160

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Large Cap Core 3

Van Kampen Large Cap Core

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Paper (continued)
Bear Stearns & Co. 5.44%, due 07/10/2007	$40	$40
CAFCO LLC–144A 5.32%, due 07/16/2007	160	160
Clipper Receivables Corp. 5.31%, due 07/10/2007	160	160
CRC Funding LLC–144A 5.32%, due 07/16/2007	160	160
Den Danske Bank 5.28%, due 07/09/2007	80	80
Falcon Asset Securitization Corp.–144A 5.31%, due 07/17/2007	167	167
Grampian Funding LLC–144A 5.35%, due 07/18/2007	160	160
Greyhawk Funding LLC–144A 5.29%, due 07/12/2007	161	161
Jupiter Securitization Corp.–144A 5.32%, due 07/26/2007	80	80
Lexington Parker Capital–144A 5.29%, due 07/03/2007	161	161
Liberty Street–144A 5.28%, due 07/02/2007	161	161
5.29%, due 07/18/2007	161	161
5.33%, due 07/31/2007	80	80
Morgan Stanley & Co. 5.45%, due 08/01/2007	80	80
Old Line Funding Corp.–144A 5.32%, due 07/12/2007	160	160
Paradigm Funding LLC–144A 5.31%, due 07/16/2007	159	159
Park Avenue Receivables Corp.–144A 5.32%, due 07/23/2007	401	401
Sheffield Receivables Corp.–144A 5.29%, due 07/06/2007	121	121
5.32%, due 07/17/2007	401	401
Three Pillars Funding Corp.–144A 5.33%, due 07/25/2007	401	401
Variable Funding Capital Corp.–144A 5.31%, due 07/05/2007	402	402
5.29%, due 07/11/2007	401	401
5.29%, due 07/12/2007	401	401
Euro Dollar Overnight (1.3%)
Abbey National PLC 5.28%, due 07/05/2007	201	201
Bank of Montreal 5.29%, due 07/02/2007	161	161
5.28%, due 07/03/2007	403	403

	Principal	Value
Euro Dollar Overnight (continued)
BNP Paribas 5.35%, due 07/02/2007	$161	$161
Calyon 5.38%, due 07/02/2007	161	161
Marshall & Ilsley Bank 5.29%, due 07/06/2007	223	223
National Australia Bank 5.32%, due 07/02/2007	161	161
Rabobank Netherland 5.33%, due 07/02/2007	161	161
5.28%, due 07/05/2007	403	403
Svenska Handelsbanken 5.30%, due 07/02/2007	117	117
Euro Dollar Terms (1.7%)
Banco Bilbao Vizcaya Argentaria 5.30%, due 08/10/2007	201	201
Bank of Montreal 5.31%, due 08/14/2007	242	242
Bank of Nova Scotia 5.28%, due 07/09/2007	121	121
5.29%, due 07/11/2007	161	161
Barclays 5.30%, due 07/16/2007	161	161
5.32%, due 09/04/2007	81	81
Canadian Imperial Bank of Commerce 5.30%, due 07/30/2007	201	201
Credit Suisse First Boston Corp. 5.29%, due 07/13/2007	161	161
5.29%, due 07/18/2007	322	322
First Tennessee National Corp. 5.30%, due 07/18/2007	81	81
Fortis Bank 5.29%, due 07/09/2007	81	81
5.30%, due 07/20/2007	201	201
5.30%, due 07/26/2007	161	161
Skandinaviska Enskilda Banken AB 5.29%, due 07/19/2007	121	121
Wells Fargo 5.28%, due 07/12/2007	403	403
5.28%, due 07/13/2007	201	201
Repurchase Agreements (1.6%) ††
Credit Suisse First Boston Corp. 5.42%, dated 06/29/2007 to be repurchased at $416 on 07/02/2007	416	416

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Large Cap Core 4

Van Kampen Large Cap Core

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Repurchase Agreements (continued)
Merrill Lynch & Co. 5.34%, dated 06/29/200 to be repurchased at $1,516 on 07/02/2007	$1,516	$1,516
Morgan Stanley Dean Witter & Co. 5.37%, dated 06/29/2007 to be repurchased at $337 on 07/02/2007	337	337
Morgan Stanley Dean Witter & Co. 5.43%, dated 06/29/2007 to be repurchased at $545 on 07/02/2007	544	544
	Shares	Value
Investment Companies (0.3%)
Barclays Global Institutional Money Market Fund 1-day yield of 5.25%	241,558	$242
Reserve Primary Money Market Fund 1-day yield of 5.23%	33,497	33
Vanguard Prime Money Market Fund 1-day yield of 5.19%	232,700	233
Total Security Lending Collateral (cost: $14,640)		14,640
Total Investment Securities (cost: $150,618) #		$182,983

NOTES TO SCHEDULE OF INVESTMENTS:

†  At June 30, 2007, all or a portion of this security is on loan (see Note 1). The value at June 30, 2007, of all securities on loan is $14,286.

‡  Non-income producing.

*  Floating or variable rate note. Rate is listed as of June 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $2,863, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 07/03/2007–12/01/2036, respectively.

o  Value is less than $1.

m  Securities valued as determined in good faith in accordance with procedures established by the Fund's Board of Trustees.

#  Aggregate cost for federal income tax purposes is $151,775. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $34,799 and $3,591, respectively. Net unrealized appreciation for tax purposes is $31,208.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $4,859 or 2.8% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Large Cap Core 5

Van Kampen Large Cap Core

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $150,618) (including securities loaned of $14,286)	$182,983
Cash	3,429
Receivables:
Investment securities sold	1,781
Shares sold	1
Interest	16
Income from loaned securities	1
Dividends	190
Dividend reclaims receivable	3
188,404
Liabilities:
Investment securities purchased	1,098
Accounts payable and accrued liabilities:
Shares redeemed	564
Management and advisory fees	109
Administration fees	3
Payable for collateral for securities on loan	14,640
Other	37
16,451
Net Assets	$171,953
Net Assets Consist of:
Capital stock ($.01 par value)	$85
Additional paid-in capital	119,145
Undistributed (accumulated) net investment income (loss)	2,373
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	17,985
Net unrealized appreciation (depreciation) on investment securities	32,365
Net Assets	$171,953
Net Assets by Class:
Initial Class	$170,273
Service Class	1,680
Shares Outstanding:
Initial Class	8,409
Service Class	82
Net Asset Value and Offering Price Per Share:
Initial Class	$20.25
Service Class	20.56

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $36)	$1,461
Interest	81
Income from loaned securities–net	21
1,563
Expenses:
Management and advisory fees	665
Printing and shareholder reports	8
Custody fees	21
Administration fees	18
Legal fees	2
Audit fees	9
Trustees fees	3
Service fees:
Service Class	2
Other	1
Total expenses	729
Net Investment Income (Loss)	834
Net Realized Gain (Loss) from:
Investment securities	9,360
Foreign currency transactions	(3)
9,357
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	3,733
3,733
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	13,090
Net Increase (Decrease) in Net Assets Resulting from Operations	$13,924

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Large Cap Core 6

Van Kampen Large Cap Core

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$834	$1,540
Net realized gain (loss) from investment securities and foreign currency transactions	9,357	9,904
Change in unrealized appreciation (depreciation) on investment securities	3,733	6,701
	13,924	18,145
Distributions to Shareholders:
From net investment income:
Initial Class	–	(1,773)
Service Class	–	(10)
	–	(1,783)
From net realized gains:
Initial Class	–	(10,407)
Service Class	–	(72)
	–	(10,479)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	1,820	2,406
Service Class	643	442
	2,463	2,848
Dividends and distributions reinvested:
Initial Class	–	12,180
Service Class	–	82
	–	12,262
Cost of shares redeemed:
Initial Class	(25,793)	(48,100)
Service Class	(512)	(217)
	(26,305)	(48,317)
	(23,842)	(33,207)
Net increase (decrease) in net assets	(9,918)	(27,324)
Net Assets:
Beginning of period	181,871	209,195
End of period	$171,953	$181,871
Undistributed (accumulated) net investment income (loss)	$2,373	$1,539

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	91	132
Service Class	32	24
	123	156
Shares issued–reinvested from distributions:
Initial Class	–	722
Service Class	–	5
	–	727
Shares redeemed:
Initial Class	(1,317)	(2,637)
Service Class	(25)	(12)
	(1,342)	(2,649)
Net increase (decrease) in shares outstanding:
Initial Class	(1,226)	(1,783)
Service Class	7	17
	(1,219)	(1,766)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Large Cap Core 7

Van Kampen Large Cap Core

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$18.73	$0.09	$1.43	$1.52	$–	$–	$–	$20.25
	12/31/2006	18.23	0.15	1.59	1.74	(0.18)	(1.06)	(1.24)	18.73
	12/31/2005	16.90	0.14	1.43	1.57	(0.24)	–	(0.24)	18.23
	12/31/2004	15.26	0.19	1.71	1.90	(0.26)	–	(0.26)	16.90
	12/31/2003	12.85	0.22	2.46	2.68	(0.27)	–	(0.27)	15.26
	12/31/2002	15.73	0.24	(2.81)	(2.57)	(0.31)	–	(0.31)	12.85
Service Class	6/30/2007	19.04	0.07	1.45	1.52	–	–	–	20.56
	12/31/2006	18.52	0.10	1.63	1.73	(0.15)	(1.06)	(1.21)	19.04
	12/31/2005	17.19	0.10	1.45	1.55	(0.22)	–	(0.22)	18.52
	12/31/2004	15.51	0.16	1.75	1.91	(0.23)	–	(0.23)	17.19
	12/31/2003	13.37	0.13	2.03	2.16	(0.02)	–	(0.02)	15.51

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2007	8.12%	$170,273	0.82%	0.82%	0.94%	17%
	12/31/2006	10.33	180,443	0.82	0.82	0.81	40
	12/31/2005	9.41	208,119	0.82	0.82	0.84	50
	12/31/2004	12.75	234,150	0.82	0.82	1.23	175
	12/31/2003	21.08	246,502	0.83	0.83	1.62	180
	12/31/2002	(16.38)	243,355	0.84	0.85	1.73	251
Service Class	6/30/2007	7.98	1,680	1.07	1.07	0.68	17
	12/31/2006	10.06	1,428	1.07	1.07	0.55	40
	12/31/2005	9.12	1,076	1.07	1.07	0.59	50
	12/31/2004	12.53	805	1.07	1.07	1.03	175
	12/31/2003	16.14	225	1.08	1.08	1.31	180

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Van Kampen Large Cap Core (the "Fund") share classes commenced operations as follows:

Initial Class – April 8, 1991
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  For the period ended June 30, 2007 and the years ended December 31, 2006, 2005, 2004, and 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Large Cap Core 8

Van Kampen Large Cap Core

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING
POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Van Kampen Large Cap Core (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2007 of $7 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $9, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Large Cap Core 9

Van Kampen Large Cap Core

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.75% of the first $250 million of ANA
0.70% of ANA over $250 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.84% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-adviser for the six months ended June 30, 2007 were $1.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $9.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50%

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Large Cap Core 10

Van Kampen Large Cap Core

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $8. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$29,796
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	49,497
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Large Cap Core 11

Van Kampen Mid-Cap Growth

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period until June 30, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,123.30	0.90%	$4.74
Hypothetical (b)	1,000.00	1,020.33	0.90	4.51
Service Class
Actual	1,000.00	1,122.00	1.15	6.05
Hypothetical (b)	1,000.00	1,019.09	1.15	5.76

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2007

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Mid-Cap Growth 1

Van Kampen Mid-Cap Growth

SCHEDULE OF INVESTMENTS
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (97.3%)
Apparel & Accessory Stores (2.5%)
Abercrombie & Fitch Co.–Class A	215,108	$15,699
Automotive Dealers (1.9%)
AutoZone, Inc. ‡	85,916	11,738
Business Services (11.0%)
Aeroplan Income Fund †	968,856	19,336
ChoicePoint, Inc. ‡	262,022	11,123
Focus Media Holding Ltd., ADR ‡†	161,576	8,160
Iron Mountain, Inc. ‡	420,229	10,981
Lamar Advertising Co.	91,679	5,754
Monster Worldwide, Inc. ‡	336,892	13,846
Chemicals & Allied Products (3.2%)
Cabot Corp.	116,790	5,569
Nalco Holding Co.	545,005	14,960
Communication (3.3%)
Crown Castle International Corp. ‡†	327,886	11,892
Global Payments, Inc.	232,027	9,200
Computer & Data Processing Services (5.9%)
Baidu.com, ADR ‡†	62,609	10,517
NHN Corp. ‡	49,127	8,960
salesforce.com, Inc. ‡†	200,517	8,594
Tencent Holdings, Ltd.	2,271,000	9,150
Educational Services (3.3%)
Apollo Group, Inc.–Class A ‡	250,878	14,659
ITT Educational Services, Inc. ‡	54,737	6,425
Electric, Gas & Sanitary Services (1.9%)
Stericycle, Inc. ‡	268,336	11,930
Electronic Components & Accessories (1.1%)
Tessera Technologies, Inc. ‡	174,014	7,056
Gas Production & Distribution (3.6%)
Questar Corp.	126,161	6,668
Southwestern Energy Co. ‡	359,218	15,985
Hotels & Other Lodging Places (5.7%)
Choice Hotels International, Inc.	155,557	6,148
Hilton Hotels Corp.	166,492	5,572
Intercontinental Hotels Group PLC, Sponsored ADR	374,836	9,288
Wynn Resorts, Ltd. †	166,512	14,934
Industrial Machinery & Equipment (1.6%)
Pentair, Inc. †	254,496	9,816
Insurance (3.0%)
Alleghany Corp. ‡	22,471	9,134

	Shares	Value
Insurance (continued)
Leucadia National Corp. †	282,729	$9,966
Insurance Agents, Brokers & Service (0.8%)
Brown & Brown, Inc.	192,630	4,843
Management Services (2.7%)
Corporate Executive Board Co. †	261,060	16,945
Medical Instruments & Supplies (2.0%)
Techne Corp. ‡†	224,220	12,828
Motion Pictures (1.4%)
Discovery Holding Co.–Class A ‡	391,671	9,004
Oil & Gas Extraction (4.1%)
Ultra Petroleum Corp. ‡	467,664	25,834
Paper & Allied Products (0.9%)
MeadWestvaco Corp.	167,097	5,902
Personal Services (0.9%)
Weight Watchers International, Inc.	114,284	5,810
Pharmaceuticals (2.9%)
Dade Behring Holdings, Inc.	342,266	18,181
Primary Metal Industries (3.0%)
Chaparral Steel Co.	144,562	10,390
Texas Industries, Inc. †	105,478	8,271
Radio & Television Broadcasting (2.7%)
Grupo Televisa SA, Sponsored ADR	626,369	17,294
Real Estate (4.1%)
Desarrolladora Homex SA de CV, ADR ‡†	144,969	8,784
Forest City Enterprises, Inc.–Class A †	197,724	12,156
St. Joe Co. (The) †	101,842	4,719
Research & Testing Services (1.1%)
Gen-Probe, Inc. ‡	111,648	6,746
Residential Building Construction (1.2%)
NVR, Inc. ‡†	11,379	7,735
Restaurants (1.4%)
Wendy's International, Inc. †	244,248	8,976
Retail Trade (1.8%)
Amazon.com, Inc. ‡†	86,732	5,933
Petsmart, Inc. †	158,823	5,154
Savings Institutions (1.3%)
People's United Financial, Inc. †	459,957	8,155
Security & Commodity Brokers (3.8%)
Calamos Asset Management, Inc.–Class A	362,129	9,252
Fortress Investment Group LLC–Class A †	24,966	595

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Mid-Cap Growth 2

Van Kampen Mid-Cap Growth

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Security & Commodity Brokers (continued)
Janus Capital Group, Inc. †	519,803	$14,471
Telecommunications (6.2%)
Equinix, Inc. ‡†	142,709	13,054
NII Holdings, Inc. ‡†	247,999	20,023
SAVVIS, Inc. ‡	119,078	5,896
Transportation & Public Utilities (5.0%)
CH Robinson Worldwide, Inc.	346,818	18,215
Expeditors International of Washington, Inc.	320,622	13,242
Transportation Equipment (2.0%)
Li & Fung, Ltd.	3,558,000	12,811
Total Common Stocks (cost: $535,768)		614,279
	Principal	Value
SECURITY LENDING COLLATERAL (20.0%)
Debt (19.3%)
Bank Notes (1.4%)
Bank of America
5.27%, due 07/16/2007 *	$2,084	$2,084
5.27%, due 08/17/2007 *	3,473	3,473
5.30%, due 09/17/2007 *	3,473	3,473
Commercial Paper (7.1%)
Barton Capital Corp.–144A 5.30%, due 07/11/2007 5.31%, due 07/12/2007	3,461 1,382	3,461 1,382
Bear Stearns & Co. 5.44%, due 07/10/2007	347	347
CAFCO LLC–144A 5.32%, due 07/16/2007	1,380	1,380
Clipper Receivables Corp. 5.31%, due 07/10/2007	1,382	1,382
CRC Funding LLC–144A 5.32%, due 07/16/2007	1,380	1,380
Den Danske Bank 5.28%, due 07/09/2007	695	695
Falcon Asset Securitization Corp.–144A 5.31%, due 07/17/2007	1,445	1,445
Grampian Funding LLC–144A 5.35%, due 07/18/2007	1,378	1,378
Greyhawk Funding LLC–144A 5.29%, due 07/12/2007	1,389	1,389
Jupiter Securitization Corp.–144A 5.32%, due 07/26/2007	695	695
Lexington Parker Capital–144A 5.29%, due 07/03/2007	1,389	1,389

	Principal	Value
Commercial Paper (continued)
Liberty Street–144A
5.28%, due 07/02/2007	$1,389	$1,389
5.29%, due 07/18/2007	1,389	1,389
5.33%, due 07/31/2007	695	695
Morgan Stanley & Co. 5.45%, due 08/01/2007	695	695
Old Line Funding Corp.–144A 5.32%, due 07/12/2007	1,382	1,382
Paradigm Funding LLC–144A 5.31%, due 07/16/2007	1,376	1,376
Park Avenue Receivables Corp.–144A 5.32%, due 07/23/2007	3,459	3,459
Sheffield Receivables Corp.–144A 5.29%, due 07/06/2007 5.32%, due 07/17/2007	1,042 3,457	1,042 3,457
Three Pillars Funding Corp.–144A 5.33%, due 07/25/2007	3,460	3,460
Variable Funding Capital Corp.–144A 5.31%, due 07/05/2007 5.29%, due 07/11/2007 5.29%, due 07/12/2007	3,466 3,458 3,461	3,466 3,458 3,461
Euro Dollar Overnight (2.9%)
Abbey National PLC 5.28%, due 07/05/2007	1,737	1,737
Bank of Montreal 5.29%, due 07/02/2007 5.28%, due 07/03/2007	1,389 3,473	1,389 3,473
BNP Paribas 5.35%, due 07/02/2007	1,389	1,389
Calyon 5.38%, due 07/02/2007	1,389	1,389
Marshall & Ilsley Bank 5.29%, due 07/06/2007	1,926	1,926
National Australia Bank 5.32%, due 07/02/2007	1,389	1,389
Rabobank Netherland 5.33%, due 07/02/2007 5.28%, due 07/05/2007	1,389 3,473	1,389 3,473
Svenska Handelsbanken 5.30%, due 07/02/2007	1,010	1,010
Euro Dollar Terms (4.0%)
Banco Bilbao Vizcaya Argentaria 5.30%, due 08/10/2007	1,737	1,737
Bank of Montreal 5.31%, due 08/14/2007	2,084	2,084

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Mid-Cap Growth 3

Van Kampen Mid-Cap Growth

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Bank of Nova Scotia
5.28%, due 07/09/2007	$1,042	$1,042
5.29%, due 07/11/2007	1,389	1,389
Barclays 5.30%, due 07/16/2007 5.32%, due 09/04/2007	1,389 695	1,389 695
Canadian Imperial Bank of Commerce 5.30%, due 07/30/2007	1,737	1,737
Credit Suisse First Boston Corp. 5.29%, due 07/13/2007 5.29%, due 07/18/2007	1,389 2,778	1,389 2,778
First Tennessee National Corp. 5.30%, due 07/18/2007	695	695
Fortis Bank 5.29%, due 07/09/2007 5.30%, due 07/20/2007 5.30%, due 07/26/2007	695 1,737 1,389	695 1,737 1,389
Skandinaviska Enskilda Banken AB 5.29%, due 07/19/2007	1,042	1,042
Wells Fargo 5.28%, due 07/12/2007 5.28%, due 07/13/2007	3,473 1,737	3,473 1,737
Repurchase Agreements (3.9%) ††
Credit Suisse First Boston Corp. 5.42%, dated 06/29/2007 to be repurchased at $3,591 on 07/02/2007	3,589	3,589

	Principal	Value
Repurchase Agreements (continued)
Merrill Lynch & Co.
5.34%, dated 06/29/2007 to be
repurchased at $13,081 on 07/02/2007	$13,075	$13,075
Morgan Stanley Dean Witter & Co. 5.37%, dated 06/29/2007 to be repurchased at $2,906 on 07/02/2007	2,904	2,904
Morgan Stanley Dean Witter & Co. 5.43%, dated 06/29/2007 to be repurchased at $4,699 on 07/02/2007	4,696	4,696
	Shares	Value
Investment Companies (0.7%)
Barclays Global Institutional
Money Market Fund
1-day yield of 5.25%	2,083,848	$2,084
Reserve Primary Money Market Fund 1-day yield of 5.23%	288,968	289
Vanguard Prime Money Market Fund 1-day yield of 5.19%	2,007,440	2,007
Total Security Lending Collateral (cost: $126,298)		126,298
Total Investment Securities (cost: $662,066) #		$740,577

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At June 30, 2007, all or a portion of this security is on loan (see Note 1). The value at June 30, 2007, of all securities on loan is $122,607.

*  Floating or variable rate note. Rate is listed as of June 30, 2007.

††  Cash collateral for the Repurchase Agreements, valued at $24,695, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00%–9.12% and 07/03/2007–12/01/2036, respectively.

#  Aggregate cost for federal income tax purposes is $663,279. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $89,652 and $12,354, respectively. Net unrealized appreciation for tax purposes is $77,298.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $41,933 or 6.6% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Mid-Cap Growth 4

Van Kampen Mid-Cap Growth

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2007
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $662,066) (including securities loaned of $122,607)	$740,577
Cash	19,149
Foreign currency (cost: $139)	142
Receivables:
Investment securities sold	46
Shares sold	352
Interest	35
Income from loaned securities	15
Dividends	284
760,600
Liabilities:
Investment securities purchased	1,739
Accounts payable and accrued liabilities:
Shares redeemed	202
Management and advisory fees	420
Service fees	2
Administration fees	11
Payable for collateral for securities on loan	126,298
Other	333
129,005
Net Assets	$631,595
Net Assets Consist of:
Capital stock ($.01 par value)	$267
Additional paid-in capital	985,450
Undistributed (accumulated) net investment income (loss)	3,941
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	(436,577)
Net unrealized appreciation (depreciation) on:
Investment securities	78,511
Translation of assets and liabilities denominated in foreign currencies	3
Net Assets	$631,595
Net Assets by Class:
Initial Class	$623,117
Service Class	8,478
Shares Outstanding:
Initial Class	26,316
Service Class	361
Net Asset Value and Offering Price Per Share:
Initial Class	$23.68
Service Class	23.46

STATEMENT OF OPERATIONS
For the period ended June 30, 2007
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $53)	$4,696
Interest	260
Income from loaned securities–net	228
5,184
Expenses:
Management and advisory fees	2,454
Printing and shareholder reports	155
Custody fees	47
Administration fees	61
Legal fees	5
Audit fees	9
Trustees fees	10
Service fees:
Service Class	9
Other	6
Total expenses	2,756
Net Investment Income (Loss)	2,428
Net Realized Gain (Loss) from:
Investment securities	34,714
Foreign currency transactions	(17)
34,697
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	34,266
Translation of assets and liabilities denominated in foreign currencies	2
34,268
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	68,965
Net Increase (Decrease) in Net Assets Resulting from Operations	$71,393

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Mid-Cap Growth 5

Van Kampen Mid-Cap Growth

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2007 (unaudited)	December 31, 2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$2,428	$1,509
Net realized gain (loss) from investment securities and foreign currency transactions	34,697	41,245
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	34,268	15,076
	71,393	57,830
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	19,092	31,836
Service Class	2,057	6,815
	21,149	38,651
Cost of shares redeemed:
Initial Class	(59,907)	(138,183)
Service Class	(1,049)	(5,543)
	(60,956)	(143,726)
	(39,807)	(105,075)
Net increase (decrease) in net assets	31,586	(47,245)
Net Assets:
Beginning of period	600,009	647,254
End of period	$631,595	$600,009
Undistributed (accumulated) net investment income (loss)	$3,941	$1,513

	June 30, 2007 (unaudited)	December 31, 2006
Share Activity:
Shares issued:
Initial Class	842	1,591
Service Class	91	350
	933	1,941
Shares redeemed:
Initial Class	(2,673)	(6,937)
Service Class	(47)	(282)
	(2,720)	(7,219)
Net increase (decrease) in shares outstanding:
Initial Class	(1,831)	(5,346)
Service Class	44	68
	(1,787)	(5,278)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Mid-Cap Growth 6

Van Kampen Mid-Cap Growth

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2007)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2007	$21.08	$0.09	$2.51	$2.60	$–	$–	$–	$23.68
	12/31/2006	19.18	0.05	1.85	1.90	–	–	–	21.08
	12/31/2005	17.85	(0.02)	1.37	1.35	(0.02)	–	(0.02)	19.18
	12/31/2004	16.66	0.01	1.18	1.19	–	–	–	17.85
	12/31/2003	13.00	(0.06)	3.72	3.66	–	–	–	16.66
	12/31/2002	19.44	(0.04)	(6.39)	(6.43)	(0.01)	–	(0.01)	13.00
Service Class	6/30/2007	20.91	0.07	2.48	2.55	–	–	–	23.46
	12/31/2006	19.07	– (f)	1.84	1.84	–	–	–	20.91
	12/31/2005	17.78	(0.07)	1.36	1.29	–	–	–	19.07
	12/31/2004	16.63	0.01	1.14	1.15	–	–	–	17.78
	12/31/2003	13.83	(0.06)	2.86	2.80	–	–	–	16.63

			Ratios/Supplemental Data
	For the Period Ended (b)	Total Return (c)(e)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (d)	Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover Rate (e)
Initial Class	6/30/2007	12.33%	$623,117	0.90%	0.79%	31%
	12/31/2006	9.91	593,375	0.89	0.24	65
	12/31/2005	7.55	642,496	0.92	(0.13)	177
	12/31/2004	7.14	702,974	0.89	0.09	170
	12/31/2003	28.15	762,732	0.86	(0.39)	171
	12/31/2002	(33.06)	652,427	0.88	(0.27)	231
Service Class	6/30/2007	12.20	8,478	1.15	0.60	31
	12/31/2006	9.59	6,634	1.14	– (f)	65
	12/31/2005	7.31	4,758	1.17	(0.40)	177
	12/31/2004	6.92	2,971	1.15	0.06	170
	12/31/2003	20.25	548	1.12	(0.61)	171

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Van Kampen Mid-Cap Growth (the "Fund") share classes commenced operations as follows:

Initial Class – March 1, 1993

Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Annualized.

(e)  Not annualized.

(f)  Rounds to less than $0.01 or 0.01%.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Mid-Cap Growth 7

Van Kampen Mid-Cap Growth

NOTES TO FINANCIAL STATEMENTS
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AEGON/Transamerica Series Trust ("ATST") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Van Kampen Mid-Cap Growth (the "Fund") is part of ATST.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Securities for which quotations are not readily available are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Oversight Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2007 was paying an interest rate of 3.60%. Effective July 2, 2007, IBT has merged into State Street Corporation.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2007 of $63 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $98 earned by IBT for its services.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Mid-Cap Growth 8

Van Kampen Mid-Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2. RELATED PARTY TRANSACTIONS

ATST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") was the Fund's distributor. Effective May 1, 2007, Transamerica Capital, Inc. ("TCI") became the Fund's distributor. TFAI, TFS and TCI are affiliates of AEGON NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and TCI.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $1 billion of ANA
0.775% of ANA over $1 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2007.

Distribution and service fees: ATST entered into a Distribution Agreement with AFSG dated January 1, 1997, as amended. On May 1, 2007, the Distribution Agreement was amended to replace AFSG with TCI as the Fund's distributor. The Fund has also adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Distribution Plan for the Initial Class shares, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan for the Service Class shares requires ATST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2008. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-adviser for the six months ended June 30, 2007, were less than $1.

Deferred compensation plan: Each eligible independent Fund Trustee may elect participation in a non-qualified deferred compensation plan ("the Plan") maintained by Transamerica IDEX Mutual Funds, an affiliate of the Fund. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Mid-Cap Growth 9

Van Kampen Mid-Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Funds. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. Amounts deferred under the Deferred Compensation Plan are unfunded against the general assets of ATST. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of June 30, 2007, to $34.

Retirement plan: Under a retirement plan (the "Emeritus Plan") available to the Disinterested Trustees, each Disinterested Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, is entitled to 50% of the trustee's current retainer for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST fund based on the relative assets of the fund. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

Amounts accrued under the Emeritus Plan are unsecured claims against the general assets of ATST. For the period ended June 30, 2007, the amount related to the Emeritus Plan was $26. As of June 30, 2007, the Fund has not made any payments related to the Emeritus Plan.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

Purchases of securities:
Long-Term	$188,485
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-Term	218,426
U.S. Government	—

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$185,321	December 31, 2009
285,142	December 31, 2010

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Mid-Cap Growth 10

Van Kampen Mid-Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2007
(all amounts in thousands)
(unaudited)

NOTE 6.–(continued)

Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, FASB issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. Management is evaluating the application of FAS 157 to the Fund, and the significance of its impact, if any, on the Fund's financial statements.

AEGON/Transamerica Series Trust

Semi-Annual Report 2007

Van Kampen Mid-Cap Growth 11

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

A description of the AEGON/Transamerica Series Trusts' proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission website (www.sec.gov).

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-800-851-9777; and (2) on the SEC's website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q which is available on the Commission's website at www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

P.O. Box 9012
Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.
4600 South Syracuse Street
Denver, CO 80237

Item 2: Code of Ethics.

Not applicable for semi-annual reports.

Item 3: Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5: Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6: Schedule of Investments.

The schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders

The Registrant’s Governance/Nominating Committee’s provisions with respect to nominations of Trustees to its Board are as follows:

The Governance/Nominating Committee may consider nominations for shareholders of the Fund.  Shareholders may submit for the Governance/Nominating Committee’s consideration, recommendations regarding potential nominees for service on the Board.  Each eligible shareholder or shareholder group may submit no more than one nominee each calendar year.  Recommendations should be submitted to the Committee in care of the Fund’s Secretary and must be received by December 31, 2007.  In order for the Governance/Nominating Committee to consider shareholder submissions, the following requirements, among others, must be satisfied regarding the nominee:

•                  the nominee must satisfy all qualifications provided in the Fund’s organizational documents, including qualification as a possible Independent Trustee if the nominee is to serve in that capacity;

•                  the nominee may not be the nominating shareholder, a member of the nominating shareholder group or a member of the immediate family of the nominating shareholder or any member of the nominating shareholder group;

•                  neither the nominee nor any member of the nominee’s immediate family may be currently employed or employed within the year prior to the nomination by any nominating shareholder entity or entity in a nominating shareholder group;

•                  neither the nominee nor any immediate family member of the nominee is permitted to have accepted directly or indirectly, during the year of the election for which the nominee’s name was submitted, during the immediately preceding calendar year, or during the year when the nominee’s name was submitted, any consulting, advisory, or other compensatory fee from the nominating shareholder or any member of a nominating shareholder group;

•                  the nominee may not be an executive officer, director/trustee or person fulfilling similar functions of the nominating shareholder or any member of the nominating shareholder group, or of an affiliate of the nominating shareholder or any such member of the nominating shareholder group;

•                  the nominee may not control the nominating shareholder or any member of the nominating shareholder group (or, in the case of a holder or member that is a fund, an interested person of such holder or member as defined by Section 2(a)(19) of the 1940 Act); and

•                  a shareholder or shareholder group may not submit for consideration a nominee which has previously been considered by the Governance/Nominating Committee.

In addition, in order for the Governance/Nominating Committee to consider shareholder submissions, the following requirements must be satisfied regarding the shareholder or shareholder group submitting the proposed nominee: any shareholder or shareholder group submitting a proposed nominee must beneficially own, either individually or in the aggregate, more than 5% of the Fund’s (or a portfolio thereof) securities that are eligible to vote both at the time of submission of the nominee and at the time of the Board member election (each of the securities used for purposes of calculating this ownership must have been held continuously for at least two years as of the date of the nomination); in addition, such securities must continue to be held through the date of the meeting and the nominating shareholder or shareholder group must also bear the economic risk of the investment; and the nominating shareholder or shareholder group must also submit a certification which provides the number of shares which the person or group has (a) sole power to vote or direct the vote, (b) shared power to vote or direct the vote, (c) sole power to dispose or direct the disposition of such shares, and (d) shared power to dispose or direct the disposition of such shares (in addition the certification shall provide that the shares have been held continuously for at least two years).

In assessing the qualifications of a potential candidate for membership on the Board, the Governance/Nominating Committee may consider the candidate’s potential contribution to the operation of the Board and its committees, and such other factors as it may deem relevant.  The Governance/Nominating Committee has oversight responsibilities and monitors certain issues, including the adviser’s and sub-advisers’ codes of ethics, shareholder communications and shareholder complaint resolution and disaster recovery policies, in consultation with the CCO and independent directors’ counsel, that affect the duties of independent members of the Board.

Item 11: Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)          (1) Not Applicable

(2) Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3) Not Applicable

(b)         A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Act of 1934, or otherwise subject to liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AEGON/Transamerica Series Trust
(Registrant)

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date: August 31, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date:	August 31, 2007

By:	/s/ Joseph P. Carusone
Joseph P. Carusone
Principal Financial Officer
Date:	August 31, 2007

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

12(a)(2)(i)	Section 302 N-CSR Certification of Chief Executive Officer
12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
12(b)	Section 906 N-CSR Certification of Chief Executive Officer and Principal Financial Officer